UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS

(Exact name of registrant as specified in charter)

ONE IRON STREET

BOSTON, MASSACHUSETTS 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Joshua A. Weinberg, Esq. Managing Director and Managing Counsel SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	W. John McGuire, Esq. Morgan, Lewis & Bockius, LLP 1111 Pennsylvania Ave, N.W. Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1.	Schedule of Investments.

Quarterly Report
December 31, 2018
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com. Please read the prospectus carefully before you invest.

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BELGIUM — 1.5%
Anheuser-Busch InBev SA	36,847	$ 2,430,419
DENMARK — 2.1%
Novo Nordisk A/S Class B	75,993	3,467,906
FRANCE — 18.5%
Air Liquide SA	18,545	2,299,109
Airbus SE	24,738	2,374,325
AXA SA	90,124	1,942,850
BNP Paribas SA	49,924	2,252,862
L'Oreal SA	10,597	2,437,328
LVMH Moet Hennessy Louis Vuitton SE	11,561	3,412,360
Safran SA	15,978	1,925,157
Sanofi	49,085	4,245,397
Schneider Electric SE	23,262	1,588,071
TOTAL SA (a)	116,170	6,132,691
Vinci SA	24,109	1,984,885
		30,595,035
GERMANY — 13.5%
Allianz SE	18,378	3,679,482
BASF SE	39,767	2,745,762
Bayer AG	40,377	2,795,266
Daimler AG	38,664	2,029,164
Deutsche Telekom AG	140,413	2,378,804
SAP SE	46,834	4,654,083
Siemens AG	36,802	4,096,796
		22,379,357
ITALY — 2.0%
Eni SpA	109,987	1,728,558
Intesa Sanpaolo SpA	706,515	1,566,685
		3,295,243
NETHERLANDS — 6.3%
ASML Holding NV	18,681	2,929,076
ING Groep NV	168,496	1,812,518
Royal Dutch Shell PLC Class A	195,741	5,740,596
		10,482,190
SPAIN — 3.9%
Banco Bilbao Vizcaya Argentaria SA	288,698	1,529,831
Banco Santander SA	702,992	3,192,803
Telefonica SA	201,918	1,694,006
		6,416,640
SWITZERLAND — 21.2%
ABB, Ltd.	79,446	1,506,637
Glencore PLC (b)	524,238	1,945,255
Nestle SA	132,618	10,735,358
Novartis AG	110,434	9,414,560
Roche Holding AG	30,419	7,510,636
Security Description	Shares	Value
UBS Group AG (b)	166,919	$ 2,071,672
Zurich Insurance Group AG	6,553	1,948,351
		35,132,469
UNITED KINGDOM — 30.4%
AstraZeneca PLC	54,847	4,102,474
BP PLC	868,479	5,485,677
British American Tobacco PLC	99,314	3,162,157
Diageo PLC	105,545	3,757,097
GlaxoSmithKline PLC	215,007	4,083,396
HSBC Holdings PLC	881,479	7,262,432
Linde PLC	23,859	3,778,870
Lloyds Banking Group PLC	3,085,001	2,037,216
National Grid PLC	147,148	1,432,169
Prudential PLC	112,222	2,003,821
Reckitt Benckiser Group PLC	31,890	2,442,186
Rio Tinto PLC	48,167	2,288,187
Unilever NV	65,519	3,551,665
Unilever PLC	51,402	2,689,653
Vodafone Group PLC	1,156,762	2,252,602
		50,329,602
TOTAL COMMON STOCKS (Cost $202,167,302)		164,528,861

SHORT-TERM INVESTMENTS — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	18,061	18,061
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	84,639	84,639
TOTAL SHORT-TERM INVESTMENTS (Cost $102,700)		102,700
TOTAL INVESTMENTS — 99.4% (Cost $202,270,002)		164,631,561
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		929,074
NET ASSETS — 100.0%		$ 165,560,635
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR STOXX EUROPE 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$164,528,861	$—	$—	$164,528,861
Short-Term Investments	102,700	—	—	102,700
TOTAL INVESTMENTS	$164,631,561	$—	$—	$164,631,561
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$ 959,953	$ 941,892	$—	$—	18,061	$ 18,061	$ 425	$—
State Street Navigator Securities Lending Government Money Market Portfolio	86,582	86,582	26,665,732	26,667,675	—	—	84,639	84,639	15,677	—
Total		$86,582	$27,625,685	$27,609,567	$—	$—		$102,700	$16,102	$—
See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BELGIUM — 2.3%
Anheuser-Busch InBev SA	805,659	$ 53,141,060
FINLAND — 1.3%
Nokia Oyj	5,335,095	30,677,028
FRANCE — 38.5%
Air Liquide SA	405,486	50,269,962
Airbus SE	540,934	51,918,227
AXA SA	1,970,586	42,480,945
BNP Paribas SA	1,091,572	49,258,101
Danone SA	609,660	42,868,330
Engie SA	1,760,383	25,205,078
EssilorLuxottica SA	271,476	34,276,802
Kering SA	70,713	33,271,913
L'Oreal SA	231,719	53,295,773
LVMH Moet Hennessy Louis Vuitton SE	252,785	74,612,343
Orange SA	1,940,260	31,395,900
Safran SA	349,349	42,092,358
Sanofi	1,073,217	92,823,304
Schneider Electric SE	508,670	34,726,344
Societe Generale SA	764,844	24,323,896
TOTAL SA	2,540,043	134,090,539
Unibail-Rodamco-Westfield	474	73,367
Unibail-Rodamco-Westfield REIT	130,468	20,194,161
Vinci SA	527,099	43,395,875
Vivendi SA	922,996	22,453,011
		903,026,229
GERMANY — 27.7%
adidas AG	159,574	33,272,858
Allianz SE	401,863	80,457,495
BASF SE	869,468	60,033,502
Bayer AG	882,841	61,118,333
Bayerische Motoren Werke AG	303,374	24,518,896
Daimler AG	845,423	44,369,496
Deutsche Post AG	930,249	25,426,227
Deutsche Telekom AG	3,070,095	52,011,953
Fresenius SE & Co. KGaA	388,125	18,803,371
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	141,553	30,834,093
SAP SE	1,023,996	101,758,590
Siemens AG	804,722	89,581,594
Volkswagen AG Preference Shares	173,258	27,514,474
		649,700,882
IRELAND — 0.9%
CRH PLC	798,418	21,083,633
ITALY — 4.9%
Enel SpA	7,354,126	42,404,240
Security Description	Shares	Value
Eni SpA	2,404,822	$ 37,794,238
Intesa Sanpaolo SpA	15,447,799	34,255,216
		114,453,694
NETHERLANDS — 7.0%
ASML Holding NV	408,467	64,045,349
ING Groep NV	3,684,084	39,629,837
Koninklijke Ahold Delhaize NV	1,120,566	28,277,518
Koninklijke Philips NV	899,784	31,814,224
		163,766,928
SPAIN — 10.2%
Amadeus IT Group SA	415,429	28,892,768
Banco Bilbao Vizcaya Argentaria SA	6,312,288	33,449,261
Banco Santander SA	15,370,726	69,809,751
Iberdrola SA	5,537,458	44,424,950
Industria de Diseno Textil SA	1,052,116	26,880,930
Telefonica SA	4,414,929	37,039,384
		240,497,044
UNITED KINGDOM — 6.8%
Linde PLC	521,648	82,620,385
Unilever NV	1,432,549	77,655,850
		160,276,235
TOTAL COMMON STOCKS (Cost $2,829,486,491)		2,336,622,733

SHORT-TERM INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (a) (b)	517,087	517,087
State Street Navigator Securities Lending Government Money Market Portfolio (a) (c)	1,976,626	1,976,626
TOTAL SHORT-TERM INVESTMENTS (Cost $2,493,713)		2,493,713
TOTAL INVESTMENTS — 99.7% (Cost $2,831,980,204)		2,339,116,446
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		7,050,160
NET ASSETS — 100.0%		$ 2,346,166,606
(a)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(b)	The rate shown is the annualized seven-day yield at December 31, 2018.
(c)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,336,622,733	$—	$—	$2,336,622,733
Short-Term Investments	2,493,713	—	—	2,493,713
TOTAL INVESTMENTS	$2,339,116,446	$—	$—	$2,339,116,446
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	156,443	$ 156,443	$ 11,597,236	$ 11,236,592	$—	$—	517,087	$ 517,087	$ 5,814	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,152,850	2,152,850	340,878,218	341,054,442	—	—	1,976,626	1,976,626	444,665	—
Total		$2,309,293	$352,475,454	$352,291,034	$—	$—		$2,493,713	$450,479	$—
See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRIA — 2.1%
ANDRITZ AG	5,340	$ 244,909
Wienerberger AG	8,809	181,260
		426,169
BELGIUM — 7.1%
Ackermans & van Haaren NV	1,695	255,381
Cofinimmo SA REIT	1,685	208,994
Colruyt SA	3,892	276,914
Proximus SADP	11,868	320,450
Sofina SA	1,177	223,082
Telenet Group Holding NV	3,877	179,939
		1,464,760
FINLAND — 8.6%
Amer Sports Oyj (a)	8,800	385,991
Huhtamaki Oyj (b)	7,232	223,795
Kesko Oyj Class B	5,157	277,665
Konecranes Oyj	4,923	148,516
Metso Oyj	9,665	253,011
Orion Oyj Class B	7,865	272,244
Valmet Oyj	10,057	206,365
		1,767,587
FRANCE — 25.8%
Air France-KLM (a)	22,074	239,217
Alten SA	2,170	180,342
Altran Technologies SA (b)	17,910	143,419
Amundi SA (c)	4,570	241,149
BioMerieux	3,218	211,523
Bollore SA	68,001	272,074
Casino Guichard Perrachon SA	4,036	167,664
Christian Dior SE	474	180,925
CNP Assurances	11,289	239,001
Dassault Aviation SA	176	243,445
Elis SA (b)	14,603	242,889
Eurazeo SE	3,693	260,898
Eutelsat Communications SA	10,439	205,313
Faurecia SA	5,594	211,475
ICADE REIT	2,120	161,161
Iliad SA	2,126	298,081
Imerys SA	2,445	117,334
JCDecaux SA	5,674	159,043
Lagardere SCA	7,881	198,382
Remy Cointreau SA	1,826	206,547
Sartorius Stedim Biotech	1,789	178,639
SEB SA	1,854	239,068
Societe BIC SA	1,967	200,461
Sopra Steria Group	1,237	114,045
SPIE SA (b)	9,607	127,284
Wendel SA	2,181	261,039
		5,300,418
GERMANY — 23.7%
1&1 Drillisch AG	3,539	180,030
Aareal Bank AG	4,487	138,440
Security Description	Shares	Value
Aurubis AG	2,696	$ 133,201
Axel Springer SE	3,704	209,086
Bechtle AG	2,046	158,693
Carl Zeiss Meditec AG	2,743	214,166
Evotec AG (a)	9,006	178,776
Fraport AG Frankfurt Airport Services Worldwide	2,790	199,209
Freenet AG	9,599	185,939
Fuchs Petrolub SE Preference Shares	5,209	214,249
Gerresheimer AG	2,354	154,058
GRENKE AG	2,057	174,478
Hella GmbH & Co. KGaA	3,331	132,513
HOCHTIEF AG	1,362	183,255
Innogy SE (c)	5,742	267,350
Knorr-Bremse AG (a)	3,605	323,997
MAN SE	1,369	141,082
METRO AG	12,619	193,228
MorphoSys AG (a)	2,387	242,718
Nemetschek SE	1,355	148,314
Puma SE	630	307,519
Siltronic AG	1,555	128,343
Software AG	3,676	132,748
TAG Immobilien AG	10,981	249,929
Telefonica Deutschland Holding AG	68,626	268,142
		4,859,463
IRELAND — 2.6%
AIB Group PLC	59,203	249,055
Glanbia PLC	15,311	287,045
		536,100
ITALY — 11.7%
A2A SpA	118,303	212,662
Banco BPM SpA (a)(b)	114,431	257,438
Davide Campari-Milano SpA	34,249	289,136
DiaSorin SpA	1,968	159,055
Interpump Group SpA	6,307	187,456
Italgas SpA	36,940	210,971
Pirelli & C SpA (a)(c)	27,860	178,668
Poste Italiane SpA (c)	35,254	281,459
Recordati SpA	7,614	263,642
Saipem SpA (a)	43,451	162,176
Unione di Banche Italiane SpA (b)	70,121	203,042
		2,405,705
LUXEMBOURG — 0.8%
RTL Group SA	2,885	154,016
NETHERLANDS — 10.9%
Aalberts Industries NV	7,243	240,529
Argenx SE (a)	2,713	264,237
ASM International NV	3,214	133,002
Boskalis Westminster (b)	6,280	155,999
Euronext NV (c)	4,025	231,439
Gemalto NV (a)	5,893	341,275
IMCD NV	3,972	254,273
Koninklijke Vopak NV	5,006	227,073

See accompanying notes to schedule of investments.

SPDR EURO STOXX SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SBM Offshore NV	13,201	$ 195,048
Signify NV (c)	8,017	187,600
		2,230,475
PORTUGAL — 1.9%
Banco Comercial Portugues SA Class R (a)	610,105	160,063
Jeronimo Martins SGPS SA	18,469	218,306
		378,369
SPAIN — 4.3%
Bolsas y Mercados Espanoles SHMSF SA	5,553	154,381
Inmobiliaria Colonial Socimi SA REIT	18,792	174,757
Mapfre SA (b)	75,076	199,110
Siemens Gamesa Renewable Energy SA (a)(b)	16,940	206,043
Viscofan SA	2,766	152,153
		886,444
TOTAL COMMON STOCKS (Cost $24,560,637)		20,409,506

SHORT-TERM INVESTMENTS — 6.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	267,166	267,166
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	992,009	$ 992,009
TOTAL SHORT-TERM INVESTMENTS (Cost $1,259,175)		1,259,175
TOTAL INVESTMENTS — 105.6% (Cost $25,819,812)		21,668,681
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.6)%		(1,150,253)
NET ASSETS — 100.0%		$ 20,518,428
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.8% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$20,409,506	$—	$—	$20,409,506
Short-Term Investments	1,259,175	—	—	1,259,175
TOTAL INVESTMENTS	$21,668,681	$—	$—	$21,668,681
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,461	$ 1,461	$ 274,550	$ 8,845	$—	$—	267,166	$ 267,166	$ 91	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,579,202	1,579,202	2,276,388	2,863,581	—	—	992,009	992,009	1,694	—
Total		$1,580,663	$2,550,938	$2,872,426	$—	$—		$1,259,175	$1,785	$—
See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
CHINA — 42.9%
21Vianet Group, Inc. ADR (a)	10,051	$ 86,841
3SBio, Inc. (b)(c)	47,000	60,271
500.com, Ltd. Class A, ADR (a)(c)	1,831	13,879
51job, Inc. ADR (a)	2,993	186,883
58.com, Inc. ADR (a)	7,442	403,431
AAC Technologies Holdings, Inc.	87,000	505,042
Agile Group Holdings, Ltd.	453,598	533,587
Agricultural Bank of China, Ltd. Class H	2,996,000	1,312,533
Air China, Ltd. Class H	429,414	374,054
Alibaba Group Holding, Ltd. ADR (a)	150,284	20,599,428
Aluminum Corp. of China, Ltd. Class H (a)	768,304	247,291
Angang Steel Co., Ltd. Class H	441,244	304,331
Anhui Conch Cement Co., Ltd. Class H	261,750	1,270,412
Anhui Expressway Co., Ltd. Class H	32,000	19,128
ANTA Sports Products, Ltd.	120,000	575,527
Autohome, Inc. ADR (c)	5,400	422,442
AVIC International Holding HK, Ltd. (a)(c)	914,621	22,663
AviChina Industry & Technology Co., Ltd. Class H (c)	486,000	305,405
BAIC Motor Corp., Ltd. Class H (b)	219,500	115,787
Baidu, Inc. ADR (a)	35,562	5,640,133
Bank of China, Ltd. Class H	10,098,466	4,359,598
Bank of Communications Co., Ltd. Class H	2,756,630	2,151,265
Baozun, Inc. ADR (a)(c)	1,534	44,808
BBMG Corp. Class H (c)	269,000	84,864
BeiGene, Ltd. ADR (a)	4,929	691,342
Beijing Capital International Airport Co., Ltd. Class H	118,000	125,244
Beijing Capital Land, Ltd. Class H	130,000	46,658
Beijing Enterprises Clean Energy Group, Ltd. (a)	2,190,400	31,054
Beijing Enterprises Holdings, Ltd.	84,000	445,248
Beijing Enterprises Water Group, Ltd. (a)	492,000	250,733
Bitauto Holdings, Ltd. ADR (a)(c)	2,805	69,480
Boyaa Interactive International, Ltd. (a)(c)	100,200	15,486
Brilliance China Automotive Holdings, Ltd.	426,000	317,214
BYD Co., Ltd. Class H (c)	101,800	649,468
BYD Electronic International Co., Ltd. (c)	122,000	153,331
C.banner International Holdings, Ltd. (a)	192,000	11,035
CAR, Inc. (a)	197,043	146,725
CGN Power Co., Ltd. Class H (b)	1,412,000	335,445
Security Description	Shares	Value
China Aerospace International Holdings, Ltd.	340,000	$ 21,279
China Agri-Industries Holdings, Ltd.	295,000	105,124
China Animal Healthcare, Ltd. (a)(c)(d)	305,700	—
China Biologic Products Holdings, Inc. (a)(c)	2,104	159,715
China Cinda Asset Management Co., Ltd. Class H	1,204,600	292,328
China CITIC Bank Corp., Ltd. Class H	1,457,341	886,018
China Coal Energy Co., Ltd. Class H	716,000	281,668
China Communications Construction Co., Ltd. Class H	648,000	612,465
China Conch Venture Holdings, Ltd.	162,100	482,407
China Construction Bank Corp. Class H	11,664,148	9,624,093
China Dongxiang Group Co., Ltd.	528,000	80,926
China Eastern Airlines Corp., Ltd. Class H	206,000	114,717
China Everbright International, Ltd.	432,000	387,342
China Evergrande Group (c)	470,000	1,407,716
China Fangda Group Co., Ltd. Class B	127,550	56,694
China Galaxy Securities Co., Ltd. Class H	384,600	173,895
China Harmony New Energy Auto Holding, Ltd. (c)	77,500	29,102
China Huishan Dairy Holdings Co., Ltd. (a)(c)(d)	549,000	—
China Huiyuan Juice Group, Ltd. (a)(c)(d)	157,000	30,380
China International Marine Containers Group Co., Ltd. Class H	92,000	88,365
China Lesso Group Holdings, Ltd.	150,000	75,102
China Life Insurance Co., Ltd. Class H	1,035,708	2,201,228
China Lilang, Ltd.	91,000	76,711
China Literature, Ltd. (a)(b)(c)	12,000	55,637
China Longyuan Power Group Corp., Ltd. Class H	530,000	360,809
China Machinery Engineering Corp. Class H	94,000	44,543
China Medical System Holdings, Ltd.	177,000	164,581
China Mengniu Dairy Co., Ltd. (a)	430,780	1,342,517
China Merchants Bank Co., Ltd. Class H	684,260	2,508,288
China Merchants Port Holdings Co., Ltd.	415,606	748,471
China Minsheng Banking Corp., Ltd. Class H	1,146,720	790,907
China Mobile, Ltd.	706,636	6,800,695

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Molybdenum Co., Ltd. Class H (c)	447,000	$ 164,427
China National Building Material Co., Ltd. Class H	428,000	293,010
China Nuclear Energy Technology Corp., Ltd. (a)	108,000	7,725
China Oilfield Services, Ltd. Class H	310,557	266,950
China Overseas Land & Investment, Ltd.	757,084	2,601,181
China Overseas Property Holdings, Ltd.	272,361	79,663
China Pacific Insurance Group Co., Ltd. Class H	319,800	1,035,454
China Petroleum & Chemical Corp. Class H	3,271,726	2,335,947
China Power International Development, Ltd.	297,000	67,523
China Railway Construction Corp., Ltd. Class H	265,500	368,272
China Railway Group, Ltd. Class H	671,000	611,063
China Resources Beer Holdings Co., Ltd.	323,357	1,129,572
China Resources Gas Group, Ltd.	96,000	380,108
China Resources Medical Holdings Co., Ltd.	78,500	51,335
China Resources Power Holdings Co., Ltd.	344,437	662,535
China Shengmu Organic Milk, Ltd. (a)(b)	357,000	16,187
China Shenhua Energy Co., Ltd. Class H	521,540	1,143,087
China Silver Group, Ltd. (a)	92,000	8,695
China Singyes Solar Technologies Holdings, Ltd. (e)	75,600	20,760
China South City Holdings, Ltd.	430,000	60,963
China Southern Airlines Co., Ltd. Class H	250,000	154,866
China Taiping Insurance Holdings Co., Ltd.	131,741	361,771
China Telecom Corp., Ltd. Class H	2,409,320	1,230,917
China Travel International Investment Hong Kong, Ltd.	286,000	76,346
China Unicom Hong Kong, Ltd.	828,172	884,303
China Vanke Co., Ltd. Class H	150,900	512,679
China Yurun Food Group, Ltd. (a)(c)	205,659	16,811
Chinasoft International, Ltd. (a)	212,000	105,332
Chlitina Holding, Ltd.	47,000	392,979
Chong Sing Holdings FinTech Group (a)(c)	2,364,000	29,892
Chongqing Changan Automobile Co., Ltd. Class B	102,000	45,467
Chongqing Rural Commercial Bank Co., Ltd. Class H	217,000	116,408
Security Description	Shares	Value
CIMC-TianDa Holdings Co., Ltd. (a)	434,227	$ 12,756
CITIC Resources Holdings, Ltd. (c)	378,000	29,934
CITIC Securities Co., Ltd. Class H	229,500	395,722
CITIC Telecom International Holdings, Ltd.	216,000	75,868
CITIC, Ltd.	651,000	1,021,066
CNOOC, Ltd.	1,983,249	3,065,045
Cogobuy Group (a)(b)(c)	76,000	25,724
Colour Life Services Group Co., Ltd. (a)(c)	95,000	50,841
Consun Pharmaceutical Group, Ltd.	190,400	110,650
Coolpad Group, Ltd. (a)(d)	437,400	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	1,344,339	137,364
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (c)	635,215	317,228
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	27,000	10,173
COSCO SHIPPING Ports, Ltd.	38,425	37,790
Cosmo Lady China Holdings Co., Ltd. (b)(c)	106,000	37,367
Country Garden Holdings Co., Ltd. (c)	791,333	963,222
Country Garden Services Holdings Co., Ltd. (a)	96,865	153,908
CRRC Corp., Ltd. Class H	545,000	531,819
CSG Holding Co., Ltd. Class B	156,100	49,246
CSPC Pharmaceutical Group, Ltd.	456,000	658,139
CT Environmental Group, Ltd. (c)	438,000	17,622
Ctrip.com International, Ltd. ADR (a)	40,439	1,094,279
Datang International Power Generation Co., Ltd. Class H	402,000	94,475
Dazhong Transportation Group Co., Ltd. Class B	112,850	51,347
Dongfang Electric Corp., Ltd. Class H (a)(c)	14,000	8,261
Dongfeng Motor Group Co., Ltd. Class H	520,468	471,983
Fang Holdings, Ltd. ADR (a)	28,484	40,732
Fanhua, Inc. ADR (c)	9,155	200,952
Far East Horizon, Ltd.	166,000	167,498
FIH Mobile, Ltd. (a)(c)	345,000	36,133
First Tractor Co., Ltd. Class H (a)(c)	76,000	17,376
Fufeng Group, Ltd. (a)(c)	122,000	51,578
GDS Holdings, Ltd. ADR (a)(c)	3,989	92,106
Geely Automobile Holdings, Ltd.	639,000	1,126,300
Genscript Biotech Corp. (a)(c)	74,000	99,809
GF Securities Co., Ltd. Class H	118,000	160,059
Golden Eagle Retail Group, Ltd.	100,000	106,650
GOME Retail Holdings, Ltd. (a)(c)	1,691,322	140,415

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Goodbaby International Holdings, Ltd.	273,000	$ 85,777
Great Wall Motor Co., Ltd. Class H (c)	386,000	221,364
Greentown China Holdings, Ltd.	111,500	83,739
Guangdong Investment, Ltd.	380,000	734,825
Guangshen Railway Co., Ltd. Class H	78,500	29,578
Guangzhou Automobile Group Co., Ltd. Class H	688,844	687,142
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	98,000	351,102
Guangzhou R&F Properties Co., Ltd. Class H	419,376	634,205
Guotai Junan International Holdings, Ltd. (c)	300,000	48,280
Haitian International Holdings, Ltd.	77,000	148,505
Haitong Securities Co., Ltd. Class H	361,600	346,389
Health and Happiness H&H International Holdings, Ltd. (a)(c)	26,500	151,296
Hengan International Group Co., Ltd.	94,500	687,988
HNA Holding Group Co., Ltd. (a)	463,400	8,168
Hua Hong Semiconductor, Ltd. (b)(c)	35,000	64,820
Huadian Fuxin Energy Corp., Ltd. Class H	248,000	60,501
Huadian Power International Corp., Ltd. Class H	248,000	111,815
Huaneng Power International, Inc. Class H	652,472	415,017
Huaneng Renewables Corp., Ltd. Class H	430,000	115,335
Huatai Securities Co., Ltd. Class H (b)(c)	78,600	124,485
Huazhu Group, Ltd. ADR	17,346	496,616
Huishang Bank Corp., Ltd. Class H	791,000	343,502
Ideanomics, Inc. (a)	14,425	17,310
Industrial & Commercial Bank of China, Ltd. Class H	10,466,138	7,472,614
Inner Mongolia Yitai Coal Co., Ltd. Class B	218,981	258,836
iQIYI, Inc. ADR (a)(c)	13,300	197,771
JD.com, Inc. ADR (a)	108,134	2,263,245
Jiangsu Expressway Co., Ltd. Class H	396,299	552,739
Jiangxi Copper Co., Ltd. Class H	291,578	342,996
JinkoSolar Holding Co., Ltd. ADR (a)(c)	3,513	34,744
Joy City Property, Ltd.	494,000	53,632
Jumei International Holding, Ltd. ADR (a)(c)	2,699	4,939
Kama Co., Ltd. Class B (a)	126,049	64,411
Security Description	Shares	Value
Kangda International Environmental Co., Ltd. (a)(b)	240,000	$ 19,925
Kingdee International Software Group Co., Ltd. (c)	256,000	226,267
Kingsoft Corp., Ltd.	111,000	159,921
Konka Group Co., Ltd. Class B	382,200	108,372
Kunlun Energy Co., Ltd.	446,000	472,811
KWG Group Holdings, Ltd. (a)	186,951	165,476
Lao Feng Xiang Co., Ltd. Class B	62,679	203,331
Launch Tech Co., Ltd. Class H	26,500	24,031
Lenovo Group, Ltd. (c)	1,107,703	748,434
LexinFintech Holdings, Ltd. ADR (a)(c)	7,263	52,657
Leyou Technologies Holdings, Ltd. (a)(c)	250,800	69,833
Li Ning Co., Ltd. (a)	321,874	345,334
Lifetech Scientific Corp. (a)(c)	296,000	56,710
Livzon Pharmaceutical Group, Inc. Class H	34,375	99,885
Luoyang Glass Co., Ltd. Class H (a)(c)	68,153	18,367
Luthai Textile Co., Ltd. Class B	52,600	62,212
Luye Pharma Group, Ltd. (b)(c)	222,000	154,534
Maanshan Iron & Steel Co., Ltd. Class H	784,971	345,897
Metallurgical Corp. of China, Ltd. Class H	474,000	113,818
Minth Group, Ltd.	96,000	309,604
Momo, Inc. ADR (a)	14,323	340,171
National Agricultural Holdings, Ltd. (a)(c)(d)	112,000	8,512
NetEase, Inc. ADR	10,117	2,381,238
New China Life Insurance Co., Ltd. Class H	85,200	338,434
New Oriental Education & Technology Group, Inc. ADR (a)	15,461	847,417
Noah Holdings, Ltd. ADR (a)	2,744	118,870
People's Insurance Co. Group of China, Ltd. Class H	601,000	241,802
PetroChina Co., Ltd. Class H	2,593,208	1,616,335
PICC Property & Casualty Co., Ltd. Class H	908,433	929,394
Ping An Healthcare and Technology Co., Ltd. (a)(b)(c)	20,600	72,619
Ping An Insurance Group Co. of China, Ltd. Class H (c)	656,228	5,795,905
Poly Culture Group Corp., Ltd. Class H	35,400	46,209
Poly Property Group Co., Ltd.	307,000	96,068
Qudian, Inc. ADR (a)(c)	13,402	57,495
Renhe Commercial Holdings Co., Ltd. (a)	2,268,000	78,213
Semiconductor Manufacturing International Corp. (a)(c)	635,383	555,905
Shandong Airlines Co., Ltd. Class B	25,300	35,610

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shandong Chenming Paper Holdings, Ltd. Class H	80,350	$ 45,977
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	244,000	197,585
Shang Gong Group Co., Ltd. Class B (a)	171,600	116,002
Shanghai Baosight Software Co., Ltd. Class B	40,300	68,510
Shanghai Electric Group Co., Ltd. Class H (c)	498,418	159,150
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	41,000	120,444
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	207,000	103,376
Shanghai Haixin Group Co. Class B	100,200	43,787
Shanghai Highly Group Co., Ltd. Class B	155,300	129,520
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	14,100	13,536
Shanghai Jinjiang International Travel Co., Ltd. Class B	31,474	54,293
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	44,200	49,283
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	167,953	214,140
Shanghai Mechanical and Electrical Industry Co., Ltd. Class B	57,084	96,129
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	75,800	154,130
Shanghai Prime Machinery Co., Ltd. Class H (a)	664,000	89,050
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	10,800	13,230
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	146,000	48,910
Shenzhen Expressway Co., Ltd. Class H	29,000	31,966
Shenzhen Investment, Ltd.	358,888	118,722
Shenzhou International Group Holdings, Ltd.	58,000	657,462
SINA Corp. (a)	10,997	589,879
Sino-Ocean Group Holding, Ltd.	916,711	403,948
Sinopec Oilfield Service Corp. Class H (a)(c)	202,000	15,480
Sinopec Shanghai Petrochemical Co., Ltd. Class H	662,878	290,404
Sinopharm Group Co., Ltd. Class H	130,000	546,278
Sinotrans, Ltd. Class H	262,000	113,777
Sinotruk Hong Kong, Ltd. (c)	37,500	56,518
SITC International Holdings Co., Ltd.	215,000	202,660
Security Description	Shares	Value
Sohu.com, Ltd. ADR (a)(c)	4,400	$ 76,648
Sun King Power Electronics Group	171,300	26,693
Sunac China Holdings, Ltd. (c)	309,000	1,006,405
Sunny Optical Technology Group Co., Ltd.	102,700	912,965
TAL Education Group ADR (a)	41,093	1,096,361
TCL Electronics Holdings, Ltd.	150,000	57,476
Tencent Holdings, Ltd.	693,870	27,828,004
Tian Ge Interactive Holdings, Ltd. (b)	93,000	36,348
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	37,545	31,913
Tianneng Power International, Ltd.	106,000	88,408
Tingyi Cayman Islands Holding Corp.	430,383	574,991
Tong Ren Tang Technologies Co., Ltd. Class H	152,000	199,189
TravelSky Technology, Ltd. Class H	108,000	276,575
Tsingtao Brewery Co., Ltd. Class H	96,000	387,465
Uni-President China Holdings, Ltd.	214,000	185,865
Vipshop Holdings, Ltd. ADR (a)	40,443	220,819
Want Want China Holdings, Ltd.	1,187,000	830,817
Weibo Corp. ADR (a)(c)	3,203	187,151
Weichai Power Co., Ltd. Class H	58,000	66,302
West China Cement, Ltd.	436,000	59,029
Wuxi Biologics Cayman, Inc. (a)(b)	30,000	192,162
Xiamen International Port Co., Ltd. Class H	154,000	22,620
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	37,859	33,559
Xinyi Solar Holdings, Ltd. (c)	307,246	107,918
Yangzijiang Shipbuilding Holdings, Ltd.	304,200	278,980
Yantai Changyu Pioneer Wine Co., Ltd. Class B	31,953	60,320
Yanzhou Coal Mining Co., Ltd. Class H	358,882	289,696
Yum China Holdings, Inc.	40,607	1,361,553
YY, Inc. ADR (a)	3,879	232,197
Zai Lab, Ltd. ADR (a)(c)	3,887	90,256
Zhejiang Expressway Co., Ltd. Class H	248,000	215,078
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	61,200	29,078
Zhuzhou CRRC Times Electric Co., Ltd. Class H	87,200	483,371
Zijin Mining Group Co., Ltd. Class H	1,102,685	418,295
ZTE Corp. Class H (a)(c)	113,040	213,682
ZTO Express Cayman, Inc. ADR	32,635	516,612
		177,795,703

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HONG KONG — 2.3%
Alibaba Pictures Group, Ltd. (a)(c)	1,340,107	$ 225,937
Beijing Enterprises Medical & Health Group, Ltd. (a)	440,500	12,997
Carnival Group International Holdings, Ltd. (a)(c)	1,220,000	22,594
China All Access Holdings, Ltd.	192,000	8,093
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	453,600	9,212
China Education Group Holdings, Ltd. (a)	59,000	72,343
China Everbright, Ltd.	128,000	226,921
China Fiber Optic Network System Group, Ltd. (a)(d)	686,800	—
China First Capital Group, Ltd. (a)	184,000	104,581
China Gas Holdings, Ltd.	331,800	1,182,374
China High Speed Transmission Equipment Group Co., Ltd. (c)	8,000	7,663
China NT Pharma Group Co., Ltd.	105,000	11,399
China Resources Cement Holdings, Ltd.	66,000	59,430
China Resources Land, Ltd.	468,767	1,802,179
China Soft Power Technology Holdings, Ltd. (a)(c)	266,000	1,461
China State Construction International Holdings, Ltd.	270,750	215,096
Citychamp Watch & Jewellery Group, Ltd.	500,000	104,096
Comba Telecom Systems Holdings, Ltd. (a)(c)	385,847	63,574
CP Pokphand Co., Ltd.	930,000	79,585
Dawnrays Pharmaceutical Holdings, Ltd.	254,000	47,690
Digital China Holdings, Ltd. (a)(c)	157,000	72,591
EVA Precision Industrial Holdings, Ltd.	448,000	40,054
Fullshare Holdings, Ltd. (a)(c)	711,100	163,485
GCL-Poly Energy Holdings, Ltd. (a)(c)	997,000	60,487
Haier Electronics Group Co., Ltd. (a)	153,000	376,376
Hanergy Thin Film Power Group, Ltd. (a)(c)(d)	5,962,000	—
Hi Sun Technology China, Ltd. (a)	318,000	41,023
Hua Han Health Industry Holdings, Ltd. (a)(c)(d)	890,400	—
Huabao International Holdings, Ltd.	18,000	7,656
Imperial Pacific International Holdings, Ltd. (a)(c)	7,996,300	54,130
Kingboard Holdings, Ltd.	133,200	355,570
Lee & Man Paper Manufacturing, Ltd.	245,000	207,782
NetDragon Websoft Holdings, Ltd.	61,000	93,494
Nine Dragons Paper Holdings, Ltd.	200,000	185,201
Security Description	Shares	Value
Shanghai Industrial Holdings, Ltd.	52,000	$ 105,204
Shenwan Hongyuan HK, Ltd.	330,000	69,967
Shimao Property Holdings, Ltd.	177,500	473,826
Sino Biopharmaceutical, Ltd.	1,041,000	686,080
Skyworth Digital Holdings, Ltd.	284,243	61,355
Solartech International Holdings, Ltd. (a)	520,000	5,313
SSY Group, Ltd.	562,691	416,843
Sun Art Retail Group, Ltd.	253,500	258,378
Tech Pro Technology Development, Ltd. (a)(d)	1,684,800	7,316
Tibet Water Resources, Ltd. (a)	373,000	128,631
United Laboratories International Holdings, Ltd. (c)	122,000	64,823
Vinda International Holdings, Ltd.	47,000	73,958
Wasion Holdings, Ltd.	84,000	40,877
WH Group, Ltd.	998,000	768,639
Xinyi Glass Holdings, Ltd.	362,000	400,406
		9,476,690
INDIA — 20.5%
Adani Ports & Special Economic Zone, Ltd.	120,605	669,749
Adani Power, Ltd. (a)	87,570	63,907
AIA Engineering, Ltd.	10,034	241,044
Ajanta Pharma, Ltd.	4,045	68,698
Alembic Pharmaceuticals, Ltd.	11,941	102,571
Anveshan Heavy Engineering, Ltd. (a)(e)	1,167	14,185
Apollo Hospitals Enterprise, Ltd.	33,447	602,827
Apollo Tyres, Ltd.	59,443	200,896
Arvind Fashions, Ltd. (a)(e)	6,303	76,613
Arvind, Ltd.	32,919	46,114
Ashok Leyland, Ltd.	54,621	80,193
Asian Paints, Ltd.	31,967	628,694
AstraZeneca Pharma India, Ltd. (a)	10,337	214,928
Aurobindo Pharma, Ltd.	41,829	439,140
Axis Bank, Ltd. (a)	173,210	1,537,963
Bajaj Auto, Ltd.	7,372	287,230
Bajaj Finance, Ltd.	17,528	664,101
Balkrishna Industries, Ltd.	4,988	66,009
BEML, Ltd.	7,946	103,025
Bharat Electronics, Ltd.	123,390	155,442
Bharat Financial Inclusion, Ltd. (a)	30,734	445,811
Bharat Forge, Ltd.	33,203	241,930
Bharat Heavy Electricals, Ltd.	282,654	295,954
Bharat Petroleum Corp., Ltd.	54,556	283,466
Bharti Airtel, Ltd.	217,896	975,328
Bharti Infratel, Ltd.	58,816	218,196
Biocon, Ltd.	82,077	739,534
Bosch, Ltd.	880	247,194
Britannia Industries, Ltd.	5,610	250,339
Cadila Healthcare, Ltd.	31,078	155,112
Central Bank of India (a)	81,719	42,899

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CG Power and Industrial Solutions, Ltd. (a)	96,349	$ 61,896
Cipla, Ltd.	106,322	791,152
Coal India, Ltd.	162,040	558,779
Crompton Greaves Consumer Electricals, Ltd.	32,565	106,373
Dabur India, Ltd.	40,598	250,427
DCB Bank, Ltd.	85,360	206,935
Dena Bank (a)	456,877	111,904
Divi's Laboratories, Ltd.	10,935	232,225
DLF, Ltd.	79,961	203,353
Dr Lal PathLabs, Ltd. (b)	9,922	129,370
Dr Reddy's Laboratories, Ltd.	12,609	472,555
Edelweiss Financial Services, Ltd.	27,816	72,593
Eicher Motors, Ltd.	1,187	393,740
Emami, Ltd.	12,924	77,768
Escorts, Ltd.	58,319	589,831
Federal Bank, Ltd.	192,465	257,070
Fortis Healthcare, Ltd. (a)	54,542	109,764
GAIL India, Ltd.	97,645	503,925
Gateway Distriparks, Ltd.	41,715	77,377
Gillette India, Ltd.	1,107	103,049
Glenmark Pharmaceuticals, Ltd.	22,439	222,751
Godrej Consumer Products, Ltd.	57,077	662,744
Godrej Industries, Ltd.	21,784	170,506
Granules India, Ltd.	73,167	94,059
Grasim Industries, Ltd.	17,570	207,775
Gujarat Mineral Development Corp., Ltd.	52,403	66,953
Gujarat Pipavav Port, Ltd.	44,887	65,998
GVK Power & Infrastructure, Ltd. (a)	508,513	56,449
Havells India, Ltd.	40,845	404,559
HCL Technologies, Ltd.	58,352	806,012
HDFC Bank, Ltd.	206,668	6,280,706
HEG, Ltd.	2,158	114,601
Hero MotoCorp, Ltd.	14,377	639,258
Hindalco Industries, Ltd.	137,520	445,564
Hindustan Unilever, Ltd.	125,114	3,260,957
Hindustan Zinc, Ltd.	179,723	717,322
Housing Development & Infrastructure, Ltd. (a)	78,399	29,534
Housing Development Finance Corp., Ltd.	221,114	6,234,043
ICICI Bank, Ltd. ADR	230,158	2,368,326
ICICI Bank, Ltd.	609	3,142
IDFC, Ltd. (f)	173,882	108,591
IDFC, Ltd. (f)	120,749	74,976
Igarashi Motors India, Ltd.	11,718	95,402
India Cements, Ltd.	42,655	58,714
Indiabulls Housing Finance, Ltd.	63,656	778,524
Indiabulls Real Estate, Ltd. (a)	36,543	45,774
Indiabulls Ventures, Ltd.	14,853	82,344
Indian Hotels Co., Ltd.	381,249	806,567
Indian Oil Corp., Ltd.	258,746	507,930
IndusInd Bank, Ltd.	28,195	645,882
Infosys, Ltd. ADR (c)	505,028	4,807,867
Security Description	Shares	Value
InterGlobe Aviation, Ltd. (b)	9,090	$ 151,691
Ipca Laboratories, Ltd.	17,262	198,322
ITC, Ltd. GDR (a)	298,066	1,204,187
Jain Irrigation Systems, Ltd.	78,918	78,901
Jaiprakash Associates, Ltd. (a)	375,085	41,369
Jammu & Kashmir Bank, Ltd. (a)	112,367	60,678
Jet Airways India, Ltd. (a)	44,824	178,134
Jindal Steel & Power, Ltd. (a)	72,874	172,125
Johnson Controls-Hitachi Air Conditioning India, Ltd.	2,915	76,022
JSW Steel, Ltd.	177,343	779,202
Jubilant Foodworks, Ltd.	11,619	208,365
Jubilant Life Sciences, Ltd.	11,569	117,753
Just Dial, Ltd. (a)	6,251	44,929
Karnataka Bank Ltd	55,516	89,220
Kaveri Seed Co., Ltd.	14,059	115,720
Kotak Mahindra Bank, Ltd.	79,592	1,432,462
KPIT Technologies, Ltd.	60,565	189,203
Lakshmi Vilas Bank Ltd (a)	67,995	84,878
Larsen & Toubro, Ltd. GDR	57,135	1,168,411
Laurus Labs, Ltd. (b)	13,021	70,789
LIC Housing Finance, Ltd.	46,055	322,382
Lupin, Ltd.	29,238	353,586
Magma Fincorp, Ltd.	38,582	60,789
Mahindra & Mahindra Financial Services, Ltd.	45,833	310,947
Mahindra & Mahindra, Ltd.	136,515	1,571,834
MakeMyTrip, Ltd. (a)(c)	3,274	79,656
Manappuram Finance, Ltd.	77,712	103,520
Marico, Ltd.	63,747	340,946
Marksans Pharma, Ltd.	203,064	81,005
Maruti Suzuki India, Ltd.	6,058	647,798
Max Financial Services, Ltd. (a)	18,389	117,475
Max India, Ltd. (a)	145,167	177,989
Mindtree, Ltd.	14,879	184,243
Motherson Sumi Systems, Ltd.	111,587	266,680
Narayana Hrudayalaya, Ltd. (a)	37,430	104,599
Natco Pharma, Ltd.	11,391	110,957
NCC, Ltd.	92,363	116,620
Nestle India, Ltd.	2,623	416,466
NTPC, Ltd.	167,846	358,339
Oil & Natural Gas Corp., Ltd.	430,347	923,999
Page Industries, Ltd.	951	343,796
PC Jeweller, Ltd.	64,138	79,191
PI Industries, Ltd.	11,042	136,406
Piramal Enterprises, Ltd.	5,057	172,520
Power Finance Corp., Ltd.	98,467	151,406
Power Grid Corp. of India, Ltd.	100,432	285,767
Rajesh Exports, Ltd.	31,306	256,044
Raymond, Ltd.	9,332	112,916
REC, Ltd.	88,206	154,327
Reliance Capital, Ltd.	42,475	139,657
Reliance Communications, Ltd. (a)	228,357	47,101
Reliance Home Finance, Ltd.	37,107	22,004
Reliance Industries, Ltd. GDR (b)	223,396	7,182,181

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Reliance Infrastructure, Ltd.	74,301	$ 336,518
Repco Home Finance, Ltd.	12,136	69,385
Satin Creditcare Network, Ltd. (a)	18,760	66,882
Sequent Scientific, Ltd.	129,931	126,088
Shankara Building Products, Ltd.	5,633	42,363
Shilpa Medicare, Ltd.	15,175	83,803
Shoppers Stop, Ltd.	18,612	144,012
Shriram City Union Finance, Ltd.	8,643	196,821
Shriram Transport Finance Co., Ltd.	20,841	370,147
Siemens, Ltd.	34,062	510,771
Sintex Industries, Ltd.	506,210	85,559
Sintex Plastics Technology, Ltd. (a)	144,709	52,026
South Indian Bank, Ltd.	500,092	111,386
SpiceJet, Ltd. (a)	66,875	85,444
Srei Infrastructure Finance, Ltd.	106,984	55,473
State Bank of India (a)	205,349	870,340
Steel Authority of India, Ltd. (a)	255,740	206,416
Strides Pharma Science, Ltd.	16,357	108,008
Sun Pharma Advanced Research Co., Ltd. (a)	28,276	76,163
Sun Pharmaceutical Industries, Ltd.	139,383	859,477
Suven Life Sciences, Ltd.	36,399	118,115
Suzlon Energy, Ltd. (a)	1,329,380	102,824
Tata Consultancy Services, Ltd.	127,087	3,445,994
Tata Motors, Ltd. (a)	226,546	560,402
Tata Steel, Ltd.	42,669	318,451
Tech Mahindra, Ltd.	61,408	636,070
Tejas Networks, Ltd. (a)(b)	17,345	51,539
Thyrocare Technologies, Ltd. (b)	45,170	349,086
Titan Co., Ltd.	14,408	192,134
Torrent Pharmaceuticals, Ltd.	9,042	229,421
Transport Corp. of India, Ltd.	25,368	105,066
Ujjivan Financial Services, Ltd.	17,437	69,271
UltraTech Cement, Ltd.	7,659	437,824
Unichem Laboratories, Ltd.	20,300	55,624
Unitech, Ltd. (a)	1,667,601	48,966
United Breweries, Ltd.	8,697	171,536
United Spirits, Ltd. (a)	55,874	508,840
UPL, Ltd.	33,204	360,624
Vakrangee, Ltd.	196,629	93,787
Vedanta, Ltd.	141,964	411,160
V-Mart Retail, Ltd.	3,420	126,983
Vodafone Idea, Ltd. (a)	246,569	133,323
Wipro, Ltd. ADR (c)	204,579	1,049,490
WNS Holdings, Ltd. ADR (a)	10,561	435,747
Wockhardt, Ltd. (a)	23,778	178,212
Yes Bank, Ltd.	175,148	456,090
Zee Entertainment Enterprises, Ltd.	182,137	1,242,987
		84,875,163
INDONESIA — 3.8%
Ace Hardware Indonesia Tbk PT	2,408,000	249,508
Adaro Energy Tbk PT	2,918,200	246,566
Security Description	Shares	Value
AKR Corporindo Tbk PT	133,800	$ 39,917
Astra International Tbk PT	3,105,100	1,776,039
Bank Central Asia Tbk PT	2,032,396	3,674,708
Bank Mandiri Persero Tbk PT	2,932,810	1,504,136
Bank Negara Indonesia Persero Tbk PT	561,900	343,861
Bank Rakyat Indonesia Persero Tbk PT	8,936,580	2,274,540
Charoen Pokphand Indonesia Tbk PT	378,600	190,221
Ciputra Development Tbk PT	929,296	65,270
Gudang Garam Tbk PT	100,800	586,189
Indah Kiat Pulp & Paper Corp. Tbk PT	222,300	178,551
Indocement Tunggal Prakarsa Tbk PT	286,725	367,877
Kalbe Farma Tbk PT	1,021,200	107,943
Lippo Karawaci Tbk PT	1,675,900	29,602
Matahari Department Store Tbk PT	211,500	82,364
Media Nusantara Citra Tbk PT	428,000	20,537
Pabrik Kertas Tjiwi Kimia Tbk PT	81,300	62,756
Pakuwon Jati Tbk PT	2,306,100	99,429
Perusahaan Gas Negara Persero Tbk	1,819,740	268,279
PP Persero Tbk PT	786,876	98,770
Semen Indonesia Persero Tbk PT	560,500	448,244
Summarecon Agung Tbk PT	873,500	48,899
Surya Semesta Internusa Tbk PT	1,389,000	48,296
Telekomunikasi Indonesia Persero Tbk PT	7,761,970	2,024,158
Tiga Pilar Sejahtera Food Tbk (a)(e)	963,100	11,252
Tower Bersama Infrastructure Tbk PT	331,000	82,865
Unilever Indonesia Tbk PT	67,200	212,161
United Tractors Tbk PT	285,445	542,901
Wijaya Karya Persero Tbk PT	744,257	85,657
		15,771,496
MACAU — 0.0% (g)
Newtree Group Holdings, Ltd. (a)	346,000	23,422
MALAYSIA — 3.8%
AEON Credit Service M Bhd	67,250	248,984
AirAsia Group Bhd	248,100	178,308
AirAsia X Bhd (a)	2,228,200	126,709
Alliance Bank Malaysia Bhd	719,010	699,436
Astro Malaysia Holdings Bhd	246,600	77,575
Axiata Group Bhd	493,033	468,873
Bermaz Auto Bhd (a)	272,680	141,866
British American Tobacco Malaysia Bhd	14,800	129,216
Bursa Malaysia Bhd	361,851	598,926
Cahya Mata Sarawak Bhd	245,800	160,000
Carlsberg Brewery Malaysia Bhd Class B	197,003	938,178
CIMB Group Holdings Bhd	506,365	699,660

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Dialog Group Bhd	630,300	$ 474,345
Eastern & Oriental Bhd (a)	605,711	164,161
Eco World Development Group Bhd (a)	330,700	72,422
Gamuda Bhd	95,500	54,076
Genting Bhd	492,900	727,572
Genting Malaysia Bhd	546,600	399,451
George Kent Malaysia Bhd	240,100	48,514
IJM Corp. Bhd	1,099,280	430,934
Inari Amertron Bhd	647,012	234,850
IOI Corp. Bhd	698,696	752,377
IOI Properties Group Bhd	606,716	226,096
Iskandar Waterfront City Bhd (a)	465,500	47,310
Karex Bhd	415,225	47,225
KNM Group Bhd (a)	860,300	15,613
Kuala Lumpur Kepong Bhd	54,500	326,011
Malayan Banking Bhd	546,817	1,257,051
Maxis Bhd	369,500	478,360
Media Prima Bhd (a)	300,200	25,062
Muhibbah Engineering M Bhd	304,300	205,444
My EG Services Bhd	432,600	102,065
Padini Holdings Bhd	218,200	185,331
Pentamaster Corp. Bhd (a)	165,600	110,200
PPB Group Bhd	126,820	539,503
Press Metal Aluminium Holdings Bhd	488,040	570,413
Public Bank Bhd	232,720	1,394,349
Sapura Energy Bhd (a)	204,500	14,351
Sime Darby Bhd	382,488	222,135
Sime Darby Plantation Bhd	365,488	420,986
Sime Darby Property Bhd	364,988	87,880
TA Enterprise Bhd	674,500	102,828
Telekom Malaysia Bhd	146,009	93,983
Tenaga Nasional Bhd	329,750	1,085,203
Top Glove Corp. Bhd	99,800	135,240
Tune Protect Group Bhd	450,500	61,048
Yinson Holdings Bhd	147,800	150,214
		15,730,334
PAKISTAN — 0.3%
Bank Alfalah, Ltd.	377,900	110,511
Bank of Punjab (a)	1,337,000	115,302
Cherat Cement Co., Ltd.	90,300	45,313
Fauji Fertilizer Bin Qasim, Ltd.	431,000	115,730
Habib Bank, Ltd.	82,200	71,333
Hascol Petroleum, Ltd.	117,875	126,028
Maple Leaf Cement Factory, Ltd.	154,100	45,131
MCB Bank, Ltd.	70,700	98,598
Nishat Mills, Ltd.	98,800	90,066
Pak Elektron, Ltd.	470,500	84,405
Searle Co. Ltd	49,613	87,784
TRG Pakistan (a)	364,000	58,481
		1,048,682
PHILIPPINES — 1.8%
Aboitiz Equity Ventures, Inc.	120,420	125,950
Alliance Global Group, Inc.	801,900	181,470
Security Description	Shares	Value
Ayala Land, Inc.	1,630,888	$ 1,259,181
Bank of the Philippine Islands	44,950	80,352
BDO Unibank, Inc.	201,065	500,129
Bloomberry Resorts Corp.	460,400	82,388
Cebu Air, Inc.	63,490	88,380
CEMEX Holdings Philippines, Inc. (a)(b)	1,273,000	45,996
Cosco Capital, Inc.	1,839,000	234,662
D&L Industries, Inc.	1,627,300	339,788
DoubleDragon Properties Corp. (a)	526,370	178,576
First Gen Corp.	1,190,870	452,479
First Philippine Holdings Corp.	432,777	532,896
Globe Telecom, Inc.	2,405	86,897
GT Capital Holdings, Inc.	7,380	136,836
Integrated Micro-Electronics, Inc.	315,800	63,659
JG Summit Holdings, Inc.	346,360	366,878
Jollibee Foods Corp.	45,620	253,150
LT Group, Inc.	546,400	172,487
Metro Pacific Investments Corp.	1,304,000	115,063
Nickel Asia Corp.	1,285,371	53,776
PLDT, Inc.	22,379	478,775
Puregold Price Club, Inc.	341,250	279,048
Robinsons Retail Holdings, Inc.	173,250	263,573
SM Investments Corp.	18,515	323,049
SM Prime Holdings, Inc.	1,058,100	720,357
Universal Robina Corp.	96,670	233,471
		7,649,266
SINGAPORE — 0.0% (g)
SIIC Environment Holdings, Ltd. (c)	159,899	32,262
Silverlake Axis, Ltd.	228,200	69,481
		101,743
TAIWAN — 19.7%
Accton Technology Corp.	42,000	134,730
Acer, Inc. (a)	725,395	459,021
Advantech Co., Ltd.	50,898	348,571
Airtac International Group	12,431	121,532
ASE Technology Holding Co., Ltd. (a)	529,898	1,005,077
Asia Cement Corp.	724,073	799,762
Asustek Computer, Inc.	138,138	905,580
AU Optronics Corp. ADR (c)	170,577	672,073
Catcher Technology Co., Ltd.	138,539	1,014,129
Cathay Financial Holding Co., Ltd.	1,349,604	2,063,682
Center Laboratories, Inc. (a)	59,546	131,735
Chang Hwa Commercial Bank, Ltd.	2,219,904	1,242,228
Chilisin Electronics Corp.	14,937	38,148
China Development Financial Holding Corp.	3,342,272	1,056,931
China Life Insurance Co., Ltd.	201,200	182,302
China Steel Chemical Corp.	18,877	84,138
China Steel Corp.	1,791,625	1,413,505

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Chunghwa Telecom Co., Ltd.	438,268	$ 1,611,227
Compal Electronics, Inc.	1,040,431	590,673
CTBC Financial Holding Co., Ltd.	3,064,515	2,013,964
Delta Electronics, Inc.	330,787	1,393,660
E.Sun Financial Holding Co., Ltd.	531,809	347,768
Eclat Textile Co., Ltd.	47,365	536,260
eMemory Technology, Inc.	16,000	136,383
Epistar Corp.	229,170	190,869
Everlight Electronics Co., Ltd.	173,996	167,277
Far Eastern New Century Corp.	985,170	894,240
Far EasTone Telecommunications Co., Ltd.	175,000	434,981
Feng TAY Enterprise Co., Ltd.	45,902	262,088
Firich Enterprises Co., Ltd. (a)	32,957	40,316
First Financial Holding Co., Ltd.	2,775,140	1,805,732
Formosa Chemicals & Fibre Corp.	701,691	2,397,031
Formosa Petrochemical Corp.	220,000	780,167
Formosa Plastics Corp.	856,137	2,813,216
Foxconn Technology Co., Ltd.	251,519	495,068
Fubon Financial Holding Co., Ltd.	1,129,998	1,729,720
Genius Electronic Optical Co., Ltd.	6,000	36,113
Giant Manufacturing Co., Ltd.	48,000	225,656
Globalwafers Co., Ltd.	12,000	109,510
Himax Technologies, Inc. ADR (c)	20,226	69,375
Hiwin Technologies Corp.	37,838	272,056
Holy Stone Enterprise Co., Ltd.	14,000	47,370
Hon Hai Precision Industry Co., Ltd.	1,604,760	3,696,425
Hotai Motor Co., Ltd.	44,000	365,748
HTC Corp. (a)	126,710	145,727
Hua Nan Financial Holdings Co., Ltd.	2,722,876	1,550,260
Innolux Corp.	1,020,753	322,794
Inventec Corp.	392,000	281,212
King Yuan Electronics Co., Ltd.	852,898	645,147
Largan Precision Co., Ltd.	12,710	1,329,429
Lite-On Technology Corp.	567,891	750,118
Macronix International	608,673	363,378
Makalot Industrial Co., Ltd.	44,682	247,127
MediaTek, Inc.	229,219	1,711,480
Medigen Biotechnology Corp. (a)	14,000	20,519
Mega Financial Holding Co., Ltd.	1,915,148	1,616,882
Merry Electronics Co., Ltd.	49,000	196,083
MIN AIK Technology Co., Ltd.	27,400	13,015
Motech Industries, Inc. (a)	145,934	40,356
Nan Ya Plastics Corp.	952,759	2,340,284
Novatek Microelectronics Corp.	150,062	693,262
PChome Online, Inc. (a)	26,957	110,943
Pegatron Corp.	361,630	604,736
Pou Chen Corp.	245,000	259,850
Powertech Technology, Inc.	237,518	510,783
President Chain Store Corp.	55,000	556,495
ProMOS Technologies, Inc. (a)(d)	2,232	—
Quanta Computer, Inc.	575,194	986,196
Radiant Opto-Electronics Corp.	48,000	131,958
Security Description	Shares	Value
Realtek Semiconductor Corp.	169,161	$ 787,000
Ritek Corp. (a)	128,834	45,268
Shin Kong Financial Holding Co., Ltd.	2,763,344	806,429
Silicon Motion Technology Corp. ADR	3,844	132,618
Sino-American Silicon Products, Inc. (a)	38,000	75,661
SinoPac Financial Holdings Co., Ltd.	3,489,630	1,169,379
Synnex Technology International Corp.	235,000	278,296
TA-I Technology Co., Ltd.	21,000	34,776
Taishin Financial Holding Co., Ltd.	3,356,204	1,424,943
Taiwan Cement Corp.	872,937	1,011,047
Taiwan FU Hsing Industrial Co., Ltd.	223,000	246,673
Taiwan Mobile Co., Ltd.	300,200	1,040,157
Taiwan Paiho, Ltd.	32,000	51,326
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	434,173	16,025,325
Tatung Co., Ltd. (a)	397,107	334,615
Teco Electric and Machinery Co., Ltd.	170,000	96,512
TPK Holding Co., Ltd.	27,000	42,428
Tripod Technology Corp.	408,361	1,060,195
Uni-President Enterprises Corp.	797,971	1,812,095
United Integrated Services Co., Ltd.	431,755	1,259,994
United Microelectronics Corp. ADR (c)	522,366	935,035
Walsin Lihwa Corp.	568,000	309,529
Walsin Technology Corp.	36,000	180,369
Win Semiconductors Corp.	27,000	103,654
Wistron Corp.	868,715	539,820
Yageo Corp.	36,144	375,116
Yuanta Financial Holding Co., Ltd.	1,829,383	919,542
		81,661,873
THAILAND — 4.5%
Advanced Info Service PCL	194,102	1,028,335
Airports of Thailand PCL	400,700	790,693
Bangkok Expressway & Metro PCL	4,922,732	1,466,539
Beauty Community PCL	314,100	63,187
BEC World PCL (a)	138,600	20,518
Big Camera Corp. PCL	1,624,500	59,871
Bumrungrad Hospital PCL	40,800	234,951
Central Plaza Hotel PCL	56,300	69,165
Charoen Pokphand Foods PCL	269,700	203,766
Chularat Hospital PCL Class F	2,239,800	132,077
CP ALL PCL	856,600	1,808,699
E for L Aim PCL (a)	272,340	502
Electricity Generating PCL	205,099	1,562,179
Energy Absolute PCL	264,000	344,595

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Gunkul Engineering PCL	1,521,603	$ 130,850
Hana Microelectronics PCL	119,800	121,419
Ichitan Group PCL	155,300	14,214
Indorama Ventures PCL	193,000	321,568
IRPC PCL	3,463,939	611,721
Jasmine International PCL	712,325	97,573
Kasikornbank PCL	65,254	369,759
Kasikornbank PCL NVDR	32,300	183,523
KCE Electronics PCL	366,200	295,232
Krungthai Card PCL	101,300	94,891
MC Group PCL	345,700	115,729
Mega Lifesciences PCL	263,800	232,932
Minor International PCL	369,686	386,036
PTG Energy PCL	205,200	54,199
PTT Exploration & Production PCL	303,817	1,059,067
PTT Global Chemical PCL NVDR	90,500	198,038
PTT PCL	1,279,150	1,807,153
Siam Cement PCL NVDR	56,800	760,590
Siam Commercial Bank PCL	274,397	1,125,061
Somboon Advance Technology PCL	192,000	90,221
Srisawad Corp. PCL	315,774	436,420
Super Energy Corp. PCL NVDR (a)	1,177,500	19,167
SVI PCL	1,119,800	167,832
Thai Beverage PCL (c)	1,137,400	509,034
Thai Oil PCL	447,164	909,847
Thai Union Group PCL Class F	250,100	124,435
TMB Bank PCL	2,301,400	155,500
True Corp. PCL NVDR	1,658,283	264,836
		18,441,924
UNITED STATES — 0.0% (g)
IntelliEPI, Inc.	51,000	91,092
TOTAL COMMON STOCKS (Cost $396,259,725)		412,667,388

RIGHTS — 0.0% (g)
MALAYSIA — 0.0% (g)
Sapura Energy Bhd (expiring 1/16/19) (a) (d)	81,800	—
Sapura Energy Bhd (expiring 1/16/19) (a) (e)	340,834	—
TOTAL RIGHTS (Cost $0)		0
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	839,632	$ 839,632
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	4,086,828	4,086,828
TOTAL SHORT-TERM INVESTMENTS (Cost $4,926,460)		4,926,460
TOTAL INVESTMENTS — 100.8% (Cost $401,186,185)		417,593,848
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(3,355,837)
NET ASSETS — 100.0%		$ 414,238,011
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the securities is $46,208, representing less than 0.05% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $122,810 representing 0.0% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt

See accompanying notes to schedule of investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$396,361,895	$16,259,285	$46,208	$412,667,388
Rights	—	0(a)	0(b)	0
Short-Term Investments	4,926,460	—	—	4,926,460
TOTAL INVESTMENTS	$401,288,355	$16,259,285	$46,208	$417,593,848
(a)	Fund held a Level 2 security that was valued at $0 at December 31, 2018.
(b)	Fund held a Level 3 security that was valued at $0 at December 31, 2018.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$ 9,878,383	$ 9,038,751	$—	$—	839,632	$ 839,632	$ 3,561	$—
State Street Navigator Securities Lending Government Money Market Portfolio	4,909,168	4,909,168	7,597,316	8,419,656	—	—	4,086,828	4,086,828	20,214	—
Total		$4,909,168	$17,475,699	$17,458,407	$—	$—		$4,926,460	$23,775	$—
See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co., Ltd. Class H (a)	1,616,000	$ 1,015,502
AIR FREIGHT & LOGISTICS — 0.4%
Sinotrans, Ltd. Class H	768,000	333,514
ZTO Express Cayman, Inc. ADR	175,670	2,780,856
		3,114,370
AIRLINES — 0.3%
Air China, Ltd. Class H	964,000	839,722
China Eastern Airlines Corp., Ltd. Class H	1,418,000	789,654
China Southern Airlines Co., Ltd. Class H	1,126,000	697,517
		2,326,893
AUTO COMPONENTS — 0.5%
China First Capital Group, Ltd. (b)	1,606,000	912,809
Fuyao Glass Industry Group Co., Ltd. Class H (c)	174,800	559,273
Minth Group, Ltd.	478,000	1,541,571
Tianneng Power International, Ltd.	342,000	285,242
Xinyi Glass Holdings, Ltd.	1,070,000	1,183,521
		4,482,416
AUTOMOBILES — 1.8%
BAIC Motor Corp., Ltd. Class H (c)	865,900	456,764
Brilliance China Automotive Holdings, Ltd.	1,576,000	1,173,543
BYD Co., Ltd. Class H (a)	401,000	2,558,316
Dongfeng Motor Group Co., Ltd. Class H	2,009,300	1,822,122
Geely Automobile Holdings, Ltd.	3,044,000	5,365,350
Great Wall Motor Co., Ltd. Class H (a)	2,209,000	1,266,824
Guangzhou Automobile Group Co., Ltd. Class H	2,235,691	2,230,166
Qingling Motors Co., Ltd. Class H	2,340,000	603,728
		15,476,813
BANKS — 15.6%
Agricultural Bank of China, Ltd. Class H	15,898,000	6,964,836
Bank of China, Ltd. Class H	43,412,700	18,741,648
Bank of Chongqing Co., Ltd. Class H (a)	1,160,000	662,277
Bank of Communications Co., Ltd. Class H	12,407,824	9,683,027
China CITIC Bank Corp., Ltd. Class H	6,707,471	4,077,933
China Construction Bank Corp. Class H	60,023,623	49,525,517
China Merchants Bank Co., Ltd. Class H	2,149,235	7,878,437
China Minsheng Banking Corp., Ltd. Class H	4,552,259	3,139,750
Security Description	Shares	Value
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,745,000	$ 936,093
Huishang Bank Corp., Ltd. Class H	1,784,700	775,030
Industrial & Commercial Bank of China, Ltd. Class H	43,807,789	31,277,889
Postal Savings Bank of China Co., Ltd. Class H (c)	2,960,000	1,561,407
		135,223,844
BEVERAGES — 0.5%
China Resources Beer Holdings Co., Ltd.	983,667	3,436,210
Tibet Water Resources, Ltd. (b)	1,363,000	470,039
Tsingtao Brewery Co., Ltd. Class H	199,000	803,183
		4,709,432
BIOTECHNOLOGY — 0.6%
3SBio, Inc. (a) (c)	510,000	654,001
BeiGene, Ltd. ADR (b)	23,163	3,248,842
China Biologic Products Holdings, Inc. (a) (b)	15,987	1,213,573
Shanghai Haohai Biological Technology Co., Ltd. Class H (c)	15,300	76,409
		5,192,825
BUILDING PRODUCTS — 0.0% (d)
China Lesso Group Holdings, Ltd.	335,000	167,728
CAPITAL MARKETS — 1.4%
Central China Securities Co., Ltd. Class H	348,000	73,784
China Cinda Asset Management Co., Ltd. Class H	6,793,200	1,648,551
China Everbright, Ltd.	606,000	1,074,327
China Galaxy Securities Co., Ltd. Class H	1,960,500	886,430
China Huarong Asset Management Co., Ltd. Class H (c)	4,943,000	902,819
China International Capital Corp., Ltd. Class H (c)	233,200	437,845
CITIC Securities Co., Ltd. Class H	1,303,500	2,247,600
GF Securities Co., Ltd. Class H	1,004,200	1,362,131
Guotai Junan International Holdings, Ltd. (a)	1,661,000	267,310
Haitong Securities Co., Ltd. Class H	1,883,800	1,804,556
Huatai Securities Co., Ltd. Class H (a) (c)	665,000	1,053,216
Noah Holdings, Ltd. ADR (b)	2,590	112,199
Shenwan Hongyuan HK, Ltd.	485,000	102,831
		11,973,599
CHEMICALS — 0.2%
China BlueChemical, Ltd. Class H	1,896,000	595,728
China Lumena New Materials Corp. (a) (b) (e)	3,564,548	—
Fufeng Group, Ltd. (a) (b)	529,000	223,644
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,619,999	1,147,809
		1,967,181

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.4%
China Everbright International, Ltd.	2,473,925	$ 2,218,186
Country Garden Services Holdings Co., Ltd. (b)	558,000	886,602
Dongjiang Environmental Co., Ltd. Class H (a)	141,800	149,056
Greentown Service Group Co., Ltd.	578,000	442,949
		3,696,793
COMMUNICATIONS EQUIPMENT — 0.3%
BYD Electronic International Co., Ltd. (a)	482,000	605,782
China All Access Holdings, Ltd.	1,220,000	51,422
China Fiber Optic Network System Group, Ltd. (b) (e)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (a) (b)	1,308,310	215,563
Shanghai Potevio Co., Ltd. Class B (b) (f)	264,700	106,409
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (a) (c)	165,500	452,362
ZTE Corp. Class H (b)	546,797	1,033,623
		2,465,161
CONSTRUCTION & ENGINEERING — 1.0%
China Communications Construction Co., Ltd. Class H	2,806,394	2,652,495
China Machinery Engineering Corp. Class H	431,000	204,233
China Railway Construction Corp., Ltd. Class H	1,130,375	1,567,930
China Railway Group, Ltd. Class H	1,996,000	1,817,709
China Singyes Solar Technologies Holdings, Ltd. (f)	368,000	101,056
China State Construction International Holdings, Ltd.	1,106,000	878,658
Metallurgical Corp. of China, Ltd. Class H	1,529,000	367,147
Sinopec Engineering Group Co., Ltd. Class H	1,013,000	831,945
		8,421,173
CONSTRUCTION MATERIALS — 0.7%
Anhui Conch Cement Co., Ltd. Class H	697,500	3,385,338
BBMG Corp. Class H (a)	1,217,000	383,939
China National Building Material Co., Ltd. Class H	2,172,000	1,486,959
China Resources Cement Holdings, Ltd.	745,163	670,988
		5,927,224
CONSUMER FINANCE — 0.0% (d)
Chong Sing Holdings FinTech Group (a) (b)	14,806,900	187,229
CONTAINERS & PACKAGING — 0.0% (d)
Greatview Aseptic Packaging Co., Ltd.	428,000	232,331
Security Description	Shares	Value
DISTRIBUTORS — 0.0% (d)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	555,000	$ 350,182
DIVERSIFIED CONSUMER SERVICES — 1.2%
China Education Group Holdings, Ltd. (b)	361,000	442,642
China Maple Leaf Educational Systems, Ltd.	855,497	380,252
China Yuhua Education Corp., Ltd. (c)	604,000	245,323
Fu Shou Yuan International Group, Ltd.	674,000	507,909
New Oriental Education & Technology Group, Inc. ADR (b)	74,492	4,082,907
TAL Education Group ADR (b)	176,947	4,720,946
		10,379,979
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd.	1,084,000	1,093,782
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.6%
China Communications Services Corp., Ltd. Class H	1,515,600	1,254,394
China Telecom Corp., Ltd. Class H	8,808,951	4,500,476
China Tower Corp., Ltd. Class H (b) (c)	20,210,000	3,820,343
China Unicom Hong Kong, Ltd.	3,603,805	3,848,060
CITIC Telecom International Holdings, Ltd.	1,092,000	383,557
		13,806,830
ELECTRICAL EQUIPMENT — 0.5%
Dongfang Electric Corp., Ltd. Class H (b)	238,200	140,559
Fullshare Holdings, Ltd. (a) (b)	3,912,500	899,500
Shanghai Electric Group Co., Ltd. Class H (a)	1,982,000	632,875
Solartech International Holdings, Ltd. (a) (b)	1,000,000	10,218
Tech Pro Technology Development, Ltd. (b) (e)	4,481,396	19,461
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	335,360	297,266
Zhuzhou CRRC Times Electric Co., Ltd. Class H	402,100	2,228,938
		4,228,817
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.0%
AAC Technologies Holdings, Inc.	454,745	2,639,831
Anxin-China Holdings, Ltd. (b) (e)	3,068,000	—
AVIC International Holdings, Ltd. Class H	259,982	136,477
Dongxu Optoelectronic Technology Co., Ltd. Class B	1,042,902	420,925
FIT Hon Teng, Ltd. (a) (c)	755,000	326,904
Hollysys Automation Technologies, Ltd.	18,700	327,437

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Ju Teng International Holdings, Ltd.	982,000	$ 264,648
Kingboard Holdings, Ltd.	515,999	1,377,430
Kingboard Laminates Holdings, Ltd.	317,000	261,557
Sunny Optical Technology Group Co., Ltd.	346,500	3,080,256
Wasion Holdings, Ltd.	330,000	160,588
		8,996,053
ENERGY EQUIPMENT & SERVICES — 0.1%
Anton Oilfield Services Group (b)	896,000	89,264
China Oilfield Services, Ltd. Class H	1,173,900	1,009,068
Hilong Holding, Ltd.	648,000	59,591
Sinopec Oilfield Service Corp. Class H (a) (b)	1,204,000	92,269
		1,250,192
ENTERTAINMENT — 1.4%
Alibaba Pictures Group, Ltd. (a) (b)	6,880,000	1,159,943
Boyaa Interactive International, Ltd. (b)	290,000	44,819
iQIYI, Inc. ADR (a) (b)	45,906	682,622
Leyou Technologies Holdings, Ltd. (b)	260,000	72,394
NetDragon Websoft Holdings, Ltd. (a)	196,000	300,408
NetEase, Inc. ADR	41,208	9,699,127
Poly Culture Group Corp., Ltd. Class H	89,100	116,306
		12,075,619
FOOD & STAPLES RETAILING — 0.2%
Sun Art Retail Group, Ltd.	1,344,500	1,370,370
FOOD PRODUCTS — 2.0%
China Agri-Industries Holdings, Ltd.	1,536,600	547,570
China Huishan Dairy Holdings Co., Ltd. (a) (b) (e)	2,729,000	—
China Huiyuan Juice Group, Ltd. (b) (e)	701,000	135,645
China Mengniu Dairy Co., Ltd. (b)	1,720,220	5,361,028
China Yurun Food Group, Ltd. (a) (b)	1,095,000	89,509
CP Pokphand Co., Ltd.	2,994,000	256,213
Dali Foods Group Co., Ltd. (c)	561,500	415,243
Health and Happiness H&H International Holdings, Ltd. (a) (b)	149,000	850,684
Tingyi Cayman Islands Holding Corp.	1,257,844	1,680,478
Uni-President China Holdings, Ltd.	662,400	575,312
Want Want China Holdings, Ltd.	4,411,933	3,088,046
WH Group, Ltd.	4,507,106	3,471,278
Yihai International Holding, Ltd.	233,000	569,603
		17,040,609
GAS UTILITIES — 1.0%
Beijing Enterprises Holdings, Ltd.	401,500	2,128,178
China Gas Holdings, Ltd.	1,240,800	4,421,609
China Oil & Gas Group, Ltd. (b)	1,536,000	103,978
China Resources Gas Group, Ltd.	505,000	1,999,527
		8,653,292
Security Description	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,580,000	$ 1,279,442
HEALTH CARE PROVIDERS & SERVICES — 0.5%
China Resources Medical Holdings Co., Ltd.	393,000	257,002
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	663,400	1,348,941
Sinopharm Group Co., Ltd. Class H	721,200	3,030,581
		4,636,524
HEALTH CARE TECHNOLOGY — 0.1%
Ping An Healthcare and Technology Co., Ltd. (a) (b) (c)	135,254	476,797
HOTELS, RESTAURANTS & LEISURE — 1.2%
Ajisen China Holdings, Ltd.	430,000	120,278
China Travel International Investment Hong Kong, Ltd.	2,838,000	757,588
Huazhu Group, Ltd. ADR	69,374	1,986,178
Imperial Pacific International Holdings, Ltd. (a) (b)	27,370,300	185,281
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,132,187	274,755
Yum China Holdings, Inc.	219,606	7,363,389
		10,687,469
HOUSEHOLD DURABLES — 0.3%
Haier Electronics Group Co., Ltd. (b)	878,000	2,159,857
Hisense Home Appliances Group Co., Ltd. Class H (a)	274,000	201,930
Skyworth Digital Holdings, Ltd.	1,603,423	346,106
		2,707,893
HOUSEHOLD PRODUCTS — 0.1%
Vinda International Holdings, Ltd.	406,000	638,868
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.2%
Beijing Enterprises Clean Energy Group, Ltd. (b)	8,945,714	126,827
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,108,000	267,470
CGN Power Co., Ltd. Class H (c)	7,429,000	1,764,890
China Datang Corp. Renewable Power Co., Ltd. Class H	1,793,000	215,269
China Longyuan Power Group Corp., Ltd. Class H	2,211,000	1,505,186
China Power International Development, Ltd.	2,215,000	503,580
China Resources Power Holdings Co., Ltd.	1,178,092	2,266,097
Concord New Energy Group, Ltd.	3,440,000	136,205
Datang International Power Generation Co., Ltd. Class H	2,840,287	667,505
Huadian Fuxin Energy Corp., Ltd. Class H	1,724,000	420,576

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Huadian Power International Corp., Ltd. Class H	914,000	$ 412,093
Huaneng Power International, Inc. Class H	2,550,129	1,622,056
Huaneng Renewables Corp., Ltd. Class H	2,386,000	639,977
		10,547,731
INDUSTRIAL CONGLOMERATES — 0.8%
CITIC, Ltd.	4,002,000	6,276,965
Shanghai Industrial Holdings, Ltd.	299,000	604,924
		6,881,889
INSURANCE — 5.7%
China Life Insurance Co., Ltd. Class H	4,302,040	9,143,281
China Pacific Insurance Group Co., Ltd. Class H	1,481,400	4,796,502
China Taiping Insurance Holdings Co., Ltd.	745,091	2,046,077
Fanhua, Inc. ADR (a)	25,498	559,681
New China Life Insurance Co., Ltd. Class H	392,200	1,557,910
People's Insurance Co. Group of China, Ltd. Class H	4,623,000	1,859,982
PICC Property & Casualty Co., Ltd. Class H	4,204,287	4,301,294
Ping An Insurance Group Co. of China, Ltd. Class H (a)	2,823,100	24,934,045
		49,198,772
INTERACTIVE MEDIA & SERVICES — 18.3%
58.com, Inc. ADR (b)	47,105	2,553,562
Autohome, Inc. ADR (a)	31,759	2,484,506
Baidu, Inc. ADR (b)	154,041	24,430,903
Bitauto Holdings, Ltd. ADR (a) (b)	18,386	455,421
China Metal Recycling Holdings, Ltd. (a) (b) (e)	268,085	—
Fang Holdings, Ltd. ADR (b)	110,858	158,527
Momo, Inc. ADR (b)	58,805	1,396,619
Phoenix New Media, Ltd. ADR (b)	36,790	117,728
SINA Corp. (b)	40,375	2,165,715
Sogou, Inc. ADR (a) (b)	10,484	55,041
Sohu.com, Ltd. ADR (a) (b)	26,314	458,390
Tencent Holdings, Ltd.	3,012,815	120,830,453
Tian Ge Interactive Holdings, Ltd. (c)	126,000	49,245
Weibo Corp. ADR (a) (b)	26,818	1,566,976
YY, Inc. ADR (b)	24,509	1,467,109
		158,190,195
INTERNET & DIRECT MARKETING RETAIL — 13.3%
Alibaba Group Holding, Ltd. ADR (b)	707,836	97,023,081
Baozun, Inc. ADR (a) (b)	13,599	397,227
Ctrip.com International, Ltd. ADR (b)	226,461	6,128,035
JD.com, Inc. ADR (b)	463,953	9,710,536
Pinduoduo, Inc. ADR (a) (b)	32,512	729,569
Security Description	Shares	Value
Vipshop Holdings, Ltd. ADR (b)	213,047	$ 1,163,236
		115,151,684
IT SERVICES — 0.5%
21Vianet Group, Inc. ADR (b)	36,827	318,185
AGTech Holdings, Ltd. (a) (b)	1,404,000	86,973
Chinasoft International, Ltd. (b)	1,582,000	786,014
Digital China Holdings, Ltd. (a) (b)	673,000	311,170
GDS Holdings, Ltd. ADR (a) (b)	27,955	645,481
Hi Sun Technology China, Ltd. (b)	1,293,000	166,799
TravelSky Technology, Ltd. Class H	804,000	2,058,945
		4,373,567
LIFE SCIENCES TOOLS & SERVICES — 0.2%
Genscript Biotech Corp. (a) (b)	466,000	628,527
Wuxi Biologics Cayman, Inc. (b) (c)	203,500	1,303,496
		1,932,023
MACHINERY — 1.3%
China Conch Venture Holdings, Ltd.	988,000	2,940,270
China International Marine Containers Group Co., Ltd. Class H	509,000	488,889
CIMC Enric Holdings, Ltd.	572,000	437,620
CRRC Corp., Ltd. Class H	2,608,950	2,545,853
First Tractor Co., Ltd. Class H (a) (b)	340,000	77,733
Haitian International Holdings, Ltd.	585,000	1,128,255
Lonking Holdings, Ltd.	1,855,000	480,966
Sinotruk Hong Kong, Ltd. (a)	167,500	252,447
Weichai Power Co., Ltd. Class H	1,041,680	1,190,780
Yangzijiang Shipbuilding Holdings, Ltd.	1,759,200	1,613,353
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	807,800	290,956
		11,447,122
MARINE — 0.2%
COSCO SHIPPING Development Co., Ltd. Class H (b)	1,968,500	201,141
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	767,800	383,442
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	1,391,175	524,177
Seaspan Corp. (a)	11,640	91,141
SITC International Holdings Co., Ltd.	661,000	623,063
		1,822,964
MEDIA — 0.1%
China Literature, Ltd. (a) (b) (c)	157,600	730,697
METALS & MINING — 0.9%
Aluminum Corp. of China, Ltd. Class H (b)	2,570,000	827,195
Angang Steel Co., Ltd. Class H	1,005,720	693,658
China Molybdenum Co., Ltd. Class H (a)	2,424,000	891,660
China Zhongwang Holdings, Ltd.	759,200	336,481
Jiangxi Copper Co., Ltd. Class H	918,000	1,079,883

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Maanshan Iron & Steel Co., Ltd. Class H (a)	1,660,000	$ 731,478
MMG, Ltd. (b)	1,148,000	494,136
Shougang Fushan Resources Group, Ltd.	2,566,000	521,108
Zhaojin Mining Industry Co., Ltd. Class H	711,500	722,464
Zijin Mining Group Co., Ltd. Class H	4,824,750	1,830,229
		8,128,292
MULTILINE RETAIL — 0.1%
Golden Eagle Retail Group, Ltd.	498,120	531,245
Parkson Retail Group, Ltd.	1,550,000	110,865
		642,110
OIL, GAS & CONSUMABLE FUELS — 4.8%
China Coal Energy Co., Ltd. Class H	1,749,013	688,047
China Petroleum & Chemical Corp. Class H	14,490,640	10,346,028
China Shenhua Energy Co., Ltd. Class H	2,037,700	4,466,135
China Suntien Green Energy Corp., Ltd. Class H	887,000	228,849
CNOOC, Ltd.	8,934,174	13,807,469
Kunlun Energy Co., Ltd.	2,411,400	2,556,358
NewOcean Energy Holdings, Ltd. (a) (b)	670,000	219,073
PetroChina Co., Ltd. Class H	12,080,930	7,529,991
Sinopec Kantons Holdings, Ltd.	1,002,000	444,090
Yanzhou Coal Mining Co., Ltd. Class H	1,215,900	981,498
		41,267,538
PAPER & FOREST PRODUCTS — 0.2%
Lee & Man Paper Manufacturing, Ltd.	1,034,000	876,926
Nine Dragons Paper Holdings, Ltd.	1,197,000	1,108,425
		1,985,351
PERSONAL PRODUCTS — 0.4%
Hengan International Group Co., Ltd.	505,000	3,676,550
PHARMACEUTICALS — 1.5%
China Animal Healthcare, Ltd. (a) (b) (e)	763,600	—
China Medical System Holdings, Ltd.	787,300	732,059
China Resources Pharmaceutical Group, Ltd. (c)	631,500	824,325
China Shineway Pharmaceutical Group, Ltd.	276,000	268,267
Consun Pharmaceutical Group, Ltd.	573,000	332,997
CSPC Pharmaceutical Group, Ltd.	2,622,000	3,784,299
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	190,000	680,708
Hua Han Health Industry Holdings, Ltd. (a) (b) (e)	3,728,400	—
Luye Pharma Group, Ltd. (a) (c)	1,028,000	715,589
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	202,000	$ 593,408
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	485,000	242,210
Sihuan Pharmaceutical Holdings Group, Ltd.	1,226,000	214,529
Sino Biopharmaceutical, Ltd.	3,640,500	2,399,303
SSY Group, Ltd.	1,176,332	871,429
Tong Ren Tang Technologies Co., Ltd. Class H (a)	399,000	522,871
United Laboratories International Holdings, Ltd. (a)	556,000	295,422
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a) (c)	88,800	296,025
		12,773,441
PROFESSIONAL SERVICES — 0.1%
51job, Inc. ADR (b)	12,808	799,732
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.1%
Agile Group Holdings, Ltd.	1,146,747	1,348,968
Beijing Capital Land, Ltd. Class H	796,000	285,689
Carnival Group International Holdings, Ltd. (a) (b)	6,506,800	120,506
China Evergrande Group (a)	1,804,600	5,405,030
China Jinmao Holdings Group, Ltd.	1,546,000	695,067
China Overseas Land & Investment, Ltd.	2,275,862	7,819,383
China Overseas Property Holdings, Ltd.	872,620	255,232
China Resources Land, Ltd.	1,666,555	6,407,084
China South City Holdings, Ltd.	2,046,000	290,070
China Vanke Co., Ltd. Class H	833,564	2,832,011
CIFI Holdings Group Co., Ltd.	1,864,000	990,407
Colour Life Services Group Co., Ltd. (a) (b)	261,000	139,678
Country Garden Holdings Co., Ltd.	4,082,500	4,969,279
Future Land Development Holdings, Ltd.	542,000	371,055
Greentown China Holdings, Ltd.	360,000	270,367
Guangzhou R&F Properties Co., Ltd. Class H	808,224	1,222,243
Hopson Development Holdings, Ltd.	366,000	302,922
Jiayuan International Group, Ltd. (a)	416,000	769,372
Kaisa Group Holdings, Ltd. (b)	857,000	273,650
KWG Group Holdings, Ltd. (b)	781,806	692,001
Logan Property Holdings Co., Ltd.	322,000	403,459
Longfor Group Holdings, Ltd.	856,500	2,559,868
Poly Property Group Co., Ltd.	1,248,000	390,530
Redco Group (a) (c)	374,200	213,164
Renhe Commercial Holdings Co., Ltd. (b)	22,853,000	788,100
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	30,079	33,538
Shenzhen Investment, Ltd.	1,822,606	602,930

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shimao Property Holdings, Ltd.	857,941	$ 2,290,224
Shui On Land, Ltd.	2,926,500	650,387
Sino-Ocean Group Holding, Ltd.	2,462,712	1,085,193
Skyfame Realty Holdings, Ltd. (b)	570,000	96,828
SOHO China, Ltd. (b)	882,500	314,480
Sunac China Holdings, Ltd. (a)	1,189,300	3,873,521
Suncity Group Holdings, Ltd. (b)	2,861,376	449,525
Yanlord Land Group, Ltd.	386,100	345,592
Ying Li International Real Estate, Ltd. (b)	6,153,400	523,694
Yuexiu Property Co., Ltd.	6,088,000	1,119,725
Yuzhou Properties Co., Ltd.	2,459,028	1,014,472
Zall Group, Ltd. (a) (b)	1,459,000	791,988
		53,007,232
ROAD & RAIL — 0.1%
CAR, Inc. (a) (b)	765,300	569,868
Guangshen Railway Co., Ltd. Class H (a)	1,396,000	525,995
		1,095,863
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Daqo New Energy Corp. ADR (b)	3,272	76,565
GCL-Poly Energy Holdings, Ltd. (a) (b)	6,833,000	414,552
Hanergy Thin Film Power Group, Ltd. (a) (b) (e)	17,589,376	—
Hua Hong Semiconductor, Ltd. (a) (c)	159,000	294,469
JinkoSolar Holding Co., Ltd. ADR (a) (b)	12,634	124,950
Semiconductor Manufacturing International Corp. (a) (b)	1,818,600	1,591,117
Shunfeng International Clean Energy, Ltd. (b) (f)	670,000	44,499
Xinyi Solar Holdings, Ltd. (a)	2,523,803	886,467
		3,432,619
SOFTWARE — 0.2%
Cheetah Mobile, Inc. ADR (a) (b)	14,822	90,563
Kingdee International Software Group Co., Ltd. (a)	1,010,000	892,692
Kingsoft Corp., Ltd.	490,000	705,959
Xunlei, Ltd. ADR (b)	8,368	28,451
		1,717,665
SPECIALTY RETAIL — 0.3%
China Harmony New Energy Auto Holding, Ltd. (a)	777,500	291,959
GOME Retail Holdings, Ltd. (a) (b)	6,769,279	561,992
Grand Baoxin Auto Group, Ltd.	810,074	228,660
Hengdeli Holdings, Ltd. (b)	2,480,895	110,905
Zhongsheng Group Holdings, Ltd.	511,500	1,013,939
		2,207,455
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.5%
Coolpad Group, Ltd. (b) (e)	2,629,400	—
Security Description	Shares	Value
Legend Holdings Corp. Class H (c)	140,200	$ 367,093
Lenovo Group, Ltd. (a)	4,410,000	2,979,673
Meitu, Inc. (a) (b) (c)	1,060,000	296,500
Xiaomi Corp. Class B (b) (c)	5,518,600	9,106,798
		12,750,064
TEXTILES, APPAREL & LUXURY GOODS — 1.2%
ANTA Sports Products, Ltd.	592,000	2,839,265
Bosideng International Holdings, Ltd. (a)	3,020,000	570,878
China Dongxiang Group Co., Ltd.	2,975,000	455,977
Cosmo Lady China Holdings Co., Ltd. (a) (c)	289,000	101,878
Li Ning Co., Ltd. (b)	1,316,207	1,412,140
Shenzhou International Group Holdings, Ltd.	401,000	4,545,556
		9,925,694
TRADING COMPANIES & DISTRIBUTORS — 0.0% (d)
CITIC Resources Holdings, Ltd. (a)	1,706,000	135,097
TRANSPORTATION INFRASTRUCTURE — 1.2%
Anhui Expressway Co., Ltd. Class H	576,000	344,304
Beijing Capital International Airport Co., Ltd. Class H	1,227,939	1,303,323
China Merchants Port Holdings Co., Ltd.	864,663	1,557,185
COSCO SHIPPING International Hong Kong Co., Ltd.	570,000	195,840
COSCO SHIPPING Ports, Ltd.	1,078,793	1,060,970
Dalian Port PDA Co., Ltd. Class H (a)	1,134,200	146,314
Jiangsu Expressway Co., Ltd. Class H	774,795	1,080,647
Qingdao Port International Co., Ltd. Class H (b) (c)	826,000	555,987
Regal International Airport Group Co., Ltd.	363,000	295,339
Shenzhen Expressway Co., Ltd. Class H	610,000	672,380
Shenzhen International Holdings, Ltd.	741,384	1,427,969
Sichuan Expressway Co., Ltd. Class H	756,000	232,709
Xiamen International Port Co., Ltd. Class H	945,000	138,805
Yuexiu Transport Infrastructure, Ltd. (a)	352,000	267,057
Zhejiang Expressway Co., Ltd. Class H	810,000	702,472
		9,981,301
WATER UTILITIES — 0.6%
Beijing Enterprises Water Group, Ltd. (b)	3,212,000	1,636,902
China Water Affairs Group, Ltd.	372,000	398,164

See accompanying notes to schedule of investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CT Environmental Group, Ltd. (a)	1,672,400	$ 67,286
Guangdong Investment, Ltd.	1,746,000	3,376,326
Kangda International Environmental Co., Ltd. (b) (c)	722,000	59,941
		5,538,619
WIRELESS TELECOMMUNICATION SERVICES — 3.5%
China Mobile, Ltd.	3,101,504	29,849,007
TOTAL COMMON STOCKS (Cost $853,292,254)		865,443,506
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (g) (h)	745,447	745,447
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	10,521,412	10,521,412
TOTAL SHORT-TERM INVESTMENTS (Cost $11,266,859)		11,266,859
TOTAL INVESTMENTS — 101.3% (Cost $864,559,113)		876,710,365
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(11,029,744)
NET ASSETS — 100.0%		$ 865,680,621

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $155,106, representing 0.0% of the Fund's net assets.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $251,964 representing 0.0% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2018.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$865,036,436	$251,964	$155,106	$865,443,506
Short-Term Investments	11,266,859	—	—	11,266,859
TOTAL INVESTMENTS	$876,303,295	$251,964	$155,106	$876,710,365
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	539,688	$ 539,688	$15,183,098	$14,977,339	$—	$—	745,447	$ 745,447	$ 9,566	$—
State Street Navigator Securities Lending Government Money Market Portfolio	14,615,815	14,615,815	16,547,353	20,641,756	—	—	10,521,412	10,521,412	69,379	—
Total		$15,155,503	$31,730,451	$35,619,095	$—	$—		$11,266,859	$78,945	$—
See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 1.2%
AECC Aero Science and Technology Co., Ltd. Class A	1,400	$ 2,227
AECC Aero-Engine Control Co., Ltd. Class A	1,900	3,335
AECC Aviation Power Co., Ltd. Class A	1,900	6,007
AVIC Aircraft Co., Ltd. Class A	2,200	4,240
AVIC Electromechanical Systems Co., Ltd. Class A	3,000	2,843
AVIC Helicopter Co., Ltd. Class A	1,100	5,982
AVIC Shenyang HeiBao Co., Ltd. Class A (a)	1,400	5,646
Changchun UP Optotech Co., Ltd. Class A	600	970
China Aerospace Times Electronics Co., Ltd. Class A (a)	4,300	3,386
China Avionics Systems Co., Ltd. Class A	900	1,700
China Spacesat Co., Ltd. Class A	1,700	4,286
		40,622
AIR FREIGHT & LOGISTICS — 0.3%
CMST Development Co., Ltd. Class A	2,700	1,965
Jiangsu Aucksun Co., Ltd. Class A	3,000	1,694
SF Holding Co., Ltd. Class A	1,130	5,387
		9,046
AIRLINES — 0.7%
Air China, Ltd. Class A	4,000	4,448
China Eastern Airlines Corp., Ltd. Class A	7,400	5,116
China Southern Airlines Co., Ltd. Class A	7,700	7,442
Juneyao Airlines Co., Ltd. Class A	1,700	3,101
Spring Airlines Co., Ltd. Class A	700	3,241
		23,348
AUTO COMPONENTS — 1.9%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	4,100	6,039
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	400	2,765
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,400	4,538
Fuyao Glass Industry Group Co., Ltd. Class A	1,700	5,637
Greatoo Intelligent Equipment, Inc.	15,800	4,323
Huayu Automotive Systems Co., Ltd. Class A	3,900	10,445
HyUnion Holding Co., Ltd. Class A	1,200	1,790
Ningbo Joyson Electronic Corp. Class A	900	3,060
Sailun Group Co., Ltd. Class A	5,940	1,928
Shandong Linglong Tyre Co., Ltd. Class A	1,400	2,782
Shenzhen Kedali Industry Co., Ltd. Class A	500	1,343
Wanxiang Qianchao Co., Ltd. Class A	6,060	4,516
Weifu High-Technology Group Co., Ltd. Class A	3,400	8,740
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A	3,220	3,632
		61,538
AUTOMOBILES — 1.7%
Anhui Jianghuai Automobile Group Corp., Ltd Class A	3,500	2,450
Security Description	Shares	Value
BYD Co., Ltd. Class A	1,800	$ 13,362
Chongqing Changan Automobile Co., Ltd. Class A	7,200	6,906
FAW CAR Co., Ltd. Class A	3,600	3,469
Guangzhou Automobile Group Co., Ltd. Class A	2,800	4,194
Haima Automobile Group Co., Ltd. Class A (a)	4,100	1,271
SAIC Motor Corp., Ltd. Class A	6,300	24,456
		56,108
BANKS — 11.0%
Agricultural Bank of China, Ltd. Class A	51,900	27,195
Bank of Beijing Co., Ltd. Class A	14,836	12,114
Bank of China, Ltd. Class A	29,000	15,238
Bank of Communications Co., Ltd. Class A	26,600	22,417
Bank of Guiyang Co., Ltd. Class A	3,200	4,974
Bank of Hangzhou Co., Ltd. Class A	7,700	8,294
Bank of Jiangsu Co., Ltd. Class A	8,800	7,647
Bank of Nanjing Co., Ltd. Class A	9,444	8,880
Bank of Ningbo Co., Ltd. Class A	5,300	12,513
Bank of Shanghai Co., Ltd. Class A	9,700	15,799
China CITIC Bank Corp., Ltd. Class A	100	79
China Construction Bank Corp. Class A	3,600	3,338
China Everbright Bank Co., Ltd. Class A	29,500	15,887
China Merchants Bank Co., Ltd. Class A	17,700	64,922
China Minsheng Banking Corp., Ltd. Class A	22,600	18,849
Huaxia Bank Co., Ltd. Class A	11,320	12,176
Industrial & Commercial Bank of China, Ltd. Class A	38,600	29,721
Industrial Bank Co., Ltd. Class A	15,300	33,271
Ping An Bank Co., Ltd. Class A	15,020	20,507
Shanghai Pudong Development Bank Co., Ltd. Class A	21,402	30,528
		364,349
BEVERAGES — 5.6%
Anhui Gujing Distillery Co., Ltd. Class A	400	3,142
Anhui Kouzi Distillery Co., Ltd. Class A	500	2,552
Beijing Shunxin Agriculture Co., Ltd. Class A	500	2,321
Beijing Yanjing Brewery Co., Ltd. Class A	3,200	2,627
Chongqing Brewery Co., Ltd. Class A	600	2,684
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,500	5,273
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,500	20,680
Kweichow Moutai Co., Ltd. Class A	1,100	94,465
Luzhou Laojiao Co., Ltd. Class A	1,600	9,469
Qinghai Huzhu Barley Wine Co., Ltd. Class A	1,100	1,715
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	900	4,591
Sichuan Swellfun Co., Ltd. Class A	603	2,780
Tsingtao Brewery Co., Ltd. Class A	700	3,552
Wuliangye Yibin Co., Ltd. Class A	3,200	23,698

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Zhejiang Guyuelongshan Shaoxing Wine Co., Ltd. Class A	5,500	$ 5,283
		184,832
BIOTECHNOLOGY — 0.4%
Beijing SL Pharmaceutical Co., Ltd. Class A	600	2,167
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,400	4,330
Hualan Biological Engineering, Inc. Class A	800	3,819
Jinyu Bio-Technology Co., Ltd. Class A	1,100	2,658
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	1,200	1,375
		14,349
BUILDING PRODUCTS — 0.2%
Beijing New Building Materials PLC Class A	1,300	2,604
Zhejiang Goldensea Environment Technology Co., Ltd. Class A	2,000	2,949
		5,553
CAPITAL MARKETS — 7.0%
Anxin Trust Co., Ltd. Class A	4,000	2,544
Changjiang Securities Co., Ltd. Class A	6,700	5,022
China Merchants Securities Co., Ltd. Class A	6,700	13,068
CITIC Securities Co., Ltd. Class A (b)	10,700	25,161
Dongxing Securities Co., Ltd. Class A	4,500	6,262
Everbright Securities Co., Ltd. Class A	5,600	7,148
First Capital Securities Co., Ltd. Class A	4,500	3,550
Founder Securities Co., Ltd. Class A	10,200	7,883
GF Securities Co., Ltd. Class A	6,300	11,627
Guangdong Golden Dragon Development, Inc. Class A	1,800	2,379
Guosen Securities Co., Ltd. Class A	5,600	6,822
Guotai Junan Securities Co., Ltd. Class A	7,300	16,278
Guoyuan Securities Co., Ltd. Class A	5,000	5,080
Haitong Securities Co., Ltd. Class A	9,700	12,424
Huaan Securities Co., Ltd. Class A	9,200	6,320
Huatai Securities Co., Ltd. Class A	7,100	16,742
Huaxi Securities Co., Ltd. Class A	4,000	4,873
Industrial Securities Co., Ltd. Class A	6,190	4,181
Northeast Securities Co., Ltd. Class A	10,000	9,112
Orient Securities Co., Ltd. Class A	4,900	5,684
Pacific Securities Co., Ltd. Class A	11,505	4,170
Sealand Securities Co., Ltd. Class A	14,150	8,980
Shanxi Securities Co., Ltd. Class A	12,000	10,340
Shenwan Hongyuan Group Co., Ltd. Class A	18,410	10,906
Sinolink Securities Co., Ltd. Class A	4,400	4,586
SooChow Securities Co., Ltd. Class A	6,800	6,631
Southwest Securities Co., Ltd. Class A	9,300	4,711
Western Securities Co., Ltd. Class A	7,868	8,784
		231,268
CHEMICALS — 3.3%
Anhui Sierte Fertilizer Industry, Ltd. Co. Class A	1,300	914
Anhui Wanwei Updated High-Tech Material Industry Co., Ltd. Class A	8,300	2,815
Befar Group Co., Ltd. Class A	5,676	3,486
Security Description	Shares	Value
Do-Fluoride Chemicals Co., Ltd. Class A	2,800	$ 4,467
Hengli Petrochemical Co., Ltd. Class A	2,200	4,243
Jiangsu Yangnong Chemical Co., Ltd. Class A	300	1,645
Lomon Billions Group Co., Ltd. Class A	3,600	6,445
Luxi Chemical Group Co., Ltd. Class A	2,200	3,138
Nanjing Redsun Co., Ltd. Class A	1,500	3,063
Ningbo Shanshan Co., Ltd. Class A	1,700	3,197
Qinghai Salt Lake Industry Co., Ltd. Class A (a)	1,650	1,676
Rongsheng Petro Chemical Co., Ltd. Class A	4,300	6,315
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	2,000	3,514
Shanghai Chlor-Alkali Chemical Co., Ltd. Class A	3,100	2,928
Shanghai Pret Composites Co., Ltd. Class A	1,350	1,963
Shanxi Yongdong Chemistry Industry Co., Ltd. Class A	1,775	2,330
Shenzhen Noposion Agrochemicals Co., Ltd. Class A	1,000	984
Sichuan Hebang Biotechnology Co., Ltd. Class A	14,000	3,301
Sichuan Yahua Industrial Group Co., Ltd. Class A	3,300	3,189
Sinopec Shanghai Petrochemical Co., Ltd. Class A	8,000	5,811
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	2,500	2,082
Tianqi Lithium Corp. Class A	1,190	5,079
Tongkun Group Co., Ltd. Class A	2,100	2,983
Xinjiang Xuefeng Sci-Tech Group Co., Ltd. Class A	1,200	639
Xinjiang Zhongtai Chemical Co., Ltd. Class A	2,300	2,360
Yueyang Xingchang Petrochemical Class A (a)	772	992
Zhejiang Huafeng Spandex Co., Ltd. Class A	6,800	4,147
Zhejiang Juhua Co., Ltd. Class A	9,600	9,264
Zhejiang Longsheng Group Co., Ltd. Class A	6,600	9,270
Zhejiang Wansheng Co., Ltd. Class A	300	614
Zhejiang Weixing New Building Materials Co., Ltd. Class A	1,500	3,386
Zhejiang Xinan Chemical Industrial Group Co., Ltd. Class A	1,000	1,556
		107,796
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Eternal Asia Supply Chain Management, Ltd. Class A (b)	2,400	1,766
Guangdong Liantai Environmental Protection Co., Ltd. Class A	1,900	3,330
Jiangsu Flowers King Horticulture Co., Ltd. Class A	2,200	2,543
Jihua Group Corp., Ltd. Class A	5,000	2,438
Shanghai Environment Group Co., Ltd. Class A	1,691	3,266
Shanghai Jielong Industry Group Corp., Ltd. Class A	3,700	2,030
Shanghai M&G Stationery, Inc. Class A	1,500	6,604

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shenzhen ESUN Display Co., Ltd. Class A	200	$ 625
Tungkong, Inc. Class A	600	1,236
Tus-Sound Environmental Resources Co., Ltd. Class A	2,080	3,146
		26,984
COMMUNICATIONS EQUIPMENT — 1.3%
Beijing UniStrong Science & Technology Co., Ltd. Class A	1,400	2,411
Fiberhome Telecommunication Technologies Co., Ltd. Class A	1,100	4,558
Guangzhou Haige Communications Group, Inc. Co. Class A	2,100	2,384
Hengtong Optic-electric Co., Ltd. Class A	1,900	4,715
Hubei Kaile Science & Technology Co., Ltd. Class A	1,400	3,458
Hytera Communications Corp., Ltd. Class A	2,300	2,641
Shenzhen Coship Electronics Co., Ltd. Class A (a)	2,200	1,323
Shenzhen Keybridge Communications Co., Ltd. Class A (a)	6,600	6,715
Tongding Interconnection Information Co., Ltd. Class A	2,500	2,868
ZTE Corp. Class A (a)	3,700	10,550
		41,623
CONSTRUCTION & ENGINEERING — 3.4%
Changjiang & Jinggong Steel Building Group Co., Ltd. Class A (a)	11,700	4,445
Changshu Fengfan Power Equipment Co., Ltd. Class A	3,300	1,835
China Communications Construction Co., Ltd. Class A	2,000	3,278
China Gezhouba Group Co., Ltd. Class A	4,400	4,047
China National Chemical Engineering Co., Ltd. Class A	4,300	3,355
China Railway Construction Corp., Ltd. Class A	11,200	17,720
China Railway Hi-tech Industry Co., Ltd. Class A	2,800	4,279
China State Construction Engineering Corp., Ltd. Class A	35,340	29,320
East China Engineering Science and Technology Co., Ltd. Class A (a)	3,800	3,186
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	5,700	4,654
Jiangsu Zhongtai Bridge Steel Structure Co., Ltd. Class A (a)	1,300	1,588
Metallurgical Corp. of China, Ltd. Class A	11,000	4,979
Norinco International Cooperation, Ltd. Class A	1,650	1,844
Power Construction Corp. of China, Ltd. Class A	10,800	7,640
Shanghai Construction Group Co., Ltd. Class A	12,641	5,575
Shanghai Tunnel Engineering Co., Ltd. Class A	8,500	7,745
Shenzhen Tagen Group Co., Ltd. Class A	6,380	4,272
Security Description	Shares	Value
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	2,650	$ 3,124
Xinjiang Beixin Road & Bridge Group Co., Ltd. Class A (a)	1,440	1,119
		114,005
CONSTRUCTION MATERIALS — 1.2%
Anhui Conch Cement Co., Ltd. Class A	3,900	16,621
Arcplus Group PLC Class A	700	1,148
BBMG Corp. Class A	10,300	5,247
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	1,360	2,564
China Jushi Co., Ltd. Class A	2,900	4,082
Gansu Qilianshan Cement Group Co., Ltd. Class A	1,500	1,408
Gansu Shangfeng Cement Co., Ltd. Class A	2,100	2,580
Hainan Ruize New Building Material Co., Ltd. Class A	1,300	1,133
Jiangxi Wannianqing Cement Co., Ltd. Class A	1,100	1,744
Shandong Jinjing Science & Technology Co., Ltd. Class A	4,700	1,936
Tangshan Jidong Cement Co., Ltd. Class A (a)	1,200	2,162
		40,625
CONTAINERS & PACKAGING — 0.2%
Jiangsu Shuangxing Color Plastic New Materials Co., Ltd. Class A	2,340	1,737
ORG Technology Co., Ltd. Class A	2,880	2,121
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	3,400	1,802
Shenzhen Beauty Star Co., Ltd. Class A	100	201
		5,861
DISTRIBUTORS — 0.3%
Anhui Xinhua Media Co., Ltd. Class A	3,000	2,917
Liaoning Cheng Da Co., Ltd. Class A	1,200	1,827
Shanghai Shenhua Holdings Co., Ltd. Class A (a)	2,900	798
Wuchan Zhongda Group Co., Ltd. Class A	4,900	3,266
		8,808
DIVERSIFIED CONSUMER SERVICES — 0.1%
Zhejiang Yasha Decoration Co., Ltd. Class A	2,300	1,687
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Avic Capital Co., Ltd. Class A	8,100	4,999
Shanghai AJ Group Co., Ltd. Class A	2,800	3,460
		8,459
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.1%
263 Network Communications Co., Ltd. Class A (a)	3,500	2,578
ELECTRIC UTILITIES — 0.1%
Shenyang Jinshan Energy Co., Ltd. Class A (a)	11,800	3,315

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Xinjiang Tianfu Energy Co., Ltd. Class A	3,200	$ 1,663
		4,978
ELECTRICAL EQUIPMENT — 3.2%
Anhui Xinlong Electrical Co., Ltd. Class A	5,500	4,723
Beijing Sifang Automation Co., Ltd. Class A	5,000	3,704
Changyuan Group, Ltd. Class A	2,000	1,275
China XD Electric Co., Ltd. Class A	12,900	6,309
Dongfang Electronics Co., Ltd. Class A (a)	18,200	8,768
Fangda Carbon New Material Co., Ltd. Class A	3,000	7,297
Guoxuan High-Tech Co., Ltd. Class A	1,200	2,019
Hongfa Technology Co., Ltd. Class A	800	2,627
Jiangsu SINOJIT Wind Energy Technology Co., Ltd. Class A	15,400	5,088
Jiangsu Zhongtian Technology Co., Ltd. Class A	3,200	3,796
Jiangsu Zongyi Co., Ltd. Class A (a)	1,200	823
Luxshare Precision Industry Co., Ltd. Class A	3,250	6,651
Nanjing Kangni Mechanical & Electrical Co., Ltd. Class A	1,750	1,009
NARI Technology Co., Ltd. Class A	5,100	13,755
Shanghai Electric Group Co., Ltd. Class A	5,300	3,811
Shenzhen Center Power Tech Co., Ltd. Class A	600	895
Shenzhen Invt Electric Co., Ltd. Class A	3,800	2,367
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	10,500	4,952
Sieyuan Electric Co., Ltd. Class A	1,020	1,465
TBEA Co., Ltd. Class A	4,813	4,757
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	17,000	7,349
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	2,010	2,923
Zhejiang Chint Electrics Co., Ltd. Class A	2,700	9,526
		105,889
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.4%
AVIC Jonhon OptronicTechnology Co., Ltd. Class A	836	4,098
Beijing SDL Technology Co., Ltd. Class A	3,900	4,030
Dongxu Optoelectronic Technology Co., Ltd. Class A	5,100	3,340
Foxconn Industrial Internet Co., Ltd. Class A (a)	2,400	4,049
Fujian Torch Electron Technology Co., Ltd. Class A	600	1,377
GoerTek, Inc. Class A	6,000	6,008
Guangdong Fenghua Advanced Technology Holding Co., Ltd. Class A	1,200	1,876
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	8,550	32,058
Holitech Technology Co., Ltd. Class A	3,000	2,044
NAURA Technology Group Co., Ltd. Class A	900	4,947
Ningbo Yunsheng Co., Ltd. Class A	1,620	1,181
O-film Tech Co., Ltd. Class A	4,200	5,618
Shengyi Technology Co., Ltd. Class A	2,200	3,221
Security Description	Shares	Value
Shennan Circuits Co., Ltd. Class A	500	$ 5,835
Shenzhen Infinova, Ltd. Class A (a)	2,210	1,171
Shenzhen Mason Technologies Co., Ltd. Class A	2,400	1,380
Shenzhen Sunlord Electronics Co., Ltd. Class A	2,500	5,036
TDG Holdings Co., Ltd. Class A	9,640	7,731
Tianma Microelectronics Co., Ltd. Class A	2,200	3,141
Unigroup Guoxin Microelectronics Co., Ltd. Class A	400	1,683
Unisplendour Corp., Ltd. Class A	500	2,275
Westone Information Industry, Inc. Class A	600	1,560
WUS Printed Circuit Kunshan Co., Ltd. Class A	3,400	3,548
Zhejiang Dahua Technology Co., Ltd. Class A	3,750	6,255
		113,462
ENERGY EQUIPMENT & SERVICES — 0.4%
Beijing New Oriental Star Petrochemical Engineering Co., Ltd. Class A	340	643
Cangzhou Mingzhu Plastic Co., Ltd. Class A	299	183
Changzheng Engineering Co., Ltd. Class A	1,400	2,920
Offshore Oil Engineering Co., Ltd. Class A	5,500	3,923
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,300	2,838
Zhejiang Kingland Pipeline & Technologies Co., Ltd. Class A	2,300	1,778
		12,285
ENTERTAINMENT — 0.9%
China Film Co., Ltd. Class A	4,100	8,546
China Television Media, Ltd. Class A	2,440	2,958
Contemporary Eastern Investment Co., Ltd. Class A (a)	100	68
Giant Network Group Co., Ltd. Class A	1,600	4,511
Kingnet Network Co., Ltd. Class A	4,300	2,322
Perfect World Co., Ltd. Class A	800	3,243
Wuhan DDMC Culture Co., Ltd. Class A	1,000	1,189
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	2,900	3,985
Youzu Interactive Co., Ltd. Class A	1,300	3,518
		30,340
FOOD & STAPLES RETAILING — 0.6%
Laobaixing Pharmacy Chain JSC Class A	400	2,748
New Huadu Supercenter Co., Ltd. Class A (a)	1,700	1,418
Sanjiang Shopping Club Co., Ltd. Class A	800	1,254
Shanghai Bailian Group Co., Ltd. Class A	3,800	4,674
Yonghui Superstores Co., Ltd. Class A	9,800	11,226
		21,320
FOOD PRODUCTS — 3.5%
Angel Yeast Co., Ltd. Class A	1,200	4,407
Beijing Dabeinong Technology Group Co., Ltd. Class A	6,750	3,144
COFCO Tunhe Sugar Co., Ltd. Class A	5,300	5,678

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	2,100	$ 21,030
Gansu Yasheng Industrial Group Co., Ltd. Class A	7,100	2,728
Guangdong Haid Group Co., Ltd. Class A	2,200	7,419
Heilongjiang Agriculture Co., Ltd. Class A	3,400	4,236
Henan Shuanghui Investment & Development Co., Ltd. Class A	2,800	9,614
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (a)	6,080	1,434
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	5,500	18,316
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. Class A	847	3,632
Luoniushan Co., Ltd. Class A	1,500	2,109
MeiHua Holdings Group Co., Ltd. Class A	8,300	5,098
Muyuan Foodstuff Co., Ltd. Class A	1,900	7,951
New Hope Liuhe Co., Ltd. Class A	4,000	4,239
Qiaqia Food Co., Ltd. Class A	700	1,940
Shanghai Maling Aquarius Co., Ltd. Class A	2,500	2,711
Tongwei Co., Ltd. Class A	4,500	5,423
Xinjiang Guannong Fruit & Antler Group Co., Ltd. Class A	1,800	1,294
Yuan Longping High-tech Agriculture Co., Ltd. Class A	1,400	3,016
		115,419
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,200	6,279
HEALTH CARE PROVIDERS & SERVICES — 1.0%
China National Accord Medicines Corp., Ltd. Class A	400	2,413
China National Medicines Corp., Ltd. Class A	1,600	5,415
Huadong Medicine Co., Ltd. Class A	1,100	4,236
Jointown Pharmaceutical Group Co., Ltd. Class A	1,400	2,975
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	3,780	8,225
Realcan Pharmaceutical Co., Ltd. Class A	3,900	3,957
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	1,300	3,217
Tibet Rhodiola Pharmaceutical Holding Co. Class A	400	1,718
		32,156
HOTELS, RESTAURANTS & LEISURE — 1.0%
BTG Hotels Group Co., Ltd. Class A	1,600	3,717
China International Travel Service Corp., Ltd. Class A	1,900	16,648
ENC Data Technology Co., Ltd. Class A	600	1,314
Shanghai Jinjiang International Hotels Development Co., Ltd. Class A	800	2,480
Shenzhen Overseas Chinese Town Co., Ltd. Class A	8,300	7,671
		31,830
Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.9%
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	2,200	$ 11,429
Guangzhou Holike Creative Home Co., Ltd. Class A	600	1,339
Hangzhou Robam Appliances Co., Ltd. Class A	1,300	3,820
Hisense Electric Co., Ltd. Class A	1,600	2,021
Leo Group Co., Ltd. Class A	9,863	2,110
Markor International Home Furnishings Co., Ltd. Class A	2,530	1,455
Midea Group Co., Ltd. Class A	5,900	31,654
NavInfo Co., Ltd. Class A	1,000	2,054
Oppein Home Group, Inc. Class A	400	4,641
Qingdao Haier Co., Ltd. Class A	6,400	12,902
Sichuan Jiuzhou Electric Co., Ltd. Class A	3,400	2,143
Suofeiya Home Collection Co., Ltd. Class A	1,900	4,632
TCL Corp. Class A	11,700	4,172
Vatti Corp., Ltd. Class A	1,400	1,803
Wuxi Little Swan Co., Ltd. Class A	600	3,777
Xiamen Goldenhome Co., Ltd. Class A	100	845
Zhejiang Supor Co., Ltd. Class A	700	5,349
		96,146
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 3.1%
An Hui Wenergy Co., Ltd. Class A	7,110	4,957
China National Nuclear Power Co., Ltd. Class A	6,800	5,216
China Yangtze Power Co., Ltd. Class A	10,400	24,038
Datang Huayin Electric Power Co., Ltd. Class A (a)	2,100	798
GD Power Development Co., Ltd. Class A	21,500	8,011
Huadian Power International Corp., Ltd. Class A	10,800	7,467
Huaneng Power International, Inc. Class A	4,400	4,726
Hubei Energy Group Co., Ltd. Class A	9,400	5,021
Inner Mongolia MengDian HuaNeng Thermal Power Corp., Ltd. Class A	16,400	5,514
SDIC Power Holdings Co., Ltd. Class A	8,300	9,725
Shanghai Electric Power Co., Ltd. Class A	2,700	3,183
Shanxi Zhangze Electric Power Co., Ltd. Class A (a)	4,200	1,510
Shenergy Co., Ltd. Class A	8,600	6,109
Shenzhen Energy Group Co., Ltd. Class A	7,200	5,502
Sichuan Chuantou Energy Co., Ltd. Class A	4,500	5,679
Zhejiang Zheneng Electric Power Co., Ltd. Class A	6,800	4,682
Zhongmin Energy Co., Ltd. Class A (a)	4,400	2,037
		104,175
INDUSTRIAL CONGLOMERATES — 0.1%
China Baoan Group Co., Ltd. Class A	4,525	2,839
INSURANCE — 3.8%
China Life Insurance Co., Ltd. Class A	2,200	6,529
China Pacific Insurance Group Co., Ltd. Class A	5,800	24,001

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Hubei Biocause Pharmaceutical Co., Ltd. Class A	4,600	$ 3,756
New China Life Insurance Co., Ltd. Class A	2,100	12,911
Ping An Insurance Group Co. of China, Ltd. Class A	9,200	75,123
Xishui Strong Year Co., Ltd. Inner Mongolia Class A	1,800	2,696
		125,016
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Focus Technology Co., Ltd. Class A	600	1,031
Global Top E-Commerce Co., Ltd. Class A	3,000	4,716
Visual China Group Co., Ltd. Class A	1,400	4,752
		10,499
IT SERVICES — 0.5%
DHC Software Co., Ltd. Class A	5,300	5,362
Fujian Rongji Software Co., Ltd. Class A	9,600	8,663
Shanghai AtHub Co., Ltd. Class A	300	1,080
Taiji Computer Corp., Ltd. Class A	600	2,026
		17,131
LEISURE EQUIPMENT & PRODUCTS — 0.0% (c)
Alpha Group Class A (a)	1,200	989
LIFE SCIENCES TOOLS & SERVICES — 0.0% (c)
Shanghai Runda Medical Technology Co., Ltd. Class A	1,080	1,130
MACHINERY — 4.1%
Anhui Ankai Automobile Co., Ltd. Class A (a)	2,500	1,346
Anhui Heli Co., Ltd. Class A	2,280	2,904
China International Marine Containers Group Co., Ltd. Class A	1,400	2,156
China Shipbuilding Industry Co., Ltd. Class A	10,200	6,310
CRRC Corp., Ltd. Class A	18,300	24,026
Fujian Longma Environmental Sanitation Equipment Co., Ltd. Class A	1,400	2,213
Geron Co., Ltd. Class A	3,200	6,614
Han's Laser Technology Industry Group Co., Ltd. Class A	900	3,977
Inner Mongolia First Machinery Group Co., Ltd. Class A	2,100	3,179
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,700	4,902
Linzhou Heavy Machinery Group Co., Ltd. Class A (a)	7,610	3,567
Mesnac Co., Ltd. Class A (a)	4,600	3,033
Nanxing Furniture Machinery & Equipment Co., Ltd. Class A	600	2,480
Sanlux Co., Ltd. Class A	2,000	1,572
Sany Heavy Industry Co., Ltd. Class A	9,000	10,925
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	2,700	5,718
Shantui Construction Machinery Co., Ltd. Class A (a)	5,800	2,761
Security Description	Shares	Value
Shenzhen Silver Basis Technology Co., Ltd. Class A	1,800	$ 1,595
Sunward Intelligent Equipment Co., Ltd. Class A	8,200	6,624
Taiyuan Heavy Industry Co., Ltd. Class A (a)	11,200	3,635
Tian Di Science & Technology Co., Ltd. Class A	6,300	3,136
Weichai Power Co., Ltd. Class A	4,800	5,380
Weihai Guangtai Airport Equipment Co., Ltd. Class A	1,900	2,694
XCMG Construction Machinery Co., Ltd. Class A	7,600	3,573
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	3,200	5,911
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	5,200	4,185
Zhengzhou Yutong Bus Co., Ltd. Class A	3,600	6,209
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	11,000	5,700
		136,325
MARINE — 0.3%
COSCO SHIPPING Development Co., Ltd. Class A (a)	15,800	5,243
COSCO SHIPPING Holdings Co., Ltd. Class A (a)	7,800	4,587
		9,830
MEDIA — 0.9%
Beijing Gehua CATV Network Co., Ltd. Class A	2,000	2,500
China South Publishing & Media Group Co., Ltd. Class A	1,300	2,365
Chinese Universe Publishing and Media Group Co., Ltd. Class A	2,100	3,977
CITIC Guoan Information Industry Co., Ltd. Class A	4,000	1,962
Guangdong Advertising Group Co., Ltd. Class A (a)	16,159	6,962
Jishi Media Co., Ltd. Class A	13,000	3,879
Shanghai Oriental Pearl Group Co., Ltd. Class A	3,270	4,874
Shenzhen Topway Video Communication Co., Ltd. Class A	3,880	3,671
		30,190
METALS & MINING — 4.8%
Advanced Technology & Materials Co., Ltd. Class A	4,500	2,980
Angang Steel Co., Ltd. Class A	3,600	2,688
Anyang Iron & Steel, Inc. Class A (a)	3,400	1,500
Baoshan Iron & Steel Co., Ltd. Class A	17,156	16,231
China Molybdenum Co., Ltd. Class A	19,000	10,398
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	5,700	7,276
GEM Co., Ltd. Class A	6,500	3,633
Hesteel Co., Ltd. Class A	10,800	4,464
Hunan Gold Corp., Ltd. Class A (a)	1,700	1,942

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	40,500	$ 8,725
Jiangxi Copper Co., Ltd. Class A	1,500	2,873
Jiangxi Ganfeng Lithium Co., Ltd. Class A	1,300	4,178
Jinduicheng Molybdenum Co., Ltd. Class A	3,800	3,274
Maanshan Iron & Steel Co., Ltd. Class A	9,600	4,835
Nanjing Iron & Steel Co., Ltd. Class A	17,700	8,811
Sansteel Minguang Co., Ltd. Fujian Class A	1,500	2,792
Shandong Gold Mining Co., Ltd. Class A	1,600	7,045
Shandong Humon Smelting Co., Ltd. Class A	1,000	1,220
Shandong Nanshan Aluminum Co., Ltd. Class A	8,400	2,580
Shenghe Resources Holding Co., Ltd. Class A	1,430	1,792
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	6,550	3,775
Tongling Nonferrous Metals Group Co., Ltd. Class A	10,600	3,040
Western Mining Co., Ltd. Class A	4,000	3,389
Xiamen Tungsten Co., Ltd. Class A	4,100	7,209
Xinxing Ductile Iron Pipes Co., Ltd. Class A	8,200	5,144
Xinyu Iron & Steel Co., Ltd. Class A	7,400	5,482
Yintai Resources Co., Ltd. Class A	1,900	2,818
Yunnan Chihong Zinc&Germanium Co., Ltd. Class A	5,300	3,163
Yunnan Tin Co., Ltd. Class A (a)	4,500	6,249
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,420	6,223
Zhongjin Gold Corp., Ltd. Class A	4,130	5,158
Zijin Mining Group Co., Ltd. Class A	19,200	9,334
		160,221
MULTILINE RETAIL — 0.7%
Beijing Capital Retailing Group Co., Ltd. Class A	6,900	6,237
Beijing Hualian Department Store Co., Ltd. Class A	14,700	4,771
Chengdu Hongqi Chain Co., Ltd. Class A	2,800	2,091
Hunan Friendship & Apollo Cmmericial Co., Ltd. Class A	4,000	1,840
Rainbow Department Store Co., Ltd. Class A	1,550	2,475
Shanghai Yimin Commerce Group Co., Ltd. Class A	6,700	3,257
Wuhan Department Store Group Co., Ltd. Class A	2,080	2,870
		23,541
OIL, GAS & CONSUMABLE FUELS — 2.5%
Anhui Province Natural Gas Development Co., Ltd. Class A	3,500	5,390
China Merchants Energy Shipping Co., Ltd. Class A	11,300	6,069
China Petroleum & Chemical Corp. Class A	20,500	15,068
China Shenhua Energy Co., Ltd. Class A	3,500	9,149
Guanghui Energy Co., Ltd. Class A	7,000	3,831
Jizhong Energy Resources Co., Ltd. Class A	10,200	5,597
Oriental Energy Co., Ltd. Class A	1,600	1,877
PetroChina Co., Ltd. Class A	10,000	10,494
Shaanxi Coal Industry Co., Ltd. Class A	5,400	5,848
Security Description	Shares	Value
Shandong Xinchao Energy Corp., Ltd. Class A (a)	7,200	$ 2,002
Shanxi Lanhua Sci-Tech Venture Co., Ltd. Class A	3,300	3,132
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	4,400	4,265
Shanxi Xishan Coal & Electricity Power Co., Ltd. Class A	3,800	3,037
Sinopec Shandong Taishan Petroleum Co., Ltd. Class A	3,100	2,310
Yang Quan Coal Industry Group Co., Ltd. Class A	7,800	5,722
		83,791
PAPER & FOREST PRODUCTS — 0.4%
DeHua TB New Decoration Materials Co., Ltd. Class A	1,950	1,439
Fujian Jinsen Forestry Co., Ltd. Class A	680	1,708
Guangdong Weihua Corp. Class A (a)	1,100	1,167
Shandong Sun Paper Industry JSC, Ltd. Class A	2,700	2,240
Shanying International Holding Co., Ltd. Class A	12,900	5,858
		12,412
PERSONAL PRODUCTS — 0.1%
Shanghai Jahwa United Co., Ltd. Class A	1,000	3,974
PHARMACEUTICALS — 5.2%
Beijing Tongrentang Co., Ltd. Class A	1,100	4,403
Changchun High & New Technology Industry Group, Inc. Class A	200	5,094
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	1,280	2,252
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,000	3,618
Dong-E-E-Jiao Co., Ltd. Class A	700	4,030
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	1,900	2,309
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	1,700	8,849
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A	3,600	4,585
Harbin Medisan Pharmaceutical Co., Ltd. Class A	3,000	5,275
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	900	4,392
Humanwell Healthcare Group Co., Ltd. Class A	1,000	1,476
Jiangsu Hengrui Medicine Co., Ltd. Class A	3,372	25,890
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	1,430	3,004
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	1,400	1,359
Kangmei Pharmaceutical Co., Ltd. Class A	5,300	7,105
Livzon Pharmaceutical Group, Inc. Class A	900	3,295
Renhe Pharmacy Co., Ltd. Class A	1,800	1,436
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	730	2,686

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shandong Lukang Pharma Class A	900	$ 989
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	2,300	7,790
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,280	4,294
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	800	2,433
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	4,200	6,394
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,400	4,208
Sichuan Languang Development Co., Ltd. Class A	2,700	2,114
Tasly Pharmaceutical Group Co., Ltd. Class A	1,240	3,465
Tianjin Lisheng Pharmaceutical Co., Ltd. Class A	900	2,820
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	1,382	2,796
Yabao Pharmaceutical Group Co., Ltd. Class A	1,500	1,229
Yifan Pharmaceutical Co., Ltd. Class A	900	1,402
Yunnan Baiyao Group Co., Ltd. Class A	1,600	17,224
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	800	10,090
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	1,500	2,415
Zhejiang NHU Co., Ltd. Class A	2,900	6,336
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	2,700	2,409
Zhejiang Yatai Pharmaceutical Co., Ltd. Class A	800	1,934
		171,400
REAL ESTATE MANAGEMENT & DEVELOPMENT — 5.4%
Beijing Capital Development Co., Ltd. Class A	2,500	2,616
Beijing Centergate Technologies Holding Co., Ltd. Class A (a)	3,200	3,223
China Calxon Group Co., Ltd. Class A (a)	3,000	3,327
China Enterprise Co., Ltd. Class A (a)	4,000	3,249
China Fortune Land Development Co., Ltd. Class A	3,100	11,483
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	6,221	15,710
China Vanke Co., Ltd. Class A	8,600	29,817
Chongqing Dima Industry Co., Ltd. Class A	3,600	1,362
Citychamp Dartong Co., Ltd. Class A	8,100	4,386
Financial Street Holdings Co., Ltd. Class A	2,900	2,718
Future Land Holdings Co., Ltd. Class A	2,500	8,620
Gemdale Corp. Class A	3,800	5,321
Greenland Holdings Corp., Ltd. Class A	8,300	7,382
Guangdong Shirongzhaoye Co., Ltd. Class A	1,900	2,495
Hainan Expressway Co., Ltd. Class A	2,300	1,255
Hainan Haide Industry Co., Ltd. Class A (a)	1,000	1,619
Hubei Fuxing Science And Technology Co., Ltd. Class A	5,400	4,810
Jinke Properties Group Co., Ltd. Class A	4,100	3,694
Security Description	Shares	Value
Kinghand Industrial Investment Co., Ltd. Class A	1,400	$ 1,082
Lushang Property Co., Ltd. Class A (a)	3,200	1,435
Myhome Real Estate Development Group Co., Ltd. Class A	12,700	4,621
Poly Developments & Holdings Group Co., Ltd. Class A	10,900	18,705
RiseSun Real Estate Development Co., Ltd. Class A	6,100	7,059
Shanghai Chinafortune Co., Ltd. Class A	1,600	2,045
Shanghai SMI Holding Co., Ltd. Class A	2,900	2,309
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	1,300	2,829
Shenzhen World Union Properties Consultancy, Inc. Class A	2,100	1,553
Tahoe Group Co., Ltd. Class A	1,600	3,265
Xinhu Zhongbao Co., Ltd. Class A	6,700	2,828
Yango Group Co., Ltd. Class A	7,300	5,515
Youngor Group Co., Ltd. Class A	2,660	2,784
Zhejiang China Commodities City Group Co., Ltd. Class A	10,700	5,435
Zhongtian Financial Group Co., Ltd. Class A (b)	4,500	2,546
		177,098
ROAD & RAIL — 0.6%
Daqin Railway Co., Ltd. Class A	13,300	15,932
Guangshen Railway Co., Ltd. Class A	5,600	2,576
NanJing Public Utilities Development Co., Ltd. Class A	3,000	1,947
		20,455
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
EGing Photovoltaic Technology Co., Ltd. Class A	9,100	3,748
GCL System Integration Technology Co., Ltd. Class A (a)	8,200	5,968
Hangzhou Silan Microelectronics Co., Ltd. Class A	2,600	3,073
Jiangsu Changjiang Electronics Technology Co., Ltd. Class A	2,200	2,639
LONGi Green Energy Technology Co., Ltd. Class A	2,520	6,397
MLS Co., Ltd. Class A	1,300	2,136
Sanan Optoelectronics Co., Ltd. Class A	4,840	7,968
Shanghai Belling Co., Ltd. Class A	2,700	3,670
		35,599
SOFTWARE — 1.5%
360 Security Technology, Inc. Class A	1,300	3,854
Aisino Corp. Class A	1,400	4,664
Beijing Shiji Information Technology Co., Ltd. Class A	700	2,645
Glodon Co., Ltd. Class A	1,000	3,029
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (a)	2,500	1,408
Hundsun Technologies, Inc. Class A	500	3,783
Iflytek Co., Ltd. Class A	1,650	5,918

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Inspur Software Co., Ltd. Class A	900	$ 2,003
Neusoft Corp. Class A	1,200	2,017
Shanghai 2345 Network Holding Group Co., Ltd. Class A	4,052	2,176
Shanghai Golden Bridge InfoTech Co., Ltd. Class A	1,300	2,242
Shen Zhen Mindata Holding Co., Ltd. Class A (a)	1,400	1,382
Sinodata Co., Ltd. Class A (a)	1,800	3,291
Venustech Group, Inc. Class A	600	1,795
Wisesoft Co., Ltd. Class A	1,100	2,117
Yonyou Network Technology Co., Ltd. Class A	2,330	7,224
		49,548
SPECIALTY RETAIL — 0.7%
China Grand Automotive Services Co., Ltd. Class A	3,900	2,304
Pang Da Automobile Trade Co., Ltd. Class A (a)	22,200	4,524
Shanghai Yuyuan Tourist Mart Co., Ltd. Class A	3,800	4,093
Suning Commerce Group Co., Ltd. Class A	8,900	12,760
		23,681
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
BOE Technology Group Co., Ltd. Class A	32,800	12,556
China Greatwall Technology Group Co., Ltd. Class A	3,000	2,070
Dawning Information Industry Co., Ltd. Class A	500	2,611
Focus Media Information Technology Co., Ltd. Class A	12,960	9,884
GRG Banking Equipment Co., Ltd. Class A	3,625	2,960
Guangzhou KingTeller Technology Co., Ltd. Class A	2,700	1,250
Inspur Electronic Information Industry Co., Ltd. Class A	940	2,178
Ninestar Corp. Class A	1,000	3,336
Shenzhen Sinovatio Technology Co., Ltd. Class A	100	1,180
Tsinghua Tongfang Co., Ltd. Class A	4,300	6,090
		44,115
TEXTILES, APPAREL & LUXURY GOODS — 1.3%
Anhui Huamao Textile Co. Class A	4,300	2,003
Bros Eastern Co., Ltd. Class A	3,000	2,415
Gansu Gangtai Holding Group Co., Ltd. Class A	1,300	785
Heilan Home Co., Ltd. Class A	2,700	3,333
Huafu Top Dyed Melange Yarn Co., Ltd. Class A	3,750	2,964
Jiangsu Huaxicun Co., Ltd. Class A	2,000	1,781
Jiangsu Sunshine Co., Ltd. Class A (a)	16,700	5,104
Luthai Textile Co., Ltd. Class A	2,100	2,968
NanJi E-Commerce Co., Ltd. Class A	3,000	3,284
Security Description	Shares	Value
Yantai Tayho Advanced Materials Co., Ltd. Class A	1,800	$ 2,840
Zhejiang Ming Jewelry Co., Ltd. Class A	12,000	8,611
Zhejiang Semir Garment Co., Ltd. Class A	1,800	2,337
Zhejiang Weixing Industrial Development Co., Ltd. Class A	3,190	3,259
		41,684
TRADING COMPANIES & DISTRIBUTORS — 0.6%
China Meheco Co., Ltd. Class A	2,400	4,391
Jiangsu Guotai International Group Guomao Co., Ltd. Class A	2,600	2,119
Shanghai Lansheng Corp. Class A	600	831
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	2,400	4,800
Sinochem International Corp. Class A	2,300	2,290
Tianjin Teda Co., Ltd. Class A	4,500	1,971
Xiamen C & D, Inc. Class A	2,800	2,873
		19,275
TRANSPORTATION INFRASTRUCTURE — 1.2%
Dalian Port PDA Co., Ltd. Class A	7,130	1,920
Fujian Expressway Development Co., Ltd. Class A	9,700	4,193
Guangzhou Baiyun International Airport Co., Ltd. Class A	2,000	2,926
Henan Zhongyuan Expressway Co., Ltd. Class A	4,400	2,350
Hubei Chutian Expressway Co., Ltd. Class A	6,400	2,748
Jiangxi Ganyue Expressway Co., Ltd. Class A	4,000	2,271
Ningbo Zhoushan Port Co., Ltd. Class A	4,700	2,285
Shanghai International Airport Co., Ltd. Class A	1,100	8,127
Shanghai International Port Group Co., Ltd. Class A	5,800	4,373
TangShan Port Group Co., Ltd. Class A	9,152	3,170
Tianjin Port Co., Ltd. Class A	3,000	3,087
Yingkou Port Liability Co., Ltd. Class A	5,100	1,678
		39,128
WATER UTILITIES — 0.3%
Beijing Capital Co., Ltd. Class A	11,200	5,592
Chengdu Xingrong Environment Co., Ltd. Class A	7,300	4,282
		9,874
WIRELESS TELECOMMUNICATION SERVICES — 0.6%
China United Network Communications, Ltd. Class A	25,900	19,490
TOTAL COMMON STOCKS (Cost $3,803,198)		3,292,953

See accompanying notes to schedule of investments.

SPDR MSCI CHINA A SHARES IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $8,854)	8,854	$ 8,854
TOTAL INVESTMENTS — 99.8% (Cost $3,812,052)		3,301,807
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,337
NET ASSETS — 100.0%		$ 3,307,144

(a)	Non-income producing security.
(b)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $29,473 representing 0.9% of net assets.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,263,480	$29,473	$—	$3,292,953
Short-Term Investment	8,854	—	—	8,854
TOTAL INVESTMENTS	$3,272,334	$29,473	$—	$3,301,807
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	22,165	$22,165	$57,846	$71,157	$—	$—	8,854	$8,854	$111	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 8.6%
Ambev SA ADR	2,177,373	$ 8,535,302
Anima Holding SA	10,742	47,117
B2W Cia Digital (a)	34,789	377,174
B3 SA - Brasil Bolsa Balcao	873,698	6,043,693
Banco Bradesco SA Preference Shares ADR	2,049,803	20,272,552
Banco Bradesco SA (a)	35,811	312,766
Banco do Brasil SA	411,745	4,938,922
Banco Pan SA Preference Shares	170,525	85,796
Banco Santander Brasil SA	8,213	90,484
BB Seguridade Participacoes SA	273,109	1,944,160
BR Malls Participacoes SA	506,949	1,709,559
Bradespar SA Preference Shares	227,486	1,860,035
Brasil Brokers Participacoes SA (a)	3,585	5,827
Braskem SA Preference Shares ADR	79,142	1,935,813
BRF SA ADR (a)(b)	250,343	1,421,948
CCR SA	245,369	709,058
Centrais Eletricas Brasileiras SA ADR (a)	281,816	1,789,532
Cia Brasileira de Distribuicao ADR	111,269	2,311,057
Cia de Saneamento Basico do Estado de Sao Paulo	358,101	2,910,451
Cia Energetica de Minas Gerais ADR (b)	628,644	2,237,973
Cia Energetica de Sao Paulo Class B, Preference Shares	22,197	124,852
Cia Hering	19,073	143,893
Cia Siderurgica Nacional SA ADR (a)(b)	720,627	1,578,173
Cielo SA	507,570	1,164,238
Construtora Tenda SA	760	6,293
Cosan Logistica SA (a)	19,340	65,120
Cosan SA	89,906	776,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes	253,312	1,011,091
Duratex SA	193,541	590,748
Embraer SA	386,925	2,164,364
Engie Brasil Energia SA	37,885	322,767
Estacio Participacoes SA	108,912	667,677
Eternit SA (a)	6,550	4,732
Fibria Celulose SA ADR	138,608	2,385,444
Gafisa SA (a)	3,371	14,699
Gerdau SA ADR (b)	536,654	2,017,819
Hypera SA	22,770	177,425
Itau Unibanco Holding SA Preference Shares ADR	2,536,786	23,186,224
Itausa - Investimentos Itau SA Preference Shares	2,595,480	8,089,634
Itausa - Investimentos Itau SA	216,694	743,606
JBS SA	178,753	534,541
Security Description	Shares	Value
Kepler Weber SA (a)	6,899	$ 26,558
Klabin SA	73,558	301,387
Kroton Educacional SA	539,873	1,235,548
LOG Commercial Properties e Participacoes SA (a)	3,101	14,419
Log-in Logistica Intermodal SA (a)	4,812	9,684
Lojas Americanas SA Preference Shares	444,895	2,261,351
Lojas Renner SA	631,357	6,906,931
Magnesita Refratarios SA (a)	1,802	25,665
Marcopolo SA Preference Shares	176,817	186,135
Metalurgica Gerdau SA Preference Shares	714,791	1,279,920
Mills Estruturas e Servicos de Engenharia SA (a)	25,738	28,423
MMX Mineracao e Metalicos SA (a)	6,878	3,815
MRV Engenharia e Participacoes SA	42,983	137,075
Natura Cosmeticos SA	138,534	1,608,471
Oi SA ADR	1,197	1,915
Pagseguro Digital, Ltd. Class A (a)(b)	35,307	661,300
PDG Realty SA Empreendimentos e Participacoes (a)	5,800	1,661
Petroleo Brasileiro SA Preference Shares ADR	1,077,927	12,493,174
Petroleo Brasileiro SA ADR	427,285	5,558,978
Profarma Distribuidora de Produtos Farmaceuticos SA (a)	10,152	10,294
Qualicorp Consultoria e Corretora de Seguros SA	39,451	131,206
Raia Drogasil SA	29,944	441,540
Restoque Comercio e Confeccoes de Roupas SA	6,013	41,579
Rodobens Negocios Imobiliarios SA (a)	31,151	44,206
Rossi Residencial SA (a)	51,695	70,692
Rumo SA (a)	28,664	125,727
Suzano Papel e Celulose SA	111,573	1,096,227
T4F Entretenimento SA	68,417	130,276
Telefonica Brasil SA ADR	40,383	481,769
Telefonica Brasil SA Preference Shares	324,801	3,874,231
TIM Participacoes SA ADR	111,571	1,711,499
TOTVS SA	26,912	188,521
Ultrapar Participacoes SA	132,218	1,814,874
Usinas Siderurgicas de Minas Gerais SA ADR (b)	386,441	908,136
Vale SA ADR (b)	982,643	12,961,061
WEG SA	717,700	3,248,006
		165,330,987

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CHILE — 1.4%
AntarChile SA	128,792	$ 1,690,404
Empresas COPEC SA	262,949	3,155,312
Empresas Iansa SA (a)	2,482,691	47,579
Enel Americas SA ADR	345,435	3,081,280
Enel Chile SA ADR	455,339	2,253,928
Enel Generacion Chile SA ADR	1,976	33,592
Enjoy SA (a)	1,548,392	126,058
Latam Airlines Group SA ADR (b)	246,512	2,539,074
Multiexport Foods SA	1,255,879	694,896
Parque Arauco SA	2,085,592	4,642,696
SACI Falabella	801,762	5,879,896
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	11,027	433,851
Vina Concha y Toro SA ADR (b)(c)	40,825	1,593,704
		26,172,270
CHINA — 30.0%
21Vianet Group, Inc. ADR (a)	19,747	170,614
3SBio, Inc. (b)(d)	294,000	377,012
500.com, Ltd. Class A, ADR (a)(b)	3,568	27,045
51job, Inc. ADR (a)	1,703	106,335
58.com, Inc. ADR (a)	23,578	1,278,163
AAC Technologies Holdings, Inc.	485,492	2,818,320
Agile Group Holdings, Ltd.	1,568,999	1,845,681
Agricultural Bank of China, Ltd. Class H	10,702,000	4,688,494
Air China, Ltd. Class H	1,207,744	1,052,043
Alibaba Group Holding, Ltd. ADR (a)	484,341	66,388,621
Aluminum Corp. of China, Ltd. Class H (a)	3,420,000	1,100,781
Angang Steel Co., Ltd. Class H	1,038,640	716,363
Anhui Conch Cement Co., Ltd. Class H	965,635	4,686,740
Anhui Expressway Co., Ltd. Class H	8,000	4,782
ANTA Sports Products, Ltd.	517,000	2,479,561
Anton Oilfield Services Group (a)	130,000	12,951
Autohome, Inc. ADR (b)	13,605	1,064,319
AVIC International Holding HK, Ltd. (a)(b)	1,806,527	44,763
AVIC International Holdings, Ltd. Class H	834,584	438,113
AviChina Industry & Technology Co., Ltd. Class H (b)	1,120,000	703,813
BAIC Motor Corp., Ltd. Class H (d)	6,500	3,429
Baidu, Inc. ADR (a)	116,421	18,464,371
BAIOO Family Interactive, Ltd. (d)	1,138,000	65,408
Bank of China, Ltd. Class H	31,073,900	13,414,879
Security Description	Shares	Value
Bank of Communications Co., Ltd. Class H	8,853,864	$ 6,909,527
Baozun, Inc. ADR (a)(b)	6,289	183,702
BBMG Corp. Class H (b)	518,000	163,418
BeiGene, Ltd. ADR (a)	21,884	3,069,450
Beijing Capital International Airport Co., Ltd. Class H	1,995,443	2,117,945
Beijing Capital Land, Ltd. Class H	28,000	10,049
Beijing Enterprises Clean Energy Group, Ltd. (a)	10,594,856	150,208
Beijing Enterprises Holdings, Ltd.	289,500	1,534,514
Beijing Enterprises Water Group, Ltd. (a)	2,252,000	1,147,666
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	32,830
Bilibili, Inc. ADR (a)(b)	8,628	125,883
Bitauto Holdings, Ltd. ADR (a)(b)	8,248	204,303
BOE Technology Group Co., Ltd. Class B	333,000	96,548
Boer Power Holdings, Ltd. (a)	7,000	563
Boyaa Interactive International, Ltd. (a)	64,000	9,891
Brilliance China Automotive Holdings, Ltd.	1,176,000	875,690
BYD Co., Ltd. Class H (b)	291,000	1,856,533
BYD Electronic International Co., Ltd. (b)	289,500	363,846
C.banner International Holdings, Ltd. (a)	12,000	690
Cabbeen Fashion, Ltd.	528,000	131,505
CAR, Inc. (a)(b)	519,000	386,465
CGN Meiya Power Holdings Co., Ltd. (a)(d)	24,000	3,311
CGN Mining Co., Ltd.	325,000	9,963
CGN Power Co., Ltd. Class H (d)	4,126,000	980,204
Changyou.com, Ltd. ADR	2,896	52,939
Chanjet Information Technology Co., Ltd. Class H (a)	2,600	2,614
Chaowei Power Holdings, Ltd. (b)	75,000	29,025
Cheetah Mobile, Inc. ADR (a)(b)	4,680	28,595
China Aerospace International Holdings, Ltd.	1,000,000	62,585
China Agri-Industries Holdings, Ltd.	588,000	209,535
China Aircraft Leasing Group Holdings, Ltd.	6,500	6,559
China Aoyuan Group, Ltd.	526,000	333,900
China Biologic Products Holdings, Inc. (a)(b)	6,943	527,043
China Chengtong Development Group, Ltd. (a)(b)	2,032,000	44,121
China Child Care Corp., Ltd. (a)	426,000	6,910

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	5,113,000	$ 1,240,805
China CITIC Bank Corp., Ltd. Class H	4,741,000	2,882,380
China Coal Energy Co., Ltd. Class H	2,980,000	1,172,307
China Communications Construction Co., Ltd. Class H	2,309,241	2,182,606
China Communications Services Corp., Ltd. Class H	152,000	125,804
China Conch Venture Holdings, Ltd.	602,700	1,793,624
China Construction Bank Corp. Class H	41,566,280	34,296,355
China Datang Corp. Renewable Power Co., Ltd. Class H	640,000	76,839
China Distance Education Holdings, Ltd. ADR	5,352	35,858
China Dongxiang Group Co., Ltd.	507,000	77,708
China Eastern Airlines Corp., Ltd. Class H	144,000	80,191
China Electronics Huada Technology Co., Ltd.	134,000	10,783
China Energine International Holdings, Ltd. (a)(b)	1,028,000	23,765
China Everbright International, Ltd.	1,489,111	1,335,176
China Evergrande Group (b)	1,585,433	4,748,594
China Fangda Group Co., Ltd. Class B	869,200	386,343
China Financial Services Holdings, Ltd.	1,002,000	72,949
China Foods, Ltd.	16,000	5,845
China Galaxy Securities Co., Ltd. Class H	1,193,900	539,816
China Hanking Holdings, Ltd.	481,000	61,436
China Harmony New Energy Auto Holding, Ltd. (b)	7,000	2,629
China Hongqiao Group, Ltd. (b)	24,500	13,925
China Huarong Energy Co., Ltd. (a)	128,400	2,345
China Huishan Dairy Holdings Co., Ltd. (a)(b)(e)	310,600	—
China Huiyuan Juice Group, Ltd. (a)(b)(e)	188,500	36,475
China International Marine Containers Group Co., Ltd. Class H	63,900	61,375
China Lesso Group Holdings, Ltd.	517,000	258,852
China Life Insurance Co., Ltd. Class H	3,123,260	6,637,977
China Longyuan Power Group Corp., Ltd. Class H	1,121,000	763,145
China Machinery Engineering Corp. Class H	14,000	6,634
Security Description	Shares	Value
China Medical System Holdings, Ltd.	603,000	$ 560,690
China Mengniu Dairy Co., Ltd. (a)	1,731,447	5,396,017
China Merchants Bank Co., Ltd. Class H	2,091,923	7,668,349
China Merchants China Direct Investments, Ltd.	4,000	4,843
China Merchants Port Holdings Co., Ltd.	1,065,281	1,918,481
China Minsheng Banking Corp., Ltd. Class H	3,155,879	2,176,649
China Mobile, Ltd.	2,334,102	22,463,498
China Modern Dairy Holdings, Ltd. (a)	6,000	598
China Molybdenum Co., Ltd. Class H (b)	222,000	81,662
China National Accord Medicines Corp., Ltd. Class B	7,100	23,705
China National Building Material Co., Ltd. Class H	1,379,400	944,342
China Oilfield Services, Ltd. Class H	1,201,723	1,032,984
China Overseas Grand Oceans Group, Ltd.	109,500	35,944
China Overseas Land & Investment, Ltd.	2,387,200	8,201,917
China Overseas Property Holdings, Ltd.	62,066	18,154
China Pacific Insurance Group Co., Ltd. Class H	1,060,800	3,434,676
China Petroleum & Chemical Corp. Class H	11,579,643	8,267,635
China Power Clean Energy Development Co., Ltd.	34,246	10,367
China Power International Development, Ltd. (b)	2,980,000	677,502
China Railway Construction Corp., Ltd. Class H	1,158,990	1,607,621
China Railway Group, Ltd. Class H	2,395,487	2,181,512
China Rare Earth Holdings, Ltd. (a)	941,200	39,671
China Resources Beer Holdings Co., Ltd.	1,058,625	3,698,058
China Resources Gas Group, Ltd.	44,000	174,216
China Resources Power Holdings Co., Ltd.	1,198,432	2,305,221
China Sanjiang Fine Chemicals Co., Ltd.	73,000	17,529
China Shenhua Energy Co., Ltd. Class H	1,856,056	4,068,016
China Singyes Solar Technologies Holdings, Ltd. (c)	9,600	2,636
China South City Holdings, Ltd.	1,046,000	148,296

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Southern Airlines Co., Ltd. Class H	1,036,000	$ 641,765
China Taiping Insurance Holdings Co., Ltd.	476,035	1,307,229
China Telecom Corp., Ltd. Class H	8,197,615	4,188,146
China Tower Corp., Ltd. Class H (a)(d)	6,056,000	1,144,780
China Travel International Investment Hong Kong, Ltd.	3,430,000	915,619
China Unicom Hong Kong, Ltd.	2,389,668	2,551,633
China Vanke Co., Ltd. Class H	469,100	1,593,754
China Yurun Food Group, Ltd. (a)(b)	12,000	981
China ZhengTong Auto Services Holdings, Ltd.	38,000	22,666
ChinaCache International Holdings, Ltd. ADR (a)	8,248	9,238
Chinasoft International, Ltd. (a)	142,000	70,552
Chlitina Holding, Ltd.	2,000	16,723
Chong Sing Holdings FinTech Group (a)(b)	2,189,618	27,687
Chongqing Changan Automobile Co., Ltd. Class B	465,600	207,545
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	9,166
CIFI Holdings Group Co., Ltd.	26,000	13,815
CIMC Enric Holdings, Ltd.	10,000	7,651
CITIC Resources Holdings, Ltd. (b)	1,012,000	80,139
CITIC Securities Co., Ltd. Class H	628,000	1,082,849
CITIC Telecom International Holdings, Ltd.	520,000	182,646
CITIC, Ltd.	2,903,000	4,553,231
CNOOC, Ltd.	7,186,355	11,106,273
Cogobuy Group (a)(b)(d)	64,000	21,662
Colour Life Services Group Co., Ltd. (a)(b)	69,000	36,926
Comtec Solar Systems Group, Ltd. (a)	868,000	10,532
Coolpad Group, Ltd. (a)(e)	253,600	—
COSCO SHIPPING Development Co., Ltd. Class H (a)	3,570,117	364,793
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	1,176,000	587,298
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	1,790,925	674,798
COSCO SHIPPING Ports, Ltd.	1,221,948	1,201,760
Cosmo Lady China Holdings Co., Ltd. (b)(d)	71,000	25,029
Country Garden Holdings Co., Ltd. (b)	2,437,466	2,966,919
Country Garden Services Holdings Co., Ltd. (a)	220,000	349,556
CRRC Corp., Ltd. Class H	1,781,000	1,737,927
Security Description	Shares	Value
CSG Holding Co., Ltd. Class B	43,805	$ 13,820
CSPC Pharmaceutical Group, Ltd.	1,464,000	2,112,972
Ctrip.com International, Ltd. ADR (a)	145,693	3,942,453
Daqo New Energy Corp. ADR (a)	5,352	125,237
Datang International Power Generation Co., Ltd. Class H	3,576,000	840,407
Dazhong Transportation Group Co., Ltd. Class B	654,050	297,593
Dongfang Electric Corp., Ltd. Class H (a)(b)	113,200	66,798
Dongfeng Motor Group Co., Ltd. Class H	2,380,000	2,158,289
E-Commodities Holdings, Ltd.	6,500	299
Fang Holdings, Ltd. ADR (a)	75,457	107,904
Fanhua, Inc. ADR (b)	17,173	376,947
Fantasia Holdings Group Co., Ltd.	763,500	87,766
Far East Horizon, Ltd.	1,113,000	1,123,043
Fufeng Group, Ltd. (a)(b)	71,000	30,017
GDS Holdings, Ltd. ADR (a)(b)	13,964	322,429
Geely Automobile Holdings, Ltd.	1,091,000	1,922,995
Genertec Universal Medical Group Co., Ltd. (b)(d)	301,600	225,737
Genscript Biotech Corp. (a)(b)	226,000	304,822
GF Securities Co., Ltd. Class H	712,400	966,324
Global Bio-Chem Technology Group Co., Ltd. (a)	910,000	5,695
Goldpac Group, Ltd.	64,000	15,613
GOME Retail Holdings, Ltd. (a)(b)	4,695,000	389,783
Goodbaby International Holdings, Ltd.	67,000	21,052
Grand Baoxin Auto Group, Ltd.	3,158	891
Great Wall Motor Co., Ltd. Class H (b)	1,477,250	847,178
Greatview Aseptic Packaging Co., Ltd.	10,000	5,428
Greentown China Holdings, Ltd.	292,500	219,673
Guangdong Electric Power Development Co., Ltd. Class B	891,840	310,974
Guangdong Investment, Ltd.	2,386,000	4,613,926
Guangshen Railway Co., Ltd. Class H (b)	2,384,000	898,261
Guangzhou Automobile Group Co., Ltd. Class H	1,592,090	1,588,155
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	21,496
Guangzhou R&F Properties Co., Ltd. Class H	1,160,800	1,755,430
Guodian Technology & Environment Group Corp., Ltd. Class H (a)	73,000	2,657

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Guotai Junan International Holdings, Ltd. (b)	649,000	$ 104,445
Haichang Ocean Park Holdings, Ltd. (a)(d)	522,000	104,675
Haitian International Holdings, Ltd.	5,000	9,643
Haitong Securities Co., Ltd. Class H	1,160,800	1,111,970
Hangzhou Steam Turbine Co., Ltd. Class B	174,600	128,006
Harbin Electric Co., Ltd. Class H (b)	1,004,000	511,659
Health and Happiness H&H International Holdings, Ltd. (a)(b)	5,000	28,546
Hengan International Group Co., Ltd.	300,000	2,184,089
Honghua Group, Ltd. (a)	14,000	733
Honworld Group, Ltd. (d)	35,000	13,724
Hopson Development Holdings, Ltd.	26,000	21,519
Hua Hong Semiconductor, Ltd. (b)(d)	103,000	190,757
Huadian Fuxin Energy Corp., Ltd. Class H	128,000	31,226
Huadian Power International Corp., Ltd. Class H	1,325,308	597,538
Huaneng Power International, Inc. Class H	2,384,000	1,516,386
Huaneng Renewables Corp., Ltd. Class H	1,188,000	318,647
Huangshan Tourism Development Co., Ltd. Class B	415,732	502,620
Huatai Securities Co., Ltd. Class H (b)(d)	341,400	540,704
Huazhu Group, Ltd. ADR	27,448	785,836
HUYA, Inc. ADR (a)	4,541	70,295
Ideanomics, Inc. (a)	24,295	29,154
Industrial & Commercial Bank of China, Ltd. Class H	33,479,590	23,903,761
Inner Mongolia Yitai Coal Co., Ltd. Class B	236,036	278,995
iQIYI, Inc. ADR (a)(b)	37,237	553,714
JD.com, Inc. ADR (a)	367,072	7,682,817
Jiangnan Group, Ltd. (a)	134,000	6,760
Jiangsu Expressway Co., Ltd. Class H	1,326,000	1,849,441
Jiangxi Copper Co., Ltd. Class H	598,000	703,453
JinkoSolar Holding Co., Ltd. ADR (a)(b)	6,464	63,929
Joy City Property, Ltd.	1,212,000	131,582
Jumei International Holding, Ltd. ADR (a)(b)	3,568	6,529
Kama Co., Ltd. Class B (a)	42,100	21,513
Kingdee International Software Group Co., Ltd. (b)	1,050,000	928,046
Security Description	Shares	Value
Kingsoft Corp., Ltd.	138,000	$ 198,821
Konka Group Co., Ltd. Class B	6,422,835	1,821,185
Kunlun Energy Co., Ltd.	2,790,925	2,958,697
KWG Group Holdings, Ltd. (a)	607,168	537,423
Lao Feng Xiang Co., Ltd. Class B	64,430	209,011
Lenovo Group, Ltd. (b)	4,612,000	3,116,157
LexinFintech Holdings, Ltd. ADR (a)(b)	13,283	96,302
Leyou Technologies Holdings, Ltd. (a)(b)	425,000	118,337
Li Ning Co., Ltd. (a)	888,333	953,080
Lianhua Supermarket Holdings Co., Ltd. Class H (a)	13,000	1,993
Lifetech Scientific Corp. (a)(b)	1,034,000	198,101
Link Motion, Inc. ADR (a)(c)	16,509	2,541
Livzon Pharmaceutical Group, Inc. Class H	68,306	198,479
Luye Pharma Group, Ltd. (b)(d)	294,000	204,653
Maanshan Iron & Steel Co., Ltd. Class H (b)	2,228,000	981,767
Metallurgical Corp. of China, Ltd. Class H	598,000	143,593
Minth Group, Ltd.	68,000	219,303
MOBI Development Co., Ltd.	600,000	81,999
Momo, Inc. ADR (a)	41,194	978,357
National Agricultural Holdings, Ltd. (a)(b)(e)	72,000	5,472
NetEase, Inc. ADR	37,335	8,787,539
New China Life Insurance Co., Ltd. Class H	296,100	1,176,178
New Oriental Education & Technology Group, Inc. ADR (a)	50,536	2,769,878
Newater Technology, Inc. (a)(b)	11,126	62,306
Noah Holdings, Ltd. ADR (a)	5,352	231,849
On-Bright Electronics, Inc.	19,000	110,648
Ourgame International Holdings, Ltd. (a)	65,000	6,808
Ozner Water International Holding, Ltd. (b)(d)	523,000	116,900
Pacific Online, Ltd. (b)	64,000	8,420
Parkson Retail Group, Ltd.	809,634	57,910
People's Insurance Co. Group of China, Ltd. Class H	2,313,000	930,594
PetroChina Co., Ltd. Class H	9,460,970	5,896,982
PICC Property & Casualty Co., Ltd. Class H	4,552,222	4,657,257
Ping An Healthcare and Technology Co., Ltd. (a)(b)(d)	64,300	226,670
Ping An Insurance Group Co. of China, Ltd. Class H (b)	2,083,000	18,397,370
Poly Culture Group Corp., Ltd. Class H	7,200	9,398
Poly Property Group Co., Ltd.	530,000	165,850
PW Medtech Group, Ltd. (a)	68,000	8,859

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Regal International Airport Group Co., Ltd.	65,000	$ 52,884
ReneSola, Ltd. ADR (a)(b)	14,977	17,823
Renhe Commercial Holdings Co., Ltd. (a)	6,989,000	241,020
Semiconductor Manufacturing International Corp. (a)(b)	1,162,400	1,016,999
Shandong Airlines Co., Ltd. Class B	5,800	8,164
Shandong Chenming Paper Holdings, Ltd. Class B	168,300	90,283
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,000	220,258
Shanghai Baosight Software Co., Ltd. Class B	43,100	73,270
Shanghai Electric Group Co., Ltd. Class H (b)	2,402,077	767,010
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	33,500	98,412
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	16,000	14,305
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	3,995
Shanghai Greencourt Investment Group Co., Ltd. Class B (a)	307,848	116,367
Shanghai Huayi Group Corp., Ltd. Class B	200	179
Shanghai Industrial Urban Development Group, Ltd.	26,000	4,217
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	28,000	6,795
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	352,482	338,383
Shanghai Jinjiang International Travel Co., Ltd. Class B	6,000	10,350
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	428,166	477,405
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	235,340	300,059
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	119,300	242,582
Shanghai Prime Machinery Co., Ltd. Class H (a)	136,000	18,239
Shengjing Bank Co., Ltd. Class H (d)	275,300	119,904
Shenzhen Expressway Co., Ltd. Class H	1,164,482	1,283,565
Shenzhen Investment, Ltd. (b)	1,069,099	353,665
Shenzhou International Group Holdings, Ltd.	64,000	725,475
Shougang Concord International Enterprises Co., Ltd. (a)	1,904,000	47,908
Security Description	Shares	Value
Shunfeng International Clean Energy, Ltd. (a)(c)	138,000	$ 9,166
Silver Grant International Industries, Ltd. (a)	142,000	27,749
SINA Corp. (a)	35,632	1,911,300
Sinofert Holdings, Ltd. (a)(b)	130,000	14,944
SinoMedia Holding, Ltd. (b)	65,000	14,363
Sino-Ocean Group Holding, Ltd.	2,370,480	1,044,551
Sinopec Oilfield Service Corp. Class H (a)(b)	148,000	11,342
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,382,600	1,043,805
Sinopharm Group Co., Ltd. Class H	448,400	1,884,238
Sinosoft Technology Group, Ltd.	518,600	135,125
Sinotrans, Ltd. Class H	2,904,300	1,261,231
Sinotruk Hong Kong, Ltd. (b)	110,500	166,540
Sinovac Biotech, Ltd. (a)(b)	48,775	338,498
SITC International Holdings Co., Ltd.	69,000	65,040
SOHO China, Ltd. (a)	260,500	92,830
SPT Energy Group, Inc. (a)	20,000	1,213
Sunac China Holdings, Ltd. (b)	681,000	2,218,000
Sunny Optical Technology Group Co., Ltd.	218,000	1,937,939
Synertone Communication Corp. (a)	54,400	556
TAL Education Group ADR (a)	120,651	3,218,969
TCL Electronics Holdings, Ltd.	52,000	19,925
Tencent Holdings, Ltd.	2,251,852	90,311,651
Tian Ge Interactive Holdings, Ltd. (d)	70,000	27,359
Tiangong International Co., Ltd. (b)	138,000	32,608
Tianneng Power International, Ltd.	130,000	108,425
Tingyi Cayman Islands Holding Corp.	1,328,000	1,774,206
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	13,105
TravelSky Technology, Ltd. Class H	1,189,841	3,047,036
Trigiant Group, Ltd.	22,000	2,950
Uni-President China Holdings, Ltd.	72,000	62,534
Universal Health International Group Holding, Ltd. (a)	69,000	582
V1 Group, Ltd. (a)(b)	1,750,200	65,945
Vipshop Holdings, Ltd. ADR (a)	124,541	679,994
Want Want China Holdings, Ltd. (b)	3,500,000	2,449,756
Weibo Corp. ADR (a)(b)	11,171	652,722
West China Cement, Ltd.	1,054,000	142,699
Wisdom Sports Group (b)	75,000	5,652
Wuxi Biologics Cayman, Inc. (a)(d)	104,500	669,363
Xiamen International Port Co., Ltd. Class H	26,000	3,819

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Xinchen China Power Holdings, Ltd. (a)(b)	460,000	$ 25,558
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	14,413
Xinyi Solar Holdings, Ltd. (b)	1,219,254	428,254
Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co. Class H (b)(d)	6,500	17,766
Yanzhou Coal Mining Co., Ltd. Class H	1,360,000	1,097,818
Yestar Healthcare Holdings Co., Ltd.	22,500	5,259
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(d)	37,000	123,344
Yihai International Holding, Ltd.	55,000	134,456
Yingli Green Energy Holding Co., Ltd. ADR (a)	8,903	1,153
Yum China Holdings, Inc.	120,867	4,052,671
YY, Inc. ADR (a)	12,291	735,739
Zhaojin Mining Industry Co., Ltd. Class H	36,500	37,062
Zhejiang Expressway Co., Ltd. Class H	2,251,862	1,952,926
Zhuzhou CRRC Times Electric Co., Ltd. Class H	293,800	1,628,605
Zijin Mining Group Co., Ltd. Class H	3,489,000	1,323,524
ZTE Corp. Class H (a)(b)	556,466	1,051,900
ZTO Express Cayman, Inc. ADR	83,216	1,317,309
		580,792,215
COLOMBIA — 0.5%
Almacenes Exito SA	63,770	243,494
Avianca Holdings SA Preference Shares	940,796	480,900
Banco Davivienda SA Preference Shares	105,767	1,007,026
Banco de Bogota SA	26,440	454,304
Bancolombia SA ADR	35,615	1,356,931
Bancolombia SA	98,216	919,405
Bolsa de Valores de Colombia	121,162	446,966
Celsia SA ESP	52,813	65,051
Cementos Argos SA	67,582	144,841
Cementos Argos SA Preference Shares	80,253	144,567
Cemex Latam Holdings SA (a)	18,418	20,984
Constructora Conconcreto SA (a)	113,131	12,820
Corp. Financiera Colombiana SA (a)	33,441	168,878
Ecopetrol SA	946,003	770,494
Empresa de Telecomunicaciones de Bogota (a)	1,778,822	137,485
Grupo Argos SA Preference Shares	107,037	477,917
Grupo Argos SA	24,735	128,721
Security Description	Shares	Value
Grupo Aval Acciones y Valores SA	1,868,292	$ 532,154
Grupo de Inversiones Suramericana SA Preference Shares	38,786	371,199
Grupo de Inversiones Suramericana SA	38,605	381,830
Grupo Nutresa SA	35,882	259,654
Interconexion Electrica SA ESP	143,314	616,945
		9,142,566
CZECH REPUBLIC — 0.3%
CEZ A/S	129,080	3,067,313
Komercni banka A/S	68,206	2,565,969
		5,633,282
EGYPT — 0.3%
Commercial International Bank Egypt SAE	1,082,385	4,474,502
Egypt Kuwait Holding Co. SAE	423,286	454,609
Egyptian Financial Group-Hermes Holding Co. (a)	647,025	549,538
Global Telecom Holding SAE (a)	543,899	112,908
Orascom Investment Holding (a)	102,728	3,319
		5,594,876
GREECE — 0.2%
Alpha Bank AE (a)	301,687	379,361
Diana Shipping, Inc. (a)	17,767	56,499
Ellaktor SA (a)	369	525
Eurobank Ergasias SA (a)	397,045	245,096
FF Group (a)(e)	5,627	15,438
Fourlis Holdings SA (a)	176	825
Frigoglass SAIC (a)	99	12
GEK Terna Holding Real Estate Construction SA (a)	715	3,923
Grivalia Properties REIC AE	41,789	399,366
Hellenic Exchanges - Athens Stock Exchange SA	79,269	335,281
Hellenic Telecommunications Organization SA	66,241	720,887
Holding Co. ADMIE IPTO SA	5,373	9,496
Intralot SA-Integrated Lottery Systems & Services (a)	169,008	83,946
JUMBO SA	27,186	395,308
Marfin Investment Group Holdings SA (a)	1,114,862	90,486
Mytilineos Holdings SA	181	1,508
National Bank of Greece SA (a)	55,014	69,178
OPAP SA	81,665	709,034
Piraeus Bank SA (a)	89,483	85,926
Public Power Corp. SA (a)	20,416	30,200
Star Bulk Carriers Corp. (a)	9,423	86,126
Terna Energy SA	215	1,376
Titan Cement Co. SA	13,458	298,152
		4,017,949

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HONG KONG — 1.4%
AGTech Holdings, Ltd. (a)(b)	56,000	$ 3,469
Alibaba Pictures Group, Ltd. (a)(b)	5,832,400	983,321
AMVIG Holdings, Ltd. (c)	130,000	29,721
Asian Citrus Holdings, Ltd. (a)(b)(e)	51,000	—
Bosideng International Holdings, Ltd. (b)	1,040,000	196,594
Carnival Group International Holdings, Ltd. (a)(b)	680,000	12,594
Chia Tai Enterprises International, Ltd. (a)(b)	2,300	558
China All Access Holdings, Ltd.	28,000	1,180
China Animation Characters Co., Ltd. (b)	65,000	22,333
China Education Group Holdings, Ltd. (a)	121,000	148,365
China Everbright, Ltd.	24,000	42,548
China Fiber Optic Network System Group, Ltd. (a)(e)	88,800	—
China Financial International Investments, Ltd. (a)	640,000	12,425
China Financial Leasing Group, Ltd. (a)	80,000	3,883
China First Capital Group, Ltd. (a)	796,000	452,426
China Gas Holdings, Ltd.	1,079,600	3,847,170
China High Speed Transmission Equipment Group Co., Ltd. (b)	471,000	451,187
China Jicheng Holdings, Ltd. (a)(b)(d)	117,414	585
China National Culture Group, Ltd. (a)(c)	670,000	1,369
China NT Pharma Group Co., Ltd.	1,156,100	125,513
China Ocean Industry Group, Ltd. (a)(b)	2,165,000	8,019
China Oil & Gas Group, Ltd. (a)	132,000	8,936
China Public Procurement, Ltd. (a)	67,200	549
China Resources Cement Holdings, Ltd.	332,000	298,952
China Resources Land, Ltd.	1,218,222	4,683,464
China Soft Power Technology Holdings, Ltd. (a)(b)	168,000	923
China State Construction International Holdings, Ltd.	159,250	126,516
China Vanguard You Champion Holdings, Ltd. (a)	70,000	2,503
Citychamp Watch & Jewellery Group, Ltd.	1,038,000	216,102
Comba Telecom Systems Holdings, Ltd. (a)(b)	146,117	24,075
Concord New Energy Group, Ltd.	120,000	4,751
CP Pokphand Co., Ltd.	2,260,000	193,400
Security Description	Shares	Value
Digital China Holdings, Ltd. (a)(b)	528,000	$ 244,128
Essex Bio-technology, Ltd. (b)	514,000	296,083
Eternity Investment, Ltd. (a)	40,574	907
Feiyu Technology International Co., Ltd. (a)(d)	19,500	809
First Shanghai Investments, Ltd. (a)	40,000	2,248
Fullshare Holdings, Ltd. (a)(b)	2,894,500	665,458
GCL-Poly Energy Holdings, Ltd. (a)(b)	3,493,000	211,917
Golden Meditech Holdings, Ltd.	44,000	4,496
Haier Electronics Group Co., Ltd. (a)	72,000	177,118
Hanergy Thin Film Power Group, Ltd. (a)(e)	856,000	—
Hengdeli Holdings, Ltd. (a)	7,409,600	331,236
Hi Sun Technology China, Ltd. (a)	225,000	29,025
Hua Han Health Industry Holdings, Ltd. (a)(b)(e)	283,600	—
Huabao International Holdings, Ltd.	496,000	210,960
Huayi Tencent Entertainment Co., Ltd. (a)	110,000	2,726
Imperial Pacific International Holdings, Ltd. (a)(b)	11,670,000	78,999
Ju Teng International Holdings, Ltd.	134,500	36,248
Kingboard Holdings, Ltd.	593,340	1,583,887
Kingboard Laminates Holdings, Ltd.	301,500	248,768
Lee & Man Paper Manufacturing, Ltd.	76,000	64,455
Life Healthcare Group, Ltd. (a)	88,000	1,337
Millennium Pacific Group Holdings, Ltd. (a)	190,000	1,116
Munsun Capital Group, Ltd. (a)	51,111	1,208
Neo Telemedia, Ltd.	4,612,000	113,690
NetDragon Websoft Holdings, Ltd.	34,500	52,878
New Provenance Everlasting Holdings, Ltd. Class H (a)	4,548,030	17,427
NewOcean Energy Holdings, Ltd. (a)(b)	22,000	7,193
Nine Dragons Paper Holdings, Ltd.	1,114,000	1,031,567
Pou Sheng International Holdings, Ltd.	599,000	115,526
Qianhai Health Holdings, Ltd.	5,921	193
Real Nutriceutical Group, Ltd. (a)(c)	199,000	5,083
Shenwan Hongyuan HK, Ltd.	10,000	2,120
Shenzhen International Holdings, Ltd.	313,323	603,487
Shimao Property Holdings, Ltd.	894,000	2,386,482
SIM Technology Group, Ltd.	2,142,000	86,180
Sino Biopharmaceutical, Ltd.	2,747,000	1,810,434

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Skyworth Digital Holdings, Ltd.	1,037,225	$ 223,890
Solargiga Energy Holdings, Ltd. (a)	3,607,000	46,531
Solartech International Holdings, Ltd. (a)(b)	1,000,000	10,218
SSY Group, Ltd.	199,740	147,968
Sun Art Retail Group, Ltd.	560,000	570,775
Suncorp Technologies, Ltd. (a)	4,310,000	9,358
Tech Pro Technology Development, Ltd. (a)(e)	484,000	2,102
Tibet Water Resources, Ltd. (a)	67,000	23,105
United Laboratories International Holdings, Ltd. (b)	12,000	6,376
Vision Values Holdings, Ltd. (a)	90,000	3,506
Wanda Hotel Development Co., Ltd. (a)	435,000	33,336
Wasion Holdings, Ltd.	24,000	11,679
WH Group, Ltd.	2,956,000	2,276,649
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (a)	12,250	2,926
Xinyi Glass Holdings, Ltd.	1,158,000	1,280,857
Yip's Chemical Holdings, Ltd.	10,000	2,963
Yuexiu Property Co., Ltd.	4,612,000	848,254
Yuexiu Transport Infrastructure, Ltd. (b)	1,258	954
		27,830,267
HUNGARY — 0.7%
MOL Hungarian Oil & Gas PLC	325,745	3,572,854
OTP Bank Nyrt	170,212	6,847,830
Richter Gedeon Nyrt	149,400	2,890,808
		13,311,492
INDIA — 13.9%
Adani Enterprises, Ltd.	95,237	219,626
Adani Gas, Ltd. (a)	2,430	3,508
Adani Green Energy, Ltd. (a)	154,985	92,904
Adani Ports & Special Economic Zone, Ltd.	359,957	1,998,930
Adani Power, Ltd. (a)	390,953	285,312
Adani Transmission, Ltd. (a)	58,613	166,566
Aditya Birla Capital, Ltd. GDR (a)	292	418
AIA Engineering, Ltd.	4,750	114,108
Alok Industries, Ltd. (a)	1,569,288	87,663
Amtek Auto, Ltd. (a)	25,821	1,202
Anant Raj, Ltd.	507,029	263,991
Apollo Hospitals Enterprise, Ltd.	44,567	803,247
Ashok Leyland, Ltd.	268,016	393,492
Asian Paints, Ltd.	36,233	712,594
AstraZeneca Pharma India, Ltd. (a)	35,382	735,666
Aurobindo Pharma, Ltd.	145,368	1,526,140
Axis Bank, Ltd. (a)	565,686	5,022,828
Bajaj Finance, Ltd.	45,322	1,717,159
Bajaj Hindusthan Sugar, Ltd. (a)	724,228	90,250
Balkrishna Industries, Ltd.	11,679	154,555
Security Description	Shares	Value
Balrampur Chini Mills, Ltd. (a)	361,446	$ 528,074
BF Investment, Ltd. (a)	87,667	319,514
Bharat Electronics, Ltd.	105,402	132,781
Bharat Financial Inclusion, Ltd. (a)	23,015	333,844
Bharat Forge, Ltd.	18,933	137,953
Bharat Heavy Electricals, Ltd.	869,529	910,443
Bharat Petroleum Corp., Ltd.	120,213	624,612
Bharti Airtel, Ltd.	946,629	4,237,221
Bharti Infratel, Ltd.	154,084	571,621
Biocon, Ltd.	81,658	735,758
Bombay Dyeing & Manufacturing Co., Ltd.	37,288	60,754
Bosch, Ltd.	586	164,609
Britannia Industries, Ltd.	74,705	3,333,610
Caplin Point Laboratories, Ltd.	30,315	165,872
CG Power and Industrial Solutions, Ltd. (a)	150,584	96,737
Cipla, Ltd.	395,712	2,944,530
Coal India, Ltd.	290,405	1,001,432
CORE Education & Technologies, Ltd. (a)(e)	9,253	—
DCB Bank, Ltd.	1,050,356	2,546,340
Delta Corp., Ltd.	71,049	258,082
Dewan Housing Finance Corp., Ltd.	293,248	1,047,569
Dilip Buildcon, Ltd. (d)	10,869	65,114
Dr Reddy's Laboratories, Ltd. ADR	111,698	4,211,015
Edelweiss Financial Services, Ltd.	80,958	211,280
Educomp Solutions, Ltd. (a)	22,435	835
Eicher Motors, Ltd.	3,644	1,208,752
Era Infra Engineering, Ltd. (a)(e)	2,941	—
FDC, Ltd. (a)	76,279	188,034
Federal Bank, Ltd.	216,621	289,335
Fortis Healthcare, Ltd. (a)	206,775	416,127
GAIL India, Ltd.	773,814	3,993,485
Gammon India, Ltd. (a)(c)	139,302	3,292
Gateway Distriparks, Ltd.	125,630	233,031
Gitanjali Gems, Ltd. (a)	3,573	54
Glenmark Pharmaceuticals, Ltd.	33,745	334,985
Godrej Consumer Products, Ltd.	77,000	894,078
Godrej Industries, Ltd.	212,873	1,666,181
Granules India, Ltd.	431,634	554,883
Graphite India, Ltd.	34,094	368,873
Grasim Industries, Ltd. GDR	216	2,549
Grasim Industries, Ltd.	40,525	479,230
GRUH Finance, Ltd.	643,146	2,911,499
GTL Infrastructure, Ltd. (a)	1,877,895	21,519
GTL, Ltd. (a)	312,143	25,485
Gujarat NRE Coke, Ltd. (a)(e)	25,505	—
Gujarat Pipavav Port, Ltd.	15,717	23,109
GVK Power & Infrastructure, Ltd. (a)	911,900	101,228
HCL Technologies, Ltd.	223,665	3,089,470

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HDFC Bank, Ltd.	591,004	$ 17,960,799
HEG, Ltd.	9,451	501,899
Hero MotoCorp, Ltd.	122,495	5,446,610
Himadri Speciality Chemical, Ltd.	132,983	250,290
Hindalco Industries, Ltd.	403,349	1,306,847
Hindustan Construction Co., Ltd. (a)	929,654	174,439
Hindustan Petroleum Corp., Ltd.	31,917	115,777
Hindustan Unilever, Ltd.	498,144	12,983,567
Housing Development & Infrastructure, Ltd. (a)	84,145	31,698
Housing Development Finance Corp., Ltd.	819,690	23,110,174
ICICI Bank, Ltd. ADR	1,052,917	10,834,516
IDFC Bank, Ltd.	27	17
IDFC, Ltd.	18	11
IIFL Holdings, Ltd.	37,028	267,414
India Cements, Ltd.	148,759	204,766
Indiabulls Housing Finance, Ltd.	66,290	810,739
Indiabulls Real Estate, Ltd. (a)	150,863	188,970
Indiabulls Ventures, Ltd.	63,531	352,212
Indian Hotels Co., Ltd.	544,179	1,151,260
Indian Oil Corp., Ltd.	256,526	503,572
IndusInd Bank, Ltd.	36,933	846,050
Info Edge India, Ltd.	16,130	332,847
Infosys, Ltd. ADR	1,981,631	18,865,127
IRB Infrastructure Developers, Ltd.	27,459	64,562
ITC, Ltd.	1,075,751	4,339,831
ITC, Ltd. GDR	75,944	306,373
IVRCL, Ltd. (a)	5,304,684	75,982
Jain Irrigation Systems, Ltd.	177,166	177,128
Jaiprakash Associates, Ltd. (a)	372,728	41,109
Jet Airways India, Ltd. (a)	112,463	446,936
Jindal Steel & Power, Ltd. (a)	38,086	89,957
JSW Steel, Ltd.	82,014	360,349
Jubilant Foodworks, Ltd.	29,171	523,127
Jubilant Life Sciences, Ltd.	24,719	251,598
Just Dial, Ltd. (a)	44,101	316,979
KEI Industries, Ltd.	64,060	329,590
Kotak Mahindra Bank, Ltd.	248,042	4,464,152
KPIT Technologies, Ltd.	86,585	270,489
L&T Finance Holdings, Ltd.	52,697	115,184
Lanco Infratech, Ltd. (a)(c)	15,749,074	67,675
Larsen & Toubro, Ltd. GDR	355,606	7,272,143
LIC Housing Finance, Ltd.	125,129	875,894
Lupin, Ltd.	76,151	920,924
LUX Industries, Ltd.	20,307	394,738
Magma Fincorp, Ltd.	56,482	88,993
Mahanagar Telephone Nigam, Ltd. (a)	340,601	79,034
Mahindra & Mahindra Financial Services, Ltd.	112,849	765,608
Mahindra & Mahindra, Ltd. GDR	548,986	6,230,991
MakeMyTrip, Ltd. (a)(b)	7,039	171,259
Security Description	Shares	Value
Marico, Ltd.	59,704	$ 319,322
Marksans Pharma, Ltd.	1,129,107	450,414
Maruti Suzuki India, Ltd.	87,928	9,402,370
Mindtree, Ltd.	22,929	283,924
Monnet Ispat & Energy, Ltd. (a)	4,550	2,597
MRF, Ltd.	1,180	1,132,163
NCC, Ltd.	137,596	173,732
NIIT Technologies, Ltd.	25,231	415,355
NTPC, Ltd.	795,274	1,697,853
Oil & Natural Gas Corp., Ltd.	1,636,384	3,513,485
OnMobile Global, Ltd.	13,542	7,177
Opto Circuits India, Ltd. (a)	1,683,985	219,498
Orient Electric, Ltd.	51,899	107,753
Page Industries, Ltd.	1,270	459,118
Paisalo Digital, Ltd.	12,091	53,134
PC Jeweller, Ltd.	104,420	128,926
Pfizer, Ltd.	7,166	292,978
Phillips Carbon Black, Ltd.	44,710	132,404
Piramal Enterprises, Ltd.	8,320	283,838
Power Grid Corp. of India, Ltd.	197,377	561,612
Prism Johnson, Ltd.	77,071	97,808
PS IT Infrastructure & Services, Ltd. (a)	425,778	316,216
PTC India, Ltd.	364,137	484,282
Punj Lloyd, Ltd. (a)	676,869	40,720
Radico Khaitan, Ltd.	48,128	276,056
Rain Industries, Ltd.	70,074	134,397
Rajesh Exports, Ltd.	59,341	485,336
RattanIndia Infrastructure, Ltd. (a)	178,049	8,926
Raymond, Ltd.	21,947	265,555
Redington India, Ltd.	72,297	91,802
REI Agro, Ltd. (a)(e)	1,873,023	—
Reliance Capital, Ltd.	50,634	166,483
Reliance Communications, Ltd. (a)	574,657	118,528
Reliance Home Finance, Ltd.	12,884	7,640
Reliance Industries, Ltd. GDR (d)	545,752	17,382,201
Reliance Infrastructure, Ltd.	147,247	666,898
Rolta India, Ltd. (a)	19,444	2,339
Ruchi Soya Industries, Ltd. (a)	1,152,789	147,783
Sequent Scientific, Ltd.	396,937	385,196
Sharda Cropchem, Ltd.	12,985	56,216
Shilpa Medicare, Ltd.	40,095	221,423
Shriram Transport Finance Co., Ltd.	52,065	924,701
Siemens, Ltd.	134,349	2,014,610
Sintex Industries, Ltd.	291,570	49,281
Sintex Plastics Technology, Ltd. (a)	82,975	29,831
Solara Active Pharma Sciences, Ltd. (a)	27,981	124,324
Srei Infrastructure Finance, Ltd.	211,818	109,830
State Bank of India GDR (a)	64,001	2,726,443
Sterlite Technologies, Ltd.	55,745	234,310
Strides Pharma Science, Ltd.	59,719	394,334

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sun Pharma Advanced Research Co., Ltd. (a)	13,442	$ 36,207
Sun Pharmaceutical Industries, Ltd.	472,934	2,916,251
Sun TV Network, Ltd.	44,719	389,286
Suven Life Sciences, Ltd.	146,410	475,101
Suzlon Energy, Ltd. (a)	2,588,402	200,206
Symphony, Ltd.	6,656	111,226
Tata Communications, Ltd.	100,082	751,601
Tata Consultancy Services, Ltd.	495,153	13,426,189
Tata Elxsi, Ltd.	16,519	241,438
Tata Motors, Ltd. ADR (a)	198,186	2,413,905
Tata Power Co., Ltd.	1,421,133	1,563,318
Tata Steel, Ltd.	213,246	1,591,518
Tech Mahindra, Ltd.	192,045	1,989,219
Tejas Networks, Ltd. (a)(d)	55,134	163,827
Thyrocare Technologies, Ltd. (d)	30,490	235,635
Titan Co., Ltd.	44,972	599,713
UltraTech Cement, Ltd.	10,401	594,570
Unichem Laboratories, Ltd.	92,319	252,963
Unitech, Ltd. (a)	668,189	19,620
United Breweries, Ltd.	31,463	620,562
United Spirits, Ltd. (a)	139,146	1,267,192
UPL, Ltd.	75,309	817,919
Vakrangee, Ltd.	250,665	119,561
Vedanta, Ltd.	358,128	1,037,220
Venky's India, Ltd.	5,296	182,324
Videocon Industries, Ltd. (a)	931,948	43,384
VIP Industries, Ltd.	19,206	142,061
V-Mart Retail, Ltd.	7,604	282,333
Vodafone Idea, Ltd. (a)	161,703	87,435
VST Industries, Ltd.	11,788	552,608
Welspun India, Ltd.	86,336	73,951
Wipro, Ltd. ADR (b)	871,515	4,470,872
Wockhardt, Ltd. (a)	39,576	296,614
Yes Bank, Ltd.	462,954	1,205,544
Zee Entertainment Enterprises, Ltd.	245,786	1,677,358
		269,565,017
INDONESIA — 3.0%
Alam Sutera Realty Tbk PT (a)	3,905,200	84,730
Astra International Tbk PT	12,461,242	7,127,518
Bank Central Asia Tbk PT	6,856,788	12,397,531
Bank Danamon Indonesia Tbk PT	2,624,118	1,386,877
Bank Mandiri Persero Tbk PT	12,723,809	6,525,597
Bank Negara Indonesia Persero Tbk PT	1,050,600	642,926
Bank Rakyat Indonesia Persero Tbk PT	30,792,310	7,837,264
Barito Pacific Tbk PT	10,259,700	1,705,194
Bekasi Fajar Industrial Estate Tbk PT	2,420,800	35,016
Bumi Resources Tbk PT (a)	1,441,800	10,327
Bumi Serpong Damai Tbk PT (a)	2,053,700	179,235
Security Description	Shares	Value
Charoen Pokphand Indonesia Tbk PT	2,275,500	$ 1,143,288
Ciputra Development Tbk PT	3,224,152	226,453
Citra Marga Nusaphala Persada Tbk PT (a)	877,241	78,085
Garuda Indonesia Persero Tbk PT (a)	6,912,400	143,247
Global Mediacom Tbk PT	345,500	5,814
Indah Kiat Pulp & Paper Corp. Tbk PT	225,200	180,880
Indocement Tunggal Prakarsa Tbk PT	286,800	367,974
Indofood Sukses Makmur Tbk PT	5,687,851	2,946,766
Indosat Tbk PT	1,361,900	159,583
Japfa Comfeed Indonesia Tbk PT	586,500	87,690
Kalbe Farma Tbk PT	28,482,467	3,010,664
Kawasan Industri Jababeka Tbk PT (a)	2,684,031	51,516
Lippo Cikarang Tbk PT (a)	111,100	11,396
Lippo Karawaci Tbk PT	6,677,800	117,953
Matahari Department Store Tbk PT	262,900	102,381
Matahari Putra Prima Tbk PT (a)	345,700	3,654
Mayora Indah Tbk PT	3,823,355	696,606
Medco Energi Internasional Tbk PT (a)	18,154,032	864,778
Media Nusantara Citra Tbk PT	458,700	22,010
Modernland Realty Tbk PT	4,172,300	65,573
Pabrik Kertas Tjiwi Kimia Tbk PT	236,138	182,276
Pakuwon Jati Tbk PT	2,938,600	126,699
Perusahaan Gas Negara Persero Tbk	7,809,800	1,151,375
Semen Indonesia Persero Tbk PT	461,500	369,072
Sigmagold Inti Perkasa Tbk PT (a)(e)	1,312,600	—
Summarecon Agung Tbk PT	2,280,600	127,669
Telekomunikasi Indonesia Persero Tbk PT	19,792,200	5,161,387
Tiga Pilar Sejahtera Food Tbk (a)(c)	2,383,200	27,843
Unilever Indonesia Tbk PT	344,700	1,088,274
United Tractors Tbk PT	1,243,615	2,365,290
		58,818,411
MACAU — 0.0% (f)
Newtree Group Holdings, Ltd. (a)	35,000	2,369
MALAYSIA — 2.5%
Aeon Co. M Bhd	3,219,990	1,145,405
AEON Credit Service M Bhd	65,550	242,690
AirAsia Group Bhd	628,100	451,411
Alliance Bank Malaysia Bhd	2,542,400	2,473,188
Axiata Group Bhd	781,699	743,394

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Berjaya Sports Toto Bhd	1,244,814	$ 635,586
Bintulu Port Holdings Bhd	94	102
British American Tobacco Malaysia Bhd	7,200	62,862
Bursa Malaysia Bhd	801,139	1,326,023
Capitaland Malaysia Mall Trust REIT	818,600	200,069
Carlsberg Brewery Malaysia Bhd Class B	1,124,793	5,356,546
CIMB Group Holdings Bhd	779,256	1,076,722
Dialog Group Bhd	3,744,953	2,818,343
DiGi.Com Bhd	3,304,000	3,597,822
FGV Holdings Bhd	203,300	35,175
Genting Bhd	1,996,900	2,947,632
Genting Malaysia Bhd	359,000	262,354
George Kent Malaysia Bhd	372,900	75,347
Guan Chong Bhd	514,800	342,577
Hap Seng Plantations Holdings Bhd	36,600	14,525
IHH Healthcare Bhd	511,000	666,495
Inari Amertron Bhd	212,900	77,278
IOI Corp. Bhd	3,169,960	3,413,508
IOI Properties Group Bhd	2,404,762	896,148
Iskandar Waterfront City Bhd (a)	172,600	17,542
KLCCP Stapled Group	350,600	649,872
KNM Group Bhd (a)	2,483,721	45,077
KPJ Healthcare Bhd	923,780	232,482
Lingkaran Trans Kota Holdings Bhd	233,200	234,188
Magnum Bhd	1,915,860	904,036
Malayan Banking Bhd	1,536,575	3,532,356
Malaysian Resources Corp. Bhd	4,687,100	697,536
MPHB Capital Bhd (a)	935,830	249,102
My EG Services Bhd	684,300	161,450
Naim Holdings Bhd (a)	87	9
OSK Holdings Bhd	5,479,159	1,153,507
Pavilion Real Estate Investment Trust	783,100	310,776
Petronas Chemicals Group Bhd	125,500	282,128
Pos Malaysia Bhd	606,900	252,600
Press Metal Aluminium Holdings Bhd	98,500	115,125
Public Bank Bhd	549,300	3,291,148
Sapura Energy Bhd (a)	257,400	18,063
Sime Darby Bhd	604,924	351,317
Sime Darby Plantation Bhd	284,024	327,152
Sime Darby Property Bhd	270,524	65,135
SP Setia Bhd Group	185,210	104,426
Sunway Real Estate Investment Trust	838,400	350,982
Supermax Corp. Bhd	236,800	199,411
TA Enterprise Bhd	3,270,300	498,557
TA Global Bhd	2,298,856	139,072
Telekom Malaysia Bhd	420,327	270,555
Tenaga Nasional Bhd	572,200	1,883,102
UEM Edgenta Bhd	408,400	268,808
UEM Sunrise Bhd	2,636,488	424,262
Security Description	Shares	Value
UMW Holdings Bhd	177,100	$ 234,419
Unisem M Bhd	169,900	134,851
United Plantations Bhd	53,700	331,361
Velesto Energy Bhd (a)	39,963	1,741
VS Industry Bhd	1,053,250	186,055
WCT Holdings Bhd	4,855,396	793,077
		47,572,482
MEXICO — 3.2%
Alfa SAB de CV Class A	2,492,309	2,958,816
America Movil SAB de CV Series L	11,812,192	8,379,121
Axtel SAB de CV (a)(b)	1,008,012	152,018
Cemex SAB de CV Series CPO (a)	7,332,085	3,533,176
Coca-Cola Femsa SAB de CV Series L	368,502	2,229,490
Consorcio ARA SAB de CV (b)	1,001,572	258,864
Desarrolladora Homex SAB de CV (a)	20,794	157
El Puerto de Liverpool SAB de CV Series C1 (b)	208,649	1,336,731
Fibra Uno Administracion SA de CV REIT	857,827	951,314
Fomento Economico Mexicano SAB de CV	987,643	8,461,822
Grupo Aeroportuario del Sureste SAB de CV Class B	206,339	3,103,611
Grupo Bimbo SAB de CV Class A	1,673,347	3,326,514
Grupo Elektra SAB DE CV (b)	31,119	1,504,188
Grupo Financiero Banorte SAB de CV Series O	954,565	4,642,500
Grupo Financiero Inbursa SAB de CV Series O (b)	773,038	1,110,466
Grupo Mexico SAB de CV Class B (b)	1,816,621	3,730,328
Grupo Televisa SAB Series CPO (b)	1,146,413	2,872,181
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (a)(b)	788,949	1,302,379
Industrias CH SAB de CV Class B (a)(b)	210,540	908,603
Industrias Penoles SAB de CV (b)	92,845	1,131,183
Kimberly-Clark de Mexico SAB de CV Class A (a)(b)	1,377,051	2,179,508
Sare Holding SAB de CV Class B (a)	1,123,661	2,339
Telesites SAB de CV (a)(b)	715,282	426,400
TV Azteca SAB de CV Series CPO (b)	2,304,177	271,441
Urbi Desarrollos Urbanos SAB de CV (a)	347,971	44,173
Wal-Mart de Mexico SAB de CV	2,582,381	6,552,413
		61,369,736

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MONACO — 0.0% (f)
GasLog, Ltd.	10,114	$ 166,476
NETHERLANDS — 0.0% (f)
VEON, Ltd. ADR	229,914	537,999
PERU — 0.9%
Cia de Minas Buenaventura SAA ADR (g)	193,655	3,141,084
Cia de Minas Buenaventura SAA ADR (g)	5,932	95,505
Credicorp, Ltd.	41,300	9,154,971
Southern Copper Corp. (g)	109,132	3,357,992
Southern Copper Corp. (g)	4,688	143,453
Volcan Cia Minera SAA Class B	2,819,402	592,504
		16,485,509
PHILIPPINES — 1.4%
Alliance Global Group, Inc.	1,242,900	281,269
Ayala Land, Inc.	7,608,804	5,874,630
Bank of the Philippine Islands	2,802,611	5,009,897
BDO Unibank, Inc.	2,129,046	5,295,792
Bloomberry Resorts Corp.	476,200	85,215
Cebu Air, Inc.	869,280	1,210,066
Cebu Holdings, Inc.	4,294,800	520,260
D&L Industries, Inc.	1,306,500	272,804
DoubleDragon Properties Corp. (a)	879,750	298,464
East West Banking Corp. (a)	722,000	163,389
Filinvest Land, Inc.	36,887,000	989,078
First Philippine Holdings Corp.	242,810	298,982
Global Ferronickel Holdings, Inc. (a)	1,150,449	36,317
GMA Holdings, Inc.	2,104,000	214,461
GT Capital Holdings, Inc.	6,065	112,454
JG Summit Holdings, Inc.	291,440	308,704
Megawide Construction Corp.	2,787,188	980,564
Megaworld Corp.	4,091,500	369,585
Nickel Asia Corp.	606,000	25,353
PLDT, Inc.	61,925	1,324,819
Puregold Price Club, Inc.	186,850	152,792
San Miguel Corp.	83,060	232,192
SM Investments Corp.	99,750	1,740,432
SM Prime Holdings, Inc.	1,859,190	1,265,741
Top Frontier Investment Holdings, Inc. (a)	11,211	53,257
Universal Robina Corp.	139,710	337,419
Vista Land & Lifescapes, Inc.	646,078	66,469
		27,520,405
POLAND — 1.3%
11 bit studios SA (a)	1,149	74,627
Asseco Poland SA	51,744	635,239
Bank Polska Kasa Opieki SA	94,498	2,741,807
Bioton SA (a)	602	811
CCC SA	1,917	98,637
CD Projekt SA (a)	16,111	624,412
Eurocash SA	4,760	22,300
Getin Holding SA (a)	185,553	8,397
Security Description	Shares	Value
Getin Noble Bank SA (a)	172,029	$ 16,943
Globe Trade Centre SA	160,603	350,127
Grupa Lotos SA	100,424	2,365,748
KGHM Polska Miedz SA (a)	101,127	2,392,538
LPP SA	73	152,539
mBank SA	15,355	1,733,837
Orange Polska SA (a)	619,615	790,033
Orbis SA	38,912	934,282
PGE Polska Grupa Energetyczna SA (a)	352,576	938,513
Polimex-Mostostal SA (a)	8,927	6,677
Polski Koncern Naftowy ORLEN SA	133,861	3,853,615
Powszechna Kasa Oszczednosci Bank Polski SA	280,269	2,944,624
Powszechny Zaklad Ubezpieczen SA	180,216	2,105,938
Santander Bank Polska SA	14,132	1,347,463
		24,139,107
QATAR — 0.8%
Aamal Co.	21,883	53,126
Industries Qatar QSC	30,101	1,104,509
Mannai Corp. QSC	17,423	262,930
Masraf Al Rayan QSC	190,513	2,180,730
Mazaya Qatar Real Estate Development QSC (a)	104,503	223,858
Medicare Group	14,000	242,609
National Leasing	155,452	375,262
Ooredoo QSC	48,808	1,005,314
Qatar Electricity & Water Co. QSC	4,566	231,984
Qatar Insurance Co. SAQ	53,402	526,504
Qatar Islamic Bank SAQ	14,538	606,873
Qatar National Bank QPSC	131,348	7,034,084
Qatar Navigation QSC	5,990	108,589
Qatari Investors Group QSC	49,608	378,881
Vodafone Qatar QSC (a)	189,679	406,836
		14,742,089
RUSSIA — 4.2%
Evraz PLC	116,783	714,671
Gazprom PJSC ADR	2,726,665	12,076,399
LSR Group PJSC GDR	5,020	8,424
LSR Group PJSC GDR	65,554	110,000
LUKOIL PJSC ADR	200,920	14,361,762
Magnit PJSC GDR	82,788	1,053,891
Mail.Ru Group, Ltd. GDR (a)(b)	20,711	485,880
Mechel PJSC ADR (a)(b)	88,805	175,834
MMC Norilsk Nickel PJSC ADR (b)	353,399	6,629,765
Mobile TeleSystems PJSC ADR	395,283	2,766,981
Novatek PJSC GDR	41,020	7,014,420
Novatek PJSC GDR	746	127,566
Novolipetsk Steel PJSC GDR	17,684	404,610
Novolipetsk Steel PJSC GDR	1,272	29,103

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Novorossiysk Commercial Sea Port PJSC GDR	2,522	$ 16,393
Novorossiysk Commercial Sea Port PJSC GDR (a)	26,874	174,681
Polymetal International PLC	64,394	674,140
Rosneft Oil Co. PJSC GDR	694,658	4,292,986
Rostelecom PJSC ADR (b)	53,480	323,554
Sberbank of Russia PJSC ADR	467,045	5,118,813
Sberbank of Russia PJSC ADR	460,309	5,044,987
Severstal PJSC GDR (b)	270,898	3,697,758
Sistema PJSC FC GDR	78,166	181,345
Surgutneftegas PJSC ADR	1,045,567	3,973,155
Tatneft PJSC ADR (g)	127,892	8,057,196
Tatneft PJSC ADR (g)	12,997	825,309
TMK PJSC GDR (b)	1,907	6,141
TMK PJSC GDR (b)	24,897	80,168
VTB Bank PJSC GDR (b)	1,178,625	1,305,916
X5 Retail Group NV GDR (b)	21,733	538,544
Yandex NV Class A (a)	59,793	1,635,339
		81,905,731
SINGAPORE — 0.0% (f)
Grindrod Shipping Holdings, Ltd. (a)	11,371	59,570
SOUTH AFRICA — 6.8%
Absa Group, Ltd.	209,718	2,359,163
Adbee Rf, Ltd. (a)	9,417	36,254
Adcock Ingram Holdings, Ltd. (b)	52,428	227,425
Adcorp Holdings, Ltd. (a)	303,271	411,318
African Phoenix Investments, Ltd. (a)	1,356,017	40,534
African Rainbow Minerals, Ltd.	64,678	640,036
Alexander Forbes Group Holdings, Ltd.	362,394	129,489
Allied Electronics Corp., Ltd.	68,232	85,379
Anglo American Platinum, Ltd.	17,724	662,793
AngloGold Ashanti, Ltd.	155,706	1,967,297
ArcelorMittal South Africa, Ltd. (a)	93,346	21,998
Ascendis Health, Ltd. (a)	161,129	46,597
Aspen Pharmacare Holdings, Ltd.	155,079	1,453,441
Astral Foods, Ltd.	11,685	129,912
Aveng, Ltd. (a)	349,220	1,214
Barloworld, Ltd.	149,259	1,194,695
Bid Corp., Ltd.	59,912	1,103,697
Bidvest Group, Ltd.	218,788	3,146,076
Blue Label Telecoms, Ltd. (a)	812,517	305,576
Clicks Group, Ltd.	37,445	498,356
Coronation Fund Managers, Ltd.	315,298	906,331
Curro Holdings, Ltd. (a)(b)	98,153	174,062
Discovery, Ltd.	214,979	2,388,008
EOH Holdings, Ltd. (a)	75,929	162,679
FirstRand, Ltd.	1,655,070	7,543,023
Foschini Group, Ltd.	143,400	1,657,200
Gold Fields, Ltd.	347,150	1,190,711
Security Description	Shares	Value
Grindrod, Ltd. (a)	587,289	$ 251,083
Group Five, Ltd. (a)	166,865	2,320
Growthpoint Properties, Ltd. REIT	479,504	776,673
Harmony Gold Mining Co., Ltd. (a)	140,581	246,273
Impala Platinum Holdings, Ltd. (a)	249,532	636,276
Imperial Logistics, Ltd.	115,230	544,709
Investec, Ltd.	127,296	699,088
Invicta Holdings, Ltd.	238,084	575,970
Kumba Iron Ore, Ltd.	24,811	488,200
Lewis Group, Ltd.	150,802	366,810
Life Healthcare Group Holdings, Ltd.	99,111	181,893
Massmart Holdings, Ltd.	98,156	706,368
Mediclinic International PLC (b)	76,469	319,644
MMI Holdings, Ltd. (a)	558,307	664,845
Motus Holdings, Ltd. (a)	100,720	616,223
Mr. Price Group, Ltd.	102,307	1,750,634
MTN Group, Ltd.	632,211	3,911,490
Murray & Roberts Holdings, Ltd.	371,996	373,677
Naspers, Ltd. Class N	178,012	35,791,364
Nedbank Group, Ltd.	194,525	3,714,974
Netcare, Ltd.	1,313,349	2,413,056
Northam Platinum, Ltd. (a)	175,591	528,055
Old Mutual, Ltd.	774,517	1,155,301
PPC, Ltd. (a)	700,286	287,222
PSG Group, Ltd.	142,693	2,428,310
Rand Merchant Investment Holdings, Ltd.	711,839	1,803,226
Remgro, Ltd.	296,348	4,011,874
RMB Holdings, Ltd.	564,649	3,097,032
Sanlam, Ltd.	889,089	4,932,173
Sappi, Ltd.	177,287	1,006,290
Sasol, Ltd.	208,696	6,165,853
Shoprite Holdings, Ltd.	297,635	3,934,327
Sibanye Gold, Ltd. (a)(b)	548,740	382,230
Standard Bank Group, Ltd.	572,079	7,111,119
Steinhoff International Holdings NV (a)(b)	1,277,433	152,741
Sun International, Ltd. (a)	103,819	454,682
Telkom SA SOC, Ltd.	167,996	739,136
Tiger Brands, Ltd.	122,685	2,334,981
Trans Hex Group, Ltd. (a)(c)	12,808	890
Truworths International, Ltd.	248,645	1,522,810
Vodacom Group, Ltd.	219,893	2,017,788
Wilson Bayly Holmes-Ovcon, Ltd.	144,524	1,328,496
Woolworths Holdings, Ltd.	512,020	1,960,875
		130,870,245
TAIWAN — 13.5%
Accton Technology Corp.	102,000	327,202
Acer, Inc. (a)	1,759,701	1,113,517
Adlink Technology, Inc.	519,665	535,101

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Advanced Ceramic X Corp.	4,000	$ 31,883
Advanced Wireless Semiconductor Co.	13,000	20,259
Advancetek Enterprise Co., Ltd.	1,798,996	907,195
Advantech Co., Ltd.	5,499	37,659
AGV Products Corp. (a)	2,986,415	665,548
Airmate Cayman International Co., Ltd.	11,000	4,742
Airtac International Group	30,000	293,295
Alchip Technologies, Ltd.	34,000	76,325
APCB, Inc.	593,000	499,681
ASE Technology Holding Co., Ltd. (a)	1,805,058	3,423,720
ASMedia Technology, Inc.	5,000	81,335
Asustek Computer, Inc.	520,340	3,411,150
AU Optronics Corp. ADR (b)	640,175	2,522,289
Audix Corp.	434,629	504,807
Bank of Kaohsiung Co., Ltd.	1,160,745	344,406
Basso Industry Corp.	1,174,315	1,738,339
Biostar Microtech International Corp.	927,952	293,146
C Sun Manufacturing, Ltd.	591,000	502,803
Career Technology MFG. Co., Ltd.	98,000	83,056
Carnival Industrial Corp. (a)	1,159,000	185,896
Catcher Technology Co., Ltd.	522,000	3,821,128
Cathay Financial Holding Co., Ltd.	2,985,541	4,565,196
Cathay No. 1 REIT	649,000	313,763
Center Laboratories, Inc. (a)	556,825	1,231,874
Chailease Holding Co., Ltd.	526,620	1,660,197
Champion Building Materials Co., Ltd. (a)	649,000	149,703
Chang Hwa Commercial Bank, Ltd.	5,421,483	3,033,787
Chang Wah Electromaterials, Inc.	7,431	32,759
Charoen Pokphand Enterprise	2,086,851	3,611,949
Chen Full International Co., Ltd.	12,000	12,844
Cheng Loong Corp.	524,000	317,943
Cheng Shin Rubber Industry Co., Ltd.	68,850	91,503
Chieftek Precision Co., Ltd.	31,000	78,365
Chilisin Electronics Corp.	66,150	168,942
China Airlines, Ltd.	1,199,000	429,092
China Chemical & Pharmaceutical Co., Ltd.	1,114,000	655,998
China Development Financial Holding Corp.	7,505,945	2,373,614
China Steel Chemical Corp.	525,595	2,342,666
China Steel Corp.	4,751,451	3,748,664
Chipbond Technology Corp.	66,000	133,129
Chong Hong Construction Co., Ltd.	7,717	19,382
Chroma ATE, Inc.	45,000	172,756
Chung Hwa Pulp Corp.	1,186,794	372,985
Security Description	Shares	Value
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	522,000	$ 387,208
Chunghwa Telecom Co., Ltd.	1,708,457	6,280,888
CMC Magnetics Corp. (a)	1,204,933	262,649
Coland Holdings, Ltd.	11,938	10,409
Compal Electronics, Inc.	2,980,774	1,692,244
Concraft Holding Co., Ltd.	13,000	41,618
Coxon Precise Industrial Co., Ltd. (a)	10,000	5,222
CTBC Financial Holding Co., Ltd.	8,321,527	5,468,811
Da-Li Development Co., Ltd.	663,444	606,526
Darfon Electronics Corp.	76,000	97,049
Delta Electronics, Inc.	1,190,167	5,014,368
Dimerco Express Corp.	1,364,330	867,770
E Ink Holdings, Inc.	108,000	105,937
E.Sun Financial Holding Co., Ltd.	1,203,657	787,113
Eclat Textile Co., Ltd.	8,854	100,244
Egis Technology, Inc.	29,000	189,641
Elan Microelectronics Corp.	1,400	3,425
Elite Advanced Laser Corp.	12,672	27,086
Elite Material Co., Ltd.	13,000	27,787
Elite Semiconductor Memory Technology, Inc.	1,118,750	1,093,745
Episil Holdings, Inc. (a)	144,000	94,401
Episil-Precision, Inc.	66,998	95,690
Epistar Corp.	518,180	431,578
Etron Technology, Inc. (a)	12,445	4,008
Eva Airways Corp.	686,955	353,121
Excelliance Mos Corp.	35,000	119,563
Excelsior Medical Co., Ltd.	72,344	108,268
Far Eastern New Century Corp.	3,494,850	3,172,278
Feng TAY Enterprise Co., Ltd.	15,747	89,911
Flytech Technology Co., Ltd.	8,854	19,588
Formosa Chemicals & Fibre Corp.	1,718,243	5,869,653
Formosa Petrochemical Corp.	59,000	209,227
Formosa Plastics Corp.	2,393,714	7,865,605
Founding Construction & Development Co., Ltd.	1,941,809	1,004,482
Foxconn Technology Co., Ltd.	660,223	1,299,525
Fubon Financial Holding Co., Ltd.	4,083,903	6,251,346
Fullerton Technology Co., Ltd.	515,000	301,591
Fwusow Industry Co., Ltd.	927,725	553,852
General Interface Solution Holding, Ltd.	38,000	111,267
Genius Electronic Optical Co., Ltd.	21,000	126,395
Giant Manufacturing Co., Ltd.	72,302	339,904
Global Unichip Corp.	23,000	154,146
Globalwafers Co., Ltd.	69,000	629,681
Grape King Bio, Ltd.	73,664	456,550
Great Wall Enterprise Co., Ltd.	541,681	590,374
HannStar Display Corp.	642,500	147,158

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Himax Technologies, Inc. ADR (b)	30,980	$ 106,261
Hiwin Technologies Corp.	46,446	333,948
Hocheng Corp.	1,778,000	451,196
Holy Stone Enterprise Co., Ltd.	57,000	192,862
Hon Hai Precision Industry Co., Ltd.	5,129,196	11,814,656
Hong TAI Electric Industrial	1,180,000	365,859
Hota Industrial Manufacturing Co., Ltd.	9,574	37,533
Hotai Motor Co., Ltd.	72,433	602,096
HTC Corp. (a)	588,198	676,475
Hua Nan Financial Holdings Co., Ltd.	5,479,128	3,119,522
Hung Sheng Construction, Ltd.	683,800	568,406
Ibase Technology, Inc.	1,127,222	1,430,252
Innolux Corp.	2,374,820	750,992
Iron Force Industrial Co., Ltd.	6,000	15,187
Janfusun Fancyworld Corp. (a)	800,112	53,884
KEE TAI Properties Co., Ltd.	581,000	233,443
Kenda Rubber Industrial Co., Ltd.	4,766	4,528
Kerry TJ Logistics Co., Ltd.	587,000	677,961
Kindom Construction Corp.	530,000	352,621
Kung Long Batteries Industrial Co., Ltd.	9,000	42,457
Kuoyang Construction Co., Ltd.	581,036	232,513
Kwong Fong Industries Corp.	55,776	25,858
Land Mark Optoelectronics Corp.	14,600	106,637
Largan Precision Co., Ltd.	28,000	2,928,718
Laser Tek Taiwan Co., Ltd.	89,000	83,970
Leatec Fine Ceramics Co., Ltd.	139,000	75,295
Leofoo Development Co., Ltd. (a)	1,197,645	246,254
Li Cheng Enterprise Co., Ltd.	9,778	12,597
Lite-On Technology Corp.	1,719,265	2,270,949
Long Bon International Co., Ltd.	11,275	6,438
Long Chen Paper Co., Ltd.	2,390,165	1,108,106
Machvision, Inc.	15,000	179,588
Macroblock, Inc.	30,000	88,525
Macronix International	360,221	215,052
Makalot Industrial Co., Ltd.	4,139	22,892
MediaTek, Inc.	587,329	4,385,334
Medigen Biotechnology Corp. (a)	5,248	7,692
Mega Financial Holding Co., Ltd.	3,561,333	3,006,689
Merida Industry Co., Ltd.	2,100	9,428
Merry Electronics Co., Ltd.	13,356	53,447
Micro-Star International Co., Ltd.	120,000	298,272
Mosel Vitelic, Inc. (a)	759	490
Namchow Holdings Co., Ltd.	586,000	894,147
Nan Ya Plastics Corp.	2,385,486	5,859,524
Nanya Technology Corp.	59,982	107,330
National Petroleum Co., Ltd.	1,973,882	2,591,214
Security Description	Shares	Value
New Era Electronics Co., Ltd.	70,000	$ 43,726
Newmax Technology Co., Ltd. (a)	67,185	144,044
Nexcom International Co., Ltd.	604,638	414,082
Novatek Microelectronics Corp.	506,225	2,338,678
OBI Pharma, Inc. (a)	3,000	15,275
Pacific Hospital Supply Co., Ltd.	68,000	152,650
Pan Jit International, Inc. (a)	111,000	91,907
Parade Technologies, Ltd.	4,000	55,959
PChome Online, Inc. (a)	3,519	14,483
Pegatron Corp.	588,686	984,431
Phytohealth Corp. (a)	9,000	5,300
Pihsiang Machinery Manufacturing Co., Ltd. (a)(e)	51,000	—
Pou Chen Corp.	2,192,462	2,325,349
Powertech Technology, Inc.	600,285	1,290,914
President Chain Store Corp.	22,000	222,598
Promate Electronic Co., Ltd.	590,000	543,222
ProMOS Technologies, Inc. (a)(e)	257	—
Prosperity Dielectrics Co., Ltd.	52,000	101,337
Quanta Computer, Inc.	2,304,664	3,951,452
Radiant Opto-Electronics Corp.	14,000	38,488
Ritek Corp. (a)	387,000	135,979
Sampo Corp.	1,585,600	717,046
Sesoda Corp.	672,574	554,698
Shih Wei Navigation Co., Ltd. (a)	1,188,321	285,318
Shin Kong Financial Holding Co., Ltd.	2,927,223	854,254
Silicon Motion Technology Corp. ADR	8,379	289,075
Sinbon Electronics Co., Ltd.	608,068	1,638,027
Sino-American Silicon Products, Inc. (a)	160,000	318,574
Sinon Corp.	1,181,000	643,581
SinoPac Financial Holdings Co., Ltd.	7,769,165	2,603,455
Sinphar Pharmaceutical Co., Ltd.	653,524	410,353
Solar Applied Materials Technology Co. (a)	1,000,418	593,995
Stark Technology, Inc.	445,747	554,700
Supreme Electronics Co., Ltd.	1,709,818	1,504,720
Ta Ya Electric Wire & Cable	3,566,000	1,177,568
TA-I Technology Co., Ltd.	80,000	132,479
TaiMed Biologics, Inc. (a)	23,000	123,841
Taimide Tech, Inc.	59,000	84,650
Tainan Enterprises Co., Ltd.	525,000	297,199
Taishin Financial Holding Co., Ltd.	7,459,016	3,166,872
Taisun Enterprise Co., Ltd.	1,261,000	779,484
Taiwan Cement Corp.	3,103,886	3,594,962
Taiwan Chinsan Electronic Industrial Co., Ltd.	77,654	89,940

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Taiwan Cogeneration Corp.	527,000	$ 429,494
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	43,887
Taiwan FU Hsing Industrial Co., Ltd.	519,000	574,096
Taiwan Land Development Corp. (a)	1,809,750	479,860
Taiwan Mobile Co., Ltd.	4,000	13,860
Taiwan Paiho, Ltd.	529,433	849,174
Taiwan Pulp & Paper Corp.	2,876,000	1,684,224
Taiwan Sakura Corp.	615,200	721,540
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	218,742	8,073,767
Taiwan Semiconductor Manufacturing Co., Ltd.	6,494,500	47,646,477
Taiwan TEA Corp.	1,118,913	562,423
Taiwan Union Technology Corp.	677,472	1,979,275
Taiyen Biotech Co., Ltd.	580,500	562,804
Tatung Co., Ltd. (a)	1,696,885	1,429,851
TCI Co., Ltd.	18,000	303,933
Teapo Electronic Corp.	69,000	90,019
TPK Holding Co., Ltd.	8,000	12,571
Transasia Airways Corp. (a)(e)	361,784	—
Tripod Technology Corp.	600,320	1,558,563
TrueLight Corp. (a)	9,100	9,681
Tul Corp.	48,000	88,389
Tung Thih Electronic Co., Ltd.	5,000	9,695
Uni-President Enterprises Corp.	1,181,993	2,684,163
United Microelectronics Corp. ADR	2,103,699	3,765,621
United Renewable Energy Co., Ltd. (a)	75,685	19,280
Unity Opto Technology Co., Ltd. (a)	12,759	3,777
Ve Wong Corp.	588,000	497,381
Visual Photonics Epitaxy Co., Ltd.	583,151	1,225,609
Wafer Works Corp.	177,000	192,911
Walsin Lihwa Corp.	179,000	97,545
Walsin Technology Corp.	100,000	501,025
Wei Chuan Foods Corp. (a)	514,000	372,076
Wei Mon Industry Co., Ltd. (a)(e)	240,450	—
Weikeng Industrial Co., Ltd.	616,165	374,867
Win Semiconductors Corp.	106,000	406,936
Winbond Electronics Corp.	540,670	238,347
Wistron Corp.	1,753,476	1,089,612
Wiwynn Corp.	21,733	195,856
Yageo Corp.	89,858	932,580
Young Optics, Inc. (a)	43,000	102,404
Yulon Finance Corp	9,000	26,528
Zeng Hsing Industrial Co., Ltd.	70,350	308,984
Zenitron Corp.	1,198,000	818,492
		261,319,835
THAILAND — 3.3%
Advanced Info Service PCL	930,942	4,932,048
Security Description	Shares	Value
Airports of Thailand PCL	1,590,700	$ 3,138,897
Bangkok Dusit Medical Services PCL	467,500	350,338
Bangkok Expressway & Metro PCL	22,152,565	6,599,505
Bangkok Land PCL	6,349,000	294,441
Bank of Ayudhya PCL	214,800	252,337
Banpu PCL	1,989,560	904,345
Beauty Community PCL	624,800	125,689
BEC World PCL (a)	238,200	35,262
BTS Group Holdings PCL	296,500	86,965
Bumrungrad Hospital PCL	60,700	349,547
Central Pattana PCL	473,600	1,087,273
Central Plaza Hotel PCL	353,900	434,767
CH Karnchang PCL	59,448	45,645
Charoen Pokphand Foods PCL	177,900	134,408
CP ALL PCL	1,652,200	3,488,598
Electricity Generating PCL	605,773	4,613,996
Energy Absolute PCL	79,200	103,378
IRPC PCL	8,261,758	1,459,002
Jasmine International PCL	2,493,941	341,615
Kasikornbank PCL	530,400	3,005,491
Krung Thai Bank PCL	411,500	242,654
Land & Houses PCL	639,600	194,473
Minor International PCL	65,928	68,844
Pruksa Holding PCL	237,700	126,296
PTT Exploration & Production PCL	938,133	3,270,212
PTT Global Chemical PCL	185,100	405,048
PTT PCL	4,528,026	6,397,088
Quality Houses PCL	2,224,883	179,029
Sansiri PCL	2,308,033	83,645
Siam Cement PCL	355,923	4,766,045
Siam Commercial Bank PCL	1,062,402	4,355,979
Siam Future Development PCL	1,602,913	361,837
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	777,666	470,517
Thai Airways International PCL (a)	586,400	217,919
Thai Beverage PCL (b)	3,624,800	1,622,251
Thai Oil PCL	967,095	1,967,753
Thaicom PCL	356,800	66,297
Tisco Financial Group PCL NVDR	16,900	40,615
Tisco Financial Group PCL	1,246,018	2,994,500
TMB Bank PCL	37,288,600	2,519,500
Total Access Communication PCL	60,200	79,965
True Corp. PCL	4,589,310	732,936
TTCL PCL (a)	60,000	12,439
U City PCL (a)	755,550	59,404
		63,018,793
TURKEY — 0.8%
Akbank T.A.S.	934,141	1,204,573

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Anadolu Efes Biracilik Ve Malt Sanayii A/S	200,787	$ 777,498
Aselsan Elektronik Sanayi Ve Ticaret A/S	55,446	250,971
BIM Birlesik Magazalar A/S	36,546	597,662
Coca-Cola Icecek A/S	4,158	24,136
Dogan Sirketler Grubu Holding A/S (a)	1,320,105	253,108
Eregli Demir ve Celik Fabrikalari TAS	1,381,316	1,874,678
Haci Omer Sabanci Holding A/S	498,282	704,352
KOC Holding A/S	747,942	1,996,424
Migros Ticaret A/S (a)	7,725	21,636
Tupras Turkiye Petrol Rafinerileri A/S	81,577	1,789,514
Turk Hava Yollari AO (a)	245,338	742,945
Turkcell Iletisim Hizmetleri A/S	429,511	982,565
Turkiye Garanti Bankasi A/S	1,853,438	2,773,241
Turkiye Halk Bankasi A/S	95,636	126,199
Turkiye Is Bankasi A/S Class C	1,166,894	993,633
Turkiye Vakiflar Bankasi TAO Class D	163,096	119,565
Ulker Biskuvi Sanayi A/S	257,813	710,938
Yapi ve Kredi Bankasi A/S (a)	1,299,017	390,689
		16,334,327
UNITED ARAB EMIRATES — 0.6%
Abu Dhabi Commercial Bank PJSC	842,437	1,871,496
Agthia Group PJSC	45,084	60,633
Air Arabia PJSC	1,946,184	540,437
Ajman Bank PJSC	819,199	200,721
Al Waha Capital PJSC	366,226	199,407
Aldar Properties PJSC	1,632,682	711,186
Arabtec Holding PJSC	258,512	133,720
Bank of Sharjah (a)	307,536	85,400
DAMAC Properties Dubai Co. PJSC	1,353,161	556,273
Depa, Ltd. (c)	154,353	38,870
Deyaar Development PJSC (a)	1,227,473	113,954
DP World, Ltd.	66,632	1,139,407
Dubai Financial Market PJSC	744,931	161,432
Dubai Investments PJSC	667,473	228,963
Emaar Malls PJSC	397,448	193,684
Emaar Properties PJSC	1,409,860	1,585,212
Eshraq Properties Co. PJSC (a)	949,674	118,931
First Abu Dhabi Bank PJSC	703,294	2,699,712
Gulf General Investment Co. (a)	589,599	29,053
Gulf Pharmaceutical Industries PSC	99,922	53,047
Invest bank PSC (a)(c)	70,222	47,603
National Central Cooling Co. PJSC	1,192,748	561,767
Orascom Construction, Ltd.	4,220	27,430
RAK Properties PJSC	1,471,723	198,332
Ras Al Khaimah Ceramics	110,526	54,764
Security Description	Shares	Value
SHUAA Capital PSC	2,022,343	$ 451,471
Union National Bank PJSC	309,030	394,580
Union Properties PJSC (a)	569,212	62,296
		12,519,781
UNITED KINGDOM — 0.0% (f)
Tiso Blackstar Group SE (a)	1,175	327
UNITED STATES — 0.0% (f)
Bizlink Holding, Inc.	29,000	211,341
TOTAL COMMON STOCKS (Cost $2,145,808,572)		1,924,985,454

PREFERRED STOCKS — 0.0% (f)
SOUTH AFRICA — 0.0% (f)
Zambezi Platinum RF, Ltd. Preference Shares 13.75% (a)	44,681	205,001
TOTAL PREFERRED STOCKS (Cost $202,538)		205,001
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Malaysian Resources Corp. Bhd (expiring 10/29/27) (a)	179,301	8,895
SOUTH AFRICA — 0.0% (f)
Adcock Ingram Holdings, Ltd. (expiring 7/26/19) (a) (b) (c)	335	48
THAILAND — 0.0% (f)
TTCL PCL (expiring 6/28/21) (a)	9,560	235
TOTAL WARRANTS (Cost $0)		9,178
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Marcopolo SA (expiring 1/18/19) (a)	4,095	909
MALAYSIA — 0.0% (f)
Naim Holdings Bhd (expiring 1/11/19) (a)	130	0
Sapura Energy Bhd (expiring 1/16/19) (a) (e)	102,960	—
Sapura Energy Bhd (expiring 1/16/19) (a) (c)	429,000	—
(Cost $0)		0
TOTAL RIGHTS (Cost $0)		909
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	26,704,367	26,704,367

See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	21,886,571	$ 21,886,571
TOTAL SHORT-TERM INVESTMENTS (Cost $48,590,938)		48,590,938
TOTAL INVESTMENTS — 102.1% (Cost $2,194,602,048)		1,973,791,480
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(40,843,170)
NET ASSETS — 100.0%		$ 1,932,948,310
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $1,830,441 representing 0.1% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $59,487, representing 0.0% of the Fund's net assets.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust

At December 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
MSCI Taiwan Index Futures	13	01/29/2019	$458,549	$467,220	$8,671
See accompanying notes to schedule of investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,865,571,370	$59,354,597	$59,487	$1,924,985,454
Preferred Stocks	205,001	—	—	205,001
Rights	909	—	—	909
Warrants	9,130	48	—	9,178
Short-Term Investments	48,590,938	—	—	48,590,938
TOTAL INVESTMENTS	$1,914,377,348	$59,354,645	$59,487	$1,973,791,480
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	8,671	—	—	8,671
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ 8,671	$ —	$ —	$ 8,671
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,914,386,019	$59,354,645	$59,487	$1,973,800,151
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,996,511	$ 6,996,511	$101,517,843	$ 81,809,987	$—	$—	26,704,367	$26,704,367	$ 70,772	$—
State Street Navigator Securities Lending Government Money Market Portfolio	23,721,708	23,721,708	42,812,453	44,647,590	—	—	21,886,571	21,886,571	98,548	—
Total		$30,718,219	$144,330,296	$126,457,577	$—	$—		$48,590,938	$169,320	$—
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 2.4%
Ultrapar Participacoes SA	705,936	$ 9,689,943
CHILE — 0.3%
Aguas Andinas SA Class A	2,309,173	1,270,112
Banco de Chile ADR	24	686
		1,270,798
CHINA — 16.8%
China Communications Construction Co., Ltd. Class H	9,266,000	8,757,866
China Lesso Group Holdings, Ltd.	3,099,000	1,551,608
China Merchants Port Holdings Co., Ltd.	2,709,812	4,880,143
China Mobile, Ltd.	1,117,000	10,750,056
China Overseas Land & Investment, Ltd.	2,200,000	7,558,737
China Telecom Corp., Ltd. Class H	14,524,000	7,420,284
China Zhongwang Holdings, Ltd.	3,179,200	1,409,035
CITIC, Ltd.	4,425,000	6,940,423
Guangdong Investment, Ltd.	2,878,000	5,565,330
Jiangsu Expressway Co., Ltd. Class H	1,588,000	2,214,866
Longfor Group Holdings, Ltd.	2,584,000	7,722,940
Zhejiang Expressway Co., Ltd. Class H	3,594,000	3,116,895
		67,888,183
COLOMBIA — 0.1%
Grupo Aval Acciones y Valores SA Preference Shares	1,773,822	545,665
HONG KONG — 6.2%
China Resources Land, Ltd.	2,282,000	8,773,168
China State Construction International Holdings, Ltd.	4,232,000	3,362,098
Lee & Man Paper Manufacturing, Ltd.	3,760,000	3,188,821
Shanghai Industrial Holdings, Ltd.	724,000	1,464,765
Shenzhen International Holdings, Ltd.	2,052,437	3,953,170
Yuexiu Property Co., Ltd.	19,660,000	3,615,932
Yuexiu Transport Infrastructure, Ltd.	962,000	729,854
		25,087,808
INDIA — 1.6%
Infosys, Ltd. ADR	685,322	6,524,265
INDONESIA — 3.1%
Bank Rakyat Indonesia Persero Tbk PT	24,812,800	6,315,358
Telekomunikasi Indonesia Persero Tbk PT	24,085,900	6,281,094
		12,596,452
MALAYSIA — 3.6%
Alliance Bank Malaysia Bhd	583,300	567,421
Security Description	Shares	Value
Astro Malaysia Holdings Bhd	1,308,000	$ 411,470
Gamuda Bhd	3,573,600	2,023,527
Malayan Banking Bhd	3,490,019	8,023,032
Petronas Gas Bhd	313,500	1,456,552
Telekom Malaysia Bhd	2,447,800	1,575,595
Westports Holdings Bhd	704,500	617,130
		14,674,727
MEXICO — 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV	538,408	2,560,300
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,265,643	2,003,178
		4,563,478
POLAND — 1.1%
Asseco Poland SA	48,470	595,045
Polskie Gornictwo Naftowe i Gazownictwo SA	1,988,226	3,657,055
		4,252,100
QATAR — 1.2%
Doha Bank QPSC	89,612	546,347
Qatar Electricity & Water Co. QSC	43,331	2,201,507
Qatar Islamic Bank SAQ	49,864	2,081,518
		4,829,372
RUSSIA — 5.7%
Gazprom PJSC ADR (b)	665,256	2,946,419
Gazprom PJSC ADR (b)	2,142,102	9,468,091
LUKOIL PJSC ADR	57,430	4,105,096
LUKOIL PJSC	90,495	6,518,484
		23,038,090
SOUTH AFRICA — 20.8%
Absa Group, Ltd.	755,705	8,501,090
AECI, Ltd.	109,147	633,637
AVI, Ltd.	436,824	3,087,375
FirstRand, Ltd.	1,151,962	5,250,096
Foschini Group, Ltd.	715,447	8,268,051
JSE, Ltd.	75,862	873,112
Liberty Holdings, Ltd.	197,983	1,513,947
Nedbank Group, Ltd.	350,471	6,693,180
Reunert, Ltd.	183,198	901,917
RMB Holdings, Ltd.	1,058,360	5,804,978
Sanlam, Ltd.	1,070,976	5,941,181
SPAR Group, Ltd.	339,465	4,896,697
Standard Bank Group, Ltd.	435,070	5,408,055
Tiger Brands, Ltd.	281,811	5,363,519
Truworths International, Ltd.	1,462,275	8,955,608
Tsogo Sun Holdings, Ltd.	423,767	631,305
Vodacom Group, Ltd.	1,139,824	10,459,282
Vukile Property Fund, Ltd. REIT	612,514	849,472
		84,032,502
TAIWAN — 15.4%
Asustek Computer, Inc.	685,000	4,490,598

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Cheng Shin Rubber Industry Co., Ltd.	2,106,000	$ 2,798,910
Chin-Poon Industrial Co., Ltd.	1,012,000	1,186,928
CTCI Corp.	619,000	894,154
Formosa Taffeta Co., Ltd.	1,040,000	1,169,014
Fubon Financial Holding Co., Ltd.	3,683,000	5,637,673
Hotai Motor Co., Ltd.	156,000	1,296,743
Hua Nan Financial Holdings Co., Ltd.	3,640,235	2,072,555
Huaku Development Co., Ltd.	318,000	704,551
Lite-On Technology Corp.	2,753,000	3,636,393
Mega Financial Holding Co., Ltd.	8,196,000	6,919,550
Phison Electronics Corp.	694,000	5,147,932
Pou Chen Corp.	3,006,000	3,188,197
Sercomm Corp.	603,000	1,259,479
Simplo Technology Co., Ltd.	305,800	2,069,376
Sinbon Electronics Co., Ltd.	431,000	1,161,037
Taiwan Hon Chuan Enterprise Co., Ltd.	383,000	591,876
Taiwan Mobile Co., Ltd.	2,255,200	7,813,996
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	192,051	7,088,602
TTY Biopharm Co., Ltd.	427,000	1,062,742
Wistron NeWeb Corp.	753,616	1,959,004
		62,149,310
THAILAND — 16.7%
Bangkok Bank PCL	455,115	2,893,391
Bangkok Bank PCL NVDR	296,200	1,846,701
Electricity Generating PCL	25,800	196,511
Electricity Generating PCL NVDR	552,500	4,208,231
Glow Energy PCL	43,400	118,630
Glow Energy PCL NVDR	724,800	1,981,179
Land & Houses PCL	27,357,789	8,318,247
Major Cineplex Group PCL	696,000	440,344
Major Cineplex Group PCL NVDR	216,000	136,658
Pruksa Holding PCL NVDR	37,000	19,659
PTT Global Chemical PCL	8,600	18,819
PTT Global Chemical PCL NVDR	4,349,600	9,518,090
PTT PCL NVDR	5,745,530	8,117,149
Ratchaburi Electricity Generating Holding PCL	568,100	885,475
Siam Cement PCL	177,800	2,380,860
Siam Cement PCL NVDR	586,800	7,857,641
Siam Commercial Bank PCL NVDR	1,599,400	6,557,737
Thai Beverage PCL (c)	7,873,700	3,523,813
Thai Union Group PCL NVDR	5,265,500	2,619,813
Thanachart Capital PCL NVDR	1,012,800	1,547,506
Thanachart Capital PCL	247,200	377,709
Tisco Financial Group PCL NVDR	1,404,900	3,376,334
Security Description	Shares	Value
Tisco Financial Group PCL	211,500	$ 508,289
		67,448,786
TURKEY — 1.8%
Enka Insaat ve Sanayi A/S	1,562,521	1,345,203
Turkiye Is Bankasi A/S Class C	6,835,438	5,820,511
		7,165,714
UNITED ARAB EMIRATES — 2.0%
Air Arabia PJSC	3,219,809	894,111
Dubai Investments PJSC	2,518,454	863,905
Emirates Telecommunications Group Co. PJSC	539,818	2,495,436
First Abu Dhabi Bank PJSC	1,040,198	3,992,974
		8,246,426
TOTAL COMMON STOCKS (Cost $416,470,695)		404,003,619

SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	1,415,720	1,415,720
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,573,066	2,573,066
TOTAL SHORT-TERM INVESTMENTS (Cost $3,988,786)		3,988,786
TOTAL INVESTMENTS — 100.9% (Cost $420,459,481)		407,992,405
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(3,591,883)
NET ASSETS — 100.0%		$ 404,400,522
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$399,076,982	$4,926,637	$—	$404,003,619
Short-Term Investments	3,988,786	—	—	3,988,786
TOTAL INVESTMENTS	$403,065,768	$4,926,637	$—	$407,992,405
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,312,188	$1,312,188	$ 6,641,798	$ 6,538,266	$—	$—	1,415,720	$1,415,720	$ 2,969	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,021,748	5,021,748	34,947,897	37,396,579	—	—	2,573,066	2,573,066	20,685	—
Total		$6,333,936	$41,589,695	$43,934,845	$—	$—		$3,988,786	$23,654	$—
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 6.0%
88 Energy, Ltd. (a)	6,924,945	$ 85,315
Abacus Property Group REIT	58,791	135,342
AGL Energy, Ltd.	134,005	1,943,393
Alumina, Ltd.	1,319,419	2,136,403
Amcor, Ltd.	366,089	3,414,877
AMP, Ltd.	741,851	1,279,544
Ansell, Ltd.	116,904	1,813,901
APA Group	542,296	3,245,098
Aristocrat Leisure, Ltd.	237,197	3,646,988
ASX, Ltd.	40,779	1,720,782
Atlassian Corp. PLC Class A (a)	23,049	2,050,900
Aurizon Holdings, Ltd.	438,624	1,321,626
Australia & New Zealand Banking Group, Ltd.	549,658	9,465,020
Bendigo & Adelaide Bank, Ltd.	114,948	873,163
BHP Group PLC	375,343	7,895,255
BHP Group, Ltd.	627,610	15,124,091
BlueScope Steel, Ltd.	168,728	1,301,878
Boral, Ltd.	136,547	474,878
Brambles, Ltd.	533,646	3,813,220
BWP Trust REIT	813,667	2,022,059
Caltex Australia, Ltd.	53,787	964,827
carsales.com, Ltd.	72,329	560,116
Challenger, Ltd.	132,561	885,634
CIMIC Group, Ltd.	23,693	724,073
Coca-Cola Amatil, Ltd.	125,927	726,065
Cochlear, Ltd.	10,981	1,341,804
Coles Group, Ltd. (a)	235,595	1,947,183
Commonwealth Bank of Australia	336,327	17,140,079
Computershare, Ltd.	96,535	1,168,243
CSL, Ltd.	101,576	13,240,696
CSR, Ltd.	470,437	930,637
Dexus REIT	218,561	1,634,066
Domain Holdings Australia, Ltd. (b)	32,193	50,540
Fortescue Metals Group, Ltd.	341,518	1,007,396
Goodman Group REIT	315,469	2,360,818
GPT Group REIT	351,375	1,320,945
GWA Group, Ltd.	437,148	855,551
Harvey Norman Holdings, Ltd. (b)	116,619	259,435
Healthscope, Ltd.	412,750	647,984
Iluka Resources, Ltd.	107,867	578,650
Incitec Pivot, Ltd.	333,774	770,724
Infigen Energy (a)(b)	312,781	102,392
Ingenia Communities Group REIT	292,121	616,959
Insurance Australia Group, Ltd. (a)	827,868	4,079,732
LendLease Group	112,476	920,899
Macquarie Group, Ltd.	89,673	6,859,050
Medibank Pvt, Ltd.	548,633	992,630
Mirvac Group REIT	359,072	566,242
Security Description	Shares	Value
National Australia Bank, Ltd.	506,653	$ 8,585,374
Newcrest Mining, Ltd.	173,524	2,663,107
Nine Entertainment Co. Holdings, Ltd.	100,565	97,701
Northern Star Resources, Ltd.	145,341	945,437
Oil Search, Ltd.	232,992	1,174,428
Orica, Ltd.	60,852	738,986
Origin Energy, Ltd. (a)	448,513	2,042,922
Orora, Ltd.	375,706	812,006
OZ Minerals, Ltd.	95,449	591,325
Perpetual, Ltd.	60,317	1,379,203
Qantas Airways, Ltd.	201,757	822,394
QBE Insurance Group, Ltd.	269,177	1,913,956
Ramsay Health Care, Ltd.	25,717	1,045,188
REA Group, Ltd.	10,350	539,048
Santos, Ltd.	499,933	1,928,701
Scentre Group REIT	1,041,430	2,859,349
SEEK, Ltd.	70,560	840,488
Sonic Healthcare, Ltd.	121,961	1,898,376
South32, Ltd. (c)	352,239	825,445
South32, Ltd. (c)	630,193	1,486,247
Stockland REIT	496,009	1,229,150
Suncorp Group, Ltd.	256,308	2,278,967
Sydney Airport	221,223	1,048,137
Tabcorp Holdings, Ltd.	614,170	1,854,891
Telstra Corp., Ltd.	863,989	1,733,507
TPG Telecom, Ltd.	46,840	212,361
Transurban Group Stapled Security	430,261	3,528,827
Treasury Wine Estates, Ltd.	249,476	2,599,340
Vicinity Centres REIT	650,779	1,191,185
Wesfarmers, Ltd.	235,595	5,343,971
Westpac Banking Corp.	636,499	11,220,303
Woodside Petroleum, Ltd.	203,263	4,481,801
Woolworths Group, Ltd.	321,438	6,657,519
WorleyParsons, Ltd. (b)	182,927	1,470,674
		205,057,417
AUSTRIA — 0.3%
ams AG (a)(b)	12,172	290,903
ANDRITZ AG	7,080	324,711
Erste Group Bank AG (a)	70,327	2,335,455
OMV AG	69,761	3,050,333
Raiffeisen Bank International AG	26,347	668,632
Voestalpine AG	62,141	1,854,052
		8,524,086
BELGIUM — 1.0%
Ackermans & van Haaren NV	4,477	674,537
Aedifica SA REIT	14,672	1,319,980
Ageas	91,991	4,132,768
Anheuser-Busch InBev SA	193,276	12,748,435
Bekaert SA	19,375	466,448
Celyad SA (a)(b)	5,005	94,919
Colruyt SA	12,305	875,496
Galapagos NV (a)	8,439	777,166

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Gimv NV	3,822	$ 204,912
Groupe Bruxelles Lambert SA	16,065	1,397,186
KBC Group NV	67,287	4,359,776
Proximus SADP	28,294	763,972
Solvay SA	14,768	1,474,139
UCB SA	46,486	3,788,915
Umicore SA	39,200	1,562,128
		34,640,777
BERMUDA — 0.0% (d)
China Eco Farming, Ltd. (a)	14,000	427
CANADA — 8.1%
AGF Management, Ltd. Class B	132,054	466,027
Agnico Eagle Mines, Ltd. (b)	45,327	1,828,612
Aimia, Inc. (a)	84,897	229,367
Air Canada (a)	52,363	995,273
Alamos Gold, Inc. Class A	76,123	273,659
Algonquin Power & Utilities Corp. (b)	52,989	532,683
Alimentation Couche-Tard, Inc. Class B	83,559	4,154,702
AltaGas, Ltd. (b)	28,928	294,406
Aphria, Inc. (a)(b)	18,336	105,387
ARC Resources, Ltd. (b)	73,982	438,757
Atco, Ltd. Class I	14,768	417,479
Athabasca Oil Corp. (a)	67,943	49,249
Aurora Cannabis, Inc. (a)(b)	71,978	357,308
B2Gold Corp. (a)	220,368	643,775
Badger Daylighting, Ltd. (b)	12,912	304,885
Bank of Montreal	119,726	7,818,394
Bank of Nova Scotia	237,512	11,833,864
Barrick Gold Corp. (b)	239,238	3,228,259
Bausch Health Cos., Inc. (a)	66,658	1,232,329
BCE, Inc.	54,356	2,146,302
BlackBerry, Ltd. (a)	128,180	911,281
Bombardier, Inc. Class B (a)(b)	476,248	707,851
Brookfield Asset Management, Inc. Class A	209,073	8,009,005
CAE, Inc.	57,097	1,048,883
Cameco Corp.	132,391	1,500,522
Canadian Imperial Bank of Commerce (b)	88,031	6,553,662
Canadian National Railway Co.	155,368	11,501,873
Canadian Natural Resources, Ltd.	258,913	6,244,395
Canadian Pacific Railway, Ltd.	39,460	6,998,675
Canadian Solar, Inc. (a)	9,000	129,060
Canadian Tire Corp., Ltd. Class A (b)	16,685	1,743,752
Canadian Utilities, Ltd. Class A (b)	23,159	531,073
Canadian Western Bank	87,965	1,677,119
Canopy Growth Corp. (a)(b)	34,082	913,561
CCL Industries, Inc. Class B	23,859	874,492
Cenovus Energy, Inc.	152,558	1,072,307
CES Energy Solutions Corp. (b)	62,141	143,318
CGI Group, Inc. Class A (a)	84,230	5,149,513
Security Description	Shares	Value
CI Financial Corp.	47,824	$ 605,066
Cineplex, Inc. (b)	12,305	229,198
Constellation Software, Inc.	3,893	2,490,802
Crescent Point Energy Corp. (b)	141,066	427,598
CT Real Estate Investment Trust	57,729	487,345
Detour Gold Corp. (a)	38,202	322,499
Dollarama, Inc.	67,539	1,605,646
ECN Capital Corp.	43,091	108,848
eCobalt Solutions, Inc. (a)(b)	226,747	91,310
Eldorado Gold Corp. (a)	20,584	60,284
Element Fleet Management Corp. (b)	76,327	386,162
Emera, Inc.	28,955	926,653
Empire Co., Ltd. Class A	31,962	674,670
Enbridge, Inc.	386,247	11,993,510
Encana Corp.	187,078	1,079,349
Enerplus Corp. (b)	30,912	240,361
Exchange Income Corp. (b)	28,275	585,043
Fairfax Financial Holdings, Ltd.	7,648	3,365,277
Finning International, Inc.	27,634	481,541
Firm Capital Mortgage Investment Corp.	115,376	1,110,847
First Capital Realty, Inc.	26,572	366,732
First Majestic Silver Corp. (a)(b)	54,452	319,743
First Quantum Minerals, Ltd.	132,657	1,072,290
Fortis, Inc. (b)	80,339	2,676,986
Franco-Nevada Corp.	33,767	2,366,756
George Weston, Ltd.	14,168	934,125
Gildan Activewear, Inc.	45,969	1,394,754
Goldcorp, Inc.	186,033	1,821,102
Gran Tierra Energy, Inc. (a)	99,049	216,112
Great-West Lifeco, Inc.	60,201	1,242,103
H&R Real Estate Investment Trust	26,572	401,751
Home Capital Group, Inc. (a)	13,522	142,566
Husky Energy, Inc. (b)	118,476	1,223,969
Hydro One, Ltd. (b)(e)	33,013	489,466
IAMGOLD Corp. (a)	167,452	614,244
Imperial Oil, Ltd.	49,037	1,241,902
Industrial Alliance Insurance & Financial Services, Inc.	20,001	638,046
Innergex Renewable Energy, Inc.	100,225	920,209
Intact Financial Corp.	27,852	2,022,727
Inter Pipeline, Ltd. (b)	66,655	943,848
International Petroleum Corp. (a)(b)	14,787	48,702
K-Bro Linen, Inc.	27,598	675,704
Keyera Corp. (b)	34,091	644,230
Kinross Gold Corp. (a)	217,527	700,775
Linamar Corp.	9,730	322,719
Loblaw Cos., Ltd.	37,646	1,684,395
Lundin Mining Corp.	146,353	604,357
Magna International, Inc.	77,824	3,531,083
Manulife Financial Corp.	412,103	5,844,512
Maxar Technologies, Ltd. (b)	9,000	107,476
Methanex Corp.	16,693	802,506

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Metro, Inc.	48,656	$ 1,686,466
National Bank of Canada (b)	74,248	3,047,006
New Gold, Inc. (a)	118,504	91,104
Nutrien, Ltd.	166,541	7,818,574
Obsidian Energy, Ltd. (a)(b)	101,116	37,758
Onex Corp.	16,105	876,707
Open Text Corp.	43,304	1,410,915
Pan American Silver Corp.	29,569	431,476
Parex Resources, Inc. (a)	72,175	864,007
Pembina Pipeline Corp. (b)	78,025	2,314,243
Pengrowth Energy Corp. (a)(b)	91,144	40,040
Peyto Exploration & Development Corp. (b)	26,343	136,556
Power Corp. of Canada	73,982	1,328,729
Power Financial Corp.	61,547	1,163,976
PrairieSky Royalty, Ltd. (b)	40,750	527,202
Precision Drilling Corp. (a)	61,388	106,523
Quebecor, Inc. Class B	32,743	688,998
Restaurant Brands International, Inc.	45,311	2,366,072
RioCan Real Estate Investment Trust	30,887	538,227
Ritchie Bros Auctioneers, Inc.	21,199	693,182
Rogers Communications, Inc. Class B	111,841	5,728,801
Royal Bank of Canada	280,870	19,215,473
Russel Metals, Inc.	11,637	181,738
Saputo, Inc.	51,969	1,491,188
Secure Energy Services, Inc. (b)	34,054	174,783
SEMAFO, Inc. (a)	91,403	197,422
Seven Generations Energy, Ltd. Class A (a)	34,572	281,983
Shaw Communications, Inc. Class B	161,707	2,925,597
Sherritt International Corp. (a)(b)	131,770	43,415
Shopify, Inc. Class A (a)(b)	17,880	2,471,493
SNC-Lavalin Group, Inc.	39,415	1,325,184
Stantec, Inc. (b)	15,393	337,095
Stars Group, Inc. (a)	36,028	594,575
Sun Life Financial, Inc.	153,280	5,082,773
Suncor Energy, Inc.	381,651	10,654,820
Teck Resources, Ltd. Class B	116,512	2,507,166
TELUS Corp.	93,253	3,089,543
Thomson Reuters Corp.	51,996	2,509,955
TMX Group, Ltd.	9,687	501,656
Toromont Industries, Ltd.	15,393	611,527
Toronto-Dominion Bank	390,223	19,388,295
Tourmaline Oil Corp.	25,116	312,249
TransCanada Corp. (b)	175,807	6,275,144
Turquoise Hill Resources, Ltd. (a)	188,767	310,972
Vermilion Energy, Inc. (b)	21,976	462,754
Waste Connections, Inc.	50,999	3,783,664
West Fraser Timber Co., Ltd.	8,289	409,291
Wheaton Precious Metals Corp.	79,104	1,543,507
Whitecap Resources, Inc. (b)	71,558	227,908
Security Description	Shares	Value
Yamana Gold, Inc.	231,799	$ 544,790
		275,701,480
CHILE — 0.0% (d)
Antofagasta PLC	68,157	679,855
CHINA — 0.1%
APT Satellite Holdings, Ltd.	46,000	18,214
BOC Hong Kong Holdings, Ltd.	651,500	2,421,485
CKH Food & Health, Ltd. (a)(b)	317,450	87,058
ENN Energy Holdings, Ltd.	50,000	443,523
Fortunet e-Commerce Group, Ltd. (a)	204,000	17,718
Fosun International, Ltd.	355,000	516,901
HC Group, Inc. (a)(b)	282,500	163,452
		3,668,351
DENMARK — 1.4%
Ambu A/S Class B	7,174	172,098
AP Moller - Maersk A/S Class A	638	752,549
AP Moller - Maersk A/S Class B	1,277	1,600,957
Bavarian Nordic A/S (a)(b)	7,809	152,461
Carlsberg A/S Class B	20,568	2,182,216
Chr. Hansen Holding A/S	19,260	1,701,195
Coloplast A/S Class B	17,317	1,604,912
Danske Bank A/S	198,733	3,924,154
DSV A/S	34,882	2,293,424
FLSmidth & Co. A/S (b)	36,468	1,637,386
Genmab A/S (a)	10,859	1,775,746
GN Store Nord A/S	28,361	1,057,029
H&H International A/S Class B (a)	18,136	263,930
ISS A/S	35,569	991,940
Jyske Bank A/S	9,572	344,876
NNIT A/S (e)	1,866	52,367
Novo Nordisk A/S Class B	388,729	17,739,469
Novozymes A/S Class B	43,334	1,931,060
Orsted A/S (e)	40,034	2,672,020
Pandora A/S	24,406	991,875
SimCorp A/S	7,759	529,632
Vestas Wind Systems A/S	53,663	4,045,307
Zealand Pharma A/S (a)(b)	19,074	240,764
		48,657,367
FINLAND — 1.1%
Amer Sports Oyj (a)	26,571	1,165,475
Caverion Oyj (a)	51,890	301,929
Elisa Oyj	30,240	1,247,244
Fortum Oyj	89,047	1,944,266
Huhtamaki Oyj	18,416	569,884
Kemira Oyj	19,563	220,280
Kesko Oyj Class B	14,833	798,644
Kone Oyj Class B	76,129	3,623,798
Konecranes Oyj	13,560	409,074
Metsa Board Oyj	38,105	223,026
Metso Oyj	25,071	656,312
Neste Oyj	25,091	1,932,071
Nokia Oyj (c)	785,232	4,515,118

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Nokia Oyj (c)	421,719	$ 2,441,294
Nokian Renkaat Oyj	21,975	673,738
Nordea Bank Abp	635,264	5,343,874
Orion Oyj Class B	19,935	690,042
Sampo Oyj Class A	89,264	3,919,438
Sanoma Oyj	15,581	151,130
Stora Enso Oyj Class R	111,400	1,284,293
Tikkurila Oyj	7,067	97,105
UPM-Kymmene Oyj	102,209	2,588,010
Valmet Oyj	26,109	535,745
Wartsila OYJ Abp	89,056	1,414,571
YIT Oyj (b)	24,737	144,360
		36,890,721
FRANCE — 8.2%
Accor SA	69,934	2,966,760
Adocia (a)(b)	5,799	109,646
Aeroports de Paris	6,402	1,211,203
Air Liquide SA	78,876	9,778,620
Airbus SE	124,010	11,902,338
Albioma SA	61,741	1,333,947
Alstom SA	62,241	2,509,488
Arkema SA	8,443	723,485
Atos SE	16,526	1,350,378
AXA SA	342,922	7,392,547
BNP Paribas SA	217,136	9,798,444
Bollore SA	105,165	420,768
Bourbon Corp. (a)(b)	76,760	300,976
Bouygues SA	64,065	2,295,213
Bureau Veritas SA	44,052	896,121
Capgemini SE	30,923	3,068,347
Carrefour SA	186,174	3,173,217
Casino Guichard Perrachon SA (b)	27,640	1,148,223
CGG SA (a)	32,505	42,955
Christian Dior SE	569	217,186
Cie de Saint-Gobain	130,013	4,334,629
Cie Generale des Etablissements Michelin SCA	30,278	3,000,885
Cie Plastic Omnium SA	14,177	326,884
Covivio REIT	10,281	989,579
Credit Agricole SA	236,840	2,553,112
Danone SA	126,989	8,929,250
Dassault Systemes SE	20,033	2,374,805
Edenred	75,602	2,775,088
Eiffage SA	10,353	863,484
Electricite de France SA	83,009	1,309,506
Elis SA	36,204	602,175
Engie SA	322,068	4,611,354
EssilorLuxottica SA	40,018	5,052,708
Eutelsat Communications SA	16,785	330,125
Faurecia SA	10,961	414,369
Gecina SA REIT	8,466	1,093,603
Getlink SE	80,419	1,078,350
Groupe Fnac SA (a)(c)	6,412	418,536
Groupe Fnac SA (a)(c)	1,233	80,624
Hermes International	7,073	3,919,850
Security Description	Shares	Value
Iliad SA	4,472	$ 627,007
Ingenico Group SA	10,414	589,762
Ipsen SA	7,037	907,804
Kering SA	14,827	6,976,407
Klepierre SA REIT	37,521	1,156,372
Lagardere SCA	61,408	1,545,772
Legrand SA	53,884	3,036,756
L'Oreal SA	47,268	10,871,722
LVMH Moet Hennessy Louis Vuitton SE	49,915	14,732,975
Nanobiotix (a)(b)	16,593	220,791
Natixis SA	92,442	435,275
Nexans SA (b)	19,277	536,148
Orange SA	412,134	6,668,858
Orpea	9,011	919,048
Pernod Ricard SA	41,334	6,771,062
Peugeot SA	119,069	2,537,840
Publicis Groupe SA	66,196	3,789,651
Renault SA	47,508	2,962,543
Rexel SA	58,324	620,059
Rubis SCA	17,843	956,222
Safran SA	67,511	8,134,264
Sanofi	237,513	20,542,669
Schneider Electric SE (c)	116,496	7,953,054
Schneider Electric SE (c)	2,000	136,769
SCOR SE	36,159	1,628,605
SEB SA	5,158	665,110
Societe BIC SA	5,204	530,349
Societe Generale SA	164,294	5,224,948
Sodexo SA	19,932	2,039,281
Suez	76,904	1,013,634
Technicolor SA (a)(b)	93,681	102,165
Teleperformance	11,500	1,835,213
Television Francaise 1	23,260	188,255
Thales SA	19,982	2,329,927
TOTAL SA	513,250	27,094,805
Ubisoft Entertainment SA (a)	31,314	2,522,944
Unibail-Rodamco-Westfield (c)	144,328	1,087,194
Unibail-Rodamco-Westfield (c)	480	74,295
Unibail-Rodamco-Westfield REIT	18,790	2,908,363
Valeo SA	75,793	2,210,257
Vallourec SA (a)(b)	98,315	182,688
Veolia Environnement SA	169,380	3,476,568
Vinci SA	92,875	7,646,366
Vivendi SA	236,901	5,762,908
Wendel SA	5,753	688,564
		278,540,047
GERMANY — 7.0%
1&1 Drillisch AG	8,424	428,530
Aareal Bank AG	9,732	300,267
adidas AG	39,212	8,176,115
Allianz SE	78,217	15,659,924
alstria office REIT-AG	30,467	424,906
Aurubis AG	5,738	283,497
Axel Springer SE	12,226	690,142

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
BASF SE	178,251	$ 12,307,563
Bayer AG	178,752	12,374,849
Bayerische Motoren Werke AG	62,453	5,047,495
Bayerische Motoren Werke AG Preference Shares	8,441	599,223
Bechtle AG	5,184	402,085
Beiersdorf AG	17,118	1,783,859
Bilfinger SE	24,173	704,098
Brenntag AG	30,866	1,330,224
Carl Zeiss Meditec AG	7,071	552,083
CECONOMY AG	32,177	115,720
Commerzbank AG (a)	181,720	1,201,321
Continental AG	20,474	2,826,136
Covestro AG (e)	35,769	1,765,601
CTS Eventim AG & Co. KGaA	9,109	339,254
Daimler AG	191,973	10,075,128
Delivery Hero SE (a)(e)	22,253	826,752
Deutsche Bank AG	402,241	3,203,578
Deutsche Boerse AG	45,997	5,518,424
Deutsche EuroShop AG	12,295	356,154
Deutsche Lufthansa AG	36,385	819,392
Deutsche Post AG	235,330	6,432,207
Deutsche Telekom AG	584,833	9,907,937
Deutsche Wohnen SE	68,293	3,122,765
DMG Mori AG	14,168	698,054
Duerr AG	9,142	319,059
E.ON SE	401,180	3,956,418
Evonik Industries AG	23,891	595,380
Evotec AG (a)	23,136	459,268
Fielmann AG	5,080	313,589
Fraport AG Frankfurt Airport Services Worldwide	10,284	734,289
Freenet AG	25,704	497,904
Fresenius Medical Care AG & Co. KGaA	42,759	2,768,560
Fresenius SE & Co. KGaA	78,769	3,816,097
Fuchs Petrolub SE Preference Shares	13,598	559,293
GEA Group AG	34,978	899,665
Gerresheimer AG	8,356	546,861
Grand City Properties SA	21,089	456,844
GRENKE AG	5,082	431,064
Hamborner REIT AG	92,583	890,083
Hannover Rueck SE	11,694	1,573,413
HeidelbergCement AG	28,273	1,725,256
Hella GmbH & Co. KGaA	8,454	336,314
Henkel AG & Co. KGaA Preference Shares	39,257	4,281,231
Henkel AG & Co. KGaA	24,642	2,415,534
HOCHTIEF AG	3,219	433,112
HUGO BOSS AG	12,894	794,769
Infineon Technologies AG	224,564	4,457,774
Innogy SE (a)	10,998	466,686
Jungheinrich AG Preference Shares	9,109	237,832
KION Group AG	14,943	757,249
Krones AG	3,146	242,754
Security Description	Shares	Value
KS AG	41,933	$ 753,549
Lanxess AG	18,088	831,227
LEG Immobilien AG	11,606	1,208,925
Leoni AG	6,408	221,810
MAN SE	9,543	983,453
Merck KGaA	41,329	4,251,127
METRO AG	32,177	492,710
MorphoSys AG (a)	4,458	453,304
MTU Aero Engines AG	10,240	1,854,207
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,224	6,365,782
Nemetschek SE	3,451	377,735
Norma Group SE	9,696	478,606
OSRAM Licht AG	15,512	672,418
Porsche Automobil Holding SE Preference Shares	34,730	2,050,190
ProSiebenSat.1 Media SE	44,048	782,996
Puma SE	1,806	881,554
QIAGEN NV (a)	45,946	1,558,887
Rational AG	642	364,015
Rheinmetall AG	8,391	740,132
Rocket Internet SE (a)(e)	15,215	350,991
RWE AG	106,941	2,318,463
Salzgitter AG	20,053	586,156
SAP SE	206,512	20,521,926
Sartorius AG Preference Shares	9,074	1,129,613
Schaeffler AG Preference Shares	32,340	275,718
Scout24 AG (e)	14,187	651,310
Siemens AG	161,632	17,992,862
Siemens Healthineers AG (a)(e)	26,995	1,127,754
Siltronic AG	3,899	321,806
Software AG	9,756	352,310
Stabilus SA	4,577	286,986
Symrise AG	24,408	1,799,679
TAG Immobilien AG	28,347	645,181
Telefonica Deutschland Holding AG	100,884	394,183
ThyssenKrupp AG	102,789	1,760,198
TUI AG	94,550	1,355,314
Uniper SE	40,077	1,035,397
United Internet AG	24,449	1,067,647
Volkswagen AG	7,694	1,223,439
Volkswagen AG Preference Shares	35,254	5,598,560
Vonovia SE	99,949	4,523,422
Wacker Chemie AG	3,144	284,290
Wirecard AG	26,576	4,034,510
Zalando SE (a)(e)	21,947	562,991
		238,762,914
HONG KONG — 3.0%
AIA Group, Ltd.	2,408,800	19,998,084
Alltronics Holdings, Ltd.	127,000	19,141
ASM Pacific Technology, Ltd.	59,500	573,390
Bank of East Asia, Ltd.	263,239	837,190

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China LotSynergy Holdings, Ltd. (a)	7,840,000	$ 80,109
China Regenerative Medicine International, Ltd. (a)	70,000	671
China Youzan, Ltd. (a)(b)	1,552,000	114,972
CK Asset Holdings, Ltd.	627,348	4,591,319
CK Hutchison Holdings, Ltd.	627,348	6,025,605
CK Infrastructure Holdings, Ltd.	26,000	196,926
CLP Holdings, Ltd.	327,000	3,696,284
Dah Sing Banking Group, Ltd.	517,325	913,158
Dah Sing Financial Holdings, Ltd.	258,885	1,279,653
Dairy Farm International Holdings, Ltd.	63,200	571,960
Esprit Holdings, Ltd. (a)(b)	672,219	133,940
Galaxy Entertainment Group, Ltd.	605,000	3,848,212
GTI Holdings, Ltd. (a)	1,270,000	48,663
Hang Lung Group, Ltd.	621,000	1,581,580
Hang Lung Properties, Ltd.	572,000	1,090,032
Hang Seng Bank, Ltd.	130,600	2,932,489
Henderson Land Development Co., Ltd.	196,245	977,547
HK Electric Investments & HK Electric Investments, Ltd.	338,500	341,554
HKT Trust & HKT, Ltd.	604,900	871,499
Hong Kong & China Gas Co., Ltd.	1,909,856	3,951,754
Hong Kong Exchanges & Clearing, Ltd.	260,024	7,525,713
Hongkong Land Holdings, Ltd.	448,500	2,825,550
Hysan Development Co., Ltd.	26,841	127,702
Jardine Matheson Holdings, Ltd.	62,405	4,342,140
Jardine Strategic Holdings, Ltd.	57,800	2,121,838
Kerry Properties, Ltd.	29,000	99,082
KuangChi Science, Ltd. (a)	1,166,000	74,463
Landing International Development, Ltd. (a)	132,000	41,475
Li & Fung, Ltd.	1,340,000	210,516
Link REIT	605,351	6,131,331
Melco International Development, Ltd.	34,000	69,308
Melco Resorts & Entertainment, Ltd. ADR	28,957	510,222
MTR Corp., Ltd.	300,189	1,579,670
New World Development Co., Ltd.	1,234,516	1,633,544
Noble Group, Ltd. (a)(b)(f)	60,740	3,610
NWS Holdings, Ltd.	72,000	147,690
Pacific Basin Shipping, Ltd.	5,044,000	959,921
PCCW, Ltd.	674,000	388,249
Power Assets Holdings, Ltd.	305,000	2,123,101
Sands China, Ltd.	503,600	2,206,247
Shangri-La Asia, Ltd.	60,000	88,896
Sino Land Co., Ltd.	1,375,274	2,357,306
SJM Holdings, Ltd.	57,000	53,146
Security Description	Shares	Value
Summit Ascent Holdings, Ltd. (a)(b)	1,466,000	$ 185,372
Sun Hung Kai Properties, Ltd.	400,009	5,701,751
Sundart Holdings, Ltd.	42,000	25,588
Swire Pacific, Ltd. Class A	25,500	269,352
Swire Properties, Ltd.	241,400	847,899
Techtronic Industries Co., Ltd.	303,000	1,609,942
Tou Rong Chang Fu Group, Ltd. (a)(f)	3,424,000	51,605
Value Convergence Holdings, Ltd. (a)	392,000	25,034
VTech Holdings, Ltd.	55,500	459,348
Wharf Holdings, Ltd.	578,000	1,506,025
Wharf Real Estate Investment Co., Ltd.	133,000	795,858
Wheelock & Co., Ltd.	34,000	194,333
Yue Yuen Industrial Holdings, Ltd.	34,000	108,783
		102,077,342
IRELAND — 0.5%
AerCap Holdings NV (a)	16,129	638,708
Amarin Corp. PLC ADR (a)(b)	56,280	765,971
Bank of Ireland Group PLC	179,093	994,988
C&C Group PLC	78,789	245,434
CRH PLC	161,755	4,271,426
Glanbia PLC	24,428	457,968
Green REIT PLC	131,069	202,273
Greencore Group PLC	160,447	364,143
Irish Bank Resolution Corp., Ltd. (a)(g)	5,635	—
James Hardie Industries PLC	82,961	883,076
Kerry Group PLC Class A	30,210	2,987,239
Kingspan Group PLC	28,278	1,208,346
Paddy Power Betfair PLC	16,683	1,366,449
Ryanair Holdings PLC ADR (a)	24,450	1,744,263
Smurfit Kappa Group PLC	37,980	1,009,875
UDG Healthcare PLC	48,434	368,263
		17,508,422
ISRAEL — 0.6%
Bank Hapoalim BM	206,964	1,309,881
Bank Leumi Le-Israel BM	262,398	1,586,993
Bezeq The Israeli Telecommunication Corp., Ltd.	420,430	410,670
Check Point Software Technologies, Ltd. (a)	28,477	2,923,164
Israel Chemicals, Ltd.	87,110	494,208
Mazor Robotics, Ltd. (a)	432	12,671
Nice, Ltd. (a)	12,270	1,320,665
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	31,958	1,645,473
Reit 1, Ltd.	299,044	1,105,184
Shufersal, Ltd.	459,734	3,020,397
Strauss Group, Ltd.	131,370	2,983,005

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR (a)	212,565	$ 3,277,752
		20,090,063
ITALY — 1.8%
A2A SpA	289,555	520,505
Assicurazioni Generali SpA	197,102	3,289,630
Atlantia SpA	80,704	1,667,080
Azimut Holding SpA (b)	20,474	223,142
Banca Generali SpA	14,186	294,009
Banca IFIS SpA	38,090	672,297
Banca Monte dei Paschi di Siena SpA (a)(b)	3,752	6,414
Banca Popolare di Sondrio SCPA	141,156	424,706
Banco BPM SpA (a)(b)	198,761	447,156
Biesse SpA	1,985	38,961
BPER Banca	105,169	404,433
Brembo SpA	87,427	888,986
Cairo Communication SpA	100,424	393,189
Credito Valtellinese SpA (a)	1,816,777	152,648
Davide Campari-Milano SpA	94,515	797,911
Enel SpA	1,367,277	7,883,784
Eni SpA	495,375	7,785,325
Esprinet SpA	79,109	320,134
Falck Renewables SpA	23,179	62,136
Ferrari NV	20,971	2,080,377
FinecoBank Banca Fineco SpA	76,116	763,791
Immobiliare Grande Distribuzione SIIQ SpA REIT	104,080	640,345
Interpump Group SpA	38,946	1,157,549
Intesa Sanpaolo SpA	2,861,943	6,346,307
Iren SpA	588,916	1,411,068
Italgas SpA	63,906	364,979
Leonardo SpA	153,218	1,344,810
Luxottica Group SpA	15,519	917,186
Mediaset SpA (a)(b)	142,374	446,599
Mediobanca Banca di Credito Finanziario SpA	82,667	697,038
Moncler SpA	31,489	1,041,383
Pirelli & C SpA (a)(e)	77,222	495,230
Poste Italiane SpA (e)	88,249	704,559
PRADA SpA	66,500	219,137
Prysmian SpA	40,194	775,139
Recordati SpA	30,869	1,068,870
Reply SpA	26,982	1,359,624
Saipem SpA (a)	194,550	726,135
Salvatore Ferragamo SpA	13,434	271,129
Snam SpA	425,463	1,857,439
Societa Cattolica di Assicurazioni SC	98,955	803,720
Sogefi SpA (a)(b)	75,576	123,631
Telecom Italia SpA	1,200,424	572,234
Telecom Italia SpA/Milano (a)	2,846,217	1,572,490
Terna Rete Elettrica Nazionale SpA	278,949	1,579,415
Security Description	Shares	Value
UniCredit SpA	387,785	$ 4,385,974
Unione di Banche Italiane SpA (b)	202,382	586,017
Unipol Gruppo Finanziario SpA	71,683	288,281
UnipolSai Assicurazioni SpA (b)	1,008	2,278
Zignago Vetro SpA	77,557	753,604
		61,628,784
JAPAN — 23.7%
3-D Matrix, Ltd. (a)(b)	71,400	223,867
Abist Co., Ltd.	1,100	30,579
Acom Co., Ltd.	123,400	403,779
Activia Properties, Inc. REIT	20	81,028
Advance Residence Investment Corp. REIT	175	482,500
Advanced Media, Inc. (a)(b)	6,800	87,638
Advantest Corp.	123,400	2,523,899
Aeon Co., Ltd.	257,820	5,051,124
AEON Financial Service Co., Ltd.	3,500	62,334
AEON REIT Investment Corp.	58	66,820
AGC, Inc.	58,100	1,816,370
Air Water, Inc.	58,100	881,707
Aisin Seiki Co., Ltd.	58,800	2,047,268
Ajinomoto Co., Inc.	124,000	2,211,803
Akita Bank, Ltd.	16,555	328,791
Alconix Corp.	7,800	77,278
Alfresa Holdings Corp.	59,900	1,530,326
Alps Electric Co., Ltd.	58,900	1,146,165
Amada Holdings Co., Ltd.	66,100	595,240
ANA Holdings, Inc.	10,100	362,795
Aomori Bank, Ltd.	1,010	25,573
Aoyama Trading Co., Ltd.	2,100	50,435
Aozora Bank, Ltd.	14,200	423,871
Asahi Group Holdings, Ltd.	133,636	5,199,764
Asahi Intecc Co., Ltd.	20,400	862,744
Asahi Kasei Corp.	255,150	2,627,895
Asics Corp. (b)	59,300	759,390
Astellas Pharma, Inc.	580,800	7,419,142
Atom Corp. (b)	196,400	1,691,637
Awa Bank, Ltd.	2,310	60,637
Azbil Corp.	7,600	150,317
Bandai Namco Holdings, Inc.	60,300	2,706,809
Bank of Iwate, Ltd.	60,855	1,960,738
Bank of Kyoto, Ltd.	10,700	443,253
Bank of Okinawa, Ltd.	64,400	1,866,582
BayCurrent Consulting, Inc. (b)	3,100	65,128
Benesse Holdings, Inc.	4,100	104,560
Bic Camera, Inc.	1,100	13,976
Bridgestone Corp.	131,465	5,075,748
Brightpath Biotherapeutics Co., Ltd. (a)	53,100	101,636
Brother Industries, Ltd.	59,100	878,568
Calbee, Inc.	15,800	495,393
Can Do Co., Ltd. (b)	5,300	77,388
Canon, Inc.	247,616	6,772,963
Casio Computer Co., Ltd. (b)	132,900	1,579,562

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Central Japan Railway Co.	47,500	$ 10,029,053
Chiba Bank, Ltd.	112,550	629,866
Chubu Electric Power Co., Inc.	126,765	1,805,317
Chugai Pharmaceutical Co., Ltd.	66,580	3,871,671
Chugoku Bank, Ltd.	58,100	490,896
Chugoku Electric Power Co., Inc.	58,600	762,711
Coca-Cola Bottlers Japan Holdings, Inc. (b)	57,700	1,727,608
COLOPL, Inc.	2,000	13,745
Colowide Co., Ltd. (b)	2,400	50,247
COMSYS Holdings Corp.	9,500	232,316
Concordia Financial Group, Ltd.	255,300	981,968
COOKPAD, Inc. (a)(b)	58,800	159,708
Cosmo Energy Holdings Co., Ltd.	8,700	179,527
Credit Saison Co., Ltd.	126,800	1,492,037
Creek & River Co., Ltd.	9,600	81,899
CyberAgent, Inc.	13,900	537,807
Dai Nippon Printing Co., Ltd.	54,600	1,143,109
Daicel Corp.	62,000	639,129
Daifuku Co., Ltd.	10,600	485,002
Dai-ichi Life Holdings, Inc.	253,100	3,963,230
Daiichi Sankyo Co., Ltd.	190,865	6,107,889
Daiken Medical Co., Ltd. (b)	63,700	354,744
Daikin Industries, Ltd.	68,310	7,281,461
Daishi Hokuetsu Financial Group, Inc.	1,517	42,033
Daito Trust Construction Co., Ltd.	14,155	1,937,177
Daiwa House Industry Co., Ltd.	130,400	4,157,492
Daiwa House REIT Investment Corp.	469	1,050,297
Daiwa Securities Group, Inc.	591,750	3,002,033
DeNA Co., Ltd.	58,700	981,231
Denka Co., Ltd.	7,000	198,423
Denso Corp.	104,710	4,669,790
Dentsu, Inc.	59,900	2,677,934
DIC Corp.	5,300	162,795
Disco Corp.	2,500	292,804
Don Quijote Holdings Co., Ltd.	16,300	1,013,225
Dowa Holdings Co., Ltd.	4,400	132,343
East Japan Railway Co.	70,900	6,275,440
Ebara Corp.	3,800	85,584
Eighteenth Bank, Ltd.	825	18,558
Eisai Co., Ltd.	64,551	5,002,166
Electric Power Development Co., Ltd.	52,100	1,237,503
euglena Co., Ltd. (a)(b)	5,000	26,478
Ezaki Glico Co., Ltd.	2,700	137,319
F@N Communications, Inc. (b)	5,200	25,451
FamilyMart UNY Holdings Co., Ltd.	9,500	1,204,439
FANUC Corp.	50,155	7,620,506
Fast Retailing Co., Ltd.	11,200	5,754,400
Feed One Co., Ltd.	969,400	1,572,740
FFRI, Inc. (a)(b)	7,500	187,303
Security Description	Shares	Value
Financial Products Group Co., Ltd.	63,100	$ 645,292
FINDEX, Inc. (b)	44,800	219,682
Fixstars Corp. (b)	7,700	69,059
Focus Systems Corp.	13,300	115,041
Foster Electric Co., Ltd.	66,100	763,330
Frontier Real Estate Investment Corp.	20	79,296
Fuji Electric Co., Ltd.	16,600	490,972
FUJIFILM Holdings Corp.	128,910	5,017,051
Fujitsu, Ltd.	59,651	3,722,649
Fukuoka Financial Group, Inc.	128,910	2,628,371
Fukuoka REIT Corp.	10	15,185
Furukawa Electric Co., Ltd.	61,355	1,544,570
Gakujo Co., Ltd. (b)	17,400	192,056
GLP J-REIT	658	671,104
GMO internet, Inc.	3,500	46,926
GS Yuasa Corp.	3,400	69,664
Gumi, Inc. (a)(b)	15,300	75,304
GungHo Online Entertainment, Inc. (a)(b)	66,600	121,405
Gunma Bank, Ltd.	69,900	292,431
Gurunavi, Inc.	5,200	32,229
Hachijuni Bank, Ltd.	121,300	498,622
Hakuhodo DY Holdings, Inc.	62,500	897,211
Hamamatsu Photonics KK	58,900	1,983,644
Hankyu Hanshin Holdings, Inc.	63,600	2,115,846
Hankyu Hanshin REIT, Inc.	670	873,263
Haseko Corp.	62,900	662,166
Heiwa Real Estate REIT, Inc.	1,916	2,137,524
Hikari Tsushin, Inc.	5,000	782,482
Hino Motors, Ltd.	59,600	564,955
Hirose Electric Co., Ltd.	2,940	288,600
Hiroshima Bank, Ltd.	15,500	82,363
Hisamitsu Pharmaceutical Co., Inc.	10,100	558,784
Hitachi Chemical Co., Ltd.	4,800	72,625
Hitachi Construction Machinery Co., Ltd.	13,700	321,163
Hitachi High-Technologies Corp.	3,700	116,516
Hitachi Metals, Ltd.	61,600	645,673
Hitachi, Ltd.	246,695	6,600,494
Hokkoku Bank, Ltd.	16,555	528,118
Honda Motor Co., Ltd.	339,775	8,963,941
Horiba, Ltd. (b)	4,900	200,529
Hoshizaki Corp.	7,200	438,372
House Foods Group, Inc.	12,000	412,888
Hoya Corp.	66,706	4,021,877
Hulic Co., Ltd.	65,100	584,455
Hyakugo Bank, Ltd.	58,450	208,303
Ibiden Co., Ltd.	64,900	915,692
IBJ, Inc. (a)(b)	17,100	107,698
Ichigo Office REIT Investment	2,573	2,270,122
Idemitsu Kosan Co., Ltd.	27,400	901,554
IHI Corp.	30,800	850,604
Iida Group Holdings Co., Ltd.	44,500	771,039

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Industrial & Infrastructure Fund Investment Corp. REIT	160	$ 165,957
Infomart Corp. (b)	125,400	1,148,676
Infoteria Corp. (b)	11,900	77,551
Inpex Corp.	196,800	1,760,913
Intage Holdings, Inc.	122,200	993,505
Iriso Electronics Co., Ltd. (b)	4,400	163,223
Isetan Mitsukoshi Holdings, Ltd.	67,400	746,397
Isuzu Motors, Ltd.	261,500	3,690,769
Ito En, Ltd.	8,200	368,090
ITOCHU Corp.	307,350	5,230,118
Iwatani Corp. (b)	2,800	93,661
Iyo Bank, Ltd.	63,800	337,274
Izumi Co., Ltd.	6,100	284,109
J Front Retailing Co., Ltd.	58,500	671,832
Jafco Co., Ltd.	2,100	66,896
Japan Airlines Co., Ltd.	14,000	496,505
Japan Airport Terminal Co., Ltd.	4,800	166,686
Japan Excellent, Inc. REIT	587	793,438
Japan Exchange Group, Inc.	128,200	2,078,729
Japan Hotel REIT Investment Corp.	659	470,907
Japan Logistics Fund, Inc. REIT	37	75,136
Japan Post Bank Co., Ltd.	67,300	742,223
Japan Post Holdings Co., Ltd.	280,300	3,231,823
Japan Prime Realty Investment Corp. REIT	120	456,091
Japan Real Estate Investment Corp. REIT	151	847,797
Japan Retail Fund Investment Corp. REIT	629	1,258,401
Japan Tissue Engineering Co., Ltd. (a)	2,200	15,620
Japan Tobacco, Inc.	200,300	4,776,785
JFE Holdings, Inc.	128,910	2,064,393
JGC Corp.	59,800	843,190
JSR Corp.	124,300	1,875,008
JTEKT Corp.	60,800	679,404
JXTG Holdings, Inc.	702,600	3,693,109
Kagome Co., Ltd. (b)	11,700	307,230
Kajima Corp.	59,937	807,427
Kakaku.com, Inc.	62,200	1,100,965
Kaken Pharmaceutical Co., Ltd.	2,000	88,684
Kamigumi Co., Ltd.	18,400	378,348
Kaneka Corp.	7,600	272,925
Kansai Electric Power Co., Inc.	253,600	3,813,881
Kansai Paint Co., Ltd.	62,300	1,200,403
Kao Corp.	124,100	9,223,091
Kawasaki Heavy Industries, Ltd.	14,000	300,123
KDDI Corp.	382,500	9,148,065
Keihan Holdings Co., Ltd.	22,700	925,876
Keikyu Corp.	63,900	1,046,605
Keio Corp.	14,700	856,155
Keisei Electric Railway Co., Ltd.	60,000	1,881,238
Kenedix Office Investment Corp. REIT	42	267,967
Kenedix, Inc. (b)	63,800	273,890
Security Description	Shares	Value
Kewpie Corp.	5,500	$ 123,169
Keyence Corp.	15,600	7,916,948
Kikkoman Corp.	24,800	1,335,898
Kintetsu Group Holdings Co., Ltd.	24,410	1,061,256
Kirin Holdings Co., Ltd.	187,500	3,928,075
Kiyo Bank, Ltd.	132,200	1,878,502
KNT-CT Holdings Co., Ltd. (a)	15,000	151,073
Kobayashi Pharmaceutical Co., Ltd.	6,600	449,364
Kobe Steel, Ltd.	66,099	460,280
Koito Manufacturing Co., Ltd.	16,700	864,567
Komatsu, Ltd.	253,720	5,470,306
Konami Holdings Corp.	12,400	543,062
Konica Minolta, Inc.	199,875	1,809,013
Kose Corp.	3,600	566,340
K's Holdings Corp.	58,500	575,856
Kubota Corp.	319,150	4,542,248
Kuraray Co., Ltd.	65,700	928,178
Kurita Water Industries, Ltd.	65,210	1,583,370
Kyocera Corp.	65,500	3,288,283
Kyoritsu Maintenance Co., Ltd.	1,200	52,718
Kyowa Exeo Corp.	12,400	291,366
Kyowa Hakko Kirin Co., Ltd.	60,000	1,135,852
Kyudenko Corp.	8,200	311,662
Kyushu Electric Power Co., Inc.	68,200	813,688
Kyushu Financial Group, Inc.	59,800	226,740
Kyushu Railway Co.	18,500	626,418
Lawson, Inc.	1,500	95,019
Leopalace21 Corp.	1,600	6,358
Like Co., Ltd. (b)	6,200	69,620
Lion Corp.	59,900	1,239,329
LIXIL Group Corp.	60,100	746,080
M3, Inc.	118,000	1,585,307
Mabuchi Motor Co., Ltd.	3,500	107,506
Makita Corp.	61,300	2,181,803
Marubeni Corp.	647,050	4,555,270
Marui Group Co., Ltd.	60,400	1,174,253
Maruichi Steel Tube, Ltd.	10,200	322,135
Matsumotokiyoshi Holdings Co., Ltd.	5,000	153,352
Matsuya Co., Ltd. (b)	126,800	1,286,318
Mazda Motor Corp.	129,400	1,338,641
McDonald's Holdings Co. Japan, Ltd. (b)	5,600	237,853
MCUBS MidCity Investment Corp. REIT	3,090	2,444,625
Mebuki Financial Group, Inc.	186,500	496,359
Medipal Holdings Corp.	131,199	2,816,148
MEIJI Holdings Co., Ltd.	18,400	1,502,657
Meiko Network Japan Co., Ltd. (b)	126,700	1,034,710
Metaps, Inc. (a)(b)	4,100	53,401
Milbon Co., Ltd.	1,200	48,890
MINEBEA MITSUMI, Inc.	67,400	976,767
MISUMI Group, Inc.	62,300	1,316,809

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Mitsubishi Chemical Holdings Corp.	317,800	$ 2,411,706
Mitsubishi Corp.	384,938	10,595,750
Mitsubishi Electric Corp.	575,050	6,376,050
Mitsubishi Estate Co., Ltd.	258,625	4,076,853
Mitsubishi Gas Chemical Co., Inc.	60,000	905,072
Mitsubishi Heavy Industries, Ltd.	51,410	1,853,693
Mitsubishi Logistics Corp.	4,500	102,415
Mitsubishi Materials Corp.	17,100	451,210
Mitsubishi Motors Corp.	193,200	1,060,077
Mitsubishi Tanabe Pharma Corp.	61,000	879,014
Mitsubishi UFJ Financial Group, Inc.	2,657,024	13,026,598
Mitsubishi UFJ Lease & Finance Co., Ltd.	122,600	590,009
Mitsui & Co., Ltd.	452,526	6,972,567
Mitsui Chemicals, Inc.	27,110	613,783
Mitsui Fudosan Co., Ltd.	196,200	4,372,319
Mitsui Mining & Smelting Co., Ltd.	3,200	66,412
Mitsui OSK Lines, Ltd.	14,255	311,696
Miura Co., Ltd.	16,300	372,160
Mixi, Inc.	2,100	44,061
Mizuho Financial Group, Inc.	5,038,900	7,821,398
MonotaRO Co., Ltd. (b)	17,800	440,964
Mori Hills REIT Investment Corp.	52	65,453
Morinaga & Co., Ltd.	2,600	112,090
Morpho, Inc. (a)(b)	5,800	98,169
MS&AD Insurance Group Holdings, Inc.	129,199	3,688,204
Murata Manufacturing Co., Ltd.	60,400	8,232,985
Musashino Bank, Ltd.	64,455	1,493,953
Nabtesco Corp.	15,000	327,576
Nachi-Fujikoshi Corp. (b)	1,500	52,295
Nagoya Railroad Co., Ltd.	46,300	1,222,119
Nankai Electric Railway Co., Ltd.	5,400	142,930
Nanto Bank, Ltd.	64,255	1,255,642
NEC Corp.	33,800	1,005,852
Nexon Co., Ltd. (a)	113,600	1,463,034
NGK Insulators, Ltd.	63,800	867,026
NGK Spark Plug Co., Ltd.	45,400	907,048
NH Foods, Ltd.	13,000	489,951
NHK Spring Co., Ltd.	60,600	533,008
Nichirei Corp.	57,500	1,585,358
Nidec Corp.	63,600	7,231,554
Nifco, Inc.	5,000	118,489
Nihon M&A Center, Inc.	7,400	149,464
Nikon Corp.	128,600	1,916,429
Nintendo Co., Ltd.	20,000	5,338,377
Nippon Accommodations Fund, Inc. REIT	11	53,138
Nippon Building Fund, Inc. REIT	163	1,026,596
Security Description	Shares	Value
Nippon Electric Glass Co., Ltd. (b)	4,000	$ 98,182
Nippon Express Co., Ltd.	11,000	613,590
Nippon Paint Holdings Co., Ltd. (b)	60,000	2,056,237
Nippon Paper Industries Co., Ltd.	4,200	75,222
Nippon Prologis REIT, Inc.	579	1,223,808
Nippon Shinyaku Co., Ltd.	8,600	547,910
Nippon Steel & Sumitomo Metal Corp.	186,100	3,210,083
Nippon Suisan Kaisha, Ltd.	391,500	2,190,958
Nippon Telegraph & Telephone Corp.	129,500	5,290,243
Nippon Television Holdings, Inc.	2,000	29,476
Nippon Yusen KK	16,555	255,157
Nissan Chemical Corp.	24,900	1,307,241
Nissan Motor Co., Ltd.	505,741	4,057,821
Nissei ASB Machine Co., Ltd. (b)	4,300	137,370
Nisshin Seifun Group, Inc.	61,500	1,272,994
Nissin Foods Holdings Co., Ltd.	10,400	654,058
Nitori Holdings Co., Ltd.	14,600	1,827,079
Nitto Denko Corp.	59,700	3,016,152
NOF Corp.	11,300	386,743
NOK Corp.	5,700	79,799
Nomura Holdings, Inc.	776,485	2,978,124
Nomura Real Estate Holdings, Inc.	6,000	110,195
Nomura Real Estate Master Fund, Inc. REIT	678	892,341
Nomura Research Institute, Ltd.	16,100	597,981
NSK, Ltd.	68,100	589,043
NTN Corp.	110,700	320,855
NTT Data Corp.	257,600	2,829,221
NTT DOCOMO, Inc.	254,500	5,735,326
Obayashi Corp.	130,750	1,184,574
Obic Co., Ltd.	8,000	619,058
Odakyu Electric Railway Co., Ltd.	66,499	1,464,960
Ogaki Kyoritsu Bank, Ltd.	16,555	331,507
Oji Holdings Corp.	145,400	748,767
Oki Electric Industry Co., Ltd.	3,600	42,623
Olympus Corp.	65,300	2,008,727
Omron Corp.	59,600	2,172,903
OncoTherapy Science, Inc. (a)(b)	109,700	116,984
Ono Pharmaceutical Co., Ltd.	123,900	2,535,255
Oracle Corp. Japan	1,900	121,223
Oriental Land Co., Ltd.	62,300	6,277,414
ORIX Corp.	257,700	3,771,019
Orix JREIT, Inc. REIT	564	937,644
Osaka Gas Co., Ltd.	75,600	1,384,318
Otsuka Corp.	13,200	363,341
Otsuka Holdings Co., Ltd.	124,700	5,106,659
Panasonic Corp.	467,750	4,223,243

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Park24 Co., Ltd.	5,100	$ 112,166
PeptiDream, Inc. (a)	11,300	446,994
Pigeon Corp.	60,400	2,587,431
Pola Orbis Holdings, Inc.	4,800	129,893
Rakuten, Inc. (a)(b)	131,000	878,786
Raysum Co., Ltd.	3,300	29,266
Recruit Holdings Co., Ltd.	317,400	7,702,479
Relo Group, Inc.	10,000	234,517
Renesas Electronics Corp. (a)	60,800	277,082
ReproCELL, Inc. (a)(b)	130,200	226,662
Resona Holdings, Inc.	447,700	2,157,399
Ricoh Co., Ltd.	127,200	1,248,639
Ringer Hut Co., Ltd. (b)	900	18,842
Rinnai Corp.	5,100	336,545
Riso Kyoiku Co., Ltd. (b)	210,018	874,796
Rock Field Co., Ltd.	126,000	1,905,245
Rohm Co., Ltd.	12,300	789,245
Rohto Pharmaceutical Co., Ltd.	5,901	161,354
Ryohin Keikaku Co., Ltd.	4,400	1,064,759
San-In Godo Bank, Ltd.	58,550	410,915
Sankyu, Inc.	7,300	331,017
Sanrio Co., Ltd.	3,900	76,425
Santen Pharmaceutical Co., Ltd.	68,200	985,874
Sanwa Holdings Corp.	58,800	669,382
Sawai Pharmaceutical Co., Ltd.	1,600	76,270
SBI Holdings, Inc.	59,400	1,168,888
SCREEN Holdings Co., Ltd.	2,800	117,523
Secom Co., Ltd.	64,648	5,370,295
Sega Sammy Holdings, Inc.	46,700	653,796
Seibu Holdings, Inc.	60,300	1,051,945
Seiko Epson Corp.	68,500	966,486
Seino Holdings Co., Ltd.	59,500	782,017
Sekisui Chemical Co., Ltd.	67,300	1,000,468
Sekisui House Reit, Inc.	1,146	733,256
Sekisui House, Ltd.	128,600	1,897,675
Seria Co., Ltd. (b)	3,800	128,843
Seven & i Holdings Co., Ltd.	193,228	8,423,730
Seven Bank, Ltd.	132,100	378,065
SG Holdings Co., Ltd.	48,800	1,273,875
Sharp Corp.	14,200	142,628
Shiga Bank, Ltd. (b)	2,310	54,173
Shikoku Bank, Ltd.	1,820	19,608
Shikoku Electric Power Co., Inc.	59,600	721,404
Shimadzu Corp.	65,300	1,293,918
Shimamura Co., Ltd.	1,400	107,187
Shimano, Inc.	14,200	2,008,695
Shimizu Corp.	127,313	1,038,556
Shin-Etsu Chemical Co., Ltd.	73,817	5,743,079
Shinsei Bank, Ltd.	5,200	62,041
Shionogi & Co., Ltd.	64,200	3,669,491
Shiseido Co., Ltd.	73,000	4,585,663
Shizuoka Bank, Ltd.	117,000	918,170
Showa Denko KK (b)	37,100	1,105,747
Showa Shell Sekiyu KK	47,300	664,351
Skylark Holdings Co., Ltd. (b)	53,300	842,870
SMC Corp.	10,300	3,120,558
Security Description	Shares	Value
SMS Co., Ltd.	115,000	$ 1,813,335
SoftBank Group Corp.	183,536	12,220,120
Sohgo Security Services Co., Ltd.	12,200	571,554
Sojitz Corp.	253,400	882,275
Sompo Holdings, Inc.	129,600	4,408,396
Sony Corp.	255,820	12,418,515
Sony Financial Holdings, Inc.	56,800	1,063,884
Sotetsu Holdings, Inc.	11,800	351,693
Square Enix Holdings Co., Ltd.	11,100	302,198
Stanley Electric Co., Ltd.	51,673	1,455,312
Starts Proceed Investment Corp. REIT	51	78,791
Subaru Corp.	129,100	2,776,977
SUMCO Corp. (b)	57,500	643,052
Sumitomo Chemical Co., Ltd.	644,550	3,131,251
Sumitomo Corp.	327,775	4,665,002
Sumitomo Dainippon Pharma Co., Ltd.	45,800	1,458,971
Sumitomo Electric Industries, Ltd.	197,420	2,630,707
Sumitomo Forestry Co., Ltd.	56,500	741,558
Sumitomo Heavy Industries, Ltd.	14,800	441,781
Sumitomo Metal Mining Co., Ltd.	36,200	972,515
Sumitomo Mitsui Financial Group, Inc.	260,200	8,644,479
Sumitomo Mitsui Trust Holdings, Inc.	124,855	4,577,011
Sumitomo Realty & Development Co., Ltd.	82,700	3,034,683
Sumitomo Rubber Industries, Ltd. (b)	60,100	712,118
Sun Corp. (b)	3,000	16,461
Sun Frontier Fudousan Co., Ltd.	3,100	30,063
Sundrug Co., Ltd.	3,900	116,415
Suntory Beverage & Food, Ltd.	11,100	501,809
Suruga Bank, Ltd. (b)	59,200	219,069
Suzuken Co., Ltd.	11,800	601,212
Suzuki Motor Corp.	77,900	3,952,689
Sysmex Corp.	50,200	2,414,029
T&D Holdings, Inc.	193,600	2,256,887
Tadano, Ltd.	5,200	47,348
Taiheiyo Cement Corp.	17,700	547,705
Taisei Corp.	50,387	2,160,788
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	633,359
Taiyo Nippon Sanso Corp.	58,800	962,537
Taiyo Yuden Co., Ltd.	69,700	1,039,322
Takara Holdings, Inc.	41,900	510,980
Takashimaya Co., Ltd.	10,500	134,366
Takeda Pharmaceutical Co., Ltd. (b)	182,465	6,161,717
Takeuchi Manufacturing Co., Ltd. (b)	66,900	1,032,936
TDK Corp.	16,955	1,193,024

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Teijin, Ltd.	129,710	$ 2,077,204
Temp Holdings Co., Ltd.	51,500	767,935
Terumo Corp.	64,800	3,676,026
THK Co., Ltd.	14,200	266,877
TIS, Inc.	9,700	382,377
Tobu Railway Co., Ltd.	51,200	1,382,724
Toho Bank, Ltd.	12,101	34,522
Toho Co., Ltd.	58,700	2,129,390
Toho Gas Co., Ltd.	4,400	185,882
Tohoku Electric Power Co., Inc.	126,600	1,673,153
Tokai Carbon Co., Ltd. (b)	59,400	675,671
Tokio Marine Holdings, Inc.	186,365	8,894,018
Tokuyama Corp.	9,100	200,803
Tokyo Base Co., Ltd. (a)(b)	17,000	82,432
Tokyo Century Corp.	6,500	286,150
Tokyo Dome Corp.	134,000	1,139,516
Tokyo Electric Power Co. Holdings, Inc. (a)	258,175	1,536,602
Tokyo Electron, Ltd.	49,055	5,595,619
Tokyo Gas Co., Ltd.	74,595	1,893,856
Tokyo Tatemono Co., Ltd.	58,600	608,887
Tokyu Corp.	81,475	1,332,977
Tokyu Fudosan Holdings Corp.	68,800	339,877
Toppan Printing Co., Ltd.	48,200	710,381
Toray Industries, Inc.	626,550	4,408,664
Toshiba Corp.	119,651	3,380,742
Tosoh Corp.	55,500	724,386
TOTO, Ltd.	43,700	1,517,541
Toyo Seikan Group Holdings, Ltd.	57,500	1,321,743
Toyo Suisan Kaisha, Ltd.	12,300	429,937
Toyo Tire & Rubber Co., Ltd. (b)	58,600	734,403
Toyota Industries Corp.	59,300	2,751,101
Toyota Motor Corp.	505,188	29,496,735
Toyota Tsusho Corp.	58,700	1,736,148
Trend Micro, Inc. (a)	20,000	1,088,274
Tsumura & Co.	3,500	97,457
Tsuruha Holdings, Inc.	4,200	360,607
Ube Industries, Ltd.	5,200	105,882
Ubiquitous AI Corp. (a)	42,000	204,421
Ulvac, Inc. (b)	2,600	75,596
Unicharm Corp.	67,100	2,176,629
United Urban Investment Corp. REIT	629	975,763
USS Co., Ltd.	60,110	1,013,019
Warabeya Nichiyo Holdings Co., Ltd.	64,700	1,134,601
Welcia Holdings Co., Ltd.	6,500	293,852
West Japan Railway Co.	58,600	4,145,236
WirelessGate, Inc.	8,600	31,668
Yahoo! Japan Corp.	198,300	495,230
Yakult Honsha Co., Ltd.	57,100	4,017,792
Yamada Denki Co., Ltd.	326,580	1,568,679
Yamagata Bank, Ltd.	1,634	31,112
Yamaguchi Financial Group, Inc.	12,000	115,390
Security Description	Shares	Value
Yamaha Corp.	60,300	$ 2,572,155
Yamaha Motor Co., Ltd.	61,400	1,208,245
Yamanashi Chuo Bank, Ltd.	1,510	19,406
Yamato Holdings Co., Ltd. (b)	65,300	1,799,820
Yamazaki Baking Co., Ltd.	59,500	1,250,576
Yaskawa Electric Corp.	60,200	1,480,377
Yokogawa Electric Corp.	59,900	1,037,870
Yokohama Rubber Co., Ltd.	6,300	118,575
Zenrin Co., Ltd.	2,100	44,559
Zeon Corp.	47,300	433,704
ZOZO, Inc.	60,600	1,110,204
		808,281,526
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	27,654	604,377
LUXEMBOURG — 0.2%
APERAM SA	8,992	236,936
ArcelorMittal	103,423	2,144,656
Aroundtown SA	131,619	1,086,323
Eurofins Scientific SE	1,920	715,520
Millicom International Cellular SA SDR	11,617	735,738
SES SA	66,669	1,273,514
Tenaris SA	74,265	801,418
		6,994,105
MACAU — 0.0% (d)
MGM China Holdings, Ltd. (b)	21,600	36,251
Wynn Macau, Ltd.	243,600	531,422
		567,673
MALTA — 0.0% (d)
Catena Media PLC (a)(b)	41,334	457,591
Kindred Group PLC	44,551	410,041
		867,632
MEXICO — 0.0% (d)
Fresnillo PLC	39,370	431,218
NETHERLANDS — 3.7%
Aalberts Industries NV	18,544	615,818
ABN AMRO Group NV (e)	80,114	1,881,101
Adyen NV (a)(e)	4,320	2,345,990
Aegon NV	493,819	2,302,633
Akzo Nobel NV	73,986	5,954,226
ALTICE EUROPE NV (a)	62,141	120,691
ASML Holding NV	85,114	13,345,401
ASR Nederland NV	28,983	1,145,702
Constellium NV Class A (a)(b)	16,098	112,525
EXOR NV	19,256	1,040,310
Fugro NV (a)(b)	26,372	227,490
Gemalto NV (a)	7,259	420,383
Gemalto NV (a)	275	15,926
Heineken Holding NV	18,748	1,580,593
Heineken NV	43,217	3,813,951
ING Groep NV	818,854	8,808,445
Koninklijke Ahold Delhaize NV	295,863	7,466,112
Koninklijke DSM NV	58,971	4,815,962

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Koninklijke KPN NV	908,186	$ 2,657,773
Koninklijke Philips NV	181,449	6,415,605
NN Group NV	64,059	2,548,370
NXP Semiconductors NV	65,655	4,811,198
OCI NV (a)	7,755	157,888
Pharming Group NV (a)	87,658	75,906
PostNL NV	172,704	394,261
Randstad NV	12,798	586,518
Royal Dutch Shell PLC Class A	885,722	26,029,878
Royal Dutch Shell PLC Class B	726,166	21,641,370
SBM Offshore NV	82,667	1,221,422
Signify NV (e)	28,997	678,538
Wolters Kluwer NV	60,135	3,551,280
		126,783,266
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	323,147	2,416,052
Air New Zealand, Ltd.	248,558	516,679
Auckland International Airport, Ltd.	112,195	540,168
Fisher & Paykel Healthcare Corp., Ltd.	135,206	1,178,611
Fletcher Building, Ltd. (a)	85,533	279,888
Goodman Property Trust REIT	460,143	472,080
Infratil, Ltd.	196,801	481,672
Kiwi Property Group, Ltd.	521,543	477,369
Spark New Zealand, Ltd.	354,667	986,961
Stride Property Group	302,422	391,383
Vital Healthcare Property Trust REIT	417,987	585,788
Xero, Ltd. (a)	33	976
		8,327,627
NORWAY — 0.7%
Akastor ASA (a)	27,634	41,678
Aker Solutions ASA (a)	27,634	126,567
Asetek A/S (a)(b)	13,644	63,972
DNB ASA	238,160	3,799,657
DNO ASA	157,932	228,896
Equinor ASA	231,025	4,902,426
Marine Harvest ASA	68,165	1,438,218
Nordic Nanovector ASA (a)(b)	18,730	110,315
Norsk Hydro ASA	399,464	1,808,836
Orkla ASA	382,741	3,007,420
Schibsted ASA Class A	13,598	455,405
Schibsted ASA Class B	13,438	407,370
Storebrand ASA	221,441	1,576,324
Telenor ASA	203,034	3,927,429
TGS Nopec Geophysical Co. ASA	22,492	542,355
Yara International ASA	66,882	2,575,905
		25,012,773
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R (a)	1,658,501	435,112
EDP - Energias de Portugal SA	680,431	2,371,618
Galp Energia SGPS SA	82,915	1,307,549
Security Description	Shares	Value
Jeronimo Martins SGPS SA	47,753	$ 564,449
Mota-Engil SGPS SA (a)(b)	107,354	197,582
NOS SGPS SA	254,404	1,539,902
Pharol SGPS SA (a)(b)	294,305	54,906
		6,471,118
ROMANIA — 0.0% (d)
NEPI Rockcastle PLC (b)	2,348	18,445
SINGAPORE — 1.2%
AIMS AMP Capital Industrial REIT	578,498	564,492
Ascendas Hospitality Trust	833,500	470,869
Ascendas Real Estate Investment Trust	392,215	739,540
Cache Logistics Trust REIT	773,629	394,477
CapitaLand Mall Trust REIT	451,300	748,304
CapitaLand, Ltd.	1,289,000	2,941,152
China New Town Development Co., Ltd. (f)	1,443,800	36,882
City Developments, Ltd.	123,200	733,957
ComfortDelGro Corp., Ltd.	392,300	618,815
COSCO Shipping International Singapore Co., Ltd. (a)(b)	1,873,400	453,574
DBS Group Holdings, Ltd.	380,092	6,606,294
Genting Singapore, Ltd.	2,617,564	1,872,432
IGG, Inc.	52,000	71,332
Jardine Cycle & Carriage, Ltd.	3,333	86,443
Keppel REIT	189,209	158,253
Keppel Corp., Ltd.	652,175	2,827,846
Lippo Malls Indonesia Retail Trust REIT	3,873,800	517,264
Oversea-Chinese Banking Corp., Ltd.	695,663	5,747,003
Sembcorp Industries, Ltd.	189,500	353,140
Singapore Airlines, Ltd.	199,856	1,381,250
Singapore Exchange, Ltd.	187,600	984,109
Singapore Press Holdings, Ltd. (b)	320,500	552,586
Singapore Technologies Engineering, Ltd.	135,800	347,720
Singapore Telecommunications, Ltd.	1,545,600	3,322,530
Soilbuild Business Space REIT	1,096,800	466,723
United Overseas Bank, Ltd.	253,108	4,562,629
UOL Group, Ltd.	127,754	580,189
Wilmar International, Ltd.	642,000	1,469,582
		39,609,387
SOUTH AFRICA — 0.0% (d)
Investec PLC	112,081	629,654
SOUTH KOREA — 4.8%
Advanced Process Systems Corp. (b)	6,649	129,309
Alteogen, Inc. (a)	5,190	133,029
Amorepacific Corp.	5,830	1,094,627
AMOREPACIFIC Group	5,394	351,446
Anterogen Co., Ltd. (a)	1,175	74,451

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
APS Holdings Corp. (a)	52	$ 197
Asiana Airlines, Inc. (a)	137,558	509,771
BNK Financial Group, Inc.	58,393	383,600
Celltrion Healthcare Co., Ltd. (a)(b)	8,404	567,146
Celltrion, Inc. (a)(b)	18,068	3,602,913
CJ CGV Co., Ltd.	21,890	804,347
CJ CheilJedang Corp.	2,294	679,483
CJ ENM Co., Ltd.	2,848	515,335
CMG Pharmaceutical Co., Ltd. (a)	28,975	109,974
CORESTEM, Inc. (a)	10,247	110,203
Coway Co., Ltd.	7,158	475,361
Crown Confectionery Co., Ltd.	11,968	99,751
CROWNHAITAI Holdings Co., Ltd.	10,731	108,676
CUROCOM Co., Ltd. (a)	28,502	32,952
Dae Han Flour Mills Co., Ltd.	7,911	1,247,836
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	502	15,364
DB Insurance Co., Ltd.	12,281	774,854
Deutsch Motors, Inc. (a)	23,621	108,812
Digitech Systems Co., Ltd. (a)(g)	19,094	—
DIO Corp. (a)	4,767	122,828
Dongkuk Industries Co., Ltd.	281,318	616,439
Dongwon F&B Co., Ltd.	4,265	1,098,931
Dongwon Industries Co., Ltd.	4,846	881,644
DY Corp.	38,680	189,621
E-MART, Inc.	3,038	496,895
Eyegene, Inc. (a)	7,463	95,980
GS Engineering & Construction Corp.	16,047	629,195
GS Holdings Corp.	12,984	600,443
GS Home Shopping, Inc.	4,236	681,830
GY Commerce Co., Ltd. (a)(f)	32,705	65,949
Hana Financial Group, Inc.	47,797	1,552,824
Hana Tour Service, Inc.	14,692	905,906
Hancom, Inc.	32,092	373,898
Hankook Shell Oil Co., Ltd.	1,798	542,236
Hankook Tire Co., Ltd.	7,301	262,713
Hanmi Pharm Co., Ltd.	1,450	602,975
Hanmi Science Co., Ltd.	7,842	555,223
Hanssem Co., Ltd. (b)	8,484	512,477
Harim Co., Ltd. (a)(b)	169,133	424,424
HDC Hyundai Engineering Plastics Co., Ltd.	209,659	807,031
HLB, Inc. (a)	3,290	235,590
Hotel Shilla Co., Ltd. (b)	17,685	1,212,495
HS Industries Co., Ltd.	27,829	170,595
Huons Co., Ltd.	12,907	828,232
Huons Global Co., Ltd.	8,801	348,238
Hyundai Construction Equipment Co., Ltd. (a)	764	29,237
Hyundai Electric & Energy System Co., Ltd. (a)	656	13,052
Hyundai Elevator Co., Ltd. (b)	11,052	1,059,835
Security Description	Shares	Value
Hyundai Engineering & Construction Co., Ltd.	13,244	$ 648,075
Hyundai Glovis Co., Ltd.	2,263	261,630
Hyundai Heavy Industries Co., Ltd. (a)	4,841	557,509
Hyundai Heavy Industries Holdings Co., Ltd. (a)	3,075	953,531
Hyundai Hy Communications & Network Co., Ltd.	203,250	739,555
Hyundai Mobis Co., Ltd.	12,788	2,177,559
Hyundai Motor Co.	28,321	3,007,742
Hyundai Motor Co. Preference Shares	4,673	322,478
Hyundai Steel Co.	15,791	640,386
Industrial Bank of Korea (a)	49,239	620,011
Infinitt Healthcare Co., Ltd. (a)	65,023	343,821
Inscobee, Inc. (a)	14,187	63,192
Interpark Holdings Corp.	27,356	57,615
Jeil Pharmaceutical Co., Ltd.	1,601	66,864
Jenax, Inc. (a)(b)	68,523	761,503
JoyCity Corp. (a)	9,857	90,990
Kakao Corp. (a)	7,259	670,082
Kangstem Biotech Co., Ltd. (a)	6,876	134,340
Kangwon Land, Inc.	15,710	450,547
KB Financial Group, Inc. (a)(b)	107,799	4,492,430
KCC Corp.	554	153,420
Kia Motors Corp.	40,876	1,234,559
Kiwi Media Group Co., Ltd. (a)	136,875	50,295
KIWOOM Securities Co., Ltd.	32,362	2,268,066
Koh Young Technology, Inc.	52,728	3,898,602
Korea Aerospace Industries, Ltd. (a)	8,903	254,531
Korea Electric Power Corp. ADR (a)(b)	149,362	2,203,089
Korea Investment Holdings Co., Ltd.	10,521	561,032
Korea Zinc Co., Ltd.	2,497	967,873
Korean Air Lines Co., Ltd.	16,263	481,710
KT Corp. ADR (a)	140,340	1,995,635
KT&G Corp. (a)	23,303	2,119,784
KyungDong City Gas Co., Ltd.	2,985	88,817
LG Chem, Ltd.	8,029	2,496,920
LG Chem, Ltd. Preference Shares	3,615	633,386
LG Display Co., Ltd. ADR (a)(b)	193,901	1,588,049
LG Display Co., Ltd. (a)(b)	40,323	652,294
LG Electronics, Inc. (a)	23,133	1,291,617
LG Household & Health Care, Ltd.	1,849	1,824,475
LG Uplus Corp.	42,680	675,123
Lotte Chemical Corp.	2,483	616,411
Lotte Corp. (a)	14,613	690,182
Lotte Food Co., Ltd.	1,249	793,638
Lotte Shopping Co., Ltd.	2,437	460,841
Medifron DBT Co., Ltd. (a)	24,666	105,115
Medy-Tox, Inc.	3,197	1,655,518

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Mirae Asset Daewoo Co., Ltd.	71,914	$ 420,862
Modetour Network, Inc.	77,054	1,664,278
Muhak Co., Ltd.	44,535	542,818
NAVER Corp.	29,877	3,266,709
NCSoft Corp.	3,048	1,274,325
Netmarble Corp. (b)(e)	11,693	1,168,462
Nexon GT Co., Ltd. (a)	34,563	202,583
NHN Entertainment Corp. (a)	1,154	59,262
NSN Co., Ltd. (a)	325	456
OCI Co., Ltd.	2,310	221,518
Orientbio, Inc. (a)(b)	32,648	16,590
Orion Corp/Republic of Korea	2,967	319,089
Orion Holdings Corp.	669	10,253
Ottogi Corp.	1,275	827,299
Pharmicell Co., Ltd. (a)	8,264	90,357
POSCO ADR	90,886	4,993,277
Prostemics Co., Ltd. (a)(b)	18,886	91,739
S-1 Corp.	6,696	603,108
Sajo Industries Co., Ltd.	28,207	1,260,189
Samsung Biologics Co., Ltd. (a)(e)	2,647	916,890
Samsung C&T Corp.	17,198	1,626,088
Samsung Electro-Mechanics Co., Ltd. (b)	10,340	959,123
Samsung Electronics Co., Ltd. GDR (b)	41,048	35,588,616
Samsung Electronics Co., Ltd. Preference Shares (b)	138,572	3,943,055
Samsung Engineering Co., Ltd. (a)	23,589	372,080
Samsung Fire & Marine Insurance Co., Ltd.	4,938	1,190,466
Samsung Heavy Industries Co., Ltd. (a)	69,189	459,482
Samsung Life Insurance Co., Ltd.	15,248	1,115,107
Samsung SDI Co., Ltd. (a)	11,034	2,165,662
Samsung SDS Co., Ltd.	6,769	1,237,566
Shinhan Financial Group Co., Ltd. (a)	87,570	3,107,879
Shinsegae Food Co., Ltd.	10,891	833,565
Shinsegae, Inc.	1,839	421,925
SillaJen, Inc. (a)(b)	13,547	892,368
SK Bioland Co., Ltd.	50,201	713,108
SK Holdings Co., Ltd.	6,202	1,445,169
SK Hynix, Inc. (a)(b)	106,733	5,787,190
SK Innovation Co., Ltd.	22,510	3,621,209
SK Telecom Co., Ltd. ADR	116,957	3,134,448
S-Oil Corp.	7,375	645,759
Straffic Co., Ltd. (a)	9,239	84,872
SundayToz Corp. (a)(b)	4,642	77,589
TOBESOFT Co., Ltd. (a)	13,024	63,031
ViroMed Co., Ltd. (a)	1,108	252,224
WillBes & Co (a)	33,641	39,647
Wonpung Mulsan Co., Ltd. (a)	37,028	101,878
Woori Bank (a)	100,250	1,401,595
Youlchon Chemical Co., Ltd.	40,737	470,969
Security Description	Shares	Value
Yungjin Pharmaceutical Co., Ltd. (a)	16,368	$ 87,136
		164,455,885
SPAIN — 2.4%
Abertis Infraestructuras SA (b)(f)	1,675	35,155
Acciona SA	5,164	436,248
Acerinox SA	28,297	280,196
ACS Actividades de Construccion y Servicios SA	41,543	1,606,582
Aena SME SA (e)	14,721	2,284,443
Amadeus IT Group SA	89,218	6,205,043
Atresmedia Corp. de Medios de Comunicacion SA (b)	45,403	226,398
Banco Bilbao Vizcaya Argentaria SA	1,352,047	7,164,593
Banco de Sabadell SA	953,980	1,091,087
Banco Santander SA	3,170,970	14,401,703
Bankia SA (b)	148,820	435,516
Bankinter SA	163,562	1,312,197
Bolsas y Mercados Espanoles SHMSF SA	12,240	340,289
CaixaBank SA	695,864	2,516,889
Cellnex Telecom SA (a)(e)	29,632	758,435
Distribuidora Internacional de Alimentacion SA (b)	152,812	80,618
Ebro Foods SA (b)	20,559	409,875
Enagas SA (b)	45,226	1,220,639
Endesa SA	61,506	1,415,352
Faes Farma SA	56,478	191,752
Ferrovial SA	90,436	1,829,343
Grifols SA	81,678	2,138,177
Grifols SA ADR	50,390	925,160
Iberdrola SA	1,081,755	8,678,515
Indra Sistemas SA (a)	99,640	937,995
Industria de Diseno Textil SA	221,333	5,654,925
Inmobiliaria Colonial Socimi SA REIT	58,286	542,032
Let's GOWEX SA (a)(b)(g)	4,019	—
Mapfre SA	191,710	508,436
Mediaset Espana Comunicacion SA	40,029	251,218
Merlin Properties Socimi SA REIT	62,791	774,142
Naturgy Energy Group SA	71,699	1,824,490
Pharma Mar SA (a)(b)	210,391	262,154
Red Electrica Corp. SA	86,419	1,925,908
Repsol SA	290,092	4,669,190
Sacyr SA	106,794	212,910
Siemens Gamesa Renewable Energy SA (a)	44,532	541,648
Telefonica SA	918,654	7,707,118
Viscofan SA	8,370	460,420
		82,256,791
SWEDEN — 2.5%
Alfa Laval AB	166,056	3,552,115

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Arjo AB Class B	14,757	$ 47,188
Assa Abloy AB Class B	197,476	3,522,598
Atlas Copco AB Class A	127,292	3,022,267
Atlas Copco AB Class B	78,029	1,701,424
Bilia AB Class A	60,068	561,326
BillerudKorsnas AB (b)	35,391	421,138
Boliden AB	53,055	1,148,846
Castellum AB	53,104	978,422
Dometic Group AB (e)	57,664	357,723
Electrolux AB Class B	96,351	2,033,338
Elekta AB Class B	51,887	616,556
Epiroc AB Class A (a)	127,292	1,203,738
Epiroc AB Class B (a)	78,029	694,229
Essity AB Class B	118,229	2,901,767
Fabege AB	54,457	725,778
Fastighets AB Balder Class B (a)	18,783	533,882
Getinge AB Class B	20,022	180,440
Hennes & Mauritz AB Class B (b)	203,233	2,888,772
Hexagon AB Class B	51,711	2,379,703
Hexpol AB	62,189	491,362
Holmen AB Class B	19,294	380,707
Husqvarna AB Class B	82,025	607,843
ICA Gruppen AB (b)	15,411	550,675
Industrivarden AB Class A	38,725	800,196
Industrivarden AB Class C	32,718	661,309
Indutrade AB	17,357	402,511
Intrum AB (b)	14,212	329,738
Investor AB Class B	77,806	3,296,236
JM AB (b)	16,182	315,761
Karo Pharma AB (b)	281,671	1,177,091
Kinnevik AB Class B	64,114	1,545,386
KNOW IT AB	76,276	1,321,474
L E Lundbergforetagen AB Class B	14,228	419,176
Loomis AB Class B	14,122	455,556
Lundin Petroleum AB	45,315	1,131,616
Modern Times Group MTG AB Class B	3,095	102,284
NetEnt AB (a)	283,113	1,167,150
Nibe Industrier AB Class B	75,135	770,515
Opus Group AB (b)	293,502	158,241
Qliro Group AB (a)(b)	229,381	237,509
SAA b AB	3,598	123,940
SAAB AB Class B (b)	17,122	594,433
Sandvik AB	306,624	4,369,795
Securitas AB Class B	63,824	1,024,038
Skandinaviska Enskilda Banken AB Class A	346,179	3,361,890
Skanska AB Class B	79,677	1,267,161
SKF AB Class B	72,837	1,104,568
Svenska Cellulosa AB SCA Class B	98,308	761,994
Svenska Handelsbanken AB Class A	296,509	3,287,540
Swedbank AB Class A	205,182	4,576,520
Swedish Match AB	31,526	1,241,362
Security Description	Shares	Value
Swedish Orphan Biovitrum AB (a)	43,921	$ 956,113
Tele2 AB Class B	170,597	2,173,388
Telefonaktiebolaget LM Ericsson Class B	687,082	6,038,612
Telia Co. AB	472,112	2,235,461
Tethys Oil AB	61,490	449,219
Trelleborg AB Class B	48,395	760,654
Volvo AB Class A	69,737	914,006
Volvo AB Class B	315,562	4,127,006
		85,161,286
SWITZERLAND — 7.3%
ABB, Ltd.	399,100	7,568,649
Adecco Group AG	59,601	2,776,906
Aryzta AG (a)	79,724	88,030
Baloise Holding AG	9,739	1,337,655
Barry Callebaut AG	594	922,514
Chocoladefabriken Lindt & Spruengli AG (c)	200	1,237,574
Chocoladefabriken Lindt & Spruengli AG (c)	12	892,270
Cie Financiere Richemont SA	104,096	6,652,514
Clariant AG (a)	56,924	1,044,588
Coca-Cola HBC AG (a)	34,740	1,084,884
Comet Holding AG (a)(b)	10,881	880,259
Credit Suisse Group AG (a)	403,017	4,415,281
Dufry AG (a)(b)	6,410	605,497
EMS-Chemie Holding AG	1,302	616,792
Ferguson PLC	67,866	4,336,400
Flughafen Zurich AG	3,796	625,735
Geberit AG	7,698	2,985,337
Georg Fischer AG	681	543,322
Givaudan SA	1,909	4,407,470
Glencore PLC (a)	2,346,587	8,707,323
Idorsia, Ltd. (a)	19,417	319,480
Julius Baer Group, Ltd. (a)	65,590	2,329,383
Kuehne + Nagel International AG	23,878	3,060,444
LafargeHolcim, Ltd. (a)(c)	115,805	4,757,661
LafargeHolcim, Ltd. (a)(c)	1,947	79,747
Leonteq AG (a)	9,056	376,644
Logitech International SA	33,470	1,049,800
Lonza Group AG (a)	13,513	3,491,338
Meyer Burger Technology AG (a)	25,055	15,250
Nestle SA	579,903	46,942,848
Novartis AG	512,131	43,659,453
Partners Group Holding AG (b)	3,794	2,293,796
PSP Swiss Property AG	7,728	759,238
Roche Holding AG Bearer Shares	5,142	1,248,727
Roche Holding AG	145,501	35,925,079
Schindler Holding AG (c)	8,962	1,770,036
Schindler Holding AG (c)	4,546	878,949
SGS SA	1,231	2,759,698
Sika AG (a)(c)	9	1,138

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sika AG (c)	33,836	$ 4,276,695
Sonova Holding AG	11,024	1,795,957
STMicroelectronics NV (b)	162,796	2,276,006
Straumann Holding AG	1,956	1,226,220
Sulzer AG	14,727	1,166,000
Swatch Group AG (c)	5,955	1,731,891
Swatch Group AG (c)	11,608	668,832
Swiss Life Holding AG (a)	6,419	2,465,240
Swiss Prime Site AG (a)	14,076	1,135,875
Swiss Re AG	69,699	6,371,753
Swisscom AG	5,123	2,440,934
Temenos AG (a)	19,265	2,304,061
u-blox Holding AG (a)	3,280	262,686
UBS Group AG (a)	666,702	8,274,598
Vifor Pharma AG	7,176	778,164
Zurich Insurance Group AG	33,781	10,043,834
		250,666,455
UNITED ARAB EMIRATES — 0.0% (d)
NMC Health PLC	17,035	593,596
UNITED KINGDOM — 13.4%
3i Group PLC	191,205	1,883,373
Admiral Group PLC	48,750	1,270,941
Afren PLC (a)(b)(g)	55,933	—
Aggreko PLC	43,246	403,502
Anglo American PLC	308,913	6,876,396
Ashtead Group PLC	87,264	1,819,352
Associated British Foods PLC	71,020	1,847,915
AstraZeneca PLC	269,676	20,171,365
Auto Trader Group PLC (e)	148,157	858,175
Aviva PLC	1,011,513	4,837,427
Avon Rubber PLC	91,272	1,453,050
B&M European Value Retail SA	154,040	552,262
Babcock International Group PLC	102,873	641,076
BAE Systems PLC	621,656	3,635,674
Balfour Beatty PLC	533,608	1,694,250
Barclays PLC	2,796,119	5,360,223
Barratt Developments PLC	319,942	1,885,808
BBA Aviation PLC	233,590	649,145
Beazley PLC	104,886	672,589
Bellway PLC	20,038	641,838
Berkeley Group Holdings PLC	21,196	939,164
Big Yellow Group PLC REIT	55,361	615,885
BP PLC	3,744,196	23,649,908
British American Tobacco PLC	442,627	14,093,242
British Land Co. PLC REIT	343,526	2,332,828
Britvic PLC	42,760	435,401
BT Group PLC	1,875,138	5,686,246
BTG PLC (a)	75,048	793,323
Bunzl PLC	66,003	1,991,415
Burberry Group PLC	109,053	2,410,434
Cairn Energy PLC (a)	86,913	166,039
Capita PLC (a)	460,896	658,904
Security Description	Shares	Value
Capital & Counties Properties PLC	148,027	$ 435,686
Carnival PLC	63,197	3,028,752
Centamin PLC	452,019	626,352
Centrica PLC	1,357,737	2,332,709
CNH Industrial NV	197,713	1,773,770
Cobham PLC (a)	346,180	430,842
Coca-Cola European Partners PLC (a)	45,873	2,103,277
Compass Group PLC	332,309	6,983,273
Croda International PLC	26,415	1,576,134
CYBG PLC	146,718	343,954
Daily Mail & General Trust PLC Class A	45,191	330,943
DCC PLC	16,800	1,280,579
Derwent London PLC REIT	22,476	816,683
Diageo PLC	539,641	19,209,662
Dialog Semiconductor PLC (a)	15,473	398,687
Direct Line Insurance Group PLC	284,506	1,154,799
Dixons Carphone PLC	201,803	308,677
Drax Group PLC	76,283	348,589
DS Smith PLC	136,074	518,698
easyJet PLC	49,806	700,934
Experian PLC	220,101	5,340,107
Fiat Chrysler Automobiles NV (a)	212,062	3,074,353
Firstgroup PLC (a)	687,410	730,155
Foxtons Group PLC (b)	72,335	49,011
G4S PLC	720,365	1,806,931
GlaxoSmithKline PLC	1,033,862	19,635,025
Grafton Group PLC	43,218	353,923
Great Portland Estates PLC REIT	55,986	469,963
Greene King PLC	60,899	409,522
GVC Holdings PLC	108,694	933,036
GW Pharmaceuticals PLC ADR (a)	5,710	556,097
Halma PLC	75,240	1,307,062
Hammerson PLC REIT	146,354	613,990
Hansteen Holdings PLC REIT	83,980	99,096
Hargreaves Lansdown PLC	39,062	919,866
Hays PLC	274,805	489,988
Hiscox, Ltd.	58,208	1,201,707
HomeServe PLC	79,506	876,395
Howden Joinery Group PLC	117,936	654,285
HSBC Holdings PLC	3,965,864	32,674,425
IG Group Holdings PLC	71,810	521,306
IMI PLC	45,872	551,509
Imperial Brands PLC	189,894	5,748,750
Inchcape PLC	82,343	578,369
Indivior PLC (a)	159,770	228,613
Informa PLC	236,300	1,896,597
Inmarsat PLC	60,857	293,986
InterContinental Hotels Group PLC	41,295	2,228,378
Intermediate Capital Group PLC	58,655	698,473

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
International Consolidated Airlines Group SA	134,395	$ 1,057,802
International Personal Finance PLC	66,592	174,373
Intertek Group PLC	33,251	2,032,726
Intu Properties PLC REIT	157,294	227,174
ITV PLC	721,721	1,147,601
J Sainsbury PLC	485,792	1,639,567
John Wood Group PLC	206,185	1,329,267
Johnson Matthey PLC	39,271	1,399,935
Just Eat PLC (a)	102,309	764,605
Keller Group PLC	19,922	125,214
Kingfisher PLC	771,812	2,039,683
Land Securities Group PLC REIT	243,214	2,491,688
Legal & General Group PLC	1,164,482	3,425,924
Lloyds Banking Group PLC	13,811,001	9,120,253
London Stock Exchange Group PLC	61,411	3,177,014
Lonmin PLC (a)	39,805	22,864
Man Group PLC	543,177	920,081
Marks & Spencer Group PLC	494,947	1,558,261
Meggitt PLC	124,650	747,732
Melrose Industries PLC	916,317	1,912,164
Micro Focus International PLC	85,297	1,502,412
Mondi PLC	143,680	2,989,155
National Grid PLC	788,146	7,670,907
Next PLC	42,091	2,139,459
Ocado Group PLC (a)	78,770	792,539
Ophir Energy PLC (a)	116,779	53,096
Pearson PLC	234,965	2,808,175
Pennon Group PLC	82,052	723,986
Persimmon PLC	31,115	764,822
Petrofac, Ltd.	47,151	286,446
Phoenix Group Holdings PLC	110,634	793,850
Provident Financial PLC (a)	21,847	159,990
Prudential PLC	502,743	8,976,913
Randgold Resources, Ltd.	34,114	2,844,079
Reach PLC	93,137	78,289
Reckitt Benckiser Group PLC	141,244	10,816,685
RELX PLC (c)	247,983	5,105,410
RELX PLC (c)	201,539	4,140,095
Rentokil Initial PLC	364,276	1,564,412
Rightmove PLC	200,783	1,105,338
Rio Tinto PLC	232,783	11,058,420
Rio Tinto, Ltd.	77,580	4,285,741
Rolls-Royce Holdings PLC (a)	422,546	4,466,682
Royal Bank of Scotland Group PLC	883,435	2,438,184
Royal Mail PLC	90,044	312,044
RPC Group PLC	80,316	666,934
RSA Insurance Group PLC	268,960	1,759,323
Sage Group PLC	220,988	1,692,642
Schroders PLC	22,495	699,910
Segro PLC REIT	182,278	1,366,430
Serco Group PLC (a)	356,628	434,216
Security Description	Shares	Value
Severn Trent PLC	47,093	$ 1,088,894
Shaftesbury PLC REIT	54,972	581,452
Shire PLC	175,018	10,186,662
Smith & Nephew PLC	188,472	3,514,155
Smiths Group PLC	194,002	3,370,184
Spectris PLC	24,260	704,155
Spirax-Sarco Engineering PLC	14,200	1,128,511
Sports Direct International PLC (a)	30,878	93,518
SSE PLC	291,668	4,017,430
SSP Group PLC	91,725	756,299
St James's Place PLC	102,998	1,238,323
Standard Chartered PLC	572,929	4,445,954
Standard Life Aberdeen PLC	730,863	2,389,898
TalkTalk Telecom Group PLC (b)	85,778	124,432
Tate & Lyle PLC	179,392	1,507,926
Taylor Wimpey PLC	485,254	842,051
Telecom Plus PLC	12,275	223,871
Tesco PLC	2,149,614	5,204,459
Thomas Cook Group PLC	211,252	82,760
TP ICAP PLC	115,163	441,481
Travis Perkins PLC	31,522	429,567
Tullow Oil PLC (a)	357,196	814,770
Unilever NV	326,455	17,696,526
Unilever PLC	283,162	14,816,692
United Utilities Group PLC	139,864	1,311,399
Victrex PLC	18,687	544,538
Vodafone Group PLC	5,666,469	11,034,508
Weir Group PLC	22,851	377,757
Whitbread PLC	37,313	2,176,025
William Hill PLC	283,444	559,541
Wm Morrison Supermarkets PLC	776,944	2,110,142
Workspace Group PLC REIT	46,512	470,051
WPP PLC	264,425	2,851,109
		457,516,620
UNITED STATES — 0.2%
Argonaut Gold, Inc. (a)(b)	69,306	79,161
Flex, Ltd. (a)	271,645	2,067,218
ICON PLC (a)	12,146	1,569,385
International Game Technology PLC (b)	20,694	302,753
REC Silicon ASA (a)(b)	598,101	40,752
Spotify Technology SA (a)	9,300	1,055,550
Stratasys, Ltd. (a)(b)	9,081	163,549
Tahoe Resources, Inc. (a)	28,320	103,053
		5,381,421
TOTAL COMMON STOCKS (Cost $3,864,726,137)		3,403,058,908

See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
WARRANTS — 0.0% (d)
FRANCE — 0.0% (d)
CGG SA (expiring 02/21/23) (a)	13	$ 1
TOTAL WARRANTS (Cost $2)		1
RIGHTS — 0.0% (d)
SOUTH KOREA — 0.0% (d)
Orientbio, Inc. (expiring 01/25/19) (a) (f)	10,111	607
SPAIN — 0.0% (d)
Faes Farma SA (expiring 12/28/18) (a) (f)	50,846	5,953
Repsol SA (expiring 01/14/19) (a)	284,692	130,178
(Cost $139,375)		136,131
TOTAL RIGHTS (Cost $139,375)		136,738
SHORT-TERM INVESTMENT — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (h) (i) (Cost $34,538,394)	34,538,394	34,538,394
TOTAL INVESTMENTS — 100.7% (Cost $3,899,403,908)		3,437,734,041
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(22,899,195)
NET ASSETS — 100.0%		$ 3,414,834,846

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $199,761 representing 0.0% of net assets.
(g)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,402,865,707	$193,201	$ 0(a)	$3,403,058,908
Rights	130,178	6,560	—	136,738
Warrants	1	—	—	1
Short-Term Investment	34,538,394	—	—	34,538,394
TOTAL INVESTMENTS	$3,437,534,280	$199,761	$ 0	$3,437,734,041
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2018.
See accompanying notes to schedule of investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,540,078	$ 6,540,078	$ 62,516,906	$ 69,056,984	$—	$—	—	$ —	$ 36,695	$—
State Street Navigator Securities Lending Government Money Market Portfolio	63,672,719	63,672,719	156,172,754	185,307,079	—	—	34,538,394	34,538,394	313,936	—
Total		$70,212,797	$218,689,660	$254,364,063	$—	$—		$34,538,394	$350,631	$—
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 6.4%
A2B Australia, Ltd. (a)	125,694	$ 194,675
Abacus Property Group REIT	178,345	410,564
Accent Group, Ltd.	291,443	246,211
AET&D Holdings No. 1 Pty, Ltd. (a)(b)	110,316	—
Altura Mining, Ltd. (a)(c)	1,776,051	175,048
AMA Group, Ltd. (a)	350,433	213,400
Appen, Ltd.	58,088	524,669
ARB Corp., Ltd. (a)	46,329	489,234
Ardent Leisure Group, Ltd. (a)	136,145	141,852
Arena REIT	194,588	330,146
ARQ Group, Ltd. (a)	174,444	240,705
Astro Japan Property Group REIT (b)(c)	33,776	—
Aurelia Metals, Ltd. (c)	583,178	279,179
Ausdrill, Ltd.	230,553	193,148
Australian Agricultural Co., Ltd. (a)(c)	206,699	160,068
Australian Pharmaceutical Industries, Ltd.	331,843	322,392
Aveo Group	133,241	150,083
Bapcor, Ltd.	111,670	463,046
BCI Minerals, Ltd. (c)	3	—
Bega Cheese, Ltd. (a)	93,941	326,043
Bellamy's Australia, Ltd. (a)(c)	51,500	265,031
Bingo Industries, Ltd. (a)	277,964	362,999
Bravura Solutions, Ltd.	94,839	247,037
Breville Group, Ltd.	63,530	476,770
Brickworks, Ltd.	44,194	517,402
Bubs Australia, Ltd. (a)(c)	630,216	204,089
Buru Energy, Ltd. (c)	12	2
BWP Trust REIT	182,202	452,794
BWX, Ltd. (a)	63,479	70,609
Cedar Woods Properties, Ltd.	66,023	235,190
Central Petroleum, Ltd. (c)	21	2
Charter Hall Education Trust	159,877	333,158
Charter Hall Long Wale REIT	89,649	270,123
Charter Hall Retail REIT	269,021	848,470
Class, Ltd. (a)	193,427	189,280
Collins Foods, Ltd.	55,629	242,026
Cooper Energy, Ltd. (a)(c)	988,753	309,756
Costa Group Holdings, Ltd.	204,307	1,067,234
Credit Corp. Group, Ltd. (a)	29,942	395,445
Cromwell Property Group REIT	599,950	418,141
CSR, Ltd.	275,045	544,105
Dacian Gold, Ltd. (a)(c)	138,786	244,263
Data#3, Ltd.	6	6
Domain Holdings Australia, Ltd.	108,842	170,873
Eclipx Group, Ltd.	159,459	272,790
Elders, Ltd.	67,986	337,907
Emeco Holdings, Ltd. (c)	132,961	190,017
EML Payments, Ltd. (c)	204,250	214,250
ERM Power, Ltd.	244,207	269,057
Estia Health, Ltd.	108,356	174,687
Security Description	Shares	Value
Evolution Mining, Ltd.	45	$ 117
FAR, Ltd. (a)(c)	4,640,042	218,861
Fleetwood Corp., Ltd.	30	42
G8 Education, Ltd.	444	885
Galaxy Resources, Ltd. (a)(c)	177,272	270,815
GDI Property Group REIT	237,351	225,578
Genworth Mortgage Insurance Australia, Ltd. (a)	96,734	149,141
Gold Road Resources, Ltd. (a)(c)	497,852	227,817
GrainCorp, Ltd. Class A	114,233	737,451
Greencross, Ltd.	74	283
Greenland Minerals, Ltd. (c)	98	5
Growthpoint Properties Australia, Ltd. REIT	85,711	225,674
GUD Holdings, Ltd.	49,761	393,757
GWA Group, Ltd.	145,799	285,346
Hansen Technologies, Ltd.	106,099	260,681
Healius, Ltd.	363,349	570,429
Horizon Oil, Ltd. (c)	54	4
Hotel Property Investments REIT	91,262	204,310
HT&E, Ltd. (a)	76,333	84,907
HUB24, Ltd.	32,373	270,752
Icon Energy, Ltd. (c)	24	—
IDP Education, Ltd.	52,653	365,858
Imdex, Ltd. (c)	338,300	254,835
IMF Bentham, Ltd. (a)	126,048	278,637
Independence Group NL	148,998	400,697
Industria REIT	108,233	208,015
Infigen Energy (c)	5,117	1,675
Ingenia Communities Group REIT	69,245	146,245
Inghams Group, Ltd. (a)	92,781	269,763
Integrated Research, Ltd. (a)	155,678	193,439
InvoCare, Ltd. (a)	137,560	997,475
ioneer, Ltd. (c)	14,346	1,717
ioneer, Ltd. (a)(c)	1,247,023	149,244
IPH, Ltd.	113,304	431,534
IRESS, Ltd.	58,919	461,246
Jupiter Mines, Ltd.	1,041,945	183,382
Karoon Energy, Ltd. (a)(c)	355,072	211,225
Kidman Resources, Ltd. (a)(c)	314,596	241,408
Kingsgate Consolidated, Ltd. (c)	1,494	168
Kogan.com, Ltd.	66,454	159,064
Liquefied Natural Gas, Ltd. (a)(c)	282,167	102,302
Lovisa Holdings, Ltd. (a)	39,755	173,802
Lynas Corp., Ltd. (a)(c)	392,760	438,257
MACA, Ltd. (a)	342,572	225,495
Mayne Pharma Group, Ltd. (c)	1,024,123	558,761
McMillan Shakespeare, Ltd. (a)	45,616	446,701
Mesoblast, Ltd. (a)(c)	225,280	183,973
Metcash, Ltd.	522,203	900,695
Mincor Resources NL (c)	9	2
Monadelphous Group, Ltd.	51,201	496,346
Monash IVF Group, Ltd.	348,868	244,375
Money3 Corp., Ltd.	185,334	215,284
Mount Gibson Iron, Ltd.	58,096	21,881
Myer Holdings, Ltd. (a)(c)	478,837	139,897

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MYOB Group, Ltd.	258,665	$ 611,856
Nanosonics, Ltd. (a)(c)	170,202	340,295
Navigator Global Investments, Ltd.	67,487	199,546
Navitas, Ltd. (a)	158,630	565,078
nearmap, Ltd. (c)	217,070	229,226
Netwealth Group, Ltd.	48,176	255,387
New Century Resources, Ltd. (a)(c)	377,518	220,591
New South Resources, Ltd. (c)	325,544	402,216
NEXTDC, Ltd. (a)(c)	207,301	891,693
Nick Scali, Ltd. (a)	45,657	169,712
Nine Entertainment Co. Holdings, Ltd.	840,326	816,393
NRW Holdings, Ltd.	215,478	244,990
Nufarm, Ltd. (a)	121,120	508,200
OceanaGold Corp.	361,899	1,319,561
OFX Group, Ltd.	247,165	304,507
oOh!media, Ltd.	142,173	342,307
Orocobre, Ltd. (a)(c)	106,024	241,090
Perpetual, Ltd.	27,345	625,268
Perseus Mining, Ltd. (c)	614,385	181,661
Pilbara Minerals, Ltd. (a)(c)	1,216,916	535,443
Praemium, Ltd. (c)	360,117	162,254
Propertylink Group REIT (a)	402,798	324,687
Quintis, Ltd. (a)(b)(c)	148,677	—
Regis Healthcare, Ltd.	110,112	204,650
Regis Resources, Ltd.	331,008	1,125,533
Resolute Mining, Ltd.	339,299	275,891
Rural Funds Group REIT	184,980	278,683
Sandfire Resources NL	118,259	556,139
Saracen Mineral Holdings, Ltd. (c)	516,547	1,065,492
Service Stream, Ltd.	242,587	300,575
Seven West Media, Ltd. (c)	530,837	205,540
SG Fleet Group, Ltd.	83,230	179,297
Shopping Centres Australasia Property Group REIT	358,933	644,356
Silver Lake Resources, Ltd. (c)	300,881	117,560
Slater & Gordon, Ltd. (c)	41	59
SmartGroup Corp., Ltd.	50,645	316,608
SolGold PLC (a)(c)	744,049	348,251
Southern Cross Media Group, Ltd.	546,578	386,715
SpeedCast International, Ltd.	137,100	280,868
St Barbara, Ltd.	311,561	1,030,893
Starpharma Holdings, Ltd. (c)	261,356	218,034
Steadfast Group, Ltd.	418,741	810,682
Strandline Resources, Ltd. (c)	53	3
Sundance Energy Australia, Ltd. (c)	497,775	126,156
Super Retail Group, Ltd. (a)	63,244	313,002
Superloop, Ltd. (c)	114,378	122,394
Tap Oil, Ltd. (c)(d)	9	1
Tassal Group, Ltd.	141,956	441,722
Technology One, Ltd. (a)	141,400	613,201
Tiger Resources, Ltd. (b)(c)	2,464	—
Villa World, Ltd.	181,731	224,532
Security Description	Shares	Value
Virtus Health, Ltd.	18,188	$ 56,467
Vita Group, Ltd.	170	126
Viva Energy REIT	178,872	283,333
Vocus Group, Ltd. (a)(c)	362,269	816,119
Webjet, Ltd.	88,907	687,244
Westgold Resources, Ltd. (c)	104,766	64,905
		49,001,221
AUSTRIA — 0.3%
AT&S Austria Technologie & Systemtechnik AG	13,624	239,844
DO & Co. AG	3,921	352,897
FACC AG (a)	12,238	185,226
Palfinger AG	5,870	148,968
POLYTEC Holding AG (a)	4,719	45,206
Porr AG (a)	8,738	174,205
S IMMO AG	33,766	561,238
S&T AG (c)	25,405	459,150
Schoeller-Bleckmann Oilfield Equipment AG	5,415	355,005
		2,521,739
BELGIUM — 1.3%
Aedifica SA REIT	8,629	776,316
AGFA-Gevaert NV (c)	101,482	386,310
Balta Group NV (e)	52,189	198,071
Barco NV	11,370	1,285,464
Befimmo SA REIT	7,902	438,560
Bekaert SA (a)	23,639	569,103
Biocartis NV (c)(e)	19,679	223,611
Econocom Group SA	54,384	180,912
Euronav NV	107,143	761,829
Exmar NV (c)	39,349	268,991
Fagron	16,312	266,280
Intervest Offices & Warehouses NV REIT (a)	13,467	317,133
Ion Beam Applications (a)(c)	12,062	177,046
Kinepolis Group NV	3,805	212,265
Materialise NV ADR (a)(c)	20,378	408,171
MDxHealth (a)(c)	56,978	120,499
Mithra Pharmaceuticals SA (a)(c)	8,094	185,053
Radisson Hospitality AB (c)	77,508	358,435
Recticel SA	33,024	241,231
Retail Estates NV REIT	5,919	521,005
Sipef NV (a)	4,577	255,331
Tessenderlo Group SA (c)	30,490	1,014,270
Van de Velde NV	9,729	284,716
X-Fab Silicon Foundries SE (a)(c)(e)	49,599	241,538
		9,692,140
CANADA — 7.9%
Aecon Group, Inc.	31,768	409,602
Ag Growth International, Inc.	7,121	244,006
Aimia, Inc. (c)	102,909	278,031
Alamos Gold, Inc. Class A	246,029	884,465
Altius Minerals Corp.	40,880	323,556

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Altus Group, Ltd. (a)	21,395	$ 370,786
Arbutus Biopharma Corp. (a)(c)(f)	33,092	126,742
Arbutus Biopharma Corp. (c)(d)(f)	11,276	43,080
Aritzia, Inc. (a)(c)	35,799	429,861
Arrow Exploration Corp. (a)(c)	7,040	2,036
Artis Real Estate Investment Trust	51,634	349,318
Asanko Gold, Inc. (a)(c)	98,431	62,699
Athabasca Oil Corp. (a)(c)	174,879	126,761
Atrium Mortgage Investment Corp. (a)	39,050	359,965
ATS Automation Tooling Systems, Inc. (c)	37,633	396,499
AutoCanada, Inc. (a)	18,537	154,045
Badger Daylighting, Ltd. (a)	16,941	400,020
Ballard Power Systems, Inc. (a)(c)	80,023	192,177
Baytex Energy Corp. (c)	178,644	315,223
Birchcliff Energy, Ltd.	125,218	278,710
Black Diamond Group, Ltd. (c)	661	1,011
Boardwalk Real Estate Investment Trust	13,975	386,876
Bonterra Energy Corp. (a)	23,647	111,846
Boralex, Inc. Class A (a)	27,986	345,061
Boston Pizza Royalties Income Fund	21,076	233,166
Boyd Group Income Fund	5,649	467,165
Calfrac Well Services, Ltd. (a)(c)	26,349	47,072
Canaccord Genuity Group, Inc.	60,155	254,133
Canacol Energy, Ltd. (a)(c)	57,313	169,530
Canadian Solar, Inc. (a)(c)	20,491	293,841
CannTrust Holdings, Inc. (c)	45,974	221,152
CanWel Building Materials Group, Ltd. (a)	65,088	217,309
Cargojet, Inc.	7,966	431,254
Cascades, Inc.	28,562	213,933
Celestica, Inc. (c)	122,676	1,074,246
Centerra Gold, Inc. (c)	8,372	35,920
CES Energy Solutions Corp. (a)	162,615	375,046
Chemtrade Logistics Income Fund	24,904	191,092
Chorus Aviation, Inc. (a)	89,190	368,305
Cineplex, Inc. (a)	38,199	711,512
Cogeco, Inc.	4,902	209,030
Colossus Minerals, Inc. (b)(c)	390	—
Cominar Real Estate Investment Trust	60,821	498,752
Computer Modelling Group, Ltd. (a)	2,224	9,917
Continental Gold, Inc. (a)(c)	89,029	146,665
Copper Mountain Mining Corp. (a)(c)	331,431	174,718
Corus Entertainment, Inc. Class B	88,676	309,048
Crew Energy, Inc. (c)	90,521	56,998
CRH Medical Corp. (c)	71,195	217,891
Crius Energy Trust	56,896	190,375
Crombie Real Estate Investment Trust	20,895	191,540
Cronos Group, Inc. (a)(c)	95,117	1,001,452
Security Description	Shares	Value
Denison Mines Corp. (a)(c)	349,812	$ 161,357
Detour Gold Corp. (c)	103,960	877,624
DIRTT Environmental Solutions (a)(c)	34,097	152,535
Dream Industrial Real Estate Investment Trust	35,383	246,629
Dream Office Real Estate Investment Trust	20,975	342,314
DREAM Unlimited Corp. Class A (c)	53,696	268,912
Dundee Precious Metals, Inc. (c)	61,210	161,338
ECN Capital Corp.	247,820	625,991
Eldorado Gold Corp. (c)	4,737	13,874
Endeavour Mining Corp. (a)(c)	48,555	794,200
Endeavour Silver Corp. (a)(c)	46,727	100,584
Enerflex, Ltd.	46,646	545,763
Enghouse Systems, Ltd.	12,884	626,465
Ensign Energy Services, Inc.	62,690	219,860
Equitable Group, Inc.	7,294	315,728
Exchange Income Corp. (a)	14,316	296,215
Exco Technologies, Ltd.	38,764	256,289
Extendicare, Inc. (a)	51,282	238,425
Fiera Capital Corp. (a)	34,288	283,432
Firm Capital Mortgage Investment Corp.	34,796	335,018
First Majestic Silver Corp. (a)(c)	105,791	621,207
Fortuna Silver Mines, Inc. (c)	85,744	313,897
Freehold Royalties, Ltd. (a)	21,007	127,199
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
goeasy, Ltd. (a)	7,098	185,895
Golden Star Resources, Ltd. (a)(c)	57,528	181,213
Gran Tierra Energy, Inc. (c)	222,730	485,968
Granite Real Estate Investment Trust	27,654	1,077,368
Great Basin Gold, Ltd. (b)(c)	266,255	—
Green Organic Dutchman Holdings, Ltd. (a)(c)	88,999	160,300
Guyana Goldfields, Inc. (c)	88,579	103,768
HEXO Corp. (a)(c)	103,088	355,502
Home Capital Group, Inc. (c)	2,218	23,385
Horizon North Logistics, Inc.	145,105	191,235
Hudbay Minerals, Inc.	179,202	847,595
Hudson's Bay Co. (a)	68,993	368,252
IAMGOLD Corp. (c)	297,681	1,091,947
Innergex Renewable Energy, Inc.	64,517	592,358
Interfor Corp. (c)	31,257	330,009
International Petroleum Corp. (a)(c)	44,220	145,640
InterRent Real Estate Investment Trust	9,100	86,949
Intertape Polymer Group, Inc.	39,668	491,421
Ivanhoe Mines, Ltd. Class A (a)(c)	336,460	583,841
Jamieson Wellness, Inc. (a)	18,386	287,138
K-Bro Linen, Inc.	9,721	238,007
Kelt Exploration, Ltd. (c)	65,636	222,984

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Killam Apartment Real Estate Investment Trust	22,955	$ 267,904
Kinaxis, Inc. (c)	13,359	644,573
Kinder Morgan Canada, Ltd. (a)(e)	64,966	757,731
Knight Therapeutics, Inc. (c)	79,980	450,319
Labrador Iron Ore Royalty Corp. (a)	42,309	750,893
Laurentian Bank of Canada (a)	29,448	820,827
Lightstream Resources, Ltd. (b)(c)	64,736	—
Lithium Americas Corp. (a)(c)	33,014	104,181
Lucara Diamond Corp. (a)	126,903	137,514
MAG Silver Corp. (c)	57,361	419,981
Martinrea International, Inc.	76,271	606,460
Maxar Technologies, Ltd. (a)	36,215	432,469
Medical Facilities Corp. (a)	18,403	202,651
MEG Energy Corp. (c)	160,783	907,627
Morguard North American Residential Real Estate Investment Trust	22,714	285,214
Morneau Shepell, Inc. (a)	38,274	701,699
MTY Food Group, Inc.	10,882	483,149
Mullen Group, Ltd. (a)	65,867	588,839
Neptune Wellness Solutions, Inc. (a)(c)	60,718	153,818
Nevsun Resources, Ltd.	139,743	612,872
New Gold, Inc. (a)(c)	377,625	290,311
NexGen Energy, Ltd. (c)	167,967	296,383
North American Palladium, Ltd. (c)	3	24
North West Co., Inc. (a)	32,245	741,791
Northview Apartment Real Estate Investment Trust	16,968	304,127
NorthWest Healthcare Properties Real Estate Investment Trust	23,950	166,237
Novagold Resources, Inc. (c)	130,577	518,178
NuVista Energy, Ltd. (c)	15,689	46,867
Obsidian Energy, Ltd. (a)(c)	513,692	191,816
Optiva, Inc. (c)	16	550
Osisko Gold Royalties, Ltd. (a)	79,174	693,888
Osisko Mining, Inc. (a)(c)	99,479	223,606
Painted Pony Energy, Ltd. (a)(c)	91,679	100,016
Paramount Resources, Ltd. Class A (a)(c)	19,160	100,724
Park Lawn Corp.	14,196	239,684
Pason Systems, Inc.	43,789	586,397
Pengrowth Energy Corp. (a)(c)	263,005	115,539
Peyto Exploration & Development Corp. (a)	114,334	592,682
Points International, Ltd. (c)	22,663	225,723
Polaris Infrastructure, Inc.	30,146	227,342
Poseidon Concepts Corp. (b)(c)	43,064	—
Precision Drilling Corp. (c)	158,220	274,551
Pretium Resources, Inc. (c)	119,733	1,014,285
Quarterhill, Inc. (a)	197,543	192,365
Recipe Unlimited Corp.	10,122	193,947
Rogers Sugar, Inc. (a)	69,977	278,719
Security Description	Shares	Value
Rubicon Minerals Corp. (c)	15	$ 15
Russel Metals, Inc.	36,823	575,073
Sandstorm Gold, Ltd. (c)	117,965	545,862
Savaria Corp. (a)	25,988	248,501
Seabridge Gold, Inc. (a)(c)	14,759	194,726
Secure Energy Services, Inc. (a)	119,183	611,710
SEMAFO, Inc. (a)(c)	156,062	337,079
ShawCor, Ltd.	36,242	439,956
Sienna Senior Living, Inc. (a)	41,914	483,033
Sierra Wireless, Inc. (a)(c)	18,972	254,618
SilverCrest Metals, Inc. (c)	54	158
Slate Office REIT	39,831	174,104
Sleep Country Canada Holdings, Inc. (e)	18,591	271,828
Source Energy Services, Ltd. (a)(c)	81,791	77,252
Southern Pacific Resource Corp. (b)(c)	281,142	—
Sprott, Inc. (a)	141,607	266,459
SSR Mining, Inc. (c)	73,886	892,604
STEP Energy Services, Ltd. (a)(c)(e)	61,044	86,708
Stuart Olson, Inc.	69	252
Summit Industrial Income REIT	43,869	307,064
SunOpta, Inc. (a)(c)	34,943	135,229
Superior Plus Corp.	94,577	670,307
Surge Energy, Inc. (a)	198,173	213,292
Tamarack Valley Energy, Ltd. (c)	186,853	322,868
Taseko Mines, Ltd. (a)(c)	383,303	182,418
Teranga Gold Corp. (c)	36,390	107,374
Theratechnologies, Inc. (a)(c)	59,555	362,789
Timbercreek Financial Corp.	28,289	181,234
TORC Oil & Gas, Ltd.	58,748	187,970
Torex Gold Resources, Inc. (c)	41,743	397,014
TransAlta Corp.	158,570	649,002
Transat AT, Inc. (a)(c)	45,762	199,359
Trican Well Service, Ltd. (a)(c)	40,692	35,454
Tricon Capital Group, Inc. (a)	73,264	519,789
True North Commercial Real Estate Investment Trust	55,584	230,345
Twin Butte Energy, Ltd. (b)(c)	83,708	—
Uni-Select, Inc. (a)	42,406	602,651
Valener, Inc. (a)	11,645	164,896
Wesdome Gold Mines, Ltd. (c)	103,634	336,139
Western Forest Products, Inc.	209,682	290,159
WestJet Airlines, Ltd.	66,726	879,388
Westshore Terminals Investment Corp. (a)	32,167	484,695
Xenon Pharmaceuticals, Inc. (a)(c)	21,288	134,327
Yangarra Resources, Ltd. (a)(c)	75,898	145,594
		61,022,837
CHINA — 0.2%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	136,900
China Everbright Water, Ltd.	20,919	4,604

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Gold International Resources Corp., Ltd. (a)(c)	90,089	$ 104,218
China Merchants Land, Ltd. (c)	212,000	29,785
China Yuchai International, Ltd.	9,010	112,084
Gemdale Properties & Investment Corp., Ltd.	2,956,000	279,390
Greenland Hong Kong Holdings, Ltd.	211,000	51,474
HC Group, Inc. (a)(c)	378,500	218,997
HengTen Networks Group, Ltd. (a)(c)	44,000	1,338
Nam Tai Property, Inc.	15,026	130,426
VSTECS Holdings, Ltd.	572,000	276,892
		1,346,108
DENMARK — 0.8%
ALK-Abello A/S (c)	4,233	622,505
Alm Brand A/S	22,325	170,140
Amagerbanken A/S (b)(c)	308,573	—
Bang & Olufsen A/S (c)	32,804	446,737
Bavarian Nordic A/S (a)(c)	19,832	387,195
H&H International A/S Class B (a)(c)	34,093	496,149
Matas A/S	29,562	262,655
Nilfisk Holding A/S (c)	10,941	386,323
NKT A/S (a)(c)	17,361	236,561
NNIT A/S (e)	8,682	243,651
OW Bunker A/S (a)(b)	9,828	—
Per Aarsleff Holding A/S	12,919	393,827
Ringkjoebing Landbobank A/S	11,692	608,963
RTX A/S	9,931	246,451
Scandinavian Tobacco Group A/S Class A (e)	33,314	400,353
Spar Nord Bank A/S	38,871	311,423
Sydbank A/S	39,549	939,659
Zealand Pharma A/S (a)(c)	24,784	312,840
		6,465,432
FINLAND — 0.7%
Aktia Bank Oyj	26,583	273,495
Bittium Oyj (a)	46,237	402,233
Caverion Oyj (c)	72,013	419,017
Citycon Oyj (a)	124,348	229,570
Cramo Oyj	30,929	527,519
Finnair Oyj	31,559	255,603
F-Secure Oyj	71,259	188,579
Oriola Oyj Class B	39,141	88,593
Outotec Oyj (c)	108,356	380,768
Pihlajalinna Oyj (a)	12,749	125,628
Raisio Oyj Class V	50,722	135,970
Ramirent Oyj	38,152	237,693
Sanoma Oyj	38,408	372,543
Terveystalo Oyj (c)(e)	29,640	271,911
Tikkurila Oyj (a)	22,725	312,257
Tokmanni Group Corp.	24,493	201,034
Uponor Oyj	28,542	281,251
Security Description	Shares	Value
YIT Oyj (a)	79,735	$ 465,316
		5,168,980
FRANCE — 2.0%
Akka Technologies	7,949	401,641
AKWEL	11,342	208,746
Albioma SA	13,307	287,505
Altamir	16,321	235,829
Assystem SA	2,519	77,893
Aubay	5,985	192,595
Beneteau SA	31,247	410,066
Bigben Interactive	24,893	227,936
Boiron SA	3,637	203,516
Bonduelle SCA	14,376	466,723
Cellectis SA (c)	20,570	354,600
CGG SA (c)	469,869	620,923
Chargeurs SA	9,626	184,867
Cie des Alpes	6,363	179,664
Claranova SADIR (a)(c)	248,679	175,968
Coface SA (c)	47,134	427,278
Criteo SA ADR (a)(c)	35,500	806,560
DBV Technologies SA (a)(c)	16,408	199,010
Devoteam SA	3,270	308,393
Etablissements Maurel et Prom (c)	2,216	8,182
Europcar Mobility Group (e)	62,940	565,886
Genfit (a)(c)	1,991	39,489
GL Events	9,985	196,555
Groupe Crit	3,226	195,453
Groupe Guillin	8,514	188,621
Guerbet	3,337	199,890
Haulotte Group SA	3,588	36,217
ID Logistics Group (c)	1,386	182,207
Interparfums SA	2,736	105,558
IPSOS	16,526	388,035
Jacquet Metal Service SA	19,772	350,789
Kaufman & Broad SA	9,559	364,974
Latecoere SACA (c)	60,040	190,805
Lectra	16,572	344,407
LNA Sante SA	8,217	409,077
Maisons du Monde SA (e)	31,685	605,248
Manitou BF SA	6,729	172,307
Mercialys SA REIT	38,687	529,374
Mersen SA	8,459	227,243
Nanobiotix (a)(c)	15,173	201,896
Neopost SA	20,532	559,083
Nexans SA	19,638	546,188
Nicox (a)(c)	19,700	112,825
Parrot SA (a)(c)	37,185	135,813
Pierre & Vacances SA (c)	1,170	21,400
Plastivaloire (a)	18,015	183,079
Rallye SA (a)	12,101	124,638
SMCP SA (a)(c)(e)	41,083	632,324
Solocal Group (c)	226,521	130,380
SRP Groupe SA (c)(e)	27,170	74,853
Synergie SA	6,744	188,495
Talend SA ADR (a)(c)	10,241	379,736

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Tarkett SA (a)	20,922	$ 419,025
Valneva SE (c)	50,675	183,635
Vilmorin & Cie SA	4,069	262,808
Virbac SA (c)	2,108	274,231
		15,700,439
GERMANY — 2.5%
ADLER Real Estate AG	15,487	230,506
ADVA Optical Networking SE (a)(c)	13,595	97,210
AIXTRON SE (c)	68,897	662,211
Amadeus Fire AG	3,560	331,673
Aumann AG (e)	7,584	254,454
AURELIUS Equity Opportunities SE & Co. KGaA	17,319	627,999
Basler AG	1,453	205,964
Bertrandt AG	3,188	249,821
bet-at-home.com AG	1,984	103,875
Biotest AG Preference Shares	12,961	348,184
Borussia Dortmund GmbH & Co. KGaA	44,507	405,245
CANCOM SE	19,784	648,177
Cewe Stiftung & Co. KGaA	3,572	253,575
Corestate Capital Holding SA	7,969	276,026
Deutsche Beteiligungs AG	7,097	272,189
Deutsche Pfandbriefbank AG (e)	65,556	654,978
Deutz AG	68,933	405,430
DIC Asset AG	48,175	499,496
Draegerwerk AG & Co. KGaA Preference Shares	5,563	296,218
Elmos Semiconductor AG	11,375	251,744
Encavis AG	72,162	453,706
FinTech Group AG (c)	8,839	171,369
Gerry Weber International AG (c)	59,101	154,040
Gesco AG	8,082	201,409
GFT Technologies SE	13,305	101,828
Hamborner REIT AG	50,956	489,885
Hamburger Hafen und Logistik AG	13,584	269,110
Heidelberger Druckmaschinen AG (c)	129,904	236,263
Hornbach Holding AG & Co. KGaA	7,276	342,683
Hypoport AG (c)	2,179	369,155
Indus Holding AG	25,158	1,121,615
Isra Vision AG	7,996	222,117
JOST Werke AG (e)	8,724	263,283
Kloeckner & Co. SE	12,026	83,310
Koenig & Bauer AG	9,775	407,861
Leifheit AG	14,255	289,410
Leoni AG	20,146	697,345
MBB SE	2,718	221,224
Medigene AG (c)	16,501	139,210
Nordex SE (c)	43,783	379,683
PATRIZIA Immobilien AG	48,978	932,220
Pfeiffer Vacuum Technology AG	4,315	536,183
PNE AG	83,861	232,954
Security Description	Shares	Value
QSC AG	178,500	$ 258,738
RHOEN-KLINIKUM AG	11,216	282,844
RIB Software SE	22,983	310,810
SAF-Holland SA	36,371	465,668
SGL Carbon SE (a)(c)	26,399	183,935
STRATEC SE	3,339	191,994
SUESS MicroTec SE (c)	11,864	117,992
Surteco Group SE	9,329	237,817
Takkt AG	18,440	287,527
Tom Tailor Holding SE (c)	48,740	122,578
Vossloh AG	4,674	226,814
Wacker Neuson SE	10,926	206,336
Washtec AG	6,815	470,550
zooplus AG (c)	2,986	405,859
		19,160,300
GREECE — 0.0% (g)
TT Hellenic Postbank SA (b)(c)	129,076	—
HONG KONG — 2.0%
Beijing Gas Blue Sky Holdings, Ltd. (a)(c)	3,944,000	113,343
BOCOM International Holdings Co., Ltd.	1,339,000	254,824
Bright Smart Securities & Commodities Group, Ltd.	1,420,000	275,681
Cafe de Coral Holdings, Ltd.	177,191	429,548
Century Sunshine Group Holdings, Ltd. (c)	114,998	2,850
China Baoli Technologies Holdings, Ltd. (c)	5,000	156
China Goldjoy Group, Ltd.	4,432,000	271,716
China LNG Group, Ltd. (a)(c)	457,499	69,536
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Ruifeng Renewable Energy Holdings, Ltd. (c)	71,200	5,093
China Youzan, Ltd. (a)(c)	4,636,000	343,436
C-Mer Eye Care Holdings, Ltd. (a)(c)	396,000	254,412
Common Splendor International Health Industry Group, Ltd. (a)(c)	2,510,000	205,177
CSI Properties, Ltd.	6,230,000	246,674
Digital Domain Holdings, Ltd. (a)(c)	11,176,696	147,036
Emperor Capital Group, Ltd.	5,964,000	270,421
Enerchina Holdings, Ltd. (a)	4,575,770	283,452
Fairwood Holdings, Ltd. (a)	169,000	566,618
Far East Consortium International, Ltd.	525,000	226,647
First Pacific Co., Ltd.	1,336,000	515,333
Giordano International, Ltd.	1,562,000	738,171
Global Cord Blood Corp.	8,277	53,387
Gold-Finance Holdings, Ltd. (c)	1,190,000	64,597
G-Resources Group, Ltd. (c)	21,790	136
HKBN, Ltd.	595,413	903,460
Honbridge Holdings, Ltd. (a)(c)	1,508,000	188,756

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Huanxi Media Group, Ltd. (c)	1,140,000	$ 235,882
Hutchison Telecommunications Hong Kong Holdings, Ltd.	888,000	331,185
K Wah International Holdings, Ltd.	1,293,238	614,463
Landing International Development, Ltd. (c)	840,120	263,968
Lee's Pharmaceutical Holdings, Ltd.	233,000	163,679
Madison Holdings Group, Ltd. (c)	1,396,000	183,653
Mega Expo Holdings, Ltd.	1,050,000	476,093
OP Financial, Ltd.	820,000	306,871
Pacific Basin Shipping, Ltd.	3,171,000	603,472
Pacific Textiles Holdings, Ltd.	536,000	476,484
Peace Mark Holdings, Ltd. (b)(c)	504,228	—
Prosperity REIT	632,000	242,166
Regina Miracle International Holdings, Ltd. (a)(e)	428,000	331,823
Road King Infrastructure, Ltd.	560,482	999,359
Sa Sa International Holdings, Ltd.	797,248	301,411
Shenzhou Space Park Group, Ltd. (b)(c)	780,000	—
Shun Tak Holdings, Ltd.	132,849	41,741
SmarTone Telecommunications Holdings, Ltd.	257,792	285,801
SMI Holdings Group, Ltd. (a)(c)(d)	624,081	186,522
Summit Ascent Holdings, Ltd. (a)(c)	26,000	3,288
Sun Hung Kai & Co., Ltd.	363,000	171,547
SUNeVision Holdings, Ltd.	307,000	181,941
Sunlight Real Estate Investment Trust	595,000	381,500
Superb Summit International Group, Ltd. (a)(b)(c)	1,685,500	—
Television Broadcasts, Ltd.	180,816	342,263
Texhong Textile Group, Ltd.	249,500	285,212
Tongda Group Holdings, Ltd. (a)	2,410,000	240,097
Tou Rong Chang Fu Group, Ltd. (c)(d)	2,412,000	36,352
Town Health International Medical Group, Ltd. (a)(b)(c)	1,848,000	81,432
Value Partners Group, Ltd.	482,000	334,288
We Solutions, Ltd. (a)(c)	2,993,072	191,144
Zhaobangji Properties Holdings, Ltd. (a)(c)	240,000	308,991
Zhuguang Holdings Group Co., Ltd. (c)	1,428,000	251,699
		15,284,787
INDIA — 0.0% (g)
Eros International PLC (a)(c)	17,950	148,805
IRELAND — 0.9%
Amarin Corp. PLC ADR (c)	66,107	899,716
C&C Group PLC	183,311	571,029
Cairn Homes PLC (c)	422,197	516,419
Dalata Hotel Group PLC	90,213	488,306
Security Description	Shares	Value
Fly Leasing, Ltd. ADR (c)	27,046	$ 285,606
Glenveagh Properties PLC (c)(e)	255,997	206,606
Green REIT PLC	355,342	548,382
Greencore Group PLC	416,014	944,167
Hibernia REIT PLC	423,066	605,502
Irish Continental Group PLC	86,001	417,826
Irish Residential Properties REIT PLC	396,655	612,139
Origin Enterprises PLC	66,774	437,386
Permanent TSB Group Holdings PLC (c)	114,721	199,338
		6,732,422
ISRAEL — 1.7%
Airport City, Ltd. (c)	49,056	602,966
Alony Hetz Properties & Investments, Ltd.	37,626	351,314
Amot Investments, Ltd.	58,655	284,740
Attunity, Ltd. (c)	15,070	296,578
Bayside Land Corp.	776	330,398
Ceragon Networks, Ltd. (c)	52,405	198,091
Clal Insurance Enterprises Holdings, Ltd. (c)	18,253	257,327
Delek Group, Ltd.	2,198	315,281
Delta Galil Industries, Ltd.	6,273	155,098
Electra Consumer Products 1970, Ltd.	26,536	301,595
Electra, Ltd.	2,440	585,718
Foamix Pharmaceuticals, Ltd. (a)(c)	50,999	183,086
Formula Systems 1985, Ltd.	6,665	247,212
Gazit-Globe, Ltd.	55,001	382,692
Harel Insurance Investments & Financial Services, Ltd.	48,989	322,376
IDI Insurance Co., Ltd.	7,727	396,198
Inrom Construction Industries, Ltd.	82,689	241,202
Israel Discount Bank, Ltd. Class A	1	3
Ituran Location & Control, Ltd.	15,354	492,249
Jerusalem Economy, Ltd. (c)	147,293	379,077
Jerusalem Oil Exploration (c)	6,239	351,959
Kornit Digital, Ltd. (a)(c)	20,588	385,407
Matrix IT, Ltd.	17,117	189,504
Nova Measuring Instruments, Ltd. (c)	28,700	649,000
Oil Refineries, Ltd.	1,135,474	541,794
Partner Communications Co., Ltd. (c)	62,577	307,296
Paz Oil Co., Ltd.	6,506	982,146
Phoenix Holdings, Ltd.	48,439	246,424
Radware, Ltd. (c)	30,267	687,364
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,212	268,359
Reit 1, Ltd.	133,206	492,293
Sapiens International Corp. NV	29,143	321,242
Sella Capital Real Estate, Ltd. REIT	155,806	244,795

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shapir Engineering and Industry, Ltd.	77,581	$ 238,759
Shikun & Binui, Ltd. (c)	91,769	155,726
Shufersal, Ltd.	66,623	437,705
Silicom, Ltd. (c)	7,499	262,015
UroGen Pharma, Ltd. (a)(c)	6,657	286,650
		13,371,639
ITALY — 1.2%
Anima Holding SpA (e)	175,632	648,499
Arnoldo Mondadori Editore SpA (c)	165,001	322,542
Ascopiave SpA	42,794	152,141
Banca Carige SpA (a)(c)	21,918,292	37,584
Banca Farmafactoring SpA (e)	52,016	269,958
Banca IFIS SpA	15,783	278,574
Banca Popolare di Sondrio SCPA	220,435	663,238
Beni Stabili SpA SIIQ REIT	421,347	326,567
Biesse SpA	8,289	162,696
Bio On SpA (a)(c)	4,268	277,125
Cairo Communication SpA	40,239	157,547
Cementir Holding SpA	38,344	225,740
CIR-Compagnie Industriali Riunite SpA	98,002	104,077
Credito Valtellinese SpA (c)	5,949,898	499,919
Danieli & C Officine Meccaniche SpA	19,627	289,432
doBank SpA (e)	24,625	260,247
El.En. SpA	10,839	156,989
Falck Renewables SpA	120,697	323,551
Fila SpA	12,155	187,582
Gima TT SpA (a)(e)	19,905	148,404
Gruppo MutuiOnline SpA	13,899	251,994
Immobiliare Grande Distribuzione SIIQ SpA REIT	24,257	149,240
Italmobiliare SpA	2,529	53,137
Juventus Football Club SpA (a)(c)	224,261	272,259
Maire Tecnimont SpA	72,349	265,485
MARR SpA	14,164	333,546
Openjobmetis SpA agenzia per il lavoro (c)	25,870	236,586
Piaggio & C SpA	96,482	201,947
Prima Industrie SpA	7,468	146,837
RAI Way SpA (e)	55,389	274,483
Retelit SpA (a)	162,030	252,832
Societa Cattolica di Assicurazioni SC	52,637	427,522
Tamburi Investment Partners SpA	76,426	501,483
Technogym SpA (e)	41,987	449,256
Unieuro SpA (c)(e)	22,346	246,891
		9,555,910
JAPAN — 37.9%
77 Bank, Ltd.	38,000	660,493
Access Co., Ltd. (a)(c)	16,800	121,274
Achilles Corp.	3,100	52,187
ADEKA Corp.	48,400	702,741
Security Description	Shares	Value
Advanced Media, Inc. (a)(c)	17,900	$ 230,694
Adways, Inc.	10,500	37,802
Aeon Delight Co., Ltd.	15,100	506,476
Aeon Fantasy Co., Ltd.	7,900	194,917
AEON REIT Investment Corp.	530	610,600
Ahresty Corp.	8,100	45,921
Ai Holdings Corp.	23,900	423,040
Aichi Bank, Ltd.	8,100	279,807
Aichi Steel Corp.	3,200	100,187
Aida Engineering, Ltd.	33,900	222,776
Aiful Corp. (a)(c)	138,876	329,105
Aisan Industry Co., Ltd.	33,000	222,877
Akatsuki, Inc.	2,300	105,865
Akebono Brake Industry Co., Ltd. (a)(c)	81,200	135,438
Akita Bank, Ltd.	12,100	240,313
Albis Co., Ltd.	9,500	208,677
Alconix Corp.	16,700	165,455
Alpha Corp.	22,700	240,417
Alpine Electronics, Inc. (d)	24,700	326,842
Altech Corp.	16,600	252,673
Amano Corp.	33,900	657,514
Amiyaki Tei Co., Ltd.	1,700	57,253
Amuse, Inc.	9,300	198,435
Anest Iwata Corp.	27,300	247,334
AnGes, Inc. (a)(c)	54,400	179,986
Anicom Holdings, Inc. (a)	10,800	358,802
AOI TYO Holdings, Inc.	22,400	161,495
AOKI Holdings, Inc.	9,800	115,315
Aomori Bank, Ltd.	7,600	192,433
Aoyama Trading Co., Ltd.	24,700	593,214
Arakawa Chemical Industries, Ltd.	11,100	132,635
Arata Corp.	7,300	290,097
Arcland Sakamoto Co., Ltd.	16,100	198,398
Arcland Service Holdings Co., Ltd.	16,500	323,639
Arcs Co., Ltd.	28,500	635,902
Arealink Co., Ltd. (a)	11,000	117,605
Argo Graphics, Inc.	8,200	287,372
Arisawa Manufacturing Co., Ltd. (a)	16,400	110,315
Aruhi Corp. (a)(c)	11,900	216,166
As One Corp.	3,800	260,457
Asahi Holdings, Inc.	27,173	557,255
ASAHI YUKIZAI Corp.	11,000	146,881
Asanuma Corp.	8,200	203,888
Asia Pile Holdings Corp.	6,600	38,199
ASKA Pharmaceutical Co., Ltd.	11,000	111,088
ASKUL Corp. (a)	11,800	252,100
Atom Corp.	17,700	152,454
Aucnet, Inc. (a)	23,100	205,913
Autobacs Seven Co., Ltd.	49,500	821,579
Avex, Inc.	21,700	275,910
Awa Bank, Ltd.	53,400	1,401,741
Axial Retailing, Inc.	6,900	229,864
Bando Chemical Industries, Ltd.	32,700	310,563

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Bank of Iwate, Ltd.	8,000	$ 257,759
Bank of Nagoya, Ltd. (a)	3,160	95,190
Bank of Okinawa, Ltd.	32,100	930,392
Bank of Saga, Ltd.	12,400	199,593
Bank of the Ryukyus, Ltd.	54,720	567,075
BayCurrent Consulting, Inc. (a)	9,000	189,081
Belc Co., Ltd.	6,300	297,443
Bell System24 Holdings, Inc.	18,700	220,211
Belluna Co., Ltd.	28,600	260,936
BML, Inc.	18,000	462,981
Broadleaf Co., Ltd. (a)	62,600	304,113
BRONCO BILLY Co., Ltd. (a)	8,200	203,664
Bunka Shutter Co., Ltd.	47,600	309,770
Can Do Co., Ltd.	26,300	384,019
Cawachi, Ltd.	15,400	254,199
Central Glass Co., Ltd.	35,469	700,231
Central Security Patrols Co., Ltd.	6,500	292,075
Chiba Kogyo Bank, Ltd.	65,300	216,645
Chiyoda Co., Ltd.	22,600	365,835
Chiyoda Corp. (a)	116,300	328,606
Chiyoda Integre Co., Ltd.	5,600	100,654
Chofu Seisakusho Co., Ltd.	15,400	293,360
Chubu Shiryo Co., Ltd.	16,600	185,949
Chudenko Corp.	4,600	97,941
Chugoku Marine Paints, Ltd. (a)	37,700	311,661
CI Takiron Corp.	49,400	262,500
CKD Corp. (a)	50,400	429,053
CK-San-Etsu Co., Ltd.	8,600	171,663
Clarion Co., Ltd.	11,800	268,341
CMK Corp.	38,200	214,128
cocokara fine, Inc.	17,400	850,057
Comforia Residential REIT, Inc.	321	818,043
Computer Engineering & Consulting, Ltd.	11,200	186,403
Comture Corp. (a)	7,200	155,530
CONEXIO Corp.	16,200	202,878
Cosel Co., Ltd. (a)	25,300	214,225
Create Restaurants Holdings, Inc.	18,300	195,651
Create SD Holdings Co., Ltd.	15,100	362,928
CTS Co., Ltd. (a)	38,800	227,039
Dai Nippon Toryo Co., Ltd.	16,600	147,670
Daibiru Corp.	27,100	268,246
Dai-Dan Co., Ltd.	16,700	360,439
Daido Metal Co., Ltd.	30,600	216,709
Daido Steel Co., Ltd.	23,500	926,377
Daihen Corp.	9,600	193,461
Daiho Corp.	18,700	604,215
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (a)	24,700	181,454
Daiken Corp.	9,900	179,385
Daiki Aluminium Industry Co., Ltd. (a)	43,300	223,772
Daikyonishikawa Corp.	21,900	215,976
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	218,566
Daiseki Co., Ltd.	26,700	554,856
Security Description	Shares	Value
Daishi Hokuetsu Financial Group, Inc.	34,100	$ 944,848
Daito Pharmaceutical Co., Ltd.	8,600	234,606
Daiwabo Holdings Co., Ltd.	10,600	492,731
DCM Holdings Co., Ltd. (a)	85,393	892,729
DDS, Inc. (a)(c)	76,700	203,433
Denki Kogyo Co., Ltd.	8,700	188,487
Denyo Co., Ltd.	3,800	46,654
Descente, Ltd.	29,600	487,241
Dexerials Corp.	35,400	260,705
Digital Arts, Inc.	8,300	461,468
Digital Garage, Inc.	20,600	469,961
Digital Hearts Holdings Co., Ltd.	6,200	79,284
Dip Corp.	18,900	310,248
DKS Co., Ltd.	8,400	209,933
Doshisha Co., Ltd.	15,700	251,996
Doutor Nichires Holdings Co., Ltd.	54,372	995,114
Dowa Holdings Co., Ltd.	30,000	902,338
DTS Corp.	36,262	1,160,093
Duskin Co., Ltd.	25,400	556,779
DyDo Group Holdings, Inc.	4,100	214,875
Dynam Japan Holdings Co., Ltd.	6,400	7,684
Earth Corp. (a)	10,600	487,900
EDION Corp. (a)	82,100	808,915
eGuarantee, Inc. (a)	27,400	244,743
E-Guardian, Inc.	11,000	205,432
Ehime Bank, Ltd.	23,540	232,149
Eighteenth Bank, Ltd.	22,773	512,271
Eiken Chemical Co., Ltd.	21,900	480,457
Eizo Corp.	11,500	426,081
Elecom Co., Ltd.	8,600	219,164
Endo Lighting Corp.	38,400	247,798
EPS Holdings, Inc.	22,600	344,412
eRex Co., Ltd. (a)	29,200	149,573
ES-Con Japan, Ltd. (a)	38,100	224,332
ESPEC Corp.	19,000	325,224
euglena Co., Ltd. (a)(c)	47,900	253,656
Exedy Corp.	20,200	495,449
F@N Communications, Inc. (a)	49,900	244,236
FCC Co., Ltd.	37,828	888,509
FDK Corp. (a)(c)	25,600	216,299
Feed One Co., Ltd.	56,000	90,854
Ferrotec Holdings Corp.	38,200	273,317
FIDEA Holdings Co., Ltd.	189,900	231,934
Financial Products Group Co., Ltd.	30,700	313,953
Fintech Global, Inc. (a)(c)	162,700	167,571
Fixstars Corp. (a)	20,600	184,755
F-Tech, Inc.	25,700	214,801
Fudo Tetra Corp.	9,040	139,742
Fuji Co., Ltd./Ehime	11,900	202,825
Fuji Corp.	47,400	557,317
Fuji Kyuko Co., Ltd. (a)	13,500	398,669
Fuji Oil Co., Ltd. (a)	71,600	193,822
Fuji Pharma Co., Ltd.	7,000	112,929

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Fuji Soft, Inc.	21,000	$ 798,159
Fujibo Holdings, Inc.	7,200	162,290
Fujicco Co., Ltd.	10,000	217,381
Fujikura Rubber, Ltd.	55,400	225,710
Fujikura, Ltd.	180,500	718,940
Fujimi, Inc.	11,200	215,292
Fujimori Kogyo Co., Ltd.	7,500	201,727
Fujita Kanko, Inc. (a)	4,399	111,784
Fujitec Co., Ltd.	44,400	477,933
Fujitsu General, Ltd.	32,900	422,214
Fujiya Co., Ltd.	6,800	141,683
Fukuda Corp.	4,000	147,838
Fukui Bank, Ltd.	12,900	186,830
Fukuoka REIT Corp.	921	1,398,520
Fukushima Bank, Ltd. (a)(c)	46,500	168,259
Fukushima Industries Corp.	8,400	273,326
FULLCAST Holdings Co., Ltd.	16,300	266,232
Fumakilla, Ltd. (a)	20,700	217,726
Funai Electric Co., Ltd. (a)(c)	47,700	229,120
Funai Soken Holdings, Inc.	24,100	360,682
Furukawa Co., Ltd.	17,838	204,532
Furuno Electric Co., Ltd.	22,600	239,564
Fuso Chemical Co., Ltd. (a)	15,500	279,160
Futaba Corp.	16,200	233,591
Fuyo General Lease Co., Ltd.	9,600	489,997
Gakken Holdings Co., Ltd. (a)	5,200	201,905
Genki Sushi Co., Ltd.	4,500	182,929
Genky DrugStores Co., Ltd. (a)	5,100	138,104
Geo Holdings Corp. (a)	23,000	349,879
Giken, Ltd.	8,900	281,078
Global One Real Estate Investment Corp. REIT	361	394,512
GLOBERIDE, Inc.	6,800	158,914
Glory, Ltd.	31,800	717,069
GMO internet, Inc.	34,300	459,876
GNI Group, Ltd. (c)	7,300	203,933
Goldcrest Co., Ltd.	17,900	258,593
Goldwin, Inc. (a)	8,000	856,765
Gree, Inc.	52,800	209,342
GS Yuasa Corp.	45,400	930,221
G-Tekt Corp.	18,200	242,855
Gunosy, Inc. (c)	8,653	220,909
Gunze, Ltd.	9,200	348,412
Gurunavi, Inc.	8,900	55,161
Hamakyorex Co., Ltd.	7,200	249,045
Hankyu Hanshin REIT, Inc.	119	155,102
Hanwa Co., Ltd.	25,300	652,360
Happinet Corp.	3,700	47,483
Hazama Ando Corp.	108,400	717,298
HEALIOS KK (a)(c)	19,400	295,292
Heiwa Real Estate Co., Ltd.	18,900	300,602
Heiwa Real Estate REIT, Inc.	452	504,259
Heiwado Co., Ltd.	22,600	519,090
Hibiya Engineering, Ltd.	7,500	126,191
Hiday Hidaka Corp.	11,640	231,177
Hioki EE Corp.	8,200	268,687
Security Description	Shares	Value
Hirano Tecseed Co., Ltd.	16,100	$ 195,903
Hirata Corp.	6,800	304,006
Hito Communications, Inc. (a)	16,900	214,417
Hochiki Corp.	19,900	209,130
Hogy Medical Co., Ltd.	10,800	310,568
Hokkaido Electric Power Co., Inc.	119,100	825,010
Hokkaido Gas Co., Ltd.	2,400	33,272
Hokkan Holdings, Ltd.	15,300	243,205
Hokkoku Bank, Ltd.	16,300	519,984
Hokuetsu Corp.	55,700	253,332
Hokuhoku Financial Group, Inc.	77,100	870,682
Hokuriku Electric Industry Co., Ltd.	9,400	79,679
Hokuto Corp.	8,200	143,948
H-One Co., Ltd.	23,800	213,021
Hoosiers Holdings (a)	46,000	263,720
Hoshino Resorts REIT, Inc. (a)	69	327,029
Hosiden Corp.	26,800	176,118
Hosokawa Micron Corp.	4,800	183,311
Howa Machinery, Ltd. (a)	33,700	219,926
Hulic Reit, Inc.	351	545,143
Hyakugo Bank, Ltd.	126,100	449,393
Hyakujushi Bank, Ltd.	19,100	451,757
IBJ Leasing Co., Ltd.	16,300	359,383
Ichibanya Co., Ltd.	5,600	211,056
Ichigo Hotel REIT Investment Corp.	263	326,248
Ichigo Office REIT Investment	622	548,782
Ichikoh Industries, Ltd. (a)	34,600	174,711
Idec Corp.	17,300	297,229
Iino Kaiun Kaisha, Ltd.	106,480	389,176
Imasen Electric Industrial	27,400	244,244
Imuraya Group Co., Ltd.	8,600	190,083
Inaba Denki Sangyo Co., Ltd.	9,100	340,478
Inabata & Co., Ltd.	22,700	289,866
Industrial & Infrastructure Fund Investment Corp. REIT	725	751,994
Infocom Corp.	8,500	309,894
Infomart Corp.	51,200	468,997
Intage Holdings, Inc.	39,600	321,954
Internet Initiative Japan, Inc.	17,800	403,487
Invesco Office J-Reit, Inc.	4,624	646,513
Iriso Electronics Co., Ltd. (a)	10,300	382,090
Ishihara Sangyo Kaisha, Ltd. (c)	19,800	194,003
Istyle, Inc. (a)	43,400	323,972
Itfor, Inc. (a)	45,000	279,725
Itochu Enex Co., Ltd.	31,200	273,567
Itoki Corp.	31,900	173,289
Iwatani Corp. (a)	47,400	1,585,544
J Trust Co., Ltd. (a)	62,000	230,561
Jaccs Co., Ltd. (a)	15,000	243,358
Jafco Co., Ltd.	19,800	630,734
Jamco Corp. (a)	9,500	220,626
Janome Sewing Machine Co., Ltd.	49,400	208,019
Japan Asset Marketing Co., Ltd. (a)(c)	43,500	38,855

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Japan Aviation Electronics Industry, Ltd.	35,000	$ 405,779
Japan Cash Machine Co., Ltd.	3,200	27,621
Japan Communications, Inc. (a)(c)	147,300	139,627
Japan Display, Inc. (a)(c)	163,610	107,368
Japan Excellent, Inc. REIT	792	1,070,534
Japan Investment Adviser Co., Ltd. (a)	7,100	199,640
Japan Lifeline Co., Ltd.	34,300	442,994
Japan Logistics Fund, Inc. REIT	700	1,421,501
Japan Material Co., Ltd.	51,700	503,735
Japan Petroleum Exploration Co., Ltd.	19,200	345,098
Japan Pulp & Paper Co., Ltd.	7,900	302,420
Japan Rental Housing Investments, Inc. REIT	629	470,682
Japan Securities Finance Co., Ltd.	29,100	146,674
Japan Steel Works, Ltd.	46,500	750,595
Japan Tissue Engineering Co., Ltd. (c)	7,600	53,962
Japan Wool Textile Co., Ltd.	25,200	189,950
JCR Pharmaceuticals Co., Ltd.	10,500	445,495
JCU Corp.	15,300	194,257
Jeol, Ltd.	22,800	344,343
Jimoto Holdings, Inc.	179,400	206,028
JINS, Inc.	6,600	349,506
Joshin Denki Co., Ltd.	13,500	296,787
Joyful Honda Co., Ltd.	51,400	646,511
JSP Corp.	8,100	158,434
Juki Corp.	36,200	367,230
Juroku Bank, Ltd.	19,400	404,391
Justsystems Corp.	19,100	367,499
JVC Kenwood Corp.	87,600	188,430
Kadokawa Dwango (c)	29,600	311,338
Kaga Electronics Co., Ltd.	21,100	379,440
Kameda Seika Co., Ltd.	8,400	379,365
Kamei Corp.	22,100	250,177
Kanamoto Co., Ltd.	20,900	550,336
Kanematsu Corp.	118,299	1,439,449
Kanematsu Electronics, Ltd.	7,900	237,256
Kanto Denka Kogyo Co., Ltd.	24,000	174,343
Kasai Kogyo Co., Ltd.	34,500	258,164
Katakura Industries Co., Ltd. (a)	74,074	751,441
Katitas Co., Ltd. (a)	11,200	265,109
Kato Sangyo Co., Ltd.	18,600	514,524
Kato Works Co., Ltd. (a)	8,400	194,544
KAWADA TECHNOLOGIES, Inc.	1,300	84,246
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	171,791
Kawasaki Kisen Kaisha, Ltd. (a)(c)	36,500	450,782
Keihin Corp.	16,800	282,361
Keiyo Bank, Ltd.	85,400	549,537
Keiyo Co., Ltd.	34,600	164,619
Kenedix Residential Next Investment Corp. REIT	295	449,834
Security Description	Shares	Value
Kenedix Retail REIT Corp.	283	$ 642,273
Kenedix, Inc.	117,600	504,850
Kenko Mayonnaise Co., Ltd. (a)	15,700	279,041
Key Coffee, Inc.	6,100	115,923
KH Neochem Co., Ltd.	20,000	419,633
Kintetsu World Express, Inc.	18,100	267,586
Kisoji Co., Ltd.	10,300	232,915
Kissei Pharmaceutical Co., Ltd.	25,800	658,668
Kitanotatsujin Corp. (a)	52,400	178,145
Kito Corp.	19,000	260,803
Kitz Corp.	128,100	1,001,776
Kiyo Bank, Ltd.	99,560	1,414,702
Koa Corp.	21,500	253,575
Kobe Bussan Co., Ltd. (a)	11,400	337,174
Kohnan Shoji Co., Ltd.	17,100	414,895
Komatsu Matere Co., Ltd.	30,500	215,167
KOMEDA Holdings Co., Ltd.	24,600	485,206
Komeri Co., Ltd.	10,300	222,589
Komori Corp.	54,036	545,211
Konishi Co., Ltd.	17,400	261,519
Konoike Transport Co., Ltd.	16,900	246,919
Koshidaka Holdings Co., Ltd.	26,400	317,142
Kotobuki Spirits Co., Ltd. (a)	21,100	816,383
Kourakuen Holdings Corp. (c)	8,000	191,040
Krosaki Harima Corp.	3,300	199,417
Kumagai Gumi Co., Ltd.	18,200	547,418
Kumiai Chemical Industry Co., Ltd.	56,300	332,520
Kura Corp.	5,700	283,662
Kurabo Industries, Ltd.	30,770	695,806
Kureha Corp.	8,200	455,161
Kurimoto, Ltd.	18,100	228,487
KYB Corp. (a)	13,683	331,240
Kyoei Steel, Ltd.	20,000	302,602
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,800	254,279
Kyokuyo Co., Ltd.	2,200	57,790
KYORIN Holdings, Inc.	34,300	750,620
Kyoritsu Maintenance Co., Ltd.	15,700	689,732
Kyosan Electric Manufacturing Co., Ltd.	11,700	45,002
LAC Co., Ltd. (a)	6,900	84,713
Lacto Japan Co., Ltd. (a)	3,700	233,706
LaSalle Logiport REIT	382	369,413
Lasertec Corp.	25,200	643,580
LEC, Inc. (a)	18,700	278,842
Leopalace21 Corp.	145,700	579,002
Life Corp.	17,400	358,102
LIFULL Co., Ltd.	34,900	232,847
Link And Motivation, Inc. (a)	25,600	196,932
LIXIL VIVA Corp.	11,200	158,943
M&A Capital Partners Co., Ltd. (a)(c)	4,200	145,468
Macnica Fuji Electronics Holdings, Inc.	34,300	421,735
Macromill, Inc.	10,800	140,765
Maeda Kosen Co., Ltd.	16,100	387,697

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Maeda Road Construction Co., Ltd.	31,300	$ 651,019
Makino Milling Machine Co., Ltd.	22,700	804,840
Mandom Corp.	19,800	543,207
Mani, Inc.	10,900	414,779
Mars Group Holdings Corp.	12,300	246,751
Marudai Food Co., Ltd.	64,831	1,021,082
Maruha Nichiro Corp.	38,520	1,297,283
Marusan Securities Co., Ltd. (a)	71,238	498,013
Maruwa Co., Ltd.	3,600	184,733
Maruwa Unyu Kikan Co., Ltd.	7,200	177,646
Matsui Construction Co., Ltd.	37,700	253,590
Matsuya Co., Ltd.	31,900	323,608
Max Co., Ltd.	23,200	288,427
Maxell Holdings, Ltd.	29,200	384,844
MCJ Co., Ltd.	46,200	279,183
MCUBS MidCity Investment Corp. REIT	923	730,223
MEC Co., Ltd. (a)	18,400	179,614
Medical Data Vision Co., Ltd. (a)(c)	18,700	155,102
Megachips Corp.	11,100	235,628
Megmilk Snow Brand Co., Ltd.	26,300	682,460
Meidensha Corp.	30,900	389,506
Meiko Electronics Co., Ltd. (a)	15,567	250,996
Meiko Network Japan Co., Ltd.	30,400	248,265
Meisei Industrial Co., Ltd.	34,700	228,034
Meitec Corp.	16,500	671,490
Melco Holdings, Inc.	4,000	119,947
Menicon Co., Ltd.	20,400	519,878
Mercuria Investment Co., Ltd.	33,200	205,467
Metaps, Inc. (a)(c)	11,800	153,691
Michinoku Bank, Ltd.	5,720	88,995
Mie Kotsu Group Holdings, Inc.	57,100	312,264
Milbon Co., Ltd.	17,400	708,909
Mimasu Semiconductor Industry Co., Ltd.	19,100	227,184
Miraca Holdings, Inc.	33,100	748,796
Mirai Corp. REIT	175	293,807
Mirait Holdings Corp. (a)	49,860	732,574
Miroku Jyoho Service Co., Ltd. (a)	16,600	374,470
Misawa Homes Co., Ltd.	36,100	245,131
Mitsubishi Estate Logistics REIT Investment Corp.	118	258,661
Mitsubishi Kakoki Kaisha, Ltd.	16,500	220,471
Mitsubishi Logisnext Co., Ltd.	10,900	105,508
Mitsubishi Pencil Co., Ltd.	30,200	598,137
Mitsubishi Research Institute, Inc.	6,900	198,419
Mitsubishi Shokuhin Co., Ltd.	8,000	204,165
Mitsubishi Steel Manufacturing Co., Ltd.	15,900	232,308
Mitsuboshi Belting, Ltd.	17,300	334,127
Mitsui E&S Holdings Co., Ltd. (c)	45,500	427,152
Mitsui Fudosan Logistics Park, Inc. REIT	65	183,658
Security Description	Shares	Value
Mitsui Matsushima Holdings Co., Ltd.	17,800	$ 220,969
Mitsui Mining & Smelting Co., Ltd.	35,800	742,985
Mitsui Sugar Co., Ltd.	35,400	897,946
Mitsui-Soko Holdings Co., Ltd. (c)	18,700	323,157
Mixi, Inc.	22,200	465,792
Miyaji Engineering Group, Inc.	2,600	44,694
Miyazaki Bank, Ltd.	12,380	328,358
Mizuno Corp.	7,800	165,718
Mochida Pharmaceutical Co., Ltd.	9,100	748,138
Modec, Inc.	9,000	186,456
Monex Group, Inc. (a)	107,600	362,867
Money Forward, Inc. (a)(c)	6,600	203,026
Monogatari Corp (a)	1,400	112,674
Mori Trust Hotel Reit, Inc.	200	232,967
Mori Trust Sogo Reit, Inc.	296	430,585
Morinaga Milk Industry Co., Ltd.	19,400	544,611
Morita Holdings Corp.	24,800	405,968
MOS Food Services, Inc. (a)	11,800	301,682
Musashi Seimitsu Industry Co., Ltd.	31,300	438,768
Musashino Bank, Ltd.	15,680	363,435
Nachi-Fujikoshi Corp. (a)	15,700	547,350
Nagaileben Co., Ltd.	11,900	257,165
Nagano Keiki Co., Ltd.	27,900	192,756
Nakanishi, Inc.	67,340	1,146,526
Namura Shipbuilding Co., Ltd.	6,300	27,046
Nanto Bank, Ltd.	1,800	35,175
NEC Networks & System Integration Corp.	16,900	376,001
NET One Systems Co., Ltd.	65,300	1,151,075
Neturen Co., Ltd.	63,583	486,225
Nextage Co., Ltd. (a)	39,200	385,515
Nichias Corp.	42,600	730,352
Nichiban Co., Ltd.	10,000	172,356
Nichicon Corp. (a)	45,900	333,012
Nichiha Corp.	19,900	501,332
NichiiGakkan Co., Ltd.	31,600	297,524
Nichi-iko Pharmaceutical Co., Ltd.	4,200	61,671
Nichireki Co., Ltd.	11,000	105,373
Nihon Dempa Kogyo Co., Ltd. (a)(c)	64,700	222,321
Nihon Eslead Corp.	21,200	282,306
Nihon House Holdings Co., Ltd. (a)	54,800	209,280
Nihon Nohyaku Co., Ltd.	42,900	199,417
Nihon Parkerizing Co., Ltd.	62,600	725,764
Nihon Plast Co., Ltd.	30,600	199,417
Nihon Tokushu Toryo Co., Ltd.	16,600	196,238
Nihon Trim Co., Ltd.	1,500	79,433
Nikkiso Co., Ltd.	74,240	624,559
Nikkon Holdings Co., Ltd.	84,780	2,029,960
Nippon Beet Sugar Manufacturing Co., Ltd.	3,300	54,231

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Nippon Carbide Industries Co., Inc.	19,100	$ 303,783
Nippon Carbon Co., Ltd. (a)	15,471	567,568
Nippon Ceramic Co., Ltd.	10,400	223,138
Nippon Chemical Industrial Co., Ltd.	8,100	162,864
Nippon Chemi-Con Corp.	6,900	120,749
Nippon Coke & Engineering Co., Ltd.	100,200	83,108
Nippon Densetsu Kogyo Co., Ltd.	27,200	539,711
Nippon Flour Mills Co., Ltd.	32,100	537,170
Nippon Kinzoku Co., Ltd.	20,200	201,236
Nippon Koei Co., Ltd. (a)	9,800	218,036
Nippon Light Metal Holdings Co., Ltd.	404,200	821,552
Nippon Parking Development Co., Ltd.	50,100	64,843
Nippon Pillar Packing Co., Ltd.	17,800	199,391
NIPPON REIT Investment Corp.	489	1,622,349
Nippon Road Co., Ltd.	4,700	245,892
Nippon Seiki Co., Ltd.	43,700	749,211
Nippon Sheet Glass Co., Ltd.	49,400	376,415
Nippon Signal Co., Ltd.	35,600	290,731
Nippon Soda Co., Ltd.	15,100	370,223
Nippon Steel & Sumikin Bussan Corp.	3,600	148,804
Nippon Steel & Sumitomo Metal Corp.	23,430	404,150
Nippon Suisan Kaisha, Ltd.	180,099	1,007,891
Nippon Thompson Co., Ltd.	60,800	270,986
Nippon Yakin Kogyo Co., Ltd. (a)	88,400	186,928
Nishimatsu Construction Co., Ltd.	28,600	652,470
Nishimatsuya Chain Co., Ltd.	27,253	221,074
Nishi-Nippon Financial Holdings, Inc.	86,700	757,040
Nishio Rent All Co., Ltd.	17,400	522,563
Nissan Shatai Co., Ltd.	25,200	223,714
Nissei ASB Machine Co., Ltd. (a)	4,700	150,148
Nissei Plastic Industrial Co., Ltd.	27,600	229,675
Nissha Co., Ltd. (a)	27,400	327,656
Nisshin Oillio Group, Ltd.	13,600	388,607
Nisshinbo Holdings, Inc.	82,500	624,869
Nissin Corp.	10,800	176,104
Nissin Kogyo Co., Ltd.	16,900	215,342
Nitta Corp.	9,900	292,809
Nittetsu Mining Co., Ltd.	3,200	135,332
Nitto Boseki Co., Ltd.	30,630	501,124
Nitto Kogyo Corp.	25,300	400,317
Nittoku Engineering Co., Ltd. (a)	9,400	172,981
Nohmi Bosai, Ltd.	20,400	342,867
Nojima Corp.	16,100	326,505
Nomura Co., Ltd.	24,600	565,700
Noritake Co., Ltd.	6,900	285,522
Noritsu Koki Co., Ltd. (a)	9,800	134,430
Noritz Corp.	17,900	256,145
North Pacific Bank, Ltd.	170,200	456,080
NS United Kaiun Kaisha, Ltd.	1,900	51,208
Security Description	Shares	Value
NSD Co., Ltd.	23,100	$ 446,778
NuFlare Technology, Inc.	1,800	81,785
OAK Capital Corp.	166,600	194,365
Obara Group, Inc.	8,900	317,582
Oenon Holdings, Inc.	107,000	338,413
Ogaki Kyoritsu Bank, Ltd.	9,500	190,234
Ohara, Inc. (a)	9,600	142,187
Ohsho Food Service Corp.	6,800	449,346
Oiles Corp.	10,900	176,840
Oisix ra daichi, Inc. (c)	16,800	278,533
Oita Bank, Ltd.	15,380	469,608
Okabe Co., Ltd.	21,400	170,865
Okamoto Industries, Inc.	6,360	334,478
Okamura Corp.	64,700	836,208
Okasan Securities Group, Inc. (a)	97,882	435,368
Oki Electric Industry Co., Ltd.	54,500	645,267
Okinawa Electric Power Co., Inc.	27,312	531,229
OKK Corp.	29,200	205,996
OKUMA Corp.	13,600	652,017
Okumura Corp.	16,800	489,997
Okuwa Co., Ltd.	20,300	206,673
One REIT, Inc.	96	232,573
Onward Holdings Co., Ltd.	73,200	394,305
Open Door, Inc. (a)(c)	8,500	195,775
OPT Holding, Inc. (a)(c)	10,000	131,523
Optex Group Co., Ltd. (a)	20,500	318,762
Optorun Co., Ltd. (a)	11,300	173,030
Osaka Organic Chemical Industry, Ltd.	24,000	237,123
Osaka Soda Co., Ltd. (a)	11,200	250,919
OSAKA Titanium Technologies Co., Ltd.	8,500	129,846
Osaki Electric Co., Ltd.	16,000	96,833
OSJB Holdings Corp.	107,800	281,008
Outsourcing, Inc. (a)	52,900	509,159
Oyo Corp.	22,000	222,978
Pacific Industrial Co., Ltd.	33,300	445,558
Pacific Metals Co., Ltd. (a)	7,399	179,723
Pack Corp.	4,800	133,218
PAL GROUP Holdings Co., Ltd.	5,700	140,532
Paramount Bed Holdings Co., Ltd.	5,600	232,493
Pasona Group, Inc.	16,600	170,365
PC Depot Corp.	60,800	239,953
Penta-Ocean Construction Co., Ltd.	181,100	1,005,240
Pepper Food Service Co., Ltd. (a)	7,400	194,384
PIA Corp. (a)	5,100	177,802
Piolax, Inc.	19,000	381,853
PKSHA Technology, Inc. (a)(c)	2,600	167,543
Plenus Co., Ltd. (a)	9,900	171,895
Poletowin Pitcrew Holdings, Inc.	20,300	171,518
Premier Investment Corp. REIT	1,508	1,716,713
Press Kogyo Co., Ltd.	72,800	358,310
Pressance Corp.	20,200	241,189
Prestige International, Inc.	30,900	334,869
Prima Meat Packers, Ltd.	17,500	312,947

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Qol Holdings Co., Ltd. (a)	11,000	$ 167,233
Raito Kogyo Co., Ltd.	38,300	510,713
Rakus Co., Ltd. (a)	15,000	232,557
RaQualia Pharma, Inc. (c)	21,100	207,125
Relia, Inc.	26,600	219,414
Remixpoint., Inc. (a)	22,400	81,870
RENOVA, Inc. (c)	25,500	185,471
Resorttrust, Inc.	45,800	672,504
Rheon Automatic Machinery Co., Ltd.	17,100	214,929
Ricoh Leasing Co., Ltd.	7,700	229,846
Riken Corp.	7,000	319,646
Riken Keiki Co., Ltd.	15,100	278,837
Riken Technos Corp.	54,300	225,188
Riken Vitamin Co., Ltd.	5,400	174,479
Ringer Hut Co., Ltd. (a)	16,700	349,632
Riso Kagaku Corp.	9,200	141,796
Rock Field Co., Ltd.	10,600	160,283
Rokko Butter Co., Ltd.	10,600	207,334
Rorze Corp. (a)	15,200	188,970
Round One Corp.	49,100	504,806
Royal Holdings Co., Ltd.	15,600	362,291
RS Technologies Co., Ltd. (a)	4,900	127,552
Ryobi, Ltd.	16,400	393,726
Ryosan Co., Ltd. (a)	10,000	267,238
S Foods, Inc.	12,000	447,888
Sac's Bar Holdings, Inc.	35,100	357,030
Sagami Holdings Corp. (a)	25,200	308,009
Saizeriya Co., Ltd.	17,400	297,520
Sakai Chemical Industry Co., Ltd.	26,953	553,972
Sakai Moving Service Co., Ltd.	4,200	228,155
Sakata INX Corp. (a)	26,000	287,691
Sakata Seed Corp.	18,800	577,460
Sakura Internet, Inc.	46,300	180,195
Sala Corp. (a)	64,000	349,414
SAMTY Co., Ltd. (a)	18,500	211,954
San ju San Financial Group, Inc.	15,700	243,553
San-A Co., Ltd.	10,200	386,283
San-Ai Oil Co., Ltd.	44,800	444,672
SanBio Co., Ltd. (a)(c)	12,000	887,025
Sanden Holdings Corp. (a)(c)	11,200	76,052
Sanei Architecture Planning Co., Ltd.	19,700	246,531
Sangetsu Corp.	36,300	660,060
San-In Godo Bank, Ltd.	88,300	619,706
Sanken Electric Co., Ltd.	15,900	297,523
Sanki Engineering Co., Ltd.	27,900	289,897
Sankyo Tateyama, Inc. (a)	30,800	325,924
Sanoh Industrial Co., Ltd.	45,400	228,417
Sanrio Co., Ltd.	32,300	632,958
Sanyo Chemical Industries, Ltd.	5,400	249,537
Sanyo Denki Co., Ltd.	5,000	162,239
Sanyo Electric Railway Co., Ltd.	7,800	160,386
Sanyo Shokai, Ltd. (a)	3,000	49,136
Sanyo Special Steel Co., Ltd.	20,287	430,277
Sanyo Trading Co., Ltd.	16,000	270,519
Security Description	Shares	Value
Sapporo Holdings, Ltd.	46,500	$ 971,832
Sato Holdings Corp.	30,540	726,513
SEC Carbon, Ltd. (a)	1,500	122,226
Seed Co., Ltd. (a)	16,500	191,446
Seika Corp.	4,400	60,918
Seikagaku Corp.	24,600	280,047
Seiko Holdings Corp.	11,800	227,256
Seiren Co., Ltd.	46,880	764,847
Sekisui Jushi Corp.	17,300	305,113
Sekisui Plastics Co., Ltd.	25,200	212,919
Senko Group Holdings Co., Ltd.	51,400	390,249
Senshu Ikeda Holdings, Inc.	152,460	416,880
Septeni Holdings Co., Ltd. (a)	16,400	25,112
Shibaura Electronics Co., Ltd.	5,800	182,646
Shibuya Corp.	10,900	350,700
Shiga Bank, Ltd. (a)	31,300	734,037
Shikoku Bank, Ltd.	24,000	258,561
Shikoku Chemicals Corp.	26,200	245,965
Shima Seiki Manufacturing, Ltd. (a)	23,445	684,876
Shimachu Co., Ltd.	48,560	1,310,100
Shinagawa Refractories Co., Ltd.	6,400	219,332
Shindengen Electric Manufacturing Co., Ltd.	4,100	142,004
Shin-Etsu Polymer Co., Ltd.	24,800	153,707
Shinkawa, Ltd. (a)(c)	9,200	31,864
Shinko Electric Industries Co., Ltd.	30,500	194,595
Shinko Plantech Co., Ltd.	33,300	352,986
Shinmaywa Industries, Ltd.	26,000	317,550
Shinoken Group Co., Ltd. (a)	25,800	160,376
Shinsho Corp.	4,000	88,557
Ship Healthcare Holdings, Inc.	17,700	654,181
Shizuoka Gas Co., Ltd.	30,400	236,073
SHO-BOND Holdings Co., Ltd.	16,400	1,221,237
Shochiku Co., Ltd. (a)	13,060	1,266,540
Shoei Co., Ltd. (a)	5,600	191,150
Shoei Foods Corp. (a)	7,200	177,383
Showa Corp.	26,500	312,788
Showa Sangyo Co., Ltd.	7,600	206,079
Siix Corp. (a)	23,700	308,900
Sinanen Holdings Co., Ltd.	7,600	166,526
Sinfonia Technology Co., Ltd.	47,880	580,853
Sinko Industries, Ltd.	16,700	225,579
Sintokogio, Ltd.	37,000	302,502
SKY Perfect JSAT Holdings, Inc.	62,600	267,597
SMK Corp.	504	9,973
SMS Co., Ltd.	49,200	775,792
Sodick Co., Ltd.	28,100	176,465
Sogo Medical Holdings Co., Ltd.	7,800	146,452
Solasto Corp.	26,700	267,207
Sosei Group Corp. (a)(c)	45,800	333,539
Space Value Holdings Co., Ltd. (a)	29,200	249,643
ST Corp. (a)	16,300	276,037
St Marc Holdings Co., Ltd.	3,000	67,019
Star Asia Investment Corp. REIT	237	226,815

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Star Micronics Co., Ltd. (a)	22,200	$ 301,693
Starts Corp., Inc.	17,700	392,831
Starts Proceed Investment Corp. REIT	176	271,904
Starzen Co., Ltd.	4,800	165,593
Stella Chemifa Corp. (a)	7,200	167,933
Studio Alice Co., Ltd.	15,000	313,221
Sumida Corp. (a)	21,100	243,665
Sumitomo Densetsu Co., Ltd.	18,100	300,416
Sumitomo Mitsui Construction Co., Ltd.	84,960	517,279
Sumitomo Osaka Cement Co., Ltd.	22,479	924,033
Sumitomo Seika Chemicals Co., Ltd.	2,400	92,312
Sumitomo Warehouse Co., Ltd.	47,100	581,693
Sun Frontier Fudousan Co., Ltd.	5,800	56,248
Sun-Wa Technos Corp.	23,000	215,713
Suruga Bank, Ltd. (a)	145,300	537,682
Sushiro Global Holdings, Ltd.	11,000	601,559
SWCC Showa Holdings Co., Ltd.	4,500	24,773
Systena Corp.	48,200	559,694
Syuppin Co., Ltd. (a)	23,000	149,050
T Hasegawa Co., Ltd. (a)	17,100	242,983
T RAD Co., Ltd.	11,200	235,198
Tachi-S Co., Ltd.	22,500	294,285
Tadano, Ltd.	72,800	662,874
Taihei Dengyo Kaisha, Ltd.	12,500	279,360
Taiho Kogyo Co., Ltd.	25,300	220,682
Taikisha, Ltd.	17,100	456,197
Taiko Pharmaceutical Co., Ltd.	15,600	276,979
Taiyo Holdings Co., Ltd.	4,600	129,763
Takamatsu Construction Group Co., Ltd.	7,900	198,517
Takaoka Toko Co., Ltd.	1,900	23,794
Takara Standard Co., Ltd.	31,600	474,079
Takasago International Corp.	26,200	804,758
Takasago Thermal Engineering Co., Ltd.	36,300	591,904
Takeei Corp.	37,700	217,510
Takeuchi Manufacturing Co., Ltd.	24,100	372,104
Takisawa Machine Tool Co., Ltd.	19,100	235,366
Takuma Co., Ltd.	42,500	532,243
Tamron Co., Ltd.	5,400	77,273
Tamura Corp.	53,400	259,906
Tanseisha Co., Ltd.	25,600	252,932
Tatsuta Electric Wire and Cable Co., Ltd. (a)	52,700	231,041
Tayca Corp. (a)	11,500	170,118
TechMatrix Corp.	16,200	248,652
Teikoku Electric Manufacturing Co., Ltd.	3,600	42,262
Teikoku Sen-I Co., Ltd. (a)	17,200	340,661
TKC Corp.	7,700	274,411
Toa Corp. (a)(f)	21,500	194,786
Toa Corp. (a)(f)	8,000	96,104
TOA ROAD Corp.	7,900	221,415
Security Description	Shares	Value
Toagosei Co., Ltd.	144,700	$ 1,598,472
Tobishima Corp. (a)	10,710	136,077
TOC Co., Ltd.	80,360	535,416
Tocalo Co., Ltd.	34,700	268,517
Toei Animation Co., Ltd.	8,700	320,754
Toei Co., Ltd.	8,740	1,027,626
Toho Bank, Ltd.	90,000	256,756
Toho Co., Ltd.	16,200	320,412
Toho Titanium Co., Ltd.	25,700	235,883
Toho Zinc Co., Ltd.	12,500	382,240
TOKAI Holdings Corp.	65,300	518,400
Tokai Rika Co., Ltd.	21,500	357,435
Tokai Tokyo Financial Holdings, Inc.	129,900	556,469
Tokushu Tokai Paper Co., Ltd.	5,100	191,050
Tokyo Dome Corp.	48,500	412,437
Tokyo Energy & Systems, Inc. (a)	28,600	251,552
Tokyo Kiraboshi Financial Group, Inc.	400	6,187
Tokyo Ohka Kogyo Co., Ltd.	20,900	562,527
Tokyo Rope Manufacturing Co., Ltd.	22,200	188,178
Tokyo Seimitsu Co., Ltd.	25,200	636,919
Tokyo Steel Manufacturing Co., Ltd.	59,100	479,415
Tokyo Tekko Co., Ltd.	1,800	18,572
Tokyotokeiba Co., Ltd. (a)	8,900	222,105
Tokyu Construction Co., Ltd.	44,600	405,288
Tokyu REIT, Inc.	368	552,092
Tomoe Engineering Co., Ltd.	2,800	61,505
TOMONY Holdings, Inc.	100,680	372,566
Tomy Co., Ltd.	60,400	605,569
Tonami Holdings Co., Ltd.	4,200	214,374
Topcon Corp.	60,700	809,407
Toppan Forms Co., Ltd.	28,700	226,273
Topre Corp.	27,000	539,188
Topy Industries, Ltd.	24,498	502,620
Torex Semiconductor, Ltd.	21,300	219,572
Toridoll Holdings Corp. (a)	10,200	168,179
Torii Pharmaceutical Co., Ltd.	5,600	124,184
Torikizoku Co., Ltd. (a)	15,200	251,313
Torishima Pump Manufacturing Co., Ltd.	5,600	47,571
Tosei Reit Investment Corp.	230	238,773
Toshiba Machine Co., Ltd.	10,200	182,682
Toshiba TEC Corp.	10,800	252,294
Tosho Co., Ltd. (a)	9,000	280,955
Totetsu Kogyo Co., Ltd.	17,100	473,809
Towa Bank, Ltd.	30,400	206,149
Towa Pharmaceutical Co., Ltd.	2,800	195,744
Toyo Construction Co., Ltd.	44,000	151,593
Toyo Corp.	5,668	41,794
Toyo Denki Seizo KK (a)	20,000	221,483
Toyo Ink SC Holdings Co., Ltd.	24,100	536,849
Toyo Kanetsu KK (a)	7,500	153,397
Toyo Machinery & Metal Co., Ltd.	43,700	214,686

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Toyo Securities Co., Ltd.	126,500	$ 196,008
Toyo Tanso Co., Ltd. (a)	8,300	164,994
Toyobo Co., Ltd.	42,778	584,462
TPR Co., Ltd.	19,100	390,304
Trancom Co., Ltd.	3,800	195,342
Transcosmos, Inc.	16,800	353,257
Tri Chemical Laboratories, Inc.	6,700	234,804
Trusco Nakayama Corp. (a)	24,500	646,694
Trust Tech, Inc. (a)	6,400	161,291
TSI Holdings Co., Ltd.	77,100	500,344
Tsubaki Nakashima Co., Ltd. (a)	29,400	434,375
Tsubakimoto Chain Co.	20,500	675,455
Tsugami Corp.	43,600	254,729
Tsukishima Kikai Co., Ltd.	29,700	345,956
Tsukuba Bank, Ltd. (a)	116,100	230,687
Tsukui Corp.	31,700	241,546
Tsurumi Manufacturing Co., Ltd.	10,900	191,246
UACJ Corp. (a)	2,400	47,097
Uchida Yoko Co., Ltd.	6,800	161,765
UKC Holdings Corp.	10,800	180,632
Union Tool Co.	7,200	191,886
Unipres Corp.	20,200	342,635
United Arrows, Ltd.	16,500	528,620
United Super Markets Holdings, Inc.	35,900	392,981
UNITED, Inc.	5,300	71,398
Unitika, Ltd. (c)	6,400	27,183
Unizo Holdings Co., Ltd.	22,500	418,972
Ushio, Inc.	65,100	692,446
UT Group Co., Ltd. (c)	16,200	277,592
Uzabase, Inc. (a)(c)	9,600	145,249
V Technology Co., Ltd.	1,936	219,513
Valor Holdings Co., Ltd.	35,400	853,743
Valqua, Ltd.	10,476	211,687
ValueCommerce Co., Ltd. (a)	14,900	166,499
Vector, Inc. (a)	20,200	264,019
VIA Holdings, Inc. (a)(c)	44,200	269,515
Vision, Inc. (c)	5,700	197,680
Vital KSK Holdings, Inc. (a)	30,500	313,854
VT Holdings Co., Ltd.	88,300	329,168
Wacom Co., Ltd.	81,000	336,654
Wakachiku Construction Co., Ltd.	3,800	53,442
Wakita & Co., Ltd.	10,900	111,171
Warabeya Nichiyo Holdings Co., Ltd.	15,300	268,306
Watahan & Co., Ltd.	9,800	199,367
WATAMI Co., Ltd.	18,600	220,559
WDB Holdings Co., Ltd.	7,500	163,104
World Holdings Co., Ltd.	9,000	176,366
Yahagi Construction Co., Ltd.	29,000	185,553
Yakuodo Co., Ltd. (a)	7,700	183,034
YAMABIKO Corp.	24,800	231,013
YAMADA Consulting Group Co., Ltd. (a)	11,200	169,763
Yamagata Bank, Ltd.	15,600	297,028
Yamaichi Electronics Co., Ltd.	18,600	198,859
Security Description	Shares	Value
YA-MAN, Ltd. (a)	16,500	$ 206,936
Yamanashi Chuo Bank, Ltd.	24,700	317,432
Yamashin-Filter Corp. (a)	33,700	194,125
Yamato Kogyo Co., Ltd.	25,300	593,327
Yamazen Corp.	54,100	508,875
Yellow Hat, Ltd.	10,300	246,058
Yodogawa Steel Works, Ltd.	33,900	675,126
Yokogawa Bridge Holdings Corp.	20,700	307,910
Yokohama Reito Co., Ltd.	29,100	242,953
Yokowo Co., Ltd. (a)	22,800	292,390
Yondoshi Holdings, Inc.	17,000	339,024
Yonex Co., Ltd. (a)	28,300	153,733
Yorozu Corp.	17,000	214,292
Yoshinoya Holdings Co., Ltd. (a)	34,400	566,880
Yuasa Trading Co., Ltd.	10,300	295,251
Yume No Machi Souzou Iinkai Co., Ltd. (a)	15,972	185,611
Yumeshin Holdings Co., Ltd.	49,500	357,326
Yurtec Corp.	33,900	264,489
Yushin Precision Equipment Co., Ltd.	17,700	136,483
Zenrin Co., Ltd. (a)	49,565	1,051,700
ZERIA Pharmaceutical Co., Ltd.	24,700	444,179
ZIGExN Co., Ltd. (c)	38,800	179,297
Zojirushi Corp.	26,100	229,563
		292,267,979
LIECHTENSTEIN — 0.0% (g)
VP Bank AG	1,914	274,538
LUXEMBOURG — 0.2%
Befesa SA (c)(e)	9,353	400,946
Corp. America Airports SA (c)	30,703	203,561
Solutions 30 SE (c)	84,868	865,390
		1,469,897
MACAU — 0.1%
Macau Legend Development, Ltd.	3,423,740	594,722
MALTA — 0.1%
Catena Media PLC (a)(c)	29,629	328,010
Kambi Group PLC (c)	13,269	284,362
		612,372
NETHERLANDS — 1.7%
Accell Group NV	14,249	306,880
AMG Advanced Metallurgical Group NV	19,585	630,910
Arcadis NV (a)	35,391	431,274
BE Semiconductor Industries NV	44,878	947,963
BinckBank NV	4,527	31,516
Brack Capital Properties NV (c)	1,107	105,339
Brunel International NV (a)	19,823	247,454
Constellium NV Class A (c)	79,051	552,566
Corbion NV	45,212	1,264,193
Eurocommercial Properties NV	23,145	713,842
Flow Traders (e)	22,026	700,984
ForFarmers NV	11,212	103,177
Fugro NV (a)(c)	55,369	477,625

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Heijmans NV (c)	26,338	$ 240,866
Intertrust NV (e)	45,041	756,368
Kendrion NV	13,639	325,861
Koninklijke BAM Groep NV (a)	141,297	406,070
Koninklijke Volkerwessels NV	18,096	286,093
NSI NV REIT	12,645	492,920
Pharming Group NV (c)	436,070	377,609
PostNL NV (a)	276,535	631,294
Rhi Magnesita NV (a)	10,681	526,739
Shop Apotheke Europe NV (c)(e)	5,435	233,610
uniQure NV (a)(c)	14,959	431,118
Vastned Retail NV REIT	14,369	514,131
Wereldhave NV REIT (a)	25,608	795,954
Wessanen (a)	34,299	313,083
		12,845,439
NEW ZEALAND — 1.3%
Argosy Property, Ltd.	407,740	328,092
Arvida Group, Ltd.	280,744	242,846
Chorus, Ltd.	180,533	587,124
Genesis Energy, Ltd.	231,316	404,834
Goodman Property Trust REIT	426,284	437,342
Infratil, Ltd.	353,149	864,335
Kiwi Property Group, Ltd.	639,094	584,963
Metlifecare, Ltd.	76,131	275,158
New Zealand Refining Co., Ltd.	116,755	183,982
Precinct Properties New Zealand, Ltd.	542,843	538,725
Pushpay Holdings, Ltd. (c)	102,646	216,812
Restaurant Brands New Zealand, Ltd.	157,520	881,969
SKYCITY Entertainment Group, Ltd.	380,843	906,579
Stride Property Group	299,531	387,641
Summerset Group Holdings, Ltd.	150,391	642,381
Synlait Milk, Ltd. (c)	35,936	216,872
Tourism Holdings, Ltd.	72,637	250,840
Trade Me Group, Ltd.	234,162	997,060
Vital Healthcare Property Trust REIT	265,693	372,355
Z Energy, Ltd.	231,433	851,979
		10,171,889
NORWAY — 1.4%
Akastor ASA (c)	106,736	160,983
Aker Solutions ASA (c)	66,020	302,380
Archer, Ltd. (a)(c)	322,008	161,578
Atea ASA (c)	46,332	593,921
Avance Gas Holding, Ltd. (a)(c)(e)	15,950	22,767
Axactor SE (c)	81,632	175,818
B2Holding ASA (a)	176,390	250,555
Borregaard ASA	62,198	537,283
BW Offshore, Ltd. (c)	55,775	203,863
DOF ASA (a)(c)	335,540	123,999
Europris ASA (c)(e)	57,153	152,797
Frontline, Ltd. (c)	52,564	296,233
Golden Ocean Group, Ltd.	40,055	246,739
Security Description	Shares	Value
Grieg Seafood ASA	32,165	$ 380,000
Kitron ASA	241,171	242,309
Komplett Bank ASA (a)(c)	128,339	186,747
Kongsberg Automotive ASA (a)(c)	301,431	266,302
Kvaerner ASA (c)	124,453	173,331
NEL ASA (a)(c)	655,880	349,483
Nordic Nanovector ASA (c)	33,407	196,758
Nordic Semiconductor ASA (a)(c)	93,933	313,502
Norway Royal Salmon ASA	10,182	210,480
Norwegian Air Shuttle ASA (a)(c)	10,329	206,898
Ocean Yield ASA	24,403	166,836
Odfjell Drilling, Ltd. (a)(c)	65,590	156,795
Petroleum Geo-Services ASA (c)	169,852	231,657
Prosafe SE (c)	68,812	106,963
Protector Forsikring ASA (a)(c)	64,563	356,399
Sbanken ASA (e)	42,394	367,190
Scatec Solar ASA (e)	84,980	724,266
Ship Finance International, Ltd.	38,443	404,805
Solstad Offshore ASA (c)	488,967	97,125
SpareBank 1 Nord Norge	44,401	322,016
SpareBank 1 SMN	46,058	447,860
Stolt-Nielsen, Ltd.	14,221	167,515
Veidekke ASA	88,792	993,625
Wallenius Wilhelmsen ASA (a)(c)	71,352	244,730
		10,542,508
PERU — 0.1%
Hochschild Mining PLC	231,083	459,266
PORTUGAL — 0.2%
Altri SGPS SA	146,473	971,155
Banco Comercial Portugues SA Class R (c)	3,201	840
Mota-Engil SGPS SA (a)(c)	44,850	82,545
REN - Redes Energeticas Nacionais SGPS SA	117,780	327,714
		1,382,254
SINGAPORE — 1.8%
Accordia Golf Trust	456,400	169,099
AIMS AMP Capital Industrial REIT	279,758	272,985
Ascendas Hospitality Trust	581,500	328,507
Ascott Residence Trust REIT	604,825	479,245
Best World International, Ltd.	289,100	557,838
BW LPG, Ltd. (a)(c)(e)	23,600	71,107
Cache Logistics Trust REIT	46,348	23,633
CapitaLand Retail China Trust REIT	390,073	389,214
CDL Hospitality Trusts	499,080	534,598
China Aviation Oil Singapore Corp., Ltd.	251,900	195,902
China New Town Development Co., Ltd. (d)	428,500	10,946
Chip Eng Seng Corp., Ltd. (a)	463,000	224,197
CITIC Envirotech, Ltd. (a)	682,200	190,195
ESR-REIT	312,009	116,746
Ezion Holdings, Ltd. (a)(c)	4,945,500	166,906

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	$ —
First Real Estate Investment Trust	655,400	473,638
First Resources, Ltd.	239,200	270,263
Frasers Centrepoint Trust REIT	300,200	477,941
Frasers Commercial Trust REIT	375,599	377,528
Frasers Logistics & Industrial Trust REIT	701,849	530,377
GuocoLand, Ltd. (a)	209,800	277,065
Hyflux, Ltd. (b)(c)	33,300	—
IGG, Inc.	512,000	702,342
Keppel DC REIT	347,366	344,053
Keppel Infrastructure Trust	1,453,038	517,038
Lian Beng Group, Ltd.	141,100	48,138
M1, Ltd.	239,800	367,705
Manulife US Real Estate Investment Trust	794,546	611,800
Midas Holdings, Ltd. (b)(c)	1,078,700	—
OUE Hospitality Trust	956,233	470,049
OUE Lippo Healthcare, Ltd. (c)	3,600	172
Parkway Life Real Estate Investment Trust	283,300	546,646
Raffles Medical Group, Ltd. (a)	547,710	442,026
RHT Health Trust	522,500	279,842
Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	221,249	63,307
Sheng Siong Group, Ltd.	319,300	248,318
Singapore Post, Ltd.	753,000	505,499
Soilbuild Business Space REIT	322,610	137,281
Starhill Global REIT	843,600	420,872
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
Technics Oil & Gas, Ltd. (b)(c)	1,254	—
UMS Holdings, Ltd. (a)	469,074	196,164
United Engineers, Ltd.	327,300	607,534
Wing Tai Holdings, Ltd.	636,399	901,137
Zheng Li Holdings, Ltd. (c)	330,000	282,399
		13,830,252
SOUTH KOREA — 10.9%
AbClon, Inc. (c)	5,125	186,710
Able C&C Co., Ltd. (c)	8,033	78,473
Advanced Process Systems Corp. (a)	8,465	164,627
Aekyung Industrial Co., Ltd. (a)(c)	4,400	187,704
AfreecaTV Co., Ltd.	5,798	204,733
Ahnlab, Inc.	2,999	124,712
AJ Rent A Car Co., Ltd. (c)	2,847	31,384
AK Holdings, Inc.	2,111	102,163
Alteogen, Inc. (c)	8,318	213,206
Amicogen, Inc. (c)	14,506	443,318
Amotech Co., Ltd. (c)	10,516	169,643
Anam Electronics Co., Ltd. (c)	92,672	215,111
Ananti, Inc. (a)(c)	22,997	386,444
Anterogen Co., Ltd. (c)	3,199	202,697
Aprogen pharmaceuticals, Inc. (c)	45,632	97,537
Asiana Airlines, Inc. (c)	49,302	182,706
Security Description	Shares	Value
ATGen Co., Ltd. (c)	19,552	$ 226,921
BGF Co., Ltd. (a)	33,436	241,825
BH Co., Ltd. (c)	17,993	270,911
Binex Co., Ltd. (c)	17,045	139,928
Binggrae Co., Ltd.	1,529	99,348
Boryung Pharmaceutical Co., Ltd.	20,493	183,295
Bukwang Pharmaceutical Co., Ltd.	18,727	416,230
Byucksan Corp.	6,455	14,173
Cafe24 Corp. (c)	3,550	349,337
CammSys Corp. (a)(c)	146,597	226,635
Caregen Co., Ltd.	3,603	228,941
Cell Biotech Co., Ltd.	3,570	89,746
Cellumed Co., Ltd. (c)	24,686	201,108
Chabiotech Co., Ltd. (c)	29,894	541,189
Cheil Worldwide, Inc.	49,589	999,957
Choa Pharmaceutical Co. (a)(c)	18,941	74,097
Chong Kun Dang Pharmaceutical Corp.	4,332	396,006
Chongkundang Holdings Corp.	2,157	120,821
CJ CGV Co., Ltd.	547	20,099
CJ Freshway Corp.	1,778	42,227
CMG Pharmaceutical Co., Ltd. (c)	46,823	177,716
CNK International Co., Ltd. (b)(c)	16,071	—
Com2uSCorp	7,695	889,635
Coreana Cosmetics Co., Ltd.	49,450	189,238
Cosmax, Inc.	5,899	687,283
Cosmecca Korea Co., Ltd.	8,419	245,221
CosmoAM&T Co., Ltd. (c)	11,962	186,002
COSON Co., Ltd. (c)	20,042	182,314
CROWNHAITAI Holdings Co., Ltd.	1,939	19,637
CrystalGenomics, Inc. (c)	19,470	301,874
CS Wind Corp.	9,524	235,582
CTC BIO, Inc. (c)	6,726	48,826
Cuckoo Homesys Co., Ltd. (c)	1,418	225,574
CUROCOM Co., Ltd. (c)	136,241	157,511
Dae Han Flour Mills Co., Ltd.	513	80,918
Dae Hwa Pharmaceutical Co., Ltd.	10,061	178,534
Daea TI Co., Ltd. (a)	33,838	248,978
Daeduck Electronics Co.	49,094	400,390
Daesang Corp.	18,664	419,012
Daewon Pharmaceutical Co., Ltd.	11,495	166,378
Daewoo Engineering & Construction Co., Ltd. (c)	125,068	604,155
Daewoong Co., Ltd.	27,320	435,827
Daishin Securities Co., Ltd. Preference Shares	68,941	538,157
Daou Technology, Inc.	20,917	353,366
Dawonsys Co., Ltd. (a)	18,041	257,082
DB HiTek Co., Ltd.	28,208	274,294
Dentium Co., Ltd.	6,524	336,198
DGB Financial Group, Inc.	112,867	840,585
Digital Power Communications Co., Ltd.	14,613	74,781
DIO Corp. (c)	831	21,412
DMS Co., Ltd.	47,996	197,438

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Dong-A Socio Holdings Co., Ltd. (a)	4,780	$ 466,947
Dong-A ST Co., Ltd.	5,040	472,020
Dongkoo Bio & Pharma Co., Ltd. (c)	10,034	173,558
DongKook Pharmaceutical Co., Ltd.	3,595	186,548
Dongkuk Steel Mill Co., Ltd.	22,463	145,553
Dongsung Finetec Co., Ltd. (c)	8,801	60,892
Dongsung Pharmaceutical Co., Ltd. (a)(c)	10,000	133,985
Dongwha Pharm Co., Ltd.	34,100	278,105
Dongwon F&B Co., Ltd.	448	115,433
Dongwon Industries Co., Ltd.	191	34,749
Doosan Heavy Industries & Construction Co., Ltd. (c)	49,506	431,702
Doosan Infracore Co., Ltd. (a)(c)	64,931	441,680
DoubleUGames Co., Ltd.	7,241	388,073
Douzone Bizon Co., Ltd.	17,743	825,293
Easy Bio, Inc.	39,510	214,582
Ecopro Co., Ltd. (c)	12,102	357,919
EM-Tech Co., Ltd.	18,527	283,932
Enerzent Co., Ltd. (c)	82,502	168,213
ENF Technology Co., Ltd.	23,836	268,096
Enzychem Lifesciences Corp. (c)	2,912	258,108
Esmo Corp. (a)(c)	34,794	220,464
Eugene Corp.	43,159	241,749
Eugene Investment & Securities Co., Ltd. (c)	125,098	266,273
Eugene Technology Co., Ltd.	4,050	38,838
F&F Co., Ltd.	4,351	156,173
Feelingk Co., Ltd. (c)	103,032	169,442
Feelux Co., Ltd. (a)	23,054	252,069
Finetex EnE, Inc. (b)(c)	52,969	—
Foosung Co., Ltd. (c)	42,465	282,390
GemVax & Kael Co., Ltd. (c)	16,970	182,506
Genexine Co., Ltd. (c)	8,879	577,716
GNCO Co., Ltd. (c)	23,666	34,996
Golfzon Newdin Holdings Co., Ltd.	2,704	8,930
Grand Korea Leisure Co., Ltd.	16,366	365,221
Green Cross Cell Corp.	3,507	158,723
Green Cross Corp.	4,462	543,854
Green Cross Holdings Corp.	16,245	365,432
Green Cross LabCell Corp.	5,266	216,624
GS Home Shopping, Inc.	2,804	451,334
G-SMATT GLOBAL Co., Ltd. (c)	91,058	147,710
G-treeBNT Co., Ltd. (c)	15,432	390,018
HAESUNG DS Co., Ltd.	18,427	213,864
Halla Holdings Corp.	2,942	115,354
Hana Tour Service, Inc. (a)	5,149	317,486
Hanall Biopharma Co., Ltd. (c)	17,567	569,928
Handsome Co., Ltd.	12,879	418,412
Hanil Cement Co., Ltd.	16	1,685
Hanil Holdings Co., Ltd.	3,511	163,939
Hanjin Kal Corp.	25,745	687,579
Hanjin Shipping Co., Ltd. (b)(c)	1,732	—
Security Description	Shares	Value
Hanjin Transportation Co., Ltd.	4,407	$ 212,490
Hankook Cosmetics Co., Ltd. (c)	21,501	207,148
Hankook Tire Worldwide Co., Ltd.	15,570	231,638
Hanmi Semiconductor Co., Ltd.	15,319	106,813
Hansae Co., Ltd.	11,860	210,989
Hansol Chemical Co., Ltd.	9,417	654,076
Hansol Holdings Co., Ltd.	52,390	234,764
Hansol Paper Co., Ltd.	28,131	418,511
Hanssem Co., Ltd. (a)	8,090	488,677
Hanwha Aerospace Co., Ltd. (c)	24,984	727,711
Hanwha General Insurance Co., Ltd.	46,331	245,399
Hanwha Investment & Securities Co., Ltd. (c)	92,696	169,059
HDC Holdings Co., Ltd.	16,225	250,835
HDC Hyundai Engineering Plastics Co., Ltd.	5,351	20,597
Hite Jinro Co., Ltd.	18,252	271,539
HLB Life Science Co., Ltd. (c)	18,081	278,718
HS Industries Co., Ltd.	39,095	239,657
Huchems Fine Chemical Corp.	23,787	513,772
Hugel, Inc. (c)	1,553	530,982
Humedix Co., Ltd.	1,246	30,821
Huons Co., Ltd.	3,749	240,570
Huons Global Co., Ltd.	2,483	98,247
Hyosung Advanced Materials Corp. (c)	2,230	205,852
Hyosung Chemical Corp. (c)	1,973	251,090
Hyosung Corp. (c)	6,464	289,658
Hyosung Heavy Industries Corp. (c)	5,069	187,850
Hyosung TNC Co., Ltd. (c)	1,829	303,249
Hyundai Bioscience Co., Ltd. (a)(c)	50,963	247,553
Hyundai Construction Equipment Co., Ltd. (c)	7,761	297,002
Hyundai Corp.	2,533	63,790
Hyundai Greenfood Co., Ltd. (a)	38,970	499,436
Hyundai Home Shopping Network Corp. (a)	4,534	402,282
Hyundai Hy Communications & Network Co., Ltd.	13,294	48,372
Hyundai Livart Furniture Co., Ltd.	14,416	259,044
Hyundai Merchant Marine Co., Ltd. (a)(c)	137,303	454,682
Hyundai Mipo Dockyard Co., Ltd. (c)	9,421	506,596
Hyundai Wia Corp.	2,067	67,152
Il Dong Pharmaceutical Co., Ltd.	9,474	173,636
Ilyang Pharmaceutical Co., Ltd. (c)	9,198	226,694
Innocean Worldwide, Inc.	6,483	367,784
Innox Advanced Materials Co., Ltd. (c)	2,969	100,315
Inscobee, Inc. (a)(c)	59,964	267,092
Insun ENT Co., Ltd. (c)	43,523	246,519
Interojo Co., Ltd.	4,075	90,024

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
iNtRON Biotechnology, Inc. (c)	8,299	$ 320,565
IS Dongseo Co., Ltd.	6,711	184,345
ISC Co., Ltd.	25,179	194,518
Jahwa Electronics Co., Ltd. (a)	26,019	275,161
Jayjun Cosmetic Co., Ltd. (a)(c)	16,927	165,356
JB Financial Group Co., Ltd.	165,504	845,468
Jeil Pharmaceutical Co., Ltd.	5,403	225,650
Jeju Air Co., Ltd.	5,725	172,140
Jenax, Inc. (a)(c)	7,796	86,638
Jin Air Co., Ltd.	14,593	251,761
JoyCity Corp. (c)	335	3,092
JW Pharmaceutical Corp.	6,945	253,638
JW Shinyak Corp.	34,216	205,762
JYP Entertainment Corp. (c)	23,892	647,726
Kangstem Biotech Co., Ltd. (c)	15,663	306,017
KC Co., Ltd.	6,176	65,037
KEPCO Engineering & Construction Co., Inc.	15,697	294,020
KEPCO Plant Service & Engineering Co., Ltd.	17,084	508,325
Kginicis Co., Ltd. (a)	18,130	250,226
KGMobilians Co., Ltd.	11,940	78,651
Kiwi Media Group Co., Ltd. (c)	690,357	253,671
KIWOOM Securities Co., Ltd. (a)	7,883	552,474
Koh Young Technology, Inc.	5,351	395,642
Kolmar Korea Co., Ltd. (a)	10,176	642,954
Kolon Industries, Inc.	10,343	531,147
Kolon Life Science, Inc. (c)	3,332	222,472
Komipharm International Co., Ltd. (a)(c)	16,513	300,425
KONA I Co., Ltd. (c)	1,193	11,173
Korea Circuit Co., Ltd. (c)	46,407	212,529
Korea Electric Terminal Co., Ltd.	2,896	105,375
Korea Line Corp. (c)	7,537	146,917
Korea Petrochemical Ind Co., Ltd.	2,948	405,555
Korea Real Estate Investment & Trust Co., Ltd.	59,324	143,552
Korea United Pharm, Inc.	7,857	161,604
Korean Reinsurance Co.	106,143	823,802
Kortek Corp.	8,677	108,093
KT Skylife Co., Ltd.	5,433	55,995
Kumho Industrial Co., Ltd.	15,330	162,120
Kumho Tire Co., Inc. (c)	56,528	269,012
Kwang Dong Pharmaceutical Co., Ltd.	19,538	119,946
KyungDong City Gas Co., Ltd.	844	25,113
Kyungdong Pharm Co., Ltd.	15,616	159,547
L&F Co., Ltd.	12,289	400,896
Leaders Cosmetics Co., Ltd. (c)	7,897	77,852
LEENO Industrial, Inc.	7,657	322,873
LegoChem Biosciences, Inc. (c)	6,445	327,506
LF Corp.	2,345	52,226
LG International Corp.	26,949	370,736
Lock&Lock Co., Ltd.	3,607	66,916
LOT Vacuum Co., Ltd.	29,958	182,304
Lotte Chilsung Beverage Co., Ltd.	306	383,940
Security Description	Shares	Value
LOTTE Fine Chemical Co., Ltd.	16,645	$ 612,365
Lotte Food Co., Ltd.	767	487,366
LOTTE Himart Co., Ltd.	4,663	194,953
Lotte Non-Life Insurance Co., Ltd.	118,253	279,788
LS Industrial Systems Co., Ltd.	12,876	565,445
Lumens Co., Ltd. (c)	19,533	50,242
Lutronic Corp.	11,412	83,253
Macrogen, Inc. (c)	4,797	125,965
Maeil Dairies Co., Ltd.	963	68,009
MagnaChip Semiconductor Corp. (a)(c)	27,389	170,086
Mando Corp.	20,323	527,291
ME2ON Co., Ltd. (c)	44,081	221,235
Medipost Co., Ltd. (c)	4,836	317,257
Meerecompany, Inc.	3,279	145,466
Meritz Financial Group, Inc.	37,421	387,357
Meritz Fire & Marine Insurance Co., Ltd.	33,596	657,889
Mezzion Pharma Co., Ltd. (c)	3,711	305,980
Minwise Co., Ltd.	26,654	418,036
Mirae Asset Life Insurance Co., Ltd.	61,664	254,769
Mirae Corp. (c)	237,767	37,930
Modetour Network, Inc.	8,035	173,547
MyungMoon Pharm Co., Ltd.	45,182	210,158
Namhae Chemical Corp.	21,731	223,971
Nanomedics Co., Ltd. (c)	26,952	136,717
Naturalendo Tech Co., Ltd. (c)	2,434	29,667
Naturecell Co., Ltd. (c)	32,308	344,565
Neowiz (c)	7,003	76,884
NEPES Corp.	10,861	95,489
NHN Entertainment Corp. (c)	9,626	494,327
NHN KCP Corp.	8,629	90,095
NICE Holdings Co., Ltd.	5,860	94,270
NICE Information Service Co., Ltd.	30,986	304,084
NongShim Co., Ltd.	3,223	735,126
OPTRON-TEC, Inc.	64,092	252,738
Orion Holdings Corp.	13,761	210,892
Oscotec, Inc. (a)(c)	11,737	237,727
Osstem Implant Co., Ltd. (c)	8,819	422,850
Osung Advanced Materials Co., Ltd. (a)(c)	117,779	226,945
Paradise Co., Ltd.	28,358	479,072
Paru Co., Ltd. (c)	94,514	232,939
Peptron, Inc. (c)	15,547	339,977
Pharmicell Co., Ltd. (a)(c)	44,990	491,914
POLUS BioPharm, Inc. (c)	21,280	114,620
Poongsan Corp.	18,426	451,650
Posco ICT Co., Ltd.	8,251	38,526
Power Logics Co., Ltd. (c)	16,391	92,987
Prostemics Co., Ltd. (c)	34,793	169,007
PSK, Inc.	16,281	179,473
Sajo Industries Co., Ltd.	1,275	56,962
Sam Chun Dang Pharm Co., Ltd.	6,762	230,289
Sam Yung Trading Co., Ltd.	6,395	80,525

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Samick THK Co., Ltd.	20,501	$ 179,508
Samjin Pharmaceutical Co., Ltd.	11,399	410,172
Samwha Capacitor Co., Ltd. (a)	4,124	196,627
Samyang Holdings Corp.	4,429	311,594
Sangsangin Co., Ltd. (c)	21,713	347,354
S-Connect Co., Ltd. (c)	153,149	225,098
SeAH Steel Corp. (c)	325	16,602
SeAH Steel Holdings Corp.	362	15,994
Seegene, Inc. (c)	179	2,567
Seobu T&D (c)	13,525	108,607
Seohan Co., Ltd.	165,061	275,151
Seoul Semiconductor Co., Ltd.	27,055	469,183
SFA Engineering Corp.	23,267	721,490
Shinsegae Information & Communication Co., Ltd.	2,930	296,729
Shinsegae International, Inc.	1,370	238,811
Shinsung E&G Co., Ltd. (c)	229,436	206,653
Silicon Works Co., Ltd.	5,659	170,409
Sindoh Co., Ltd.	1,327	54,588
SK Bioland Co., Ltd.	4,108	58,354
SK Chemicals Co., Ltd. (a)(c)	4,397	275,847
SK Discovery Co., Ltd.	4,075	95,320
SK Gas, Ltd.	4,025	255,035
SK Materials Co., Ltd.	3,371	456,194
SK Networks Co., Ltd.	79,134	368,791
SK Securities Co., Ltd. (c)	337,989	199,922
SKC Co., Ltd.	16,117	517,108
SKCKOLONPI, Inc. (c)	9,957	296,265
SM Culture & Contents Co., Ltd. (c)	108,867	197,089
SM Entertainment Co., Ltd. (c)	10,300	482,784
S-MAC Co., Ltd. (a)(c)	221,213	199,246
Songwon Industrial Co., Ltd.	16,807	286,945
Soulbrain Co., Ltd.	8,646	368,451
SPC Samlip Co., Ltd.	1,831	209,224
ST Pharm Co., Ltd. (a)	9,321	165,402
STCUBE (a)(c)	13,719	282,790
Suheung Co., Ltd.	1,577	33,072
SundayToz Corp. (c)	1,018	17,015
Sungshin Cement Co., Ltd. (c)	15,303	163,206
Synopex, Inc. (a)(c)	32,069	81,624
Taekwang Industrial Co., Ltd.	439	519,340
Taeyoung Engineering & Construction Co., Ltd.	50,582	514,524
TechWing, Inc.	20,854	171,385
Tego Science, Inc. (c)	5,266	167,778
Telcon RF Pharmaceutical, Inc. (a)(c)	43,847	325,375
Theragen Etex Co., Ltd. (a)(c)	20,165	187,951
Tovis Co., Ltd.	7,827	46,928
Union Semiconductor Equipment & Materials Co., Ltd.	57,043	165,383
Unison Co., Ltd. (a)(c)	143,526	202,593
Value Added Technology Co., Ltd.	3,863	74,781
Wave Electronics Co., Ltd. (c)	7,312	141,220
Webzen, Inc. (c)	12,928	246,788
Security Description	Shares	Value
WeMade Entertainment Co., Ltd.	6,343	$ 147,518
Whanin Pharmaceutical Co., Ltd.	9,824	168,605
Wins Co., Ltd.	7,186	71,164
WiSoL Co., Ltd.	6,633	91,844
Wonik Holdings Co., Ltd. (c)	115,482	363,275
WONIK IPS Co., Ltd.	18,920	340,825
Woojeon Co., Ltd. (b)(c)	7,674	—
Woongjin Thinkbig Co., Ltd.	8,571	20,702
Woori Technology Investment Co., Ltd.	81,425	189,004
Woory Industrial Co., Ltd.	9,666	314,894
YG Entertainment, Inc.	4,268	181,690
Yong Pyong Resort Co., Ltd.	44,725	244,108
Young Poong Corp.	642	428,652
Youngone Corp. (c)	11,553	397,076
Yuanta Securities Korea Co., Ltd. (c)	83,085	233,812
Yungjin Pharmaceutical Co., Ltd. (c)	60,056	319,710
Yuyang D&U Co., Ltd. (a)(c)	33,001	215,018
		84,356,564
SPAIN — 1.1%
Abengoa SA Class B (c)	14,079,724	54,724
Aedas Homes SAU (c)(e)	14,682	371,927
Amper SA (a)(c)	735,981	201,079
Applus Services SA	61,882	685,474
Atresmedia Corp. de Medios de Comunicacion SA	59,181	295,101
Construcciones y Auxiliar de Ferrocarriles SA	13,274	549,305
Distribuidora Internacional de Alimentacion SA (a)	303,829	160,289
Ercros SA	72,903	259,518
Euskaltel SA (a)(e)	781	6,241
Faes Farma SA	201,887	685,438
Global Dominion Access SA (c)(e)	49,033	241,024
Grupo Ezentis SA (a)(c)	341,100	185,411
Lar Espana Real Estate Socimi SA REIT (a)	28,850	245,700
Let's GOWEX SA (a)(b)(c)	9,561	—
Liberbank SA (c)	1,150,261	578,565
Miquel y Costas & Miquel SA (a)	11,843	229,881
Neinor Homes SA (c)(e)	27,819	413,417
Papeles y Cartones de Europa SA	31,287	600,149
Pharma Mar SA (a)(c)	25,487	31,758
Promotora de Informaciones SA Class A (a)(c)	247,895	498,751
Quabit Inmobiliaria SA (c)	128,135	190,421
Sacyr SA	143,950	286,986
Solaria Energia y Medio Ambiente SA (c)	46,329	209,990
Talgo SA (c)(e)	43,105	264,116
Tecnicas Reunidas SA	22,780	555,714
Telepizza Group SA (e)	37,855	254,883

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Tubacex SA (c)	94,044	$ 268,766
		8,324,628
SWEDEN — 3.2%
AcadeMedia AB (c)(e)	33,761	149,654
Acando AB	100,941	331,314
AF AB Class B	34,011	615,323
Alimak Group AB (a)(e)	23,077	286,320
Arjo AB Class B	92,767	296,638
Attendo AB (e)	55,908	496,282
Avanza Bank Holding AB	11,610	554,712
Bergman & Beving AB	15,317	146,331
Betsson AB (c)	58,181	479,053
Bilia AB Class A	32,064	299,633
BioGaia AB Class B	7,238	259,204
Biotage AB	41,770	513,536
Bonava AB Class B	43,620	561,864
Boozt AB (a)(c)(e)	22,907	116,914
Bravida Holding AB (e)	94,494	653,348
Bufab AB	26,524	256,389
Bure Equity AB	25,757	314,923
Cellavision AB	21,727	469,297
Cherry AB Class B (c)	43,023	420,241
Cloetta AB Class B	125,969	345,263
Collector AB (a)(c)	39,946	223,027
Coor Service Management Holding AB (e)	50,023	397,212
Duni AB	19,290	213,442
Dustin Group AB (a)(e)	42,195	348,855
G5 Entertainment AB	4,896	69,305
Granges AB	42,448	385,419
Haldex AB	50,625	393,998
Hansa Medical AB (c)	16,119	503,250
Hembla AB (c)	16,650	277,943
HIQ International AB (c)	36,816	196,458
Hoist Finance AB (a)(e)	29,717	144,632
Infant Bacterial Therapeutics AB (c)	15	239
Instalco Intressenter AB	36,534	284,332
Inwido AB	35,448	222,303
JM AB (a)	36,526	712,735
KappAhl AB	42,828	84,054
Karo Pharma AB	94,372	394,376
Klovern AB Class B (a)	217,179	251,820
KNOW IT AB	26,860	465,347
Kungsleden AB	93,366	662,398
LeoVegas AB (a)(e)	74,010	331,907
Lindab International AB	60,549	433,671
Medicover AB (c)	41,545	343,481
Mekonomen AB	16,907	174,489
MQ Holding AB	1,855	2,113
Munters Group AB (a)(e)	59,946	229,889
Mycronic AB (a)	34,942	465,455
NCC AB Class B (a)	48,957	760,928
NetEnt AB (c)	107,450	442,969
New Wave Group AB Class B	108,707	581,186
Nobia AB	60,422	335,577
Security Description	Shares	Value
Nobina AB (e)	55,872	$ 377,486
Nolato AB Class B	13,832	571,793
Nordic Waterproofing Holding A/S (e)	30,376	244,287
Oncopeptides AB (a)(c)(e)	16,344	242,233
Opus Group AB (a)	17,179	9,262
Paradox Interactive AB (a)	17,384	263,137
RaySearch Laboratories AB (a)(c)	16,176	176,067
Recipharm AB Class B (c)	29,076	371,245
Sagax AB Class D	30	107
SAS AB (c)	99,902	234,378
Scandi Standard AB	33,180	231,658
Scandic Hotels Group AB (e)	35,188	309,974
SkiStar AB	12,355	288,465
Tethys Oil AB	35,664	260,545
THQ Nordic AB (a)(c)	18,630	303,431
Tobii AB (a)(c)	45,279	138,301
Troax Group AB	7,205	206,824
Vitrolife AB	48,508	804,286
Wihlborgs Fastigheter AB	177,744	2,052,932
		24,985,460
SWITZERLAND — 2.4%
AC Immune SA (a)(c)	33,418	315,800
ALSO Holding AG (c)	2,941	332,347
APG SGA SA	334	111,808
Arbonia AG (a)(c)	23,123	253,326
Aryzta AG (c)	612,789	676,629
Ascom Holding AG	23,941	329,802
Autoneum Holding AG (a)	1,618	241,929
Bachem Holding AG Class B (a)	4,120	474,774
Basilea Pharmaceutica AG (a)(c)	1,068	43,292
Bell Food Group AG	919	284,333
Bobst Group SA	3,158	218,798
Bossard Holding AG Class A	2,264	321,066
Burckhardt Compression Holding AG	1,577	368,575
Ceva Logistics AG (c)	17,310	524,146
Coltene Holding AG	2,634	225,245
Comet Holding AG (a)(c)	3,861	312,350
Feintool International Holding AG (a)(c)	2,498	190,555
GAM Holding AG	100,922	394,761
Gurit Holding AG	268	235,703
HBM Healthcare Investments AG Class A (a)(c)	3,180	501,290
HOCHDORF Holding AG (a)(c)	1,002	103,676
Huber + Suhner AG	7,132	473,875
Implenia AG	9,369	314,391
Inficon Holding AG (c)	1,071	540,606
Interroll Holding AG	468	689,324
Intershop Holding AG	285	141,083
Kardex AG (c)	4,629	532,490
Komax Holding AG	2,502	583,749
LEM Holding SA	305	324,244
Leonteq AG (c)	4,136	172,019
Medartis Holding AG (c)(e)	3,336	187,477

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Metall Zug AG Class B	161	$ 408,298
Meyer Burger Technology AG (c)	272,304	165,736
Mobilezone Holding AG	20,816	231,007
Mobimo Holding AG	3,524	836,494
Newron Pharmaceuticals SpA (c)	213	1,212
Oriflame Holding AG	21,773	486,499
Orior AG	6,537	528,504
Phoenix Mecano AG	514	262,266
Resurs Holding AB (e)	57,768	356,414
Rieter Holding AG	1,662	217,149
Schmolz + Bickenbach AG (c)	209,854	114,953
Schweiter Technologies AG	604	532,437
Schweizerische Nationalbank	44	185,230
Sensirion Holding AG (a)(c)(e)	4,560	195,435
Swissquote Group Holding SA	6,270	287,804
u-blox Holding AG (c)	5,210	417,255
Valiant Holding AG	7,533	825,283
Valora Holding AG (c)	5,272	1,149,807
Vetropack Holding AG	154	313,999
Ypsomed Holding AG (c)	2,113	248,639
Zehnder Group AG	2,926	98,988
Zur Rose Group AG (a)(c)	2,951	268,518
		18,551,390
UNITED ARAB EMIRATES — 0.0% (g)
NMC Health PLC	3	105
UNITED KINGDOM — 8.1%
888 Holdings PLC	184,409	411,011
A.G. Barr PLC	52,314	525,688
AA PLC	388,649	371,237
Anglo Pacific Group PLC	140,547	266,711
AO World PLC (a)(c)	93,317	152,601
Arrow Global Group PLC (a)	100,471	226,489
Assura PLC REIT	1,581,062	1,063,202
Avon Rubber PLC	19,268	306,746
Biffa PLC (e)	159,310	397,273
Big Yellow Group PLC REIT	88,396	983,396
Bovis Homes Group PLC	80,085	879,004
Brewin Dolphin Holdings PLC	185,794	762,886
Cairn Energy PLC (c)	384,217	734,008
Capital & Regional PLC REIT	414,314	145,373
Card Factory PLC	226,589	500,404
Centamin PLC	729,744	1,011,189
Charter Court Financial Services Group PLC (e)	65,210	207,629
Chemring Group PLC	114,529	235,133
Cineworld Group PLC	30	101
Civitas Social Housing PLC REIT	147,380	199,904
Clarkson PLC	13,740	332,486
CMC Markets PLC (e)	42,233	56,585
Coats Group PLC	650,345	675,048
ContourGlobal PLC (e)	116,579	267,255
Costain Group PLC	59,939	240,847
Countrywide PLC (c)	337,274	36,727
Crest Nicholson Holdings PLC	153,152	640,168
Security Description	Shares	Value
Dairy Crest Group PLC	118,425	$ 636,788
Devro PLC	174,728	356,499
DFS Furniture PLC	186,595	432,043
Dialog Semiconductor PLC (c)	40,442	1,042,053
Domino's Pizza Group PLC	300,975	893,523
Drax Group PLC	235,775	1,077,415
Dunelm Group PLC	61,164	421,431
EI Group PLC (c)	489,226	1,131,510
Elementis PLC	297,388	689,710
Empiric Student Property PLC REIT	411,123	483,812
EnQuest PLC (c)	803,837	224,717
Equiniti Group PLC (e)	224,988	620,369
Essentra PLC	173,677	757,372
F&C Commercial Property Trust, Ltd.	318,678	505,712
Firstgroup PLC (c)	590,454	627,170
Forterra PLC (e)	115,250	328,792
Foxtons Group PLC (a)	398,342	269,899
Future PLC (c)	47,737	290,614
Galliford Try PLC	62,374	494,908
Games Workshop Group PLC	14,005	542,238
Genel Energy PLC (c)	123,187	278,324
Go-Ahead Group PLC	19,843	386,157
Gocompare.Com Group PLC (a)	188,869	164,532
Grainger PLC	280,882	750,520
Greene King PLC	177,880	1,196,173
Greggs PLC	57,861	932,938
Gulf Keystone Petroleum, Ltd. (c)	180,330	415,699
Gym Group PLC (e)	70,520	245,193
Halfords Group PLC	97,139	315,476
Hansteen Holdings PLC REIT	377,686	445,666
Headlam Group PLC	65,663	342,876
Helical PLC	46,434	188,651
Hill & Smith Holdings PLC	42,770	653,662
Hunting PLC	73,252	447,810
Huntsworth PLC	27	37
Ibstock PLC (e)	233,883	591,874
Indivior PLC (c)	24	34
IntegraFin Holdings PLC	126,161	493,283
International Personal Finance PLC	4,100	10,736
ITE Group PLC	46,715	37,780
J D Wetherspoon PLC	92,135	1,306,029
JD Sports Fashion PLC	9	40
John Menzies PLC	68,899	449,279
Johnston Press PLC (c)(d)	358	13
JPJ Group PLC (c)	46,347	376,596
JTC PLC (e)	55,105	273,709
Just Group PLC	396,691	463,544
KCOM Group PLC	256,098	238,101
Keller Group PLC	63,090	396,534
Kier Group PLC (a)	59,725	310,348
Lancashire Holdings, Ltd.	115,371	888,966
Lb-shell PLC (c)	571	—

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LondonMetric Property PLC REIT	350,100	$ 775,844
Lookers PLC	147,045	173,043
Luxfer Holdings PLC	9,972	175,806
LXI REIT PLC (a)	186,012	285,470
Marshalls PLC	116,535	689,851
Marston's PLC	241,834	289,674
McBride PLC (c)	165,548	263,552
McCarthy & Stone PLC (e)	29,273	51,710
Mitchells & Butlers PLC	120,084	393,665
Mitie Group PLC	29,671	41,795
Moneysupermarket.com Group PLC	27	95
Morgan Advanced Materials PLC	201,079	674,040
Morgan Sindall Group PLC	26,134	350,816
NCC Group PLC	40,792	91,073
NewRiver REIT PLC (a)	245,643	661,680
Northgate PLC	54,726	264,717
On the Beach Group PLC (e)	84,394	361,147
OneSavings Bank PLC	119,219	531,430
Oxford Biomedica PLC (c)	37,908	341,433
Oxford Instruments PLC	26,419	306,190
Paragon Banking Group PLC	146,991	722,622
Pendragon PLC	1,412,178	404,674
Pets at Home Group PLC	347,476	512,467
Photo-Me International PLC	118,211	134,444
Picton Property Income, Ltd.	196,545	213,272
Polypipe Group PLC	127,910	533,355
Premier Foods PLC (c)	579,383	243,508
Premier Oil PLC (c)	399,858	338,912
Primary Health Properties PLC REIT (a)	342,288	483,891
PZ Cussons PLC	218,057	590,982
QinetiQ Group PLC	316,186	1,153,317
Rathbone Brothers PLC	28,009	835,444
RDI REIT PLC	656,313	239,480
Reach PLC	340,252	286,008
Regional REIT, Ltd. (e)	176,520	207,955
Renewi PLC	117,428	49,279
Renishaw PLC	3	162
Restaurant Group PLC	229,770	417,297
RPC Group PLC	12	100
RPS Group PLC	71,659	124,120
Sabre Insurance Group PLC (e)	131,143	455,975
Safestore Holdings PLC REIT	128,075	826,184
Saga PLC	703,272	927,932
Sanne Group PLC	89,728	663,953
Savills PLC	62,999	567,265
Schroder Real Estate Investment Trust, Ltd.	632,125	460,502
Senior PLC	473,633	1,142,497
Serco Group PLC (c)	630,404	767,556
SIG PLC	296,106	414,078
Sole Realisation Co. PLC (b)(c)	16,733	—
SSP Group PLC	14	115
St Modwen Properties PLC	135,468	683,227
Security Description	Shares	Value
Stagecoach Group PLC	302,723	$ 510,851
Stobart Group, Ltd.	224,981	413,758
Superdry PLC	27,031	161,048
TalkTalk Telecom Group PLC (a)	444,845	645,306
Ted Baker PLC	21,943	433,172
Telecom Plus PLC	38,314	698,769
Thomas Cook Group PLC	455,745	178,542
Triple Point Social Housing Reit PLC (a)(e)	199,788	253,432
Tyman PLC	129,730	388,277
U & I Group PLC	94,020	250,265
UK Commercial Property REIT, Ltd.	181,718	192,555
Ultra Electronics Holdings PLC (a)	43,259	716,230
		62,022,065
UNITED STATES — 0.9%
Adaptimmune Therapeutics PLC ADR (a)(c)	39,604	227,723
Alacer Gold Corp. (c)	253,554	467,825
Boart Longyear, Ltd. (a)(c)	36	—
BrightSphere Investment Group PLC	66,624	711,544
Civeo Corp. (c)	108,713	155,460
DHT Holdings, Inc.	68,821	269,778
Ferroglobe PLC	49,138	78,129
Ferroglobe Representation & Warranty Insurance Trust (b)(c)	19,857	—
Hecla Mining Co.	42,233	99,670
Hudson, Ltd. Class A (c)	21,288	365,089
IMAX Corp. (c)	40,055	753,435
New Pride Corp. (c)	87,921	159,563
Nordic American Tankers, Ltd.	107,821	215,642
Ormat Technologies, Inc.	1	41
Oxford Immunotec Global PLC (c)	20,715	264,738
Pieris Pharmaceuticals, Inc. (c)	52,376	139,320
Quotient, Ltd. (a)(c)	43,204	264,408
Sims Metal Management, Ltd.	90,333	638,488
Stratasys, Ltd. (a)(c)	35,270	635,213
Strongbridge Biopharma PLC (a)(c)	66,504	297,938
Tahoe Resources, Inc. (c)	184,148	670,095
TI Fluid Systems PLC (e)	100,595	213,957
Tucows, Inc. Class A (a)(c)	8,609	517,057
		7,145,113
TOTAL COMMON STOCKS (Cost $868,053,989)		765,009,200

WARRANTS — 0.0% (g)
AUSTRALIA — 0.0% (g)
Boart Longyear, Ltd. (expiring 09/13/24) (c) (d)	50	0

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
FRANCE — 0.0% (g)
CGG SA (expiring 02/21/22) (c)	533	$ 121
CGG SA (expiring 02/21/23) (c)	1,729	122
(Cost $0)		243
SINGAPORE — 0.0% (g)
Ezion Holdings, Ltd. (expiring 04/16/23) (a) (c) (d)	389,064	—
Ezion Holdings, Ltd. (expiring 04/24/20) (c)	115,305	85
(Cost $0)		85
TOTAL WARRANTS (Cost $0)		328
RIGHTS — 0.0% (g)
SPAIN — 0.0% (g)
Faes Farma SA (expiring 12/28/18) (c) (d)	191,549	22,425
TOTAL RIGHTS (Cost $21,954)		22,425
SHORT-TERM INVESTMENTS — 7.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	1,488,486	1,488,486
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	55,128,411	55,128,411
TOTAL SHORT-TERM INVESTMENTS (Cost $56,616,897)		56,616,897
TOTAL INVESTMENTS — 106.6% (Cost $924,692,840)		821,648,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.6)%		(51,142,960)
NET ASSETS — 100.0%		$ 770,505,890

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $81,432, representing 0.0% of the Fund's net assets.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $626,181 representing 0.1% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$764,324,012	$603,756	$81,432	$765,009,200
Rights	—	22,425	—	22,425
Warrants	328	0(a)	—	328
Short-Term Investments	56,616,897	—	—	56,616,897
TOTAL INVESTMENTS	$820,941,237	$626,181	$81,432	$821,648,850
(a)	Fund held a Level 2 security that was valued at $0 at December 31, 2018.
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	116,772	$ 116,772	$26,980,782	$25,609,068	$—	$—	1,488,486	$ 1,488,486	$ 16,971	$—
State Street Navigator Securities Lending Government Money Market Portfolio	80,083,724	80,083,724	29,139,911	54,095,224	—	—	55,128,411	55,128,411	507,834	—
Total		$80,200,496	$56,120,693	$79,704,292	$—	$—		$56,616,897	$524,805	$—
See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 10.8%
BWP Trust REIT	2,340,520	$ 5,816,471
Charter Hall Retail REIT	1,589,783	5,014,047
Dexus REIT	4,876,715	36,460,650
Goodman Group REIT	7,746,322	57,969,737
GPT Group REIT	8,672,539	32,603,186
Scentre Group REIT	25,735,797	70,660,182
Vicinity Centres REIT	15,525,779	28,418,377
		236,942,650
AUSTRIA — 1.0%
CA Immobilien Anlagen AG	353,874	11,173,146
IMMOFINANZ AG (a)	448,345	10,711,783
		21,884,929
BELGIUM — 0.6%
Cofinimmo SA REIT	102,578	12,722,929
BRAZIL — 0.7%
BR Malls Participacoes SA	4,243,116	14,308,850
CANADA — 3.1%
Allied Properties Real Estate Investment Trust	246,279	7,991,716
Artis Real Estate Investment Trust	360,286	2,437,431
Boardwalk Real Estate Investment Trust	109,514	3,031,721
Canadian Apartment Properties REIT	344,564	11,176,003
Dream Office Real Estate Investment Trust	142,332	2,322,873
First Capital Realty, Inc.	838,540	11,573,055
H&R Real Estate Investment Trust	677,467	10,242,857
RioCan Real Estate Investment Trust	727,648	12,679,764
SmartCentres Real Estate Investment Trust	318,202	7,182,726
		68,638,146
FRANCE — 8.8%
Covivio REIT	284,148	27,350,158
Gecina SA REIT	264,973	34,228,132
Klepierre SA REIT	1,002,443	30,894,610
Unibail-Rodamco-Westfield (b)	4,762,735	35,876,719
Unibail-Rodamco-Westfield (b)	8,520	1,318,747
Unibail-Rodamco-Westfield REIT (b)	413,653	64,026,238
		193,694,604
GERMANY — 6.3%
alstria office REIT-AG	763,496	10,648,042
Deutsche EuroShop AG	245,200	7,102,810
Deutsche Wohnen SE	1,716,479	78,487,704
Grand City Properties SA	500,096	10,833,424
LEG Immobilien AG	303,791	31,644,028
		138,716,008
Security Description	Shares	Value
HONG KONG — 9.4%
Hang Lung Properties, Ltd.	9,571,755	$ 18,240,414
Hongkong Land Holdings, Ltd.	5,639,200	35,526,960
Hysan Development Co., Ltd.	2,985,846	14,205,874
Link REIT	10,292,355	104,246,681
Wharf Real Estate Investment Co., Ltd.	5,575,000	33,360,209
		205,580,138
JAPAN — 28.1%
Activia Properties, Inc. REIT	3,379	13,689,701
Advance Residence Investment Corp. REIT	6,528	17,998,633
Aeon Mall Co., Ltd.	495,540	7,899,553
AEON REIT Investment Corp.	7,221	8,319,140
Daiwa House REIT Investment Corp.	8,389	18,786,650
Daiwa Office Investment Corp. REIT	1,482	9,333,838
Frontier Real Estate Investment Corp.	2,399	9,511,598
Fukuoka REIT Corp.	3,857	5,856,776
GLP J-REIT	18,550	18,919,428
Hoshino Resorts REIT, Inc.	994	4,711,115
Hulic Co., Ltd.	2,375,390	21,325,791
Hulic Reit, Inc.	5,385	8,363,524
Industrial & Infrastructure Fund Investment Corp. REIT	8,225	8,531,240
Invincible Investment Corp. REIT	27,820	11,461,186
Japan Excellent, Inc. REIT	6,325	8,549,401
Japan Hotel REIT Investment Corp.	19,418	13,875,689
Japan Logistics Fund, Inc. REIT	4,427	8,989,979
Japan Prime Realty Investment Corp. REIT	4,471	16,993,182
Japan Real Estate Investment Corp. REIT	6,702	37,628,693
Japan Rental Housing Investments, Inc. REIT	7,936	5,938,528
Japan Retail Fund Investment Corp. REIT	12,665	25,338,080
Kenedix Office Investment Corp. REIT	2,082	13,283,507
Kenedix Residential Next Investment Corp. REIT	4,204	6,410,511
Kenedix Retail REIT Corp.	2,459	5,580,741
Leopalace21 Corp.	1,185,300	4,710,302
MCUBS MidCity Investment Corp. REIT (c)	7,951	6,290,360
Mitsui Fudosan Co., Ltd.	4,797,800	106,919,027
Mori Hills REIT Investment Corp.	7,718	9,714,768
Mori Trust Sogo Reit, Inc.	4,658	6,775,890
Nippon Building Fund, Inc. REIT	6,836	43,054,058
Nippon Prologis REIT, Inc.	10,579	22,360,389

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
NIPPON REIT Investment Corp.	2,171	$ 7,202,698
Nomura Real Estate Master Fund, Inc. REIT	20,915	27,527,011
Orix JREIT, Inc. REIT	13,354	22,200,880
Premier Investment Corp. REIT	6,376	7,258,464
Tokyu Fudosan Holdings Corp.	2,787,300	13,769,463
Tokyu REIT, Inc.	4,729	7,094,685
United Urban Investment Corp. REIT	14,783	22,932,749
Unizo Holdings Co., Ltd.	161,200	3,001,701
		618,108,929
LUXEMBOURG — 1.3%
Aroundtown SA	3,445,742	28,439,575
MALTA — 0.0% (d)
BGP Holdings PLC (a)(e)	32,410,441	—
MEXICO — 0.7%
Fibra Uno Administracion SA de CV REIT	14,593,570	16,183,996
NETHERLANDS — 0.6%
Eurocommercial Properties NV	196,714	6,067,089
Wereldhave NV REIT (c)	194,905	6,058,084
		12,125,173
PHILIPPINES — 1.7%
SM Prime Holdings, Inc.	55,908,100	38,062,375
ROMANIA — 0.8%
NEPI Rockcastle PLC (c)	2,293,087	18,013,127
SINGAPORE — 6.8%
Ascendas Real Estate Investment Trust	12,312,568	23,215,921
CapitaLand Commercial Trust REIT	13,380,629	17,179,824
CapitaLand Mall Trust REIT	13,520,847	22,419,013
CapitaLand, Ltd.	12,077,997	27,558,746
Keppel REIT (c)	8,730,253	7,301,899
Mapletree Commercial Trust REIT	9,086,600	10,999,919
Mapletree Industrial Trust REIT	6,026,300	8,444,778
Mapletree Logistics Trust REIT	11,284,097	10,431,374
Mapletree North Asia Commercial Trust REIT	10,268,100	8,588,139
Suntec Real Estate Investment Trust	10,857,076	14,178,720
		150,318,333
SOUTH AFRICA — 2.2%
Growthpoint Properties, Ltd. REIT	14,378,988	23,290,262
Hyprop Investments, Ltd. REIT	1,238,479	7,016,756
Redefine Properties, Ltd. REIT	26,036,799	17,502,666
		47,809,684
SPAIN — 1.6%
Inmobiliaria Colonial Socimi SA REIT	1,327,964	12,349,432
Security Description	Shares	Value
Martinsa Fadesa SA (a)(e)	35,998	$ —
Merlin Properties Socimi SA REIT	1,769,881	21,820,634
		34,170,066
SWEDEN — 2.5%
Castellum AB	1,319,733	24,315,591
Fabege AB	1,312,763	17,495,906
Hemfosa Fastigheter AB	811,768	6,400,129
Kungsleden AB	909,052	6,449,395
		54,661,021
SWITZERLAND — 2.2%
PSP Swiss Property AG	195,356	19,192,766
Swiss Prime Site AG (a)	366,934	29,610,062
		48,802,828
THAILAND — 0.7%
Central Pattana PCL NVDR	6,516,359	14,960,007
UNITED KINGDOM — 9.7%
British Land Co. PLC REIT	4,713,399	32,007,911
Capital & Counties Properties PLC	3,641,778	10,718,806
Derwent London PLC REIT	535,183	19,446,304
Grainger PLC	2,969,726	7,935,145
Great Portland Estates PLC REIT	1,363,200	11,443,105
Hammerson PLC REIT	3,728,025	15,639,951
Intu Properties PLC REIT	4,165,216	6,015,664
Land Securities Group PLC REIT	3,630,330	37,192,138
Segro PLC REIT	4,877,254	36,561,888
Shaftesbury PLC REIT	1,115,423	11,798,104
Tritax Big Box REIT PLC	7,131,740	11,925,956
UNITE Group PLC REIT	1,273,110	13,068,747
		213,753,719
TOTAL COMMON STOCKS (Cost $2,306,671,936)		2,187,897,087

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	1,231,759	1,231,759
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	5,899,633	5,899,633
TOTAL SHORT-TERM INVESTMENTS (Cost $7,131,392)		7,131,392
TOTAL INVESTMENTS — 99.9% (Cost $2,313,803,328)		2,195,028,479
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		2,215,654
NET ASSETS — 100.0%		$ 2,197,244,133

See accompanying notes to schedule of investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,187,897,087	$—	$ 0(a)	$2,187,897,087
Short-Term Investments	7,131,392	—	—	7,131,392
TOTAL INVESTMENTS	$2,195,028,479	$—	$ 0	$2,195,028,479
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2018.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,860,224	$ 2,860,224	$ 93,482,697	$ 95,111,162	$—	$—	1,231,759	$1,231,759	$23,400	$—
State Street Navigator Securities Lending Government Money Market Portfolio	21,488,695	21,488,695	58,603,239	74,192,301	—	—	5,899,633	5,899,633	56,927	—
Total		$24,348,919	$152,085,936	$169,303,463	$—	$—		$7,131,392	$80,327	$—
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 9.5%
Atlas Arteria, Ltd.	723,090	$ 3,186,685
Qube Holdings, Ltd. (a)	1,600,179	2,861,375
Sydney Airport	1,207,061	5,718,957
Transurban Group Stapled Security	1,766,356	14,486,941
		26,253,958
BRAZIL — 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	50,573	408,124
Ultrapar Participacoes SA ADR (a)	90,745	1,228,687
		1,636,811
CANADA — 8.7%
Enbridge, Inc. (b)	334,732	10,393,897
Enbridge, Inc. (b)	25,122	780,792
Inter Pipeline, Ltd. (a)	81,081	1,148,123
Keyera Corp. (a)	43,416	820,447
Pembina Pipeline Corp. (a)	106,150	3,148,438
TransCanada Corp. (a)	190,336	6,793,733
Westshore Terminals Investment Corp. (a)	50,204	756,478
		23,841,908
CHILE — 0.3%
Enel Americas SA ADR	81,506	727,034
CHINA — 4.6%
Beijing Capital International Airport Co., Ltd. Class H	1,564,000	1,660,015
Beijing Enterprises Water Group, Ltd. (c)	828,000	421,966
China Merchants Port Holdings Co., Ltd.	1,388,074	2,499,804
China Resources Power Holdings Co., Ltd.	262,000	503,965
COSCO SHIPPING Ports, Ltd.	1,838,000	1,807,634
Guangdong Investment, Ltd.	432,000	835,380
Jiangsu Expressway Co., Ltd. Class H	1,336,000	1,863,389
Kunlun Energy Co., Ltd.	712,000	754,801
Shenzhen Expressway Co., Ltd. Class H	766,000	844,333
Zhejiang Expressway Co., Ltd. Class H	1,570,000	1,361,582
		12,552,869
FRANCE — 6.3%
Aeroports de Paris	35,794	6,771,913
Engie SA	272,093	3,895,814
Getlink SE	506,384	6,790,178
		17,457,905
GERMANY — 2.4%
E.ON SE	326,763	3,222,521
Fraport AG Frankfurt Airport Services Worldwide	40,505	2,892,103
Security Description	Shares	Value
Hamburger Hafen und Logistik AG	22,948	$ 454,618
		6,569,242
HONG KONG — 3.3%
China Gas Holdings, Ltd.	332,000	1,183,087
CLP Holdings, Ltd.	269,500	3,046,326
Hong Kong & China Gas Co., Ltd.	1,322,420	2,736,268
Shenzhen International Holdings, Ltd.	1,084,884	2,089,580
		9,055,261
ITALY — 8.2%
ASTM SpA	38,919	777,690
Atlantia SpA	515,388	10,646,224
Enav SpA (d)	278,048	1,348,322
Enel SpA	1,145,497	6,604,990
Snam SpA	468,341	2,044,631
Societa Iniziative Autostradali e Servizi SpA	74,531	1,027,513
		22,449,370
MEXICO — 3.0%
Grupo Aeroportuario del Centro Norte SAB de CV ADR (a)	46,971	1,785,837
Grupo Aeroportuario del Pacifico SAB de CV ADR	40,112	3,271,134
Grupo Aeroportuario del Sureste SAB de CV ADR	22,124	3,331,874
		8,388,845
NETHERLANDS — 0.2%
Koninklijke Vopak NV	13,893	630,189
NEW ZEALAND — 1.8%
Auckland International Airport, Ltd.	1,040,657	5,010,294
SINGAPORE — 0.7%
Hutchison Port Holdings Trust	5,897,970	1,445,002
SIA Engineering Co., Ltd.	268,700	447,505
		1,892,507
SPAIN — 7.6%
Aena SME SA (d)	80,545	12,499,181
Enagas SA (a)	47,410	1,279,585
Iberdrola SA	898,081	7,204,967
		20,983,733
SWITZERLAND — 1.2%
Flughafen Zurich AG	20,871	3,440,391
UNITED KINGDOM — 3.7%
BBA Aviation PLC	985,871	2,739,730
National Grid PLC	544,542	5,299,946
SSE PLC	151,168	2,082,185
		10,121,861
UNITED STATES — 37.4%
American Electric Power Co., Inc.	73,066	5,460,953
Cheniere Energy, Inc. (c)	46,393	2,746,002
Consolidated Edison, Inc.	46,196	3,532,146
Dominion Energy, Inc.	96,867	6,922,116

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
DTE Energy Co.	26,936	$ 2,971,041
Duke Energy Corp.	105,656	9,118,113
Edison International	48,181	2,735,235
Eversource Energy	47,026	3,058,571
Exelon Corp.	143,100	6,453,810
Kinder Morgan, Inc.	398,243	6,124,977
Macquarie Infrastructure Corp.	84,248	3,080,107
NextEra Energy, Inc.	70,003	12,167,921
ONEOK, Inc.	86,279	4,654,752
PG&E Corp. (c)	76,457	1,815,854
PPL Corp.	103,882	2,942,977
Public Service Enterprise Group, Inc.	74,975	3,902,449
Sempra Energy (a)	40,499	4,381,587
Southern Co.	150,532	6,611,365
Targa Resources Corp.	47,185	1,699,604
WEC Energy Group, Inc.	46,823	3,242,961
Williams Cos., Inc.	253,756	5,595,320
Xcel Energy, Inc.	75,611	3,725,354
		102,943,215
TOTAL COMMON STOCKS (Cost $288,444,705)		273,955,393

SHORT-TERM INVESTMENTS — 5.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	5,284,374	5,284,374
Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	8,564,656	$ 8,564,656
TOTAL SHORT-TERM INVESTMENTS (Cost $13,849,030)		13,849,030
TOTAL INVESTMENTS — 104.5% (Cost $302,293,735)		287,804,423
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(12,502,319)
NET ASSETS — 100.0%		$ 275,302,104
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.0% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$273,955,393	$—	$—	$273,955,393
Short-Term Investments	13,849,030	—	—	13,849,030
TOTAL INVESTMENTS	$287,804,423	$—	$—	$287,804,423
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	824,073	$ 824,073	$13,366,526	$ 8,906,225	$—	$—	5,284,374	$ 5,284,374	$ 6,180	$—
State Street Navigator Securities Lending Government Money Market Portfolio	4,976,109	4,976,109	27,363,741	23,775,194	—	—	8,564,656	8,564,656	11,994	—
Total		$5,800,182	$40,730,267	$32,681,419	$—	$—		$13,849,030	$18,174	$—
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 10.2%
Amcor, Ltd.	2,259,501	$ 21,076,619
BHP Group, Ltd.	2,828,422	68,159,065
Fortescue Metals Group, Ltd.	1,637,895	4,831,395
Newcrest Mining, Ltd.	714,365	10,963,499
South32, Ltd.	4,809,602	11,342,962
Woodside Petroleum, Ltd.	319,338	7,041,171
		123,414,711
AUSTRIA — 0.3%
Voestalpine AG	105,460	3,146,527
BRAZIL — 4.4%
Fibria Celulose SA ADR (a)	451,645	7,772,810
Petroleo Brasileiro SA ADR	517,091	6,727,354
Vale SA ADR (a)	2,929,153	38,635,528
		53,135,692
CANADA — 11.3%
Barrick Gold Corp. (a)	1,093,033	14,799,667
Canadian Natural Resources, Ltd.	417,077	10,058,952
Franco-Nevada Corp.	174,344	12,219,909
Goldcorp, Inc.	812,813	7,956,736
Imperial Oil, Ltd.	83,799	2,122,278
Nutrien, Ltd. (b)	2,100	98,588
Nutrien, Ltd. (b)	1,197,984	56,305,248
Suncor Energy, Inc.	558,710	15,597,900
Teck Resources, Ltd. Class B	472,046	10,157,733
Wheaton Precious Metals Corp. (a)	414,783	8,093,401
		137,410,412
CHILE — 0.8%
Antofagasta PLC	330,180	3,293,491
Sociedad Quimica y Minera de Chile SA ADR (a)	179,927	6,891,204
		10,184,695
CHINA — 0.7%
CNOOC, Ltd.	5,503,000	8,504,703
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	86,165	1,368,300
FINLAND — 3.2%
Stora Enso Oyj Class R	1,119,011	12,900,704
UPM-Kymmene Oyj	1,035,487	26,219,326
		39,120,030
FRANCE — 3.8%
TOTAL SA (a)	866,221	45,728,376
GERMANY — 1.1%
KS AG	371,337	6,673,043
ThyssenKrupp AG	378,152	6,475,620
		13,148,663
Security Description	Shares	Value
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd.	3,329,000	$ 3,082,663
IRELAND — 1.0%
Smurfit Kappa Group PLC	459,278	12,212,048
ISRAEL — 0.6%
Israel Chemicals, Ltd.	1,336,396	7,581,881
ITALY — 1.1%
Eni SpA	869,419	13,663,809
JAPAN — 3.3%
JFE Holdings, Inc.	541,200	8,666,895
Nippon Steel & Sumitomo Metal Corp.	828,200	14,285,818
Oji Holdings Corp.	1,969,800	10,143,891
Sumitomo Metal Mining Co., Ltd.	276,900	7,438,935
		40,535,539
LUXEMBOURG — 1.0%
ArcelorMittal	599,106	12,423,504
MEXICO — 0.2%
Fresnillo PLC	176,294	1,930,941
NETHERLANDS — 4.0%
OCI NV (c)	125,604	2,557,235
Royal Dutch Shell PLC Class A	1,576,716	46,337,027
		48,894,262
NORWAY — 2.2%
Equinor ASA	372,311	7,900,561
Norsk Hydro ASA	1,275,351	5,774,991
Yara International ASA	342,227	13,180,590
		26,856,142
PERU — 0.2%
Southern Copper Corp.	81,348	2,503,078
RUSSIA — 3.2%
Gazprom PJSC ADR	2,061,286	9,129,436
LUKOIL PJSC ADR	128,054	9,153,300
MMC Norilsk Nickel PJSC ADR	562,787	10,557,884
Novatek PJSC GDR	29,685	5,076,135
Novolipetsk Steel PJSC GDR	91,748	2,099,194
Rosneft Oil Co. PJSC GDR (b)	7,117	43,983
Rosneft Oil Co. PJSC GDR (b)	396,655	2,451,328
		38,511,260
SINGAPORE — 1.3%
Wilmar International, Ltd.	7,035,419	16,104,554
SOUTH KOREA — 1.8%
Korea Zinc Co., Ltd.	12,805	4,963,401
POSCO ADR	300,937	16,533,479
		21,496,880
SPAIN — 0.6%
Repsol SA (a)	446,599	7,188,256

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SWEDEN — 0.8%
Svenska Cellulosa AB SCA Class B	1,189,330	$ 9,218,604
SWITZERLAND — 3.5%
Glencore PLC (c)	11,375,927	42,211,890
UNITED KINGDOM — 9.6%
Anglo American PLC (a)	1,320,650	29,397,639
BP PLC	6,846,119	43,242,951
DS Smith PLC	2,657,015	10,128,234
Mondi PLC	716,479	14,905,810
Rio Tinto, Ltd.	348,812	19,269,373
		116,944,007
UNITED STATES — 29.1%
Anadarko Petroleum Corp.	86,991	3,813,685
Archer-Daniels-Midland Co.	636,430	26,074,537
Avery Dennison Corp.	99,593	8,946,439
Bunge, Ltd.	159,623	8,530,253
CF Industries Holdings, Inc.	264,417	11,504,784
Chevron Corp.	323,879	35,234,796
ConocoPhillips	196,679	12,262,936
Devon Energy Corp.	80,606	1,816,859
EOG Resources, Inc.	97,466	8,500,010
Exxon Mobil Corp.	715,498	48,789,809
FMC Corp.	152,472	11,276,829
Freeport-McMoRan, Inc.	1,362,744	14,049,891
Halliburton Co.	151,484	4,026,445
Ingredion, Inc.	80,328	7,341,979
International Paper Co.	465,091	18,771,073
Marathon Petroleum Corp.	112,727	6,652,020
Mosaic Co.	403,632	11,790,091
Newmont Mining Corp.	501,488	17,376,559
Nucor Corp.	297,484	15,412,646
Occidental Petroleum Corp.	128,680	7,898,378
Packaging Corp. of America	106,954	8,926,381
Phillips 66	71,793	6,184,967
Pioneer Natural Resources Co.	29,026	3,817,500
Rayonier, Inc. REIT	149,903	4,150,814
Schlumberger, Ltd.	232,932	8,404,187
Sealed Air Corp.	179,484	6,253,223
Valero Energy Corp.	73,151	5,484,130
WestRock Co.	288,898	10,908,788
Weyerhaeuser Co. REIT	861,769	18,838,270
		353,038,279
TOTAL COMMON STOCKS (Cost $1,338,372,290)		1,209,559,706

Security Description	Shares	Value
RIGHTS — 0.0% (d)
SPAIN — 0.0% (d)
Repsol SA (expiring 01/14/19) (a) (c)	471,849	$ 215,757
TOTAL RIGHTS (Cost $221,342)		215,757
SHORT-TERM INVESTMENTS — 4.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	28,587,144	28,587,144
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	28,503,520	28,503,520
TOTAL SHORT-TERM INVESTMENTS (Cost $57,090,664)		57,090,664
TOTAL INVESTMENTS — 104.3% (Cost $1,395,684,296)		1,266,866,127
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.3)%		(51,984,248)
NET ASSETS — 100.0%		$ 1,214,881,879
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,209,559,706	$—	$—	$1,209,559,706
Rights	215,757	—	—	215,757
Short-Term Investments	57,090,664	—	—	57,090,664
TOTAL INVESTMENTS	$1,266,866,127	$—	$—	$1,266,866,127
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,438,649	$1,438,649	$ 58,926,080	$ 31,777,585	$—	$—	28,587,144	$28,587,144	$ 26,351	$—
State Street Navigator Securities Lending Government Money Market Portfolio	5,844,772	5,844,772	175,284,571	152,625,823	—	—	28,503,520	28,503,520	109,804	—
Total		$7,283,421	$234,210,651	$184,403,408	$—	$—		$57,090,664	$136,155	$—
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
CANADA — 39.1%
Agnico Eagle Mines, Ltd.	488,000	$ 19,687,216
ARC Resources, Ltd. (a)	116,556	691,246
Barrick Gold Corp.	2,431,947	32,816,506
Cameco Corp.	129,446	1,467,143
Canadian Natural Resources, Ltd.	399,292	9,630,018
Cenovus Energy, Inc.	333,468	2,343,896
Crescent Point Energy Corp. (a)	180,893	548,321
Encana Corp.	312,719	1,804,236
First Quantum Minerals, Ltd.	1,436,413	11,610,777
Franco-Nevada Corp.	387,918	27,189,479
Goldcorp, Inc.	1,811,220	17,730,276
Husky Energy, Inc.	98,624	1,018,879
Imperial Oil, Ltd.	78,400	1,985,544
Kinross Gold Corp. (b)	2,605,064	8,392,357
Lundin Mining Corp.	1,326,991	5,479,740
Nutrien, Ltd.	744,075	34,931,973
PrairieSky Royalty, Ltd. (a)	68,411	885,066
Seven Generations Energy, Ltd. Class A (b)	90,491	738,080
Suncor Energy, Inc.	532,245	14,859,058
Teck Resources, Ltd. Class B	1,051,228	22,620,875
Tourmaline Oil Corp.	82,753	1,028,808
Vermilion Energy, Inc. (a)	49,876	1,050,252
West Fraser Timber Co., Ltd.	68,134	3,364,297
Wheaton Precious Metals Corp.	924,233	18,033,980
		239,908,023
UNITED STATES — 60.7%
Anadarko Petroleum Corp.	167,461	7,341,490
Apache Corp.	125,021	3,281,801
Archer-Daniels-Midland Co.	676,871	27,731,405
Bunge, Ltd.	170,613	9,117,559
Cabot Oil & Gas Corp.	144,293	3,224,949
CF Industries Holdings, Inc.	282,330	12,284,178
Chevron Corp.	560,896	61,019,876
Cimarex Energy Co.	31,149	1,920,336
Concho Resources, Inc. (b)	65,435	6,726,064
ConocoPhillips	379,969	23,691,067
Continental Resources, Inc. (b)	28,273	1,136,292
Devon Energy Corp.	153,086	3,450,558
EOG Resources, Inc.	189,360	16,514,086
EQT Corp. (a)	86,315	1,630,490
Security Description	Shares	Value
Exxon Mobil Corp.	850,226	$ 57,976,911
FMC Corp.	162,768	12,038,321
Freeport-McMoRan, Inc.	3,019,239	31,128,354
Hess Corp.	82,275	3,332,137
Ingredion, Inc.	85,907	7,851,900
Marathon Oil Corp.	279,341	4,005,750
Mosaic Co.	428,782	12,524,722
Newmont Mining Corp.	1,111,434	38,511,188
Noble Energy, Inc.	157,989	2,963,874
Occidental Petroleum Corp.	250,026	15,346,596
Pioneer Natural Resources Co.	55,676	7,322,508
		372,072,412
TOTAL COMMON STOCKS (Cost $627,850,443)		611,980,435

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	7,835,553	7,835,553
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	1,842,198	1,842,198
TOTAL SHORT-TERM INVESTMENTS (Cost $9,677,751)		9,677,751
TOTAL INVESTMENTS — 101.4% (Cost $637,528,194)		621,658,186
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(8,573,183)
NET ASSETS — 100.0%		$ 613,085,003
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$611,980,435	$—	$—	$611,980,435
Short-Term Investments	9,677,751	—	—	9,677,751
TOTAL INVESTMENTS	$621,658,186	$—	$—	$621,658,186
See accompanying notes to schedule of investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,632,481	$ 2,632,481	$ 16,153,030	$ 10,949,958	$—	$—	7,835,553	$7,835,553	$16,450	$—
State Street Navigator Securities Lending Government Money Market Portfolio	48,221,868	48,221,868	97,490,154	143,869,824	—	—	1,842,198	1,842,198	7,579	—
Total		$50,854,349	$113,643,184	$154,819,782	$—	$—		$9,677,751	$24,029	$—
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 4.8%
Alumina, Ltd.	671,735	$ 1,087,673
Amcor, Ltd.	197,535	1,842,606
AMP, Ltd.	328,644	566,845
Australia & New Zealand Banking Group, Ltd.	304,867	5,249,759
BHP Group PLC	178,756	3,760,092
BHP Group, Ltd.	292,402	7,046,278
Boral, Ltd.	332,082	1,154,901
Brambles, Ltd.	224,708	1,605,673
Coca-Cola Amatil, Ltd.	185,398	1,068,960
Coles Group, Ltd. (a)	116,586	963,578
Commonwealth Bank of Australia	169,869	8,656,956
CSL, Ltd.	50,572	6,592,192
Fortescue Metals Group, Ltd.	253,082	746,531
Insurance Australia Group, Ltd. (a)	341,928	1,685,021
LendLease Group	119,173	975,731
Macquarie Group, Ltd.	49,514	3,787,305
Medibank Pvt, Ltd.	271,312	490,879
National Australia Bank, Ltd.	257,489	4,363,222
Newcrest Mining, Ltd.	73,136	1,122,432
Origin Energy, Ltd. (a)	276,212	1,258,112
QBE Insurance Group, Ltd.	108,796	773,583
Santos, Ltd.	224,643	866,654
Scentre Group REIT	261,977	719,284
Sonic Healthcare, Ltd.	111,066	1,728,791
South32, Ltd. (b)	200,703	470,332
South32, Ltd. (b)	358,854	846,321
Suncorp Group, Ltd.	232,501	2,067,287
Sydney Airport	92,347	437,533
Telstra Corp., Ltd.	396,107	794,749
Transurban Group Stapled Security	234,108	1,920,060
Vicinity Centres REIT	573,931	1,050,523
Wesfarmers, Ltd.	116,586	2,644,505
Westpac Banking Corp.	334,423	5,895,260
Woodside Petroleum, Ltd.	86,681	1,911,253
Woolworths Group, Ltd.	146,711	3,038,630
		79,189,511
AUSTRIA — 0.2%
Erste Group Bank AG (a)	60,359	2,004,432
OMV AG	29,045	1,270,007
Raiffeisen Bank International AG	34,968	887,415
		4,161,854
BELGIUM — 0.8%
Ageas	45,973	2,065,373
Anheuser-Busch InBev SA	78,683	5,189,910
KBC Group NV	37,630	2,438,188
Solvay SA	14,594	1,456,771
UCB SA	19,457	1,585,874
		12,736,116
Security Description	Shares	Value
BRAZIL — 1.9%
Ambev SA ADR	579,608	$ 2,272,063
B3 SA - Brasil Bolsa Balcao	183,611	1,270,105
Banco Bradesco SA Preference Shares ADR	452,683	4,477,035
Banco do Brasil SA	76,109	912,935
BB Seguridade Participacoes SA	66,061	470,263
Braskem SA Class A, Preference Shares	40,812	498,916
BRF SA (a)	50,951	288,294
Cia Energetica de Minas Gerais ADR (c)	233,643	831,769
Cia Siderurgica Nacional SA ADR (a)(c)	183,618	402,124
Cielo SA	98,206	225,260
Embraer SA	70,891	396,547
Fibria Celulose SA	14,565	254,040
Gerdau SA ADR (c)	133,968	503,720
Itau Unibanco Holding SA Preference Shares ADR	556,969	5,090,697
JBS SA	68,648	205,284
Kroton Educacional SA	134,107	306,916
Lojas Renner SA	126,578	1,384,740
Magazine Luiza SA	11,533	538,807
Natura Cosmeticos SA	33,933	393,984
Petroleo Brasileiro SA Preference Shares ADR	336,399	3,898,864
Porto Seguro SA	12,880	173,306
Raia Drogasil SA	36,720	541,456
Sul America SA	69,564	513,328
Suzano Papel e Celulose SA	42,328	415,881
TIM Participacoes SA ADR	29,799	457,117
Vale SA ADR (c)	310,574	4,096,471
		30,819,922
CANADA — 6.6%
Agnico Eagle Mines, Ltd. (c)	17,196	693,732
Alimentation Couche-Tard, Inc. Class B	29,297	1,456,699
Aurora Cannabis, Inc. (a)(c)	69,994	347,459
Bank of Montreal	69,772	4,556,278
Bank of Nova Scotia	109,381	5,449,829
Barrick Gold Corp.	117,831	1,590,002
Bausch Health Cos., Inc. (a)	36,044	666,357
BlackBerry, Ltd. (a)	58,509	415,963
Bombardier, Inc. Class B (a)(c)	259,978	386,407
Brookfield Asset Management, Inc. Class A (c)	108,863	4,170,239
CAE, Inc.	65,909	1,210,761
Cameco Corp.	48,572	550,516
Canadian Imperial Bank of Commerce (c)	43,193	3,215,598
Canadian National Railway Co.	81,230	6,013,447
Canadian Natural Resources, Ltd.	124,494	3,002,513
Canadian Pacific Railway, Ltd.	15,939	2,826,961

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Canadian Tire Corp., Ltd. Class A (c)	14,177	$ 1,481,641
Cenovus Energy, Inc.	94,349	663,165
CGI Group, Inc. Class A (a)	15,135	925,298
Constellation Software, Inc.	1,774	1,135,033
Dollarama, Inc.	23,734	564,243
Enbridge, Inc.	131,600	4,086,364
Encana Corp.	94,850	547,238
Fairfax Financial Holdings, Ltd.	1,567	689,512
First Quantum Minerals, Ltd.	72,296	584,381
Franco-Nevada Corp.	16,379	1,148,017
George Weston, Ltd.	6,613	436,009
Gildan Activewear, Inc.	62,702	1,902,453
Goldcorp, Inc.	86,964	851,302
H&R Real Estate Investment Trust	4,792	72,452
Husky Energy, Inc. (c)	49,346	509,791
IGM Financial, Inc. (c)	24,982	567,573
Imperial Oil, Ltd.	55,117	1,395,883
Kinross Gold Corp. (a)	148,638	478,845
Loblaw Cos., Ltd.	49,108	2,197,240
Magna International, Inc.	21,281	965,576
Manulife Financial Corp.	172,707	2,449,359
National Bank of Canada (c)	52,817	2,167,516
Nutrien, Ltd.	82,698	3,882,410
Onex Corp. (c)	8,601	468,212
Open Text Corp.	24,989	814,183
Pembina Pipeline Corp. (c)	3,672	108,913
PrairieSky Royalty, Ltd. (c)	23,478	303,746
Restaurant Brands International, Inc.	15,355	801,815
Rogers Communications, Inc. Class B	58,508	2,996,939
Royal Bank of Canada	138,144	9,451,000
Seven Generations Energy, Ltd. Class A (a)	28,516	232,588
Shaw Communications, Inc. Class B	62,685	1,134,095
Shopify, Inc. Class A (a)(c)	8,948	1,236,852
SmartCentres Real Estate Investment Trust	37,790	853,028
SNC-Lavalin Group, Inc.	32,756	1,101,300
Sun Life Financial, Inc. (c)	69,724	2,312,051
Suncor Energy, Inc.	147,119	4,107,225
Teck Resources, Ltd. Class B	52,599	1,131,853
TELUS Corp.	41,040	1,359,687
Thomson Reuters Corp.	33,906	1,636,713
Toronto-Dominion Bank	174,463	8,668,223
TransCanada Corp. (c)	73,716	2,631,172
Turquoise Hill Resources, Ltd. (a)	22,156	36,499
West Fraser Timber Co., Ltd.	8,610	425,142
Wheaton Precious Metals Corp.	39,218	765,236
		108,830,534
Security Description	Shares	Value
CHILE — 0.3%
Embotelladora Andina SA Class B, Preference Shares	54,955	$ 205,456
Enel Americas SA ADR	247,670	2,209,216
Enel Chile SA ADR	291,811	1,444,464
Sociedad Quimica y Minera de Chile SA ADR (c)	14,360	549,988
		4,409,124
CHINA — 7.6%
3SBio, Inc. (c)(d)	161,500	207,100
51job, Inc. ADR (a)	3,294	205,677
58.com, Inc. ADR (a)	11,124	603,032
AAC Technologies Holdings, Inc.	112,000	650,169
Agile Group Holdings, Ltd.	52,000	61,170
Agricultural Bank of China, Ltd. Class H	2,814,000	1,232,800
Air China, Ltd. Class H	102,000	88,850
Alibaba Group Holding, Ltd. ADR (a)	113,471	15,553,470
Alibaba Health Information Technology, Ltd. (a)(c)	420,000	340,641
Anhui Conch Cement Co., Ltd. Class H	21,000	101,924
ANTA Sports Products, Ltd.	67,000	321,336
Autohome, Inc. ADR (c)	7,048	551,365
AviChina Industry & Technology Co., Ltd. Class H (c)	768,000	482,615
Baidu, Inc. ADR (a)	25,234	4,002,112
Bank of China, Ltd. Class H	7,780,436	3,358,883
Bank of Communications Co., Ltd. Class H	1,544,710	1,205,487
Beijing Enterprises Water Group, Ltd. (a)	528,000	269,080
BOC Hong Kong Holdings, Ltd.	225,500	838,135
Brilliance China Automotive Holdings, Ltd.	430,000	320,193
BYD Co., Ltd. Class H (c)	34,000	216,915
CGN Power Co., Ltd. Class H (d)	236,400	56,161
China CITIC Bank Corp., Ltd. Class H	751,000	456,585
China Communications Construction Co., Ltd. Class H	484,000	457,458
China Conch Venture Holdings, Ltd.	42,500	126,479
China Construction Bank Corp. Class H	6,451,720	5,323,317
China Everbright Bank Co., Ltd. Class H	36,000	15,587
China Everbright International, Ltd.	187,628	168,232
China Evergrande Group (c)	294,000	880,571
China Galaxy Securities Co., Ltd. Class H	253,500	114,619

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Huishan Dairy Holdings Co., Ltd. (a)(c)(e)	1,418,000	$ —
China Jinmao Holdings Group, Ltd.	466,000	209,509
China Life Insurance Co., Ltd. Class H	779,000	1,655,637
China Mengniu Dairy Co., Ltd. (a)	546,000	1,701,597
China Merchants Bank Co., Ltd. Class H	610,514	2,237,957
China Merchants Port Holdings Co., Ltd.	559,366	1,007,371
China Minsheng Banking Corp., Ltd. Class H	484,200	333,959
China Mobile, Ltd.	616,500	5,933,222
China Oilfield Services, Ltd. Class H	100,000	85,959
China Overseas Land & Investment, Ltd.	506,000	1,738,510
China Pacific Insurance Group Co., Ltd. Class H	253,200	819,815
China Petroleum & Chemical Corp. Class H	3,133,800	2,237,471
China Railway Construction Corp., Ltd. Class H	152,000	210,837
China Railway Group, Ltd. Class H	306,000	278,667
China Resources Beer Holdings Co., Ltd.	507,670	1,773,426
China Shenhua Energy Co., Ltd. Class H	250,500	549,034
China Southern Airlines Co., Ltd. Class H	110,000	68,141
China Taiping Insurance Holdings Co., Ltd.	191,800	526,698
China Telecom Corp., Ltd. Class H	2,470,000	1,261,918
China Unicom Hong Kong, Ltd.	1,004,000	1,072,048
China Vanke Co., Ltd. Class H	96,900	329,215
CIFI Holdings Group Co., Ltd.	458,000	243,351
CITIC Securities Co., Ltd. Class H	141,500	243,986
CITIC, Ltd.	506,000	793,639
CNOOC, Ltd.	2,030,217	3,137,633
COSCO SHIPPING Ports, Ltd.	632,180	621,736
Country Garden Holdings Co., Ltd. (c)	520,000	632,952
CRRC Corp., Ltd. Class H	451,000	440,093
CSPC Pharmaceutical Group, Ltd.	544,000	785,148
Ctrip.com International, Ltd. ADR (a)	39,088	1,057,721
ENN Energy Holdings, Ltd.	57,600	510,939
Fosun International, Ltd.	118,500	172,543
Future Land Development Holdings, Ltd.	314,000	214,965
GDS Holdings, Ltd. ADR (a)(c)	7,790	179,871
Security Description	Shares	Value
Geely Automobile Holdings, Ltd.	854,000	$ 1,505,259
Genscript Biotech Corp. (a)(c)	86,000	115,994
GF Securities Co., Ltd. Class H	194,800	264,233
GOME Retail Holdings, Ltd. (a)(c)	2,034,000	168,865
Great Wall Motor Co., Ltd. Class H (c)	352,500	202,153
Guangzhou Automobile Group Co., Ltd. Class H	145,600	145,240
Haitong Securities Co., Ltd. Class H	199,200	190,820
Hengan International Group Co., Ltd.	123,500	899,117
Huaneng Power International, Inc. Class H	1,068,000	679,321
Huaneng Renewables Corp., Ltd. Class H	1,120,000	300,408
Huatai Securities Co., Ltd. Class H (c)(d)	202,200	320,241
Huazhu Group, Ltd. ADR	12,822	367,094
Industrial & Commercial Bank of China, Ltd. Class H	6,833,045	4,878,658
JD.com, Inc. ADR (a)	69,227	1,448,921
Jiangsu Expressway Co., Ltd. Class H	14,000	19,527
Kingdee International Software Group Co., Ltd. (c)	311,000	274,878
Kingsoft Corp., Ltd.	208,000	299,672
Lenovo Group, Ltd. (c)	624,000	421,614
Logan Property Holdings Co., Ltd.	44,000	55,131
Luye Pharma Group, Ltd. (c)(d)	269,500	187,599
Momo, Inc. ADR (a)	19,573	464,859
NetEase, Inc. ADR	6,605	1,554,619
New China Life Insurance Co., Ltd. Class H	96,100	381,732
New Oriental Education & Technology Group, Inc. ADR (a)	13,191	722,999
Noah Holdings, Ltd. ADR (a)	5,020	217,466
PetroChina Co., Ltd. Class H	1,974,000	1,230,386
PICC Property & Casualty Co., Ltd. Class H	857,415	877,198
Ping An Insurance Group Co. of China, Ltd. Class H (c)	504,000	4,451,404
Semiconductor Manufacturing International Corp. (a)(c)	135,400	118,463
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	268,000	217,019
Shanghai Electric Group Co., Ltd. Class H (c)	438,000	139,858
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	338,540	431,638
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	46,100	93,739

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Shenzhou International Group Holdings, Ltd.	30,000	$ 340,067
Sihuan Pharmaceutical Holdings Group, Ltd.	289,000	50,570
SINA Corp. (a)	8,405	450,844
Sinopec Shanghai Petrochemical Co., Ltd. Class H	430,000	188,381
Sinopharm Group Co., Ltd. Class H	90,000	378,192
Sunac China Holdings, Ltd. (c)	216,300	704,484
Sunny Optical Technology Group Co., Ltd.	65,900	585,826
TAL Education Group ADR (a)	35,172	938,389
Tencent Holdings, Ltd.	531,200	21,304,042
Tingyi Cayman Islands Holding Corp.	502,000	670,671
TravelSky Technology, Ltd. Class H	56,000	143,409
Tsingtao Brewery Co., Ltd. Class H	60,000	242,166
Vipshop Holdings, Ltd. ADR (a)	59,439	324,537
Want Want China Holdings, Ltd.	251,000	175,683
Weibo Corp. ADR (a)(c)	5,284	308,744
Wuxi Biologics Cayman, Inc. (a)(d)	37,500	240,202
Yanzhou Coal Mining Co., Ltd. Class H	500,000	403,609
Yum China Holdings, Inc.	32,488	1,089,323
YY, Inc. ADR (a)	6,479	387,833
Zhuzhou CRRC Times Electric Co., Ltd. Class H	103,500	573,726
Zijin Mining Group Co., Ltd. Class H	1,974,000	748,821
ZTE Corp. Class H (a)	88,600	167,483
		125,338,658
COLOMBIA — 0.1%
Bancolombia SA ADR	32,310	1,231,011
Cementos Argos SA	142,308	304,993
		1,536,004
DENMARK — 1.1%
AP Moller - Maersk A/S Class B	1,105	1,385,323
Danske Bank A/S	84,988	1,678,162
DSV A/S	43,032	2,829,270
Genmab A/S (a)	6,336	1,036,111
Novo Nordisk A/S Class B	193,102	8,812,121
Novozymes A/S Class B	18,434	821,460
Pandora A/S	10,288	418,111
Vestas Wind Systems A/S	25,481	1,920,848
		18,901,406
EGYPT — 0.1%
Commercial International Bank Egypt SAE	221,438	915,409
FINLAND — 0.9%
Elisa Oyj	13,314	549,134
Fortum Oyj	14,726	321,530
Security Description	Shares	Value
Kone Oyj Class B	39,550	$ 1,882,610
Metso Oyj	33,033	864,742
Neste Oyj	11,933	918,872
Nokia Oyj (b)	265,514	1,526,717
Nokia Oyj (b)	140,681	814,390
Nordea Bank Abp	274,644	2,310,320
Sampo Oyj Class A	41,788	1,834,843
Stora Enso Oyj Class R	88,066	1,015,283
UPM-Kymmene Oyj	76,289	1,931,696
Wartsila OYJ Abp	41,525	659,586
		14,629,723
FRANCE — 7.2%
Accor SA	31,407	1,332,357
Air Liquide SA	46,340	5,744,983
Airbus SE	59,861	5,745,390
Alstom SA	26,733	1,077,845
AXA SA	161,520	3,481,970
BNP Paribas SA	98,369	4,438,984
Bouygues SA	30,287	1,085,072
Capgemini SE	19,678	1,952,557
Carrefour SA	84,632	1,442,499
Cie de Saint-Gobain	45,302	1,510,367
Cie Generale des Etablissements Michelin SCA	17,612	1,745,544
Credit Agricole SA	100,848	1,087,132
Danone SA	71,911	5,056,432
Edenred	14,908	547,221
Electricite de France SA	8,470	133,618
Engie SA	117,638	1,684,335
EssilorLuxottica SA	26,624	3,361,570
Hermes International	1,274	706,049
ICADE REIT	832	63,248
Kering SA	9,013	4,240,801
Klepierre SA REIT	4,444	136,961
Legrand SA	25,200	1,420,204
L'Oreal SA	28,022	6,445,109
LVMH Moet Hennessy Louis Vuitton SE	26,724	7,887,890
Orange SA	224,206	3,627,941
Pernod Ricard SA	23,254	3,809,316
Peugeot SA	43,827	934,130
Publicis Groupe SA	33,815	1,935,873
Renault SA	18,034	1,124,579
Safran SA	28,422	3,424,510
Sanofi	115,993	10,032,317
Schneider Electric SE	61,102	4,171,367
Societe Generale SA	71,632	2,278,071
Sodexo SA	15,847	1,621,337
TOTAL SA	228,288	12,051,474
Unibail-Rodamco-Westfield (b)	63,824	480,773
Unibail-Rodamco-Westfield (b)	280	43,339
Unibail-Rodamco-Westfield REIT	8,555	1,324,164
Valeo SA	21,696	632,693
Veolia Environnement SA	53,821	1,104,690
Vinci SA	54,544	4,490,588

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Vivendi SA	141,098	$ 3,432,382
		118,847,682
GERMANY — 5.8%
adidas AG	20,306	4,234,015
Allianz SE	45,343	9,078,179
BASF SE	91,049	6,286,592
Bayer AG	90,521	6,266,692
Bayerische Motoren Werke AG	33,010	2,667,891
Commerzbank AG (a)	74,987	495,727
Continental AG	10,577	1,460,000
Covestro AG (d)	6,777	334,521
Daimler AG	88,573	4,648,489
Deutsche Bank AG	151,745	1,208,546
Deutsche Boerse AG	30,304	3,635,679
Deutsche Lufthansa AG	47,819	1,076,886
Deutsche Post AG	120,514	3,293,974
Deutsche Telekom AG	339,075	5,744,432
E.ON SE	216,649	2,136,582
Fresenius Medical Care AG & Co. KGaA	25,387	1,643,758
Fresenius SE & Co. KGaA	38,004	1,841,168
Henkel AG & Co. KGaA Preference Shares	9,566	1,043,234
Infineon Technologies AG	59,238	1,175,922
Merck KGaA	25,761	2,649,792
METRO AG	22,953	351,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	24,217	5,275,121
OSRAM Licht AG	9,369	406,130
Puma SE	764	372,928
RWE AG	55,871	1,211,274
SAP SE	107,347	10,667,502
Siemens AG	83,444	9,288,980
ThyssenKrupp AG	45,746	783,372
TUI AG	36,503	523,247
United Internet AG	7,540	329,259
Volkswagen AG	7,115	1,131,371
Volkswagen AG Preference Shares	13,443	2,134,834
Vonovia SE	30,944	1,400,442
Wirecard AG	10,066	1,528,122
		96,326,129
GREECE — 0.1%
Alpha Bank AE (a)	123,944	155,855
Hellenic Telecommunications Organization SA	3,160	34,390
JUMBO SA	34,466	501,165
OPAP SA	49,607	430,699
		1,122,109
HONG KONG — 3.0%
AIA Group, Ltd.	1,211,000	10,053,836
Alibaba Pictures Group, Ltd. (a)(c)	920,000	155,109
ASM Pacific Technology, Ltd.	9,200	88,659
Security Description	Shares	Value
Bank of East Asia, Ltd.	468,331	$ 1,489,452
China Everbright, Ltd.	44,000	78,004
China First Capital Group, Ltd. (a)	306,000	173,923
China Gas Holdings, Ltd.	92,000	327,843
China Resources Land, Ltd.	132,000	507,475
China Traditional Chinese Medicine Holdings Co., Ltd.	398,000	231,805
CK Asset Holdings, Ltd.	282,032	2,064,084
CK Hutchison Holdings, Ltd.	357,532	3,434,053
CLP Holdings, Ltd.	144,000	1,627,721
Fullshare Holdings, Ltd. (a)(c)	475,000	109,204
Galaxy Entertainment Group, Ltd.	232,000	1,475,678
Haier Electronics Group Co., Ltd. (a)	48,000	118,079
Hanergy Thin Film Power Group, Ltd. (a)(c)(e)	448,000	—
Hang Lung Properties, Ltd.	506,000	964,259
Hang Seng Bank, Ltd.	75,600	1,697,520
Henderson Land Development Co., Ltd.	295,289	1,470,910
Hong Kong & China Gas Co., Ltd.	1,947,777	4,030,218
Hong Kong Exchanges & Clearing, Ltd.	132,890	3,846,153
Jardine Matheson Holdings, Ltd.	3,200	222,656
Jardine Strategic Holdings, Ltd.	1,000	36,710
Jiayuan International Group, Ltd. (c)	179,452	331,888
Link REIT	397,286	4,023,933
Melco Resorts & Entertainment, Ltd. ADR	14,064	247,808
New World Development Co., Ltd.	1,104,406	1,461,379
Sands China, Ltd.	303,200	1,328,304
Shangri-La Asia, Ltd.	504,333	747,222
Sino Biopharmaceutical, Ltd.	1,212,000	798,779
SJM Holdings, Ltd.	169,000	157,574
SSY Group, Ltd.	180,000	133,344
Sun Art Retail Group, Ltd.	280,000	285,388
Sun Hung Kai Properties, Ltd.	240,185	3,423,611
Swire Pacific, Ltd. Class A	137,006	1,447,169
Techtronic Industries Co., Ltd.	230,500	1,224,725
WH Group, Ltd.	494,601	380,931
Wharf Holdings, Ltd.	6,000	15,633
Wharf Real Estate Investment Co., Ltd.	6,000	35,903
Wheelock & Co., Ltd.	6,000	34,294
		50,281,236
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	118,672	1,301,625
OTP Bank Nyrt	31,129	1,252,356
		2,553,981

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
INDIA — 2.4%
Adani Ports & Special Economic Zone, Ltd.	63,980	$ 355,297
Ambuja Cements, Ltd.	160,642	517,948
Aurobindo Pharma, Ltd.	36,076	378,743
Axis Bank, Ltd. (a)	121,228	1,076,405
Bajaj Auto, Ltd.	7,382	287,619
Bajaj Finance, Ltd.	22,191	840,772
Bajaj Finserv, Ltd.	2,460	228,222
Bharat Forge, Ltd.	11,974	87,247
Bharat Petroleum Corp., Ltd.	57,399	298,238
Bharti Airtel, Ltd.	80,479	360,233
Bharti Infratel, Ltd.	86,113	319,462
Bosch, Ltd.	181	50,843
Cadila Healthcare, Ltd.	26,757	133,546
Dabur India, Ltd.	75,854	467,901
Dr Reddy's Laboratories, Ltd. ADR	24,953	940,728
Eicher Motors, Ltd.	1,263	418,950
Glenmark Pharmaceuticals, Ltd.	49,238	488,783
Godrej Consumer Products, Ltd.	49,138	570,561
HCL Technologies, Ltd.	50,304	694,846
Hindalco Industries, Ltd.	69,703	225,837
Hindustan Petroleum Corp., Ltd.	70,554	255,931
Hindustan Unilever, Ltd.	93,121	2,427,095
Housing Development Finance Corp., Ltd.	119,876	3,379,760
ICICI Bank, Ltd. ADR	142,104	1,462,250
Indiabulls Housing Finance, Ltd.	30,254	370,012
Indian Oil Corp., Ltd.	66,912	131,351
Infosys, Ltd. ADR	435,696	4,147,826
ITC, Ltd.	235,046	948,230
LIC Housing Finance, Ltd.	42,337	296,356
Lupin, Ltd.	28,680	346,838
Mahindra & Mahindra Financial Services, Ltd.	140,318	951,968
Mahindra & Mahindra, Ltd. GDR (b)	68,747	780,279
Mahindra & Mahindra, Ltd. GDR (b)	19,644	222,959
Marico, Ltd.	119,539	639,345
Maruti Suzuki India, Ltd.	5,432	580,858
Motherson Sumi Systems, Ltd.	34,398	82,207
Nestle India, Ltd.	5,184	823,088
Piramal Enterprises, Ltd.	7,483	255,284
REC, Ltd.	21,779	38,105
Reliance Industries, Ltd. GDR (d)	160,001	5,096,032
Shree Cement, Ltd.	2,510	619,675
Shriram Transport Finance Co., Ltd.	34,252	608,333
State Bank of India (a)	35,592	150,851
Sun Pharmaceutical Industries, Ltd.	70,236	433,096
Tata Consultancy Services, Ltd.	63,516	1,722,251
Tata Motors, Ltd. ADR (a)(c)	50,630	616,673
Tata Power Co., Ltd.	413,833	455,237
Security Description	Shares	Value
Tech Mahindra, Ltd.	51,761	$ 536,145
United Spirits, Ltd. (a)	64,770	589,856
UPL, Ltd.	35,866	389,535
Vedanta, Ltd.	81,032	234,687
Vodafone Idea, Ltd. (a)	72,687	39,303
Yes Bank, Ltd.	162,753	423,813
Zee Entertainment Enterprises, Ltd.	108,401	739,779
		39,537,189
INDONESIA — 0.6%
Adaro Energy Tbk PT	503,000	42,500
Astra International Tbk PT	2,721,300	1,556,516
Bank Central Asia Tbk PT	885,400	1,600,862
Bank Danamon Indonesia Tbk PT	152,600	80,651
Bank Mandiri Persero Tbk PT	2,061,100	1,057,066
Bank Rakyat Indonesia Persero Tbk PT	8,999,700	2,290,605
Bumi Serpong Damai Tbk PT (a)	512,700	44,745
Charoen Pokphand Indonesia Tbk PT	2,023,900	1,016,876
Gudang Garam Tbk PT	124,500	724,013
Indah Kiat Pulp & Paper Corp. Tbk PT	207,800	166,905
Surya Citra Media Tbk PT	46,900	6,099
Telekomunikasi Indonesia Persero Tbk PT	6,640,100	1,731,598
United Tractors Tbk PT	68,000	129,332
		10,447,768
IRELAND — 0.4%
Bank of Ireland Group PLC	95,198	528,892
CRH PLC	92,346	2,438,559
James Hardie Industries PLC	120,440	1,282,021
Kerry Group PLC Class A	21,968	2,172,250
Paddy Power Betfair PLC	8,278	678,023
Smurfit Kappa Group PLC	4,705	125,104
		7,224,849
ISRAEL — 0.4%
Bank Hapoalim BM	277,200	1,754,407
Bank Leumi Le-Israel BM	267,440	1,617,487
Check Point Software Technologies, Ltd. (a)	8,012	822,432
Nice, Ltd. (a)	13,390	1,441,214
Teva Pharmaceutical Industries, Ltd. ADR (a)	95,398	1,471,037
		7,106,577
ITALY — 1.2%
Assicurazioni Generali SpA	118,335	1,975,010
Atlantia SpA	82,286	1,699,759
Enel SpA	675,562	3,895,323
Eni SpA	232,827	3,659,114
Ferrari NV	18,234	1,808,859
Intesa Sanpaolo SpA	1,218,747	2,702,549

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Leonardo SpA	66,626	$ 584,783
Mediobanca Banca di Credito Finanziario SpA	80,948	682,543
Snam SpA	228,716	998,503
Telecom Italia SpA/Milano (a)	1,666,923	920,949
UniCredit SpA	156,236	1,767,080
		20,694,472
JAPAN — 16.3%
Acom Co., Ltd.	54,200	177,349
Aeon Co., Ltd.	75,400	1,477,212
AGC, Inc.	45,400	1,419,332
Aisin Seiki Co., Ltd.	47,500	1,653,830
Ajinomoto Co., Inc.	30,100	536,897
Alps Electric Co., Ltd.	6,100	118,703
Asahi Group Holdings, Ltd.	74,400	2,894,897
Asahi Kasei Corp.	217,400	2,239,092
Astellas Pharma, Inc.	304,000	3,883,298
Bridgestone Corp.	75,800	2,926,572
Canon, Inc. (c)	100,800	2,757,151
Central Japan Railway Co.	15,400	3,251,524
Chiba Bank, Ltd.	244,000	1,365,502
Chubu Electric Power Co., Inc.	101,000	1,438,386
Concordia Financial Group, Ltd.	253,000	973,121
Credit Saison Co., Ltd.	75,300	886,044
Dai-ichi Life Holdings, Inc.	73,000	1,143,089
Daiichi Sankyo Co., Ltd.	82,400	2,636,890
Daikin Industries, Ltd.	22,500	2,398,373
Daiwa Securities Group, Inc.	251,000	1,273,359
Denso Corp.	50,600	2,256,627
Dentsu, Inc.	2,200	98,355
East Japan Railway Co.	48,600	4,301,642
Eisai Co., Ltd.	25,300	1,960,540
Electric Power Development Co., Ltd.	25,300	600,937
FANUC Corp.	21,200	3,221,109
Fast Retailing Co., Ltd.	3,300	1,695,493
FUJIFILM Holdings Corp.	75,500	2,938,386
Fujitsu, Ltd.	25,300	1,578,901
Hitachi, Ltd.	101,000	2,702,324
Honda Motor Co., Ltd.	176,900	4,666,974
Hoya Corp.	50,600	3,050,804
Idemitsu Kosan Co., Ltd.	4,500	148,065
Inpex Corp.	100,400	898,352
ITOCHU Corp.	205,000	3,488,447
Japan Real Estate Investment Corp. REIT	292	1,639,448
Japan Retail Fund Investment Corp. REIT	959	1,918,612
Japan Tobacco, Inc.	101,100	2,411,048
JFE Holdings, Inc.	53,200	851,956
JSR Corp.	50,600	763,278
JXTG Holdings, Inc.	408,108	2,145,157
Kajima Corp.	110,500	1,488,575
Kamigumi Co., Ltd.	106,300	2,185,780
Kansai Electric Power Co., Inc.	125,900	1,893,406
Kao Corp.	48,500	3,604,512
Security Description	Shares	Value
KDDI Corp.	151,800	$ 3,630,526
Keikyu Corp.	99,211	1,624,957
Keyence Corp.	6,700	3,400,228
Kintetsu Group Holdings Co., Ltd.	38,700	1,682,532
Kobe Steel, Ltd.	50,600	352,353
Komatsu, Ltd.	114,000	2,457,886
Konica Minolta, Inc.	126,500	1,144,916
Kose Corp.	2,200	346,097
Kubota Corp.	153,200	2,180,393
Kyocera Corp.	49,600	2,490,059
LIXIL Group Corp.	50,300	624,423
Makita Corp.	39,700	1,413,011
Marubeni Corp.	252,000	1,774,095
Marui Group Co., Ltd.	91,500	1,778,877
Mazda Motor Corp.	20,800	215,176
Mebuki Financial Group, Inc.	299,600	797,368
MEIJI Holdings Co., Ltd.	3,200	261,332
Mitsubishi Chemical Holdings Corp.	253,000	1,919,954
Mitsubishi Corp.	176,900	4,869,325
Mitsubishi Electric Corp.	252,000	2,794,130
Mitsubishi Estate Co., Ltd.	227,418	3,584,919
Mitsubishi Heavy Industries, Ltd.	38,700	1,395,408
Mitsubishi UFJ Financial Group, Inc.	1,054,600	5,170,390
Mitsui & Co., Ltd.	249,100	3,838,158
Mitsui Chemicals, Inc.	38,800	878,451
Mitsui Fudosan Co., Ltd.	31,200	695,292
Mizuho Financial Group, Inc.	1,460,500	2,266,993
MS&AD Insurance Group Holdings, Inc.	75,800	2,163,839
Murata Manufacturing Co., Ltd.	23,100	3,148,708
NEC Corp.	17,800	529,709
Nexon Co., Ltd. (a)	26,800	345,152
Nidec Corp.	30,200	3,433,851
Nintendo Co., Ltd.	7,300	1,948,508
Nippon Steel & Sumitomo Metal Corp.	81,400	1,404,088
Nippon Telegraph & Telephone Corp.	74,000	3,022,996
Nippon Yusen KK	19,400	299,006
Nissan Motor Co., Ltd.	252,700	2,027,542
Nitori Holdings Co., Ltd.	3,100	387,941
Nitto Denko Corp.	25,200	1,273,150
Nomura Holdings, Inc.	278,600	1,068,540
NTT Data Corp.	126,500	1,389,350
NTT DOCOMO, Inc.	154,300	3,477,252
Obayashi Corp.	181,500	1,644,360
Ono Pharmaceutical Co., Ltd.	30,300	620,002
Oriental Land Co., Ltd.	5,800	584,414
ORIX Corp.	201,900	2,954,477
Osaka Gas Co., Ltd.	98,200	1,798,148
Otsuka Holdings Co., Ltd.	15,200	622,464
Panasonic Corp.	254,200	2,295,133
Rakuten, Inc. (a)(c)	54,300	364,260

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Recruit Holdings Co., Ltd.	70,700	$ 1,715,707
Resona Holdings, Inc.	75,800	365,269
Rohm Co., Ltd.	22,800	1,462,990
Ryohin Keikaku Co., Ltd.	1,300	314,588
SBI Holdings, Inc.	5,900	116,102
Secom Co., Ltd.	25,300	2,101,665
Seven & i Holdings Co., Ltd.	101,100	4,407,431
Sharp Corp.	7,100	71,314
Shin-Etsu Chemical Co., Ltd.	43,400	3,376,588
Shionogi & Co., Ltd.	23,500	1,343,194
Shiseido Co., Ltd.	28,400	1,784,011
Shizuoka Bank, Ltd.	197,600	1,550,687
Showa Denko KK (c)	5,100	152,003
SMC Corp.	2,100	636,230
SoftBank Group Corp.	79,100	5,266,604
Sompo Holdings, Inc.	70,300	2,391,283
Sony Corp.	126,100	6,121,393
Subaru Corp.	29,000	623,798
Sumitomo Chemical Co., Ltd.	253,000	1,229,084
Sumitomo Corp.	126,400	1,798,966
Sumitomo Electric Industries, Ltd.	101,100	1,347,201
Sumitomo Mitsui Financial Group, Inc.	80,100	2,661,117
Sumitomo Mitsui Trust Holdings, Inc.	25,200	923,797
Suzuki Motor Corp.	16,600	842,293
Sysmex Corp.	9,400	452,029
T&D Holdings, Inc.	50,300	586,371
Takeda Pharmaceutical Co., Ltd. (c)	84,400	2,850,130
TDK Corp.	25,300	1,780,212
Teijin, Ltd.	82,300	1,317,970
Terumo Corp.	56,800	3,222,196
Tohoku Electric Power Co., Inc.	50,700	670,054
Tokio Marine Holdings, Inc.	75,800	3,617,453
Tokyo Electric Power Co. Holdings, Inc. (a)	176,800	1,052,275
Tokyo Electron, Ltd.	23,200	2,646,384
Tokyo Gas Co., Ltd.	74,600	1,893,983
Tokyu Corp.	132,500	2,167,776
Toppan Printing Co., Ltd.	126,500	1,864,380
Toray Industries, Inc.	253,000	1,780,212
Toshiba Corp.	41,400	1,169,758
Toyota Motor Corp.	218,900	12,781,055
Toyota Tsusho Corp.	75,800	2,241,909
West Japan Railway Co.	25,900	1,832,110
Yahoo! Japan Corp.	328,600	820,639
Yakult Honsha Co., Ltd.	3,400	239,238
Yamada Denki Co., Ltd.	152,100	730,590
Yamaha Corp.	32,700	1,394,850
Yamaha Motor Co., Ltd.	75,900	1,493,580
ZOZO, Inc.	20,400	373,732
		269,931,689
LUXEMBOURG — 0.1%
ArcelorMittal	49,594	1,028,418
Security Description	Shares	Value
SES SA	32,809	$ 626,718
		1,655,136
MACAU — 0.0% (f)
MGM China Holdings, Ltd. (c)	83,200	139,635
Wynn Macau, Ltd.	86,000	187,612
		327,247
MALAYSIA — 0.5%
AirAsia Group Bhd	669,000	480,806
Alliance Bank Malaysia Bhd	831,600	808,961
AMMB Holdings Bhd	268,500	281,982
British American Tobacco Malaysia Bhd	48,900	426,936
CIMB Group Holdings Bhd	546,355	754,915
Dialog Group Bhd	1,137,200	855,824
Gamuda Bhd	176,266	99,809
Genting Bhd	237,100	349,984
Genting Malaysia Bhd	595,100	434,895
Genting Plantations Bhd	265,300	632,996
Hong Leong Financial Group Bhd	45,839	205,873
IOI Properties Group Bhd	769,100	286,610
Malaysia Airports Holdings Bhd	197,100	399,685
Petronas Chemicals Group Bhd	21,900	49,232
PPB Group Bhd	171,840	731,022
RHB Capital Bhd	145,610	186,395
Tenaga Nasional Bhd	201,700	663,792
Westports Holdings Bhd	198,900	174,233
		7,823,950
MEXICO — 0.8%
America Movil SAB de CV Series L	3,646,724	2,586,848
Cemex SAB de CV Series CPO (a)	2,154,279	1,038,101
Fomento Economico Mexicano SAB de CV	343,056	2,939,198
Fresnillo PLC	27,752	303,966
Grupo Financiero Banorte SAB de CV Series O	415,866	2,022,553
Grupo Mexico SAB de CV Class B	297,680	611,269
Grupo Televisa SAB Series CPO	414,818	1,039,270
Industrias Penoles SAB de CV	21,424	261,021
Kimberly-Clark de Mexico SAB de CV Class A (a)	417,832	661,317
Wal-Mart de Mexico SAB de CV	396,292	1,005,533
		12,469,076
NETHERLANDS — 3.3%
Akzo Nobel NV	30,461	2,451,433
ASML Holding NV	39,789	6,238,693
Gemalto NV (a)	1,704	98,682
Heineken NV	32,303	2,850,777
ING Groep NV	312,539	3,361,994
Koninklijke Ahold Delhaize NV	174,459	4,402,478

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Koninklijke DSM NV	29,454	$ 2,405,409
Koninklijke KPN NV	609,026	1,782,292
Koninklijke Philips NV	127,737	4,516,477
NXP Semiconductors NV	25,942	1,901,030
Royal Dutch Shell PLC Class A	393,622	11,567,888
Royal Dutch Shell PLC Class B	351,538	10,476,618
Wolters Kluwer NV	46,856	2,767,087
		54,820,858
NEW ZEALAND — 0.1%
a2 Milk Co., Ltd. (a)(c)	73,645	550,617
Meridian Energy, Ltd.	295,446	674,569
Spark New Zealand, Ltd.	215,955	600,956
		1,826,142
NORWAY — 0.5%
DNB ASA	137,030	2,186,207
Equinor ASA	116,059	2,462,810
Norsk Hydro ASA	193,176	874,732
Telenor ASA	98,662	1,908,488
Yara International ASA	25,237	971,982
		8,404,219
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR	24,834	402,807
Credicorp, Ltd.	9,544	2,115,619
		2,518,426
PHILIPPINES — 0.3%
Alliance Global Group, Inc.	783,700	177,352
Ayala Land, Inc.	685,800	529,495
BDO Unibank, Inc.	52,227	129,910
DMCI Holdings, Inc.	1,858,850	451,766
Globe Telecom, Inc.	3,700	133,688
GT Capital Holdings, Inc.	10,643	197,336
JG Summit Holdings, Inc.	327,790	347,207
Jollibee Foods Corp.	140,900	781,870
Megaworld Corp.	2,247,300	202,998
Metro Pacific Investments Corp.	4,870,700	429,781
PLDT, Inc. ADR	20,887	446,564
SM Prime Holdings, Inc.	728,700	496,101
Universal Robina Corp.	82,970	200,384
		4,524,452
POLAND — 0.2%
Alior Bank SA (a)	48,191	681,800
Bank Millennium SA (a)	168,539	397,935
CCC SA	10,054	517,319
CD Projekt SA (a)	8,784	340,441
LPP SA	48	100,299
Orange Polska SA (a)	121,843	155,354
Polski Koncern Naftowy ORLEN SA	23,471	675,687
Powszechna Kasa Oszczednosci Bank Polski SA	63,632	668,545
Santander Bank Polska SA	4,796	457,291
		3,994,671
Security Description	Shares	Value
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	214,943	$ 749,176
Jeronimo Martins SGPS SA	27,225	321,804
		1,070,980
QATAR — 0.2%
Commercial Bank PQSC	34,575	374,022
Ezdan Holding Group QSC (a)	98,146	349,862
Qatar Electricity & Water Co. QSC	12,827	651,698
Qatar National Bank QPSC	29,848	1,598,451
		2,974,033
ROMANIA — 0.0% (f)
NEPI Rockcastle PLC	32,498	255,285
RUSSIA — 0.9%
Gazprom PJSC ADR	595,633	2,638,059
LUKOIL PJSC ADR	66,647	4,754,597
Magnit PJSC GDR	10,732	136,618
MMC Norilsk Nickel PJSC ADR (c)	50,287	947,407
Mobile TeleSystems PJSC ADR	118,954	832,678
Sberbank of Russia PJSC ADR	151,524	1,660,703
Surgutneftegas PJSC ADR	165,843	910,478
Tatneft PJSC ADR	48,163	3,034,269
		14,914,809
SINGAPORE — 1.0%
CapitaLand, Ltd.	505,000	1,152,274
DBS Group Holdings, Ltd.	274,758	4,775,508
Singapore Exchange, Ltd.	505,000	2,649,120
Singapore Press Holdings, Ltd. (c)	758,300	1,307,414
Singapore Telecommunications, Ltd.	1,234,300	2,653,337
United Overseas Bank, Ltd.	256,929	4,631,508
Venture Corp., Ltd.	5,700	58,338
		17,227,499
SOUTH AFRICA — 1.6%
Anglo American Platinum, Ltd.	9,404	351,664
AngloGold Ashanti, Ltd.	52,996	669,588
Aspen Pharmacare Holdings, Ltd.	31,702	297,119
Bid Corp., Ltd.	29,487	543,209
Bidvest Group, Ltd.	35,931	516,672
Capitec Bank Holdings, Ltd. (c)	6,543	508,521
Discovery, Ltd.	96,891	1,076,275
Exxaro Resources, Ltd.	26,625	255,182
FirstRand, Ltd.	410,954	1,872,933
Fortress REIT, Ltd. Class B	429,839	433,275
Foschini Group, Ltd.	39,319	454,389
Gold Fields, Ltd.	97,183	333,334
Mr. Price Group, Ltd.	39,793	680,921
MTN Group, Ltd.	159,852	989,004
Naspers, Ltd. Class N	41,473	8,338,625
Nedbank Group, Ltd.	18,969	362,264
Old Mutual, Ltd.	737,103	1,099,492

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PSG Group, Ltd.	20,683	$ 351,978
Rand Merchant Investment Holdings, Ltd.	46,403	117,548
Remgro, Ltd.	49,297	667,369
Resilient REIT, Ltd.	62,946	249,421
Sanlam, Ltd.	303,446	1,683,350
Sasol, Ltd.	55,446	1,638,133
Standard Bank Group, Ltd.	166,431	2,068,789
Truworths International, Ltd.	73,599	450,752
Woolworths Holdings, Ltd.	78,978	302,461
		26,312,268
SOUTH KOREA — 3.7%
Amorepacific Corp.	720	135,186
Amorepacific Corp. Preference Shares	2,709	248,855
AMOREPACIFIC Group	643	41,895
BGF retail Co., Ltd.	989	180,817
Celltrion Healthcare Co., Ltd. (a)	1,784	120,394
Celltrion Pharm, Inc. (a)	459	26,122
Celltrion, Inc. (a)(c)	9,004	1,795,474
CJ CheilJedang Corp.	3,030	897,486
CJ Corp.	998	108,673
Coway Co., Ltd.	4,038	268,163
E-MART, Inc.	3,524	576,385
Hana Financial Group, Inc.	46,730	1,518,160
Hanmi Pharm Co., Ltd.	561	233,289
Hanmi Science Co., Ltd.	2,368	167,657
HDC Hyundai Development Co-Engineering & Construction (a)	8,305	358,757
HLB, Inc. (a)	3,758	269,102
Hotel Shilla Co., Ltd.	4,369	299,542
Hyundai Department Store Co., Ltd.	5,945	481,653
Hyundai Engineering & Construction Co., Ltd.	3,620	177,139
Hyundai Heavy Industries Co., Ltd. (a)	6,074	699,506
Hyundai Heavy Industries Holdings Co., Ltd. (a)	1,052	326,216
Hyundai Mobis Co., Ltd.	8,260	1,406,524
Hyundai Motor Co.	18,267	1,939,989
Hyundai Steel Co.	8,415	341,261
KB Financial Group, Inc. (a)	60,095	2,504,407
Kia Motors Corp.	36,274	1,095,567
Korea Aerospace Industries, Ltd. (a)	5,740	164,103
Korea Electric Power Corp. ADR (a)	61,291	904,042
Korea Zinc Co., Ltd.	3,156	1,223,311
KT Corp. ADR (a)	50,037	711,526
KT&G Corp. (a)	17,545	1,596,001
LG Chem, Ltd.	1,918	596,474
LG Chem, Ltd. Preference Shares	725	127,028
Security Description	Shares	Value
LG Electronics, Inc. (a)	19,700	$ 1,099,937
LG Household & Health Care, Ltd.	1,730	1,707,053
Lotte Chemical Corp.	3,488	865,904
NAVER Corp.	18,144	1,983,839
NCSoft Corp.	3,031	1,267,218
Pearl Abyss Corp. (a)	998	185,951
POSCO ADR	36,580	2,009,705
Samsung Biologics Co., Ltd. (a)(d)	719	249,053
Samsung C&T Corp.	5,748	543,479
Samsung Electro-Mechanics Co., Ltd. (c)	3,543	328,644
Samsung Electronics Co., Ltd. GDR	18,941	16,421,847
Samsung Electronics Co., Ltd. Preference Shares	34,531	982,577
Samsung Fire & Marine Insurance Co., Ltd.	6,135	1,479,042
Samsung Heavy Industries Co., Ltd. (a)	41,504	275,627
Samsung SDI Co., Ltd. (a)	3,187	625,518
Samsung SDS Co., Ltd.	2,269	414,838
Samsung Securities Co., Ltd.	34,170	964,649
Shinhan Financial Group Co., Ltd. (a)	53,359	1,893,723
SillaJen, Inc. (a)(c)	4,873	320,994
SK Holdings Co., Ltd.	5,543	1,291,611
SK Hynix, Inc. (a)	48,386	2,623,546
SK Innovation Co., Ltd.	7,950	1,278,925
SK Telecom Co., Ltd. ADR	24,821	665,203
ViroMed Co., Ltd. (a)	1,029	234,241
		61,253,828
SPAIN — 2.0%
ACS Actividades de Construccion y Servicios SA	52,826	2,042,927
Aena SME SA (d)	1,266	196,461
Amadeus IT Group SA	31,059	2,160,130
Banco Bilbao Vizcaya Argentaria SA	582,684	3,087,684
Banco de Sabadell SA	303,424	347,032
Banco Santander SA	1,458,310	6,623,256
CaixaBank SA	88,794	321,161
Ferrovial SA	103,326	2,090,082
Iberdrola SA	668,532	5,363,382
Industria de Diseno Textil SA	119,799	3,060,792
Mapfre SA	290,337	770,005
Naturgy Energy Group SA	42,460	1,080,459
Repsol SA	135,974	2,188,576
Telefonica SA	454,716	3,814,875
		33,146,822
SWEDEN — 1.6%
Assa Abloy AB Class B	140,365	2,503,846
Atlas Copco AB Class B	110,179	2,402,455
Epiroc AB Class B (a)	110,179	980,269
Essity AB Class B	7,006	171,952

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Hennes & Mauritz AB Class B (c)	93,821	$ 1,333,580
Husqvarna AB Class B	155,647	1,153,415
Sandvik AB	137,154	1,954,624
Securitas AB Class B	82,705	1,326,978
Skandinaviska Enskilda Banken AB Class A	148,012	1,437,407
Skanska AB Class B	82,460	1,311,421
SKF AB Class B	67,518	1,023,906
Svenska Handelsbanken AB Class A	181,770	2,015,373
Swedbank AB Class A	90,157	2,010,924
Tele2 AB Class B	98,888	1,259,823
Telefonaktiebolaget LM Ericsson Class B	346,803	3,047,975
Telia Co. AB	200,077	947,369
Volvo AB Class B	142,335	1,861,496
		26,742,813
SWITZERLAND — 6.4%
ABB, Ltd.	241,661	4,582,930
Adecco Group AG	20,468	953,637
Cie Financiere Richemont SA	51,820	3,311,686
Coca-Cola HBC AG (a)	16,364	511,026
Credit Suisse Group AG (a)	166,173	1,820,520
Ferguson PLC	23,942	1,529,810
Geberit AG	5,561	2,156,594
Givaudan SA	1,484	3,426,237
Glencore PLC (a)	1,053,792	3,910,235
Julius Baer Group, Ltd. (a)	15,854	563,044
Kuehne + Nagel International AG	11,869	1,521,250
LafargeHolcim, Ltd. (a)	33,706	1,384,757
Lonza Group AG (a)	5,541	1,431,622
Nestle SA	297,917	24,116,227
Novartis AG	220,758	18,819,743
Roche Holding AG	65,645	16,208,149
SGS SA	1,011	2,266,494
Sika AG	11,814	1,493,228
Sonova Holding AG	3,007	489,880
STMicroelectronics NV	37,941	541,502
Swatch Group AG	5,791	1,684,195
Swiss Re AG	34,583	3,161,513
Temenos AG (a)	5,768	689,843
UBS Group AG (a)	319,198	3,961,643
Zurich Insurance Group AG	16,123	4,793,722
		105,329,487
TAIWAN — 2.7%
Acer, Inc. (a)	488,000	308,800
Advantech Co., Ltd.	33,599	230,100
Airtac International Group	14,000	136,871
ASE Technology Holding Co., Ltd. (a)	217,000	411,592
Asustek Computer, Inc.	11,000	72,112
AU Optronics Corp. ADR (c)	338,348	1,333,091
Catcher Technology Co., Ltd.	43,000	314,767
Security Description	Shares	Value
Cathay Financial Holding Co., Ltd.	281,000	$ 429,678
Chicony Electronics Co., Ltd.	219,443	446,925
China Airlines, Ltd.	1,244,000	445,196
China Development Financial Holding Corp.	552,000	174,560
China Life Insurance Co., Ltd.	261,493	236,932
Chunghwa Telecom Co., Ltd. ADR (c)	90,623	3,243,397
Compal Electronics, Inc.	289,000	164,071
CTBC Financial Holding Co., Ltd.	729,558	479,457
Delta Electronics, Inc.	185,785	782,743
E.Sun Financial Holding Co., Ltd.	1,075,184	703,100
Eclat Textile Co., Ltd.	18,650	211,153
Eva Airways Corp.	691,241	355,324
Feng TAY Enterprise Co., Ltd.	41,036	234,305
Formosa Plastics Corp.	440,000	1,445,814
Foxconn Technology Co., Ltd.	24,240	47,712
Fubon Financial Holding Co., Ltd.	464,000	710,258
Giant Manufacturing Co., Ltd.	88,000	413,703
Globalwafers Co., Ltd.	28,000	255,523
Highwealth Construction Corp.	485,400	710,642
Hiwin Technologies Corp.	23,869	171,619
Hon Hai Precision Industry Co., Ltd. GDR	886,399	4,131,506
Hotai Motor Co., Ltd.	7,000	58,187
Innolux Corp.	401,000	126,809
Largan Precision Co., Ltd.	7,000	732,179
MediaTek, Inc.	159,000	1,187,185
Mega Financial Holding Co., Ltd.	25,948	21,907
Micro-Star International Co., Ltd.	79,000	196,363
Pegatron Corp.	48,000	80,268
Phison Electronics Corp.	40,000	296,711
Pou Chen Corp.	197,000	208,940
Powertech Technology, Inc.	214,000	460,208
President Chain Store Corp.	35,000	354,133
Ruentex Development Co., Ltd.	70,913	103,242
Standard Foods Corp.	282,822	457,307
TaiMed Biologics, Inc. (a)	44,000	236,913
Taishin Financial Holding Co., Ltd.	1,053,411	447,246
Taiwan Business Bank	2,615,859	880,832
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	459,866	16,973,654
Uni-President Enterprises Corp.	474,000	1,076,397
United Microelectronics Corp. ADR (c)	945,125	1,691,774
Walsin Technology Corp.	28,000	140,287
Win Semiconductors Corp.	42,000	161,239
Yageo Corp.	21,169	219,700

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	168,000	$ 438,351
		45,150,783
THAILAND — 0.6%
Bangkok Bank PCL	253,276	1,610,201
Bumrungrad Hospital PCL	99,900	575,284
Central Pattana PCL	302,600	694,697
CP ALL PCL NVDR	455,800	962,416
Delta Electronics Thailand PCL	151,100	322,526
Energy Absolute PCL	51,300	66,961
Indorama Ventures PCL	183,700	306,073
IRPC PCL	6,445,800	1,138,309
Kasikornbank PCL	119,700	678,276
Minor International PCL	309,100	322,770
PTT PCL	1,460,220	2,062,964
Siam Commercial Bank PCL NVDR	148,000	606,818
Thai Union Group PCL Class F	356,300	177,275
TMB Bank PCL	2,570,600	173,689
		9,698,259
TURKEY — 0.1%
Akbank T.A.S.	636,911	821,296
Turkiye Garanti Bankasi A/S	488,061	730,270
Turkiye Is Bankasi A/S Class C	678,294	577,581
		2,129,147
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	155,309	345,023
DP World, Ltd.	12,176	208,209
Emaar Malls PJSC	772,281	376,348
Emaar Properties PJSC	174,988	196,752
Emirates Telecommunications Group Co. PJSC	17,275	79,858
First Abu Dhabi Bank PJSC	131,017	502,931
		1,709,121
UNITED KINGDOM — 10.7%
3i Group PLC	212,912	2,097,188
Anglo American PLC	132,452	2,948,379
Associated British Foods PLC	15,255	396,930
AstraZeneca PLC	113,428	8,484,246
Auto Trader Group PLC (d)	82,820	479,721
Aviva PLC	369,261	1,765,942
BAE Systems PLC	316,437	1,850,641
Barclays PLC	1,535,588	2,943,757
Barratt Developments PLC	56,945	335,646
Berkeley Group Holdings PLC	5,014	222,163
BP PLC	1,872,550	11,827,809
British American Tobacco PLC	208,891	6,651,088
British Land Co. PLC REIT	275,478	1,870,725
BT Group PLC	718,631	2,179,206
Burberry Group PLC	67,548	1,493,035
Centrica PLC	830,993	1,427,718
Security Description	Shares	Value
CNH Industrial NV	85,268	$ 764,977
Compass Group PLC	208,530	4,382,132
Diageo PLC	225,351	8,021,845
Experian PLC	96,906	2,351,141
Fiat Chrysler Automobiles NV (a)	126,634	1,835,867
G4S PLC	149,637	375,343
GlaxoSmithKline PLC	437,080	8,300,988
Hammerson PLC REIT	192,821	808,930
HSBC Holdings PLC	1,877,406	15,467,792
Imperial Brands PLC	116,181	3,517,202
InterContinental Hotels Group PLC	17,126	924,160
ITV PLC	67,908	107,980
J Sainsbury PLC	254,722	859,697
John Wood Group PLC	34,631	223,265
Land Securities Group PLC REIT	128,313	1,314,546
Legal & General Group PLC	115,515	339,847
Lloyds Banking Group PLC	5,155,835	3,404,715
Marks & Spencer Group PLC	213,519	672,230
Micro Focus International PLC	30,722	541,134
National Grid PLC	461,709	4,493,744
Next PLC	21,631	1,099,490
Pearson PLC	114,793	1,371,944
Persimmon PLC	18,620	457,688
Prudential PLC	174,941	3,123,724
Randgold Resources, Ltd.	7,099	591,843
Reckitt Benckiser Group PLC	59,591	4,563,572
RELX PLC (b)	167,132	3,440,870
RELX PLC (b)	107,649	2,211,369
Rio Tinto PLC	113,987	5,414,984
Rio Tinto, Ltd.	35,571	1,965,044
Rolls-Royce Holdings PLC (a)	187,165	1,978,498
Royal Bank of Scotland Group PLC	280,787	774,941
RSA Insurance Group PLC	118,729	776,631
Sage Group PLC	230,800	1,767,796
Segro PLC REIT	117,714	882,432
Severn Trent PLC	75,495	1,745,611
Shire PLC	68,653	3,995,846
Smith & Nephew PLC	159,135	2,967,152
Smiths Group PLC	38,134	662,460
SSE PLC	171,060	2,356,177
Standard Chartered PLC	260,552	2,021,895
Standard Life Aberdeen PLC	289,758	947,499
Taylor Wimpey PLC	225,676	391,611
Tesco PLC	930,672	2,253,262
Unilever NV	161,160	8,736,188
Unilever PLC	131,532	6,882,523
United Utilities Group PLC	111,861	1,048,836
Vodafone Group PLC	2,629,529	5,120,571
Whitbread PLC	16,361	954,143

See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
WPP PLC	136,214	$ 1,468,700
		177,655,029
TOTAL COMMON STOCKS (Cost $1,775,629,502)		1,649,476,282

PREFERRED STOCKS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
CJ Corp. (g)	144	4,732
TOTAL PREFERRED STOCKS (Cost $4,714)		4,732
RIGHTS — 0.0% (f)
SPAIN — 0.0% (f)
Repsol SA (expiring 01/14/19) (a)	128,414	58,719
TOTAL RIGHTS (Cost $60,238)		58,719
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	21,074,809	21,074,809
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	10,554,892	10,554,892
TOTAL SHORT-TERM INVESTMENTS (Cost $31,629,701)		31,629,701
TOTAL INVESTMENTS — 101.5% (Cost $1,807,324,155)		1,681,169,434
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(25,145,188)
NET ASSETS — 100.0%		$ 1,656,024,246

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $4,732 representing 0.0% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,643,702,695	$5,773,587	$ 0(a)	$1,649,476,282
Preferred Stocks	—	4,732	—	4,732
Rights	58,719	—	—	58,719
Short-Term Investments	31,629,701	—	—	31,629,701
TOTAL INVESTMENTS	$1,675,391,115	$5,778,319	$ 0	$1,681,169,434
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2018.
See accompanying notes to schedule of investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	48,847	$ 48,847	$ 68,175,659	$ 47,149,697	$—	$—	21,074,809	$21,074,809	$22,457	$—
State Street Navigator Securities Lending Government Money Market Portfolio	24,362,815	24,362,815	79,347,994	93,155,917	—	—	10,554,892	10,554,892	74,088	—
Total		$24,411,662	$147,523,653	$140,305,614	$—	$—		$31,629,701	$96,545	$—
See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 2.3%
Alumina, Ltd.	76,392	$ 123,694
Amcor, Ltd.	6,587	61,444
AMP, Ltd. (a)	23,165	39,955
Australia & New Zealand Banking Group, Ltd.	5,182	89,233
BHP Group PLC	1,512	31,805
BHP Group, Ltd.	6,432	154,998
Boral, Ltd.	30,396	105,710
Brambles, Ltd.	15,453	110,421
Coca-Cola Amatil, Ltd.	7,560	43,589
Coles Group, Ltd. (b)	7,059	58,342
Commonwealth Bank of Australia (a)	1,709	87,095
CSL, Ltd.	2,948	384,279
Fortescue Metals Group, Ltd.	11,495	33,907
Iluka Resources, Ltd.	3,125	16,764
Insurance Australia Group, Ltd. (b)	34,472	169,878
Kidman Resources, Ltd. (a)(b)	8,645	6,634
LendLease Group	18,228	149,242
Macquarie Group, Ltd.	3,094	236,659
National Australia Bank, Ltd. (a)	6,923	117,312
Newcrest Mining, Ltd.	3,628	55,680
Origin Energy, Ltd. (b)	11,490	52,336
Orora, Ltd.	2,773	5,993
OZ Minerals, Ltd.	11,111	68,835
QBE Insurance Group, Ltd.	5,402	38,410
Santos, Ltd.	9,670	37,306
Scentre Group REIT	16,129	44,284
Shopping Centres Australasia Property Group REIT	179,334	321,940
Sonic Healthcare, Ltd.	8,573	133,442
South32, Ltd.	5,942	13,925
Suncorp Group, Ltd.	11,673	103,791
Sydney Airport	1,733	8,211
Transurban Group Stapled Security	14,332	117,545
Vicinity Centres REIT	59,972	109,773
Wesfarmers, Ltd.	7,059	160,118
Westpac Banking Corp.	7,803	137,552
Woodside Petroleum, Ltd.	3,320	73,204
Woolworths Group, Ltd.	2,666	55,217
		3,558,523
AUSTRIA — 0.1%
OMV AG	3,103	135,680
BELGIUM — 0.3%
Anheuser-Busch InBev SA	1,806	119,123
Solvay SA	1,050	104,811
UCB SA	2,729	222,432
		446,366
BRAZIL — 0.7%
Ambev SA ADR	23,503	92,132
Banco Bradesco SA Preference Shares ADR	20,862	206,325
Security Description	Shares	Value
Cia Energetica de Minas Gerais ADR (a)	3,776	$ 13,443
Cia Siderurgica Nacional SA ADR (a)(b)	11,542	25,277
Gerdau SA ADR (a)	10,429	39,213
Itau Unibanco Holding SA Preference Shares ADR	22,475	205,421
Petroleo Brasileiro SA Preference Shares ADR	15,301	177,339
Petroleo Brasileiro SA ADR	5,942	77,305
TIM Participacoes SA ADR (a)	3,973	60,946
Vale SA ADR (a)	18,031	237,829
		1,135,230
CANADA — 3.1%
Aphria, Inc. (a)(b)	2,075	11,926
Athabasca Oil Corp. (a)(b)	126,234	91,501
Aurora Cannabis, Inc. (a)(b)	3,729	18,511
Australis Capital, Inc. (b)	20,774	11,103
Ballard Power Systems, Inc. (b)	2,837	6,813
Bank of Montreal	1,691	110,426
Bank of Nova Scotia	2,137	106,474
Barrick Gold Corp. (a)	3,304	44,584
Baytex Energy Corp. (b)	16,061	28,340
Bonavista Energy Corp. (a)	21,138	18,572
Brookfield Asset Management, Inc. Class A	4,919	188,433
Calfrac Well Services, Ltd. (a)(b)	4,240	7,575
Cameco Corp.	4,402	49,892
Canadian Imperial Bank of Commerce (a)	769	57,250
Canadian National Railway Co.	3,337	247,038
Canadian Natural Resources, Ltd.	3,337	80,481
Canadian Pacific Railway, Ltd.	703	124,685
Canadian Tire Corp., Ltd. Class A (a)	813	84,967
CannTrust Holdings, Inc. (b)	3,622	17,423
Canopy Growth Corp. (a)(b)	550	14,743
Cardinal Energy, Ltd. (a)	4,412	7,171
Cenovus Energy, Inc.	4,225	29,697
Corby Spirit and Wine, Ltd.	1,186	16,108
Crew Energy, Inc. (b)	2,591	1,631
Cronos Group, Inc. (a)(b)	2,205	23,216
Enbridge, Inc.	3,775	117,219
Encana Corp. (a)	6,189	35,708
Enerplus Corp. (a)	4,869	37,860
First Majestic Silver Corp. (a)(b)	14,875	87,346
First Quantum Minerals, Ltd.	2,356	19,044
George Weston, Ltd.	368	24,263
Goldcorp, Inc. (a)	3,238	31,697
HEXO Corp. (a)(b)	3,778	13,029
IAMGOLD Corp. (b)	4,891	17,941
IGM Financial, Inc. (a)	1,297	29,467
Imperial Oil, Ltd.	2,422	61,339
Jamieson Wellness, Inc. (a)	851	13,290
Just Energy Group, Inc. (a)	29,606	97,762
Kinross Gold Corp. (b)	7,159	23,063

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Lithium Americas Corp. (b)	2,361	$ 7,451
Loblaw Cos., Ltd. (a)	2,712	121,343
Manulife Financial Corp.	8,681	123,115
National Bank of Canada (a)	4,576	187,791
NexGen Energy, Ltd. (b)	9,162	16,167
Nutrien, Ltd. (a)	2,705	126,991
Obsidian Energy, Ltd. (a)(b)	3,209	1,198
Onex Corp.	2,882	156,887
Osisko Mining, Inc. (a)(b)	12,047	27,079
Paramount Resources, Ltd. Class A (a)(b)	5,349	28,120
Pengrowth Energy Corp. (a)(b)	25,450	11,180
Premier Gold Mines, Ltd. (b)	11,706	13,799
ProMetic Life Sciences, Inc. (a)(b)	162,881	30,411
Rogers Communications, Inc. Class B	4,587	234,959
Royal Bank of Canada	4,017	274,820
Shaw Communications, Inc. Class B	3,059	55,343
SNC-Lavalin Group, Inc.	1,918	64,486
Sun Life Financial, Inc.	4,733	156,947
Suncor Energy, Inc.	6,740	188,165
Tamarack Valley Energy, Ltd. (b)	4,583	7,919
Teck Resources, Ltd. Class B	2,400	51,644
TELUS Corp.	6,476	214,555
Tervita Corp. (b)	2,837	13,045
Theratechnologies, Inc. (a)(b)	2,378	14,486
TMX Group, Ltd.	38	1,968
Toronto-Dominion Bank	6,575	326,680
TransAlta Corp.	7,509	30,733
TransCanada Corp. (a)	2,953	105,403
Trican Well Service, Ltd. (a)(b)	34,794	30,315
Trinidad Drilling, Ltd. (b)	1,662	2,032
Wheaton Precious Metals Corp. (a)	2,159	42,127
Yamana Gold, Inc.	6,607	15,528
		4,690,275
CHILE — 0.0% (c)
Enel Americas SA ADR	2,290	20,427
Enel Chile SA ADR	2,180	10,791
Liberty Latin America, Ltd. Class C (b)	569	8,290
Sociedad Quimica y Minera de Chile SA ADR (a)	283	10,839
		50,347
CHINA — 3.2%
21Vianet Group, Inc. ADR (b)	1,699	14,679
Agricultural Bank of China, Ltd. Class H	154,000	67,467
Alibaba Group Holding, Ltd. ADR (b)	4,259	583,781
Anton Oilfield Services Group (b)	232,000	23,113
Ascletis Pharma, Inc. (b)(d)	6,000	4,882
Baidu, Inc. ADR (b)	920	145,912
Bank of China, Ltd. Class H	307,000	132,535
Bank of Communications Co., Ltd. Class H	110,000	85,844
Security Description	Shares	Value
Baozun, Inc. ADR (a)(b)	3,556	$ 103,871
China Construction Bank Corp. Class H	319,000	263,207
China Life Insurance Co., Ltd. Class H	43,000	91,389
China Merchants Bank Co., Ltd. Class H	55,174	202,251
China Mobile, Ltd.	22,000	211,729
China Overseas Land & Investment, Ltd.	44,000	151,175
China Pacific Insurance Group Co., Ltd. Class H	8,800	28,493
China Petroleum & Chemical Corp. Class H	131,200	93,674
China Shenhua Energy Co., Ltd. Class H	21,500	47,123
China Telecom Corp., Ltd. Class H	132,000	67,438
China Unicom Hong Kong, Ltd.	44,000	46,982
Chlitina Holding, Ltd.	3,000	25,084
CITIC, Ltd.	44,000	69,012
CNOOC, Ltd.	66,000	102,001
COSCO SHIPPING Ports, Ltd.	43,898	43,173
CSPC Pharmaceutical Group, Ltd.	10,000	14,433
Ctrip.com International, Ltd. ADR (b)	1,287	34,826
Daqo New Energy Corp. ADR (b)	788	18,439
Health and Happiness H&H International Holdings, Ltd. (a)(b)	33,000	188,406
Hengan International Group Co., Ltd.	11,000	80,083
Huaneng Power International, Inc. Class H	88,000	55,974
Industrial & Commercial Bank of China, Ltd. Class H	242,000	172,783
JD.com, Inc. ADR (b)	2,207	46,192
JinkoSolar Holding Co., Ltd. ADR (a)(b)	1,673	16,546
Jumei International Holding, Ltd. ADR (b)	3,622	6,628
Momo, Inc. ADR (b)	473	11,234
NetEase, Inc. ADR	180	42,366
New Oriental Education & Technology Group, Inc. ADR (b)	370	20,280
On-Bright Electronics, Inc.	1,000	5,824
PetroChina Co., Ltd. Class H	88,000	54,850
Phoenix New Media, Ltd. ADR (b)	232	742
PICC Property & Casualty Co., Ltd. Class H	89,788	91,860
Ping An Insurance Group Co. of China, Ltd. Class H	22,000	194,307
Q Technology Group Co., Ltd. (a)	21,000	11,936
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	227,800	105,908
Shanghai Phoenix Enterprise Group Co., Ltd. Class B (b)	43,300	23,209
Shanghai Shibei Hi-Tech Co., Ltd. Class B	15,300	6,487

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sinosoft Technology Group, Ltd.	43,000	$ 11,204
Sohu.com, Ltd. ADR (a)(b)	1,319	22,977
TAL Education Group ADR (b)	920	24,546
Tencent Holdings, Ltd.	22,000	882,321
Vipshop Holdings, Ltd. ADR (b)	2,517	13,743
Yanzhou Coal Mining Co., Ltd. Class H	44,000	35,518
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a)(d)	4,200	14,001
Yum China Holdings, Inc.	2,290	76,784
YY, Inc. ADR (b)	156	9,338
		4,898,560
COLOMBIA — 0.0% (c)
Bancolombia SA ADR	480	18,288
DENMARK — 0.8%
AP Moller - Maersk A/S Class B	110	137,905
Bang & Olufsen A/S (b)	831	11,317
Danske Bank A/S	3,753	74,106
DSV A/S	5,693	374,304
Novo Nordisk A/S Class B	8,352	381,140
Zealand Pharma A/S (a)(b)	13,836	174,647
		1,153,419
FINLAND — 0.4%
Fortum Oyj	2,926	63,887
Metso Oyj	1,740	45,550
Nokia Oyj	18,137	104,288
Nordea Bank Abp	12,160	102,291
Sampo Oyj Class A	2,049	89,968
UPM-Kymmene Oyj	6,673	168,965
Valmet Oyj	329	6,751
Wartsila OYJ Abp	5,944	94,415
		676,115
FRANCE — 3.0%
Accor SA	3,657	155,138
Airbus SE	1,501	144,064
Alstom SA	2,707	109,143
AXA SA	7,053	152,045
BNP Paribas SA	3,742	168,861
Bouygues SA	2,144	76,812
Capgemini SE	2,641	262,054
Carrefour SA	4,611	78,592
Credit Agricole SA	7,660	82,574
Danone SA	2,188	153,849
Engie SA	3,598	51,516
EssilorLuxottica SA	1,360	171,715
Groupe Fnac SA (b)	2,172	141,775
Hermes International	23	12,747
Innate Pharma SA (a)(b)	3,147	26,747
Kering SA	461	216,910
LVMH Moet Hennessy Louis Vuitton SE	725	213,992
Orange SA	10,269	166,166
Pernod Ricard SA	986	161,520
Security Description	Shares	Value
Publicis Groupe SA	1,843	$ 105,510
Renault SA	2,487	155,086
Sanofi	3,282	283,862
Schneider Electric SE	2,378	162,343
Societe Generale SA	2,993	95,185
Sodexo SA	2,093	214,139
TOTAL SA (a)	6,121	323,132
Unibail-Rodamco-Westfield	4,750	35,781
Unibail-Rodamco-Westfield REIT	791	122,433
Vallourec SA (a)(b)	2,329	4,328
Veolia Environnement SA	6,311	129,535
Vinci SA	3,037	250,035
Vivendi SA	7,738	188,236
		4,615,825
GERMANY — 2.6%
adidas AG	1,806	376,570
AIXTRON SE (b)	1,440	13,841
Allianz SE	1,691	338,557
BASF SE	2,729	188,427
Bayer AG	3,497	242,094
Commerzbank AG (b)	3,037	20,077
CompuGroup Medical SE	5,552	256,663
Daimler AG	3,775	198,120
Deutsche Bank AG	5,398	42,991
Deutsche Boerse AG	1,297	155,606
Deutsche Lufthansa AG	7,988	179,890
Deutsche Post AG	6,476	177,007
Deutsche Telekom AG	10,692	181,138
E.ON SE	6,695	66,026
Elmos Semiconductor AG	715	15,824
Fresenius Medical Care AG & Co. KGaA	725	46,942
Merck KGaA	2,290	235,551
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	986	214,778
OSRAM Licht AG	24	1,040
Puma SE	40	19,525
RWE AG	2,246	48,693
Salzgitter AG	2,378	69,510
SAP SE	3,337	331,611
Siemens AG	2,650	294,998
ThyssenKrupp AG	4,181	71,597
Uniper SE	611	15,785
VERBIO Vereinigte BioEnergie AG	2,474	18,878
Volkswagen AG	791	125,779
Volkswagen AG Preference Shares	725	115,135
		4,062,653
HONG KONG — 1.4%
AIA Group, Ltd.	30,800	255,704
Bank of East Asia, Ltd.	31,260	99,417
China Resources Land, Ltd.	6,000	23,067
CK Asset Holdings, Ltd.	33,420	244,588
CK Hutchison Holdings, Ltd.	21,920	210,539

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Ground International Development, Ltd. (b)	195,000	$ 10,336
Hang Lung Properties, Ltd.	21,000	40,019
Henderson Land Development Co., Ltd.	22,646	112,806
Hong Kong Exchanges & Clearing, Ltd.	6,541	189,312
Link REIT	22,058	223,416
New World Development Co., Ltd.	64,533	85,392
Sands China, Ltd.	17,600	77,105
Shangri-La Asia, Ltd.	44,000	65,191
Sun Hung Kai Properties, Ltd.	22,253	317,195
Swire Pacific, Ltd. Class A	11,000	116,191
		2,070,278
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	4,047	44,389
Richter Gedeon Nyrt	4,115	79,623
		124,012
INDIA — 1.3%
Dewan Housing Finance Corp., Ltd.	3,130	11,181
Dr Reddy's Laboratories, Ltd. ADR	4,697	177,077
Equitas Holdings, Ltd. (b)	10,366	18,582
ICICI Bank, Ltd. ADR	16,115	165,823
Infosys, Ltd. ADR	41,000	390,320
Just Dial, Ltd. (b)	1,099	7,899
Larsen & Toubro, Ltd. GDR	6,889	140,880
Mahindra & Mahindra, Ltd. GDR	5,324	60,427
PC Jeweller, Ltd.	8,094	9,994
Reliance Industries, Ltd. GDR (d)	7,280	231,868
State Bank of India GDR (b)	3,066	130,612
Suven Life Sciences, Ltd.	79,267	257,222
Tata Motors, Ltd. ADR (a)(b)	4,377	53,312
Tejas Networks, Ltd. (b)(d)	48,888	145,267
Vedanta, Ltd. ADR (a)	6,845	78,991
Wipro, Ltd. ADR (a)	19,519	100,133
		1,979,588
INDONESIA — 0.5%
Astra International Tbk PT	111,800	63,947
Bank Central Asia Tbk PT	100,800	182,253
Bank Mandiri Persero Tbk PT	201,300	103,240
Bank Rakyat Indonesia Persero Tbk PT	590,300	150,243
Gudang Garam Tbk PT	11,000	63,969
Telekomunikasi Indonesia Persero Tbk PT	740,000	192,976
		756,628
IRELAND — 0.3%
Accenture PLC Class A	2,290	322,913
Cairn Homes PLC (b)	13,317	16,411
CRH PLC	3,678	97,124
Prothena Corp. PLC (a)(b)	1,186	12,216
		448,664
Security Description	Shares	Value
ISRAEL — 0.4%
Bank Hapoalim BM	15,292	$ 96,783
Bank Leumi Le-Israel BM	69,649	421,240
Teva Pharmaceutical Industries, Ltd. ADR (b)	2,619	40,385
		558,408
ITALY — 0.6%
Assicurazioni Generali SpA	6,343	105,865
Atlantia SpA	1,699	35,096
Enel SpA	27,948	161,149
Eni SpA	9,622	151,219
Ferrari NV	507	50,296
Intesa Sanpaolo SpA	50,422	111,810
Italgas SpA	3,166	18,082
Luxottica Group SpA	679	40,129
Mediaset SpA (a)(b)	24,795	77,777
Saipem SpA (b)	2,890	10,787
Snam SpA	15,826	69,091
Telecom Italia SpA/Milano (b)	117,816	65,091
UniCredit SpA	6,695	75,723
		972,115
JAPAN — 7.7%
Aisin Seiki Co., Ltd.	2,200	76,598
Asahi Group Holdings, Ltd.	2,200	85,602
Asahi Kasei Corp.	22,000	226,587
Astellas Pharma, Inc.	11,000	140,514
Bridgestone Corp.	2,200	84,940
Canon, Inc. (a)	2,200	60,176
Credit Saison Co., Ltd.	4,400	51,774
Daiichi Sankyo Co., Ltd.	6,600	211,207
Daikin Industries, Ltd.	2,200	234,508
Daiwa Securities Group, Inc.	22,000	111,609
Denso Corp.	4,400	196,228
Eisai Co., Ltd.	2,200	170,482
FUJIFILM Holdings Corp.	4,400	171,244
Fujitsu, Ltd.	2,200	137,296
Hitachi, Ltd.	4,400	117,725
Hokuhoku Financial Group, Inc.	4,400	49,689
Honda Motor Co., Ltd.	4,400	116,081
Hoya Corp.	4,400	265,287
Istyle, Inc.	500	3,732
ITOCHU Corp.	6,600	112,311
Japan Tobacco, Inc. (a)	4,400	104,932
JFE Holdings, Inc.	4,400	70,463
JSR Corp.	4,400	66,372
JXTG Holdings, Inc.	11,000	57,820
Kajima Corp.	11,000	148,184
Kamigumi Co., Ltd.	11,000	226,186
Kansai Electric Power Co., Inc.	4,400	66,171
KDDI Corp.	13,200	315,698
Kobe Steel, Ltd.	6,600	45,959
Komatsu, Ltd.	4,400	94,866
Konica Minolta, Inc.	11,000	99,558
Kyocera Corp.	4,400	220,892
Makita Corp.	4,400	156,606

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Marubeni Corp.	22,000	$ 154,881
Marui Group Co., Ltd.	8,900	173,027
Mebuki Financial Group, Inc.	23,800	63,342
Mitsubishi Chemical Holdings Corp.	11,000	83,476
Mitsubishi Corp.	4,400	121,114
Mitsubishi Electric Corp.	22,000	243,932
Mitsubishi UFJ Financial Group, Inc.	39,500	193,657
Mitsui & Co., Ltd.	4,400	67,796
Mizuho Financial Group, Inc.	81,300	126,194
MS&AD Insurance Group Holdings, Inc.	4,400	125,605
Murata Manufacturing Co., Ltd.	2,200	299,877
NEC Corp.	200	5,952
Nippon Steel & Sumitomo Metal Corp.	6,500	112,120
Nissan Motor Co., Ltd.	8,800	70,607
Nitto Denko Corp.	2,200	111,148
Nomura Holdings, Inc.	21,900	83,995
NTT Data Corp.	11,000	120,813
NTT DOCOMO, Inc.	4,400	99,157
Obayashi Corp.	22,000	199,316
ORIX Corp.	8,800	128,774
Osaka Gas Co., Ltd.	4,400	80,569
Panasonic Corp.	13,200	119,181
Resona Holdings, Inc.	13,200	63,609
Rohm Co., Ltd.	2,200	141,166
Secom Co., Ltd.	2,200	182,754
Seven & i Holdings Co., Ltd.	2,200	95,908
Shin-Etsu Chemical Co., Ltd.	2,200	171,163
SoftBank Group Corp.	4,400	292,959
Sompo Holdings, Inc.	4,400	149,668
Sony Corp.	6,600	320,390
Sosei Group Corp. (b)	600	4,370
Sumitomo Chemical Co., Ltd.	22,000	106,877
Sumitomo Corp.	4,400	62,622
Sumitomo Electric Industries, Ltd.	6,600	87,948
Sumitomo Mitsui Financial Group, Inc.	4,400	146,179
Sumitomo Mitsui Trust Holdings, Inc.	2,200	80,649
Suruga Bank, Ltd. (a)	1,800	6,661
T&D Holdings, Inc.	8,800	102,586
Takeda Pharmaceutical Co., Ltd. (a)	2,200	74,292
Tateru, Inc. (a)	4,500	12,592
TDK Corp.	2,200	154,801
Teijin, Ltd.	4,400	70,463
Terumo Corp.	4,400	249,607
Tokio Marine Holdings, Inc.	4,400	209,984
Tokyo Base Co., Ltd. (b)	1,900	9,213
Tokyo Electron, Ltd.	2,200	250,950
Tokyu Corp.	11,100	181,602
Toppan Printing Co., Ltd.	11,000	162,120
Toshiba Corp.	2,200	62,161
Toyota Motor Corp.	8,800	513,811
Toyota Tsusho Corp.	6,600	195,206
Security Description	Shares	Value
UNITED, Inc.	200	$ 2,694
UUUM, Inc. (b)	200	7,592
West Japan Railway Co.	2,200	155,623
W-Scope Corp. (a)	2,300	24,569
Yamada Denki Co., Ltd.	8,800	42,270
Yamaha Corp.	6,600	281,529
		11,758,418
LUXEMBOURG — 0.0% (c)
ArcelorMittal	2,518	52,215
MALAYSIA — 0.1%
CIMB Group Holdings Bhd	21,840	30,177
Hibiscus Petroleum Bhd (b)	120,600	24,514
Malayan Banking Bhd	13,760	31,632
Public Bank Bhd	9,200	55,122
Tenaga Nasional Bhd	10,600	34,885
		176,330
MEXICO — 0.3%
America Movil SAB de CV Series L	171,073	121,353
Cemex SAB de CV Series CPO (b)	87,656	42,239
Fomento Economico Mexicano SAB de CV	17,583	150,646
Grupo Financiero Banorte SAB de CV Series O	16,925	82,314
Grupo Mexico SAB de CV Class B	28,153	57,811
Grupo Televisa SAB Series CPO	14,956	37,470
Industrias Penoles SAB de CV	1,140	13,889
		505,722
NETHERLANDS — 1.5%
Akzo Nobel NV	1,622	130,535
ASML Holding NV	1,611	252,596
Heineken NV	1,187	104,754
ING Groep NV	12,139	130,580
Koninklijke Ahold Delhaize NV	6,580	166,046
Koninklijke DSM NV	2,165	176,808
Koninklijke KPN NV	2,263	6,623
Koninklijke Philips NV	5,272	186,405
Pharming Group NV (b)	11,324	9,806
Royal Dutch Shell PLC Class A	4,216	123,901
Royal Dutch Shell PLC Class B	22,076	657,914
Wolters Kluwer NV	6,673	394,075
		2,340,043
NORWAY — 0.3%
DNB ASA	8,286	132,197
Norsk Hydro ASA	25,473	115,346
Telenor ASA	6,784	131,227
Yara International ASA	1,414	54,459
		433,229
PERU — 0.0% (c)
Cia de Minas Buenaventura SAA ADR	554	8,986
PHILIPPINES — 0.0% (c)
PLDT, Inc. ADR	989	21,145

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
POLAND — 0.0% (c)
Polski Koncern Naftowy ORLEN SA	988	$ 28,443
Powszechna Kasa Oszczednosci Bank Polski SA	3,100	32,570
		61,013
RUSSIA — 0.2%
Gazprom PJSC ADR	1,479	6,537
LUKOIL PJSC ADR	297	21,188
MMC Norilsk Nickel PJSC ADR (a)	363	6,839
Mobile TeleSystems PJSC ADR	4,159	29,113
Sberbank of Russia PJSC ADR	8,506	93,226
Surgutneftegas PJSC ADR	815	4,474
Tatneft PJSC ADR	2,017	127,071
		288,448
SINGAPORE — 0.3%
CapitaLand, Ltd.	66,000	150,594
Singapore Exchange, Ltd.	44,000	230,814
Singapore Press Holdings, Ltd. (a)	44,000	75,862
Singapore Telecommunications, Ltd.	22,000	47,293
		504,563
SOUTH AFRICA — 0.8%
AngloGold Ashanti, Ltd.	1,939	24,499
Discovery, Ltd.	28,959	321,679
FirstRand, Ltd.	24,396	111,185
Gold Fields, Ltd.	4,697	16,111
Harmony Gold Mining Co., Ltd. (b)	4,455	7,804
Impala Platinum Holdings, Ltd. (b)	3,015	7,688
MTN Group, Ltd.	9,009	55,739
Naspers, Ltd. Class N	1,436	288,724
Nedbank Group, Ltd.	1,098	20,969
Old Mutual, Ltd.	31,802	47,437
Sanlam, Ltd.	22,587	125,300
Sasol, Ltd.	1,740	51,408
Standard Bank Group, Ltd.	5,837	72,556
		1,151,099
SOUTH KOREA — 1.7%
Advanced Process Systems Corp.	1,050	20,420
Ahnlab, Inc.	183	7,610
Ananti, Inc. (b)	1,114	18,720
Anterogen Co., Ltd. (b)	119	7,540
Aprogen pharmaceuticals, Inc. (b)	3,694	7,896
BH Co., Ltd. (b)	1,702	25,626
Binex Co., Ltd. (b)	1,727	14,178
Celltrion, Inc. (b)	199	39,682
CMG Pharmaceutical Co., Ltd. (b)	1,976	7,500
CrystalGenomics, Inc. (b)	711	11,024
Dae Hwa Pharmaceutical Co., Ltd.	681	12,084
DIO Corp. (b)	3,554	91,573
Dongsung Pharmaceutical Co., Ltd. (b)	639	8,562
E-MART, Inc.	43	7,033
Feelux Co., Ltd.	1,425	15,581
Gamevil, Inc. (b)	161	7,849
Security Description	Shares	Value
Genexine Co., Ltd. (b)	150	$ 9,760
Green Cross Cell Corp.	339	15,343
Green Cross LabCell Corp.	648	26,656
Hana Financial Group, Inc.	700	22,742
Hanall Biopharma Co., Ltd. (b)	424	13,756
Huons Co., Ltd.	198	12,706
Hyundai Construction Equipment Co., Ltd. (b)	8	306
Hyundai Electric & Energy System Co., Ltd. (b)	4	80
Hyundai Heavy Industries Co., Ltd. (b)	56	6,449
Hyundai Heavy Industries Holdings Co., Ltd. (b)	6	1,861
Hyundai Mobis Co., Ltd.	307	52,276
Hyundai Motor Co.	683	72,536
Hyundai Steel Co.	268	10,868
Inscobee, Inc. (b)	1,988	8,855
iNtRON Biotechnology, Inc. (b)	351	13,558
Jayjun Cosmetic Co., Ltd. (b)	5,299	51,765
Jenax, Inc. (b)	336	3,734
JW Holdings Corp.	8,496	54,366
JW Pharmaceutical Corp.	1,807	65,993
KB Financial Group, Inc. (b)	1,660	69,179
Kia Motors Corp.	486	14,678
Korea Electric Power Corp. ADR (b)	1,820	26,845
KT&G Corp. (b)	616	56,035
LG Chem, Ltd. Preference Shares	934	163,647
LG Electronics, Inc. (b)	210	11,725
LG Household & Health Care, Ltd.	93	91,766
Lotte Chemical Corp.	20	4,965
Naturecell Co., Ltd. (b)	1,170	12,478
NAVER Corp.	875	95,671
NHN Entertainment Corp. (b)	33	1,695
NUTRIBIOTECH Co., Ltd. (b)	1,617	23,767
PHARMA RESEARCH PRODUCTS Co., Ltd.	235	7,087
POSCO ADR	2,493	136,965
Prostemics Co., Ltd. (b)	4,772	23,180
Samsung C&T Corp.	267	25,245
Samsung Electronics Co., Ltd. GDR	748	648,516
Samsung Engineering Co., Ltd. (b)	581	9,164
Samsung Fire & Marine Insurance Co., Ltd.	152	36,645
Samsung Heavy Industries Co., Ltd. (b)	1,589	10,553
Samsung Securities Co., Ltd.	569	16,063
Sejong Telecom, Inc. (b)	22,337	9,449
Shinhan Financial Group Co., Ltd. (b)	1,660	58,914
SillaJen, Inc. (b)	131	8,629
SK Holdings Co., Ltd.	149	34,720
SK Hynix, Inc. (b)	2,562	138,915
SK Innovation Co., Ltd.	109	17,535
Telcon RF Pharmaceutical, Inc. (b)	1,873	13,899
Theragen Etex Co., Ltd. (b)	1,582	14,745
ViroMed Co., Ltd. (b)	60	13,658

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Whanin Pharmaceutical Co., Ltd.	1,231	$ 21,127
		2,563,948
SPAIN — 0.9%
Acciona SA	2,909	245,749
Acerinox SA (a)	6,672	66,066
ACS Actividades de Construccion y Servicios SA	5,352	206,977
Amadeus IT Group SA	2,216	154,121
Banco Bilbao Vizcaya Argentaria SA	19,869	105,287
Banco Santander SA	45,628	207,230
Iberdrola SA	18,488	148,322
Industria de Diseno Textil SA	4,422	112,979
Repsol SA (a)	3,481	56,029
Telefonica SA	16,013	134,342
		1,437,102
SWEDEN — 0.9%
Assa Abloy AB Class B	7,531	134,339
Atlas Copco AB Class B	7,009	152,831
Epiroc AB Class B (b)	7,009	62,359
Sandvik AB	6,520	92,919
Securitas AB Class B	10,137	162,645
Skandinaviska Enskilda Banken AB Class A	15,336	148,934
Skanska AB Class B	6,651	105,776
SKF AB Class B	4,733	71,776
Svenska Handelsbanken AB Class A	6,222	68,986
Tele2 AB Class B	4,653	59,279
Telefonaktiebolaget LM Ericsson Class B	12,414	109,104
Telia Co. AB	10,692	50,627
Volvo AB Class A	10,232	134,105
		1,353,680
SWITZERLAND — 2.8%
ABB, Ltd.	9,247	175,363
Adecco Group AG	1,784	83,119
Cie Financiere Richemont SA	2,509	160,344
Credit Suisse Group AG (b)	7,812	85,585
EDAG Engineering Group AG	1,045	18,946
Ferguson PLC	1,833	117,122
Garrett Motion, Inc. (a)(b)	458	5,652
Geberit AG	725	281,160
Givaudan SA	88	203,173
Glencore PLC (b)	12,146	45,069
Kuehne + Nagel International AG	856	109,714
LafargeHolcim, Ltd. (b)	1,710	70,253
Meyer Burger Technology AG (a)(b)	25,093	15,273
Nestle SA	8,966	725,793
Novartis AG	6,034	514,402
Roche Holding AG	2,246	554,551
SGS SA	88	197,281
Swatch Group AG	264	76,779
Swiss Re AG	2,159	197,372
TE Connectivity, Ltd.	4,565	345,251
Security Description	Shares	Value
TRANSOCEAN, Ltd. (b)	1,625	$ 11,638
UBS Group AG (b)	12,552	155,786
Zurich Insurance Group AG	439	130,524
		4,280,150
TAIWAN — 1.2%
AU Optronics Corp. ADR (a)	44,871	176,792
Career Technology MFG. Co., Ltd.	16,000	13,560
Chilisin Electronics Corp.	2,000	5,108
Chunghwa Telecom Co., Ltd. ADR (a)	6,012	215,170
Concraft Holding Co., Ltd.	4,000	12,805
Genius Electronic Optical Co., Ltd.	1,000	6,019
Global Unichip Corp.	1,000	6,702
Globalwafers Co., Ltd.	1,000	9,126
Hon Hai Precision Industry Co., Ltd. GDR	37,915	176,722
Pan Jit International, Inc. (b)	19,000	15,732
Taiwan Semiconductor Co., Ltd.	3,000	4,987
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,530	794,672
Taiwan Union Technology Corp.	2,000	5,843
United Microelectronics Corp. ADR (a)	88,671	158,721
United Renewable Energy Co., Ltd. (b)	547,690	139,520
Visual Photonics Epitaxy Co., Ltd.	4,000	8,407
Wafer Works Corp.	5,000	5,449
Win Semiconductors Corp.	2,000	7,678
		1,763,013
THAILAND — 0.2%
Bangkok Bank PCL	24,200	153,851
CP ALL PCL NVDR	15,900	33,573
Kasikornbank PCL NVDR	4,100	23,295
PTT PCL	44,000	62,162
Siam Commercial Bank PCL NVDR	6,200	25,421
		298,302
TURKEY — 0.0% (c)
Akbank T.A.S.	16,703	21,538
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	21,062	5,939
Turkiye Garanti Bankasi A/S	19,322	28,911
Turkiye Is Bankasi A/S Class C	17,511	14,911
		71,299
UNITED KINGDOM — 5.7%
3i Group PLC	41,006	403,910
Anglo American PLC (a)	5,093	113,370
AO World PLC (a)(b)	10,039	16,417
AstraZeneca PLC	4,039	302,111
BAE Systems PLC	20,368	119,120
Barclays PLC	55,660	106,701
BP PLC	47,420	299,525
British American Tobacco PLC	3,777	120,260
British Land Co. PLC REIT	14,605	99,180

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
BT Group PLC	47,524	$ 144,114
Burberry Group PLC	3,620	80,014
Capita PLC (b)	3,498	5,001
CNH Industrial NV	3,149	28,251
Cobham PLC (b)	103,935	129,353
Compass Group PLC	9,914	208,337
CYBG PLC	1,720	4,032
Diageo PLC	6,211	221,094
Experian PLC	8,486	205,888
Faroe Petroleum PLC (b)	10,665	19,967
Fiat Chrysler Automobiles NV (b)	3,904	56,598
Frontier Developments PLC (a)(b)	1,394	14,203
G4S PLC	14,237	35,711
GlaxoSmithKline PLC	14,281	271,224
Gulf Keystone Petroleum, Ltd. (b)	4,539	10,463
Hammerson PLC REIT	23,496	98,571
HSBC Holdings PLC	59,508	490,281
Hurricane Energy PLC (a)(b)	28,735	16,161
Imperial Brands PLC	2,290	69,326
Indivior PLC (b)	1,742	2,493
InterContinental Hotels Group PLC	4,589	247,634
iomart Group PLC	6,265	26,331
J Sainsbury PLC	16,836	56,822
Land Securities Group PLC REIT	9,441	96,721
Learning Technologies Group PLC	11,917	10,533
Liberty Global PLC Class A (b)	2,290	48,869
Liberty Global PLC Class C (b)	4,083	84,273
Linde PLC (e)	2,290	357,332
Linde PLC (e)	707	111,977
Lloyds Banking Group PLC	197,904	130,688
Marks & Spencer Group PLC (a)	23,245	73,183
Micro Focus International PLC ADR	1,253	21,564
National Grid PLC	4,332	42,163
Next PLC	1,647	83,716
nVent Electric PLC	263	5,907
On the Beach Group PLC (d)	2,883	12,337
Ophir Energy PLC (b)	52,940	24,070
Pearson PLC	2,729	32,616
Pentair PLC	263	9,936
Premier Oil PLC (b)	11,180	9,476
Prudential PLC	11,089	198,004
Quilter PLC (d)	11,424	17,215
Randgold Resources, Ltd.	677	56,441
Reckitt Benckiser Group PLC	1,829	140,068
RELX PLC (e)	7,113	146,441
RELX PLC (e)	12,011	246,735
Rio Tinto PLC	4,908	233,156
Rio Tinto, Ltd.	378	20,882
Rolls-Royce Holdings PLC (b)	7,228	76,406
RSA Insurance Group PLC	16,129	105,503
Sage Group PLC	38,853	297,592
Severn Trent PLC	5,708	131,981
Shire PLC ADR	172	29,935
Smith & Nephew PLC	10,358	193,130
Smiths Group PLC	7,977	138,576
Security Description	Shares	Value
Soco International PLC	22,934	$ 19,862
SSE PLC	4,501	61,997
Standard Chartered PLC	11,166	86,649
Standard Life Aberdeen PLC	33,600	109,871
TechnipFMC PLC	2,363	47,677
Tesco PLC	27,005	65,382
Tullow Oil PLC (b)	6,131	13,985
Unilever NV	4,585	248,544
Unilever PLC	3,497	182,983
United Utilities Group PLC	10,159	95,253
Vodafone Group PLC	75,586	147,191
Whitbread PLC	6,518	380,118
WPP PLC	7,866	84,814
		8,754,215
UNITED STATES — 53.6%
3M Co.	2,290	436,337
Abbott Laboratories	8,697	629,054
AbbVie, Inc.	2,246	207,059
Abeona Therapeutics, Inc. (a)(b)	920	6,569
Adobe, Inc. (b)	3,535	799,758
AdvanSix, Inc. (b)	158	3,846
Aflac, Inc.	9,129	415,917
Agenus, Inc. (a)(b)	8,483	20,190
Agilent Technologies, Inc.	4,565	307,955
AGNC Investment Corp. REIT	2,290	40,167
Alexion Pharmaceuticals, Inc. (b)	1,734	168,822
Allegion PLC	746	59,464
Allergan PLC	509	68,033
Allstate Corp.	4,565	377,206
Alphabet, Inc. Class A (b)	1,151	1,202,749
Alphabet, Inc. Class C (b)	1,151	1,191,987
Altra Industrial Motion Corp.	108	2,716
Altria Group, Inc.	4,565	225,465
Amazon.com, Inc. (b)	1,503	2,257,461
American Electric Power Co., Inc.	4,565	341,188
American Express Co.	4,721	450,006
American Tower Corp. REIT	2,290	362,255
Amgen, Inc.	3,907	760,576
Anadarko Petroleum Corp.	2,290	100,394
Annaly Capital Management, Inc. REIT	4,565	44,828
Anthem, Inc.	2,290	601,423
Apache Corp.	1,098	28,823
Apple, Inc.	16,342	2,577,787
Applied Materials, Inc.	9,571	313,355
Arbor Realty Trust, Inc. REIT	2,206	22,214
Archer-Daniels-Midland Co.	6,850	280,644
Armada Hoffler Properties, Inc. REIT	4,750	66,785
Arrowhead Pharmaceuticals, Inc. (a)(b)	1,358	16,866
AT&T, Inc.	26,250	749,175
Automatic Data Processing, Inc.	2,290	300,265
Avanos Medical, Inc. (b)	285	12,765
Baker Hughes a GE Co.	1,940	41,710
Bank of America Corp.	39,336	969,239

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Bank of New York Mellon Corp.	7,010	$ 329,961
Basic Energy Services, Inc. (b)	1,865	7,162
Baxter International, Inc.	4,466	293,952
Becton Dickinson and Co.	2,290	515,983
Bellicum Pharmaceuticals, Inc. (b)	2,757	8,050
Berkshire Hathaway, Inc. Class B (b)	2,657	542,506
Biogen, Inc. (b)	1,403	422,191
Bizlink Holding, Inc.	2,000	14,575
Boeing Co.	2,290	738,525
Booking Holdings, Inc. (b)	177	304,868
Brighthouse Financial, Inc. (b)	677	20,635
Bristol-Myers Squibb Co.	7,010	364,380
Broadcom, Inc.	1,709	434,565
C.H. Robinson Worldwide, Inc.	2,290	192,566
California Resources Corp. (a)(b)	151	2,573
Capital One Financial Corp.	2,290	173,101
Cara Therapeutics, Inc. (a)(b)	1,287	16,731
Carnival Corp.	2,290	112,897
Caterpillar, Inc.	2,290	290,990
Cato Corp. Class A	679	9,689
CBS Corp. Class B	4,071	177,984
CDK Global, Inc.	749	35,862
Celgene Corp. (b)	4,576	293,276
CenturyLink, Inc.	1,852	28,058
Charles Schwab Corp.	11,754	488,144
Charter Communications, Inc. Class A (b)	969	276,136
Chemours Co.	772	21,786
Chesapeake Energy Corp. (a)(b)	3,122	6,556
Chevron Corp.	5,864	637,945
Chubb, Ltd.	3,482	449,805
Church & Dwight Co., Inc.	7,064	464,529
Cigna Corp.	671	127,493
Cisco Systems, Inc.	22,979	995,680
Citigroup, Inc.	11,755	611,965
Citrix Systems, Inc.	2,290	234,633
Clorox Co.	2,290	352,981
Coca-Cola Co.	9,152	433,347
Cognizant Technology Solutions Corp. Class A	4,576	290,484
Colgate-Palmolive Co.	4,565	271,709
Comcast Corp. Class A	11,788	401,381
Community Healthcare Trust, Inc. REIT	2,946	84,933
Conagra Brands, Inc.	4,565	97,508
ConocoPhillips	4,565	284,628
Corning, Inc.	9,152	276,482
Costco Wholesale Corp.	2,290	466,496
Coty, Inc. Class A (a)(b)	1,209	7,931
CSX Corp.	5,996	372,531
Cummins, Inc.	2,290	306,036
CVS Health Corp.	7,454	488,386
Cymabay Therapeutics, Inc. (a)(b)	1,186	9,334
Danaher Corp.	4,721	486,830
Deere & Co.	2,290	341,599
Security Description	Shares	Value
Dell Technologies, Inc. Class C (b)	573	$ 27,989
Dermira, Inc. (a)(b)	1,699	12,216
Devon Energy Corp.	1,098	24,749
Discover Financial Services	4,565	269,244
Dollar Tree, Inc. (b)	3,081	278,276
DowDuPont, Inc.	13,039	697,326
Duke Energy Corp.	2,487	214,628
DXC Technology Co.	847	45,035
Easterly Government Properties, Inc. REIT	12,873	201,849
Eaton Corp. PLC	4,565	313,433
eBay, Inc. (b)	6,850	192,279
Ecolab, Inc.	2,290	337,431
Edison International	3,936	223,447
Eli Lilly & Co.	4,721	546,314
Emerson Electric Co.	4,565	272,759
Entercom Communications Corp. Class A (a)	2,670	15,246
EOG Resources, Inc.	4,736	413,027
Equity Residential REIT	2,290	151,163
Estee Lauder Cos., Inc. Class A	2,290	297,929
Exelon Corp.	4,565	205,881
Exxon Mobil Corp.	12,569	857,080
Facebook, Inc. Class (b)	6,281	823,376
Fastenal Co. (a)	2,290	119,744
FedEx Corp.	2,290	369,446
FirstEnergy Corp.	4,565	171,416
Ford Motor Co.	18,269	139,758
Fortive Corp.	2,231	150,949
Franklin Resources, Inc.	6,850	203,171
Freeport-McMoRan, Inc.	1,511	15,578
GCI Liberty, Inc. Class A (a)(b)	574	23,626
General Dynamics Corp.	2,290	360,011
General Electric Co.	10,802	81,771
General Mills, Inc.	2,290	89,173
General Motors Co.	4,565	152,699
Geron Corp. (a)(b)	5,703	5,703
Gilead Sciences, Inc.	6,056	378,803
Gladstone Commercial Corp. REIT	8,278	148,342
GNC Holdings, Inc. Class A (a)(b)	4,071	9,648
Gogo, Inc. (a)(b)	4,071	12,172
Goldman Sachs Group, Inc.	2,290	382,544
Halliburton Co.	4,565	121,338
HCP, Inc. REIT	6,850	191,320
Hershey Co.	2,290	245,442
Hess Corp.	2,290	92,745
Hewlett Packard Enterprise Co.	9,152	120,898
Home Depot, Inc.	4,762	818,207
Honeywell International, Inc.	4,721	623,739
HP, Inc.	9,152	187,250
Illinois Tool Works, Inc.	3,453	437,461
ImmunoGen, Inc. (b)	1,287	6,178
Ingersoll-Rand PLC	4,721	430,697
Intel Corp.	17,925	841,220
International Business Machines Corp.	3,687	419,101

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Intuit, Inc.	2,290	$ 450,786
Iron Mountain, Inc. REIT	49	1,588
J.M. Smucker Co.	2,290	214,092
Johnson & Johnson	6,959	898,059
Johnson Controls International PLC	6,053	179,471
JPMorgan Chase & Co.	12,098	1,181,007
Juniper Networks, Inc.	4,565	122,844
Kellogg Co.	2,290	130,553
Keysight Technologies, Inc. (b)	2,289	142,101
Kimberly-Clark Corp.	2,290	260,923
Kinder Morgan, Inc.	3,370	51,831
Kohl's Corp.	2,290	151,919
Kraft Heinz Co.	373	16,054
L Brands, Inc.	866	22,230
Lamb Weston Holdings, Inc.	1,516	111,517
Las Vegas Sands Corp.	2,290	119,194
Leidos Holdings, Inc.	573	30,209
Liberty Expedia Holdings, Inc. Class A (b)	390	15,253
Liberty TripAdvisor Holdings, Inc. Class A (b)	308	4,894
Lockheed Martin Corp.	1,842	482,309
LogMeIn, Inc.	393	32,057
Lowe's Cos., Inc.	6,850	632,666
LyondellBasell Industries NV Class A	2,290	190,436
Macy's, Inc.	4,057	120,817
Marathon Oil Corp.	6,850	98,229
Marathon Petroleum Corp.	4,580	270,266
Marsh & McLennan Cos., Inc.	4,565	364,059
Mastercard, Inc. Class A	1,222	230,530
Mattel, Inc. (a)(b)	458	4,575
McCormick & Co., Inc.	3,437	478,568
McDonald's Corp.	2,290	406,635
McKesson Corp.	1,734	191,555
Medifast, Inc.	172	21,503
Medtronic PLC	8,688	790,260
Merck & Co., Inc.	9,209	703,660
MetLife, Inc.	6,850	281,261
MGP Ingredients, Inc. (a)	172	9,813
Micron Technology, Inc. (b)	507	16,087
Microsoft Corp.	25,566	2,596,739
Mondelez International, Inc. Class A	2,290	91,669
Morgan Stanley	6,850	271,602
Mosaic Co.	2,290	66,891
National Oilwell Varco, Inc.	1,098	28,219
Nektar Therapeutics (b)	180	5,917
NetApp, Inc.	2,290	136,644
Netflix, Inc. (b)	877	234,738
Newmont Mining Corp.	2,290	79,348
News Corp. Class A	1,392	15,799
NexPoint Residential Trust, Inc. REIT	9,195	322,285
NextEra Energy, Inc.	2,290	398,048
NIKE, Inc. Class B	7,704	571,175
Security Description	Shares	Value
Noble Energy, Inc.	2,866	$ 53,766
Norfolk Southern Corp.	2,290	342,447
Northrop Grumman Corp.	1,551	379,840
Novavax, Inc. (a)(b)	6,803	12,518
NOW, Inc. (b)	570	6,635
NVIDIA Corp.	1,470	196,245
Occidental Petroleum Corp.	4,565	280,200
Oracle Corp.	16,053	724,793
O'Reilly Automotive, Inc. (b)	947	326,081
Paratek Pharmaceuticals, Inc. (a)(b)	1,699	8,716
Parker-Hannifin Corp.	2,290	341,531
PayPal Holdings, Inc. (b)	6,910	581,062
Penn Virginia Corp. (b)	172	9,298
PepsiCo, Inc.	4,721	521,576
Perrigo Co. PLC	41	1,589
Perspecta, Inc.	420	7,232
Pfizer, Inc.	23,225	1,013,771
PG&E Corp. (b)	2,290	54,387
Philip Morris International, Inc.	4,565	304,759
Phillips 66	1,118	96,316
Pioneer Natural Resources Co.	1,551	203,988
PNC Financial Services Group, Inc.	2,290	267,724
PPL Corp.	6,850	194,060
Procter & Gamble Co.	4,988	458,497
Progenics Pharmaceuticals, Inc. (b)	3,677	15,443
Prologis, Inc. REIT	7,010	411,627
Prudential Financial, Inc.	3,459	282,081
PTC Therapeutics, Inc. (b)	550	18,876
Public Service Enterprise Group, Inc.	4,565	237,608
Public Storage REIT	1,918	388,222
QUALCOMM, Inc. (a)	7,010	398,939
Qurate Retail, Inc. (b)	4,565	89,109
Raytheon Co.	2,290	351,171
REGENXBIO, Inc. (b)	172	7,215
Resideo Technologies, Inc. (b)	763	15,680
Retail Opportunity Investments Corp. REIT	18,794	298,449
Ross Stores, Inc.	4,183	348,026
salesforce.com, Inc. (b)	4,875	667,729
Sarepta Therapeutics, Inc. (a)(b)	172	18,770
Schlumberger, Ltd.	6,875	248,050
Seagate Technology PLC	2,290	88,371
Seres Therapeutics, Inc. (a)(b)	2,378	10,749
Simon Property Group, Inc. REIT	2,290	384,697
Southern Co.	2,290	100,577
Spirit MTA REIT	3,392	24,185
Starbucks Corp.	9,023	581,081
State Street Corp. (f)	2,290	144,430
Synchrony Financial	2,553	59,893
Sysco Corp.	4,565	286,043
Tabula Rasa HealthCare, Inc. (a)(b)	341	21,742
Tapestry, Inc.	2,290	77,287
Target Corp.	2,290	151,346
TechTarget, Inc. (b)	3,057	37,326
Tesla, Inc. (b)	341	113,485

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Texas Instruments, Inc.	6,910	$ 652,995
Thermo Fisher Scientific, Inc.	3,343	748,130
TJX Cos., Inc.	9,129	408,431
Travelers Cos., Inc.	2,290	274,227
Twenty-First Century Fox, Inc. Class A	9,695	466,523
Twitter, Inc. (b)	1,049	30,148
Tyson Foods, Inc. Class A	5,463	291,724
UMH Properties, Inc. REIT	13,057	154,595
Union Pacific Corp.	3,475	480,349
Unisys Corp. (a)(b)	1,186	13,793
United Financial Bancorp, Inc.	19,141	281,373
United Parcel Service, Inc. Class B	2,290	223,344
United Technologies Corp.	2,290	243,839
UnitedHealth Group, Inc.	4,663	1,161,647
Universal Corp.	172	9,314
US Bancorp	7,010	320,357
Valero Energy Corp.	4,565	342,238
Vanda Pharmaceuticals, Inc. (b)	737	19,258
Vector Group, Ltd. (a)	15,821	153,938
Verizon Communications, Inc.	7,894	443,801
Viacom, Inc. Class B	1,439	36,982
Visa, Inc. Class A	7,789	1,027,681
Walmart, Inc.	4,721	439,761
Walgreens Boots Alliance, Inc.	4,565	311,926
Walt Disney Co.	7,077	775,993
Waste Management, Inc.	4,565	406,239
Wells Fargo & Co.	18,099	834,002
Western Digital Corp.	2,837	104,884
Whitestone REIT	1,358	16,649
Williams Cos., Inc.	4,136	91,199
Yum! Brands, Inc.	2,290	210,497
ZIOPHARM Oncology, Inc. (a)(b)	6,277	11,738
Zoetis, Inc.	263	22,497
		82,374,423
TOTAL COMMON STOCKS (Cost $150,066,076)		152,548,317

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 01/14/19) (b)	3,007	1,375
TOTAL RIGHTS (Cost $1,411)		1,375
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (g) (h)	1,003,959	$ 1,003,959
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,822,213	1,822,213
TOTAL SHORT-TERM INVESTMENTS (Cost $2,826,172)		2,826,172
TOTAL INVESTMENTS — 101.2% (Cost $152,893,659)		155,375,864
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(1,780,049)
NET ASSETS — 100.0%		$ 153,595,815
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.3% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2018.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$152,486,155	$62,162	$—	$152,548,317
Rights	1,375	—	—	1,375
Short-Term Investments	2,826,172	—	—	2,826,172
TOTAL INVESTMENTS	$155,313,702	$62,162	$—	$155,375,864
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,348	$ 112,935	$ 60,632	$ —	$—	$(29,137)	2,290	$ 144,430	$ 1,076	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	293,349	293,349	3,440,521	2,729,911	—	—	1,003,959	1,003,959	1,734	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,503,297	1,503,297	3,562,427	3,243,511	—	—	1,822,213	1,822,213	7,514	—
Total		$1,909,581	$7,063,580	$5,973,422	$—	$(29,137)		$2,970,602	$10,324	$—
See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
ARGENTINA — 0.0% (a)
MercadoLibre, Inc.	132	$ 38,656
AUSTRALIA — 1.9%
AMP, Ltd. (b)	25,665	44,267
APA Group	2,087	12,489
Aristocrat Leisure, Ltd.	2,625	40,360
ASX, Ltd.	721	30,425
Australia & New Zealand Banking Group, Ltd.	11,452	197,201
Bank of Queensland, Ltd.	7,575	51,728
Bendigo & Adelaide Bank, Ltd.	4,136	31,418
Brambles, Ltd.	7,829	55,943
Challenger, Ltd.	2,759	18,433
Cochlear, Ltd.	172	21,017
Commonwealth Bank of Australia (b)	6,750	343,997
Computershare, Ltd.	2,955	35,761
Crown Resorts, Ltd.	3,426	28,605
CSL, Ltd.	1,555	202,698
Dexus REIT	3,573	26,713
Flight Centre Travel Group, Ltd.	391	11,814
Fortescue Metals Group, Ltd.	22	65
Goodman Group REIT	8,022	60,033
GPT Group REIT	3,947	14,838
Insurance Australia Group, Ltd. (c)	10,225	50,389
LendLease Group	2,332	19,093
Macquarie Group, Ltd.	1,532	117,182
Medibank Pvt, Ltd.	11,564	20,922
Mirvac Group REIT	21,758	34,311
National Australia Bank, Ltd. (b)	11,607	196,684
Newcrest Mining, Ltd.	2,534	38,890
QBE Insurance Group, Ltd.	6,714	47,739
Ramsay Health Care, Ltd.	453	18,411
REA Group, Ltd.	248	12,916
Scentre Group REIT	25,210	69,217
SEEK, Ltd.	2,095	24,955
Sonic Healthcare, Ltd.	2,691	41,887
Stockland REIT	20,925	51,854
Suncorp Group, Ltd.	7,968	70,848
Sydney Airport	12,884	61,043
Tabcorp Holdings, Ltd.	16,356	49,398
Telstra Corp., Ltd.	16,304	32,712
Treasury Wine Estates, Ltd.	3,566	37,155
Wesfarmers, Ltd.	1,023	23,205
Westpac Banking Corp.	12,389	218,395
Woolworths Group, Ltd. (b)	6,062	125,554
WorleyParsons, Ltd.	4,764	38,301
		2,628,866
AUSTRIA — 0.1%
ANDRITZ AG	353	16,190
Erste Group Bank AG (c)	853	28,327
Raiffeisen Bank International AG	1,019	25,860
		70,377
Security Description	Shares	Value
BELGIUM — 0.2%
Anheuser-Busch InBev SA	2,409	$ 158,897
Umicore SA	1,095	43,636
		202,533
BERMUDA — 0.1% (a)
Arch Capital Group, Ltd. (c)	1,100	29,392
Marvell Technology Group, Ltd.	3,417	55,321
		84,713
BRAZIL — 0.9%
Ambev SA	21,610	85,754
B3 SA - Brasil Bolsa Balcao	10,114	69,962
Banco Bradesco SA Preference Shares	13,265	132,282
Banco Bradesco SA (b)(c)	3,000	26,201
Banco do Brasil SA	3,659	43,890
Banco Santander Brasil SA	2,100	23,136
BB Seguridade Participacoes SA	2,500	17,797
BR Malls Participacoes SA	3,900	13,152
CCR SA	4,852	14,021
Cia Energetica de Minas Gerais Preference Shares	10,800	38,622
Cielo SA	1,522	3,491
Embraer SA	2,600	14,544
Fibria Celulose SA	1,119	19,517
Itau Unibanco Holding SA Preference Shares	19,407	177,759
Itausa - Investimentos Itau SA Preference Shares	11,246	35,052
Klabin SA	406	1,663
Kroton Educacional SA	5,700	13,045
Localiza Rent a Car SA	3,040	23,335
Lojas Americanas SA Preference Shares	3,000	15,249
Lojas Renner SA	2,500	27,349
Suzano Papel e Celulose SA	3,709	36,442
Telefonica Brasil SA Preference Shares	2,867	34,198
Ultrapar Participacoes SA	6,118	83,978
Vale SA	18,689	245,924
		1,196,363
CANADA — 3.2%
Agnico Eagle Mines, Ltd.	1,513	61,038
Alimentation Couche-Tard, Inc. Class B	1,822	90,593
Aurora Cannabis, Inc. (b)(c)	2,700	13,403
Bank of Montreal	2,486	162,342
Bank of Nova Scotia	5,167	257,442
Bausch Health Cos., Inc. (c)	700	12,941
BCE, Inc.	2,172	85,764
BlackBerry, Ltd. (c)	3,434	24,414
Bombardier, Inc. Class B (b)(c)	12,253	18,212
Brookfield Asset Management, Inc. Class A	3,025	115,879
Cameco Corp.	2,510	28,448

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce	1,732	$ 128,943
Canadian National Railway Co.	2,614	193,514
Canadian Pacific Railway, Ltd.	427	75,733
Canadian Tire Corp., Ltd. Class A	260	27,173
Canopy Growth Corp. (b)(c)	700	18,763
CCL Industries, Inc. Class B	1,524	55,858
CGI Group, Inc. Class A (c)	623	38,088
Constellation Software, Inc.	55	35,190
Dollarama, Inc.	1,199	28,505
Enbridge, Inc. (d)	1,441	44,745
Enbridge, Inc. (d)	4,473	139,021
Fairfax Financial Holdings, Ltd.	132	58,083
First Quantum Minerals, Ltd.	10,892	88,042
Franco-Nevada Corp.	1,522	106,678
George Weston, Ltd.	937	61,778
Goldcorp, Inc.	4,107	40,204
Great-West Lifeco, Inc.	2,023	41,740
Hydro One, Ltd. (b)(e)	9,858	146,159
Intact Financial Corp.	400	29,050
Loblaw Cos., Ltd.	724	32,394
Lundin Mining Corp.	18,286	75,511
Magna International, Inc.	582	26,407
Manulife Financial Corp.	4,804	68,131
Metro, Inc.	1,199	41,558
National Bank of Canada (b)	800	32,831
Nutrien, Ltd.	1,699	79,763
Open Text Corp.	419	13,652
Pembina Pipeline Corp. (b)	5,357	158,890
Power Corp. of Canada	1,546	27,766
Power Financial Corp.	2,599	49,152
PrairieSky Royalty, Ltd.	12,776	165,289
Restaurant Brands International, Inc.	859	44,856
RioCan Real Estate Investment Trust	1,600	27,881
Rogers Communications, Inc. Class B	1,161	59,470
Royal Bank of Canada	5,568	380,930
Shaw Communications, Inc. Class B	1,206	21,819
Shopify, Inc. Class A (b)(c)	200	27,645
SNC-Lavalin Group, Inc.	1,596	53,660
Stars Group, Inc. (c)	900	14,853
Sun Life Financial, Inc.	1,286	42,644
TELUS Corp.	1,299	43,037
Thomson Reuters Corp.	1,048	50,589
Toronto-Dominion Bank	6,511	323,500
Turquoise Hill Resources, Ltd. (c)	31,476	51,853
Wheaton Precious Metals Corp. (b)	6,107	119,162
WSP Global, Inc.	700	30,069
		4,291,055
CHILE — 0.2%
Aguas Andinas SA Class A	101,463	55,808
Antofagasta PLC	15,246	152,076
Cencosud SA	796	1,441
SACI Falabella	5,103	37,424
Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,115	$ 43,869
		290,618
CHINA — 3.5%
51job, Inc. ADR (c)	200	12,488
AAC Technologies Holdings, Inc.	3,000	17,415
Agricultural Bank of China, Ltd. Class A (b)	28,200	14,777
Agricultural Bank of China, Ltd. Class H	169,000	74,038
Alibaba Group Holding, Ltd. ADR (c)	4,482	614,348
ANTA Sports Products, Ltd.	5,000	23,980
BAIC Motor Corp., Ltd. Class H (e)	25,500	13,451
Baidu, Inc. ADR (c)	913	144,802
Bank of Beijing Co., Ltd. Class A	14,700	12,003
Bank of China, Ltd. Class H	356,000	153,688
Bank of Communications Co., Ltd. Class A (b)	21,300	17,951
Bank of Communications Co., Ltd. Class H	48,000	37,459
Beijing Capital International Airport Co., Ltd. Class H	22,000	23,351
BOC Hong Kong Holdings, Ltd.	5,500	20,442
Brilliance China Automotive Holdings, Ltd.	18,000	13,403
BYD Co., Ltd. Class H	2,000	12,760
CGN Power Co., Ltd. Class H (e)	278,200	66,091
China Cinda Asset Management Co., Ltd. Class H	116,000	28,151
China CITIC Bank Corp., Ltd. Class H	68,000	41,342
China Conch Venture Holdings, Ltd.	8,500	25,296
China Construction Bank Corp. Class H	370,000	305,287
China Everbright Bank Co., Ltd. Class A	35,400	19,065
China Evergrande Group (b)	6,700	20,067
China Life Insurance Co., Ltd. Class H	34,000	72,261
China Mengniu Dairy Co., Ltd. (c)	7,000	21,815
China Merchants Bank Co., Ltd. Class H	15,000	54,985
China Minsheng Banking Corp., Ltd. Class A	30,700	25,604
China Minsheng Banking Corp., Ltd. Class H	48,000	33,106
China Mobile, Ltd.	20,000	192,481
China Molybdenum Co., Ltd. Class H	84,000	30,899
China Oilfield Services, Ltd. Class H	22,000	18,911
China Overseas Land & Investment, Ltd.	16,000	54,973
China Pacific Insurance Group Co., Ltd. Class H	12,000	38,854

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Reinsurance Group Corp. Class H	182,000	$ 37,193
China Resources Beer Holdings Co., Ltd.	10,000	34,933
China Resources Gas Group, Ltd.	34,000	134,622
China Telecom Corp., Ltd. Class H	78,000	39,850
China Tower Corp., Ltd. Class H (c)(e)	152,000	28,733
China Unicom Hong Kong, Ltd.	34,000	36,304
China Vanke Co., Ltd. Class H	6,696	22,749
China Yangtze Power Co., Ltd. Class A	14,700	33,977
Chongqing Rural Commercial Bank Co., Ltd. Class H	52,000	27,895
CITIC Securities Co., Ltd. Class H	8,500	14,656
Country Garden Holdings Co., Ltd. (b)	24,000	29,213
CSPC Pharmaceutical Group, Ltd.	18,000	25,979
Ctrip.com International, Ltd. ADR (c)	1,661	44,947
Dongfeng Motor Group Co., Ltd. Class H	14,000	12,696
ENN Energy Holdings, Ltd.	2,800	24,837
Fosun International, Ltd.	20,000	29,121
Geely Automobile Holdings, Ltd.	19,000	33,489
Guangzhou Automobile Group Co., Ltd. Class H	25,200	25,138
Huaneng Renewables Corp., Ltd. Class H	172,000	46,134
Huazhu Group, Ltd. ADR (b)	500	14,315
Industrial & Commercial Bank of China, Ltd. Class H	275,000	196,345
Industrial Bank Co., Ltd. Class A	8,300	18,049
JD.com, Inc. ADR (c)	2,202	46,088
Jiangsu Expressway Co., Ltd. Class H	16,000	22,316
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	900	12,408
Kweichow Moutai Co., Ltd. Class A	300	25,763
Lenovo Group, Ltd.	28,000	18,919
MMG, Ltd. (c)	64,000	27,548
NetEase, Inc. ADR	271	63,785
New Oriental Education & Technology Group, Inc. ADR (c)	604	33,105
People's Insurance Co. Group of China, Ltd. Class H	99,000	39,831
PICC Property & Casualty Co., Ltd. Class H	40,000	40,923
Ping An Insurance Group Co. of China, Ltd. Class H	17,000	150,147
Postal Savings Bank of China Co., Ltd. Class H (e)	63,000	33,233
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	3,500	10,282
Shanghai Pudong Development Bank Co., Ltd. Class A	8,600	12,267
Shenzhou International Group Holdings, Ltd.	2,000	22,671
Security Description	Shares	Value
Sunac China Holdings, Ltd. (b)	10,000	$ 32,570
Sunny Optical Technology Group Co., Ltd.	2,400	21,335
TAL Education Group ADR (c)	1,425	38,019
Tencent Holdings, Ltd.	19,484	781,416
Towngas China Co., Ltd. (c)	49,351	36,622
Vipshop Holdings, Ltd. ADR (c)	1,406	7,677
Want Want China Holdings, Ltd.	20,000	13,999
Wuliangye Yibin Co., Ltd. Class A	1,800	13,330
Yangzijiang Shipbuilding Holdings, Ltd.	21,800	19,993
Yum China Holdings, Inc.	1,409	47,244
Zhejiang Expressway Co., Ltd. Class H	36,000	31,221
ZTE Corp. Class H (b)(c)	4,600	8,696
		4,778,127
COLOMBIA — 0.2%
Bancolombia SA	2,200	20,594
Bancolombia SA Preference Shares	1,310	12,666
Ecopetrol SA	92,802	75,585
Grupo Aval Acciones y Valores SA Preference Shares	107,582	33,095
Grupo de Inversiones Suramericana SA Preference Shares	4,597	43,995
Grupo de Inversiones Suramericana SA	3,271	32,353
Interconexion Electrica SA ESP	17,646	75,963
		294,251
DENMARK — 0.5%
Carlsberg A/S Class B	199	21,113
Chr. Hansen Holding A/S	676	59,710
Coloplast A/S Class B	330	30,584
Danske Bank A/S	3,357	66,287
Genmab A/S (c)	203	33,196
ISS A/S	823	22,952
Novo Nordisk A/S Class B	6,332	288,958
Novozymes A/S Class B	2,056	91,620
Orsted A/S (e)	384	25,630
Pandora A/S	400	16,256
Vestas Wind Systems A/S	835	62,945
		719,251
FINLAND — 0.4%
Elisa Oyj	486	20,045
Kone Oyj Class B	1,918	91,298
Neste Oyj	1,154	88,861
Nokia Oyj (d)	2,481	14,266
Nokia Oyj (d)	14,583	84,420
Nokian Renkaat Oyj	492	15,084
Nordea Bank Abp	9,158	77,038
Orion Oyj Class B	420	14,538
Sampo Oyj Class A	2,845	124,919
Wartsila OYJ Abp	2,168	34,437
		564,906

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
FRANCE — 3.5%
Aeroports de Paris	266	$ 50,325
Airbus SE	2,399	230,253
Alstom SA	1,173	47,294
Amundi SA (e)	437	23,060
Atos SE	539	44,043
AXA SA	8,094	174,487
BNP Paribas SA	3,817	172,245
Bollore SA	11,632	46,540
Bureau Veritas SA	1,462	29,740
Capgemini SE	692	68,664
Carrefour SA	1,242	21,169
CNP Assurances	716	15,159
Covivio REIT	281	27,047
Credit Agricole SA	2,779	29,957
Danone SA	2,258	158,772
Dassault Aviation SA	29	40,113
Dassault Systemes SE	454	53,819
Edenred	1,216	44,635
Eiffage SA	370	30,860
EssilorLuxottica SA	888	112,120
Eurazeo SE	754	53,268
Eutelsat Communications SA	976	19,196
Gecina SA REIT	289	37,332
Getlink SE	3,007	40,321
Hermes International	119	65,950
ICADE REIT	497	37,782
Iliad SA	174	24,396
Ingenico Group SA	198	11,213
Kering SA	299	140,686
Klepierre SA REIT	1,571	48,417
Legrand SA	1,384	77,998
L'Oreal SA	1,234	283,822
LVMH Moet Hennessy Louis Vuitton SE	1,123	331,466
Natixis SA	4,070	19,164
Orange SA	7,114	115,114
Pernod Ricard SA	961	157,425
Peugeot SA	3,635	77,476
Publicis Groupe SA	430	24,617
Remy Cointreau SA	154	17,420
Renault SA	1,159	72,274
Rexel SA	2,364	25,132
Safran SA	1,466	176,635
Sanofi	4,041	349,509
Schneider Electric SE	2,897	197,775
SCOR SE	305	13,737
Societe BIC SA	207	21,096
Societe Generale SA	2,853	90,732
Sodexo SA	570	58,318
Teleperformance	223	35,587
Thales SA	558	65,063
Ubisoft Entertainment SA (c)	303	24,412
Unibail-Rodamco-Westfield	5,200	39,171
Unibail-Rodamco-Westfield REIT	650	100,609
Valeo SA	672	19,597
Security Description	Shares	Value
Vinci SA	3,025	$ 249,047
Vivendi SA	5,187	126,180
		4,668,239
GERMANY — 2.7%
1&1 Drillisch AG	263	13,379
adidas AG	620	129,276
Allianz SE	1,698	339,959
BASF SE	2,943	203,203
Bayer AG	2,780	192,457
Bayerische Motoren Werke AG	2,326	187,989
Beiersdorf AG	347	36,161
Brenntag AG	153	6,594
Continental AG	311	42,929
Daimler AG	4,915	257,949
Delivery Hero SE (c)(e)	565	20,991
Deutsche Bank AG	6,607	52,620
Deutsche Boerse AG	571	68,505
Deutsche Post AG	1,743	47,641
Deutsche Telekom AG	10,251	173,667
Deutsche Wohnen SE	804	36,764
Fraport AG Frankfurt Airport Services Worldwide	475	33,916
Fresenius Medical Care AG & Co. KGaA	905	58,597
Fresenius SE & Co. KGaA	1,562	75,674
Fuchs Petrolub SE Preference Shares	619	25,460
GEA Group AG	756	19,445
Henkel AG & Co. KGaA Preference Shares	1,072	116,909
HUGO BOSS AG	279	17,197
Infineon Technologies AG	4,467	88,673
Innogy SE (c)	2,237	94,924
KION Group AG	220	11,149
Merck KGaA	271	27,875
MTU Aero Engines AG	235	42,553
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	562	122,419
ProSiebenSat.1 Media SE	808	14,363
Puma SE	28	13,667
SAP SE	3,691	366,789
Sartorius AG Preference Shares	100	12,449
Siemens AG	3,025	336,743
Siemens Healthineers AG (c)(e)	533	22,267
Symrise AG	1,076	79,337
Telefonica Deutschland Holding AG	2,648	10,346
United Internet AG	478	20,873
Volkswagen AG Preference Shares	733	116,405
Vonovia SE	1,347	60,962
Wirecard AG	518	78,638
Zalando SE (c)(e)	545	13,980
		3,691,694
HONG KONG — 1.4%
AIA Group, Ltd.	44,600	370,273

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Bank of East Asia, Ltd.	3,174	$ 10,094
China Everbright, Ltd.	8,000	14,183
China Gas Holdings, Ltd.	12,400	44,188
China Resources Land, Ltd.	6,000	23,067
CK Asset Holdings, Ltd.	11,959	87,523
CK Hutchison Holdings, Ltd.	2,500	24,012
CK Infrastructure Holdings, Ltd.	4,000	30,296
Dairy Farm International Holdings, Ltd.	1,700	15,385
Galaxy Entertainment Group, Ltd.	8,000	50,886
Hanergy Thin Film Power Group, Ltd. (c)(f)	24,000	—
Hang Lung Properties, Ltd.	16,000	30,490
Hang Seng Bank, Ltd.	2,300	51,644
Henderson Land Development Co., Ltd.	8,393	41,808
Hong Kong & China Gas Co., Ltd.	45,822	94,812
Hong Kong Exchanges & Clearing, Ltd.	3,606	104,366
Hongkong Land Holdings, Ltd.	6,800	42,840
Hysan Development Co., Ltd.	4,000	19,031
Jardine Matheson Holdings, Ltd.	900	62,622
Jardine Strategic Holdings, Ltd.	1,100	40,381
Kerry Properties, Ltd.	7,000	23,916
Link REIT	10,000	101,286
Melco Resorts & Entertainment, Ltd. ADR	1,408	24,809
MTR Corp., Ltd.	7,932	41,740
Power Assets Holdings, Ltd.	25,000	174,025
Sands China, Ltd.	12,800	56,076
Shenzhen International Holdings, Ltd.	10,000	19,261
Sino Biopharmaceutical, Ltd.	25,500	16,806
Sino Land Co., Ltd.	9,216	15,797
Sun Hung Kai Properties, Ltd.	7,500	106,906
Swire Properties, Ltd.	6,800	23,885
Techtronic Industries Co., Ltd.	7,000	37,193
Wharf Holdings, Ltd.	9,000	23,450
Wharf Real Estate Investment Co., Ltd.	6,000	35,903
Wheelock & Co., Ltd.	5,000	28,578
		1,887,532
HUNGARY — 0.0% (a)
OTP Bank Nyrt	901	36,248
INDIA — 1.1%
Adani Ports & Special Economic Zone, Ltd.	4,510	25,045
Asian Paints, Ltd.	3,922	77,134
Avenue Supermarts, Ltd. (c)(e)	681	15,672
Axis Bank, Ltd. (c)	6,755	59,979
Bajaj Auto, Ltd.	566	22,053
Bharat Petroleum Corp., Ltd.	6,060	31,487
Bharti Airtel, Ltd.	7,658	34,278
Bharti Infratel, Ltd.	3,296	12,228
Dabur India, Ltd.	2,390	14,743
Eicher Motors, Ltd.	75	24,878
Security Description	Shares	Value
Godrej Consumer Products, Ltd.	1,166	$ 13,539
HCL Technologies, Ltd.	2,204	30,444
Hindustan Unilever, Ltd.	3,068	79,964
Housing Development Finance Corp., Ltd.	4,924	138,826
ICICI Bank, Ltd. ADR	4,501	46,315
Infosys, Ltd. ADR (b)	12,805	121,904
ITC, Ltd.	18,998	76,642
Larsen & Toubro, Ltd. GDR	3,395	69,428
Mahindra & Mahindra, Ltd. GDR	3,520	39,952
Maruti Suzuki India, Ltd.	592	63,304
Nestle India, Ltd.	191	30,326
Petronet LNG, Ltd.	6,126	19,668
Power Grid Corp. of India, Ltd.	5,314	15,120
Reliance Industries, Ltd.	9,926	159,415
State Bank of India GDR (c)	928	39,533
Sun Pharmaceutical Industries, Ltd.	3,254	20,065
Tata Consultancy Services, Ltd.	3,919	106,265
Tata Motors, Ltd. (c)	14,279	35,322
Tech Mahindra, Ltd.	3,037	31,457
Titan Co., Ltd.	572	7,628
United Spirits, Ltd. (c)	2,511	22,867
Wipro, Ltd. ADR	4,550	23,341
Yes Bank, Ltd.	7,417	19,314
		1,528,136
INDONESIA — 0.2%
Astra International Tbk PT	96,600	55,253
Bank Central Asia Tbk PT	36,500	65,995
Bank Mandiri Persero Tbk PT	26,500	13,591
Bank Rakyat Indonesia Persero Tbk PT	169,900	43,243
Gudang Garam Tbk PT	4,700	27,332
Hanjaya Mandala Sampoerna Tbk PT	77,800	20,072
Jasa Marga Persero Tbk PT	36,350	10,819
Telekomunikasi Indonesia Persero Tbk PT	204,200	53,251
Unilever Indonesia Tbk PT	10,500	33,150
		322,706
IRELAND — 0.4%
Accenture PLC Class A	2,402	338,706
AerCap Holdings NV (c)	882	34,927
AIB Group PLC	4,624	19,452
Alkermes PLC (c)	300	8,853
James Hardie Industries PLC	2,364	25,164
Kerry Group PLC Class A	537	53,100
Paddy Power Betfair PLC	286	23,425
		503,627
ISRAEL — 0.1%
Bank Hapoalim BM	5,611	35,512
Bank Leumi Le-Israel BM	3,721	22,505
Check Point Software Technologies, Ltd. (c)	428	43,934
Nice, Ltd. (c)	224	24,110

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Teva Pharmaceutical Industries, Ltd. ADR (c)	1,200	$ 18,504
Teva Pharmaceutical Industries, Ltd.	2,554	40,086
		184,651
ITALY — 0.6%
Assicurazioni Generali SpA	6,497	108,435
Atlantia SpA	4,132	85,354
Davide Campari-Milano SpA	1,899	16,032
Ferrari NV	742	73,608
Intesa Sanpaolo SpA	51,350	113,868
Leonardo SpA	1,721	15,105
Luxottica Group SpA	996	58,864
Mediobanca Banca di Credito Finanziario SpA	2,143	18,070
Moncler SpA	634	20,967
Poste Italiane SpA (e)	6,517	52,030
Snam SpA	11,347	49,538
Telecom Italia SpA	81,556	38,877
Terna Rete Elettrica Nazionale SpA	19,003	107,595
UniCredit SpA	5,679	64,231
		822,574
JAPAN — 7.6%
Alfresa Holdings Corp.	1,000	25,548
Amada Holdings Co., Ltd.	1,600	14,408
Asahi Group Holdings, Ltd.	1,300	50,583
Asahi Intecc Co., Ltd.	300	12,687
Asics Corp. (b)	900	11,525
Astellas Pharma, Inc.	7,400	94,528
Bandai Namco Holdings, Inc.	700	31,422
Bank of Kyoto, Ltd.	300	12,428
Canon, Inc. (b)	3,900	106,675
Casio Computer Co., Ltd. (b)	1,600	19,017
Central Japan Railway Co.	700	147,797
Chiba Bank, Ltd.	3,000	16,789
Chugai Pharmaceutical Co., Ltd.	600	34,890
Coca-Cola Bottlers Japan Holdings, Inc. (b)	600	17,965
Concordia Financial Group, Ltd.	5,600	21,539
CyberAgent, Inc.	300	11,607
Daifuku Co., Ltd.	400	18,302
Dai-ichi Life Holdings, Inc.	3,300	51,674
Daiichi Sankyo Co., Ltd.	2,300	73,603
Daikin Industries, Ltd.	1,200	127,913
Daito Trust Construction Co., Ltd.	200	27,371
Daiwa House Industry Co., Ltd.	2,600	82,895
Daiwa Securities Group, Inc.	7,200	36,527
Denso Corp.	2,000	89,195
Dentsu, Inc.	700	31,295
Don Quijote Holdings Co., Ltd.	400	24,864
East Japan Railway Co.	1,000	88,511
Eisai Co., Ltd.	900	69,743
FamilyMart UNY Holdings Co., Ltd. (b)	200	25,357
FANUC Corp.	700	106,357
Fast Retailing Co., Ltd.	200	102,757
Security Description	Shares	Value
FUJIFILM Holdings Corp.	1,400	$ 54,487
Fujitsu, Ltd.	300	18,722
Fukuoka Financial Group, Inc.	1,500	30,584
Hisamitsu Pharmaceutical Co., Inc.	200	11,065
Hitachi, Ltd.	2,600	69,565
Honda Motor Co., Ltd.	5,400	142,463
Hoshizaki Corp.	200	12,177
Hoya Corp.	1,400	84,410
IHI Corp.	500	13,809
Iida Group Holdings Co., Ltd.	800	13,861
Isetan Mitsukoshi Holdings, Ltd.	1,900	21,041
Isuzu Motors, Ltd.	3,100	43,753
ITOCHU Corp.	7,200	122,521
J Front Retailing Co., Ltd.	900	10,336
Japan Airport Terminal Co., Ltd.	500	17,363
Japan Post Bank Co., Ltd.	2,400	26,469
Japan Post Holdings Co., Ltd.	7,932	91,455
Japan Tobacco, Inc. (b)	4,500	107,317
JGC Corp.	1,400	19,740
Kajima Corp.	3,900	52,538
Kamigumi Co., Ltd.	700	14,394
Kansai Paint Co., Ltd.	4,200	80,926
Kao Corp.	1,600	118,912
KDDI Corp.	6,600	157,849
Keikyu Corp.	1,600	26,206
Keio Corp.	700	40,769
Keisei Electric Railway Co., Ltd.	1,000	31,354
Keyence Corp.	300	152,249
Kikkoman Corp.	400	21,547
Kirin Holdings Co., Ltd.	1,700	35,615
Koito Manufacturing Co., Ltd.	600	31,062
Komatsu, Ltd.	3,000	64,681
Konami Holdings Corp.	500	21,898
Kose Corp.	100	15,732
Kubota Corp.	3,600	51,236
Kyocera Corp.	1,200	60,243
Lawson, Inc.	700	44,342
M3, Inc.	1,300	17,465
Makita Corp.	800	28,474
Marubeni Corp.	40,300	283,714
Mebuki Financial Group, Inc.	6,200	16,501
Medipal Holdings Corp.	1,300	27,904
MISUMI Group, Inc. (b)	1,200	25,364
Mitsubishi Corp.	7,100	195,434
Mitsubishi Electric Corp.	7,000	77,615
Mitsubishi Estate Co., Ltd.	5,300	83,547
Mitsubishi Heavy Industries, Ltd.	1,000	36,057
Mitsubishi Motors Corp.	2,400	13,169
Mitsubishi UFJ Financial Group, Inc.	44,400	217,680
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	19,250
Mitsui & Co., Ltd.	29,500	454,539
Mitsui Fudosan Co., Ltd.	3,800	84,683
Mizuho Financial Group, Inc.	101,700	157,859
MonotaRO Co., Ltd. (b)	600	14,864

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
MS&AD Insurance Group Holdings, Inc.	1,800	$ 51,384
Murata Manufacturing Co., Ltd.	500	68,154
NEC Corp.	500	14,879
Nexon Co., Ltd. (c)	1,600	20,606
NGK Spark Plug Co., Ltd.	600	11,987
Nidec Corp.	900	102,333
Nikon Corp.	1,300	19,373
Nintendo Co., Ltd.	500	133,459
Nippon Paint Holdings Co., Ltd. (b)	1,600	54,833
Nippon Telegraph & Telephone Corp.	2,400	98,043
Nissan Chemical Corp.	900	47,250
Nissan Motor Co., Ltd.	6,300	50,548
Nitori Holdings Co., Ltd.	300	37,543
Nitto Denko Corp.	700	35,365
Nomura Holdings, Inc.	16,300	62,517
Nomura Research Institute, Ltd.	400	14,857
NTT Data Corp.	3,800	41,735
NTT DOCOMO, Inc.	5,100	114,932
Obayashi Corp.	5,200	47,111
Obic Co., Ltd.	200	15,476
Olympus Corp.	1,200	36,914
Omron Corp.	500	18,229
Ono Pharmaceutical Co., Ltd.	1,400	28,647
Oriental Land Co., Ltd.	900	90,685
ORIX Corp.	5,700	83,410
Otsuka Holdings Co., Ltd.	900	36,856
Panasonic Corp.	3,600	32,504
Park24 Co., Ltd.	600	13,196
Rakuten, Inc. (b)(c)	7,000	46,958
Recruit Holdings Co., Ltd.	4,400	106,777
Renesas Electronics Corp. (c)	3,500	15,950
Resona Holdings, Inc.	11,900	57,344
Ricoh Co., Ltd.	2,300	22,578
Rohm Co., Ltd.	400	25,666
Ryohin Keikaku Co., Ltd.	100	24,199
Sankyo Co., Ltd.	600	22,859
SBI Holdings, Inc.	1,700	33,453
Secom Co., Ltd.	1,100	91,377
Sekisui House, Ltd.	3,400	50,172
Seven & i Holdings Co., Ltd.	2,300	100,268
Seven Bank, Ltd.	7,700	22,037
Shimadzu Corp.	700	13,870
Shimano, Inc.	300	42,437
Shimizu Corp.	6,200	50,576
Shin-Etsu Chemical Co., Ltd.	1,400	108,922
Shinsei Bank, Ltd.	1,000	11,931
Shionogi & Co., Ltd.	800	45,726
Shiseido Co., Ltd.	1,500	94,226
Shizuoka Bank, Ltd.	3,800	29,821
SMC Corp.	200	60,593
SoftBank Group Corp.	3,100	206,403
Sohgo Security Services Co., Ltd.	300	14,055
Sompo Holdings, Inc.	1,500	51,023
Sony Corp.	4,700	228,157
Security Description	Shares	Value
Subaru Corp.	2,600	$ 55,927
Sumitomo Corp.	5,500	78,278
Sumitomo Dainippon Pharma Co., Ltd.	600	19,113
Sumitomo Metal Mining Co., Ltd.	1,700	45,671
Sumitomo Mitsui Financial Group, Inc.	5,600	186,046
Sumitomo Mitsui Trust Holdings, Inc.	1,200	43,990
Sumitomo Realty & Development Co., Ltd.	900	33,026
Suzuki Motor Corp.	1,100	55,815
Sysmex Corp.	500	24,044
T&D Holdings, Inc.	1,100	12,823
Taisei Corp.	1,400	60,037
Taisho Pharmaceutical Holdings Co., Ltd.	100	10,053
Takeda Pharmaceutical Co., Ltd. (b)	2,900	97,931
Terumo Corp.	1,100	62,402
Toho Gas Co., Ltd.	1,900	80,267
Tokio Marine Holdings, Inc.	2,700	128,854
Tokyo Century Corp.	400	17,609
Tokyo Electron, Ltd.	500	57,034
Tokyu Corp.	1,800	29,449
Toshiba Corp.	1,800	50,859
TOTO, Ltd.	800	27,781
Toyota Industries Corp.	800	37,114
Toyota Motor Corp.	8,600	502,134
Toyota Tsusho Corp.	2,400	70,984
Trend Micro, Inc. (c)	400	21,765
Unicharm Corp.	1,000	32,439
USS Co., Ltd.	1,000	16,853
Yahoo! Japan Corp.	12,800	31,966
Yakult Honsha Co., Ltd.	500	35,182
Yamaguchi Financial Group, Inc.	1,300	12,501
Yamaha Corp.	300	12,797
Yamato Holdings Co., Ltd.	600	16,537
Yaskawa Electric Corp.	500	12,295
Yokogawa Electric Corp.	800	13,861
ZOZO, Inc.	700	12,824
		10,239,047
LUXEMBOURG — 0.1%
Eurofins Scientific SE	31	11,553
Reinet Investments SCA	1,876	28,489
SES SA	1,537	29,360
Tenaris SA	2,504	27,021
		96,423
MACAU — 0.0% (a)
MGM China Holdings, Ltd. (b)	6,800	11,413
Wynn Macau, Ltd.	800	1,745
		13,158
MALAYSIA — 0.4%
AMMB Holdings Bhd	14,500	15,228
CIMB Group Holdings Bhd	28,615	39,538
Dialog Group Bhd	38,000	28,598

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Gamuda Bhd	28,400	$ 16,081
Genting Bhd	43,200	63,768
Genting Malaysia Bhd	32,600	23,824
Hong Leong Bank Bhd	3,100	15,303
IHH Healthcare Bhd	22,400	29,216
IOI Corp. Bhd	13,900	14,968
Malayan Banking Bhd	22,496	51,715
Maxis Bhd	9,400	12,169
Petronas Dagangan Bhd	4,200	26,933
PPB Group Bhd	7,000	29,778
Public Bank Bhd	12,800	76,692
RHB Capital Bhd	12,400	15,873
Westports Holdings Bhd	17,362	15,209
		474,893
MEXICO — 0.3%
America Movil SAB de CV Series L	105,362	74,740
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (b)	10,500	13,009
Coca-Cola Femsa SAB de CV Series L	5,286	31,981
Fibra Uno Administracion SA de CV REIT	31,971	35,455
Fomento Economico Mexicano SAB de CV	6,224	53,325
Fresnillo PLC	3,194	34,984
Grupo Aeroportuario del Pacifico SAB de CV Class B	2,883	23,399
Grupo Aeroportuario del Sureste SAB de CV Class B	1,841	27,691
Grupo Financiero Banorte SAB de CV Series O	11,062	53,800
Grupo Financiero Inbursa SAB de CV Series O	15,400	22,122
Grupo Televisa SAB Series CPO	6,700	16,786
Megacable Holdings SAB de CV (b)	2,900	12,979
Promotora y Operadora de Infraestructura SAB de CV	1,365	13,040
Wal-Mart de Mexico SAB de CV	21,015	53,322
		466,633
NETHERLANDS — 1.0%
ABN AMRO Group NV (e)	833	19,559
Aegon NV	3,341	15,579
Akzo Nobel NV	361	29,052
ASML Holding NV	1,478	231,742
Heineken NV	647	57,099
ING Groep NV	10,191	109,625
Koninklijke Ahold Delhaize NV	3,047	76,891
Koninklijke DSM NV	939	76,685
Koninklijke KPN NV	6,616	19,362
Koninklijke Philips NV	4,153	146,840
NN Group NV	1,396	55,535
NXP Semiconductors NV	1,138	83,393
Randstad NV	782	35,838
Royal Dutch Shell PLC Class B	10,657	317,602
Security Description	Shares	Value
Wolters Kluwer NV	1,431	$ 84,508
		1,359,310
NEW ZEALAND — 0.1%
Meridian Energy, Ltd.	43,118	98,448
NORWAY — 0.3%
DNB ASA	6,304	100,576
Gjensidige Forsikring ASA	3,550	55,428
Marine Harvest ASA	4,794	101,149
Orkla ASA	8,046	63,222
Schibsted ASA Class B	1,122	34,013
Telenor ASA	4,464	86,350
		440,738
PERU — 0.1%
Credicorp, Ltd.	100	22,167
Southern Copper Corp.	5,081	156,342
		178,509
PHILIPPINES — 0.0% (a)
SM Investments Corp.	1,970	34,372
SM Prime Holdings, Inc.	32,200	21,922
		56,294
POLAND — 0.1%
Bank Polska Kasa Opieki SA	1,303	37,806
CD Projekt SA (c)	401	15,541
LPP SA	12	25,075
Powszechna Kasa Oszczednosci Bank Polski SA	3,079	32,349
Powszechny Zaklad Ubezpieczen SA	4,327	50,564
Santander Bank Polska SA	170	16,209
		177,544
PORTUGAL — 0.1%
Galp Energia SGPS SA	4,488	70,775
QATAR — 0.2%
Barwa Real Estate Co.	7,274	79,727
Commercial Bank PQSC	2,309	24,978
Qatar National Bank QPSC	2,328	124,671
		229,376
ROMANIA — 0.0% (a)
NEPI Rockcastle PLC	3,361	26,402
RUSSIA — 0.3%
Magnit PJSC GDR	2,579	32,831
Mobile TeleSystems PJSC ADR	6,739	47,173
Moscow Exchange MICEX-RTS PJSC (c)	32,213	37,691
Polymetal International PLC	4,650	48,681
Sberbank of Russia PJSC ADR	16,261	178,220
VTB Bank PJSC GDR	12,230	13,551
X5 Retail Group NV GDR	1,110	27,506
		385,653
SINGAPORE — 0.5%
CapitaLand Commercial Trust REIT	12,000	15,407

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CapitaLand Mall Trust REIT	11,000	$ 18,239
City Developments, Ltd.	4,232	25,212
DBS Group Holdings, Ltd.	6,549	113,827
Genting Singapore, Ltd.	49,600	35,481
Jardine Cycle & Carriage, Ltd.	500	12,968
Oversea-Chinese Banking Corp., Ltd.	12,974	107,181
SATS, Ltd.	6,200	21,197
Singapore Press Holdings, Ltd.	17,100	29,483
Singapore Technologies Engineering, Ltd.	11,200	28,678
Singapore Telecommunications, Ltd.	38,929	83,684
Suntec Real Estate Investment Trust	12,700	16,585
United Overseas Bank, Ltd.	4,554	82,092
UOL Group, Ltd.	2,892	13,134
		603,168
SOUTH AFRICA — 0.8%
Absa Group, Ltd.	4,214	47,404
Aspen Pharmacare Holdings, Ltd.	883	8,276
Bid Corp., Ltd.	663	12,214
Discovery, Ltd.	967	10,741
FirstRand, Ltd.	16,482	75,117
Growthpoint Properties, Ltd. REIT	29,101	47,136
Investec PLC	5,640	31,685
Kumba Iron Ore, Ltd. (b)	1,957	38,507
Liberty Holdings, Ltd.	2,204	16,854
MMI Holdings, Ltd. (c)	2,290	2,727
Mr. Price Group, Ltd.	1,533	26,232
MTN Group, Ltd.	6,180	38,236
Naspers, Ltd. Class N	1,533	308,227
Nedbank Group, Ltd.	2,401	45,853
Old Mutual, Ltd.	23,714	35,373
Redefine Properties, Ltd. REIT	46,657	31,364
RMB Holdings, Ltd.	9,868	54,125
Sanlam, Ltd.	10,765	59,718
SPAR Group, Ltd.	1,589	22,921
Standard Bank Group, Ltd.	6,332	78,709
Truworths International, Ltd.	2,123	13,002
Vodacom Group, Ltd.	2,416	22,170
		1,026,591
SOUTH KOREA — 1.6%
Amorepacific Corp.	156	29,290
AMOREPACIFIC Group	130	8,470
BNK Financial Group, Inc.	3,243	21,304
Celltrion, Inc. (c)	318	63,412
CJ ENM Co., Ltd.	62	11,219
Coway Co., Ltd.	347	23,044
Daelim Industrial Co., Ltd.	556	51,075
Daewoo Engineering & Construction Co., Ltd. (c)	5,175	24,998
DGB Financial Group, Inc.	1,573	11,715
GS Engineering & Construction Corp.	831	32,583
GS Holdings Corp.	1,905	88,096
Hana Financial Group, Inc.	1,173	38,108
Security Description	Shares	Value
Hanwha Life Insurance Co., Ltd.	3,404	$ 12,874
Hotel Shilla Co., Ltd.	295	20,225
Hyundai Engineering & Construction Co., Ltd.	635	31,073
Hyundai Heavy Industries Co., Ltd. (c)	554	63,801
Hyundai Heavy Industries Holdings Co., Ltd. (c)	85	26,358
Hyundai Mobis Co., Ltd.	317	53,979
Hyundai Motor Co.	331	35,153
Hyundai Motor Co., Preference Shares	533	36,087
Industrial Bank of Korea (c)	2,210	27,828
Kakao Corp. (c)	209	19,293
Kangwon Land, Inc.	903	25,897
KB Financial Group, Inc. (c)	1,389	57,885
Kia Motors Corp.	624	18,846
Korea Gas Corp. (c)	492	21,253
KT&G Corp. (c)	571	51,942
LG Electronics, Inc. (c)	422	23,562
LG Household & Health Care, Ltd.	26	25,655
NAVER Corp.	540	59,043
NCSoft Corp.	63	26,339
Netmarble Corp. (e)	118	11,792
S-1 Corp.	161	14,501
Samsung Biologics Co., Ltd. (c)(e)	82	28,404
Samsung C&T Corp.	343	32,431
Samsung Electronics Co., Ltd. Preference Shares	3,250	92,479
Samsung Electronics Co., Ltd. (b)	16,472	571,309
Samsung Engineering Co., Ltd. (c)	1,131	17,840
Samsung Fire & Marine Insurance Co., Ltd.	84	20,251
Samsung Life Insurance Co., Ltd.	270	19,746
Samsung SDI Co., Ltd. (c)	183	35,918
Samsung SDS Co., Ltd.	201	36,749
Shinhan Financial Group Co., Ltd. (c)	1,445	51,283
SK Holdings Co., Ltd.	298	69,439
SK Hynix, Inc. (c)	2,101	113,919
SK Telecom Co., Ltd.	71	17,149
Woori Bank (c)	1,074	15,016
		2,188,633
SPAIN — 1.1%
Aena SME SA (e)	787	122,129
Amadeus IT Group SA	1,673	116,356
Banco Bilbao Vizcaya Argentaria SA	26,026	137,914
Banco de Sabadell SA	13,353	15,272
Banco Santander SA	55,849	253,651
CaixaBank SA	5,156	18,649
Enagas SA (b)	2,587	69,823
Ferrovial SA	4,672	94,505
Grifols SA (b)	1,304	34,136
Industria de Diseno Textil SA	5,399	137,941
Mapfre SA (b)	17,668	46,857

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Red Electrica Corp. SA	9,751	$ 217,308
Siemens Gamesa Renewable Energy SA (b)(c)	2,648	32,208
Telefonica SA	23,328	195,712
		1,492,461
SWEDEN — 0.9%
Alfa Laval AB	1,342	28,707
Assa Abloy AB Class B	5,243	93,525
Atlas Copco AB Class A	416	9,877
Atlas Copco AB Class B	3,009	65,611
Autoliv, Inc.	272	19,103
Boliden AB	6,349	137,480
Epiroc AB Class A (c)	416	3,934
Hennes & Mauritz AB Class B (b)	4,009	56,984
Hexagon AB Class B	863	39,715
ICA Gruppen AB (b)	728	26,013
Industrivarden AB Class C	3,540	71,552
Investor AB Class B	3,144	133,195
Kinnevik AB Class B	2,745	66,165
Sandvik AB	2,470	35,201
Securitas AB Class B	761	12,210
Skandinaviska Enskilda Banken AB Class A	2,307	22,404
Skanska AB Class B	1,830	29,104
Svenska Handelsbanken AB Class A	4,081	45,248
Swedbank AB Class A	1,724	38,453
Swedish Match AB	357	14,057
Tele2 AB Class B	979	12,472
Telefonaktiebolaget LM Ericsson Class B	11,590	101,862
Telia Co. AB	8,241	39,021
Volvo AB Class B	6,560	85,794
		1,187,687
SWITZERLAND — 2.7%
ABB, Ltd.	5,503	104,361
Adecco Group AG	910	42,398
Chocoladefabriken Lindt & Spruengli AG	7	43,315
Cie Financiere Richemont SA	1,872	119,635
Coca-Cola HBC AG (c)	433	13,522
Credit Suisse Group AG (c)	4,320	47,328
EMS-Chemie Holding AG	52	24,634
Ferguson PLC	1,073	68,561
Geberit AG	185	71,744
Givaudan SA	62	143,145
Kuehne + Nagel International AG	202	25,890
Lonza Group AG (c)	163	42,114
Nestle SA	10,168	823,094
Novartis AG	7,095	604,853
Roche Holding AG	2,375	586,402
Schindler Holding AG	114	22,516
SGS SA	20	44,837
Sika AG	959	121,213
Sonova Holding AG	87	14,173
STMicroelectronics NV	2,175	31,042
Security Description	Shares	Value
Swatch Group AG	109	$ 31,700
Swiss Life Holding AG (c)	43	16,514
Swiss Re AG	893	81,636
Swisscom AG	89	42,406
TE Connectivity, Ltd.	1,405	106,260
Temenos AG (c)	166	19,853
UBS Group AG (c)	11,924	147,992
Vifor Pharma AG	207	22,447
Zurich Insurance Group AG	561	166,798
		3,630,383
TAIWAN — 1.3%
Acer, Inc. (c)	13,000	8,226
Asustek Computer, Inc.	5,000	32,778
Catcher Technology Co., Ltd.	3,000	21,961
Cathay Financial Holding Co., Ltd.	52,000	79,513
Chailease Holding Co., Ltd.	6,240	19,672
Chang Hwa Commercial Bank, Ltd.	27,000	15,109
China Development Financial Holding Corp.	84,000	26,564
China Life Insurance Co., Ltd.	3,857	3,495
Chunghwa Telecom Co., Ltd.	19,000	69,851
CTBC Financial Holding Co., Ltd.	96,359	63,326
Delta Electronics, Inc.	6,000	25,279
Fubon Financial Holding Co., Ltd.	48,000	73,475
Hiwin Technologies Corp.	2,170	15,603
Hon Hai Precision Industry Co., Ltd.	48,656	112,075
Hua Nan Financial Holdings Co., Ltd.	24,000	13,664
MediaTek, Inc.	7,000	52,266
Mega Financial Holding Co., Ltd.	64,922	54,811
Novatek Microelectronics Corp.	4,000	18,479
President Chain Store Corp.	3,000	30,354
Ruentex Development Co., Ltd.	30,000	43,677
Ruentex Industries, Ltd.	8,400	21,480
Shin Kong Financial Holding Co., Ltd.	128,290	37,439
SinoPac Financial Holdings Co., Ltd.	110,160	36,915
Synnex Technology International Corp.	21,000	24,869
Taishin Financial Holding Co., Ltd.	133,675	56,754
Taiwan Business Bank	39,000	13,133
Taiwan Cooperative Financial Holding Co., Ltd.	38,110	21,884
Taiwan Mobile Co., Ltd.	7,000	24,254
Taiwan Semiconductor Manufacturing Co., Ltd.	89,000	652,943
Tatung Co., Ltd. (c)	13,000	10,954
Uni-President Enterprises Corp.	30,000	68,126
Yageo Corp.	1,198	12,433
Yuanta Financial Holding Co., Ltd.	68,573	34,468
		1,795,830
THAILAND — 0.3%
Airports of Thailand PCL	33,600	66,302

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Bangkok Bank PCL NVDR	5,000	$ 31,173
Bangkok Dusit Medical Services PCL NVDR	28,500	21,708
Bangkok Expressway & Metro PCL	85,000	25,322
BTS Group Holdings PCL NVDR	42,600	12,495
CP ALL PCL	15,964	33,708
Energy Absolute PCL NVDR	11,300	14,750
Kasikornbank PCL	6,100	34,565
Kasikornbank PCL NVDR	4,000	22,727
Krung Thai Bank PCL	73,200	43,165
Minor International PCL NVDR	16,800	17,543
Siam Commercial Bank PCL NVDR	6,000	24,601
Siam Commercial Bank PCL	6,800	27,881
		375,940
TURKEY — 0.1%
Akbank T.A.S.	24,172	31,170
TAV Havalimanlari Holding A/S	2,870	12,904
Turkiye Garanti Bankasi A/S	17,421	26,067
Turkiye Is Bankasi A/S Class C	30,252	25,760
		95,901
UNITED ARAB EMIRATES — 0.1%
Emirates Telecommunications Group Co. PJSC	14,509	67,071
NMC Health PLC	474	16,517
		83,588
UNITED KINGDOM — 5.3%
3i Group PLC	6,761	66,596
Ashtead Group PLC	1,697	35,380
AstraZeneca PLC	4,329	323,803
Auto Trader Group PLC (e)	2,755	15,958
Aviva PLC	22,407	107,159
BAE Systems PLC	9,251	54,103
Barclays PLC	59,394	113,860
Barratt Developments PLC	6,566	38,701
Berkeley Group Holdings PLC	656	29,066
British American Tobacco PLC ADR	8,123	258,799
British Land Co. PLC REIT	12,307	83,575
BT Group PLC	25,391	76,997
Bunzl PLC	2,133	64,356
Burberry Group PLC	1,872	41,377
CNH Industrial NV	3,422	30,700
Coca-Cola European Partners PLC (c)	400	18,340
Compass Group PLC	7,768	163,240
ConvaTec Group PLC (e)	9,183	16,251
Croda International PLC	664	39,620
DCC PLC	535	40,780
Diageo PLC	9,755	347,250
Direct Line Insurance Group PLC	4,513	18,318
Experian PLC	6,449	156,466
Fiat Chrysler Automobiles NV (c)	3,025	43,855
GlaxoSmithKline PLC	18,093	343,621
Security Description	Shares	Value
GVC Holdings PLC	2,968	$ 25,477
Hammerson PLC REIT	8,618	36,155
Hargreaves Lansdown PLC	561	13,211
HSBC Holdings PLC	72,336	595,970
Imperial Brands PLC	3,993	120,882
Informa PLC	5,566	44,674
Intertek Group PLC	717	43,832
ITV PLC	13,119	20,860
John Wood Group PLC	10,775	69,466
Johnson Matthey PLC	1,659	59,140
Kingfisher PLC	10,056	26,575
Land Securities Group PLC REIT	7,001	71,724
Legal & General Group PLC	36,571	107,592
Liberty Global PLC Class A (c)	1,713	36,555
Linde PLC	1,500	234,060
Lloyds Banking Group PLC	277,760	183,422
London Stock Exchange Group PLC	867	44,853
Marks & Spencer Group PLC	4,549	14,322
Meggitt PLC	5,800	34,792
Melrose Industries PLC	18,445	38,491
Merlin Entertainments PLC (e)	5,214	21,084
Micro Focus International PLC ADR (b)	1,936	33,319
National Grid PLC	10,664	103,791
Next PLC	597	30,345
Pearson PLC	4,570	54,618
Pentair PLC	33	1,247
Persimmon PLC	1,476	36,281
Prudential PLC	9,346	166,881
Randgold Resources, Ltd.	548	45,687
Reckitt Benckiser Group PLC	2,461	188,467
RELX PLC	5,443	112,059
RELX PLC	4,416	90,715
Rolls-Royce Holdings PLC (c)	7,727	81,681
Royal Bank of Scotland Group PLC	902	2,489
Royal Mail PLC	2,654	9,197
RSA Insurance Group PLC	6,094	39,862
Sage Group PLC	4,098	31,388
Schroders PLC	401	12,477
Segro PLC REIT	5,180	38,831
Severn Trent PLC	4,817	111,380
Shire PLC	3,123	181,770
Smith & Nephew PLC	3,573	66,620
Smiths Group PLC	1,397	24,269
St James's Place PLC	1,742	20,944
Standard Chartered PLC	12,601	97,784
Standard Life Aberdeen PLC	19,222	62,855
Taylor Wimpey PLC	19,409	33,680
TechnipFMC PLC	5,309	107,118
Tesco PLC	32,411	78,471
Unilever NV	5,260	285,135
Unilever PLC	3,811	199,414
United Utilities Group PLC	15,989	149,917
Vodafone Group PLC	101,490	197,635
Weir Group PLC	1,364	22,549
Whitbread PLC	884	51,553

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
WPP PLC	5,532	$ 59,648
		7,201,385
UNITED STATES — 53.2%
3M Co.	1,950	371,553
Abbott Laboratories	6,245	451,701
AbbVie, Inc.	5,030	463,716
ABIOMED, Inc. (c)	100	32,504
Activision Blizzard, Inc.	2,337	108,834
Acuity Brands, Inc.	200	22,990
Adobe, Inc. (c)	1,613	364,925
Advance Auto Parts, Inc.	221	34,799
Advanced Micro Devices, Inc. (b)(c)	3,497	64,555
Affiliated Managers Group, Inc.	100	9,744
Aflac, Inc.	3,691	168,162
Agilent Technologies, Inc.	1,330	89,722
AGNC Investment Corp. REIT	2,588	45,394
Akamai Technologies, Inc. (c)	643	39,274
Albemarle Corp. (b)	655	50,481
Alexandria Real Estate Equities, Inc. REIT	260	29,962
Alexion Pharmaceuticals, Inc. (c)	676	65,815
Align Technology, Inc. (c)	260	54,452
Alleghany Corp.	29	18,076
Allegion PLC	400	31,884
Allergan PLC	1,243	166,139
Alliance Data Systems Corp.	170	25,514
Allstate Corp.	1,362	112,542
Ally Financial, Inc.	1,869	42,352
Alphabet, Inc. Class A (c)	1,056	1,103,478
Alphabet, Inc. Class C (c)	984	1,019,040
Altice USA, Inc. Class A	505	8,349
Altria Group, Inc.	6,661	328,987
Amazon.com, Inc. (c)	1,374	2,063,707
AMERCO	100	32,811
American Express Co.	2,860	272,615
American International Group, Inc.	4,271	168,320
American Tower Corp. REIT	1,555	245,985
American Water Works Co., Inc.	3,993	362,445
Ameriprise Financial, Inc.	487	50,828
AmerisourceBergen Corp.	500	37,200
AMETEK, Inc.	476	32,225
Amgen, Inc.	2,239	435,866
Amphenol Corp. Class A	562	45,533
Analog Devices, Inc.	1,651	141,705
Annaly Capital Management, Inc. REIT	5,937	58,301
ANSYS, Inc. (c)	132	18,868
Anthem, Inc.	902	236,892
AO Smith Corp.	891	38,046
Aon PLC	866	125,882
Apple, Inc.	16,112	2,541,507
Applied Materials, Inc.	3,025	99,039
Aptiv PLC	951	58,553
Arista Networks, Inc. (c)	71	14,960
Arthur J Gallagher & Co.	300	22,110
Assurant, Inc.	200	17,888
Security Description	Shares	Value
AT&T, Inc.	25,130	$ 717,210
Athene Holding, Ltd. Class A (c)	500	19,915
Atmos Energy Corp.	3,490	323,593
Autodesk, Inc. (c)	770	99,030
Automatic Data Processing, Inc.	1,686	221,068
AutoZone, Inc. (c)	119	99,762
AvalonBay Communities, Inc. REIT	592	103,038
Avery Dennison Corp.	865	77,703
AXA Equitable Holdings, Inc.	1,300	21,619
Axalta Coating Systems, Ltd. (c)	2,544	59,580
Baker Hughes a GE Co.	8,120	174,580
Ball Corp.	1,514	69,614
Bank of America Corp.	32,065	790,082
Bank of New York Mellon Corp.	3,085	145,211
Baxter International, Inc.	1,492	98,203
BB&T Corp.	2,740	118,697
Becton Dickinson and Co.	970	218,560
Berkshire Hathaway, Inc. Class B (c)	4,109	838,976
Best Buy Co., Inc.	890	47,134
Biogen, Inc. (c)	642	193,191
BioMarin Pharmaceutical, Inc. (b)(c)	289	24,608
BlackRock, Inc.	389	152,807
Boeing Co.	1,930	622,425
Booking Holdings, Inc. (c)	187	322,093
BorgWarner, Inc.	683	23,727
Boston Properties, Inc. REIT	390	43,895
Boston Scientific Corp. (c)	4,940	174,580
Brighthouse Financial, Inc. (c)	699	21,306
Bristol-Myers Squibb Co.	5,500	285,890
Broadcom, Inc.	1,523	387,268
Broadridge Financial Solutions, Inc.	400	38,500
Brookfield Property REIT, Inc. Class A,	672	10,819
Brown-Forman Corp. Class B	1,184	56,335
Burlington Stores, Inc. (c)	100	16,267
C.H. Robinson Worldwide, Inc.	523	43,979
Cadence Design Systems, Inc. (c)	723	31,436
Capital One Financial Corp.	1,979	149,593
Cardinal Health, Inc.	1,183	52,762
CarMax, Inc. (b)(c)	510	31,992
Caterpillar, Inc.	1,982	251,853
Cboe Global Markets, Inc.	200	19,566
CBRE Group, Inc. Class A (c)	1,391	55,696
CBS Corp. Class B	600	26,232
CDW Corp.	300	24,315
Celgene Corp. (c)	2,024	129,718
Centene Corp. (c)	388	44,736
CenturyLink, Inc.	3,470	52,571
Cerner Corp. (c)	1,153	60,463
Charles Schwab Corp.	2,692	111,799
Charter Communications, Inc. Class A (c)	463	131,941
Chemours Co.	399	11,260
Cheniere Energy, Inc. (c)	3,870	229,065
Chevron Corp.	400	43,516

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (c)	102	$ 44,043
Chubb, Ltd.	1,711	221,027
Church & Dwight Co., Inc.	823	54,120
Cigna Corp.	1,390	263,947
Cincinnati Financial Corp.	254	19,665
Cintas Corp.	417	70,052
Cisco Systems, Inc.	16,454	712,952
CIT Group, Inc.	799	30,578
Citigroup, Inc.	8,890	462,813
Citizens Financial Group, Inc.	1,891	56,219
Citrix Systems, Inc.	444	45,492
Clorox Co.	385	59,344
CME Group, Inc.	1,104	207,684
Coca-Cola Co.	15,242	721,709
Cognex Corp. (b)	400	15,468
Cognizant Technology Solutions Corp. Class A	2,115	134,260
Colgate-Palmolive Co.	3,096	184,274
Comcast Corp. Class A	15,756	536,492
Comerica, Inc.	317	21,775
Conagra Brands, Inc.	1,300	27,768
Concho Resources, Inc. (c)	1,800	185,022
Consolidated Edison, Inc.	4,943	377,942
Constellation Brands, Inc. Class A	655	105,337
Cooper Cos., Inc.	70	17,815
Copart, Inc. (c)	1,100	52,558
Corning, Inc.	2,746	82,957
CoStar Group, Inc. (c)	165	55,661
Costco Wholesale Corp.	1,872	381,345
Coty, Inc. Class A (c)	2,725	17,876
Crown Castle International Corp. REIT	1,652	179,457
CSX Corp.	3,032	188,378
Cummins, Inc.	504	67,355
CVS Health Corp.	4,399	288,222
D.R. Horton, Inc.	786	27,243
Danaher Corp.	2,451	252,747
Darden Restaurants, Inc.	400	39,944
DaVita, Inc. (c)	256	13,174
Deere & Co.	1,011	150,811
Dell Technologies, Inc. Class C (c)	420	20,517
DENTSPLY SIRONA, Inc.	1,160	43,164
DexCom, Inc. (c)	300	35,940
Diamondback Energy, Inc.	1,473	136,547
Digital Realty Trust, Inc. REIT	455	48,480
Discover Financial Services	1,122	66,176
Discovery, Inc. Class A (c)	1,362	33,696
DISH Network Corp. Class A (c)	800	19,976
Dollar General Corp.	734	79,331
Dollar Tree, Inc. (c)	700	63,224
Domino's Pizza, Inc.	160	39,678
Dover Corp.	601	42,641
DowDuPont, Inc.	6,795	363,397
Duke Realty Corp. REIT	500	12,950
DXC Technology Co.	1,114	59,231
Eaton Corp. PLC	1,433	98,390
Security Description	Shares	Value
eBay, Inc. (c)	4,221	$ 118,483
Ecolab, Inc.	1,715	252,705
Edison International	2,794	158,615
Edwards Lifesciences Corp. (c)	678	103,849
Electronic Arts, Inc. (c)	951	75,043
Eli Lilly & Co.	3,260	377,247
Emerson Electric Co.	2,336	139,576
EOG Resources, Inc.	1,500	130,815
Equifax, Inc.	611	56,902
Equinix, Inc. REIT	191	67,339
Equity Residential REIT	1,540	101,655
Essex Property Trust, Inc. REIT	190	46,590
Estee Lauder Cos., Inc. Class A	953	123,985
Everest Re Group, Ltd.	131	28,527
Eversource Energy	6,913	449,622
Exelon Corp.	1,300	58,630
Expedia Group, Inc.	469	52,833
Expeditors International of Washington, Inc.	1,222	83,206
Extra Space Storage, Inc. REIT	223	20,177
F5 Networks, Inc. (c)	200	32,406
Facebook, Inc. Class (c)	8,059	1,056,454
Fastenal Co. (b)	1,122	58,669
FedEx Corp.	200	32,266
Fidelity National Financial, Inc.	1,524	47,915
Fidelity National Information Services, Inc.	1,450	148,698
Fifth Third Bancorp	2,360	55,531
First Data Corp. Class A (c)	2,220	37,540
First Republic Bank	31	2,694
Fiserv, Inc. (c)	1,509	110,896
FleetCor Technologies, Inc. (c)	334	62,030
FLIR Systems, Inc.	391	17,024
Flowserve Corp.	699	26,576
Fluor Corp.	1,029	33,134
FMC Corp.	1,100	81,356
Ford Motor Co.	11,202	85,695
Fortinet, Inc. (c)	323	22,749
Fortive Corp.	1,095	74,088
Franklin Resources, Inc. (b)	1,086	32,211
Freeport-McMoRan, Inc.	3,759	38,755
Garmin, Ltd.	558	35,333
Gartner, Inc. (b)(c)	200	25,568
General Dynamics Corp.	949	149,192
General Electric Co.	33,376	252,656
General Mills, Inc.	2,009	78,230
General Motors Co.	3,567	119,316
Genuine Parts Co.	391	37,544
Gilead Sciences, Inc.	4,549	284,540
Global Payments, Inc.	123	12,685
GoDaddy, Inc. Class A (c)	200	13,124
Goldman Sachs Group, Inc.	1,254	209,481
GrubHub, Inc. (b)(c)	400	30,724
H&R Block, Inc.	700	17,759
Halliburton Co.	7,666	203,762
Harley-Davidson, Inc.	865	29,514

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Harris Corp.	424	$ 57,092
Hartford Financial Services Group, Inc.	1,475	65,564
Hasbro, Inc.	524	42,575
HCA Healthcare, Inc.	799	99,436
HCP, Inc. REIT	800	22,344
HD Supply Holdings, Inc. (c)	775	29,078
Helmerich & Payne, Inc.	2,137	102,448
Henry Schein, Inc. (b)(c)	300	23,556
Hershey Co.	348	37,299
Hewlett Packard Enterprise Co.	6,082	80,343
Hilton Worldwide Holdings, Inc.	300	21,540
HollyFrontier Corp.	2,798	143,034
Hologic, Inc. (c)	712	29,263
Home Depot, Inc.	3,943	677,486
Honeywell International, Inc.	3,050	402,966
Host Hotels & Resorts, Inc. REIT	3,425	57,095
HP, Inc.	6,546	133,931
Humana, Inc.	396	113,446
Huntington Bancshares, Inc.	849	10,120
Huntington Ingalls Industries, Inc.	83	15,796
IAC/InterActiveCorp (c)	200	36,608
IDEXX Laboratories, Inc. (c)	260	48,365
IHS Markit, Ltd. (c)	2,118	101,600
Illinois Tool Works, Inc.	1,108	140,373
Illumina, Inc. (c)	458	137,368
Incyte Corp. (c)	320	20,349
Ingersoll-Rand PLC	872	79,553
Intel Corp.	16,182	759,421
Intercontinental Exchange, Inc.	1,558	117,364
International Business Machines Corp.	3,327	378,180
International Flavors & Fragrances, Inc. (d)	532	71,432
International Flavors & Fragrances, Inc. (d)	123	16,442
Interpublic Group of Cos., Inc.	1,031	21,270
Intuit, Inc.	867	170,669
Intuitive Surgical, Inc. (c)	420	201,146
Invesco, Ltd.	1,110	18,581
Invitation Homes, Inc. REIT	600	12,048
IPG Photonics Corp. (b)(c)	100	11,329
IQVIA Holdings, Inc. (c)	434	50,418
J.M. Smucker Co.	311	29,075
Jack Henry & Associates, Inc.	300	37,956
Jacobs Engineering Group, Inc.	1,297	75,823
Johnson & Johnson	9,353	1,207,005
Johnson Controls International PLC	2,860	84,799
Jones Lang LaSalle, Inc.	260	32,916
JPMorgan Chase & Co.	11,088	1,082,411
Juniper Networks, Inc.	786	21,151
Kellogg Co.	433	24,685
KeyCorp	1,944	28,732
Keysight Technologies, Inc. (c)	400	24,832
Kimberly-Clark Corp.	600	68,364
Kimco Realty Corp. REIT	1,786	26,165
Security Description	Shares	Value
Kinder Morgan, Inc.	6,494	$ 99,878
KLA-Tencor Corp.	460	41,165
Kohl's Corp.	300	19,902
Kraft Heinz Co.	2,453	105,577
Kroger Co.	1,100	30,250
L Brands, Inc. (b)	928	23,822
L3 Technologies, Inc.	292	50,709
Laboratory Corp. of America Holdings (c)	285	36,013
Lam Research Corp.	483	65,770
Lamb Weston Holdings, Inc.	400	29,424
Las Vegas Sands Corp.	1,986	103,371
Lear Corp.	100	12,286
Leidos Holdings, Inc.	524	27,625
Lennar Corp. Class A	781	30,576
Lennox International, Inc.	200	43,772
Liberty Media Corp.-Liberty Formula One Class C (b)(c)	1,099	33,739
Liberty Media Corp.-Liberty SiriusXM Class A (c)	1,000	36,800
Lincoln National Corp.	690	35,404
Live Nation Entertainment, Inc. (c)	300	14,775
LKQ Corp. (c)	1,258	29,852
Lockheed Martin Corp.	746	195,333
Loews Corp.	1,899	86,442
Lowe's Cos., Inc.	2,764	255,283
Lululemon Athletica, Inc. (c)	391	47,550
M&T Bank Corp.	437	62,548
Macerich Co. REIT	585	25,319
Macy's, Inc.	700	20,846
ManpowerGroup, Inc.	604	39,139
Marathon Petroleum Corp.	5,394	318,300
Markel Corp. (c)	38	39,446
Marriott International, Inc. Class A	256	27,791
Marsh & McLennan Cos., Inc.	2,110	168,272
Masco Corp.	1,686	49,299
Mastercard, Inc. Class A	3,211	605,755
Mattel, Inc. (b)(c)	1,500	14,985
Maxim Integrated Products, Inc.	750	38,138
McCormick & Co., Inc. (b)	538	74,911
McDonald's Corp.	2,795	496,308
McKesson Corp.	784	86,608
Medtronic PLC	4,944	449,706
Merck & Co., Inc.	9,245	706,410
MetLife, Inc.	3,693	151,635
Mettler-Toledo International, Inc. (c)	100	56,558
MGM Resorts International	1,958	47,501
Michael Kors Holdings, Ltd. (c)	734	27,833
Microchip Technology, Inc.	723	51,998
Micron Technology, Inc. (c)	3,859	122,446
Microsoft Corp.	24,579	2,496,489
Mid-America Apartment Communities, Inc. REIT	100	9,570
Middleby Corp. (b)(c)	200	20,546
Molson Coors Brewing Co. Class B	741	41,615

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Mondelez International, Inc. Class A	5,658	$ 226,490
Monster Beverage Corp. (c)	1,523	74,962
Moody's Corp.	507	71,000
Morgan Stanley	3,956	156,855
Mosaic Co.	400	11,684
Motorola Solutions, Inc.	390	44,866
MSCI, Inc.	400	58,972
Mylan NV (c)	1,686	46,196
Nasdaq, Inc.	51	4,160
National Oilwell Varco, Inc.	4,904	126,033
Nektar Therapeutics (c)	600	19,722
NetApp, Inc.	1,031	61,520
Netflix, Inc. (c)	1,472	393,996
Newell Brands, Inc. (b)	1,304	24,241
News Corp. Class A	2,188	24,834
Nielsen Holdings PLC	2,171	50,649
NIKE, Inc. Class B	4,908	363,879
Nordstrom, Inc.	200	9,322
Norfolk Southern Corp.	900	134,586
Northern Trust Corp.	350	29,257
Northrop Grumman Corp.	493	120,736
NVIDIA Corp.	2,040	272,340
NVR, Inc. (c)	10	24,370
Old Dominion Freight Line, Inc.	400	49,396
Omnicom Group, Inc.	442	32,372
ONEOK, Inc.	6,975	376,301
Oracle Corp.	10,580	477,687
O'Reilly Automotive, Inc. (c)	256	88,148
PACCAR, Inc.	1,186	67,768
Packaging Corp. of America	200	16,692
Palo Alto Networks, Inc. (c)	237	44,639
Parker-Hannifin Corp.	355	52,945
Paychex, Inc.	1,729	112,644
PayPal Holdings, Inc. (c)	3,724	313,151
People's United Financial, Inc.	999	14,416
PepsiCo, Inc.	4,825	533,066
Perrigo Co. PLC	393	15,229
Pfizer, Inc.	20,199	881,686
Philip Morris International, Inc.	5,383	359,369
Phillips 66	6,876	592,367
Pioneer Natural Resources Co.	833	109,556
PNC Financial Services Group, Inc.	1,772	207,165
Polaris Industries, Inc. (b)	287	22,007
PPG Industries, Inc.	1,405	143,633
Principal Financial Group, Inc.	1,288	56,891
Procter & Gamble Co.	8,777	806,782
Progressive Corp.	1,786	107,749
Prologis, Inc. REIT	2,466	144,804
Prudential Financial, Inc.	1,780	145,159
PTC, Inc. (c)	200	16,580
Public Storage REIT	561	113,552
PulteGroup, Inc.	786	20,428
PVH Corp.	239	22,215
Qorvo, Inc. (c)	304	18,462
QUALCOMM, Inc. (b)	5,224	297,298
Security Description	Shares	Value
Quest Diagnostics, Inc.	509	$ 42,384
Qurate Retail, Inc. (c)	2,086	40,719
Ralph Lauren Corp.	289	29,900
Raytheon Co.	969	148,596
Realty Income Corp. REIT	537	33,852
Red Hat, Inc. (c)	575	100,993
Regeneron Pharmaceuticals, Inc. (c)	155	57,893
Regions Financial Corp.	3,007	40,234
ResMed, Inc.	524	59,668
Robert Half International, Inc.	660	37,752
Rockwell Automation, Inc.	304	45,746
Rollins, Inc.	900	32,490
Roper Technologies, Inc.	361	96,214
Ross Stores, Inc.	1,138	94,682
Royal Caribbean Cruises, Ltd.	100	9,779
S&P Global, Inc.	933	158,554
Sabre Corp.	669	14,477
salesforce.com, Inc. (c)	2,185	299,279
SBA Communications Corp. REIT (c)	435	70,422
Schlumberger, Ltd.	10,916	393,849
Seagate Technology PLC	951	36,699
Sealed Air Corp.	1,617	56,336
SEI Investments Co.	400	18,480
Sempra Energy (b)	2,399	259,548
Sensata Technologies Holding PLC (c)	733	32,868
ServiceNow, Inc. (c)	412	73,357
Sherwin-Williams Co.	530	208,534
Signature Bank	100	10,281
Simon Property Group, Inc. REIT	1,119	187,981
Sirius XM Holdings, Inc. (b)	5,924	33,826
Skyworks Solutions, Inc.	345	23,122
SL Green Realty Corp. REIT	387	30,604
Snap-on, Inc.	339	49,253
Spirit AeroSystems Holdings, Inc. Class A	500	36,045
Splunk, Inc. (c)	471	49,384
Sprint Corp. (c)	730	4,249
Square, Inc. Class A (c)	999	56,034
SS&C Technologies Holdings, Inc.	500	22,555
Stanley Black & Decker, Inc.	572	68,491
Starbucks Corp.	4,991	321,420
State Street Corp. (g)	1,154	72,783
Stryker Corp.	1,222	191,548
SunTrust Banks, Inc.	1,709	86,202
SVB Financial Group (c)	200	37,984
Symantec Corp.	2,680	50,639
Synchrony Financial	2,282	53,536
Synopsys, Inc. (c)	355	29,905
Sysco Corp.	2,268	142,113
T Rowe Price Group, Inc.	827	76,349
Take-Two Interactive Software, Inc. (c)	300	30,882
Tapestry, Inc.	997	33,649
Target Corp.	1,686	111,428

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TD Ameritrade Holding Corp.	318	$ 15,569
Teleflex, Inc.	132	34,119
Tesla, Inc. (c)	453	150,758
Texas Instruments, Inc.	3,659	345,775
Textron, Inc.	718	33,021
Thermo Fisher Scientific, Inc.	1,522	340,608
Tiffany & Co.	543	43,717
TJX Cos., Inc.	4,347	194,485
T-Mobile US, Inc. (c)	737	46,881
Total System Services, Inc.	569	46,254
Tractor Supply Co.	424	35,379
TransDigm Group, Inc. (b)(c)	119	40,467
TransUnion	700	39,760
Travelers Cos., Inc.	1,130	135,318
Trimble, Inc. (c)	1,099	36,168
TripAdvisor, Inc. (c)	190	10,249
Twenty-First Century Fox, Inc. Class A	4,282	206,050
Twenty-First Century Fox, Inc. Class B	638	30,484
Twitter, Inc. (c)	2,395	68,832
UDR, Inc. REIT	500	19,810
Ulta Salon Cosmetics & Fragrance, Inc. (c)	172	42,112
Under Armour, Inc. Class A (c)	1,402	24,773
Under Armour, Inc. Class C (c)	0	—
Union Pacific Corp.	2,700	373,221
United Parcel Service, Inc. Class B	1,940	189,208
United Rentals, Inc. (c)	358	36,706
United Technologies Corp.	3,310	352,449
UnitedHealth Group, Inc.	3,317	826,331
Unum Group	700	20,566
US Bancorp	5,206	237,914
Vail Resorts, Inc.	200	42,164
Valero Energy Corp.	4,431	332,192
Varian Medical Systems, Inc. (c)	224	25,381
Veeva Systems, Inc. Class A (c)	473	42,248
Ventas, Inc. REIT	814	47,692
VEREIT, Inc.	2,028	14,500
VeriSign, Inc. (c)	200	29,658
Verisk Analytics, Inc. (c)	826	90,067
Verizon Communications, Inc.	14,038	789,216
Vertex Pharmaceuticals, Inc. (c)	766	126,934
VF Corp.	1,240	88,462
Viacom, Inc. Class B	600	15,420
Visa, Inc. Class A	6,283	828,979
VMware, Inc. Class A	305	41,825
Voya Financial, Inc.	1,027	41,224
Vulcan Materials Co.	600	59,280
W.W. Grainger, Inc.	223	62,966
Wabtec Corp. (b)	429	30,137
Walmart, Inc.	4,941	460,254
Walgreens Boots Alliance, Inc.	3,349	228,837
Walt Disney Co.	5,367	588,492
Waters Corp. (c)	356	67,159
Wayfair, Inc. Class A (b)(c)	300	27,024
Security Description	Shares	Value
WellCare Health Plans, Inc. (c)	100	$ 23,609
Wells Fargo & Co.	15,374	708,434
Welltower, Inc. REIT	1,344	93,287
Western Digital Corp.	1,097	40,556
Western Union Co.	2,286	38,999
Weyerhaeuser Co. REIT	3,938	86,085
Whirlpool Corp.	104	11,114
Williams Cos., Inc.	5,800	127,890
Willis Towers Watson PLC	418	63,477
Workday, Inc. Class A (c)	255	40,718
Worldpay, Inc. Class A (c)(d)	170	12,993
Worldpay, Inc. Class A (d)	719	55,401
WP Carey, Inc. REIT	200	13,068
Wynn Resorts, Ltd.	388	38,377
Xerox Corp.	1,560	30,826
Xilinx, Inc.	1,131	96,327
XPO Logistics, Inc. (c)	300	17,112
Xylem, Inc.	1,517	101,214
Yum! Brands, Inc.	500	45,960
Zayo Group Holdings, Inc. (c)	800	18,272
Zimmer Biomet Holdings, Inc.	682	70,737
Zoetis, Inc.	1,496	127,968
		71,944,833
TOTAL COMMON STOCKS (Cost $125,538,880)		134,744,726

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	90,439	90,439
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	1,126,613	1,126,613
TOTAL SHORT-TERM INVESTMENTS (Cost $1,217,052)		1,217,052
TOTAL INVESTMENTS — 100.6% (Cost $126,755,932)		135,961,778
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(832,656)
NET ASSETS — 100.0%		$ 135,129,122

See accompanying notes to schedule of investments.

SPDR MSCI ACWI LOW CARBON TARGET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $0, representing 0.0% of the Fund's net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$134,573,670	$171,056	$ 0(a)	$134,744,726
Short-Term Investments	1,217,052	—	—	1,217,052
TOTAL INVESTMENTS	$135,790,722	$171,056	$ 0	$135,961,778
(a)	Fund held a Level 3 security that was valued at $0 at December 31, 2018.
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	1,224	$ 102,547	$ —	$ 5,206	$1,217	$(25,775)	1,154	$ 72,783	$ 542	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	258,097	258,097	2,349,786	2,517,444	—	—	90,439	90,439	1,637	—
State Street Navigator Securities Lending Government Money Market Portfolio	1,758,501	1,758,501	3,578,154	4,210,042	—	—	1,126,613	1,126,613	2,476	—
Total		$2,119,145	$5,927,940	$6,732,692	$1,217	$(25,775)		$1,289,835	$4,655	$—
See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 6.1%
Alumina, Ltd.	15,296	$ 24,767
Amcor, Ltd.	6,718	62,666
AMP, Ltd. (a)	18,502	31,912
APA Group	6,339	37,933
Aristocrat Leisure, Ltd.	3,372	51,846
ASX, Ltd.	1,198	50,553
Aurizon Holdings, Ltd.	11,052	33,301
AusNet Services	10,432	11,420
Australia & New Zealand Banking Group, Ltd.	16,643	286,590
Bank of Queensland, Ltd.	2,545	17,379
Bendigo & Adelaide Bank, Ltd.	3,049	23,161
BlueScope Steel, Ltd.	3,262	25,169
Boral, Ltd.	6,763	23,520
Brambles, Ltd.	9,041	64,603
Caltex Australia, Ltd.	1,643	29,472
Challenger, Ltd.	3,556	23,758
CIMIC Group, Ltd.	622	19,009
Coca-Cola Amatil, Ltd.	2,673	15,412
Cochlear, Ltd.	322	39,346
Commonwealth Bank of Australia (a)	10,290	524,405
Computershare, Ltd.	2,911	35,228
Crown Resorts, Ltd.	2,269	18,945
CSL, Ltd.	2,622	341,785
Dexus REIT	6,053	45,255
Domino's Pizza Enterprises, Ltd. (a)	391	11,190
Flight Centre Travel Group, Ltd.	334	10,092
Fortescue Metals Group, Ltd.	9,745	28,745
Goodman Group REIT	9,316	69,716
GPT Group REIT	11,260	42,330
Harvey Norman Holdings, Ltd. (a)	3,372	7,502
Incitec Pivot, Ltd.	10,552	24,366
Insurance Australia Group, Ltd. (b)	13,437	66,218
LendLease Group	3,441	28,173
Macquarie Group, Ltd.	1,869	142,959
Medibank Pvt, Ltd.	17,209	31,136
Mirvac Group REIT	23,170	36,538
National Australia Bank, Ltd. (a)	16,125	273,243
Newcrest Mining, Ltd.	4,453	68,341
Orica, Ltd.	2,339	28,405
QBE Insurance Group, Ltd.	7,600	54,039
Ramsay Health Care, Ltd. (a)	876	35,602
REA Group, Ltd.	322	16,770
Scentre Group REIT	30,889	84,809
SEEK, Ltd.	2,058	24,514
Sonic Healthcare, Ltd.	2,551	39,707
Stockland REIT	13,548	33,573
Suncorp Group, Ltd.	7,513	66,802
Sydney Airport	6,840	32,407
Tabcorp Holdings, Ltd.	9,593	28,972
Telstra Corp., Ltd.	24,212	48,579
TPG Telecom, Ltd.	2,232	10,119
Transurban Group Stapled Security	15,036	123,319
Security Description	Shares	Value
Treasury Wine Estates, Ltd.	4,180	$ 43,552
Vicinity Centres REIT	18,301	33,498
Wesfarmers, Ltd.	6,552	148,618
Westpac Banking Corp.	20,123	354,731
Woolworths Group, Ltd.	7,618	157,782
WorleyParsons, Ltd.	1,886	15,163
		4,058,945
AUSTRIA — 0.2%
ANDRITZ AG	460	21,097
Erste Group Bank AG (b)	1,746	57,982
Raiffeisen Bank International AG	737	18,704
Voestalpine AG	714	21,303
		119,086
BELGIUM — 1.0%
Ageas	1,100	49,418
Anheuser-Busch InBev SA	4,413	291,080
Colruyt SA	326	23,195
Groupe Bruxelles Lambert SA	506	44,007
KBC Group NV	1,459	94,534
Proximus SADP	945	25,516
Solvay SA	460	45,917
Telenet Group Holding NV	322	14,945
UCB SA	716	58,359
Umicore SA	1,198	47,741
		694,712
CHILE — 0.0% (c)
Antofagasta PLC	2,450	24,438
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	21,500	79,911
Minth Group, Ltd.	4,000	12,900
Yangzijiang Shipbuilding Holdings, Ltd.	16,100	14,765
		107,576
DENMARK — 1.9%
AP Moller - Maersk A/S Class A	18	21,232
AP Moller - Maersk A/S Class B	38	47,640
Carlsberg A/S Class B	620	65,780
Chr. Hansen Holding A/S	558	49,287
Coloplast A/S Class B	675	62,558
Danske Bank A/S	4,318	85,263
DSV A/S	1,101	72,389
Genmab A/S (b)	345	56,417
H Lundbeck A/S	344	15,039
ISS A/S	1,037	28,920
Novo Nordisk A/S Class B	10,587	483,133
Novozymes A/S Class B	1,316	58,644
Orsted A/S (d)	1,104	73,685
Pandora A/S	691	28,083
Tryg A/S	642	16,119
Vestas Wind Systems A/S	1,117	84,203
William Demant Holding A/S (a)(b)	592	16,768
		1,265,160

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
FINLAND — 1.4%
Elisa Oyj	876	$ 36,131
Fortum Oyj	2,515	54,913
Kone Oyj Class B	1,963	93,440
Metso Oyj	714	18,691
Neste Oyj	726	55,904
Nokia Oyj	32,638	187,670
Nokian Renkaat Oyj	714	21,891
Nordea Bank Abp	17,568	147,783
Orion Oyj Class B	645	22,326
Sampo Oyj Class A	2,554	112,142
Stora Enso Oyj Class R	3,441	39,670
UPM-Kymmene Oyj	3,096	78,393
Wartsila OYJ Abp	2,770	43,999
		912,953
FRANCE — 10.4%
Accor SA	1,093	46,368
Aeroports de Paris	184	34,811
Air Liquide SA	2,480	307,457
Airbus SE	3,422	328,440
Alstom SA	945	38,101
Amundi SA (d)	368	19,419
Arkema SA	414	35,476
Atos SE	560	45,759
AXA SA	11,208	241,617
BioMerieux	252	16,564
BNP Paribas SA	6,504	293,498
Bollore SA	5,558	22,238
Bouygues SA	1,314	47,076
Bureau Veritas SA	1,689	34,358
Capgemini SE	926	91,883
Carrefour SA	3,350	57,099
Casino Guichard Perrachon SA (a)	345	14,332
Cie de Saint-Gobain	2,868	95,619
Cie Generale des Etablissements Michelin SCA	991	98,219
CNP Assurances	1,060	22,441
Covivio REIT	209	20,117
Credit Agricole SA	6,616	71,320
Danone SA	3,601	253,205
Dassault Aviation SA	17	23,515
Dassault Systemes SE	755	89,501
Edenred	1,372	50,361
Eiffage SA	458	38,199
EssilorLuxottica SA	1,201	151,639
Eurazeo SE	283	19,993
Eutelsat Communications SA	1,083	21,300
Faurecia SA	461	17,428
Gecina SA REIT	282	36,428
Getlink SE	2,907	38,980
Hermes International	179	99,202
ICADE REIT	230	17,484
Iliad SA	161	22,573
Imerys SA	230	11,038
Ingenico Group SA	356	20,161
Ipsen SA	231	29,800
Security Description	Shares	Value
JCDecaux SA	460	$ 12,894
Kering SA	437	205,617
Klepierre SA REIT	1,195	36,829
Legrand SA	1,543	86,959
L'Oreal SA	1,461	336,032
LVMH Moet Hennessy Louis Vuitton SE	1,615	476,685
Natixis SA	5,869	27,635
Orange SA	11,521	186,425
Pernod Ricard SA	1,229	201,327
Peugeot SA	3,431	73,128
Publicis Groupe SA	1,251	71,618
Remy Cointreau SA	139	15,723
Renault SA	1,058	65,976
Rexel SA	1,919	20,401
Safran SA	1,966	236,879
Sanofi	6,543	565,909
Sartorius Stedim Biotech	162	16,176
Schneider Electric SE	3,218	219,689
SCOR SE	1,014	45,671
SEB SA	120	15,474
Societe BIC SA	184	18,752
Societe Generale SA	4,441	141,235
Sodexo SA	527	53,918
Suez	2,226	29,340
Teleperformance	350	55,854
Thales SA	617	71,943
Ubisoft Entertainment SA (b)	463	37,304
Unibail-Rodamco-Westfield	280	2,109
Unibail-Rodamco-Westfield REIT	780	120,730
Valeo SA	1,391	40,564
Veolia Environnement SA	3,177	65,209
Vinci SA	2,980	245,342
Vivendi SA	6,148	149,558
Wendel SA	184	22,023
		6,893,947
GERMANY — 9.4%
1&1 Drillisch AG	322	16,380
adidas AG	1,089	227,068
Allianz SE	2,496	499,727
Axel Springer SE	276	15,580
BASF SE	5,326	367,740
Bayer AG	5,480	379,376
Bayerische Motoren Werke AG	1,913	154,610
Bayerische Motoren Werke AG Preference Shares	345	24,491
Beiersdorf AG	571	59,504
Brenntag AG	968	41,718
Commerzbank AG (b)	5,847	38,654
Continental AG	634	87,514
Covestro AG (d)	1,126	55,581
Daimler AG	5,279	277,052
Delivery Hero SE (b)(d)	483	17,945
Deutsche Bank AG	11,382	90,650
Deutsche Boerse AG	1,111	133,291
Deutsche Lufthansa AG	1,505	33,893

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Deutsche Post AG	5,676	$ 155,140
Deutsche Telekom AG	19,277	326,581
Deutsche Wohnen SE	2,044	93,464
Evonik Industries AG	1,014	25,270
Fraport AG Frankfurt Airport Services Worldwide	253	18,064
Fresenius Medical Care AG & Co. KGaA	1,244	80,546
Fresenius SE & Co. KGaA	2,397	116,127
Fuchs Petrolub SE Preference Shares	437	17,974
GEA Group AG	879	22,609
Hannover Rueck SE	368	49,514
HeidelbergCement AG	876	53,455
Henkel AG & Co. KGaA Preference Shares	1,033	112,655
Henkel AG & Co. KGaA	588	57,639
HOCHTIEF AG	138	18,568
HUGO BOSS AG	414	25,518
Infineon Technologies AG	6,557	130,162
Innogy SE (d)(e)	46	2,142
Innogy SE (b)(e)	776	32,929
KION Group AG	415	21,030
Lanxess AG	507	23,299
Merck KGaA	749	77,043
METRO AG	1,106	16,936
MTU Aero Engines AG	318	57,582
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	863	187,985
OSRAM Licht AG	553	23,972
Porsche Automobil Holding SE Preference Shares	945	55,785
ProSiebenSat.1 Media SE	1,383	24,584
Puma SE	50	24,406
QIAGEN NV (b)	1,356	46,007
RWE AG	3,049	66,102
SAP SE	5,709	567,326
Sartorius AG Preference Shares	187	23,279
Siemens AG	4,442	494,483
Siemens Healthineers AG (b)(d)	788	32,920
Symrise AG	760	56,037
Telefonica Deutschland Holding AG	4,668	18,239
ThyssenKrupp AG	2,293	39,266
TUI AG	2,621	37,570
Uniper SE	1,057	27,308
United Internet AG	760	33,188
Volkswagen AG	191	30,371
Volkswagen AG Preference Shares	1,071	170,082
Vonovia SE	2,905	131,472
Wirecard AG	682	103,535
Zalando SE (b)(d)	529	13,570
		6,262,508
HONG KONG — 3.8%
AIA Group, Ltd.	70,200	582,807
ASM Pacific Technology, Ltd.	1,900	18,310
Security Description	Shares	Value
Bank of East Asia, Ltd.	7,382	$ 23,477
CK Asset Holdings, Ltd.	14,500	106,120
CK Hutchison Holdings, Ltd.	16,000	153,678
CK Infrastructure Holdings, Ltd.	3,500	26,509
CLP Holdings, Ltd.	9,500	107,384
Dairy Farm International Holdings, Ltd.	1,800	16,290
Galaxy Entertainment Group, Ltd.	14,000	89,050
Hang Lung Group, Ltd.	5,000	12,734
Hang Lung Properties, Ltd.	11,000	20,962
Hang Seng Bank, Ltd.	4,600	103,288
Henderson Land Development Co., Ltd.	7,500	37,359
HK Electric Investments & HK Electric Investments, Ltd.	15,000	15,135
HKT Trust & HKT, Ltd.	23,000	33,137
Hong Kong Exchanges & Clearing, Ltd.	6,844	198,082
Hongkong Land Holdings, Ltd.	6,900	43,470
Hysan Development Co., Ltd.	4,000	19,031
Jardine Matheson Holdings, Ltd.	1,300	90,454
Jardine Strategic Holdings, Ltd.	1,200	44,052
Kerry Properties, Ltd.	2,500	8,542
Link REIT	12,500	126,607
Melco Resorts & Entertainment, Ltd. ADR	1,175	20,704
MTR Corp., Ltd.	9,052	47,634
New World Development Co., Ltd.	35,389	46,828
NWS Holdings, Ltd.	7,530	15,446
PCCW, Ltd.	24,000	13,825
Power Assets Holdings, Ltd.	8,500	59,168
Sands China, Ltd.	14,000	61,333
Shangri-La Asia, Ltd.	8,000	11,853
Sino Land Co., Ltd.	17,344	29,729
SJM Holdings, Ltd.	14,000	13,053
Sun Hung Kai Properties, Ltd.	9,500	135,414
Swire Pacific, Ltd. Class A	2,500	26,407
Swire Properties, Ltd.	7,000	24,587
Techtronic Industries Co., Ltd.	8,000	42,507
WH Group, Ltd.	55,000	42,360
Wharf Holdings, Ltd.	7,000	18,239
Wharf Real Estate Investment Co., Ltd.	7,000	41,887
Wheelock & Co., Ltd.	4,000	22,863
Yue Yuen Industrial Holdings, Ltd.	3,500	11,198
		2,561,513
IRELAND — 0.7%
AerCap Holdings NV (b)	773	30,611
AIB Group PLC	4,959	20,861
Bank of Ireland Group PLC	5,735	31,862
CRH PLC	4,840	127,809
James Hardie Industries PLC	2,773	29,517
Kerry Group PLC Class A	920	90,972
Kingspan Group PLC (a)	900	38,458
Paddy Power Betfair PLC	506	41,445
Ryanair Holdings PLC ADR (a)(b)	147	10,487

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Smurfit Kappa Group PLC	1,184	$ 31,482
		453,504
ISRAEL — 0.6%
Azrieli Group, Ltd.	276	13,184
Bank Hapoalim BM	6,662	42,164
Bank Leumi Le-Israel BM	8,886	53,743
Bezeq The Israeli Telecommunication Corp., Ltd.	12,957	12,656
Check Point Software Technologies, Ltd. (b)	706	72,471
Elbit Systems, Ltd.	140	16,065
Israel Chemicals, Ltd.	3,187	18,081
Mizrahi Tefahot Bank, Ltd.	876	14,802
Nice, Ltd. (b)	368	39,609
Teva Pharmaceutical Industries, Ltd. ADR (b)	500	7,710
Teva Pharmaceutical Industries, Ltd.	5,236	82,182
Wix.com, Ltd. (a)(b)	300	27,102
		399,769
ITALY — 1.5%
Assicurazioni Generali SpA	6,793	113,375
Atlantia SpA	2,973	61,412
Davide Campari-Milano SpA	3,538	29,868
Ferrari NV	711	70,533
Intesa Sanpaolo SpA	87,629	194,316
Leonardo SpA	2,520	22,118
Luxottica Group SpA	1,060	62,647
Mediobanca Banca di Credito Finanziario SpA	3,533	29,790
Moncler SpA	940	31,087
Pirelli & C SpA (b)(d)	2,101	13,474
Poste Italiane SpA (d)	3,257	26,003
Prysmian SpA	1,403	27,057
Recordati SpA	646	22,368
Snam SpA	13,296	58,046
Telecom Italia SpA	37,683	17,963
Telecom Italia SpA/Milano (b)	63,303	34,974
Terna Rete Elettrica Nazionale SpA	8,217	46,525
UniCredit SpA	11,609	131,302
		992,858
JAPAN — 26.2%
ABC-Mart, Inc. (a)	200	11,083
Acom Co., Ltd.	2,400	7,853
Aeon Co., Ltd.	3,600	70,530
AEON Financial Service Co., Ltd.	500	8,905
Aeon Mall Co., Ltd.	600	9,565
AGC, Inc.	1,000	31,263
Air Water, Inc.	1,100	16,693
Aisin Seiki Co., Ltd.	900	31,336
Ajinomoto Co., Inc.	2,600	46,377
Alfresa Holdings Corp.	1,000	25,548
Alps Electric Co., Ltd.	1,100	21,405
Amada Holdings Co., Ltd.	2,300	20,712
ANA Holdings, Inc.	600	21,552
Security Description	Shares	Value
Aozora Bank, Ltd.	600	$ 17,910
Asahi Group Holdings, Ltd.	2,100	81,711
Asahi Intecc Co., Ltd.	600	25,375
Asahi Kasei Corp.	7,000	72,096
Asics Corp. (a)	1,000	12,806
Astellas Pharma, Inc.	11,000	140,514
Bandai Namco Holdings, Inc.	1,200	53,867
Bank of Kyoto, Ltd.	200	8,285
Benesse Holdings, Inc.	300	7,651
Bridgestone Corp.	3,600	138,993
Brother Industries, Ltd.	1,300	19,326
Calbee, Inc.	300	9,406
Canon, Inc. (a)	5,800	158,646
Casio Computer Co., Ltd. (a)	900	10,697
Central Japan Railway Co.	800	168,910
Chiba Bank, Ltd.	3,400	19,027
Chubu Electric Power Co., Inc.	3,400	48,421
Chugai Pharmaceutical Co., Ltd.	1,300	75,596
Chugoku Electric Power Co., Inc.	1,700	22,126
Coca-Cola Bottlers Japan Holdings, Inc. (a)	600	17,965
Concordia Financial Group, Ltd.	6,900	26,540
Credit Saison Co., Ltd.	1,100	12,944
CyberAgent, Inc.	500	19,346
Dai Nippon Printing Co., Ltd.	1,500	31,404
Daicel Corp.	1,600	16,494
Daifuku Co., Ltd.	600	27,453
Dai-ichi Life Holdings, Inc.	6,200	97,084
Daiichi Sankyo Co., Ltd.	3,400	108,804
Daikin Industries, Ltd.	1,400	149,232
Daito Trust Construction Co., Ltd.	400	54,742
Daiwa House Industry Co., Ltd.	3,400	108,401
Daiwa House REIT Investment Corp.	9	20,155
Daiwa Securities Group, Inc.	9,500	48,195
DeNA Co., Ltd.	500	8,358
Denso Corp.	2,600	115,953
Dentsu, Inc.	1,300	58,119
Disco Corp.	200	23,424
Don Quijote Holdings Co., Ltd. (a)	700	43,513
East Japan Railway Co.	1,800	159,320
Eisai Co., Ltd.	1,500	116,238
FamilyMart UNY Holdings Co., Ltd. (a)	400	50,713
FANUC Corp.	1,100	167,133
Fast Retailing Co., Ltd.	300	154,136
Fuji Electric Co., Ltd.	600	17,746
FUJIFILM Holdings Corp.	2,300	89,514
Fujitsu, Ltd.	1,200	74,889
Fukuoka Financial Group, Inc.	900	18,350
Hakuhodo DY Holdings, Inc.	1,500	21,533
Hamamatsu Photonics KK	800	26,943
Hankyu Hanshin Holdings, Inc.	1,300	43,248
Hikari Tsushin, Inc.	100	15,650
Hino Motors, Ltd.	1,600	15,167
Hirose Electric Co., Ltd.	205	20,123

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Hisamitsu Pharmaceutical Co., Inc.	300	$ 16,598
Hitachi Chemical Co., Ltd.	400	6,052
Hitachi Construction Machinery Co., Ltd.	700	16,410
Hitachi High-Technologies Corp.	300	9,447
Hitachi Metals, Ltd.	1,100	11,530
Hitachi, Ltd.	5,600	149,832
Honda Motor Co., Ltd.	9,500	250,629
Hoshizaki Corp.	300	18,265
Hoya Corp.	2,200	132,644
Hulic Co., Ltd.	1,800	16,160
IHI Corp.	800	22,094
Iida Group Holdings Co., Ltd.	800	13,861
Isetan Mitsukoshi Holdings, Ltd.	1,800	19,933
Isuzu Motors, Ltd.	3,300	46,576
ITOCHU Corp.	8,200	139,538
J Front Retailing Co., Ltd.	1,400	16,078
Japan Airlines Co., Ltd.	600	21,279
Japan Airport Terminal Co., Ltd.	300	10,418
Japan Exchange Group, Inc.	2,900	47,023
Japan Post Bank Co., Ltd.	2,300	25,366
Japan Post Holdings Co., Ltd.	9,100	104,922
Japan Prime Realty Investment Corp. REIT	5	19,004
Japan Real Estate Investment Corp. REIT	7	39,302
Japan Retail Fund Investment Corp. REIT	16	32,010
Japan Tobacco, Inc. (a)	6,400	152,628
JFE Holdings, Inc.	2,800	44,840
JGC Corp.	1,300	18,330
JSR Corp.	1,100	16,593
JTEKT Corp.	1,300	14,527
Kajima Corp.	2,500	33,678
Kakaku.com, Inc.	800	14,160
Kamigumi Co., Ltd.	500	10,281
Kaneka Corp.	200	7,182
Kansai Electric Power Co., Inc.	4,100	61,660
Kansai Paint Co., Ltd.	1,200	23,122
Kao Corp.	2,900	215,527
Kawasaki Heavy Industries, Ltd.	800	17,150
KDDI Corp.	10,300	246,340
Keihan Holdings Co., Ltd.	600	24,472
Keikyu Corp.	1,300	21,292
Keio Corp.	600	34,945
Keisei Electric Railway Co., Ltd.	700	21,948
Keyence Corp.	600	304,498
Kikkoman Corp.	900	48,480
Kintetsu Group Holdings Co., Ltd.	1,000	43,476
Kirin Holdings Co., Ltd.	4,700	98,464
Kobayashi Pharmaceutical Co., Ltd.	300	20,426
Kobe Steel, Ltd.	1,600	11,142
Koito Manufacturing Co., Ltd.	600	31,062
Komatsu, Ltd.	5,300	114,270
Konami Holdings Corp.	600	26,277
Konica Minolta, Inc.	2,300	20,817
Security Description	Shares	Value
Kose Corp.	200	$ 31,463
Kubota Corp.	5,800	82,547
Kuraray Co., Ltd.	1,900	26,842
Kurita Water Industries, Ltd.	400	9,712
Kyocera Corp.	1,900	95,385
Kyowa Hakko Kirin Co., Ltd.	1,600	30,289
Kyushu Electric Power Co., Inc.	2,300	27,441
Kyushu Railway Co.	949	32,134
Lawson, Inc.	300	19,004
LINE Corp. (a)(b)	400	13,763
Lion Corp.	1,200	24,828
LIXIL Group Corp.	1,600	19,862
M3, Inc.	2,300	30,900
Makita Corp.	1,400	49,829
Marubeni Corp.	8,900	62,657
Marui Group Co., Ltd.	1,100	21,385
Maruichi Steel Tube, Ltd.	300	9,475
Mazda Motor Corp.	3,400	35,173
McDonald's Holdings Co. Japan, Ltd. (a)	400	16,989
Mebuki Financial Group, Inc.	5,100	13,573
Medipal Holdings Corp.	900	19,318
MEIJI Holdings Co., Ltd.	700	57,166
MINEBEA MITSUMI, Inc.	2,300	33,332
MISUMI Group, Inc. (a)	1,700	35,932
Mitsubishi Chemical Holdings Corp.	7,200	54,639
Mitsubishi Corp.	8,000	220,207
Mitsubishi Electric Corp.	10,500	116,422
Mitsubishi Estate Co., Ltd.	6,800	107,192
Mitsubishi Gas Chemical Co., Inc.	800	12,068
Mitsubishi Heavy Industries, Ltd.	1,800	64,903
Mitsubishi Materials Corp.	600	15,832
Mitsubishi Motors Corp.	3,600	19,753
Mitsubishi Tanabe Pharma Corp.	1,500	21,615
Mitsubishi UFJ Financial Group, Inc.	68,400	335,345
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,900	9,144
Mitsui & Co., Ltd.	9,500	146,377
Mitsui Chemicals, Inc.	1,100	24,905
Mitsui Fudosan Co., Ltd.	5,100	113,654
Mitsui OSK Lines, Ltd.	700	15,306
Mizuho Financial Group, Inc.	139,500	216,532
MonotaRO Co., Ltd. (a)	700	17,341
MS&AD Insurance Group Holdings, Inc.	2,700	77,076
Murata Manufacturing Co., Ltd.	1,000	136,308
Nabtesco Corp. (a)	700	15,287
Nagoya Railroad Co., Ltd.	1,000	26,396
NEC Corp.	1,400	41,662
Nexon Co., Ltd. (b)	2,500	32,197
NGK Insulators, Ltd.	1,600	21,744
NGK Spark Plug Co., Ltd.	800	15,983
NH Foods, Ltd.	500	18,844
Nidec Corp.	1,300	147,815

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Nikon Corp.	1,900	$ 28,314
Nintendo Co., Ltd.	700	186,843
Nippon Building Fund, Inc. REIT	7	44,087
Nippon Electric Glass Co., Ltd.	300	7,364
Nippon Express Co., Ltd.	400	22,312
Nippon Paint Holdings Co., Ltd.	800	27,416
Nippon Prologis REIT, Inc.	11	23,250
Nippon Steel & Sumitomo Metal Corp.	4,600	79,346
Nippon Telegraph & Telephone Corp.	4,000	163,405
Nippon Yusen KK	900	13,871
Nissan Chemical Corp.	700	36,750
Nissan Motor Co., Ltd.	13,400	107,515
Nisshin Seifun Group, Inc.	1,100	22,769
Nissin Foods Holdings Co., Ltd.	300	18,867
Nitori Holdings Co., Ltd.	500	62,571
Nitto Denko Corp.	900	45,470
Nomura Holdings, Inc.	21,000	80,543
Nomura Real Estate Holdings, Inc.	500	9,183
Nomura Real Estate Master Fund, Inc. REIT	23	30,271
Nomura Research Institute, Ltd.	600	22,285
NSK, Ltd.	2,300	19,894
NTT Data Corp.	3,500	38,440
NTT DOCOMO, Inc.	7,700	173,525
Obayashi Corp.	3,800	34,427
Obic Co., Ltd.	400	30,953
Odakyu Electric Railway Co., Ltd.	1,600	35,248
Oji Holdings Corp.	5,000	25,749
Olympus Corp.	1,700	52,295
Omron Corp.	1,100	40,104
Ono Pharmaceutical Co., Ltd.	2,300	47,063
Oracle Corp. Japan	200	12,760
Oriental Land Co., Ltd.	1,200	120,913
ORIX Corp.	7,700	112,677
Osaka Gas Co., Ltd.	2,200	40,284
Otsuka Corp.	600	16,516
Otsuka Holdings Co., Ltd.	2,300	94,189
Panasonic Corp.	12,700	114,666
Park24 Co., Ltd.	700	15,395
Pigeon Corp.	700	29,987
Pola Orbis Holdings, Inc.	500	13,531
Rakuten, Inc. (a)(b)	5,100	34,212
Recruit Holdings Co., Ltd.	6,400	155,311
Renesas Electronics Corp. (b)	4,800	21,875
Resona Holdings, Inc.	12,200	58,790
Ricoh Co., Ltd.	3,900	38,284
Rinnai Corp.	200	13,198
Rohm Co., Ltd.	600	38,500
Ryohin Keikaku Co., Ltd.	100	24,199
Sankyo Co., Ltd.	300	11,430
Santen Pharmaceutical Co., Ltd.	2,300	33,248
SBI Holdings, Inc.	1,400	27,550
Secom Co., Ltd.	1,200	99,684
Sega Sammy Holdings, Inc.	1,100	15,400
Security Description	Shares	Value
Seibu Holdings, Inc.	1,400	$ 24,423
Seiko Epson Corp.	1,500	21,164
Sekisui Chemical Co., Ltd.	2,300	34,191
Sekisui House, Ltd.	3,700	54,599
Seven & i Holdings Co., Ltd.	4,400	191,817
Seven Bank, Ltd.	4,600	13,165
SG Holdings Co., Ltd.	500	13,052
Sharp Corp.	1,000	10,044
Shimadzu Corp.	1,400	27,741
Shimamura Co., Ltd.	100	7,656
Shimano, Inc.	400	56,583
Shimizu Corp.	3,200	26,104
Shin-Etsu Chemical Co., Ltd.	2,100	163,383
Shinsei Bank, Ltd.	700	8,352
Shionogi & Co., Ltd.	1,600	91,451
Shiseido Co., Ltd.	2,200	138,198
Shizuoka Bank, Ltd.	2,300	18,049
Showa Denko KK	700	20,863
Showa Shell Sekiyu KK	1,200	16,855
SMC Corp.	300	90,890
SoftBank Group Corp.	4,800	319,592
Sohgo Security Services Co., Ltd.	300	14,055
Sompo Holdings, Inc.	1,900	64,629
Sony Corp.	7,400	359,225
Sony Financial Holdings, Inc.	1,100	20,603
Stanley Electric Co., Ltd.	800	22,531
Subaru Corp.	3,600	77,437
SUMCO Corp. (a)	1,400	15,657
Sumitomo Chemical Co., Ltd.	8,000	38,864
Sumitomo Corp.	6,500	92,510
Sumitomo Dainippon Pharma Co., Ltd.	1,000	31,855
Sumitomo Electric Industries, Ltd.	4,600	61,297
Sumitomo Heavy Industries, Ltd.	700	20,895
Sumitomo Metal Mining Co., Ltd.	1,300	34,925
Sumitomo Mitsui Financial Group, Inc.	7,800	259,135
Sumitomo Mitsui Trust Holdings, Inc.	1,900	69,651
Sumitomo Realty & Development Co., Ltd.	2,000	73,390
Sumitomo Rubber Industries, Ltd. (a)	1,100	13,034
Sundrug Co., Ltd.	400	11,940
Suntory Beverage & Food, Ltd.	800	36,166
Suzuken Co., Ltd.	400	20,380
Suzuki Motor Corp.	2,000	101,481
Sysmex Corp.	1,000	48,088
T&D Holdings, Inc.	3,300	38,470
Taiheiyo Cement Corp.	600	18,566
Taisei Corp.	1,300	55,749
Taisho Pharmaceutical Holdings Co., Ltd.	200	20,107
Taiyo Nippon Sanso Corp.	700	11,459
Takashimaya Co., Ltd.	500	6,398
Takeda Pharmaceutical Co., Ltd. (a)	4,100	138,454
TDK Corp.	800	56,291

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Teijin, Ltd.	1,200	$ 19,217
Temp Holdings Co., Ltd.	1,100	16,402
Terumo Corp.	1,800	102,112
THK Co., Ltd.	600	11,276
Tobu Railway Co., Ltd.	1,000	27,006
Toho Co., Ltd.	700	25,393
Toho Gas Co., Ltd.	400	16,898
Tohoku Electric Power Co., Inc.	2,300	30,397
Tokio Marine Holdings, Inc.	3,900	186,122
Tokyo Century Corp.	200	8,805
Tokyo Electric Power Co. Holdings, Inc. (b)	8,200	48,805
Tokyo Electron, Ltd.	900	102,661
Tokyo Gas Co., Ltd.	2,100	53,316
Tokyu Corp.	2,900	47,446
Tokyu Fudosan Holdings Corp.	2,800	13,832
Toppan Printing Co., Ltd.	1,500	22,107
Toray Industries, Inc.	8,100	56,995
Toshiba Corp.	3,700	104,544
Tosoh Corp.	1,600	20,883
TOTO, Ltd.	900	31,254
Toyo Seikan Group Holdings, Ltd.	900	20,688
Toyo Suisan Kaisha, Ltd.	500	17,477
Toyoda Gosei Co., Ltd.	300	5,947
Toyota Industries Corp.	900	41,754
Toyota Motor Corp.	13,300	776,556
Toyota Tsusho Corp.	1,300	38,450
Trend Micro, Inc. (b)	700	38,090
Tsuruha Holdings, Inc.	200	17,172
Unicharm Corp.	2,300	74,609
United Urban Investment Corp. REIT	17	26,372
USS Co., Ltd.	1,400	23,594
Welcia Holdings Co., Ltd.	300	13,562
West Japan Railway Co.	1,000	70,738
Yahoo! Japan Corp.	16,800	41,956
Yakult Honsha Co., Ltd.	700	49,255
Yamada Denki Co., Ltd.	3,300	15,851
Yamaguchi Financial Group, Inc.	1,000	9,616
Yamaha Corp.	700	29,859
Yamaha Motor Co., Ltd. (a)	1,700	33,453
Yamato Holdings Co., Ltd. (a)	1,800	49,612
Yamazaki Baking Co., Ltd.	700	14,713
Yaskawa Electric Corp. (a)	1,500	36,886
Yokogawa Electric Corp.	1,400	24,257
Yokohama Rubber Co., Ltd.	500	9,411
ZOZO, Inc.	1,200	21,984
		17,420,594
LUXEMBOURG — 0.4%
ArcelorMittal	3,834	79,505
Aroundtown SA	4,541	37,479
Eurofins Scientific SE	68	25,341
Millicom International Cellular SA SDR	414	26,220
RTL Group SA	253	13,506
SES SA	2,269	43,343
Security Description	Shares	Value
Tenaris SA	2,934	$ 31,662
		257,056
MACAU — 0.0% (c)
MGM China Holdings, Ltd. (a)	5,600	9,399
Wynn Macau, Ltd.	9,200	20,070
		29,469
MEXICO — 0.0% (c)
Fresnillo PLC	1,406	15,400
NETHERLANDS — 2.9%
ABN AMRO Group NV (d)	2,511	58,959
Aegon NV	10,026	46,750
Akzo Nobel NV	1,455	117,095
ASML Holding NV	2,409	377,718
EXOR NV	691	37,332
Heineken Holding NV	622	52,439
Heineken NV	1,529	134,936
ING Groep NV	22,451	241,506
Koninklijke Ahold Delhaize NV	7,297	184,140
Koninklijke DSM NV	1,084	88,527
Koninklijke KPN NV	19,022	55,667
Koninklijke Philips NV	5,537	195,775
Koninklijke Vopak NV	437	19,822
NN Group NV	1,787	71,090
NXP Semiconductors NV	1,987	145,607
Randstad NV	737	33,776
Wolters Kluwer NV	1,670	98,622
		1,959,761
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (b)	3,843	28,733
Auckland International Airport, Ltd.	5,262	25,334
Fisher & Paykel Healthcare Corp., Ltd.	3,477	30,309
Fletcher Building, Ltd. (b)	5,185	16,967
Meridian Energy, Ltd.	8,015	18,300
Ryman Healthcare, Ltd.	2,436	17,543
Spark New Zealand, Ltd.	11,442	31,841
		169,027
NORWAY — 0.6%
DNB ASA	5,673	90,508
Gjensidige Forsikring ASA	1,268	19,798
Marine Harvest ASA	2,381	50,237
Norsk Hydro ASA	8,411	38,086
Orkla ASA	5,107	40,129
Schibsted ASA Class B	569	17,249
Telenor ASA	4,355	84,242
Yara International ASA	1,106	42,597
		382,846
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	14,482	50,476
Jeronimo Martins SGPS SA	1,590	18,794
		69,270

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 1.5%
Ascendas Real Estate Investment Trust	13,800	$ 26,021
CapitaLand Commercial Trust REIT	15,994	20,535
CapitaLand Mall Trust REIT	16,100	26,696
CapitaLand, Ltd.	16,100	36,736
City Developments, Ltd.	2,300	13,702
ComfortDelGro Corp., Ltd.	13,800	21,768
DBS Group Holdings, Ltd.	10,373	180,291
Genting Singapore, Ltd.	36,800	26,324
Golden Agri-Resources, Ltd.	29,400	5,285
Jardine Cycle & Carriage, Ltd.	400	10,374
Keppel Corp., Ltd.	9,200	39,891
Oversea-Chinese Banking Corp., Ltd.	18,746	154,864
SATS, Ltd.	4,200	14,359
Sembcorp Industries, Ltd.	6,900	12,858
Singapore Airlines, Ltd.	3,200	22,116
Singapore Exchange, Ltd.	4,600	24,131
Singapore Press Holdings, Ltd. (a)	9,200	15,862
Singapore Technologies Engineering, Ltd.	9,200	23,557
Singapore Telecommunications, Ltd.	47,300	101,679
Suntec Real Estate Investment Trust	11,200	14,627
United Overseas Bank, Ltd.	7,771	140,083
UOL Group, Ltd.	2,823	12,821
Venture Corp., Ltd.	1,400	14,329
Wilmar International, Ltd.	11,500	26,324
		985,233
SOUTH AFRICA — 0.0% (c)
Investec PLC	3,880	21,797
SPAIN — 3.2%
Abertis Infraestructuras SA (f)	177	3,715
ACS Actividades de Construccion y Servicios SA	1,506	58,241
Aena SME SA (d)	414	64,246
Amadeus IT Group SA	2,533	176,168
Banco Bilbao Vizcaya Argentaria SA	38,701	205,079
Banco de Sabadell SA	33,062	37,814
Banco Santander SA	94,402	428,749
Bankia SA (a)	7,200	21,071
Bankinter SA	4,225	33,896
CaixaBank SA	20,590	74,472
Enagas SA (a)	1,429	38,568
Endesa SA	1,781	40,984
Ferrovial SA	2,891	58,479
Grifols SA (a)	1,674	43,822
Iberdrola SA	35,699	286,400
Industria de Diseno Textil SA	6,305	161,089
Mapfre SA (a)	6,754	17,912
Naturgy Energy Group SA	1,976	50,282
Red Electrica Corp. SA	2,449	54,578
Siemens Gamesa Renewable Energy SA (a)(b)	1,266	15,398
Security Description	Shares	Value
Telefonica SA	27,005	$ 226,561
		2,097,524
SWEDEN — 2.7%
Alfa Laval AB	1,850	39,574
Assa Abloy AB Class B	5,816	103,746
Atlas Copco AB Class A	3,997	94,900
Atlas Copco AB Class B	2,263	49,345
Boliden AB	1,735	37,570
Electrolux AB Class B	1,521	32,098
Epiroc AB Class A (b)	3,726	35,235
Epiroc AB Class B (b)	2,165	19,262
Essity AB Class B	3,519	86,369
Hennes & Mauritz AB Class B (a)	5,125	72,847
Hexagon AB Class B	1,502	69,121
Husqvarna AB Class B	2,589	19,186
ICA Gruppen AB (a)	506	18,081
Industrivarden AB Class C	1,014	20,495
Investor AB Class B	2,642	111,928
Kinnevik AB Class B	1,498	36,107
L E Lundbergforetagen AB Class B	406	11,961
Sandvik AB	6,662	94,942
Securitas AB Class B	1,989	31,913
Skandinaviska Enskilda Banken AB Class A	9,514	92,394
Skanska AB Class B	2,150	34,193
SKF AB Class B	2,204	33,424
Svenska Handelsbanken AB Class A	8,852	98,146
Swedbank AB Class A	5,254	117,189
Swedish Match AB	1,058	41,660
Tele2 AB Class B	2,996	38,169
Telefonaktiebolaget LM Ericsson Class B	17,824	156,651
Telia Co. AB	16,240	76,897
Volvo AB Class B	9,073	118,659
		1,792,062
SWITZERLAND — 9.7%
ABB, Ltd.	10,634	201,666
Adecco Group AG	945	44,029
Baloise Holding AG	284	39,008
Barry Callebaut AG	14	21,743
Chocoladefabriken Lindt & Spruengli AG (e)	6	37,127
Chocoladefabriken Lindt & Spruengli AG (e)	1	74,356
Cie Financiere Richemont SA	3,021	193,065
Clariant AG (b)	1,170	21,470
Coca-Cola HBC AG (b)	1,129	35,257
Credit Suisse Group AG (b)	14,648	160,477
Dufry AG (a)(b)	204	19,270
EMS-Chemie Holding AG	46	21,791
Ferguson PLC	1,374	87,794
Geberit AG	215	83,378
Givaudan SA	54	124,674
Julius Baer Group, Ltd. (b)	1,300	46,169
Kuehne + Nagel International AG	301	38,579

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
LafargeHolcim, Ltd. (b)	2,842	$ 116,759
Lonza Group AG (b)	439	113,424
Nestle SA	17,823	1,442,763
Novartis AG	12,610	1,075,010
Pargesa Holding SA	207	14,877
Partners Group Holding AG (a)	100	60,458
Roche Holding AG	4,105	1,013,549
Schindler Holding AG (e)	238	47,006
Schindler Holding AG (e)	108	20,881
SGS SA	31	69,497
Sika AG	736	93,027
Sonova Holding AG	322	52,458
STMicroelectronics NV	3,995	57,018
Straumann Holding AG	65	40,749
Swatch Group AG (e)	184	53,513
Swatch Group AG (e)	299	17,228
Swiss Life Holding AG (b)	207	79,499
Swiss Prime Site AG (b)	437	35,264
Swiss Re AG	1,757	160,622
Swisscom AG	147	70,040
Temenos AG (b)	316	37,793
UBS Group AG (b)	22,481	279,017
Vifor Pharma AG	230	24,941
Zurich Insurance Group AG	876	260,454
		6,485,700
UNITED ARAB EMIRATES — 0.0% (c)
NMC Health PLC	546	19,026
UNITED KINGDOM — 14.8%
3i Group PLC	5,644	55,593
Admiral Group PLC	1,106	28,834
Ashtead Group PLC	2,874	59,919
Associated British Foods PLC	2,066	53,757
AstraZeneca PLC	7,357	550,293
Auto Trader Group PLC (d)	5,225	30,265
Aviva PLC	23,173	110,822
Babcock International Group PLC	1,590	9,908
BAE Systems PLC	18,366	107,411
Barclays PLC	99,478	190,702
Barratt Developments PLC	6,283	37,033
Berkeley Group Holdings PLC	689	30,529
British American Tobacco PLC	13,472	428,948
British Land Co. PLC REIT	5,443	36,962
BT Group PLC	48,931	148,380
Bunzl PLC	1,904	57,447
Burberry Group PLC	2,440	53,932
Carnival PLC	1,058	50,705
CNH Industrial NV	5,936	53,254
Coca-Cola European Partners PLC	1,283	59,018
Compass Group PLC	9,144	192,156
ConvaTec Group PLC (d)	7,381	13,062
Croda International PLC	806	48,092
DCC PLC	553	42,152
Diageo PLC	14,292	508,754
Direct Line Insurance Group PLC	8,619	34,984
Security Description	Shares	Value
easyJet PLC	991	$ 13,947
Experian PLC	5,310	128,832
Fiat Chrysler Automobiles NV (b)	6,463	93,697
G4S PLC	9,698	24,326
GlaxoSmithKline PLC	28,806	547,081
GVC Holdings PLC	2,864	24,585
Hammerson PLC REIT	4,969	20,846
Hargreaves Lansdown PLC	1,643	38,691
HSBC Holdings PLC	116,332	958,450
Imperial Brands PLC	5,525	167,261
Informa PLC	6,940	55,702
InterContinental Hotels Group PLC	1,023	55,204
International Consolidated Airlines Group SA	3,286	25,994
Intertek Group PLC	937	57,281
ITV PLC	22,682	36,066
J Sainsbury PLC	10,253	34,604
John Wood Group PLC	4,118	26,549
Johnson Matthey PLC	1,198	42,706
Kingfisher PLC	12,599	33,296
Land Securities Group PLC REIT	4,634	47,475
Legal & General Group PLC	34,564	101,688
Lloyds Banking Group PLC	417,133	275,459
London Stock Exchange Group PLC	1,817	94,000
Marks & Spencer Group PLC (a)	10,161	31,990
Meggitt PLC	4,852	29,105
Melrose Industries PLC	28,767	60,031
Merlin Entertainments PLC (d)	4,433	17,926
Micro Focus International PLC	2,653	46,730
Mondi PLC	2,293	47,704
National Grid PLC	19,525	190,034
Next PLC	876	44,526
Pearson PLC	4,552	54,403
Persimmon PLC	1,793	44,073
Prudential PLC	14,976	267,409
Reckitt Benckiser Group PLC	3,935	301,348
RELX PLC (e)	5,863	120,706
RELX PLC (e)	5,572	114,462
Rolls-Royce Holdings PLC (b)	9,854	104,165
Royal Bank of Scotland Group PLC	27,669	76,363
Royal Mail PLC	5,639	19,542
RSA Insurance Group PLC	6,398	41,851
Sage Group PLC	6,754	51,732
Schroders PLC	728	22,651
Segro PLC REIT	5,670	42,505
Severn Trent PLC	1,498	34,637
Shire PLC	5,374	312,786
Smith & Nephew PLC	5,087	94,850
Smiths Group PLC	2,473	42,961
St James's Place PLC	3,280	39,435
Standard Chartered PLC	16,359	126,947
Standard Life Aberdeen PLC	13,607	44,494
Taylor Wimpey PLC	20,401	35,401
Tesco PLC	57,445	139,081
Unilever NV	8,977	486,627
Unilever PLC	6,643	347,601

See accompanying notes to schedule of investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
United Utilities Group PLC	4,271	$ 40,046
Vodafone Group PLC	156,918	305,572
Weir Group PLC	1,386	22,912
Whitbread PLC	1,129	65,841
Wm Morrison Supermarkets PLC	13,879	37,695
WPP PLC	7,378	79,552
		9,882,346
UNITED STATES — 0.0% (c)
International Flavors & Fragrances, Inc.	1	102
TOTAL COMMON STOCKS (Cost $72,990,813)		66,334,182

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (g) (h)	59,743	59,743
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	1,074,595	1,074,595
TOTAL SHORT-TERM INVESTMENTS (Cost $1,134,338)		1,134,338
TOTAL INVESTMENTS — 101.3% (Cost $74,125,151)		67,468,520
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(889,900)
NET ASSETS — 100.0%		$ 66,578,620
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $3,715 representing 0.0% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2018.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust
SDR	= Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$66,330,467	$3,715	$—	$66,334,182
Short-Term Investments	1,134,338	—	—	1,134,338
TOTAL INVESTMENTS	$67,464,805	$3,715	$—	$67,468,520
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	16,515	$ 16,515	$ 956,977	$ 913,749	$—	$—	59,743	$ 59,743	$ 323	$—
State Street Navigator Securities Lending Government Money Market Portfolio	1,469,041	1,469,041	3,701,584	4,096,030	—	—	1,074,595	1,074,595	1,740	—
Total		$1,485,556	$4,658,561	$5,009,779	$—	$—		$1,134,338	$2,063	$—
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
BRAZIL — 7.0%
Ambev SA	49,042	$ 194,612
B3 SA - Brasil Bolsa Balcao	21,644	149,720
Banco Bradesco SA Preference Shares	36,107	360,068
Banco Bradesco SA (a)	8,182	71,460
Banco do Brasil SA	196	2,351
BB Seguridade Participacoes SA	7,846	55,853
Braskem SA Class A, Preference Shares	2,387	29,180
CCR SA	255	737
Cia Siderurgica Nacional SA (a)	13,889	31,679
Cosan SA	3,534	30,510
Embraer SA	13,069	73,105
Equatorial Energia SA	3,923	75,469
Fibria Celulose SA	1,809	31,552
Gerdau SA Preference Shares	7,071	27,038
Itau Unibanco Holding SA Preference Shares	45,097	413,067
Itausa - Investimentos Itau SA Preference Shares	46,761	145,745
Itausa - Investimentos Itau SA	3	10
JBS SA	13,494	40,352
Localiza Rent a Car SA	5,574	42,786
Lojas Americanas SA Preference Shares	10,832	55,058
Lojas Renner SA	10,736	117,450
Magazine Luiza SA	1,155	53,960
Rumo SA (a)	9,852	43,213
Suzano Papel e Celulose SA	3,018	29,652
Telefonica Brasil SA Preference Shares	6,536	77,961
Vale SA	29,792	392,025
WEG SA	15,293	69,210
		2,613,823
CHILE — 1.0%
Banco Santander Chile	1,293,001	96,304
Cencosud SA	18,134	32,829
Empresas CMPC SA	30,675	97,510
Enel Americas SA	331,872	58,585
SACI Falabella	11,254	82,534
		367,762
CHINA — 30.4%
3SBio, Inc. (b)	13,000	16,671
58.com, Inc. ADR (a)	1,455	78,876
AAC Technologies Holdings, Inc.	6,000	34,830
Agricultural Bank of China, Ltd. Class H	160,000	70,095
Alibaba Group Holding, Ltd. ADR (a)	10,904	1,494,611
Anhui Conch Cement Co., Ltd. Class H	26,000	126,192
ANTA Sports Products, Ltd.	10,000	47,961
Autohome, Inc. ADR (c)	261	20,418
Security Description	Shares	Value
Baidu, Inc. ADR (a)	2,619	$ 415,373
Bank of China, Ltd. Class H	692,000	298,743
Bank of Communications Co., Ltd. Class H	92,000	71,797
Beijing Enterprises Holdings, Ltd.	13,000	68,907
Beijing Enterprises Water Group, Ltd. (a)	104,000	53,001
Brilliance China Automotive Holdings, Ltd.	20,000	14,893
BYD Co., Ltd. Class H	13,000	82,938
CGN Power Co., Ltd. Class H (b)	225,000	53,453
China Cinda Asset Management Co., Ltd. Class H	186,000	45,138
China CITIC Bank Corp., Ltd. Class H	105,000	63,837
China Communications Construction Co., Ltd. Class H	65,000	61,435
China Conch Venture Holdings, Ltd.	32,500	96,719
China Construction Bank Corp. Class H	811,000	669,156
China Everbright International, Ltd. (c)	55,851	50,077
China Evergrande Group (c)	17,000	50,917
China Life Insurance Co., Ltd. Class H	65,000	138,147
China Longyuan Power Group Corp., Ltd. Class H	79,000	53,781
China Mengniu Dairy Co., Ltd. (a)	39,000	121,543
China Merchants Bank Co., Ltd. Class H	26,000	95,308
China Merchants Port Holdings Co., Ltd.	26,981	48,591
China Minsheng Banking Corp., Ltd. Class H	71,300	49,176
China Mobile, Ltd.	59,000	567,819
China National Building Material Co., Ltd. Class H	30,000	20,538
China Oilfield Services, Ltd. Class H	32,000	27,507
China Overseas Land & Investment, Ltd.	26,000	89,331
China Pacific Insurance Group Co., Ltd. Class H	18,400	59,576
China Railway Group, Ltd. Class H	92,000	83,782
China Resources Beer Holdings Co., Ltd.	26,000	90,825
China Resources Gas Group, Ltd.	24,000	95,027
China Taiping Insurance Holdings Co., Ltd.	32,000	87,874
China Telecom Corp., Ltd. Class H	130,000	66,417
China Unicom Hong Kong, Ltd.	52,000	55,524
China Vanke Co., Ltd. Class H	26,500	90,033
CITIC Guoan Information Industry Co., Ltd. Class A	22,500	11,037
CITIC Securities Co., Ltd. Class H	32,500	56,039
CITIC, Ltd.	39,000	61,170
Country Garden Holdings Co., Ltd. (c)	62,000	75,467

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
CRRC Corp., Ltd. Class H	65,000	$ 63,428
CSPC Pharmaceutical Group, Ltd.	52,000	75,051
Ctrip.com International, Ltd. ADR (a)	3,678	99,527
ENN Energy Holdings, Ltd.	5,000	44,352
Fosun International, Ltd.	46,000	66,979
Future Land Development Holdings, Ltd.	28,000	19,169
GDS Holdings, Ltd. ADR (a)(c)	328	7,574
Geely Automobile Holdings, Ltd.	65,000	114,569
Genscript Biotech Corp. (a)(c)	4,000	5,395
Great Wall Motor Co., Ltd. Class H (c)	59,000	33,835
Guangdong Investment, Ltd.	52,000	100,555
Hengan International Group Co., Ltd.	6,500	47,322
Hua Hong Semiconductor, Ltd. (b)	4,000	7,408
Huaneng Power International, Inc. Class H	104,000	66,151
Huatai Securities Co., Ltd. Class H (b)(c)	32,000	50,681
Huazhu Group, Ltd. ADR (c)	900	25,767
Industrial & Commercial Bank of China, Ltd. Class H	650,000	464,087
JD.com, Inc. ADR (a)	6,751	141,298
Kingdee International Software Group Co., Ltd. (c)	13,000	11,490
Lenovo Group, Ltd.	104,000	70,269
MMG, Ltd. (a)	40,000	17,217
Momo, Inc. ADR (a)	983	23,346
NetEase, Inc. ADR	743	174,880
New China Life Insurance Co., Ltd. Class H	14,600	57,995
New Oriental Education & Technology Group, Inc. ADR (a)	1,402	76,844
PICC Property & Casualty Co., Ltd. Class H	78,000	79,800
Ping An Insurance Group Co. of China, Ltd. Class H	44,500	393,031
Semiconductor Manufacturing International Corp. (a)(c)	52,700	46,108
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	3,700	12,532
Shanxi Securities Co., Ltd. Class A	12,300	10,599
Shenzhou International Group Holdings, Ltd.	13,000	147,362
SINA Corp. (a)	328	17,594
Sinopharm Group Co., Ltd. Class H	15,600	65,553
SooChow Securities Co., Ltd. Class A	11,200	10,922
Sunac China Holdings, Ltd. (c)	22,000	71,653
Sunny Optical Technology Group Co., Ltd.	5,300	47,115
TAL Education Group ADR (a)	5,008	133,613
Tencent Holdings, Ltd.	49,400	1,981,212
Vipshop Holdings, Ltd. ADR (a)	4,617	25,209
Want Want China Holdings, Ltd.	105,000	73,493
Security Description	Shares	Value
Weibo Corp. ADR (a)	252	$ 14,724
Wuxi Biologics Cayman, Inc. (a)(b)	4,500	28,824
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	7,600	11,051
Yum China Holdings, Inc.	3,163	106,055
YY, Inc. ADR (a)	236	14,127
Zhuzhou CRRC Times Electric Co., Ltd. Class H	13,100	72,616
ZTE Corp. Class H (a)	5,600	10,586
		11,269,518
COLOMBIA — 0.5%
Bancolombia SA Preference Shares	11,244	108,718
Grupo Argos SA	12,205	63,515
Grupo de Inversiones Suramericana SA Preference Shares	10	95
Grupo de Inversiones Suramericana SA	1,237	12,235
		184,563
EGYPT — 0.1%
Commercial International Bank Egypt SAE	11,508	47,573
GREECE — 0.1%
Alpha Bank AE (a)	16,835	21,169
Eurobank Ergasias SA (a)	35,885	22,152
Piraeus Bank SA (a)	3,372	3,238
		46,559
HONG KONG — 0.8%
China Ding Yi Feng Holdings, Ltd. (a)	8,000	21,458
China Gas Holdings, Ltd.	13,000	46,326
China Resources Land, Ltd.	26,000	99,957
Shimao Property Holdings, Ltd.	8,000	21,355
Sino Biopharmaceutical, Ltd.	139,500	91,939
		281,035
HUNGARY — 0.3%
OTP Bank Nyrt	2,897	116,550
INDIA — 8.9%
Adani Ports & Special Economic Zone, Ltd.	5,994	33,286
Ambuja Cements, Ltd.	5,215	16,814
Ashok Leyland, Ltd.	10,194	14,967
Asian Paints, Ltd.	2,381	46,827
Aurobindo Pharma, Ltd.	6,514	68,387
Axis Bank, Ltd. (a)	16,258	144,358
Bajaj Auto, Ltd.	725	28,248
Bajaj Finance, Ltd.	1,431	54,218
Bajaj Finserv, Ltd.	331	30,708
Bharat Forge, Ltd.	1,824	13,290
Bharat Petroleum Corp., Ltd.	6,278	32,620
Bharti Airtel, Ltd.	12,830	57,429
Bharti Infratel, Ltd.	2,913	10,807
Bosch, Ltd.	64	17,978
Britannia Industries, Ltd.	428	19,099

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Cadila Healthcare, Ltd.	1,794	$ 8,954
Cipla, Ltd.	2,996	22,294
Container Corp. Of India, Ltd.	959	9,447
Dabur India, Ltd.	4,602	28,387
Dr Reddy's Laboratories, Ltd.	988	37,028
Eicher Motors, Ltd.	110	36,488
Glenmark Pharmaceuticals, Ltd.	1,517	15,059
Godrej Consumer Products, Ltd.	2,958	34,347
Grasim Industries, Ltd.	2,718	32,142
Havells India, Ltd.	2,188	21,672
HCL Technologies, Ltd.	5,120	70,722
Hero MotoCorp, Ltd.	434	19,297
Hindalco Industries, Ltd.	10,100	32,724
Hindustan Unilever, Ltd.	5,882	153,308
Housing Development Finance Corp., Ltd.	13,586	383,041
ICICI Bank, Ltd.	20,152	103,957
Indiabulls Housing Finance, Ltd.	2,399	29,340
Infosys, Ltd.	24,920	235,208
ITC, Ltd.	30,916	124,722
JSW Steel, Ltd.	6,997	30,743
Larsen & Toubro, Ltd.	4,350	89,570
LIC Housing Finance, Ltd.	7,669	53,683
Lupin, Ltd.	1,927	23,304
Mahindra & Mahindra Financial Services, Ltd.	2,545	17,266
Mahindra & Mahindra, Ltd.	6,810	78,410
Marico, Ltd.	3,956	21,158
Maruti Suzuki India, Ltd.	959	102,548
Motherson Sumi Systems, Ltd.	8,193	19,580
Nestle India, Ltd.	200	31,755
Petronet LNG, Ltd.	5,253	16,865
Piramal Enterprises, Ltd.	700	23,881
REC, Ltd.	6,051	10,587
Shree Cement, Ltd.	74	18,269
Shriram Transport Finance Co., Ltd.	1,276	22,662
State Bank of India (a)	15,976	67,712
Sun Pharmaceutical Industries, Ltd.	8,834	54,473
Tata Consultancy Services, Ltd.	9,789	265,431
Tata Motors, Ltd. (a)	6,356	15,723
Tata Steel, Ltd.	3,041	22,696
Tech Mahindra, Ltd.	3,876	40,148
Titan Co., Ltd.	2,569	34,258
UltraTech Cement, Ltd.	725	41,444
United Spirits, Ltd. (a)	2,529	23,031
UPL, Ltd.	6,072	65,947
Vodafone Idea, Ltd. (a)	17,167	9,282
Wipro, Ltd.	9,352	44,319
Yes Bank, Ltd.	15,569	40,542
Zee Entertainment Enterprises, Ltd.	4,368	29,809
		3,302,269
INDONESIA — 2.3%
Astra International Tbk PT	177,100	101,297
Bank Central Asia Tbk PT	79,100	143,018
Bank Mandiri Persero Tbk PT	195,800	100,419
Security Description	Shares	Value
Bank Negara Indonesia Persero Tbk PT	157,200	$ 96,200
Bank Rakyat Indonesia Persero Tbk PT	588,400	149,760
Kalbe Farma Tbk PT	491,000	51,900
Telekomunikasi Indonesia Persero Tbk PT	527,900	137,665
Unilever Indonesia Tbk PT	19,900	62,827
		843,086
MALAYSIA — 2.5%
CIMB Group Holdings Bhd	61,532	85,021
DiGi.Com Bhd	54,900	59,782
Genting Bhd	35,600	52,549
Genting Malaysia Bhd	58,700	42,897
IHH Healthcare Bhd	43,700	56,998
IOI Corp. Bhd	61,600	66,333
Malayan Banking Bhd	32,354	74,377
Maxis Bhd	46,300	59,941
Petronas Chemicals Group Bhd	40,900	91,945
Petronas Gas Bhd	13,100	60,864
Public Bank Bhd	22,500	134,809
Sime Darby Bhd	37,555	21,810
Sime Darby Plantation Bhd	20,500	23,613
Tenaga Nasional Bhd	33,000	108,603
		939,542
MEXICO — 3.0%
America Movil SAB de CV Series L	302,227	214,388
Arca Continental SAB de CV	3,732	20,802
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (c)	15,993	19,815
Coca-Cola Femsa SAB de CV Series L	4,303	26,034
El Puerto de Liverpool SAB de CV Series C1 (c)	6,606	42,322
Fomento Economico Mexicano SAB de CV	21,311	182,586
Gruma SAB de CV Class B	1,864	21,078
Grupo Aeroportuario del Pacifico SAB de CV Class B	7,515	60,994
Grupo Aeroportuario del Sureste SAB de CV Class B	1,000	15,041
Grupo Bimbo SAB de CV Class A	14,408	28,642
Grupo Carso SAB de CV Series A1 (c)	11,690	41,795
Grupo Financiero Banorte SAB de CV Series O	20,933	101,807
Grupo Financiero Inbursa SAB de CV Series O	37,731	54,201
Grupo Mexico SAB de CV Class B	33,468	68,725
Industrias Penoles SAB de CV	2,839	34,589
Infraestructura Energetica Nova SAB de CV	1,864	6,935
Kimberly-Clark de Mexico SAB de CV Class A (a)	13,296	21,044

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Mexichem SAB de CV	16,026	$ 40,639
Promotora y Operadora de Infraestructura SAB de CV	1,995	19,058
Wal-Mart de Mexico SAB de CV	40,845	103,638
		1,124,133
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	2,861	46,405
Credicorp, Ltd.	564	125,022
		171,427
PHILIPPINES — 1.2%
Aboitiz Equity Ventures, Inc.	41,990	43,918
Ayala Corp.	3,820	65,380
Ayala Land, Inc.	87,400	67,480
BDO Unibank, Inc.	31,485	78,316
SM Investments Corp.	4,760	83,052
SM Prime Holdings, Inc.	121,600	82,786
Universal Robina Corp.	18,070	43,642
		464,574
POLAND — 1.0%
Bank Polska Kasa Opieki SA	2,276	66,037
KGHM Polska Miedz SA (a)	2,528	59,809
Powszechna Kasa Oszczednosci Bank Polski SA	11,156	117,210
Powszechny Zaklad Ubezpieczen SA	10,115	118,200
		361,256
QATAR — 1.1%
Barwa Real Estate Co.	4,715	51,679
Commercial Bank PQSC	3,604	38,987
Ezdan Holding Group QSC (a)	11,664	41,579
Industries Qatar QSC	2,211	81,129
Masraf Al Rayan QSC	6,796	77,791
Qatar National Bank QPSC	2,114	113,211
		404,376
ROMANIA — 0.1%
NEPI Rockcastle PLC	3,505	27,533
RUSSIA — 0.9%
Mobile TeleSystems PJSC ADR	6,142	42,994
Sberbank of Russia PJSC ADR	28,133	308,338
		351,332
SOUTH AFRICA — 6.7%
Absa Group, Ltd.	6,296	70,825
Aspen Pharmacare Holdings, Ltd.	3,416	32,016
Bid Corp., Ltd.	3,731	68,732
Bidvest Group, Ltd.	5,663	81,432
Discovery, Ltd. (c)	8,465	94,030
FirstRand, Ltd.	29,869	136,129
Gold Fields, Ltd.	11,754	40,316
Growthpoint Properties, Ltd. REIT	38,955	63,097
Life Healthcare Group Holdings, Ltd.	29,430	54,011
Security Description	Shares	Value
MTN Group, Ltd.	16,000	$ 98,992
Naspers, Ltd. Class N	3,885	781,124
Nedbank Group, Ltd.	4,802	91,707
Old Mutual, Ltd.	14,728	22,934
Redefine Properties, Ltd. REIT	89,821	60,380
Remgro, Ltd.	4,792	64,873
Sanlam, Ltd.	14,719	81,653
Sappi, Ltd.	11,975	67,971
Sasol, Ltd.	4,272	126,215
Shoprite Holdings, Ltd.	4,960	65,564
SPAR Group, Ltd.	4,805	69,311
Standard Bank Group, Ltd.	11,648	144,788
Tiger Brands, Ltd.	2,489	47,371
Vodacom Group, Ltd.	6,309	57,893
Woolworths Holdings, Ltd.	12,165	46,588
		2,467,952
SOUTH KOREA — 14.9%
Amorepacific Corp.	356	66,842
AMOREPACIFIC Group	476	31,014
Celltrion, Inc. (a)	893	178,072
CJ CheilJedang Corp.	212	62,794
Coway Co., Ltd.	782	51,932
E-MART, Inc.	450	73,602
GS Holdings Corp.	1,438	66,500
Hana Financial Group, Inc.	2,880	93,565
Hankook Tire Co., Ltd.	1,281	46,094
HLB, Inc. (a)	156	11,171
Hyundai Engineering & Construction Co., Ltd.	1,780	87,102
Hyundai Glovis Co., Ltd.	424	49,020
Hyundai Mobis Co., Ltd.	650	110,683
Hyundai Motor Co.	1,308	138,912
Hyundai Motor Co. Preference Shares	769	48,381
Hyundai Steel Co.	1,505	61,034
Industrial Bank of Korea (a)	6,016	75,753
KB Financial Group, Inc. (a)	3,791	157,987
Kia Motors Corp.	2,812	84,930
Korea Electric Power Corp. (a)	2,480	73,569
Korea Zinc Co., Ltd.	173	67,057
KT&G Corp. (a)	1,190	108,250
LG Chem, Ltd.	536	166,689
LG Corp.	1,190	74,548
LG Electronics, Inc. (a)	1,492	83,305
LG Household & Health Care, Ltd.	105	103,607
Lotte Chemical Corp.	239	59,332
NAVER Corp.	1,262	137,985
NCSoft Corp.	265	110,793
POSCO	743	161,811
Samsung Biologics Co., Ltd. (a)(b)	31	10,738
Samsung C&T Corp.	730	69,022
Samsung Electro-Mechanics Co., Ltd.	74	6,864
Samsung Electronics Co., Ltd. Preference Shares	6,463	183,904
Samsung Electronics Co., Ltd.	40,702	1,411,693

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Samsung Fire & Marine Insurance Co., Ltd.	304	$ 73,289
Samsung Life Insurance Co., Ltd.	692	50,607
Samsung SDI Co., Ltd. (a)	808	158,588
Samsung SDS Co., Ltd.	476	87,026
Shinhan Financial Group Co., Ltd. (a)	4,057	143,984
SillaJen, Inc. (a)	328	21,606
SK Holdings Co., Ltd.	463	107,887
SK Hynix, Inc. (a)	5,752	311,880
SK Telecom Co., Ltd.	330	79,705
S-Oil Corp.	913	79,943
Woori Bank (a)	6,406	89,562
		5,528,632
TAIWAN — 12.4%
ASE Technology Holding Co., Ltd. (a)	34,656	65,733
Asustek Computer, Inc.	13,000	85,223
AU Optronics Corp.	179,000	71,630
Catcher Technology Co., Ltd.	3,000	21,960
Cathay Financial Holding Co., Ltd.	64,000	97,862
Chailease Holding Co., Ltd.	3,000	9,458
Chang Hwa Commercial Bank, Ltd.	113,840	63,703
China Development Financial Holding Corp.	265,000	83,801
China Life Insurance Co., Ltd.	67,378	61,049
China Steel Corp.	146,000	115,187
Chunghwa Telecom Co., Ltd.	25,000	91,909
Compal Electronics, Inc.	105,000	59,611
CTBC Financial Holding Co., Ltd.	146,000	95,949
E.Sun Financial Holding Co., Ltd.	140,422	91,827
Far Eastern New Century Corp.	27,000	24,508
Far EasTone Telecommunications Co., Ltd.	26,000	64,626
First Financial Holding Co., Ltd.	96,820	62,999
Formosa Chemicals & Fibre Corp.	26,000	88,818
Formosa Petrochemical Corp.	12,000	42,555
Formosa Plastics Corp.	39,000	128,152
Foxconn Technology Co., Ltd.	26,000	51,176
Fubon Financial Holding Co., Ltd.	64,000	97,967
Globalwafers Co., Ltd.	1,000	9,126
Hon Hai Precision Industry Co., Ltd.	117,400	270,421
Hua Nan Financial Holdings Co., Ltd.	114,257	65,052
Lite-On Technology Corp.	52,000	68,686
MediaTek, Inc.	12,000	89,599
Mega Financial Holding Co., Ltd.	92,000	77,672
Nan Ya Plastics Corp.	52,000	127,729
Pegatron Corp.	26,000	43,479
President Chain Store Corp.	7,000	70,827
Quanta Computer, Inc.	24,000	41,149
SinoPac Financial Holdings Co., Ltd.	186,794	62,595
Taishin Financial Holding Co., Ltd.	158,194	67,164
Taiwan Cement Corp.	60,200	69,724
Security Description	Shares	Value
Taiwan Cooperative Financial Holding Co., Ltd.	109,369	$ 62,803
Taiwan Mobile Co., Ltd.	13,000	45,043
Taiwan Semiconductor Manufacturing Co., Ltd.	208,000	1,525,978
Uni-President Enterprises Corp.	52,000	118,086
United Microelectronics Corp.	186,000	68,078
Walsin Technology Corp.	2,000	10,020
Win Semiconductors Corp.	1,000	3,839
Yageo Corp.	2,000	20,757
Yuanta Financial Holding Co., Ltd.	186,000	93,493
		4,587,023
THAILAND — 2.2%
Advanced Info Service PCL NVDR	17,300	91,654
Airports of Thailand PCL NVDR	57,300	113,069
Bangkok Dusit Medical Services PCL NVDR	107,200	81,651
CP ALL PCL NVDR	54,200	114,443
Kasikornbank PCL	18,600	105,396
Minor International PCL NVDR	58,700	61,296
PTT Global Chemical PCL NVDR	39,600	86,655
Siam Cement PCL	5,200	69,632
Siam Commercial Bank PCL NVDR	19,900	81,592
		805,388
TURKEY — 0.7%
BIM Birlesik Magazalar A/S	4,084	66,788
Eregli Demir ve Celik Fabrikalari TAS	12,356	16,769
Petkim Petrokimya Holding A/S	39,427	37,353
Turk Hava Yollari AO (a)	10,817	32,757
Turkcell Iletisim Hizmetleri A/S	20,734	47,432
Turkiye Halk Bankasi A/S	16,467	21,729
Turkiye Is Bankasi A/S Class C	45,546	38,783
		261,611
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Commercial Bank PJSC	39,423	87,579
Aldar Properties PJSC	93,407	40,687
DP World, Ltd.	3,528	60,329
Emirates Telecommunications Group Co. PJSC	13,349	61,709
First Abu Dhabi Bank PJSC	11,802	45,304
		295,608
TOTAL COMMON STOCKS (Cost $38,587,936)		36,863,125

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (d) (e) (Cost $151,424)	151,424	$ 151,424
TOTAL INVESTMENTS — 99.8% (Cost $38,739,360)		37,014,549
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		67,294
NET ASSETS — 100.0%		$ 37,081,843
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$36,793,493	$69,632	$—	$36,863,125
Short-Term Investment	151,424	—	—	151,424
TOTAL INVESTMENTS	$36,944,917	$69,632	$—	$37,014,549
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,688	$ 6,688	$ 978,513	$ 985,201	$—	$—	—	$ —	$ 291	$—
State Street Navigator Securities Lending Government Money Market Portfolio	137,367	137,367	442,073	428,016	—	—	151,424	151,424	767	—
Total		$144,055	$1,420,586	$1,413,217	$—	$—		$151,424	$1,058	$—
See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 5.7%
AGL Energy, Ltd. (a)	19,759	$ 286,553
Amcor, Ltd.	26,810	250,084
Aristocrat Leisure, Ltd.	12,162	186,995
ASX, Ltd.	4,442	187,442
Aurizon Holdings, Ltd.	28,274	85,193
Australia & New Zealand Banking Group, Ltd.	24,895	428,688
Bank of Queensland, Ltd.	12,030	82,150
Bendigo & Adelaide Bank, Ltd.	11,544	87,690
BHP Group PLC	8,598	180,857
BHP Group, Ltd.	13,189	317,827
Brambles, Ltd.	36,351	259,750
Caltex Australia, Ltd.	10,471	187,828
Coca-Cola Amatil, Ltd.	13,153	75,837
Cochlear, Ltd.	2,476	302,551
Coles Group, Ltd. (b)	19,513	161,274
Commonwealth Bank of Australia (a)	17,189	875,995
CSL, Ltd.	12,873	1,678,029
Dexus REIT	46,192	345,353
Flight Centre Travel Group, Ltd.	2,515	75,992
Fortescue Metals Group, Ltd.	28,690	84,629
Goodman Group REIT	20,106	150,464
GPT Group REIT	71,683	269,482
Insurance Australia Group, Ltd. (b)	32,614	160,722
LendLease Group	5,125	41,961
Macquarie Group, Ltd.	1,349	103,184
Medibank Pvt, Ltd.	113,023	204,490
Mirvac Group REIT	101,765	160,479
National Australia Bank, Ltd. (a)	20,320	344,328
Newcrest Mining, Ltd.	19,047	292,318
QBE Insurance Group, Ltd.	14,347	102,013
Ramsay Health Care, Ltd. (a)	2,368	96,240
REA Group, Ltd.	1,353	70,467
Scentre Group REIT	199,580	547,967
SEEK, Ltd.	2,897	34,508
Sonic Healthcare, Ltd.	23,997	373,524
Stockland REIT	53,003	131,346
Suncorp Group, Ltd.	9,522	84,665
Tabcorp Holdings, Ltd.	17,614	53,197
Telstra Corp., Ltd.	240,535	482,609
Transurban Group Stapled Security	57,353	470,386
Vicinity Centres REIT	149,876	274,333
Wesfarmers, Ltd.	26,571	602,707
Westpac Banking Corp.	32,919	580,301
Woodside Petroleum, Ltd.	4,880	107,600
Woolworths Group, Ltd. (a)	34,156	707,428
		12,587,436
AUSTRIA — 0.0% (c)
OMV AG	1,700	74,333
BELGIUM — 1.2%
Ageas	2,642	118,694
Anheuser-Busch InBev SA	4,396	289,959
Security Description	Shares	Value
Colruyt SA	9,564	$ 680,475
Groupe Bruxelles Lambert SA	5,857	509,388
KBC Group NV	1,928	124,922
Proximus SADP	19,785	534,219
Solvay SA	684	68,277
UCB SA	4,216	343,632
		2,669,566
CHINA — 0.1%
BeiGene, Ltd. ADR (b)	700	98,182
BOC Hong Kong Holdings, Ltd.	45,036	167,389
		265,571
DENMARK — 3.1%
AP Moller - Maersk A/S Class B	89	111,578
Carlsberg A/S Class B	1,314	139,412
Chr. Hansen Holding A/S	4,229	373,539
Coloplast A/S Class B	6,344	587,952
Danske Bank A/S	12,540	247,613
DSV A/S	9,223	606,394
Genmab A/S (b)	197	32,215
H Lundbeck A/S	1,924	84,117
ISS A/S	10,816	301,634
Novo Nordisk A/S Class B	63,053	2,877,395
Novozymes A/S Class B	6,866	305,964
Orsted A/S (d)	7,433	496,106
Pandora A/S	5,368	218,159
Tryg A/S	16,462	413,318
William Demant Holding A/S (b)	3,772	106,840
		6,902,236
FINLAND — 1.4%
Elisa Oyj	15,255	629,190
Fortum Oyj	2,655	57,970
Kone Oyj Class B	10,379	494,048
Neste Oyj	2,158	166,172
Nokia Oyj	21,573	124,046
Nokian Renkaat Oyj	3,008	92,223
Nordea Bank Abp	26,139	219,883
Orion Oyj Class B	5,292	183,180
Sampo Oyj Class A	21,664	951,231
UPM-Kymmene Oyj	3,161	80,039
Wartsila OYJ Abp	11,115	176,551
		3,174,533
FRANCE — 7.9%
Aeroports de Paris	2,648	500,978
Air Liquide SA	4,342	538,298
Airbus SE	2,614	250,889
Atos SE	658	53,767
AXA SA	21,814	470,256
BNP Paribas SA	14,523	655,362
Bureau Veritas SA	3,006	61,149
Capgemini SE	768	76,205
Carrefour SA	6,550	111,641
Casino Guichard Perrachon SA (a)	2,276	94,550
Cie de Saint-Gobain	3,987	132,926

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Cie Generale des Etablissements Michelin SCA	4,397	$ 435,791
Credit Agricole SA	16,042	172,931
Danone SA	6,891	484,542
Dassault Systemes SE	3,743	443,713
Engie SA	16,892	241,859
EssilorLuxottica SA	3,096	390,904
Eutelsat Communications SA	4,305	84,670
Faurecia SA	2,277	86,080
Hermes International	1,461	809,685
Iliad SA	643	90,153
Kering SA	1,505	708,133
Legrand SA	5,801	326,929
L'Oreal SA	7,386	1,698,793
LVMH Moet Hennessy Louis Vuitton SE	6,409	1,891,689
Orange SA	19,382	313,626
Pernod Ricard SA	1,900	311,245
Peugeot SA	6,535	139,287
Publicis Groupe SA	1,404	80,377
Renault SA	3,483	217,196
Safran SA	2,210	266,278
Sanofi	12,792	1,106,389
Schneider Electric SE	2,587	176,612
SCOR SE	6,220	280,149
SEB SA	419	54,029
Societe BIC SA	1,580	161,021
Societe Generale SA	12,288	390,788
Sodexo SA	4,721	483,014
Thales SA	6,413	747,764
TOTAL SA	22,161	1,169,894
Unibail-Rodamco-Westfield (e)	20,080	151,259
Unibail-Rodamco-Westfield (e)	24	3,715
Unibail-Rodamco-Westfield REIT	502	77,701
Valeo SA	5,973	174,183
Vinci SA	2,865	235,874
Vivendi SA	5,123	124,623
		17,476,917
GERMANY — 7.2%
adidas AG	4,396	916,612
Allianz SE	3,523	705,344
BASF SE	21,814	1,506,175
Bayer AG	6,713	464,735
Bayerische Motoren Werke AG	4,093	330,799
Beiersdorf AG	6,687	696,849
Commerzbank AG (b)	18,020	119,127
Continental AG	3,163	436,606
Covestro AG (d)	6,361	313,987
Daimler AG	11,964	627,895
Deutsche Bank AG	25,908	206,340
Deutsche Boerse AG	730	87,581
Deutsche Lufthansa AG	6,769	152,438
Deutsche Post AG	24,283	663,720
Deutsche Telekom AG	19,438	329,309
E.ON SE	16,334	161,085
Security Description	Shares	Value
Fresenius Medical Care AG & Co. KGaA	5,742	$ 371,783
Fresenius SE & Co. KGaA	2,407	116,611
Fuchs Petrolub SE Preference Shares	2,022	83,166
GEA Group AG	3,604	92,698
Hannover Rueck SE	1,576	212,049
HeidelbergCement AG	1,164	71,029
Henkel AG & Co. KGaA Preference Shares	3,854	420,304
Henkel AG & Co. KGaA	5,423	531,590
HUGO BOSS AG	2,022	124,633
Infineon Technologies AG	3,832	76,068
Innogy SE (d)(e)	534	24,863
Innogy SE (b)(e)	10,579	448,906
Merck KGaA	2,819	289,964
METRO AG	5,692	87,159
MTU Aero Engines AG	684	123,855
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,959	862,378
Porsche Automobil Holding SE Preference Shares	1,682	99,292
ProSiebenSat.1 Media SE	4,743	84,312
Puma SE	54	26,359
RWE AG	7,262	157,439
SAP SE	21,987	2,184,937
Siemens AG	4,573	509,066
ThyssenKrupp AG	5,177	88,653
TUI AG	15,173	217,495
Uniper SE	12,862	332,292
United Internet AG	997	43,537
Volkswagen AG Preference Shares	3,312	525,967
		15,925,007
HONG KONG — 5.8%
AIA Group, Ltd.	259,223	2,152,094
ASM Pacific Technology, Ltd.	11,600	111,787
Bank of East Asia, Ltd.	28,013	89,091
CK Asset Holdings, Ltd.	21,620	158,228
CK Hutchison Holdings, Ltd.	41,000	393,800
CK Infrastructure Holdings, Ltd.	66,000	499,888
CLP Holdings, Ltd.	111,000	1,254,702
Dairy Farm International Holdings, Ltd.	16,800	152,040
Galaxy Entertainment Group, Ltd.	44,000	279,870
Hang Seng Bank, Ltd.	44,029	988,626
HK Electric Investments & HK Electric Investments, Ltd.	348,540	351,685
HKT Trust & HKT, Ltd.	438,540	631,819
Hong Kong & China Gas Co., Ltd.	615,272	1,273,082
Hong Kong Exchanges & Clearing, Ltd.	30,043	869,516
Jardine Matheson Holdings, Ltd.	5,000	347,900
Jardine Strategic Holdings, Ltd.	2,600	95,446
Link REIT	43,000	435,528
MTR Corp., Ltd.	161,789	851,374

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
New World Development Co., Ltd.	70,749	$ 93,617
PCCW, Ltd.	417,000	240,208
Power Assets Holdings, Ltd.	86,000	598,645
Sands China, Ltd.	67,600	296,152
Sun Hung Kai Properties, Ltd.	10,000	142,541
Swire Pacific, Ltd. Class A	15,500	163,724
Techtronic Industries Co., Ltd.	34,500	183,310
WH Group, Ltd.	93,000	71,627
Yue Yuen Industrial Holdings, Ltd.	41,500	132,779
		12,859,079
IRELAND — 0.9%
AIB Group PLC	19,863	83,560
Bank of Ireland Group PLC	12,988	72,158
CRH PLC	4,564	120,520
James Hardie Industries PLC	7,508	79,919
Kerry Group PLC Class A	11,345	1,121,822
Kingspan Group PLC (a)	2,188	93,495
Paddy Power Betfair PLC	801	65,607
Ryanair Holdings PLC ADR (a)(b)	4,019	286,715
		1,923,796
ISRAEL — 0.9%
Azrieli Group, Ltd.	1,704	81,398
Bank Hapoalim BM	64,553	408,558
Bank Leumi Le-Israel BM	82,960	501,745
Bezeq The Israeli Telecommunication Corp., Ltd.	84,841	82,871
Check Point Software Technologies, Ltd. (b)	4,596	471,780
Mizrahi Tefahot Bank, Ltd.	16,810	284,039
Teva Pharmaceutical Industries, Ltd. ADR (b)	584	9,005
Teva Pharmaceutical Industries, Ltd.	6,825	107,122
		1,946,518
ITALY — 1.1%
Assicurazioni Generali SpA	17,129	285,883
Enel SpA	77,248	445,416
Eni SpA	15,252	239,701
Ferrari NV	2,543	252,272
Intesa Sanpaolo SpA	166,774	369,818
Luxottica Group SpA	1,780	105,199
Mediobanca Banca di Credito Finanziario SpA	10,308	86,916
Moncler SpA	6,117	202,297
Snam SpA	31,333	136,790
Telecom Italia SpA	279,535	133,253
UniCredit SpA	22,664	256,337
		2,513,882
JAPAN — 24.2%
ABC-Mart, Inc. (a)	5,400	299,248
Aeon Co., Ltd.	7,900	154,774
Ajinomoto Co., Inc.	8,900	158,750
ANA Holdings, Inc.	15,900	571,133
Aozora Bank, Ltd.	3,900	116,415
Asahi Group Holdings, Ltd.	8,500	330,734
Security Description	Shares	Value
Asahi Kasei Corp.	7,900	$ 81,365
Astellas Pharma, Inc.	87,400	1,116,448
Bandai Namco Holdings, Inc.	3,100	139,156
Benesse Holdings, Inc.	6,100	155,565
Bridgestone Corp.	17,800	687,242
Canon, Inc. (a)	38,300	1,047,608
Central Japan Railway Co.	2,300	485,617
Chiba Bank, Ltd.	13,300	74,431
Chubu Electric Power Co., Inc.	8,800	125,325
Chugoku Electric Power Co., Inc.	7,000	91,109
Concordia Financial Group, Ltd.	16,900	65,003
Daicel Corp.	5,600	57,728
Daifuku Co., Ltd.	2,300	105,236
Dai-ichi Life Holdings, Inc.	14,408	225,611
Daiichi Sankyo Co., Ltd.	7,506	240,200
Daito Trust Construction Co., Ltd.	4,100	561,104
Daiwa House Industry Co., Ltd.	14,000	446,356
Daiwa House REIT Investment Corp.	170	380,705
Denso Corp.	3,900	173,930
Disco Corp.	600	70,273
East Japan Railway Co.	7,600	672,685
Eisai Co., Ltd.	700	54,244
FamilyMart UNY Holdings Co., Ltd. (a)	1,700	215,531
FANUC Corp.	600	91,163
Fujitsu, Ltd.	3,800	237,147
Hikari Tsushin, Inc. (a)	300	46,949
Hitachi, Ltd.	11,400	305,015
Honda Motor Co., Ltd.	18,900	498,620
Hoshizaki Corp.	600	36,531
Hoya Corp.	8,900	536,604
Idemitsu Kosan Co., Ltd.	2,300	75,678
Inpex Corp.	7,500	67,108
Isuzu Motors, Ltd.	10,600	149,607
ITOCHU Corp.	15,214	258,894
Japan Airlines Co., Ltd.	17,600	624,177
Japan Exchange Group, Inc.	11,906	193,053
Japan Post Bank Co., Ltd.	27,000	297,772
Japan Post Holdings Co., Ltd.	62,800	724,076
Japan Prime Realty Investment Corp. REIT	88	334,467
Japan Real Estate Investment Corp. REIT	120	673,746
Japan Retail Fund Investment Corp. REIT	292	584,186
Japan Tobacco, Inc. (a)	34,800	829,916
JFE Holdings, Inc.	6,600	105,694
JXTG Holdings, Inc.	39,782	209,108
Kajima Corp.	22,500	303,103
Kakaku.com, Inc.	5,000	88,502
Kansai Electric Power Co., Inc.	8,800	132,343
Kao Corp.	15,200	1,129,661
KDDI Corp.	58,118	1,389,980
Keikyu Corp.	11,300	185,080
Keyence Corp.	2,200	1,116,493

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Kirin Holdings Co., Ltd.	14,700	$ 307,961
Kobe Steel, Ltd.	10,200	71,028
Koito Manufacturing Co., Ltd.	3,200	165,666
Komatsu, Ltd.	4,600	99,178
Kubota Corp.	6,000	85,394
Kyocera Corp.	700	35,142
Kyowa Hakko Kirin Co., Ltd.	4,000	75,723
Kyushu Railway Co.	16,319	552,569
Lawson, Inc.	7,100	449,756
LIXIL Group Corp.	6,600	81,932
M3, Inc.	12,200	163,905
Marubeni Corp.	32,300	227,394
Mazda Motor Corp.	8,800	91,036
McDonald's Holdings Co. Japan, Ltd. (a)	8,600	365,274
MEIJI Holdings Co., Ltd.	5,100	416,497
MISUMI Group, Inc.	6,700	141,615
Mitsubishi Chemical Holdings Corp.	16,300	123,697
Mitsubishi Corp.	11,700	322,053
Mitsubishi Electric Corp.	8,900	98,682
Mitsubishi Heavy Industries, Ltd.	4,300	155,045
Mitsubishi Tanabe Pharma Corp.	26,513	382,054
Mitsubishi UFJ Financial Group, Inc.	186,400	913,864
Mitsui & Co., Ltd.	16,900	260,397
Mizuho Financial Group, Inc.	587,600	912,075
MonotaRO Co., Ltd. (a)	3,700	91,661
MS&AD Insurance Group Holdings, Inc.	7,100	202,681
Murata Manufacturing Co., Ltd.	800	109,046
Nabtesco Corp. (a)	1,200	26,206
Nagoya Railroad Co., Ltd.	16,200	427,610
NEC Corp.	8,400	249,975
NH Foods, Ltd.	4,700	177,136
Nippon Building Fund, Inc. REIT	107	673,901
Nippon Prologis REIT, Inc.	189	399,481
Nippon Steel & Sumitomo Metal Corp.	11,000	189,742
Nippon Telegraph & Telephone Corp.	26,400	1,078,474
Nippon Yusen KK	2,200	33,908
Nissan Chemical Corp.	3,000	157,499
Nissan Motor Co., Ltd.	115,816	929,251
Nissin Foods Holdings Co., Ltd.	7,700	484,255
Nitori Holdings Co., Ltd.	4,700	588,169
Nitto Denko Corp.	4,900	247,557
Nomura Holdings, Inc.	35,800	137,307
Nomura Real Estate Master Fund, Inc. REIT	331	435,641
Nomura Research Institute, Ltd.	1,300	48,284
NTT DOCOMO, Inc.	77,922	1,756,024
Obayashi Corp.	10,900	98,752
Ono Pharmaceutical Co., Ltd.	7,700	157,558
Oracle Corp. Japan	2,800	178,645
Oriental Land Co., Ltd.	9,500	957,230
ORIX Corp.	14,700	215,111
Security Description	Shares	Value
Osaka Gas Co., Ltd.	8,100	$ 148,320
Otsuka Corp.	6,400	176,166
Otsuka Holdings Co., Ltd.	11,000	450,467
Panasonic Corp.	18,500	167,034
Park24 Co., Ltd.	7,600	167,149
Pigeon Corp.	2,000	85,677
Recruit Holdings Co., Ltd.	25,905	628,648
Resona Holdings, Inc.	33,900	163,359
Ricoh Co., Ltd.	9,500	93,255
Ryohin Keikaku Co., Ltd.	1,000	241,991
Sankyo Co., Ltd.	6,200	236,212
Santen Pharmaceutical Co., Ltd.	3,200	46,258
Secom Co., Ltd.	6,500	539,954
Sekisui Chemical Co., Ltd.	5,200	77,302
Sekisui House, Ltd.	6,000	88,538
Seven & i Holdings Co., Ltd.	8,400	366,196
Shimamura Co., Ltd. (a)	2,100	160,780
Shimano, Inc.	800	113,166
Shin-Etsu Chemical Co., Ltd.	1,000	77,802
Shionogi & Co., Ltd.	8,200	468,689
Shizuoka Bank, Ltd.	9,600	75,337
SMC Corp.	1,200	363,560
SoftBank Group Corp.	7,300	486,046
Sompo Holdings, Inc.	2,700	91,842
Sony Corp.	6,400	310,681
Subaru Corp.	11,600	249,519
SUMCO Corp. (a)	1,200	13,420
Sumitomo Corp.	11,712	166,689
Sumitomo Electric Industries, Ltd.	8,900	118,596
Sumitomo Mitsui Financial Group, Inc.	21,500	714,282
Sumitomo Mitsui Trust Holdings, Inc.	4,700	172,295
Suntory Beverage & Food, Ltd.	15,187	686,574
Suzuki Motor Corp.	2,900	147,148
Sysmex Corp.	4,400	211,588
T&D Holdings, Inc.	6,000	69,945
Taiheiyo Cement Corp.	2,500	77,360
Taisei Corp.	5,500	235,861
Taisho Pharmaceutical Holdings Co., Ltd.	5,000	502,666
Takashimaya Co., Ltd.	5,000	63,984
Takeda Pharmaceutical Co., Ltd. (a)	11,100	374,839
TDK Corp.	1,200	84,437
Terumo Corp.	3,800	215,569
Tobu Railway Co., Ltd.	11,600	313,273
Tohoku Electric Power Co., Inc.	8,100	107,050
Tokio Marine Holdings, Inc.	6,400	305,431
Tokyo Electric Power Co. Holdings, Inc. (b)	51,200	304,731
Tokyo Electron, Ltd.	200	22,814
Tokyo Gas Co., Ltd.	11,408	289,632
Toray Industries, Inc.	49,000	344,784
Toshiba Corp.	3,200	90,416
Tosoh Corp.	6,100	79,617
Toyo Suisan Kaisha, Ltd.	14,200	496,350

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Toyota Motor Corp.	24,500	$ 1,430,497
Toyota Tsusho Corp.	3,900	115,349
Trend Micro, Inc. (b)	1,500	81,621
Tsuruha Holdings, Inc.	2,500	214,647
Unicharm Corp.	12,406	402,433
United Urban Investment Corp. REIT	322	499,516
USS Co., Ltd.	9,300	156,731
West Japan Railway Co.	5,100	360,763
Yahoo! Japan Corp.	35,000	87,408
Yamada Denki Co., Ltd.	71,900	345,361
Yamaguchi Financial Group, Inc.	8,100	77,888
Yamaha Corp.	2,000	85,312
Yamaha Motor Co., Ltd. (a)	4,300	84,617
Yamato Holdings Co., Ltd. (a)	3,500	96,468
Yamazaki Baking Co., Ltd.	4,000	84,072
Yaskawa Electric Corp.	4,800	118,037
ZOZO, Inc.	6,800	124,577
		53,325,836
LUXEMBOURG — 0.2%
ArcelorMittal	5,412	112,227
RTL Group SA	5,193	277,229
SES SA	6,046	115,491
		504,947
NETHERLANDS — 2.5%
Aegon NV	30,998	144,541
Akzo Nobel NV	1,050	84,502
ASML Holding NV	9,563	1,499,425
EXOR NV	1,704	92,059
Heineken NV	1,400	123,552
ING Groep NV	38,324	412,253
Koninklijke Ahold Delhaize NV	21,038	530,894
Koninklijke DSM NV	994	81,176
Koninklijke KPN NV	32,655	95,564
Koninklijke Philips NV	4,034	142,633
NN Group NV	7,045	280,261
NXP Semiconductors NV	1,718	125,895
Randstad NV	2,268	103,940
Royal Dutch Shell PLC Class A	29,225	858,873
Royal Dutch Shell PLC Class B	20,690	616,608
Wolters Kluwer NV	3,604	212,835
		5,405,011
NEW ZEALAND — 0.4%
Auckland International Airport, Ltd.	26,229	126,281
Fisher & Paykel Healthcare Corp., Ltd.	9,646	84,085
Meridian Energy, Ltd.	67,847	154,910
Ryman Healthcare, Ltd.	20,591	148,290
Spark New Zealand, Ltd.	113,763	316,578
		830,144
NORWAY — 0.4%
DNB ASA	9,732	155,267
Equinor ASA	6,238	132,372
Gjensidige Forsikring ASA	5,979	93,353
Security Description	Shares	Value
Marine Harvest ASA	3,719	$ 78,468
Telenor ASA	17,070	330,197
Yara International ASA	1,603	61,738
		851,395
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	23,787	82,909
Jeronimo Martins SGPS SA	7,473	88,332
		171,241
SINGAPORE — 2.2%
CapitaLand Mall Trust REIT	138,100	228,985
ComfortDelGro Corp., Ltd.	60,400	95,275
DBS Group Holdings, Ltd.	47,603	827,377
Keppel Corp., Ltd.	13,211	57,283
Oversea-Chinese Banking Corp., Ltd.	126,438	1,044,528
SATS, Ltd.	48,000	164,109
Singapore Airlines, Ltd.	74,900	517,651
Singapore Press Holdings, Ltd.	75,000	129,310
Singapore Technologies Engineering, Ltd.	49,200	125,978
Singapore Telecommunications, Ltd.	448,500	964,127
United Overseas Bank, Ltd.	29,975	540,342
Venture Corp., Ltd.	3,200	32,751
		4,727,716
SOUTH AFRICA — 0.0% (c)
Investec PLC	5,351	30,061
SPAIN — 1.9%
ACS Actividades de Construccion y Servicios SA	2,832	109,521
Amadeus IT Group SA	12,931	899,341
Banco Bilbao Vizcaya Argentaria SA	68,347	362,175
Banco de Sabadell SA	74,357	85,044
Banco Santander SA	182,388	828,358
Bankia SA	26,209	76,700
CaixaBank SA	31,980	115,669
Endesa SA	3,523	81,070
Iberdrola SA	46,252	371,062
Industria de Diseno Textil SA	30,005	766,610
Repsol SA	13,534	217,837
Telefonica SA	36,282	304,391
		4,217,778
SWEDEN — 2.3%
Alfa Laval AB	1,629	34,846
Assa Abloy AB Class B	22,498	401,322
Atlas Copco AB Class A	20,132	477,990
Atlas Copco AB Class B	10,685	232,987
Boliden AB	6,057	131,157
Electrolux AB Class B	5,198	109,696
Epiroc AB Class A (b)	20,671	195,475
Epiroc AB Class B (b)	5,417	48,195
Essity AB Class B	2,811	68,992
Hennes & Mauritz AB Class B (a)	29,882	424,745
Hexagon AB Class B	5,276	242,798

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
ICA Gruppen AB (a)	4,660	$ 166,514
Investor AB Class B	12,230	518,122
Kinnevik AB Class B	1,997	48,135
L E Lundbergforetagen AB Class B	3,527	103,910
Sandvik AB	12,229	174,279
Skandinaviska Enskilda Banken AB Class A	13,462	130,735
Skanska AB Class B	10,991	174,798
SKF AB Class B	5,766	87,441
Svenska Handelsbanken AB Class A	12,164	134,868
Swedbank AB Class A	6,497	144,914
Swedish Match AB	6,417	252,675
Telefonaktiebolaget LM Ericsson Class B	12,275	107,882
Telia Co. AB	86,284	408,557
Volvo AB Class B	9,344	122,203
		4,943,236
SWITZERLAND — 11.9%
ABB, Ltd.	43,800	830,636
Adecco Group AG	4,397	204,863
Baloise Holding AG	2,192	301,072
Barry Callebaut AG	157	243,829
Chocoladefabriken Lindt & Spruengli AG	110	680,665
Cie Financiere Richemont SA	1,840	117,590
Coca-Cola HBC AG (b)	596	18,612
Credit Suisse Group AG (b)	16,143	176,856
EMS-Chemie Holding AG	264	125,064
Ferguson PLC	6,210	396,797
Geberit AG	1,101	426,975
Givaudan SA	437	1,008,939
Glencore PLC (b)	98,570	365,757
Julius Baer Group, Ltd. (b)	1,998	70,957
Kuehne + Nagel International AG	7,650	980,501
LafargeHolcim, Ltd. (b)(e)	1,402	57,599
LafargeHolcim, Ltd. (b)(e)	1,666	68,238
Nestle SA	67,585	5,470,971
Novartis AG	20,346	1,734,508
Partners Group Holding AG (a)	1,141	689,832
Roche Holding AG	21,715	5,361,565
Schindler Holding AG (e)	1,226	242,141
Schindler Holding AG (e)	971	187,738
SGS SA	158	354,210
Sika AG	5,141	649,796
Sonova Holding AG	2,514	409,564
Straumann Holding AG	163	102,185
Swatch Group AG	149	43,334
Swiss Life Holding AG (b)	964	370,228
Swiss Prime Site AG (b)	6,015	485,386
Swiss Re AG	14,562	1,331,231
Swisscom AG	2,540	1,210,223
Temenos AG (b)	708	84,676
UBS Group AG (b)	29,844	370,401
Vifor Pharma AG	146	15,832
Security Description	Shares	Value
Zurich Insurance Group AG	3,160	$ 939,537
		26,128,308
UNITED KINGDOM — 18.1%
3i Group PLC	30,800	303,381
Admiral Group PLC	13,400	349,346
Anglo American PLC (a)	6,576	146,382
Ashtead Group PLC	13,011	271,264
Associated British Foods PLC	8,305	216,093
AstraZeneca PLC	41,369	3,094,340
Aviva PLC	29,303	140,138
Babcock International Group PLC	7,543	47,006
BAE Systems PLC	158,290	925,739
Barclays PLC	234,144	448,859
Barratt Developments PLC	26,324	155,159
Berkeley Group Holdings PLC	4,484	198,679
BP PLC	123,544	780,356
British American Tobacco PLC	18,590	591,905
British Land Co. PLC REIT	6,302	42,796
BT Group PLC	314,654	954,170
Bunzl PLC	9,913	299,091
Burberry Group PLC	12,118	267,848
Carnival PLC	5,634	270,013
Centrica PLC	103,792	178,324
CNH Industrial NV	6,525	58,539
Coca-Cola European Partners PLC (b)	1,800	82,530
Compass Group PLC	73,558	1,545,777
Croda International PLC	3,890	232,109
DCC PLC	461	35,140
Diageo PLC	82,891	2,950,680
Direct Line Insurance Group PLC	108,227	439,289
easyJet PLC	966	13,595
Experian PLC	24,649	598,036
Fiat Chrysler Automobiles NV (b)	17,207	249,457
G4S PLC	9,801	24,584
GlaxoSmithKline PLC	188,689	3,583,566
Hammerson PLC REIT	4,631	19,428
Hargreaves Lansdown PLC	8,524	200,730
HSBC Holdings PLC	224,011	1,845,608
Imperial Brands PLC	30,219	914,834
InterContinental Hotels Group PLC	334	18,023
International Consolidated Airlines Group SA	5,844	46,230
Intertek Group PLC	4,335	265,011
ITV PLC	98,474	156,582
J Sainsbury PLC	25,461	85,932
Johnson Matthey PLC	5,430	193,569
Kingfisher PLC	84,589	223,545
Land Securities Group PLC REIT	5,529	56,644
Legal & General Group PLC	161,635	475,533
Lloyds Banking Group PLC	475,959	314,305
London Stock Exchange Group PLC	6,805	352,047
Marks & Spencer Group PLC	73,981	232,917
Meggitt PLC	5,597	33,574
Melrose Industries PLC	21,307	44,463
Mondi PLC	9,418	195,934

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
National Grid PLC	89,941	$ 875,382
Next PLC	3,868	196,608
Pearson PLC	9,845	117,662
Persimmon PLC	8,993	221,052
Prudential PLC	12,608	225,127
Randgold Resources, Ltd.	2,224	185,414
Reckitt Benckiser Group PLC	5,146	394,089
RELX PLC (e)	66,214	1,363,197
RELX PLC (e)	10,292	211,422
Rio Tinto PLC	32,067	1,523,352
Rio Tinto, Ltd.	10,206	563,809
Rolls-Royce Holdings PLC (b)	42,463	448,871
Royal Bank of Scotland Group PLC	27,868	76,913
Royal Mail PLC	61,702	213,826
RSA Insurance Group PLC	31,437	205,636
Sage Group PLC	27,705	212,204
Schroders PLC	3,198	99,503
Segro PLC REIT	3,524	26,417
Severn Trent PLC	2,904	67,147
Shire PLC	2,684	156,218
Smith & Nephew PLC	48,976	913,182
Smiths Group PLC	9,863	171,339
SSE PLC	50,541	696,151
Standard Chartered PLC	23,118	179,397
Standard Life Aberdeen PLC	14,565	47,627
Taylor Wimpey PLC	94,148	163,373
Tesco PLC	66,678	161,435
Unilever NV	39,228	2,126,478
Unilever PLC	29,062	1,520,694
United Utilities Group PLC	8,217	77,045
Vodafone Group PLC	391,455	762,294
Weir Group PLC	835	13,804
Whitbread PLC	4,967	289,666
Wm Morrison Supermarkets PLC	23,172	62,934
WPP PLC	18,474	199,192
		39,937,560
TOTAL COMMON STOCKS (Cost $239,933,742)		219,392,107

RIGHTS — 0.0% (c)
SPAIN — 0.0% (c)
Repsol SA (expiring 01/14/19) (a) (b)	13,534	6,189
TOTAL RIGHTS (Cost $6,349)		6,189
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (f) (g)	40,681	$ 40,681
State Street Navigator Securities Lending Government Money Market Portfolio (f) (h)	3,815,862	3,815,862
TOTAL SHORT-TERM INVESTMENTS (Cost $3,856,543)		3,856,543
TOTAL INVESTMENTS — 101.3% (Cost $243,796,634)		223,254,839
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(2,809,062)
NET ASSETS — 100.0%		$ 220,445,777
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2018.
(h)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$219,392,107	$—	$—	$219,392,107
Rights	6,189	—	—	6,189
Short-Term Investments	3,856,543	—	—	3,856,543
TOTAL INVESTMENTS	$223,254,839	$—	$—	$223,254,839
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	43,852	$ 43,852	$ 4,759,190	$ 4,762,361	$—	$—	40,681	$ 40,681	$1,531	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,930,232	2,930,232	10,489,718	9,604,088	—	—	3,815,862	3,815,862	8,138	—
Total		$2,974,084	$15,248,908	$14,366,449	$—	$—		$3,856,543	$9,669	$—
See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 4.5%
Ambev SA ADR	458,720	$ 1,798,182
Ambev SA	10,556	41,889
Atacadao Distribuicao Comercio e Industria Ltda	7,644	35,678
B3 SA - Brasil Bolsa Balcao	17,265	119,428
Banco Bradesco SA Preference Shares	49,352	492,151
Banco Bradesco SA (a)	15,763	137,671
Banco do Brasil SA	17,743	212,829
Banco Santander Brasil SA	5,154	56,783
BB Seguridade Participacoes SA	123,894	881,955
BR Malls Participacoes SA	5,790	19,525
Braskem SA Class A, Preference Shares	2,313	28,276
BRF SA (a)(b)	5,254	29,728
BRF SA ADR (a)	2,635	14,967
CCR SA	13,251	38,292
Centrais Eletricas Brasileiras SA (a)(b)	4,506	28,170
Centrais Eletricas Brasileiras SA ADR (a)	4,984	35,785
Centrais Eletricas Brasileiras SA Class B, Preference Shares (a)	490	3,561
Cia Brasileira de Distribuicao ADR	1,333	27,686
Cia de Saneamento Basico do Estado de Sao Paulo	702	5,705
Cia de Saneamento Basico do Estado de Sao Paulo ADR	2,745	22,152
Cia Energetica de Minas Gerais ADR (b)	9,583	34,115
Cia Energetica de Minas Gerais Preference Shares	6,315	22,583
Cia Siderurgica Nacional SA ADR (a)(b)	6,858	15,019
Cia Siderurgica Nacional SA (a)	1,232	2,810
Cielo SA	147,291	337,849
Cosan SA	2,411	20,815
Embraer SA	980	5,482
Embraer SA ADR	3,220	71,259
Engie Brasil Energia SA	19,297	164,403
Equatorial Energia SA	29,758	572,471
Fibria Celulose SA ADR (b)	8,589	147,817
Gerdau SA Preference Shares	20,164	77,103
Hypera SA	33,382	260,114
IRB Brasil Resseguros S/A	13,567	292,150
Itau Unibanco Holding SA Preference Shares ADR	64,117	586,029
Itau Unibanco Holding SA Preference Shares	1,584	14,509
Itausa - Investimentos Itau SA Preference Shares	429,238	1,337,856
JBS SA	38,541	115,253
Klabin SA	5,822	23,854
Kroton Educacional SA	23,371	53,487
Security Description	Shares	Value
Localiza Rent a Car SA	945	$ 7,254
Lojas Americanas SA Preference Shares	5,104	25,943
Lojas Renner SA	63,739	697,293
M Dias Branco SA	8,382	92,563
Magazine Luiza SA	2,600	121,469
Multiplan Empreendimentos Imobiliarios SA	630	3,952
Natura Cosmeticos SA	604	7,013
Petrobras Distribuidora SA	8,284	54,931
Petroleo Brasileiro SA Preference Shares ADR	30,165	349,612
Petroleo Brasileiro SA ADR	19,916	259,107
Petroleo Brasileiro SA Preference Shares (b)	509	2,979
Porto Seguro SA	2,252	30,302
Raia Drogasil SA	12,836	189,274
Rumo SA (a)	24,346	106,788
Sul America SA	10,950	80,802
Suzano Papel e Celulose SA	2,597	25,516
Telefonica Brasil SA ADR	12,941	154,386
Telefonica Brasil SA Preference Shares	712	8,493
TIM Participacoes SA ADR (b)	2,651	40,666
TIM Participacoes SA	1,806	5,522
Ultrapar Participacoes SA	429	5,889
Ultrapar Participacoes SA ADR	7,221	97,772
Vale SA ADR (b)	28,412	374,754
Vale SA	2,081	27,383
WEG SA	4,969	22,488
		10,977,542
CHILE — 1.5%
Aguas Andinas SA Class A	838,525	461,213
Banco de Chile	1,352,209	193,226
Banco de Chile ADR	34,472	985,899
Banco de Credito e Inversiones SA	2,927	190,149
Banco Santander Chile ADR	1,681	50,262
Banco Santander Chile	90,118	6,712
Cencosud SA	35,898	64,989
Cia Cervecerias Unidas SA	1,685	21,647
Cia Cervecerias Unidas SA ADR	7,968	200,236
Colbun SA	431,753	86,699
Embotelladora Andina SA Class B, Preference Shares	1,220	4,561
Empresas CMPC SA	15,895	50,527
Empresas COPEC SA	3,892	46,703
Enel Americas SA ADR	11,635	103,784
Enel Americas SA	59,762	10,550
Enel Chile SA ADR	1,626	8,049
Enel Chile SA	166,894	16,105
Itau CorpBanca ADR	681	9,520
Latam Airlines Group SA ADR (b)	3,616	37,245
Latam Airlines Group SA	684	6,834
SACI Falabella	94,506	693,080

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sociedad Quimica y Minera de Chile SA ADR (b)	10,092	$ 386,524
		3,634,514
CHINA — 23.6%
3SBio, Inc. (b)(c)	43,890	56,282
51job, Inc. ADR (a)	874	54,573
AAC Technologies Holdings, Inc.	101,500	589,216
Agile Group Holdings, Ltd.	28,000	32,938
Agricultural Bank of China, Ltd. Class A	41,200	21,588
Agricultural Bank of China, Ltd. Class H	2,698,000	1,181,981
Air China, Ltd. Class H	52,000	45,296
Alibaba Group Holding, Ltd. ADR (a)	10,939	1,499,409
Aluminum Corp. of China, Ltd. Class H (a)	114,000	36,693
Angang Steel Co., Ltd. Class H	24,000	16,553
Anhui Conch Cement Co., Ltd.	6,200	26,423
Anhui Conch Cement Co., Ltd. Class H	85,000	412,550
ANTA Sports Products, Ltd.	163,000	781,757
Autohome, Inc. ADR (b)	6,189	484,165
AviChina Industry & Technology Co., Ltd. Class H	58,000	36,447
BAIC Motor Corp., Ltd. Class H (c)	39,500	20,836
Baidu, Inc. ADR (a)	5,110	810,446
Bank of Beijing Co., Ltd. Class A	120,000	97,986
Bank of China, Ltd. Class H	5,664,071	2,445,230
Bank of Communications Co., Ltd. Class A	225,500	190,041
Bank of Communications Co., Ltd. Class H	491,000	383,175
Bank of Jiangsu Co., Ltd. Class A	65,900	57,264
Bank of Nanjing Co., Ltd. Class A	44,700	42,030
Bank of Ningbo Co., Ltd. Class A	27,700	65,396
Bank of Shanghai Co., Ltd. Class A	61,500	100,167
BBMG Corp. Class H (b)	80,000	25,238
Beijing Capital International Airport Co., Ltd. Class H	174,000	184,682
Beijing Enterprises Holdings, Ltd.	13,500	71,558
Beijing Enterprises Water Group, Ltd. (a)	82,000	41,789
BOE Technology Group Co., Ltd. Class A	110,900	42,453
Brilliance China Automotive Holdings, Ltd.	320,000	238,283
BYD Co., Ltd. Class H	9,000	57,419
BYD Electronic International Co., Ltd.	11,000	13,825
CAR, Inc. (a)	268,000	199,562
CGN Power Co., Ltd. Class H (c)	321,100	76,283
China Agri-Industries Holdings, Ltd.	97,000	34,566
Security Description	Shares	Value
China Cinda Asset Management Co., Ltd. Class H	332,548	$ 80,702
China CITIC Bank Corp., Ltd. Class H	811,000	493,063
China Coal Energy Co., Ltd. Class H	75,000	29,504
China Communications Construction Co., Ltd. Class H	240,000	226,839
China Communications Services Corp., Ltd. Class H	50,000	41,383
China Conch Venture Holdings, Ltd.	160,500	477,645
China Construction Bank Corp. Class H	3,802,394	3,137,357
China Eastern Airlines Corp., Ltd. Class H	42,000	23,389
China Everbright Bank Co., Ltd. Class H	386,274	167,251
China Everbright International, Ltd.	69,888	62,663
China Evergrande Group (b)	37,625	112,692
China Galaxy Securities Co., Ltd. Class H	113,334	51,243
China Hongqiao Group, Ltd. (b)	89,000	50,585
China Huarong Asset Management Co., Ltd. Class H (c)	505,200	92,273
China Huishan Dairy Holdings Co., Ltd. (a)(d)	1,072,393	—
China International Capital Corp., Ltd. Class H (c)	12,800	24,033
China International Travel Service Corp., Ltd. Class A	2,800	24,534
China Jinmao Holdings Group, Ltd.	88,000	39,564
China Life Insurance Co., Ltd. Class H	174,000	369,808
China Longyuan Power Group Corp., Ltd. Class H	96,000	65,354
China Medical System Holdings, Ltd.	243,733	226,631
China Mengniu Dairy Co., Ltd. (a)	72,000	224,386
China Merchants Bank Co., Ltd. Class A	6,400	23,475
China Merchants Bank Co., Ltd. Class H	82,500	302,420
China Merchants Port Holdings Co., Ltd.	49,812	89,707
China Minsheng Banking Corp., Ltd. Class A	76,300	63,636
China Minsheng Banking Corp., Ltd. Class H	326,460	225,164
China Mobile, Ltd.	245,497	2,362,674
China Molybdenum Co., Ltd. Class H	60,000	22,071
China National Building Material Co., Ltd. Class H	106,000	72,568
China Oilfield Services, Ltd. Class H	28,000	24,068

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Overseas Land & Investment, Ltd.	86,000	$ 295,478
China Pacific Insurance Group Co., Ltd. Class A	13,700	56,692
China Pacific Insurance Group Co., Ltd. Class H	42,400	137,283
China Petroleum & Chemical Corp. Class H	1,738,395	1,241,179
China Power International Development, Ltd.	172,000	39,104
China Railway Construction Corp., Ltd. Class H	86,500	119,983
China Railway Group, Ltd. Class H	138,000	125,673
China Railway Signal & Communication Corp., Ltd. Class H (c)	505,000	353,465
China Reinsurance Group Corp. Class H	2,045,000	417,915
China Resources Beer Holdings Co., Ltd.	164,092	573,217
China Resources Gas Group, Ltd.	130,000	514,730
China Resources Pharmaceutical Group, Ltd. (c)	217,500	283,912
China Resources Power Holdings Co., Ltd.	114,267	219,796
China Shenhua Energy Co., Ltd. Class H	87,000	190,683
China Southern Airlines Co., Ltd. Class H	58,000	35,929
China State Construction Engineering Corp., Ltd. Class A	24,600	20,409
China Taiping Insurance Holdings Co., Ltd.	31,010	85,156
China Telecom Corp., Ltd. Class H	1,792,000	915,529
China Tower Corp., Ltd. Class H (a)(c)	724,000	136,859
China Travel International Investment Hong Kong, Ltd.	72,000	19,220
China Unicom Hong Kong, Ltd.	224,000	239,182
China Vanke Co., Ltd. Class H	21,092	71,660
China Yangtze Power Co., Ltd. Class A	77,800	179,825
China Zhongwang Holdings, Ltd.	51,200	22,692
Chongqing Rural Commercial Bank Co., Ltd. Class H	146,000	78,321
CIFI Holdings Group Co., Ltd.	66,000	35,068
CITIC Securities Co., Ltd. Class H	40,000	68,971
CITIC, Ltd.	213,000	334,081
CNOOC, Ltd.	309,000	477,549
COSCO SHIPPING Energy Transportation Co., Ltd. Class H	178,000	88,894
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	36,500	13,753
Security Description	Shares	Value
COSCO SHIPPING Ports, Ltd.	318,983	$ 313,713
Country Garden Holdings Co., Ltd.	133,266	162,213
Country Garden Services Holdings Co., Ltd. (a)	138,000	219,267
CRRC Corp., Ltd. Class H	112,000	109,291
CSPC Pharmaceutical Group, Ltd.	618,000	891,951
Ctrip.com International, Ltd. ADR (a)	2,835	76,715
Dali Foods Group Co., Ltd. (c)	270,500	200,042
Daqin Railway Co., Ltd. Class A	80,700	96,671
Datang International Power Generation Co., Ltd. Class H	98,000	23,031
Dongfeng Motor Group Co., Ltd. Class H	212,000	192,251
ENN Energy Holdings, Ltd.	20,000	177,409
Far East Horizon, Ltd.	51,000	51,460
Focus Media Information Technology Co., Ltd. Class A	73,600	56,135
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,100	41,058
Fosun International, Ltd.	50,000	72,803
Future Land Development Holdings, Ltd.	28,000	19,169
Fuyao Glass Industry Group Co., Ltd. Class H (c)	60,800	194,530
Geely Automobile Holdings, Ltd.	733,000	1,291,985
GF Securities Co., Ltd. Class H	32,400	43,948
GOME Retail Holdings, Ltd. (a)(b)	350,000	29,057
Great Wall Motor Co., Ltd. Class H (b)	134,000	76,847
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	5,500	28,571
Greentown China Holdings, Ltd.	22,500	16,898
Greentown Service Group Co., Ltd.	96,000	73,569
Guangdong Investment, Ltd.	672,000	1,299,480
Guangzhou Automobile Group Co., Ltd. Class H	67,200	67,034
Guangzhou R&F Properties Co., Ltd. Class H	33,200	50,207
Guotai Junan Securities Co., Ltd. Class H (c)	10,600	21,445
Haitian International Holdings, Ltd.	66,000	127,290
Haitong Securities Co., Ltd. Class H	74,800	71,653
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	38,911	145,895
Hengan International Group Co., Ltd.	87,874	639,749
Huadian Power International Corp., Ltd. Class H	208,000	93,780
Huaneng Power International, Inc. Class H	718,000	456,697
Huaneng Renewables Corp., Ltd. Class H	130,000	34,869

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Huatai Securities Co., Ltd. Class H (b)(c)	29,843	$ 47,265
Huaxia Bank Co., Ltd. Class A	45,700	49,157
Huazhu Group, Ltd. ADR (b)	300	8,589
Industrial & Commercial Bank of China, Ltd. Class A	28,100	21,636
Industrial & Commercial Bank of China, Ltd. Class H	3,337,448	2,382,871
Industrial Bank Co., Ltd. Class A	119,000	258,773
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	9,500	31,637
Inner Mongolia Yitai Coal Co., Ltd. Class B	220,400	260,513
JD.com, Inc. ADR (a)	5,442	113,901
Jiangsu Expressway Co., Ltd. Class H	352,000	490,953
Jiangsu Hengrui Medicine Co., Ltd. Class A	14,200	109,026
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,500	34,467
Jiangxi Copper Co., Ltd. Class H	58,000	68,228
Kaisa Group Holdings, Ltd. (a)	63,000	20,117
Kangmei Pharmaceutical Co., Ltd. Class A	24,100	32,307
Kingsoft Corp., Ltd.	16,000	23,052
Kunlun Energy Co., Ltd.	56,000	59,366
Kweichow Moutai Co., Ltd. Class A	2,700	231,870
KWG Group Holdings, Ltd. (a)	27,500	24,341
Legend Holdings Corp. Class H (c)	17,600	46,083
Lenovo Group, Ltd.	788,915	533,040
Logan Property Holdings Co., Ltd.	16,000	20,048
Longfor Group Holdings, Ltd.	23,500	70,236
Luye Pharma Group, Ltd. (c)	22,500	15,662
Metallurgical Corp. of China, Ltd. Class H	153,000	36,739
MMG, Ltd. (a)	40,000	17,217
NetEase, Inc. ADR	7,885	1,855,892
New China Life Insurance Co., Ltd. Class H	16,000	63,556
New Oriental Education & Technology Group, Inc. ADR (a)	14,755	808,722
Nexteer Automotive Group, Ltd.	98,000	139,690
Noah Holdings, Ltd. ADR (a)	2,006	86,900
People's Insurance Co. Group of China, Ltd. Class H	282,000	113,458
PetroChina Co., Ltd. Class H	1,426,000	888,820
PICC Property & Casualty Co., Ltd. Class H	228,270	233,537
Ping An Insurance Group Co. of China, Ltd. Class H	74,000	653,579
Postal Savings Bank of China Co., Ltd. Class H (c)	79,000	41,673
Semiconductor Manufacturing International Corp. (a)(b)	72,700	63,606
Security Description	Shares	Value
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	232,000	$ 187,867
Shanghai Electric Group Co., Ltd. Class H	104,000	33,208
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	6,000	17,626
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	314,527	401,022
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	94,600	192,357
Shanghai Pudong Development Bank Co., Ltd. Class A	168,624	240,529
Shenzhen Investment, Ltd.	90,000	29,773
Shenzhou International Group Holdings, Ltd.	119,000	1,348,931
Shui On Land, Ltd.	77,500	17,224
Sihuan Pharmaceutical Holdings Group, Ltd.	369,000	64,569
SINA Corp. (a)	1,035	55,517
Sino-Ocean Group Holding, Ltd.	104,000	45,828
Sinopec Engineering Group Co., Ltd. Class H	32,000	26,281
Sinopec Shanghai Petrochemical Co., Ltd. Class H	380,000	166,476
Sinopharm Group Co., Ltd. Class H	63,600	267,256
Sinotrans, Ltd. Class H	71,000	30,833
Sinotruk Hong Kong, Ltd. (b)	16,500	24,868
SOHO China, Ltd. (a)	22,000	7,840
Sunac China Holdings, Ltd.	23,697	77,181
Sunny Optical Technology Group Co., Ltd.	84,593	752,000
TAL Education Group ADR (a)	3,406	90,872
Tencent Holdings, Ltd.	137,978	5,533,677
Tingyi Cayman Islands Holding Corp.	18,000	24,048
Tong Ren Tang Technologies Co., Ltd. Class H	14,000	18,346
Towngas China Co., Ltd. (a)	31,000	23,004
TravelSky Technology, Ltd. Class H	113,000	289,379
Tsingtao Brewery Co., Ltd. Class H	4,000	16,144
Uni-President China Holdings, Ltd.	28,000	24,319
Vipshop Holdings, Ltd. ADR (a)	4,651	25,394
Want Want China Holdings, Ltd.	549,000	384,262
Weibo Corp. ADR (a)	5,322	310,964
Weichai Power Co., Ltd. Class H	57,000	65,159
Wuliangye Yibin Co., Ltd. Class A	5,600	41,472
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	23,000	20,387
Xinyi Solar Holdings, Ltd.	91,450	32,121
Yanzhou Coal Mining Co., Ltd. Class H	46,000	37,132
Yihai International Holding, Ltd.	43,000	105,120
Yum China Holdings, Inc.	51,611	1,730,517

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Yunnan Baiyao Group Co., Ltd. Class A	6,800	$ 73,203
Yuzhou Properties Co., Ltd.	38,511	15,888
YY, Inc. ADR (a)	372	22,268
Zhaojin Mining Industry Co., Ltd. Class H	358,500	364,024
Zhejiang Expressway Co., Ltd. Class H	48,000	41,628
Zhongsheng Group Holdings, Ltd.	9,500	18,832
Zhuzhou CRRC Times Electric Co., Ltd. Class H	6,000	33,259
Zijin Mining Group Co., Ltd. Class H	110,000	41,728
ZTE Corp. Class H (a)(b)	44,480	84,082
		57,950,615
COLOMBIA — 0.3%
Bancolombia SA ADR	1,234	47,015
Bancolombia SA	3,462	32,408
Bancolombia SA Preference Shares	2,081	20,121
Cementos Argos SA	1,555	3,333
Ecopetrol SA ADR	1,424	22,613
Ecopetrol SA	9,534	7,765
Grupo Argos SA	11,193	58,249
Grupo Aval Acciones y Valores SA Preference Shares	43,020	13,234
Grupo de Inversiones Suramericana SA Preference Shares	8,245	78,908
Grupo de Inversiones Suramericana SA	3,840	37,980
Interconexion Electrica SA ESP	100,860	434,187
		755,813
CZECH REPUBLIC — 0.2%
CEZ A/S	6,281	149,255
Komercni banka A/S	7,024	264,249
Moneta Money Bank A/S (c)	56,594	182,244
		595,748
EGYPT — 0.4%
Commercial International Bank Egypt SAE GDR	199,700	847,726
Eastern Tobacco	117,935	107,010
ElSewedy Electric Co.	88,010	88,256
		1,042,992
GREECE — 0.3%
Alpha Bank AE (a)	94,277	118,550
FF Group (a)(d)	491	1,347
Hellenic Telecommunications Organization SA	11,057	120,331
JUMBO SA	4,790	69,651
Motor Oil Hellas Corinth Refineries SA	7,797	187,176
OPAP SA	10,624	92,240
Security Description	Shares	Value
Titan Cement Co. SA	10,287	$ 227,900
		817,195
HONG KONG — 0.9%
Alibaba Pictures Group, Ltd. (a)(b)	230,000	38,777
China Ding Yi Feng Holdings, Ltd. (a)	64,000	171,662
China Everbright, Ltd.	30,000	53,185
China First Capital Group, Ltd. (a)	148,000	84,119
China Gas Holdings, Ltd.	50,800	181,027
China Resources Cement Holdings, Ltd.	24,000	21,611
China Resources Land, Ltd.	50,444	193,932
China State Construction International Holdings, Ltd.	50,000	39,722
China Traditional Chinese Medicine Holdings Co., Ltd.	36,000	20,967
Fullshare Holdings, Ltd. (a)(b)	645,893	148,493
Haier Electronics Group Co., Ltd. (a)	127,000	312,417
Hanergy Thin Film Power Group, Ltd. (a)(d)	598,000	—
Hutchison China MediTech, Ltd. ADR (a)(b)	5,700	131,613
Jiayuan International Group, Ltd.	34,000	62,881
Kingboard Holdings, Ltd.	37,000	98,769
Kingboard Laminates Holdings, Ltd.	20,500	16,915
Lee & Man Paper Manufacturing, Ltd.	266,000	225,592
Nine Dragons Paper Holdings, Ltd.	38,000	35,188
Shanghai Industrial Holdings, Ltd.	30,000	60,695
Shenzhen International Holdings, Ltd.	54,000	104,009
Shimao Property Holdings, Ltd.	34,000	90,761
Sino Biopharmaceutical, Ltd.	36,000	23,726
Sun Art Retail Group, Ltd.	131,832	134,369
Yuexiu Property Co., Ltd.	158,000	29,060
		2,279,490
HUNGARY — 0.5%
MOL Hungarian Oil & Gas PLC	37,389	410,092
OTP Bank Nyrt	7,297	293,567
Richter Gedeon Nyrt	23,071	446,411
		1,150,070
INDIA — 12.6%
Adani Ports & Special Economic Zone, Ltd.	4,016	22,302
Ambuja Cements, Ltd.	2,887	9,308
Ashok Leyland, Ltd.	14,231	20,893
Asian Paints, Ltd.	60,993	1,199,548
Aurobindo Pharma, Ltd.	24,682	259,123
Avenue Supermarts, Ltd. (a)(c)	11,584	266,582
Axis Bank, Ltd. (a)	16,043	142,449
Bajaj Auto, Ltd.	8,284	322,763

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Bajaj Finance, Ltd.	5,001	$ 189,478
Bajaj Finserv, Ltd.	2,330	216,161
Bharat Forge, Ltd.	678	4,940
Bharat Petroleum Corp., Ltd.	92,369	479,938
Bharti Airtel, Ltd.	22,193	99,338
Bharti Infratel, Ltd.	46,855	173,823
Bosch, Ltd.	597	167,699
Britannia Industries, Ltd.	14,164	632,049
Cadila Healthcare, Ltd.	26,847	133,995
Cipla, Ltd.	10,079	74,999
Coal India, Ltd.	102,366	352,999
Container Corp. Of India, Ltd.	340	3,349
Dabur India, Ltd.	156,240	963,758
Dr Reddy's Laboratories, Ltd. ADR (b)	367	13,836
Dr Reddy's Laboratories, Ltd.	546	20,463
Eicher Motors, Ltd.	1,634	542,014
GAIL India, Ltd. GDR	2,159	66,281
Glenmark Pharmaceuticals, Ltd.	1,820	18,067
Godrej Consumer Products, Ltd.	37,923	440,339
Grasim Industries, Ltd.	4,279	50,601
Havells India, Ltd.	22,244	220,321
HCL Technologies, Ltd.	110,619	1,527,973
Hero MotoCorp, Ltd.	6,203	275,810
Hindalco Industries, Ltd.	23,700	76,788
Hindustan Petroleum Corp., Ltd.	84,248	305,605
Hindustan Unilever, Ltd.	99,848	2,602,427
Housing Development Finance Corp., Ltd.	20,195	569,374
ICICI Bank, Ltd. ADR	11,320	116,483
ICICI Bank, Ltd.	2,115	10,910
Indiabulls Housing Finance, Ltd.	4,121	50,401
Indian Oil Corp., Ltd.	38,822	76,209
Infosys, Ltd. ADR	264,105	2,514,280
Infosys, Ltd. (b)	188,446	1,778,651
InterGlobe Aviation, Ltd. (c)	11,500	191,908
ITC, Ltd.	364,992	1,472,463
JSW Steel, Ltd.	10,047	44,144
Larsen & Toubro, Ltd. GDR	4,573	93,518
Larsen & Toubro, Ltd.	429	8,833
LIC Housing Finance, Ltd.	6,053	42,371
Lupin, Ltd.	6,634	80,228
Mahindra & Mahindra Financial Services, Ltd.	1,058	7,178
Mahindra & Mahindra, Ltd. GDR	9,620	109,187
Mahindra & Mahindra, Ltd.	672	7,737
Marico, Ltd.	114,472	612,244
Maruti Suzuki India, Ltd.	10,554	1,128,567
Motherson Sumi Systems, Ltd.	5,703	13,630
Nestle India, Ltd.	3,414	542,057
NTPC, Ltd.	30,818	65,794
Oil & Natural Gas Corp., Ltd.	35,222	75,625
Page Industries, Ltd.	649	234,620
Petronet LNG, Ltd.	115,383	370,452
Pidilite Industries, Ltd.	15,443	245,055
Piramal Enterprises, Ltd.	743	25,348
Security Description	Shares	Value
Power Grid Corp. of India, Ltd.	61,726	$ 175,634
REC, Ltd.	24,080	42,131
Reliance Industries, Ltd. GDR (c)	15,130	481,890
Reliance Industries, Ltd.	11,335	182,043
Shree Cement, Ltd.	37	9,135
Shriram Transport Finance Co., Ltd.	1,177	20,904
State Bank of India GDR (a)	3,263	139,004
Sun Pharmaceutical Industries, Ltd.	22,236	137,114
Tata Consultancy Services, Ltd.	134,102	3,636,207
Tata Motors, Ltd. ADR (a)	12,295	149,753
Tata Motors, Ltd. (a)	19,400	47,989
Tata Power Co., Ltd.	20,172	22,190
Tata Steel, Ltd.	742	5,538
Tata Steel, Ltd. GDR	4,135	30,682
Tech Mahindra, Ltd.	77,283	800,504
Titan Co., Ltd.	40,834	544,531
UltraTech Cement, Ltd.	660	37,729
United Spirits, Ltd. (a)	175	1,594
UPL, Ltd.	34,712	377,002
Vedanta, Ltd.	24,202	70,094
Vodafone Idea, Ltd. (a)	76,836	41,546
Wipro, Ltd. ADR (b)	132,189	678,130
Wipro, Ltd.	128,207	607,567
Yes Bank, Ltd.	22,684	59,070
Zee Entertainment Enterprises, Ltd.	42,322	288,825
		30,970,092
INDONESIA — 4.5%
Adaro Energy Tbk PT	253,000	21,377
AKR Corporindo Tbk PT	400	119
Astra International Tbk PT	207,200	118,513
Bank Central Asia Tbk PT	1,647,225	2,978,293
Bank Danamon Indonesia Tbk PT	35,900	18,974
Bank Mandiri Persero Tbk PT	556,000	285,153
Bank Negara Indonesia Persero Tbk PT	158,200	96,812
Bank Rakyat Indonesia Persero Tbk PT	5,718,700	1,455,524
Bank Tabungan Negara Persero Tbk PT	145,600	25,718
Bukit Asam Tbk PT	343,900	102,835
Bumi Serpong Damai Tbk PT (a)	106,600	9,303
Charoen Pokphand Indonesia Tbk PT	658,000	330,602
Gudang Garam Tbk PT	78,300	455,343
Hanjaya Mandala Sampoerna Tbk PT	2,513,200	648,399
Indah Kiat Pulp & Paper Corp. Tbk PT	38,300	30,762
Indocement Tunggal Prakarsa Tbk PT	21,100	27,072
Indofood CBP Sukses Makmur Tbk PT	464,500	337,554
Indofood Sukses Makmur Tbk PT	433,800	224,743

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Jasa Marga Persero Tbk PT	195,900	$ 58,307
Kalbe Farma Tbk PT	1,963,000	207,494
Pakuwon Jati Tbk PT	1,605,378	69,217
Perusahaan Gas Negara Persero Tbk	270,700	39,908
Semen Indonesia Persero Tbk PT	48,300	38,627
Surya Citra Media Tbk PT	736,900	95,828
Telekomunikasi Indonesia Persero Tbk PT	7,222,575	1,883,495
Tower Bersama Infrastructure Tbk PT	15,491	3,878
Unilever Indonesia Tbk PT	395,500	1,248,658
United Tractors Tbk PT	158,900	302,219
		11,114,727
LUXEMBOURG — 0.1%
Reinet Investments SCA	9,527	144,677
MALAYSIA — 3.8%
AirAsia Group Bhd	39,900	28,676
Alliance Bank Malaysia Bhd	41,500	40,370
AMMB Holdings Bhd	74,500	78,241
Axiata Group Bhd	31,166	29,639
British American Tobacco Malaysia Bhd	17,900	156,281
CIMB Group Holdings Bhd	102,932	142,224
Dialog Group Bhd	9,700	7,300
DiGi.Com Bhd	90,700	98,766
Fraser & Neave Holdings Bhd	25,400	205,904
Gamuda Bhd	29,000	16,421
Genting Bhd	42,000	61,996
Genting Malaysia Bhd	54,100	39,536
Genting Plantations Bhd	800	1,909
HAP Seng Consolidated Bhd	137,300	327,261
Hartalega Holdings Bhd	113,900	169,231
Hong Leong Bank Bhd	166,520	822,023
Hong Leong Financial Group Bhd	8,700	39,074
IHH Healthcare Bhd	694,700	906,094
IJM Corp. Bhd	75,600	29,636
IOI Corp. Bhd	55,500	59,764
IOI Properties Group Bhd	18,308	6,823
Kuala Lumpur Kepong Bhd	51,100	305,673
Malayan Banking Bhd	518,828	1,192,708
Malaysia Airports Holdings Bhd	3,100	6,286
Maxis Bhd	388,100	502,440
MISC Bhd	23,300	37,776
Nestle Malaysia Bhd	7,800	278,214
Petronas Chemicals Group Bhd	344,600	774,672
Petronas Dagangan Bhd	44,800	287,284
Petronas Gas Bhd	6,200	28,806
PPB Group Bhd	67,160	285,704
Public Bank Bhd	246,411	1,476,379
RHB Capital Bhd	33,438	42,804
Sime Darby Bhd	20,727	12,037
Sime Darby Plantation Bhd	26,327	30,325
Sime Darby Property Bhd	91,627	22,061
SP Setia Bhd Group	38,818	21,886
Security Description	Shares	Value
Telekom Malaysia Bhd	62,485	$ 40,220
Tenaga Nasional Bhd	165,800	545,646
Top Glove Corp. Bhd	7,200	9,757
Westports Holdings Bhd	170,038	148,950
YTL Corp. Bhd	160,638	39,261
		9,356,058
MEXICO — 1.9%
Alfa SAB de CV Class A	80,097	95,090
America Movil SAB de CV Series L	457,597	324,602
Arca Continental SAB de CV	51,116	284,913
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B	24,239	30,031
Cemex SAB de CV Series CPO (a)	382,609	184,371
Coca-Cola Femsa SAB de CV Series L	14,944	90,413
El Puerto de Liverpool SAB de CV Series C1 (b)	258	1,653
Fibra Uno Administracion SA de CV REIT	57,051	63,269
Fomento Economico Mexicano SAB de CV	22,600	193,630
Gruma SAB de CV Class B	32,935	372,434
Grupo Aeroportuario del Pacifico SAB de CV Class B	32,479	263,609
Grupo Aeroportuario del Sureste SAB de CV Class B	18,209	273,887
Grupo Bimbo SAB de CV Class A	26,295	52,273
Grupo Carso SAB de CV Series A1	4,379	15,656
Grupo Financiero Banorte SAB de CV Series O	39,991	194,495
Grupo Financiero Inbursa SAB de CV Series O	31,209	44,832
Grupo Mexico SAB de CV Class B	54,844	112,619
Grupo Televisa SAB Series CPO	31,081	77,869
Industrias Penoles SAB de CV	912	11,111
Infraestructura Energetica Nova SAB de CV	38,042	141,534
Kimberly-Clark de Mexico SAB de CV Class A (a)	1,697	2,686
Mexichem SAB de CV	12,223	30,996
Promotora y Operadora de Infraestructura SAB de CV	972	9,285
Wal-Mart de Mexico SAB de CV	681,319	1,728,747
		4,600,005
PAKISTAN — 0.1%
Habib Bank, Ltd.	48,634	42,204
MCB Bank, Ltd.	67,197	93,713
Oil & Gas Development Co., Ltd.	5,662	5,222
		141,139

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PERU — 0.6%
Cia de Minas Buenaventura SAA ADR	776	$ 12,587
Credicorp, Ltd.	5,687	1,260,637
Southern Copper Corp.	7,248	223,021
		1,496,245
PHILIPPINES — 1.6%
Aboitiz Equity Ventures, Inc.	232,440	243,115
Aboitiz Power Corp.	526,200	351,234
Alliance Global Group, Inc.	94,900	21,476
Ayala Corp.	1,830	31,321
Ayala Land, Inc.	35,900	27,718
Bank of the Philippine Islands	278,119	497,160
BDO Unibank, Inc.	269,832	671,180
DMCI Holdings, Inc.	418,530	101,717
Globe Telecom, Inc.	750	27,099
GT Capital Holdings, Inc.	958	17,763
International Container Terminal Services, Inc.	61,020	116,041
JG Summit Holdings, Inc.	44,020	46,628
Jollibee Foods Corp.	124,480	690,753
Manila Electric Co.	55,730	402,727
Megaworld Corp.	181,000	16,350
Metro Pacific Investments Corp.	141,200	12,459
Metropolitan Bank & Trust Co.	126,558	194,825
PLDT, Inc.	1,861	39,814
Robinsons Land Corp.	85,963	32,940
Security Bank Corp.	32,630	96,180
SM Investments Corp.	3,855	67,262
SM Prime Holdings, Inc.	67,400	45,886
Universal Robina Corp.	58,670	141,696
		3,893,344
POLAND — 0.7%
Alior Bank SA (a)	1,857	26,273
Bank Handlowy w Warszawie SA	703	12,931
Bank Millennium SA (a)	18,988	44,832
Bank Polska Kasa Opieki SA	9,421	273,345
CCC SA	187	9,622
CD Projekt SA (a)	1,664	64,491
Cyfrowy Polsat SA (a)	18,292	109,847
Dino Polska SA (a)(c)	4,455	113,665
Grupa Lotos SA	2,030	47,822
Jastrzebska Spolka Weglowa SA (a)	971	17,385
KGHM Polska Miedz SA (a)	1,996	47,223
LPP SA	11	22,985
mBank SA	373	42,118
Orange Polska SA (a)	20,702	26,396
PGE Polska Grupa Energetyczna SA (a)	46,332	123,330
Polski Koncern Naftowy ORLEN SA	8,319	239,489
Polskie Gornictwo Naftowe i Gazownictwo SA	35,821	65,888
Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	18,384	$ 193,150
Powszechny Zaklad Ubezpieczen SA	9,112	106,479
Santander Bank Polska SA	626	59,688
		1,646,959
QATAR — 1.4%
Barwa Real Estate Co.	35,920	393,702
Commercial Bank PQSC	19,467	210,588
Ezdan Holding Group QSC (a)	9,296	33,138
Industries Qatar QSC	1,951	71,589
Masraf Al Rayan QSC	54,775	626,989
Ooredoo QSC	3,254	67,024
Qatar Electricity & Water Co. QSC	9,741	494,908
Qatar Insurance Co. SAQ	3,284	32,378
Qatar Islamic Bank SAQ	17,453	728,556
Qatar National Bank QPSC	16,361	876,181
		3,535,053
ROMANIA — 0.0% (e)
NEPI Rockcastle PLC	4,015	31,539
RUSSIA — 2.9%
Alrosa PJSC	252,138	358,440
Gazprom PJSC ADR	329,096	1,457,566
Inter RAO UES PJSC	1,280,224	71,594
LUKOIL PJSC ADR	15,238	1,089,212
Magnit PJSC GDR	10,512	133,818
Magnitogorsk Iron & Steel Works PJSC	47,572	29,525
MMC Norilsk Nickel PJSC ADR	6,706	125,805
Mobile TeleSystems PJSC ADR	10,000	70,000
Moscow Exchange MICEX-RTS PJSC (a)	17,228	20,158
Novatek PJSC GDR	619	105,849
Novolipetsk Steel PJSC (a)	25,274	57,352
PhosAgro PJSC GDR	2,205	28,114
Polymetal International PLC	2,311	24,194
Polyus PJSC (a)	335	26,072
Rosneft Oil Co. PJSC	18,725	116,322
Rosneft Oil Co. PJSC GDR	53,152	328,479
Sberbank of Russia PJSC ADR (f)	74,775	819,534
Sberbank of Russia PJSC ADR (b)(f)	6,842	74,988
Severstal PJSC GDR	3,649	49,809
Surgutneftegas PJSC ADR (f)	24,533	134,686
Surgutneftegas PJSC ADR (f)	38,605	146,699
Tatneft PJSC ADR (f)	24,949	1,571,787
Tatneft PJSC ADR (b)(f)	1,551	98,488
Transneft PJSC Preference Shares	36	88,712
VTB Bank PJSC GDR	33,528	37,149
VTB Bank PJSC	58,812,381	28,759
X5 Retail Group NV GDR	1,234	30,578
		7,123,689

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SINGAPORE — 0.1%
BOC Aviation, Ltd. (c)	16,100	$ 119,166
SOUTH AFRICA — 4.0%
Absa Group, Ltd.	18,271	205,534
Anglo American Platinum, Ltd.	391	14,622
AngloGold Ashanti, Ltd.	15,581	196,861
Aspen Pharmacare Holdings, Ltd.	6,156	57,696
Bid Corp., Ltd.	4,188	77,151
Bidvest Group, Ltd.	13,073	187,984
Capitec Bank Holdings, Ltd.	4,443	345,309
Clicks Group, Ltd.	33,868	450,749
Discovery, Ltd. (b)	4,119	45,754
Exxaro Resources, Ltd.	4,859	46,570
FirstRand, Ltd.	39,856	181,645
Fortress REIT, Ltd. Class A,	265,449	336,401
Fortress REIT, Ltd. Class B	4,157	4,190
Foschini Group, Ltd.	2,253	26,037
Gold Fields, Ltd.	30,865	105,866
Growthpoint Properties, Ltd. REIT	34,588	56,024
Hyprop Investments, Ltd. REIT	3,033	17,184
Investec, Ltd.	8,475	46,543
Kumba Iron Ore, Ltd. (b)	6,836	134,510
Liberty Holdings, Ltd.	3,586	27,422
Life Healthcare Group Holdings, Ltd.	13,350	24,500
MMI Holdings, Ltd. (a)	24,963	29,727
Mondi, Ltd.	12,683	272,942
Mr. Price Group, Ltd.	31,712	542,642
MTN Group, Ltd.	28,488	176,255
Naspers, Ltd. Class N	1,672	336,175
Nedbank Group, Ltd.	8,311	158,721
Netcare, Ltd.	16,711	30,704
Old Mutual, Ltd.	98,345	153,141
Pick n Pay Stores, Ltd.	46,161	217,472
PSG Group, Ltd.	713	12,134
Rand Merchant Investment Holdings, Ltd.	58,355	147,825
Redefine Properties, Ltd. REIT	96,412	64,811
Remgro, Ltd.	9,583	129,732
Resilient REIT, Ltd.	8,860	35,107
RMB Holdings, Ltd.	73,039	400,610
Sanlam, Ltd.	167,931	931,588
Sappi, Ltd.	18,503	105,024
Sasol, Ltd.	10,195	301,208
Shoprite Holdings, Ltd.	44,134	583,391
SPAR Group, Ltd.	26,780	386,295
Standard Bank Group, Ltd.	23,259	289,117
Telkom SA SOC, Ltd.	5,985	26,332
Tiger Brands, Ltd.	19,432	369,836
Truworths International, Ltd.	50,628	310,068
Vodacom Group, Ltd.	86,560	794,294
Woolworths Holdings, Ltd.	100,475	384,787
		9,778,490
Security Description	Shares	Value
SOUTH KOREA — 14.9%
Amorepacific Corp.	355	$ 66,654
Amorepacific Corp. Preference Shares	94	8,635
AMOREPACIFIC Group	348	22,674
BGF retail Co., Ltd.	946	172,956
BNK Financial Group, Inc.	18,240	119,824
Celltrion, Inc. (a)	688	137,193
Cheil Worldwide, Inc.	4,933	99,473
CJ CheilJedang Corp.	435	128,847
CJ Corp.	880	95,824
CJ ENM Co., Ltd.	143	25,875
CJ Logistics Corp. (a)	1,193	178,554
Coway Co., Ltd.	7,468	495,948
Daelim Industrial Co., Ltd.	1,142	104,907
Daewoo Engineering & Construction Co., Ltd. (a)	4,364	21,081
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,218	37,278
DB Insurance Co., Ltd.	10,038	633,335
DGB Financial Group, Inc.	10,540	78,497
Doosan Bobcat, Inc. (a)	668	18,858
E-MART, Inc.	1,290	210,992
GS Engineering & Construction Corp.	1,216	47,679
GS Holdings Corp.	1,827	84,489
GS Retail Co., Ltd.	2,114	76,731
Hana Financial Group, Inc.	13,506	438,782
Hankook Tire Co., Ltd.	2,138	76,932
Hanmi Pharm Co., Ltd.	7	2,911
Hanmi Science Co., Ltd.	703	49,773
Hanon Systems	2,669	25,834
Hanwha Chemical Corp. (a)	6,000	108,622
Hanwha Corp.	4,503	126,518
Hanwha Life Insurance Co., Ltd.	26,883	101,673
HDC Hyundai Development Co-Engineering & Construction (a)	980	42,334
Hotel Shilla Co., Ltd.	70	4,799
Hyundai Department Store Co., Ltd.	682	55,254
Hyundai Engineering & Construction Co., Ltd.	1,902	93,072
Hyundai Glovis Co., Ltd.	1,405	162,435
Hyundai Heavy Industries Co., Ltd. (a)	851	98,005
Hyundai Heavy Industries Holdings Co., Ltd. (a)	454	140,782
Hyundai Marine & Fire Insurance Co., Ltd.	8,827	324,743
Hyundai Mobis Co., Ltd.	2,798	476,447
Hyundai Motor Co.	8,483	900,910
Hyundai Motor Co., Preference Shares (f)	5,046	337,742
Hyundai Motor Co. GDR	1,132	36,111
Hyundai Steel Co.	4,027	163,310
Industrial Bank of Korea (a)	11,281	142,049

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Kakao Corp. (a)	330	$ 30,462
Kangwon Land, Inc.	17,470	501,022
KB Financial Group, Inc. (a)(b)	4,177	174,073
KB Financial Group, Inc. ADR (a)	11,766	493,937
KCC Corp.	201	55,663
Kia Motors Corp.	20,976	633,529
Korea Aerospace Industries, Ltd. (a)	686	19,612
Korea Electric Power Corp. ADR (a)	42,313	624,117
Korea Electric Power Corp. (a)(b)	8,261	245,061
Korea Gas Corp. (a)	2,581	111,493
Korea Investment Holdings Co., Ltd.	847	45,166
Korea Zinc Co., Ltd.	126	48,839
Korean Air Lines Co., Ltd.	2,098	62,143
KT Corp. ADR (a)	14,786	210,257
KT Corp. (a)	3,990	106,562
KT&G Corp. (a)	19,822	1,803,131
Kumho Petrochemical Co., Ltd.	695	54,377
LG Chem, Ltd.	779	242,259
LG Chem, Ltd. Preference Shares	197	34,516
LG Corp.	2,283	143,020
LG Display Co., Ltd. ADR (a)(b)	19,387	158,780
LG Display Co., Ltd. (a)	7,052	114,078
LG Electronics, Inc. (a)	4,228	236,068
LG Household & Health Care, Ltd.	882	870,301
LG Household & Health Care, Ltd. Preference Shares	185	108,765
LG Innotek Co., Ltd.	233	18,042
LG Uplus Corp.	3,225	51,014
Lotte Chemical Corp.	811	201,333
Lotte Corp. (a)	5,215	246,308
Lotte Shopping Co., Ltd.	508	96,064
Medy-Tox, Inc.	521	269,792
Mirae Asset Daewoo Co., Ltd.	13,609	79,644
NAVER Corp.	16,308	1,783,094
NCSoft Corp.	2,791	1,166,877
Netmarble Corp. (c)	206	20,585
NH Investment & Securities Co., Ltd.	2,698	31,555
OCI Co., Ltd.	346	33,180
Orange Life Insurance, Ltd. (c)	938	23,538
Orion Corp/Republic of Korea	162	17,422
Ottogi Corp.	4	2,595
Pan Ocean Co., Ltd. (a)	4,702	18,731
POSCO ADR	9,974	547,972
POSCO	475	103,446
Posco Daewoo Corp.	3,095	50,483
S-1 Corp.	4,879	439,451
Samsung Biologics Co., Ltd. (a)(c)	679	235,198
Samsung C&T Corp.	1,342	126,887
Samsung Card Co., Ltd.	367	11,364
Samsung Electro-Mechanics Co., Ltd.	609	56,490
Security Description	Shares	Value
Samsung Electronics Co., Ltd., GDR (f)	3,711	$ 3,117,097
Samsung Electronics Co., Ltd. Preference Shares	24,256	690,203
Samsung Electronics Co., Ltd.	139,015	4,821,546
Samsung Engineering Co., Ltd. (a)	1,735	27,367
Samsung Fire & Marine Insurance Co., Ltd.	2,874	692,871
Samsung Heavy Industries Co., Ltd. (a)	12,231	81,226
Samsung Life Insurance Co., Ltd.	7,582	554,482
Samsung SDI Co., Ltd. (a)	575	112,856
Samsung SDS Co., Ltd.	384	70,206
Samsung Securities Co., Ltd.	1,414	39,918
Shinhan Financial Group Co., Ltd. (a)	3,820	135,573
Shinhan Financial Group Co., Ltd. ADR (a)(b)	11,936	423,609
Shinsegae, Inc.	180	41,298
SK Holdings Co., Ltd.	1,674	390,070
SK Hynix, Inc. (a)	77,855	4,221,390
SK Innovation Co., Ltd.	1,862	299,542
SK Telecom Co., Ltd. ADR	23,579	631,917
SK Telecom Co., Ltd.	617	149,024
S-Oil Corp.	985	86,247
Woori Bank (a)	18,654	260,802
Yuhan Corp.	213	39,038
		36,419,920
TAIWAN — 12.7%
Acer, Inc. (a)	76,258	48,255
Advantech Co., Ltd.	94,951	650,265
ASE Technology Holding Co., Ltd. (a)	82,124	155,768
Asia Cement Corp.	43,200	47,716
Asustek Computer, Inc.	75,000	491,671
AU Optronics Corp.	856,000	342,545
Catcher Technology Co., Ltd.	70,000	512,412
Cathay Financial Holding Co., Ltd.	222,100	339,614
Chailease Holding Co., Ltd.	10,363	32,670
Chang Hwa Commercial Bank, Ltd.	134,768	75,414
Cheng Shin Rubber Industry Co., Ltd.	38,000	50,503
Chicony Electronics Co., Ltd.	175,822	358,085
China Airlines, Ltd.	120,000	42,945
China Development Financial Holding Corp.	698,000	220,729
China Life Insurance Co., Ltd.	55,873	50,625
China Steel Corp.	250,440	197,585
Chunghwa Telecom Co., Ltd.	343,540	1,262,974
Compal Electronics, Inc.	395,000	224,249
CTBC Financial Holding Co., Ltd.	387,900	254,923
Delta Electronics, Inc.	25,623	107,954
E.Sun Financial Holding Co., Ltd.	734,884	480,566
Eclat Textile Co., Ltd.	19,379	219,406

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Eva Airways Corp.	208,192	$ 107,019
Evergreen Marine Corp. Taiwan, Ltd.	43,265	16,750
Far Eastern New Century Corp.	79,560	72,217
Far EasTone Telecommunications Co., Ltd.	538,449	1,338,371
Feng TAY Enterprise Co., Ltd.	43,468	248,191
First Financial Holding Co., Ltd.	2,079,552	1,353,126
Formosa Chemicals & Fibre Corp.	55,000	187,884
Formosa Petrochemical Corp.	95,000	336,890
Formosa Plastics Corp.	109,000	358,168
Formosa Taffeta Co., Ltd.	15,000	16,861
Foxconn Technology Co., Ltd.	26,892	52,932
Fubon Financial Holding Co., Ltd.	118,000	180,626
Giant Manufacturing Co., Ltd.	4,000	18,805
Globalwafers Co., Ltd.	26,000	237,271
Highwealth Construction Corp.	15,500	22,693
Hiwin Technologies Corp.	1,084	7,794
Hon Hai Precision Industry Co., Ltd.	714,730	1,646,318
Hotai Motor Co., Ltd.	5,000	41,562
Hua Nan Financial Holdings Co., Ltd.	1,363,989	776,582
Innolux Corp.	755,751	238,992
Inventec Corp.	129,000	92,542
Largan Precision Co., Ltd.	11,000	1,150,568
Lite-On Technology Corp.	94,952	125,421
MediaTek, Inc.	28,877	215,612
Mega Financial Holding Co., Ltd.	516,657	436,193
Micro-Star International Co., Ltd.	75,000	186,420
Nan Ya Plastics Corp.	75,000	184,224
Nanya Technology Corp.	134,000	239,776
Nien Made Enterprise Co., Ltd.	20,000	153,561
Novatek Microelectronics Corp.	58,000	267,951
Pegatron Corp.	129,000	215,720
Phison Electronics Corp.	17,000	126,102
Pou Chen Corp.	93,000	98,637
Powertech Technology, Inc.	80,000	172,040
President Chain Store Corp.	128,000	1,295,117
Quanta Computer, Inc.	162,000	277,756
Realtek Semiconductor Corp.	3,000	13,957
Ruentex Development Co., Ltd.	67,265	97,931
Ruentex Industries, Ltd.	4,800	12,274
Shin Kong Financial Holding Co., Ltd.	222,088	64,812
SinoPac Financial Holdings Co., Ltd.	278,152	93,209
Standard Foods Corp.	84,168	136,095
Synnex Technology International Corp.	326,900	387,128
Taishin Financial Holding Co., Ltd.	255,713	108,568
Taiwan Business Bank	808,678	272,304
Taiwan Cement Corp.	72,600	84,086
Taiwan Cooperative Financial Holding Co., Ltd.	2,321,859	1,333,273
Taiwan High Speed Rail Corp.	187,000	185,862
Security Description	Shares	Value
Taiwan Mobile Co., Ltd.	505,542	$ 1,751,642
Taiwan Semiconductor Manufacturing Co., Ltd.	862,495	6,327,638
Tatung Co., Ltd. (a)	18,000	15,167
Uni-President Enterprises Corp.	50,164	113,916
United Microelectronics Corp.	561,000	205,331
Vanguard International Semiconductor Corp.	86,000	166,477
Walsin Technology Corp.	32,000	160,328
Win Semiconductors Corp.	3,000	11,517
Winbond Electronics Corp.	53,000	23,364
Wistron Corp.	209,535	130,205
WPG Holdings, Ltd.	210,280	252,785
Yageo Corp.	26,198	271,893
Yuanta Financial Holding Co., Ltd.	268,466	134,945
Zhen Ding Technology Holding, Ltd.	15,000	39,139
		31,057,412
THAILAND — 3.8%
Advanced Info Service PCL	131,700	697,735
Airports of Thailand PCL	97,500	192,395
Airports of Thailand PCL NVDR	318,670	628,825
Bangkok Bank PCL	3,700	23,523
Bangkok Bank PCL NVDR	3,500	21,821
Bangkok Dusit Medical Services PCL	887,592	665,149
Bangkok Expressway & Metro PCL	1,658,233	494,007
Banpu PCL	31,970	14,532
Berli Jucker PCL NVDR	15,500	24,159
BTS Group Holdings PCL	2,062,598	604,970
Bumrungrad Hospital PCL	110,100	634,022
Central Pattana PCL NVDR	54,800	125,808
Central Pattana PCL	97,100	222,918
Charoen Pokphand Foods PCL	72,486	54,765
CP ALL PCL	382,500	807,644
Delta Electronics Thailand PCL	162,344	346,527
Delta Electronics Thailand PCL NVDR	300	640
Electricity Generating PCL	48,700	370,934
Energy Absolute PCL	900	1,175
Energy Absolute PCL NVDR	2,700	3,524
Glow Energy PCL	65,500	179,039
Glow Energy PCL NVDR	107,600	294,115
Home Product Center PCL	946,259	441,743
Indorama Ventures PCL	1,400	2,333
Indorama Ventures PCL NVDR	32,400	53,983
IRPC PCL	825,600	145,799
Kasikornbank PCL (b)	17,800	100,863
Kasikornbank PCL NVDR	58,900	334,659
Krung Thai Bank PCL	757,000	446,388
Minor International PCL (b)	15,900	16,603
Minor International PCL NVDR	75,819	79,172
PTT Exploration & Production PCL	19,128	66,678

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
PTT Global Chemical PCL	74,003	$ 161,938
PTT PCL	223,860	316,264
Robinson PCL NVDR	69,100	134,762
Robinson PCL	17,300	33,739
Siam Cement PCL	6,219	83,277
Siam Cement PCL NVDR	11,200	149,975
Siam Commercial Bank PCL	49,300	202,136
Thai Oil PCL	28,888	58,779
Thai Union Group PCL NVDR	184,600	91,846
Thai Union Group PCL Class F (b)	20,000	9,951
TMB Bank PCL	40,200	2,716
TMB Bank PCL NVDR	245,000	16,554
True Corp. PCL	158,500	25,313
		9,383,698
TURKEY — 0.6%
Akbank T.A.S.	92,624	119,439
Anadolu Efes Biracilik Ve Malt Sanayii A/S	4,682	18,130
Arcelik A/S	4,469	13,264
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,824	8,256
BIM Birlesik Magazalar A/S	26,383	431,459
Eregli Demir ve Celik Fabrikalari TAS	25,163	34,150
Ford Otomotiv Sanayi A/S	7,660	71,994
Haci Omer Sabanci Holding A/S	29,880	42,237
KOC Holding A/S	26,836	71,631
Petkim Petrokimya Holding A/S	14,378	13,622
TAV Havalimanlari Holding A/S	2,858	12,851
Tupras Turkiye Petrol Rafinerileri A/S	13,773	302,132
Turk Hava Yollari AO (a)	14,913	45,160
Turkcell Iletisim Hizmetleri A/S	23,944	54,775
Turkiye Garanti Bankasi A/S	75,270	112,624
Turkiye Halk Bankasi A/S	47,514	62,698
Turkiye Is Bankasi A/S Class C	108,356	92,267
Turkiye Sise ve Cam Fabrikalari A/S	32,818	34,978
		1,541,667
UNITED ARAB EMIRATES — 1.4%
Abu Dhabi Commercial Bank PJSC	57,662	128,098
Aldar Properties PJSC	114,229	49,757
DAMAC Properties Dubai Co. PJSC	73,660	30,281
DP World, Ltd.	14,653	250,566
Dubai Islamic Bank PJSC	118,676	161,545
Emaar Development PJSC	140,300	168,445
Emaar Malls PJSC	6,474	3,155
Emaar Properties PJSC	97,389	109,502
Emirates Telecommunications Group Co. PJSC	292,817	1,353,615
Security Description	Shares	Value
First Abu Dhabi Bank PJSC	281,477	$ 1,080,497
		3,335,461
TOTAL COMMON STOCKS (Cost $244,394,824)		244,893,320

PREFERRED STOCKS — 0.0% (e)
SOUTH KOREA — 0.0% (e)
CJ Corp. (g)	132	4,338
TOTAL PREFERRED STOCKS (Cost $4,321)		4,338
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	310,030	310,030
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	1,495,554	1,495,554
TOTAL SHORT-TERM INVESTMENTS (Cost $1,805,584)		1,805,584
TOTAL INVESTMENTS — 100.6% (Cost $246,204,729)		246,703,242
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(1,477,658)
NET ASSETS — 100.0%		$ 245,225,584
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $1,347, representing 0.0% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $4,338 representing 0.0% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.

See accompanying notes to schedule of investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$237,592,504	$7,299,469	$1,347	$244,893,320
Preferred Stocks	—	4,338	—	4,338
Short-Term Investments	1,805,584	—	—	1,805,584
TOTAL INVESTMENTS	$239,398,088	$7,303,807	$1,347	$246,703,242
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	325,185	$ 325,185	$ 5,923,275	$ 5,938,430	$—	$—	310,030	$ 310,030	$ 2,440	$—
State Street Navigator Securities Lending Government Money Market Portfolio	2,508,511	2,508,511	4,490,830	5,503,787	—	—	1,495,554	1,495,554	7,776	—
Total		$2,833,696	$10,414,105	$11,442,217	$—	$—		$1,805,584	$10,216	$—
See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 1.5%
AGL Energy, Ltd. (a)	115	$ 1,668
Amcor, Ltd.	251	2,341
AMP, Ltd. (a)	1,128	1,946
Aristocrat Leisure, Ltd.	629	9,671
Aurizon Holdings, Ltd.	1,168	3,519
Australia & New Zealand Banking Group, Ltd.	1,414	24,349
Bank of Queensland, Ltd.	737	5,033
Bendigo & Adelaide Bank, Ltd.	308	2,340
BHP Group PLC	623	13,105
BHP Group, Ltd.	675	16,266
Brambles, Ltd.	2,102	15,020
Caltex Australia, Ltd.	110	1,973
Cochlear, Ltd.	71	8,676
Commonwealth Bank of Australia (a)	681	34,705
CSL, Ltd.	528	68,826
Dexus REIT	675	5,047
Domino's Pizza Enterprises, Ltd.	139	3,978
Flight Centre Travel Group, Ltd.	114	3,445
Fortescue Metals Group, Ltd.	1,313	3,873
Goodman Group REIT	716	5,358
GPT Group REIT	1,315	4,944
Incitec Pivot, Ltd.	625	1,443
Insurance Australia Group, Ltd. (b)	182	897
LendLease Group	70	573
Macquarie Group, Ltd.	62	4,742
Medibank Pvt, Ltd.	3,287	5,947
Mirvac Group REIT	2,867	4,521
National Australia Bank, Ltd. (a)	1,273	21,571
Newcrest Mining, Ltd.	543	8,334
Oil Search, Ltd. (a)	498	2,510
Origin Energy, Ltd. (b)	699	3,184
QBE Insurance Group, Ltd.	548	3,896
REA Group, Ltd.	73	3,802
Santos, Ltd.	5	19
Scentre Group REIT	2,341	6,427
Sonic Healthcare, Ltd.	794	12,359
South32, Ltd.	953	2,248
Stockland REIT	1,572	3,896
Suncorp Group, Ltd.	418	3,717
Telstra Corp., Ltd.	5,970	11,978
Transurban Group Stapled Security	186	1,525
Vicinity Centres REIT	2,473	4,527
Wesfarmers, Ltd.	822	18,645
Westpac Banking Corp.	1,425	25,120
Woodside Petroleum, Ltd.	168	3,704
Woolworths Group, Ltd. (a)	618	12,800
		404,468
AUSTRIA — 0.1%
Erste Group Bank AG (b)	493	16,372
OMV AG	90	3,935
Raiffeisen Bank International AG	5	127
Security Description	Shares	Value
Voestalpine AG	20	$ 597
		21,031
BELGIUM — 0.4%
Ageas	130	5,840
Anheuser-Busch InBev SA	145	9,564
Colruyt SA	362	25,756
Groupe Bruxelles Lambert SA	50	4,349
KBC Group NV	95	6,155
Proximus SADP	786	21,223
Solvay SA	40	3,993
UCB SA	306	24,941
		101,821
BERMUDA — 0.3%
Arch Capital Group, Ltd. (b)	2,079	55,551
RenaissanceRe Holdings, Ltd.	200	26,740
		82,291
CANADA — 3.1%
Agnico Eagle Mines, Ltd.	724	29,208
Alimentation Couche-Tard, Inc. Class B	178	8,850
Bank of Montreal	475	31,019
Bank of Nova Scotia	468	23,318
Barrick Gold Corp. (a)	2,550	34,410
Bausch Health Cos., Inc. (b)	200	3,697
BCE, Inc.	785	30,997
Bombardier, Inc. Class B (a)(b)	968	1,439
Brookfield Asset Management, Inc. Class A	245	9,385
Canadian Imperial Bank of Commerce	303	22,558
Canadian National Railway Co.	744	55,078
Canadian Natural Resources, Ltd.	309	7,452
Canadian Pacific Railway, Ltd.	60	10,642
Cenovus Energy, Inc.	500	3,514
CGI Group, Inc. Class A (b)	100	6,114
CI Financial Corp.	500	6,326
Constellation Software, Inc.	30	19,194
Enbridge, Inc. (c)	255	7,918
Enbridge, Inc. (c)	255	7,925
Encana Corp.	400	2,308
Fairfax Financial Holdings, Ltd.	60	26,401
First Capital Realty, Inc.	600	8,281
Fortis, Inc.	200	6,664
Franco-Nevada Corp.	898	62,942
George Weston, Ltd.	104	6,857
Gildan Activewear, Inc.	260	7,889
Goldcorp, Inc.	1,429	13,989
Great-West Lifeco, Inc.	185	3,817
Husky Energy, Inc.	400	4,132
Imperial Oil, Ltd.	105	2,659
Industrial Alliance Insurance & Financial Services, Inc.	100	3,190
Intact Financial Corp.	730	53,016
Loblaw Cos., Ltd.	30	1,342

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Magna International, Inc.	455	$ 20,645
Manulife Financial Corp.	498	7,063
Metro, Inc.	174	6,031
National Bank of Canada (a)	100	4,104
Nutrien, Ltd.	200	9,389
Open Text Corp.	300	9,775
Pembina Pipeline Corp. (a)	40	1,186
Power Corp. of Canada	195	3,502
Power Financial Corp.	165	3,120
PrairieSky Royalty, Ltd.	93	1,203
Restaurant Brands International, Inc.	11	574
RioCan Real Estate Investment Trust	735	12,808
Rogers Communications, Inc. Class B	698	35,753
Royal Bank of Canada	516	35,302
Saputo, Inc.	280	8,034
Shaw Communications, Inc. Class B	803	14,528
SmartCentres Real Estate Investment Trust	13	293
SNC-Lavalin Group, Inc.	100	3,362
Sun Life Financial, Inc.	160	5,306
Suncor Energy, Inc.	293	8,180
Teck Resources, Ltd. Class B	200	4,304
TELUS Corp.	985	32,634
Thomson Reuters Corp.	382	18,440
Toronto-Dominion Bank	1,157	57,486
TransCanada Corp. (a)	200	7,139
Waste Connections, Inc.	100	7,425
Wheaton Precious Metals Corp. (a)	104	2,029
		842,146
CHINA — 0.1%
BOC Hong Kong Holdings, Ltd.	2,500	9,292
Minth Group, Ltd.	2,000	6,450
		15,742
DENMARK — 1.0%
AP Moller - Maersk A/S Class A	5	5,898
Carlsberg A/S Class B	5	531
Chr. Hansen Holding A/S	250	22,082
Coloplast A/S Class B	364	33,735
Danske Bank A/S	670	13,230
DSV A/S	137	9,007
H Lundbeck A/S	46	2,011
ISS A/S	83	2,315
Novo Nordisk A/S Class B	2,597	118,513
Novozymes A/S Class B	267	11,898
Orsted A/S (d)	67	4,472
Pandora A/S	475	19,304
Tryg A/S	663	16,646
Vestas Wind Systems A/S	40	3,015
William Demant Holding A/S (b)	167	4,730
		267,387
Security Description	Shares	Value
FINLAND — 0.5%
Elisa Oyj	676	$ 27,882
Fortum Oyj	5	109
Kone Oyj Class B	498	23,705
Neste Oyj	104	8,008
Nokia Oyj (c)	640	3,680
Nokia Oyj (c)	725	4,197
Nokian Renkaat Oyj	134	4,108
Nordea Bank Abp	1,843	15,504
Orion Oyj Class B	175	6,058
Sampo Oyj Class A	478	20,988
Stora Enso Oyj Class R	258	2,975
UPM-Kymmene Oyj	210	5,317
Wartsila OYJ Abp	541	8,593
		131,124
FRANCE — 2.7%
Aeroports de Paris	4	757
Air Liquide SA	86	10,662
Airbus SE	113	10,846
Arkema SA	14	1,200
Atos SE	38	3,105
AXA SA	1,298	27,982
BNP Paribas SA	940	42,418
Bouygues SA	135	4,837
Bureau Veritas SA	5	102
Capgemini SE	35	3,473
Carrefour SA	621	10,585
Casino Guichard Perrachon SA (a)	122	5,068
Cie de Saint-Gobain	190	6,335
Cie Generale des Etablissements Michelin SCA	85	8,424
CNP Assurances	22	466
Credit Agricole SA	732	7,891
Danone SA	136	9,563
Dassault Systemes SE	94	11,143
Eiffage SA	45	3,753
Electricite de France SA	426	6,720
Engie SA	1,268	18,155
EssilorLuxottica SA	46	5,808
Faurecia SA	60	2,268
Gecina SA REIT	30	3,875
Getlink SE	871	11,679
Hermes International	146	80,913
Iliad SA	5	701
Ipsen SA	35	4,515
Kering SA	72	33,877
Klepierre SA REIT	131	4,037
Legrand SA	13	733
L'Oreal SA	247	56,810
LVMH Moet Hennessy Louis Vuitton SE	268	79,103
Natixis SA	785	3,696
Orange SA	1,359	21,990
Pernod Ricard SA	20	3,276
Peugeot SA	403	8,590
Publicis Groupe SA	91	5,210

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Renault SA	226	$ 14,093
Rexel SA	220	2,339
Safran SA	78	9,398
Sanofi	304	26,293
Schneider Electric SE	130	8,875
SCOR SE	145	6,531
Societe BIC SA	92	9,376
Societe Generale SA	789	25,092
Sodexo SA	50	5,116
Suez	275	3,625
Thales SA	108	12,593
TOTAL SA	945	49,887
Unibail-Rodamco-Westfield	1,040	7,834
Unibail-Rodamco-Westfield REIT (a)	25	3,870
Valeo SA	247	7,203
Veolia Environnement SA	305	6,260
Vinci SA	141	11,608
Vivendi SA	285	6,933
		737,492
GERMANY — 2.1%
adidas AG	211	43,996
Allianz SE	189	37,840
BASF SE	287	19,816
Bayer AG	330	22,846
Bayerische Motoren Werke AG	225	18,185
Bayerische Motoren Werke AG Preference Shares (a)	55	3,904
Beiersdorf AG	110	11,463
Brenntag AG	90	3,879
Commerzbank AG (b)	1,432	9,467
Continental AG	133	18,359
Covestro AG (d)	291	14,364
Daimler AG	834	43,770
Deutsche Bank AG	2,122	16,900
Deutsche Boerse AG	30	3,599
Deutsche Lufthansa AG	203	4,572
Deutsche Post AG	1,163	31,788
Deutsche Telekom AG	2,268	38,423
E.ON SE	756	7,456
Fresenius Medical Care AG & Co. KGaA	50	3,237
Fresenius SE & Co. KGaA	105	5,087
Fuchs Petrolub SE Preference Shares	110	4,524
Hannover Rueck SE	37	4,978
HeidelbergCement AG	60	3,661
Henkel AG & Co. KGaA Preference Shares	162	17,667
Henkel AG & Co. KGaA	135	13,233
HUGO BOSS AG	78	4,808
Infineon Technologies AG	252	5,002
Lanxess AG	11	506
Merck KGaA	9	926
METRO AG	49	750
MTU Aero Engines AG	52	9,416
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	77	$ 16,773
Porsche Automobil Holding SE Preference Shares	141	8,324
ProSiebenSat.1 Media SE	250	4,444
RWE AG	330	7,154
SAP SE	165	16,397
Siemens AG	217	24,156
Siemens Healthineers AG (b)(d)	230	9,609
Telefonica Deutschland Holding AG	142	555
ThyssenKrupp AG	185	3,168
TUI AG	1,325	18,993
Uniper SE	381	9,843
Volkswagen AG	17	2,703
Volkswagen AG Preference Shares	195	30,967
Vonovia SE	109	4,933
		582,441
HONG KONG — 2.1%
AIA Group, Ltd.	2,000	16,604
ASM Pacific Technology, Ltd.	400	3,855
Bank of East Asia, Ltd.	743	2,363
CK Asset Holdings, Ltd.	770	5,635
CK Hutchison Holdings, Ltd.	1,500	14,407
CK Infrastructure Holdings, Ltd.	3,000	22,722
CLP Holdings, Ltd.	4,500	50,866
Dairy Farm International Holdings, Ltd.	600	5,430
Hang Seng Bank, Ltd.	3,900	87,571
Henderson Land Development Co., Ltd.	1,100	5,479
HK Electric Investments & HK Electric Investments, Ltd.	11,831	11,938
HKT Trust & HKT, Ltd.	19,540	28,152
Hong Kong & China Gas Co., Ltd.	14,512	30,027
Hong Kong Exchanges & Clearing, Ltd.	1,156	33,457
Hongkong Land Holdings, Ltd.	1,100	6,930
Jardine Matheson Holdings, Ltd.	700	48,706
Jardine Strategic Holdings, Ltd.	400	14,684
Link REIT	3,500	35,450
MTR Corp., Ltd.	7,665	40,335
New World Development Co., Ltd.	3,322	4,396
NWS Holdings, Ltd.	7,000	14,359
PCCW, Ltd.	24,000	13,825
Power Assets Holdings, Ltd.	3,000	20,883
Sands China, Ltd.	2,800	12,267
Sun Hung Kai Properties, Ltd.	1,000	14,254
Techtronic Industries Co., Ltd.	1,500	7,970
WH Group, Ltd.	4,500	3,466
Wharf Holdings, Ltd.	2,000	5,211
Wharf Real Estate Investment Co., Ltd.	1,000	5,984
Wheelock & Co., Ltd.	1,000	5,716
Yue Yuen Industrial Holdings, Ltd.	500	1,600
		574,542

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
IRELAND — 0.9%
Accenture PLC Class A	1,137	$ 160,328
AerCap Holdings NV (b)	99	3,920
AIB Group PLC	1,576	6,630
Bank of Ireland Group PLC	457	2,539
CRH PLC	225	5,942
Kerry Group PLC Class A	445	44,003
Paddy Power Betfair PLC	16	1,311
Ryanair Holdings PLC ADR (a)(b)	175	12,484
Smurfit Kappa Group PLC	121	3,217
		240,374
ISRAEL — 0.3%
Azrieli Group, Ltd.	179	8,551
Bank Hapoalim BM	1,317	8,335
Bank Leumi Le-Israel BM	2,435	14,727
Bezeq The Israeli Telecommunication Corp., Ltd.	1,240	1,211
Check Point Software Technologies, Ltd. (b)	249	25,560
Elbit Systems, Ltd.	43	4,934
Israel Chemicals, Ltd.	5	28
Mizrahi Tefahot Bank, Ltd.	750	12,673
Nice, Ltd. (b)	78	8,396
Teva Pharmaceutical Industries, Ltd.	460	7,220
		91,635
ITALY — 0.6%
Assicurazioni Generali SpA	1,003	16,740
Atlantia SpA	190	3,925
Enel SpA	3,796	21,888
Eni SpA	650	10,215
Ferrari NV	130	12,896
Intesa Sanpaolo SpA	14,492	32,136
Leonardo SpA	520	4,564
Mediobanca Banca di Credito Finanziario SpA	521	4,393
Moncler SpA	296	9,789
Poste Italiane SpA (d)	616	4,918
Recordati SpA	137	4,744
Snam SpA	5,953	25,989
Telecom Italia SpA	6,730	3,208
Telecom Italia SpA/Milano (b)	8,656	4,782
UniCredit SpA	1,327	15,009
		175,196
JAPAN — 10.3%
ABC-Mart, Inc. (a)	200	11,083
Aeon Co., Ltd.	500	9,796
AGC, Inc.	100	3,126
Aisin Seiki Co., Ltd.	100	3,482
Ajinomoto Co., Inc.	600	10,702
Alfresa Holdings Corp.	200	5,110
ANA Holdings, Inc.	600	21,552
Aozora Bank, Ltd.	100	2,985
Asahi Group Holdings, Ltd.	100	3,891
Asahi Kasei Corp.	400	4,120
Security Description	Shares	Value
Astellas Pharma, Inc.	5,200	$ 66,425
Bank of Kyoto, Ltd.	100	4,143
Benesse Holdings, Inc.	400	10,201
Bridgestone Corp.	300	11,583
Calbee, Inc.	100	3,135
Canon, Inc. (a)	2,200	60,176
Central Japan Railway Co.	100	21,114
Chiba Bank, Ltd.	600	3,358
Chubu Electric Power Co., Inc.	500	7,121
Chugoku Electric Power Co., Inc.	100	1,302
Concordia Financial Group, Ltd.	1,400	5,385
Dai Nippon Printing Co., Ltd.	200	4,187
Daifuku Co., Ltd.	100	4,576
Dai-ichi Life Holdings, Inc.	700	10,961
Daiichi Sankyo Co., Ltd.	400	12,800
Daikin Industries, Ltd.	100	10,659
Daito Trust Construction Co., Ltd.	100	13,685
Daiwa House Industry Co., Ltd.	200	6,377
Daiwa House REIT Investment Corp.	9	20,155
Daiwa Securities Group, Inc.	1,000	5,073
Denso Corp.	200	8,919
Dentsu, Inc.	100	4,471
Disco Corp.	100	11,712
East Japan Railway Co.	100	8,851
Electric Power Development Co., Ltd.	200	4,751
FamilyMart UNY Holdings Co., Ltd.	100	12,678
FANUC Corp.	100	15,194
FUJIFILM Holdings Corp.	500	19,460
Fujitsu, Ltd.	100	6,241
Fukuoka Financial Group, Inc.	200	4,078
Hamamatsu Photonics KK	500	16,839
Hankyu Hanshin Holdings, Inc.	300	9,980
Hino Motors, Ltd.	200	1,896
Hitachi, Ltd.	600	16,053
Honda Motor Co., Ltd.	1,200	31,658
Hoya Corp.	400	24,117
Idemitsu Kosan Co., Ltd.	100	3,290
IHI Corp.	100	2,762
Inpex Corp.	600	5,369
Isetan Mitsukoshi Holdings, Ltd.	100	1,107
Isuzu Motors, Ltd.	100	1,411
ITOCHU Corp.	700	11,912
Japan Airlines Co., Ltd.	700	24,825
Japan Exchange Group, Inc.	500	8,107
Japan Post Bank Co., Ltd.	2,500	27,571
Japan Post Holdings Co., Ltd.	5,100	58,802
Japan Prime Realty Investment Corp. REIT	5	19,004
Japan Real Estate Investment Corp. REIT	7	39,302
Japan Retail Fund Investment Corp. REIT	13	26,008
Japan Tobacco, Inc. (a)	1,400	33,387
JFE Holdings, Inc.	300	4,804

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
JTEKT Corp.	200	$ 2,235
JXTG Holdings, Inc.	2,900	15,243
Kajima Corp.	400	5,389
Kakaku.com, Inc.	200	3,540
Kansai Electric Power Co., Inc.	500	7,519
Kao Corp.	600	44,592
Kawasaki Heavy Industries, Ltd.	100	2,144
KDDI Corp.	2,600	62,183
Keikyu Corp.	400	6,552
Kintetsu Group Holdings Co., Ltd.	500	21,738
Kirin Holdings Co., Ltd.	300	6,285
Kobe Steel, Ltd.	500	3,482
Koito Manufacturing Co., Ltd.	100	5,177
Komatsu, Ltd.	300	6,468
Konica Minolta, Inc.	500	4,525
Kubota Corp.	200	2,846
Kuraray Co., Ltd.	300	4,238
Kyocera Corp.	100	5,020
Kyushu Electric Power Co., Inc.	500	5,965
Kyushu Railway Co.	557	18,860
Lawson, Inc.	300	19,004
LIXIL Group Corp.	200	2,483
M3, Inc.	400	5,374
Marubeni Corp.	1,500	10,560
Mazda Motor Corp.	500	5,173
McDonald's Holdings Co. Japan, Ltd. (a)	300	12,742
Mebuki Financial Group, Inc.	1,400	3,726
Medipal Holdings Corp.	200	4,293
MEIJI Holdings Co., Ltd.	200	16,333
MISUMI Group, Inc. (a)	300	6,341
Mitsubishi Chemical Holdings Corp.	800	6,071
Mitsubishi Corp.	600	16,516
Mitsubishi Electric Corp.	800	8,870
Mitsubishi Estate Co., Ltd.	300	4,729
Mitsubishi Heavy Industries, Ltd.	200	7,211
Mitsubishi Materials Corp.	200	5,277
Mitsubishi Motors Corp.	500	2,743
Mitsubishi Tanabe Pharma Corp.	1,200	17,292
Mitsubishi UFJ Financial Group, Inc.	10,300	50,498
Mitsubishi UFJ Lease & Finance Co., Ltd.	500	2,406
Mitsui & Co., Ltd.	800	12,326
Mitsui Chemicals, Inc.	200	4,528
Mitsui Fudosan Co., Ltd.	300	6,686
Mitsui OSK Lines, Ltd.	100	2,187
Mizuho Financial Group, Inc.	20,700	32,131
MonotaRO Co., Ltd. (a)	200	4,955
MS&AD Insurance Group Holdings, Inc.	300	8,564
Murata Manufacturing Co., Ltd.	100	13,631
Nabtesco Corp.	100	2,184
Nagoya Railroad Co., Ltd.	1,000	26,396
NEC Corp.	1,200	35,711
Security Description	Shares	Value
NH Foods, Ltd.	100	$ 3,769
Nikon Corp.	200	2,980
Nippon Building Fund, Inc. REIT	7	44,087
Nippon Express Co., Ltd.	100	5,578
Nippon Prologis REIT, Inc.	10	21,137
Nippon Steel & Sumitomo Metal Corp.	500	8,625
Nippon Telegraph & Telephone Corp.	2,000	81,703
Nippon Yusen KK	100	1,541
Nissan Chemical Corp.	100	5,250
Nissan Motor Co., Ltd.	6,000	48,141
Nissin Foods Holdings Co., Ltd.	300	18,867
Nitori Holdings Co., Ltd.	300	37,543
Nitto Denko Corp.	100	5,052
Nomura Holdings, Inc.	1,600	6,137
Nomura Real Estate Master Fund, Inc. REIT	20	26,323
Nomura Research Institute, Ltd.	200	7,428
NSK, Ltd.	400	3,460
NTT Data Corp.	1,800	19,769
NTT DOCOMO, Inc.	4,968	111,957
Obayashi Corp.	500	4,530
Obic Co., Ltd.	100	7,738
Oji Holdings Corp.	1,000	5,150
Olympus Corp.	100	3,076
Omron Corp.	100	3,646
Ono Pharmaceutical Co., Ltd.	500	10,231
Oracle Corp. Japan	200	12,760
Oriental Land Co., Ltd.	400	40,304
ORIX Corp.	800	11,707
Osaka Gas Co., Ltd.	200	3,662
Otsuka Corp.	600	16,516
Otsuka Holdings Co., Ltd.	700	28,666
Panasonic Corp.	1,400	12,640
Park24 Co., Ltd.	500	10,997
Pigeon Corp.	100	4,284
Rakuten, Inc. (a)(b)	500	3,354
Recruit Holdings Co., Ltd.	1,098	26,646
Resona Holdings, Inc.	1,600	7,710
Ricoh Co., Ltd.	500	4,908
Sankyo Co., Ltd.	200	7,620
SBI Holdings, Inc.	100	1,968
Secom Co., Ltd.	600	49,842
Seiko Epson Corp.	300	4,233
Sekisui Chemical Co., Ltd.	300	4,460
Sekisui House, Ltd.	200	2,951
Seven & i Holdings Co., Ltd.	200	8,719
Shimamura Co., Ltd.	100	7,656
Shimano, Inc.	100	14,146
Shimizu Corp.	500	4,079
Shin-Etsu Chemical Co., Ltd.	100	7,780
Shinsei Bank, Ltd.	300	3,579
Shionogi & Co., Ltd.	400	22,863
Shizuoka Bank, Ltd.	500	3,924
SoftBank Group Corp.	400	26,633

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Sompo Holdings, Inc.	200	$ 6,803
Sony Corp.	400	19,418
Subaru Corp.	600	12,906
Sumitomo Chemical Co., Ltd.	1,000	4,858
Sumitomo Corp.	600	8,539
Sumitomo Electric Industries, Ltd.	500	6,663
Sumitomo Metal Mining Co., Ltd.	200	5,373
Sumitomo Mitsui Financial Group, Inc.	1,100	36,545
Sumitomo Mitsui Trust Holdings, Inc.	200	7,332
Sundrug Co., Ltd.	100	2,985
Suntory Beverage & Food, Ltd.	700	31,646
Suzuken Co., Ltd.	100	5,095
Suzuki Motor Corp.	100	5,074
Sysmex Corp.	200	9,618
T&D Holdings, Inc.	200	2,332
Taiheiyo Cement Corp.	100	3,094
Taisei Corp.	100	4,288
Taisho Pharmaceutical Holdings Co., Ltd.	200	20,107
Takeda Pharmaceutical Co., Ltd. (a)	489	16,513
TDK Corp.	100	7,036
Terumo Corp.	200	11,346
Tobu Railway Co., Ltd.	600	16,204
Toho Co., Ltd.	200	7,255
Tohoku Electric Power Co., Inc.	500	6,608
Tokio Marine Holdings, Inc.	300	14,317
Tokyo Electric Power Co. Holdings, Inc. (b)	3,000	17,855
Tokyo Electron, Ltd.	100	11,407
Tokyo Gas Co., Ltd.	200	5,078
Tokyu Corp.	300	4,908
Toppan Printing Co., Ltd.	500	7,369
Toray Industries, Inc.	600	4,222
Toshiba Corp.	200	5,651
Toyo Suisan Kaisha, Ltd.	500	17,477
Toyota Industries Corp.	100	4,639
Toyota Motor Corp.	1,300	75,904
Toyota Tsusho Corp.	200	5,915
Trend Micro, Inc. (b)	100	5,441
Tsuruha Holdings, Inc.	100	8,586
Unicharm Corp.	100	3,244
United Urban Investment Corp. REIT	15	23,269
USS Co., Ltd.	700	11,797
West Japan Railway Co.	200	14,148
Yahoo! Japan Corp.	3,400	8,491
Yamada Denki Co., Ltd. (a)	3,400	16,331
Yamaguchi Financial Group, Inc.	500	4,808
Yamaha Motor Co., Ltd. (a)	200	3,936
Yamato Holdings Co., Ltd.	100	2,756
Yamazaki Baking Co., Ltd.	600	12,611
ZOZO, Inc.	300	5,496
		2,815,383
Security Description	Shares	Value
LUXEMBOURG — 0.1%
ArcelorMittal	479	$ 9,933
RTL Group SA	165	8,808
SES SA	85	1,624
		20,365
MEXICO — 0.0% (e)
Fresnillo PLC	20	219
NETHERLANDS — 1.1%
ABN AMRO Group NV (d)	235	5,518
Aegon NV	1,649	7,689
Akzo Nobel NV	19	1,529
ASML Holding NV	398	62,404
EXOR NV	75	4,052
Heineken Holding NV	46	3,878
Heineken NV	49	4,324
ING Groep NV	2,632	28,313
Koninklijke Ahold Delhaize NV	1,413	35,657
Koninklijke DSM NV	42	3,430
Koninklijke KPN NV	1,677	4,908
Koninklijke Philips NV	188	6,647
NN Group NV	202	8,036
NXP Semiconductors NV	200	14,656
Randstad NV	174	7,974
Royal Dutch Shell PLC Class A	1,345	39,527
Royal Dutch Shell PLC Class B	1,423	42,409
Wolters Kluwer NV	286	16,890
		297,841
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	1,534	7,386
Fisher & Paykel Healthcare Corp., Ltd.	683	5,954
Ryman Healthcare, Ltd.	1,737	12,509
Spark New Zealand, Ltd.	4,842	13,474
		39,323
NORWAY — 0.1%
DNB ASA	468	7,467
Equinor ASA	257	5,454
Norsk Hydro ASA	1,201	5,438
Telenor ASA	225	4,352
Yara International ASA	22	847
		23,558
PORTUGAL — 0.0% (e)
EDP - Energias de Portugal SA	1,133	3,949
Galp Energia SGPS SA	300	4,731
Jeronimo Martins SGPS SA	359	4,243
		12,923
SINGAPORE — 0.7%
CapitaLand Commercial Trust REIT	13,600	17,462
CapitaLand Mall Trust REIT	11,300	18,737
DBS Group Holdings, Ltd.	700	12,167
Keppel Corp., Ltd.	900	3,902
Oversea-Chinese Banking Corp., Ltd.	2,065	17,059

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SATS, Ltd.	3,808	$ 13,019
Singapore Airlines, Ltd.	2,900	20,043
Singapore Exchange, Ltd.	1,300	6,820
Singapore Press Holdings, Ltd.	7,500	12,931
Singapore Technologies Engineering, Ltd.	2,200	5,633
Singapore Telecommunications, Ltd.	26,842	57,701
United Overseas Bank, Ltd.	600	10,816
Venture Corp., Ltd.	300	3,070
Wilmar International, Ltd.	2,100	4,807
		204,167
SOUTH AFRICA — 0.0% (e)
Investec PLC	275	1,545
SPAIN — 0.8%
ACS Actividades de Construccion y Servicios SA	137	5,298
Aena SME SA (d)	26	4,035
Amadeus IT Group SA	552	38,391
Banco Bilbao Vizcaya Argentaria SA	4,414	23,390
Banco de Sabadell SA	4,990	5,707
Banco Santander SA	10,608	48,179
Bankia SA (a)	1,325	3,878
CaixaBank SA	1,407	5,089
Enagas SA (a)	189	5,101
Ferrovial SA	262	5,300
Iberdrola SA	1,344	10,783
Industria de Diseno Textil SA	1,273	32,524
Mapfre SA (a)	939	2,490
Naturgy Energy Group SA	211	5,369
Red Electrica Corp. SA	262	5,839
Repsol SA	631	10,156
Telefonica SA	2,313	19,405
		230,934
SWEDEN — 0.6%
Assa Abloy AB Class B	160	2,854
Atlas Copco AB Class A (a)	751	17,831
Atlas Copco AB Class B	694	15,133
Autoliv, Inc.	100	7,023
Boliden AB	369	7,990
Electrolux AB Class B	412	8,695
Epiroc AB Class A (b)	751	7,102
Epiroc AB Class B (b)	441	3,924
Essity AB Class B	180	4,418
Hennes & Mauritz AB Class B (a)	1,146	16,289
Industrivarden AB Class C	237	4,790
Investor AB Class B	306	12,964
Sandvik AB	66	940
Skandinaviska Enskilda Banken AB Class A	575	5,584
Skanska AB Class B	152	2,417
SKF AB Class B	255	3,867
Svenska Handelsbanken AB Class A	523	5,799
Swedbank AB Class A	334	7,450
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	845	$ 7,426
Telia Co. AB	865	4,096
Volvo AB Class B	538	7,036
		153,628
SWITZERLAND — 4.1%
ABB, Ltd.	331	6,277
Adecco Group AG	255	11,881
Baloise Holding AG	11	1,511
Chocoladefabriken Lindt & Spruengli AG	5	30,939
Cie Financiere Richemont SA	85	5,432
Credit Suisse Group AG (b)	801	8,775
EMS-Chemie Holding AG	53	25,108
Ferguson PLC	252	16,102
Geberit AG	38	14,737
Givaudan SA	16	36,941
Glencore PLC (b)	7,146	26,516
Julius Baer Group, Ltd. (b)	54	1,918
Kuehne + Nagel International AG	340	43,578
LafargeHolcim, Ltd. (b)	101	4,150
Lonza Group AG (b)	19	4,909
Nestle SA	1,632	132,110
Novartis AG	1,233	105,114
Partners Group Holding AG (a)	98	59,249
Roche Holding AG	1,223	301,966
Schindler Holding AG (c)	42	8,295
Schindler Holding AG (c)	122	23,588
SGS SA	7	15,693
Sika AG	234	29,576
Sonova Holding AG	101	16,454
STMicroelectronics NV	104	1,484
Straumann Holding AG	9	5,642
Swatch Group AG	10	2,908
Swiss Life Holding AG (b)	20	7,681
Swiss Prime Site AG (b)	305	24,612
Swiss Re AG	195	17,827
Swisscom AG	133	63,370
TE Connectivity, Ltd.	8	605
Temenos AG (b)	65	7,774
UBS Group AG (b)	2,105	26,126
Zurich Insurance Group AG	165	49,058
		1,137,906
UNITED KINGDOM — 6.1%
3i Group PLC	1,336	13,160
Admiral Group PLC	713	18,588
Anglo American PLC (a)	371	8,258
Ashtead Group PLC	527	10,987
Associated British Foods PLC	105	2,732
AstraZeneca PLC	1,610	120,426
Auto Trader Group PLC (d)	85	492
Aviva PLC	1,682	8,044
Babcock International Group PLC	60	374
BAE Systems PLC	3,985	23,306
Barclays PLC	14,517	27,829

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Barratt Developments PLC	260	$ 1,532
Berkeley Group Holdings PLC	210	9,305
BP PLC	6,644	41,966
British American Tobacco PLC ADR	641	20,422
British American Tobacco PLC	198	6,304
British Land Co. PLC REIT	418	2,839
BT Group PLC	13,209	40,055
Bunzl PLC	433	13,064
Burberry Group PLC	513	11,339
Carnival PLC	71	3,403
Centrica PLC	4,572	7,855
CNH Industrial NV	468	4,199
Coca-Cola European Partners PLC (b)	94	4,310
Compass Group PLC	3,534	74,265
ConvaTec Group PLC (d)	257	455
Croda International PLC	190	11,337
DCC PLC	53	4,040
Diageo PLC	2,665	94,866
Direct Line Insurance Group PLC	7,595	30,828
easyJet PLC	76	1,070
Experian PLC	902	21,884
Fiat Chrysler Automobiles NV (b)	1,139	16,513
G4S PLC	695	1,743
GlaxoSmithKline PLC	9,504	180,499
Hargreaves Lansdown PLC	364	8,572
HSBC Holdings PLC	8,977	73,961
Imperial Brands PLC	1,322	40,021
Informa PLC	400	3,210
International Consolidated Airlines Group SA	481	3,805
Intertek Group PLC	208	12,716
ITV PLC	5,336	8,485
J Sainsbury PLC	855	2,886
Johnson Matthey PLC	255	9,090
Kingfisher PLC	2,705	7,149
Land Securities Group PLC REIT	295	3,022
Legal & General Group PLC	6,524	19,194
Liberty Global PLC Class C (b)	225	4,644
Linde PLC	50	7,802
Lloyds Banking Group PLC	28,289	18,681
London Stock Exchange Group PLC	63	3,259
Marks & Spencer Group PLC	4,942	15,559
Melrose Industries PLC	9	19
Merlin Entertainments PLC (d)	263	1,063
Mondi PLC	413	8,592
National Grid PLC	1,083	10,541
Next PLC	168	8,539
Pearson PLC	265	3,167
Pentair PLC	70	2,645
Persimmon PLC	400	9,832
Prudential PLC	615	10,981
Randgold Resources, Ltd.	212	17,674
Reckitt Benckiser Group PLC	134	10,262
RELX PLC (c)	1,164	23,964
Security Description	Shares	Value
RELX PLC (c)	1,052	$ 21,611
Rio Tinto PLC	1,297	61,614
Rio Tinto, Ltd.	398	21,987
Rolls-Royce Holdings PLC (b)	2,267	23,964
Royal Bank of Scotland Group PLC	2,846	7,855
Royal Mail PLC	2,831	9,811
RSA Insurance Group PLC	118	772
Sage Group PLC	1,416	10,846
Schroders PLC	150	4,667
Shire PLC	214	12,456
Smith & Nephew PLC	1,041	19,410
Smiths Group PLC	393	6,827
SSE PLC	534	7,355
Standard Chartered PLC	2,044	15,861
Standard Life Aberdeen PLC	2,106	6,887
Taylor Wimpey PLC	4,317	7,491
TechnipFMC PLC (c)	200	3,916
TechnipFMC PLC (c)	10	202
Tesco PLC	3,890	9,418
Unilever NV	1,809	98,063
Unilever PLC	1,325	69,332
United Utilities Group PLC	478	4,482
Vodafone Group PLC	20,615	40,144
Weir Group PLC	5	83
Whitbread PLC	205	11,955
Wm Morrison Supermarkets PLC	1,712	4,650
WPP PLC	840	9,057
		1,678,340
UNITED STATES — 59.9%
3M Co.	678	129,186
Abbott Laboratories	744	53,814
AbbVie, Inc.	160	14,750
Activision Blizzard, Inc.	45	2,096
Acuity Brands, Inc.	100	11,495
Adobe, Inc. (b)	485	109,726
AES Corp.	369	5,336
Aflac, Inc.	674	30,707
Agilent Technologies, Inc.	36	2,429
AGNC Investment Corp. REIT	2,627	46,078
Air Products & Chemicals, Inc.	51	8,163
Align Technology, Inc. (b)	125	26,179
Alleghany Corp.	55	34,283
Allergan PLC	140	18,712
Alliant Energy Corp.	100	4,225
Allstate Corp.	839	69,327
Ally Financial, Inc.	290	6,571
Alphabet, Inc. Class A (b)	254	265,420
Alphabet, Inc. Class C (b)	274	283,757
Altria Group, Inc.	3,619	178,742
Amazon.com, Inc. (b)	20	30,039
Ameren Corp.	386	25,179
American Airlines Group, Inc.	100	3,211
American Electric Power Co., Inc.	580	43,349
American Express Co.	200	19,064
American Financial Group, Inc.	100	9,053

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
American International Group, Inc.	374	$ 14,739
American Tower Corp. REIT	94	14,870
American Water Works Co., Inc.	145	13,162
Ameriprise Financial, Inc.	150	15,655
AmerisourceBergen Corp.	185	13,764
Amgen, Inc.	793	154,373
Amphenol Corp. Class A	660	53,473
Anadarko Petroleum Corp.	95	4,165
Annaly Capital Management, Inc. REIT	6,235	61,228
Anthem, Inc.	150	39,394
AO Smith Corp.	200	8,540
Aon PLC	496	72,099
Apache Corp.	100	2,625
Apple, Inc.	3,647	575,278
Applied Materials, Inc.	1,306	42,758
Aptiv PLC	333	20,503
Aramark	300	8,691
Archer-Daniels-Midland Co.	254	10,406
Arconic, Inc.	140	2,360
Arrow Electronics, Inc. (b)	95	6,550
Arthur J Gallagher & Co.	200	14,740
AT&T, Inc.	5,008	142,928
Athene Holding, Ltd. Class A (b)	293	11,670
Automatic Data Processing, Inc.	776	101,749
AutoZone, Inc. (b)	55	46,109
AvalonBay Communities, Inc. REIT	379	65,965
Avery Dennison Corp.	100	8,983
Baker Hughes a GE Co.	135	2,903
Ball Corp.	40	1,839
Bank of America Corp.	4,024	99,151
Bank of New York Mellon Corp.	278	13,085
Baxter International, Inc.	898	59,106
BB&T Corp.	290	12,563
Becton Dickinson and Co.	107	24,109
Berkshire Hathaway, Inc. Class B (b)	553	112,912
Best Buy Co., Inc.	389	20,601
Biogen, Inc. (b)	255	76,735
BlackRock, Inc.	30	11,785
Boeing Co.	101	32,572
Booking Holdings, Inc. (b)	56	96,456
BorgWarner, Inc.	285	9,901
Boston Scientific Corp. (b)	583	20,603
Brighthouse Financial, Inc. (b)	40	1,219
Bristol-Myers Squibb Co.	1,771	92,057
Broadcom, Inc.	45	11,443
Broadridge Financial Solutions, Inc.	431	41,484
Brookfield Property REIT, Inc. Class A,	75	1,208
Brown-Forman Corp. Class B	311	14,797
Bunge, Ltd.	115	6,146
Burlington Stores, Inc. (b)	100	16,267
C.H. Robinson Worldwide, Inc.	620	52,136
Cadence Design Systems, Inc. (b)	300	13,044
Camden Property Trust REIT	90	7,924
Security Description	Shares	Value
Campbell Soup Co. (a)	455	$ 15,010
Capital One Financial Corp.	195	14,740
Cardinal Health, Inc.	333	14,852
CarMax, Inc. (a)(b)	20	1,255
Carnival Corp.	125	6,162
Caterpillar, Inc.	115	14,613
CBRE Group, Inc. Class A (b)	100	4,004
CBS Corp. Class B	141	6,165
CDK Global, Inc.	8	383
CDW Corp.	100	8,105
Celanese Corp. Series A	185	16,644
Celgene Corp. (b)	700	44,863
Centene Corp. (b)	100	11,530
CenterPoint Energy, Inc.	35	988
CenturyLink, Inc.	560	8,484
Cerner Corp. (b)	298	15,627
CF Industries Holdings, Inc.	74	3,220
Charles Schwab Corp.	95	3,945
Charter Communications, Inc. Class A (b)	55	15,673
Chevron Corp.	655	71,257
Chubb, Ltd.	520	67,174
Church & Dwight Co., Inc.	957	62,932
Cigna Corp.	141	26,729
Cincinnati Financial Corp.	398	30,813
Cisco Systems, Inc.	5,771	250,057
CIT Group, Inc.	25	957
Citigroup, Inc.	1,507	78,454
Citizens Financial Group, Inc.	239	7,105
Citrix Systems, Inc.	85	8,709
Clorox Co.	365	56,261
CME Group, Inc.	120	22,574
CMS Energy Corp.	100	4,965
Coca-Cola Co.	2,491	117,949
Cognex Corp. (a)	200	7,734
Cognizant Technology Solutions Corp. Class A	710	45,071
Colgate-Palmolive Co.	414	24,641
Comcast Corp. Class A	2,020	68,781
Comerica, Inc.	46	3,160
CommScope Holding Co., Inc. (b)	400	6,556
Conagra Brands, Inc.	600	12,816
ConocoPhillips	153	9,540
Consolidated Edison, Inc.	1,483	113,390
Constellation Brands, Inc. Class A	125	20,102
Copart, Inc. (b)	200	9,556
Corning, Inc.	263	7,945
Costco Wholesale Corp.	533	108,577
Crown Castle International Corp. REIT	495	53,772
CSX Corp.	160	9,941
Cummins, Inc.	215	28,733
CVS Health Corp.	869	56,937
D.R. Horton, Inc.	100	3,466
Danaher Corp.	307	31,658
Darden Restaurants, Inc.	210	20,971

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (b)	75	$ 3,860
Deere & Co.	54	8,055
Dell Technologies, Inc. Class C (b)	71	3,483
Delta Air Lines, Inc.	35	1,747
Devon Energy Corp.	125	2,818
Discover Financial Services	65	3,834
Discovery, Inc. Class C (b)	110	2,539
DISH Network Corp. Class A (b)	90	2,247
Dollar General Corp.	623	67,334
Dollar Tree, Inc. (b)	108	9,755
Dominion Energy, Inc.	938	67,029
Dover Corp.	60	4,257
DowDuPont, Inc.	533	28,505
DTE Energy Co.	180	19,854
Duke Energy Corp.	1,033	89,148
Duke Realty Corp. REIT	300	7,770
DXC Technology Co.	46	2,446
E*TRADE Financial Corp.	100	4,388
Eastman Chemical Co.	20	1,462
Eaton Corp. PLC	120	8,239
Eaton Vance Corp.	160	5,629
eBay, Inc. (b)	420	11,789
Ecolab, Inc.	100	14,735
Edison International	220	12,489
Edwards Lifesciences Corp. (b)	170	26,039
Eli Lilly & Co.	1,528	176,820
Emerson Electric Co.	633	37,822
Entergy Corp.	90	7,746
EOG Resources, Inc.	5	436
Equity Residential REIT	585	38,616
Essex Property Trust, Inc. REIT	100	24,521
Estee Lauder Cos., Inc. Class A	300	39,030
Everest Re Group, Ltd.	190	41,374
Evergy, Inc.	517	29,350
Eversource Energy	264	17,171
Exelon Corp.	379	17,093
Expeditors International of Washington, Inc.	833	56,719
Exxon Mobil Corp.	2,166	147,700
F5 Networks, Inc. (b)	315	51,039
Facebook, Inc. Class (b)	2,503	328,118
Fastenal Co. (a)	369	19,295
Federal Realty Investment Trust REIT	30	3,541
FedEx Corp.	85	13,713
Fidelity National Financial, Inc.	657	20,656
Fidelity National Information Services, Inc.	443	45,430
Fifth Third Bancorp	428	10,071
First Republic Bank	100	8,690
FirstEnergy Corp.	225	8,449
Fiserv, Inc. (b)	1,200	88,188
FleetCor Technologies, Inc. (b)	15	2,786
Flex, Ltd. (b)	718	5,464
Fluor Corp.	115	3,703
Ford Motor Co.	4,150	31,747
Security Description	Shares	Value
Fortive Corp.	135	$ 9,134
Franklin Resources, Inc. (a)	308	9,135
Freeport-McMoRan, Inc.	600	6,186
Gap, Inc.	393	10,124
Garmin, Ltd.	100	6,332
General Dynamics Corp.	321	50,464
General Electric Co.	4,575	34,633
General Mills, Inc.	357	13,902
General Motors Co.	1,153	38,568
Genuine Parts Co.	134	12,867
Gilead Sciences, Inc.	612	38,281
Goldman Sachs Group, Inc.	154	25,726
Goodyear Tire & Rubber Co.	200	4,082
Halliburton Co.	144	3,828
Harley-Davidson, Inc.	100	3,412
Harris Corp.	202	27,199
Hartford Financial Services Group, Inc.	100	4,445
Hasbro, Inc.	125	10,156
HCA Healthcare, Inc.	105	13,067
HCP, Inc. REIT	730	20,389
Henry Schein, Inc. (a)(b)	241	18,923
Hershey Co.	260	27,867
Hess Corp.	60	2,430
Hewlett Packard Enterprise Co.	847	11,189
Hilton Worldwide Holdings, Inc.	100	7,180
HollyFrontier Corp.	66	3,374
Home Depot, Inc.	358	61,512
Honeywell International, Inc.	813	107,414
Hormel Foods Corp. (a)	1,005	42,893
Host Hotels & Resorts, Inc. REIT	245	4,084
HP, Inc.	690	14,117
Humana, Inc.	126	36,096
Huntington Bancshares, Inc.	400	4,768
Huntington Ingalls Industries, Inc.	25	4,758
IDEX Corp.	100	12,626
Illinois Tool Works, Inc.	385	48,776
Intel Corp.	5,593	262,479
Intercontinental Exchange, Inc.	150	11,299
International Business Machines Corp.	1,311	149,021
International Flavors & Fragrances, Inc.	95	12,756
International Paper Co.	60	2,422
Interpublic Group of Cos., Inc.	498	10,274
Intuit, Inc.	326	64,173
Intuitive Surgical, Inc. (b)	89	42,624
Invesco, Ltd.	145	2,427
IPG Photonics Corp. (a)(b)	100	11,329
J.M. Smucker Co.	245	22,905
Jack Henry & Associates, Inc.	423	53,518
JB Hunt Transport Services, Inc.	39	3,629
Jefferies Financial Group, Inc.	200	3,472
Johnson & Johnson	3,621	467,290
Johnson Controls International PLC	248	7,353
JPMorgan Chase & Co.	1,245	121,537

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Juniper Networks, Inc.	5	$ 135
Kellogg Co.	783	44,639
KeyCorp	413	6,104
Kimberly-Clark Corp.	282	32,131
Kimco Realty Corp. REIT	300	4,395
Kinder Morgan, Inc.	630	9,689
KLA-Tencor Corp.	185	16,556
Kohl's Corp.	110	7,297
Kraft Heinz Co.	353	15,193
Kroger Co.	558	15,345
L Brands, Inc.	200	5,134
L3 Technologies, Inc.	58	10,072
Laboratory Corp. of America Holdings (b)	229	28,936
Lam Research Corp.	200	27,234
Lamb Weston Holdings, Inc.	100	7,356
Las Vegas Sands Corp.	444	23,110
Lear Corp.	125	15,357
Leggett & Platt, Inc. (a)	200	7,168
Lennar Corp. Class A	100	3,915
Liberty Broadband Corp. Class C (b)	150	10,804
Liberty Media Corp.-Liberty SiriusXM Class C (b)	31	1,146
Liberty Property Trust REIT	400	16,752
Lincoln National Corp.	110	5,644
LKQ Corp. (b)	200	4,746
Lockheed Martin Corp.	750	196,380
Loews Corp.	135	6,145
Lowe's Cos., Inc.	877	81,000
Lululemon Athletica, Inc. (b)	145	17,633
LyondellBasell Industries NV Class A	525	43,659
M&T Bank Corp.	85	12,166
Macy's, Inc.	200	5,956
ManpowerGroup, Inc.	65	4,212
Marathon Oil Corp.	100	1,434
Marathon Petroleum Corp.	353	20,831
Markel Corp. (b)	71	73,702
Marriott International, Inc. Class A	250	27,140
Marsh & McLennan Cos., Inc.	1,073	85,572
Mastercard, Inc. Class A	1,233	232,605
Maxim Integrated Products, Inc.	374	19,018
McCormick & Co., Inc. (a)	550	76,582
McDonald's Corp.	668	118,617
McKesson Corp.	193	21,321
Medtronic PLC	737	67,038
Merck & Co., Inc.	1,416	108,197
MetLife, Inc.	448	18,395
Mettler-Toledo International, Inc. (b)	45	25,451
MGM Resorts International	205	4,973
Michael Kors Holdings, Ltd. (b)	239	9,063
Micron Technology, Inc. (b)	644	20,434
Microsoft Corp.	5,569	565,643
Middleby Corp. (a)(b)	100	10,273
Security Description	Shares	Value
Molson Coors Brewing Co. Class B	80	$ 4,493
Mondelez International, Inc. Class A	443	17,733
Monster Beverage Corp. (b)	448	22,051
Moody's Corp.	282	39,491
Morgan Stanley	425	16,851
Mosaic Co.	120	3,505
Motorola Solutions, Inc.	619	71,210
Mylan NV (b)	110	3,014
National Oilwell Varco, Inc.	125	3,213
National Retail Properties, Inc. REIT	500	24,255
NetApp, Inc.	345	20,586
Newell Brands, Inc. (a)	134	2,491
Newmont Mining Corp.	1,333	46,188
NextEra Energy, Inc.	526	91,429
Nielsen Holdings PLC	200	4,666
NIKE, Inc. Class B	1,812	134,342
NiSource, Inc.	200	5,070
Noble Energy, Inc.	75	1,407
Nordstrom, Inc. (a)	295	13,750
Norfolk Southern Corp.	75	11,215
Northrop Grumman Corp.	179	43,837
Norwegian Cruise Line Holdings, Ltd. (b)	100	4,239
Nucor Corp.	105	5,440
NVIDIA Corp.	756	100,926
NVR, Inc. (b)	6	14,622
Occidental Petroleum Corp.	355	21,790
Old Dominion Freight Line, Inc.	100	12,349
Omnicom Group, Inc.	324	23,730
ONEOK, Inc.	80	4,316
Oracle Corp.	823	37,158
O'Reilly Automotive, Inc. (b)	79	27,202
PACCAR, Inc.	90	5,143
Palo Alto Networks, Inc. (b)	100	18,835
Paychex, Inc.	1,377	89,712
PayPal Holdings, Inc. (b)	60	5,045
People's United Financial, Inc.	151	2,179
PepsiCo, Inc.	1,184	130,808
Pfizer, Inc.	2,923	127,589
PG&E Corp. (b)	385	9,144
Philip Morris International, Inc.	414	27,639
Phillips 66	298	25,673
Pinnacle West Capital Corp.	100	8,520
Pioneer Natural Resources Co.	25	3,288
Plains GP Holdings L.P. Class A (b)	185	3,719
PNC Financial Services Group, Inc.	170	19,875
Polaris Industries, Inc.	100	7,668
PPG Industries, Inc.	260	26,580
PPL Corp.	220	6,233
Principal Financial Group, Inc.	410	18,110
Procter & Gamble Co.	3,238	297,637
Progressive Corp.	650	39,214
Prologis, Inc. REIT	135	7,927
Prudential Financial, Inc.	275	22,426

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Public Service Enterprise Group, Inc.	180	$ 9,369
Public Storage REIT	483	97,764
PulteGroup, Inc.	170	4,418
QUALCOMM, Inc. (a)	258	14,683
Quest Diagnostics, Inc.	36	2,998
Qurate Retail, Inc. (b)	200	3,904
Raymond James Financial, Inc.	100	7,441
Raytheon Co.	766	117,466
Realty Income Corp. REIT	398	25,090
Red Hat, Inc. (b)	150	26,346
Regeneron Pharmaceuticals, Inc. (b)	25	9,337
Regions Financial Corp.	375	5,017
Republic Services, Inc.	1,177	84,850
ResMed, Inc.	170	19,358
Robert Half International, Inc.	190	10,868
Rockwell Automation, Inc.	185	27,839
Rollins, Inc.	150	5,415
Ross Stores, Inc.	973	80,954
Royal Caribbean Cruises, Ltd.	38	3,716
Schlumberger, Ltd.	353	12,736
Seagate Technology PLC	20	772
SEI Investments Co.	195	9,009
Sempra Energy (a)	110	11,901
Simon Property Group, Inc. REIT	135	22,679
Sirius XM Holdings, Inc. (a)	1,200	6,852
Skyworks Solutions, Inc.	205	13,739
Snap-on, Inc.	100	14,529
Southern Co.	1,967	86,391
Southwest Airlines Co.	130	6,042
Spirit AeroSystems Holdings, Inc. Class A	100	7,209
Starbucks Corp.	2,220	142,968
State Street Corp. (f)	80	5,046
Stryker Corp.	379	59,408
SunTrust Banks, Inc.	165	8,323
Synchrony Financial	360	8,446
Synopsys, Inc. (b)	215	18,112
Sysco Corp.	387	24,249
T Rowe Price Group, Inc.	334	30,835
Tapestry, Inc.	578	19,507
Targa Resources Corp.	100	3,602
Target Corp.	322	21,281
TD Ameritrade Holding Corp.	5	245
Texas Instruments, Inc.	1,249	118,030
Textron, Inc.	40	1,840
Thermo Fisher Scientific, Inc.	65	14,546
TJX Cos., Inc.	3,654	163,480
T-Mobile US, Inc. (b)	200	12,722
Tractor Supply Co.	195	16,271
Travelers Cos., Inc.	420	50,295
Twenty-First Century Fox, Inc. Class A (a)	224	10,779
Twenty-First Century Fox, Inc. Class B	58	2,771
Tyson Foods, Inc. Class A	240	12,816
Security Description	Shares	Value
UDR, Inc. REIT	693	$ 27,457
UGI Corp.	100	5,335
Ulta Salon Cosmetics & Fragrance, Inc. (b)	75	18,363
Union Pacific Corp.	738	102,014
United Parcel Service, Inc. Class B	80	7,802
United Technologies Corp.	141	15,014
United Therapeutics Corp. (b)	100	10,890
UnitedHealth Group, Inc.	405	100,894
Universal Health Services, Inc. Class B	60	6,994
Unum Group	150	4,407
US Bancorp	739	33,772
Valero Energy Corp.	203	15,219
Varian Medical Systems, Inc. (b)	169	19,149
Ventas, Inc. REIT	451	26,424
VeriSign, Inc. (b)	125	18,536
Verizon Communications, Inc.	2,975	167,254
VF Corp.	494	35,242
Viacom, Inc. Class B	300	7,710
Visa, Inc. Class A	2,570	339,086
VMware, Inc. Class A	99	13,576
Voya Financial, Inc.	56	2,248
W.W. Grainger, Inc.	80	22,589
WABCO Holdings, Inc. (b)	100	10,734
Wabtec Corp. (a)	22	1,546
Walmart, Inc.	1,355	126,218
Walgreens Boots Alliance, Inc.	320	21,866
Walt Disney Co.	1,800	197,370
Waste Management, Inc.	1,237	110,081
Waters Corp. (b)	105	19,808
WEC Energy Group, Inc.	763	52,845
Wells Fargo & Co.	1,892	87,183
Welltower, Inc. REIT	257	17,838
Western Digital Corp.	175	6,470
Western Union Co.	135	2,303
WestRock Co.	110	4,154
Weyerhaeuser Co. REIT	170	3,716
Whirlpool Corp.	35	3,740
Williams Cos., Inc.	110	2,426
Willis Towers Watson PLC	60	9,112
Worldpay, Inc. Class A (b)	150	11,464
WP Carey, Inc. REIT	300	19,602
WR Berkley Corp.	490	36,216
Xcel Energy, Inc.	1,382	68,091
Xerox Corp.	151	2,984
Xilinx, Inc.	285	24,273
Yum! Brands, Inc.	340	31,253
Zimmer Biomet Holdings, Inc.	50	5,186
Zions Bancorp (a)	100	4,074
Zoetis, Inc.	140	11,976
		16,463,043
TOTAL COMMON STOCKS (Cost $28,367,272)		27,346,865

See accompanying notes to schedule of investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Repsol SA (expiring 01/14/19) (b)	631	$ 288
TOTAL RIGHTS (Cost $296)		288
SHORT-TERM INVESTMENTS — 1.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (g) (h)	35,202	35,202
State Street Navigator Securities Lending Government Money Market Portfolio (g) (i)	255,088	255,088
TOTAL SHORT-TERM INVESTMENTS (Cost $290,290)		290,290
TOTAL INVESTMENTS — 100.6% (Cost $28,657,858)		27,637,443
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(174,776)
NET ASSETS — 100.0%		$ 27,462,667

(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.2% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2018.
(i)	Investment of cash collateral for securities loaned.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$27,346,865	$—	$—	$27,346,865
Rights	288	—	—	288
Short-Term Investments	290,290	—	—	290,290
TOTAL INVESTMENTS	$27,637,443	$—	$—	$27,637,443
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	80	$ 6,702	$ —	$ —	$—	$(1,656)	80	$ 5,046	$ 38	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	18,931	18,931	593,304	577,033	—	—	35,202	35,202	336	—
State Street Navigator Securities Lending Government Money Market Portfolio	298,707	298,707	678,414	722,033	—	—	255,088	255,088	460	—
Total		$324,340	$1,271,718	$1,299,066	$—	$(1,656)		$295,336	$834	$—
See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.6%
Bombardier, Inc. Class B (a) (b)	35,383	$ 52,590
CAE, Inc.	4,357	80,039
		132,629
AIRLINES — 0.4%
Air Canada (a)	3,950	75,078
AUTO COMPONENTS — 1.2%
Magna International, Inc.	5,578	253,089
BANKS — 26.6%
Bank of Montreal	10,596	691,944
Bank of Nova Scotia	20,421	1,017,461
Canadian Imperial Bank of Commerce	7,352	547,336
National Bank of Canada (b)	5,589	229,363
Royal Bank of Canada	23,900	1,635,097
Toronto-Dominion Bank	30,299	1,505,411
		5,626,612
CAPITAL MARKETS — 2.7%
Brookfield Asset Management, Inc. Class A	12,785	489,758
CI Financial Corp.	4,032	51,012
IGM Financial, Inc.	1,421	32,284
		573,054
CHEMICALS — 2.6%
Methanex Corp.	1,315	63,218
Nutrien, Ltd.	10,184	478,107
		541,325
COMMERCIAL SERVICES & SUPPLIES — 1.8%
Ritchie Bros Auctioneers, Inc.	1,838	60,100
Waste Connections, Inc.	4,344	322,286
		382,386
CONSTRUCTION & ENGINEERING — 0.8%
SNC-Lavalin Group, Inc.	2,953	99,284
WSP Global, Inc.	1,740	74,744
		174,028
CONTAINERS & PACKAGING — 0.4%
CCL Industries, Inc. Class B	2,440	89,432
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Onex Corp.	1,403	76,375
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.3%
BCE, Inc.	14,875	587,355
TELUS Corp.	9,866	326,868
		914,223
ELECTRIC UTILITIES — 2.0%
Emera, Inc.	3,802	121,676
Fortis, Inc.	6,965	232,082
Hydro One, Ltd. (b) (c)	5,004	74,192
		427,950
Security Description	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.4%
Canadian Apartment Properties REIT	2,383	$ 77,293
Choice Properties Real Estate Investment Trust	3,800	32,052
H&R Real Estate Investment Trust	4,585	69,322
RioCan Real Estate Investment Trust	5,001	87,146
SmartCentres Real Estate Investment Trust	1,255	28,329
		294,142
FOOD & STAPLES RETAILING — 3.7%
Alimentation Couche-Tard, Inc. Class B	7,027	349,395
Empire Co., Ltd. Class A	2,810	59,315
George Weston, Ltd.	1,236	81,492
Loblaw Cos., Ltd.	3,248	145,325
Metro, Inc.	4,263	147,760
		783,287
FOOD PRODUCTS — 0.6%
Saputo, Inc.	4,303	123,469
GAS UTILITIES — 0.2%
AltaGas, Ltd. (b)	4,412	44,902
HOTELS, RESTAURANTS & LEISURE — 1.2%
Restaurant Brands International, Inc.	3,861	201,615
Stars Group, Inc. (a)	3,400	56,111
		257,726
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Northland Power, Inc.	1,977	31,411
INSURANCE — 7.0%
Fairfax Financial Holdings, Ltd.	446	196,249
Great-West Lifeco, Inc.	4,557	94,023
Industrial Alliance Insurance & Financial Services, Inc.	1,835	58,538
Intact Financial Corp.	2,292	166,454
Manulife Financial Corp.	32,919	466,863
Power Corp. of Canada	5,563	99,912
Power Financial Corp.	4,094	77,426
Sun Life Financial, Inc.	9,986	331,136
		1,490,601
IT SERVICES — 2.2%
CGI Group, Inc. Class A (a)	4,101	250,720
Shopify, Inc. Class A (a) (b)	1,530	211,487
		462,207
MEDIA — 0.9%
Quebecor, Inc. Class B	2,546	53,575
Shaw Communications, Inc. Class B	7,244	131,058
		184,633
METALS & MINING — 6.4%
Agnico Eagle Mines, Ltd.	3,870	156,126
Barrick Gold Corp.	19,196	259,029
First Quantum Minerals, Ltd.	11,205	90,572

See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Franco-Nevada Corp.	3,031	$ 212,445
Goldcorp, Inc.	14,284	139,828
Kinross Gold Corp. (a)	20,940	67,460
Lundin Mining Corp.	12,212	50,429
Teck Resources, Ltd. Class B	9,327	200,703
Turquoise Hill Resources, Ltd. (a)	16,896	27,834
Wheaton Precious Metals Corp. (b)	7,352	143,455
		1,347,881
MULTI-UTILITIES — 0.8%
Algonquin Power & Utilities Corp.	7,840	78,813
Atco, Ltd. Class I	1,720	48,623
Canadian Utilities, Ltd. Class A (b)	2,031	46,574
		174,010
MULTILINE RETAIL — 1.1%
Canadian Tire Corp., Ltd. Class A	1,012	105,764
Dollarama, Inc.	4,928	117,157
		222,921
OIL, GAS & CONSUMABLE FUELS — 17.9%
ARC Resources, Ltd.	5,900	34,990
Cameco Corp.	6,638	75,235
Canadian Natural Resources, Ltd.	19,768	476,759
Cenovus Energy, Inc.	16,880	118,647
Crescent Point Energy Corp. (b)	9,308	28,214
Enbridge, Inc.	30,092	934,399
Encana Corp.	15,716	90,674
Husky Energy, Inc.	5,213	53,855
Imperial Oil, Ltd.	4,024	101,911
Inter Pipeline, Ltd.	6,344	89,832
Keyera Corp. (b)	3,385	63,968
Pembina Pipeline Corp.	8,374	248,375
PrairieSky Royalty, Ltd.	3,778	48,878
Seven Generations Energy, Ltd. Class A (a)	4,878	39,787
Suncor Energy, Inc.	26,823	748,837
Tourmaline Oil Corp.	4,231	52,601
TransCanada Corp. (b)	15,130	540,041
Vermilion Energy, Inc. (b)	2,484	52,306
		3,799,309
PAPER & FOREST PRODUCTS — 0.2%
West Fraser Timber Co., Ltd.	950	46,909
PHARMACEUTICALS — 0.8%
Aurora Cannabis, Inc. (a)	15,400	76,447
Canopy Growth Corp. (a) (b)	3,670	98,374
		174,821
PROFESSIONAL SERVICES — 0.8%
Thomson Reuters Corp.	3,711	179,138
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
First Capital Realty, Inc.	2,875	39,679
ROAD & RAIL — 6.2%
Canadian National Railway Co.	12,124	897,538
Security Description	Shares	Value
Canadian Pacific Railway, Ltd.	2,362	$ 418,927
		1,316,465
SOFTWARE — 2.0%
BlackBerry, Ltd. (a)	8,969	63,764
Constellation Software, Inc.	326	208,580
Open Text Corp.	4,349	141,698
		414,042
TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Canada Goose Holdings, Inc. (a)	820	35,831
Gildan Activewear, Inc.	3,349	101,612
		137,443
WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Rogers Communications, Inc. Class B	5,980	306,312
TOTAL COMMON STOCKS (Cost $24,143,512)		21,097,489
SHORT-TERM INVESTMENTS — 2.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e)	466	466
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	602,033	602,033
TOTAL SHORT-TERM INVESTMENTS (Cost $602,499)		602,499
TOTAL INVESTMENTS — 102.4% (Cost $24,746,011)		21,699,988
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.4)%		(518,490)
NET ASSETS — 100.0%		$ 21,181,498
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2018.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.
(f)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SOLACTIVE CANADA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$21,097,489	$—	$—	$21,097,489
Short-Term Investments	602,499	—	—	602,499
TOTAL INVESTMENTS	$21,699,988	$—	$—	$21,699,988
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	516	$ 516	$ 436,618	$ 436,668	$—	$—	466	$ 466	$ 199	$—
State Street Navigator Securities Lending Government Money Market Portfolio	751,313	751,313	5,558,789	5,707,889	—	—	602,033	602,033	2,687	—
Total		$751,829	$5,995,407	$6,144,557	$—	$—		$602,499	$2,886	$—
See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.6%
AIR FREIGHT & LOGISTICS — 2.6%
Deutsche Post AG	7,405	$ 202,399
AIRLINES — 1.1%
Deutsche Lufthansa AG	3,572	80,442
AUTO COMPONENTS — 1.6%
Continental AG	816	112,637
Schaeffler AG Preference Shares	1,217	10,376
		123,013
AUTOMOBILES — 11.7%
Bayerische Motoren Werke AG	2,422	195,748
Bayerische Motoren Werke AG Preference Shares	424	30,100
Daimler AG	6,748	354,148
Porsche Automobil Holding SE Preference Shares	1,155	68,182
Volkswagen AG	239	38,004
Volkswagen AG Preference Shares	1,380	219,153
		905,335
BANKS — 0.7%
Commerzbank AG (a)	7,515	49,680
CAPITAL MARKETS — 3.6%
Deutsche Bank AG	14,197	113,069
Deutsche Boerse AG	1,374	164,844
		277,913
CHEMICALS — 7.5%
BASF SE	6,930	478,491
Covestro AG (b)	1,333	65,798
Evonik Industries AG	1,258	31,350
		575,639
CONSTRUCTION & ENGINEERING — 0.2%
HOCHTIEF AG	136	18,299
CONSTRUCTION MATERIALS — 0.9%
HeidelbergCement AG	1,114	67,978
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.6%
Deutsche Telekom AG	24,462	414,422
Telefonica Deutschland Holding AG	5,137	20,072
		434,494
HEALTH CARE EQUIPMENT & SUPPLIES — 0.6%
Siemens Healthineers AG (a) (b)	1,134	47,374
HEALTH CARE PROVIDERS & SERVICES — 3.3%
Fresenius Medical Care AG & Co. KGaA	1,619	104,827
Fresenius SE & Co. KGaA	3,101	150,233
		255,060
HOUSEHOLD PRODUCTS — 2.8%
Henkel AG & Co. KGaA Preference Shares	1,319	143,846
Security Description	Shares	Value
Henkel AG & Co. KGaA	764	$ 74,891
		218,737
INDUSTRIAL CONGLOMERATES — 8.5%
Siemens AG	5,883	654,895
INSURANCE — 12.4%
Allianz SE	3,192	639,074
Hannover Rueck SE	453	60,950
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,130	246,145
Talanx AG	389	13,252
		959,421
INTERNET & DIRECT MARKETING RETAIL — 0.3%
Zalando SE (a) (b)	961	24,652
IT SERVICES — 1.7%
Wirecard AG	869	131,923
MACHINERY — 0.4%
MAN SE	268	27,619
MEDIA — 0.2%
RTL Group SA	278	14,841
METALS & MINING — 0.8%
ThyssenKrupp AG	3,713	63,583
MULTI-UTILITIES — 3.8%
E.ON SE	16,233	160,089
Innogy SE (a)	968	41,076
RWE AG	3,811	82,622
RWE AG Preference Shares	286	6,159
		289,946
PERSONAL PRODUCTS — 1.0%
Beiersdorf AG	741	77,219
PHARMACEUTICALS — 7.6%
Bayer AG	7,036	487,096
Merck KGaA	977	100,495
		587,591
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.9%
Deutsche Wohnen SE	2,689	122,957
Vonovia SE	3,916	177,228
		300,185
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.1%
Infineon Technologies AG	8,104	160,871
SOFTWARE — 9.7%
SAP SE	7,551	750,373
TEXTILES, APPAREL & LUXURY GOODS — 4.0%
adidas AG	1,466	305,676
TOTAL COMMON STOCKS (Cost $9,229,338)		7,605,158

See accompanying notes to schedule of investments.

SPDR SOLACTIVE GERMANY ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.0% (c)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (d) (e) (Cost $1,528)	1,528	$ 1,528
TOTAL INVESTMENTS — 98.6% (Cost $9,230,866)		7,606,686
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%		108,430
NET ASSETS — 100.0%		$ 7,715,116

(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.8% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2018.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$7,605,158	$—	$—	$7,605,158
Short-Term Investment	1,528	—	—	1,528
TOTAL INVESTMENTS	$7,606,686	$—	$—	$7,606,686
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,254	$6,254	$13,022	$17,748	$—	$—	1,528	$1,528	$19	$—
See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIRLINES — 0.2%
Cathay Pacific Airways, Ltd.	7,000	$ 9,960
BANKS — 4.3%
Bank of East Asia, Ltd.	20,200	64,243
Hang Seng Bank, Ltd.	8,200	184,122
		248,365
CAPITAL MARKETS — 6.7%
Hong Kong Exchanges & Clearing, Ltd.	13,400	387,828
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.4%
HKT Trust & HKT, Ltd.	39,000	56,188
PCCW, Ltd.	46,000	26,498
		82,686
ELECTRIC UTILITIES — 7.2%
CK Infrastructure Holdings, Ltd.	7,000	53,019
CLP Holdings, Ltd.	20,500	231,724
HK Electric Investments & HK Electric Investments, Ltd.	26,000	26,235
Power Assets Holdings, Ltd.	14,500	100,934
		411,912
ELECTRICAL EQUIPMENT — 0.3%
Fullshare Holdings, Ltd. (a)	72,500	16,668
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.2%
Link REIT	24,000	243,085
FOOD & STAPLES RETAILING — 0.8%
Dairy Farm International Holdings, Ltd.	3,400	30,770
Sun Art Retail Group, Ltd.	18,000	18,346
		49,116
FOOD PRODUCTS — 1.3%
WH Group, Ltd.	98,000	75,478
GAS UTILITIES — 4.9%
China Gas Holdings, Ltd.	20,000	71,270
Hong Kong & China Gas Co., Ltd.	101,000	208,983
		280,253
HEALTH CARE TECHNOLOGY — 0.6%
Alibaba Health Information Technology, Ltd. (a)	44,000	35,686
HOTELS, RESTAURANTS & LEISURE — 8.4%
Galaxy Entertainment Group, Ltd.	26,000	165,378
Melco Resorts & Entertainment, Ltd. ADR	5,462	96,241
MGM China Holdings, Ltd.	9,200	15,440
Sands China, Ltd.	27,200	119,162
Shangri-La Asia, Ltd.	20,000	29,632
SJM Holdings, Ltd.	21,000	19,580
Wynn Macau, Ltd.	16,400	35,777
		481,210
Security Description	Shares	Value
HOUSEHOLD DURABLES — 2.0%
Haier Electronics Group Co., Ltd. (a)	14,000	$ 34,439
Techtronic Industries Co., Ltd.	15,500	82,357
		116,796
INDUSTRIAL CONGLOMERATES — 11.2%
CK Hutchison Holdings, Ltd.	30,500	292,949
Fosun International, Ltd.	27,500	40,042
Jardine Matheson Holdings, Ltd.	2,900	201,782
Jardine Strategic Holdings, Ltd.	2,000	73,420
NWS Holdings, Ltd.	16,000	32,820
		641,013
INSURANCE — 19.8%
AIA Group, Ltd.	136,800	1,135,726
MEDIA — 0.6%
Evergrande Health Industry Group, Ltd. (a)	25,000	32,889
PAPER & FOREST PRODUCTS — 0.3%
Nine Dragons Paper Holdings, Ltd.	17,000	15,742
PHARMACEUTICALS — 2.4%
CSPC Pharmaceutical Group, Ltd.	54,000	77,938
Sino Biopharmaceutical, Ltd.	90,000	59,315
		137,253
REAL ESTATE MANAGEMENT & DEVELOPMENT — 20.3%
CK Asset Holdings, Ltd.	28,000	204,921
Hang Lung Group, Ltd.	11,000	28,015
Hang Lung Properties, Ltd.	21,000	40,019
Henderson Land Development Co., Ltd.	13,000	64,756
Hongkong Land Holdings, Ltd.	13,400	84,420
Hysan Development Co., Ltd.	7,000	33,304
Kerry Properties, Ltd.	7,000	23,916
New World Development Co., Ltd.	64,000	84,686
Shimao Property Holdings, Ltd.	11,500	30,699
Sino Land Co., Ltd.	33,036	56,626
Sun Hung Kai Properties, Ltd.	16,500	235,192
Swire Pacific, Ltd. Class A	5,500	58,096
Swire Pacific, Ltd. Class B	10,000	16,681
Swire Properties, Ltd.	12,000	42,149
Wharf Holdings, Ltd.	12,000	31,267
Wharf Real Estate Investment Co., Ltd.	13,000	77,791
Wheelock & Co., Ltd.	9,000	51,441
		1,163,979
ROAD & RAIL — 1.6%
MTR Corp., Ltd.	18,000	94,721
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
ASM Pacific Technology, Ltd.	3,400	32,765
SPECIALTY RETAIL — 0.2%
Chow Tai Fook Jewellery Group, Ltd.	12,200	10,175

See accompanying notes to schedule of investments.

SPDR SOLACTIVE HONG KONG ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Yue Yuen Industrial Holdings, Ltd.	9,000	$ 28,796
TOTAL COMMON STOCKS (Cost $5,994,531)		5,732,102
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (b) (c) (Cost $3,906)	3,906	3,906
TOTAL INVESTMENTS — 99.9% (Cost $5,998,437)		5,736,008
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		5,613
NET ASSETS — 100.0%		$ 5,741,621

(a)	Non-income producing security.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at December 31, 2018.
ADR	= American Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,732,102	$—	$—	$5,732,102
Short-Term Investment	3,906	—	—	3,906
TOTAL INVESTMENTS	$5,736,008	$—	$—	$5,736,008
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,358	$4,358	$22,600	$23,052	$—	$—	3,906	$3,906	$35	$—
See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
AIR FREIGHT & LOGISTICS — 0.4%
SG Holdings Co., Ltd.	600	$ 15,662
Yamato Holdings Co., Ltd. (a)	1,500	41,344
		57,006
AIRLINES — 0.7%
ANA Holdings, Inc.	1,300	46,696
Japan Airlines Co., Ltd.	1,400	49,651
		96,347
AUTO COMPONENTS — 2.7%
Aisin Seiki Co., Ltd.	700	24,373
Bridgestone Corp.	2,400	92,662
Denso Corp.	1,900	84,735
Koito Manufacturing Co., Ltd.	500	25,885
NGK Spark Plug Co., Ltd.	800	15,983
NOK Corp. (a)	400	5,600
Stanley Electric Co., Ltd.	600	16,898
Sumitomo Electric Industries, Ltd.	3,200	42,642
Sumitomo Rubber Industries, Ltd. (a)	700	8,294
Toyoda Gosei Co., Ltd.	300	5,947
Toyota Boshoku Corp.	300	4,487
Toyota Industries Corp.	600	27,836
Yokohama Rubber Co., Ltd.	600	11,293
		366,635
AUTOMOBILES — 8.0%
Honda Motor Co., Ltd.	7,000	184,674
Isuzu Motors, Ltd.	2,400	33,873
Mazda Motor Corp.	2,500	25,863
Mitsubishi Motors Corp.	2,800	15,363
Nissan Motor Co., Ltd.	10,000	80,235
Subaru Corp.	2,600	55,927
Suzuki Motor Corp.	1,600	81,185
Toyota Motor Corp.	10,000	583,876
Yamaha Motor Co., Ltd. (a)	1,200	23,614
		1,084,610
BANKS — 5.7%
Aozora Bank, Ltd.	500	14,925
Chiba Bank, Ltd.	3,100	17,349
Concordia Financial Group, Ltd.	4,800	18,462
Fukuoka Financial Group, Inc.	700	14,272
Mebuki Financial Group, Inc.	4,700	12,509
Mitsubishi UFJ Financial Group, Inc.	49,100	240,723
Mizuho Financial Group, Inc.	98,400	152,737
Resona Holdings, Inc.	9,700	46,743
Seven Bank, Ltd.	2,600	7,441
Shinsei Bank, Ltd.	1,000	11,931
Shizuoka Bank, Ltd.	2,100	16,480
Sumitomo Mitsui Financial Group, Inc.	5,100	169,434
Sumitomo Mitsui Trust Holdings, Inc.	1,300	47,656
		770,662
BEVERAGES — 1.4%
Asahi Group Holdings, Ltd.	1,800	70,038
Security Description	Shares	Value
Coca-Cola Bottlers Japan Holdings, Inc. (a)	500	$ 14,970
Ito En, Ltd.	200	8,978
Kirin Holdings Co., Ltd.	3,600	75,419
Suntory Beverage & Food, Ltd.	500	22,604
		192,009
BIOTECHNOLOGY — 0.1%
PeptiDream, Inc. (b)	300	11,867
BUILDING PRODUCTS — 1.3%
AGC, Inc.	800	25,010
Daikin Industries, Ltd.	1,100	117,254
LIXIL Group Corp.	1,100	13,655
TOTO, Ltd.	600	20,836
		176,755
CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc.	6,800	34,497
Japan Exchange Group, Inc.	2,300	37,294
Nomura Holdings, Inc.	14,300	54,846
SBI Holdings, Inc.	900	17,711
		144,348
CHEMICALS — 4.3%
Air Water, Inc.	700	10,623
Asahi Kasei Corp.	5,600	57,677
Daicel Corp.	1,200	12,370
DIC Corp.	400	12,286
Hitachi Chemical Co., Ltd.	400	6,052
JSR Corp.	800	12,068
Kansai Paint Co., Ltd.	900	17,341
Kuraray Co., Ltd.	1,500	21,191
Mitsubishi Chemical Holdings Corp.	5,900	44,774
Mitsubishi Gas Chemical Co., Inc.	800	12,068
Mitsui Chemicals, Inc.	700	15,848
Nippon Paint Holdings Co., Ltd.	700	23,990
Nissan Chemical Corp.	500	26,250
Nitto Denko Corp.	700	35,365
Shin-Etsu Chemical Co., Ltd.	1,800	140,043
Showa Denko KK	600	17,883
Sumitomo Chemical Co., Ltd.	7,000	34,006
Taiyo Nippon Sanso Corp.	700	11,459
Teijin, Ltd.	800	12,811
Toray Industries, Inc.	6,400	45,033
Tosoh Corp.	1,200	15,662
		584,800
COMMERCIAL SERVICES & SUPPLIES — 1.0%
Dai Nippon Printing Co., Ltd.	1,100	23,029
Park24 Co., Ltd.	500	10,997
Secom Co., Ltd.	900	74,763
Sohgo Security Services Co., Ltd.	300	14,054
Toppan Printing Co., Ltd.	1,200	17,686
		140,529
CONSTRUCTION & ENGINEERING — 0.9%
JGC Corp.	1,000	14,100

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Kajima Corp.	2,000	$ 26,943
Obayashi Corp.	2,800	25,368
Shimizu Corp.	2,600	21,209
Taisei Corp.	800	34,307
		121,927
CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp.	500	15,472
CONSUMER FINANCE — 0.2%
Acom Co., Ltd.	1,400	4,581
AEON Financial Service Co., Ltd.	500	8,905
Credit Saison Co., Ltd.	700	8,237
		21,723
CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Group Holdings, Ltd.	700	16,091
DIVERSIFIED CONSUMER SERVICES — 0.1%
Benesse Holdings, Inc.	400	10,201
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,100	10,106
ORIX Corp.	5,400	79,020
Tokyo Century Corp.	200	8,805
		97,931
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	4,800	196,086
ELECTRIC UTILITIES — 1.5%
Chubu Electric Power Co., Inc.	3,100	44,148
Chugoku Electric Power Co., Inc.	1,300	16,920
Kansai Electric Power Co., Inc.	3,200	48,125
Kyushu Electric Power Co., Inc.	1,900	22,669
Tohoku Electric Power Co., Inc.	2,100	27,754
Tokyo Electric Power Co. Holdings, Inc. (b)	6,300	37,496
		197,112
ELECTRICAL EQUIPMENT — 1.8%
Fuji Electric Co., Ltd.	500	14,788
Mabuchi Motor Co., Ltd.	200	6,143
Mitsubishi Electric Corp.	8,400	93,138
Nidec Corp.	1,100	125,074
		239,143
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.1%
Alps Electric Co., Ltd.	800	15,568
Hamamatsu Photonics KK	600	20,207
Hirose Electric Co., Ltd.	105	10,307
Hitachi High-Technologies Corp.	300	9,447
Hitachi, Ltd.	4,000	107,023
Keyence Corp.	400	202,999
Kyocera Corp.	1,400	70,284
Murata Manufacturing Co., Ltd.	900	122,677
Omron Corp.	800	29,166
Shimadzu Corp.	1,200	23,778
Security Description	Shares	Value
TDK Corp.	500	$ 35,182
Yaskawa Electric Corp. (a)	1,100	27,050
Yokogawa Electric Corp.	1,100	19,059
		692,747
ENTERTAINMENT — 1.6%
DeNA Co., Ltd.	500	8,358
Konami Holdings Corp.	400	17,518
Nexon Co., Ltd. (b)	1,900	24,470
Nintendo Co., Ltd.	500	133,459
Square Enix Holdings Co., Ltd.	400	10,890
Toho Co., Ltd.	500	18,138
		212,833
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.9%
Daiwa House REIT Investment Corp.	7	15,676
GLP J-REIT	14	14,279
Japan Retail Fund Investment Corp. REIT	11	22,007
Nippon Prologis REIT, Inc.	8	16,909
Nomura Real Estate Master Fund, Inc. REIT	16	21,058
Orix JREIT, Inc. REIT	11	18,288
United Urban Investment Corp. REIT	11	17,064
		125,281
FOOD & STAPLES RETAILING — 2.1%
Aeon Co., Ltd.	2,900	56,816
FamilyMart UNY Holdings Co., Ltd. (a)	200	25,356
Lawson, Inc.	200	12,669
Matsumotokiyoshi Holdings Co., Ltd.	300	9,201
Seven & i Holdings Co., Ltd.	3,200	139,503
Sundrug Co., Ltd.	300	8,955
Tsuruha Holdings, Inc.	200	17,172
Welcia Holdings Co., Ltd.	200	9,042
		278,714
FOOD PRODUCTS — 1.9%
Ajinomoto Co., Inc.	2,200	39,242
Calbee, Inc.	300	9,406
Ezaki Glico Co., Ltd.	200	10,172
Kewpie Corp.	400	8,958
Kikkoman Corp.	500	26,933
MEIJI Holdings Co., Ltd.	500	40,833
NH Foods, Ltd.	400	15,075
Nichirei Corp.	500	13,786
Nisshin Seifun Group, Inc.	1,000	20,699
Nissin Foods Holdings Co., Ltd.	200	12,578
Toyo Suisan Kaisha, Ltd.	400	13,982
Yakult Honsha Co., Ltd.	500	35,182
Yamazaki Baking Co., Ltd.	600	12,611
		259,457
GAS UTILITIES — 0.7%
Osaka Gas Co., Ltd.	1,700	31,129
Toho Gas Co., Ltd.	400	16,898

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Tokyo Gas Co., Ltd.	1,800	$ 45,699
		93,726
HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Asahi Intecc Co., Ltd.	400	16,917
Hoya Corp.	1,600	96,468
Olympus Corp.	1,300	39,990
Sysmex Corp.	600	28,853
Terumo Corp.	1,400	79,420
		261,648
HEALTH CARE PROVIDERS & SERVICES — 0.4%
Alfresa Holdings Corp.	800	20,439
Medipal Holdings Corp.	700	15,025
Suzuken Co., Ltd.	300	15,285
		50,749
HEALTH CARE TECHNOLOGY — 0.2%
M3, Inc.	1,800	24,183
HOTELS, RESTAURANTS & LEISURE — 0.7%
McDonald's Holdings Co. Japan, Ltd. (a)	300	12,742
Oriental Land Co., Ltd.	800	80,609
		93,351
HOUSEHOLD DURABLES — 3.6%
Casio Computer Co., Ltd. (a)	900	10,697
Haseko Corp.	1,200	12,633
Iida Group Holdings Co., Ltd.	600	10,396
Nikon Corp.	1,600	23,844
Panasonic Corp.	9,400	84,871
Rinnai Corp.	100	6,599
Sekisui Chemical Co., Ltd.	1,800	26,758
Sekisui House, Ltd.	2,600	38,367
Sharp Corp.	800	8,035
Sony Corp.	5,400	262,137
		484,337
HOUSEHOLD PRODUCTS — 0.7%
Lion Corp.	1,100	22,759
Pigeon Corp.	500	21,419
Unicharm Corp.	1,700	55,146
		99,324
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS — 0.1%
Electric Power Development Co., Ltd.	700	16,627
INDUSTRIAL CONGLOMERATES — 0.8%
Keihan Holdings Co., Ltd.	400	16,315
Seibu Holdings, Inc.	1,000	17,445
Toshiba Corp.	2,700	76,289
		110,049
INSURANCE — 3.2%
Dai-ichi Life Holdings, Inc.	4,700	73,596
Japan Post Holdings Co., Ltd.	6,100	70,332
Security Description	Shares	Value
Japan Post Insurance Co., Ltd.	300	$ 6,965
MS&AD Insurance Group Holdings, Inc.	2,100	59,948
Sompo Holdings, Inc.	1,400	47,622
Sony Financial Holdings, Inc.	700	13,111
T&D Holdings, Inc.	2,400	27,978
Tokio Marine Holdings, Inc.	2,800	133,626
		433,178
INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc. (a) (b)	3,400	22,808
ZOZO, Inc.	800	14,656
		37,464
INTERACTIVE MEDIA & SERVICES — 0.4%
Kakaku.com, Inc.	600	10,620
LINE Corp. (a) (b)	200	6,882
Mixi, Inc.	200	4,196
Yahoo! Japan Corp.	11,300	28,220
		49,918
IT SERVICES — 1.1%
Fujitsu, Ltd.	800	49,926
GMO Payment Gateway, Inc.	100	4,265
Itochu Techno-Solutions Corp.	400	7,744
Nomura Research Institute, Ltd.	500	18,571
NTT Data Corp.	2,700	29,654
Obic Co., Ltd.	300	23,215
Otsuka Corp.	400	11,010
SCSK Corp.	200	7,091
		151,476
LEISURE EQUIPMENT & PRODUCTS — 0.9%
Bandai Namco Holdings, Inc.	800	35,911
Sega Sammy Holdings, Inc.	700	9,800
Shimano, Inc.	300	42,438
Yamaha Corp.	700	29,859
		118,008
MACHINERY — 5.1%
Amada Holdings Co., Ltd.	1,500	13,508
Daifuku Co., Ltd.	500	22,878
Ebara Corp.	400	9,009
FANUC Corp.	800	121,551
Harmonic Drive Systems, Inc. (a)	100	2,744
Hino Motors, Ltd.	1,100	10,427
Hitachi Construction Machinery Co., Ltd.	400	9,377
Hoshizaki Corp.	200	12,177
IHI Corp.	600	16,570
JTEKT Corp.	1,000	11,174
Kawasaki Heavy Industries, Ltd.	600	12,862
Komatsu, Ltd.	4,000	86,242
Kubota Corp.	5,200	74,008
Makita Corp.	1,000	35,592
MINEBEA MITSUMI, Inc.	1,700	24,637
MISUMI Group, Inc. (a)	1,200	25,364
Mitsubishi Heavy Industries, Ltd.	1,300	46,874

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Nabtesco Corp. (a)	500	$ 10,919
NGK Insulators, Ltd.	1,300	17,667
NSK, Ltd.	2,000	17,299
SMC Corp.	300	90,890
Sumitomo Heavy Industries, Ltd.	500	14,925
THK Co., Ltd.	500	9,397
		696,091
MARINE — 0.2%
Mitsui OSK Lines, Ltd.	500	10,933
Nippon Yusen KK	700	10,789
		21,722
MEDIA — 0.7%
CyberAgent, Inc.	400	15,476
Dentsu, Inc.	900	40,236
Fuji Media Holdings, Inc.	700	9,653
Hakuhodo DY Holdings, Inc.	900	12,920
Nippon Television Holdings, Inc.	600	8,843
Tokyo Broadcasting System Holdings, Inc.	400	6,344
		93,472
METALS & MINING — 1.1%
Hitachi Metals, Ltd.	900	9,434
JFE Holdings, Inc.	2,200	35,231
Kobe Steel, Ltd.	1,400	9,749
Mitsubishi Materials Corp.	500	13,193
Nippon Steel & Sumitomo Metal Corp.	3,500	60,372
Sumitomo Metal Mining Co., Ltd.	1,000	26,865
		154,844
MULTILINE RETAIL — 0.9%
Don Quijote Holdings Co., Ltd. (a)	500	31,081
Isetan Mitsukoshi Holdings, Ltd.	1,500	16,611
Izumi Co., Ltd.	200	9,315
J Front Retailing Co., Ltd.	1,100	12,633
Marui Group Co., Ltd.	900	17,497
Ryohin Keikaku Co., Ltd.	100	24,199
Seria Co., Ltd. (a)	200	6,781
Takashimaya Co., Ltd.	600	7,678
		125,795
OIL, GAS & CONSUMABLE FUELS — 1.0%
Idemitsu Kosan Co., Ltd.	600	19,742
Inpex Corp.	4,100	36,686
JXTG Holdings, Inc.	14,100	74,115
Showa Shell Sekiyu KK	800	11,236
		141,779
PAPER & FOREST PRODUCTS — 0.2%
Oji Holdings Corp.	4,000	20,599
PERSONAL PRODUCTS — 2.1%
Kao Corp.	2,000	148,639
Kobayashi Pharmaceutical Co., Ltd.	200	13,617
Kose Corp.	100	15,732
Pola Orbis Holdings, Inc.	400	10,824
Security Description	Shares	Value
Shiseido Co., Ltd.	1,600	$ 100,508
		289,320
PHARMACEUTICALS — 5.5%
Astellas Pharma, Inc.	8,100	103,469
Chugai Pharmaceutical Co., Ltd.	900	52,336
Daiichi Sankyo Co., Ltd.	2,600	83,203
Eisai Co., Ltd.	1,100	85,241
Hisamitsu Pharmaceutical Co., Inc.	300	16,597
Kyowa Hakko Kirin Co., Ltd.	1,100	20,824
Mitsubishi Tanabe Pharma Corp.	1,000	14,410
Nippon Shinyaku Co., Ltd.	300	19,113
Ono Pharmaceutical Co., Ltd.	1,700	34,785
Otsuka Holdings Co., Ltd.	1,700	69,618
Santen Pharmaceutical Co., Ltd.	1,600	23,129
Shionogi & Co., Ltd.	1,300	74,304
Sumitomo Dainippon Pharma Co., Ltd.	700	22,299
Taisho Pharmaceutical Holdings Co., Ltd.	200	20,107
Takeda Pharmaceutical Co., Ltd. (a)	3,200	108,062
		747,497
PROFESSIONAL SERVICES — 1.1%
Nihon M&A Center, Inc.	600	12,119
Recruit Holdings Co., Ltd.	5,000	121,337
Temp Holdings Co., Ltd.	700	10,438
		143,894
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.9%
Aeon Mall Co., Ltd.	400	6,377
Daito Trust Construction Co., Ltd.	300	41,056
Daiwa House Industry Co., Ltd.	2,600	82,895
Hulic Co., Ltd.	1,600	14,364
Mitsubishi Estate Co., Ltd.	5,300	83,547
Mitsui Fudosan Co., Ltd.	3,900	86,912
Nomura Real Estate Holdings, Inc.	500	9,183
Sumitomo Realty & Development Co., Ltd.	1,400	51,373
Tokyu Fudosan Holdings Corp.	2,200	10,868
		386,575
ROAD & RAIL — 4.7%
Central Japan Railway Co.	700	147,797
East Japan Railway Co.	1,500	132,767
Hankyu Hanshin Holdings, Inc.	1,000	33,268
Keikyu Corp.	1,000	16,379
Keio Corp.	500	29,121
Keisei Electric Railway Co., Ltd.	600	18,812
Kintetsu Group Holdings Co., Ltd.	800	34,781
Kyushu Railway Co.	700	23,702
Nagoya Railroad Co., Ltd.	800	21,117
Nippon Express Co., Ltd.	400	22,312
Odakyu Electric Railway Co., Ltd.	1,500	33,045
Tobu Railway Co., Ltd.	900	24,306
Tokyu Corp.	2,600	42,537

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
West Japan Railway Co.	800	$ 56,590
		636,534
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Advantest Corp.	800	16,362
Disco Corp.	100	11,712
Renesas Electronics Corp. (b)	3,300	15,039
Rohm Co., Ltd.	400	25,667
SCREEN Holdings Co., Ltd.	200	8,394
SUMCO Corp. (a)	1,000	11,184
Tokyo Electron, Ltd.	700	79,848
		168,206
SOFTWARE — 0.3%
Oracle Corp. Japan	100	6,380
Trend Micro, Inc. (b)	600	32,648
		39,028
SPECIALTY RETAIL — 1.5%
ABC-Mart, Inc.	100	5,542
Fast Retailing Co., Ltd.	200	102,757
Hikari Tsushin, Inc.	100	15,650
Nitori Holdings Co., Ltd.	300	37,543
Shimamura Co., Ltd.	100	7,656
USS Co., Ltd.	900	15,167
Yamada Denki Co., Ltd.	2,800	13,449
		197,764
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.2%
Brother Industries, Ltd.	1,000	14,866
Canon, Inc. (a)	4,500	123,087
FUJIFILM Holdings Corp.	1,700	66,162
Konica Minolta, Inc.	2,100	19,007
NEC Corp.	1,100	32,735
Ricoh Co., Ltd.	3,000	29,449
Seiko Epson Corp.	1,200	16,931
		302,237
TEXTILES, APPAREL & LUXURY GOODS — 0.1%
Asics Corp. (a)	800	10,245
TOBACCO — 0.8%
Japan Tobacco, Inc. (a)	4,800	114,471
TRADING COMPANIES & DISTRIBUTORS — 4.1%
ITOCHU Corp.	6,300	107,206
Security Description	Shares	Value
Marubeni Corp.	7,200	$ 50,688
Mitsubishi Corp.	5,900	162,403
Mitsui & Co., Ltd.	6,900	106,316
MonotaRO Co., Ltd. (a)	500	12,387
Sojitz Corp.	4,800	16,712
Sumitomo Corp.	4,800	68,315
Toyota Tsusho Corp.	900	26,619
		550,646
WIRELESS TELECOMMUNICATION SERVICES — 3.9%
KDDI Corp.	7,200	172,199
NTT DOCOMO, Inc.	5,000	112,678
SoftBank Group Corp.	3,700	246,352
		531,229
TOTAL COMMON STOCKS (Cost $15,816,865)		13,506,272
SHORT-TERM INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	4,060	4,060
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	384,532	384,532
TOTAL SHORT-TERM INVESTMENTS (Cost $388,592)		388,592
TOTAL INVESTMENTS — 102.7% (Cost $16,205,457)		13,894,864
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.7)%		(359,183)
NET ASSETS — 100.0%		$ 13,535,681
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

See accompanying notes to schedule of investments.

SPDR SOLACTIVE JAPAN ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$13,506,272	$—	$—	$13,506,272
Short-Term Investments	388,592	—	—	388,592
TOTAL INVESTMENTS	$13,894,864	$—	$—	$13,894,864
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,721	$ 3,721	$246,722	$246,383	$—	$—	4,060	$ 4,060	$157	$—
State Street Navigator Securities Lending Government Money Market Portfolio	652,778	652,778	476,664	744,910	—	—	384,532	384,532	211	—
Total		$656,499	$723,386	$991,293	$—	$—		$388,592	$368	$—
See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.8%
BAE Systems PLC	13,552	$ 79,257
Rolls-Royce Holdings PLC (a)	8,063	85,233
		164,490
AIR FREIGHT & LOGISTICS — 0.1%
Royal Mail PLC	3,851	13,345
AIRLINES — 0.8%
easyJet PLC	1,139	16,030
International Consolidated Airlines Group SA	6,618	52,089
		68,119
AUTOMOBILES — 0.7%
Fiat Chrysler Automobiles NV (a)	4,602	66,717
BANKS — 13.4%
Barclays PLC	73,169	140,267
HSBC Holdings PLC	85,074	700,918
Lloyds Banking Group PLC	303,757	200,589
Royal Bank of Scotland Group PLC	19,250	53,128
Standard Chartered PLC	14,115	109,533
		1,204,435
BEVERAGES — 4.6%
Coca-Cola European Partners PLC (a)	950	43,557
Diageo PLC	10,438	371,563
		415,120
CAPITAL MARKETS — 2.4%
3i Group PLC	4,063	40,021
Hargreaves Lansdown PLC	1,157	27,246
Investec PLC	2,819	15,837
London Stock Exchange Group PLC	1,476	76,359
Schroders PLC (b)	715	22,246
Schroders PLC (b)	211	5,549
St James's Place PLC	2,273	27,328
		214,586
CHEMICALS — 0.7%
Croda International PLC	556	33,176
Johnson Matthey PLC	823	29,338
		62,514
COMMERCIAL SERVICES & SUPPLIES — 0.7%
Babcock International Group PLC	2,180	13,585
G4S PLC	6,713	16,839
Rentokil Initial PLC	7,785	33,433
		63,857
CONTAINERS & PACKAGING — 0.2%
DS Smith PLC	5,648	21,529
DIVERSIFIED FINANCIAL SERVICES — 0.4%
Standard Life Aberdeen PLC	10,886	35,597
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.2%
BT Group PLC	36,145	109,608
Security Description	Shares	Value
ELECTRIC UTILITIES — 0.6%
SSE PLC	4,228	$ 58,236
ELECTRICAL EQUIPMENT — 0.6%
Melrose Industries PLC	20,308	42,379
nVent Electric PLC	700	15,722
		58,101
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Halma PLC	1,635	28,403
ENERGY EQUIPMENT & SERVICES — 0.5%
Subsea 7 SA	1,114	10,843
TechnipFMC PLC	1,800	35,244
		46,087
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.1%
British Land Co. PLC REIT	3,985	27,062
Hammerson PLC REIT	3,170	13,299
Land Securities Group PLC REIT	2,930	30,017
Segro PLC REIT	4,186	31,380
		101,758
FOOD & STAPLES RETAILING — 1.8%
J Sainsbury PLC	8,909	30,068
Tesco PLC	41,450	100,355
Wm Morrison Supermarkets PLC	9,947	27,016
		157,439
FOOD PRODUCTS — 0.4%
Associated British Foods PLC	1,508	39,238
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
ConvaTec Group PLC (c)	6,598	11,676
Smith & Nephew PLC	3,707	69,119
		80,795
HEALTH CARE PROVIDERS & SERVICES — 0.3%
Mediclinic International PLC (d)	1,663	6,831
NMC Health PLC	511	17,806
		24,637
HOTELS, RESTAURANTS & LEISURE — 3.1%
Carnival PLC	724	34,698
Compass Group PLC	6,758	142,015
InterContinental Hotels Group PLC	757	40,850
Merlin Entertainments PLC (c)	3,051	12,337
Whitbread PLC	777	45,313
		275,213
HOUSEHOLD DURABLES — 1.2%
Barratt Developments PLC	4,379	25,811
Berkeley Group Holdings PLC	525	23,262
Persimmon PLC	1,327	32,618
Taylor Wimpey PLC	14,165	24,580
		106,271

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
HOUSEHOLD PRODUCTS — 2.6%
Reckitt Benckiser Group PLC	3,014	$ 230,817
INDUSTRIAL CONGLOMERATES — 0.7%
DCC PLC	403	30,719
Smiths Group PLC	1,668	28,976
		59,695
INSURANCE — 4.8%
Admiral Group PLC	947	24,689
Aviva PLC	16,554	79,167
Direct Line Insurance Group PLC	5,945	24,131
Legal & General Group PLC	25,275	74,359
Prudential PLC	11,052	197,343
RSA Insurance Group PLC	4,369	28,579
		428,268
INTERACTIVE MEDIA & SERVICES — 0.2%
Auto Trader Group PLC (c)	3,878	22,463
INTERNET & DIRECT MARKETING RETAIL — 0.1%
ASOS PLC (a)	222	6,438
MACHINERY — 0.9%
CNH Industrial NV	4,129	37,043
Pentair PLC	750	28,335
Weir Group PLC	1,122	18,548
		83,926
MEDIA — 2.5%
Informa PLC	5,302	42,555
ITV PLC	15,666	24,910
Liberty Global PLC Class A (a) (d)	710	15,151
Liberty Global PLC Class C (a)	2,100	43,344
Pearson PLC	3,305	39,500
WPP PLC	5,123	55,238
		220,698
METALS & MINING — 6.4%
Anglo American PLC (d)	5,522	122,920
Antofagasta PLC	1,497	14,932
BHP Group PLC	9,021	189,755
Evraz PLC	1,447	8,855
Fresnillo PLC	798	8,740
Rio Tinto PLC	4,751	225,698
		570,900
MULTI-UTILITIES — 2.0%
Centrica PLC	23,889	41,043
National Grid PLC	14,220	138,401
		179,444
MULTILINE RETAIL — 0.6%
Marks & Spencer Group PLC	7,032	22,139
Next PLC	565	28,719
		50,858
OIL, GAS & CONSUMABLE FUELS — 14.8%
BP PLC	85,655	541,033
Royal Dutch Shell PLC Class A	10,835	318,422
Security Description	Shares	Value
Royal Dutch Shell PLC Class B	15,932	$ 474,809
		1,334,264
PAPER & FOREST PRODUCTS — 0.4%
Mondi PLC	1,554	32,330
PERSONAL PRODUCTS — 2.8%
Unilever PLC	4,750	248,548
PHARMACEUTICALS — 9.1%
AstraZeneca PLC	5,410	404,660
GlaxoSmithKline PLC	21,178	402,211
Hikma Pharmaceuticals PLC	596	13,025
		819,896
PROFESSIONAL SERVICES — 3.4%
Experian PLC	3,896	94,525
Intertek Group PLC	682	41,692
RELX PLC	8,432	173,596
		309,813
SOFTWARE — 0.7%
Micro Focus International PLC	1,813	31,934
Sage Group PLC	4,358	33,380
		65,314
SPECIALTY RETAIL — 0.4%
JD Sports Fashion PLC	1,754	7,792
Kingfisher PLC	9,226	24,381
		32,173
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Burberry Group PLC	1,741	38,482
TOBACCO — 4.8%
British American Tobacco PLC	9,794	311,841
Imperial Brands PLC	4,075	123,364
		435,205
TRADING COMPANIES & DISTRIBUTORS — 1.0%
Ashtead Group PLC	2,043	42,594
Bunzl PLC	1,422	42,904
		85,498
WATER UTILITIES — 0.6%
Severn Trent PLC	1,025	23,700
United Utilities Group PLC	2,951	27,670
		51,370
WIRELESS TELECOMMUNICATION SERVICES — 2.5%
Vodafone Group PLC	114,076	222,144
TOTAL COMMON STOCKS (Cost $10,635,597)		8,944,639
SHORT-TERM INVESTMENTS — 1.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	3,122	3,122

See accompanying notes to schedule of investments.

SPDR SOLACTIVE UNITED KINGDOM ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	121,213	$ 121,213
TOTAL SHORT-TERM INVESTMENTS (Cost $124,335)		124,335
TOTAL INVESTMENTS — 100.9% (Cost $10,759,932)		9,068,974
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.9)%		(78,913)
NET ASSETS — 100.0%		$ 8,990,061
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.5% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	All or a portion of the shares of the security are on loan at December 31, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.

REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,944,639	$—	$—	$8,944,639
Short-Term Investments	124,335	—	—	124,335
TOTAL INVESTMENTS	$9,068,974	$—	$—	$9,068,974
Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	19,148	$19,148	$ 240,050	$ 256,076	$—	$—	3,122	$ 3,122	$145	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	1,695,554	1,574,341	—	—	121,213	121,213	116	—
Total		$19,148	$1,935,604	$1,830,417	$—	$—		$124,335	$261	$—
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.4%
APA Group	515,830	$ 3,086,726
BELGIUM — 0.7%
Groupe Bruxelles Lambert SA	17,058	1,483,548
CANADA — 18.3%
Bank of Montreal	27,118	1,770,870
Bank of Nova Scotia	36,439	1,815,547
Canadian Apartment Properties REIT	72,248	2,343,379
Canadian Imperial Bank of Commerce (a)	26,658	1,984,614
Canadian Utilities, Ltd. Class A	82,037	1,881,241
Emera, Inc.	79,852	2,555,521
First Capital Realty, Inc.	152,594	2,106,016
Fortis, Inc. (a)	64,747	2,157,443
Great-West Lifeco, Inc.	91,121	1,880,063
IGM Financial, Inc. (a)	89,325	2,029,400
Laurentian Bank of Canada (a)	63,219	1,762,152
National Bank of Canada (a)	45,035	1,848,156
Power Corp. of Canada (a)	105,842	1,900,940
Power Financial Corp.	105,705	1,999,092
RioCan Real Estate Investment Trust	182,806	3,185,520
Royal Bank of Canada	25,292	1,730,330
Shaw Communications, Inc. Class B	117,192	2,120,233
Sun Life Financial, Inc.	48,591	1,611,280
TELUS Corp.	69,528	2,303,516
		38,985,313
CHINA — 1.6%
Guangdong Investment, Ltd.	1,818,347	3,516,227
DENMARK — 0.9%
Coloplast A/S Class B	21,324	1,976,274
FINLAND — 1.9%
Fortum Oyj	184,452	4,027,355
FRANCE — 7.7%
Bouygues SA	40,798	1,461,642
CNP Assurances	102,879	2,178,065
Klepierre SA REIT	69,372	2,137,998
Sanofi	29,345	2,538,070
SCOR SE	67,942	3,060,115
Societe BIC SA	19,484	1,985,649
TOTAL SA	56,714	2,993,969
		16,355,508
GERMANY — 2.8%
Deutsche EuroShop AG	63,177	1,830,074
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,213	2,660,324
Siemens AG	12,796	1,424,450
		5,914,848
Security Description	Shares	Value
HONG KONG — 5.0%
CK Infrastructure Holdings, Ltd.	249,380	$ 1,888,820
CLP Holdings, Ltd.	221,296	2,501,446
Power Assets Holdings, Ltd.	304,195	2,117,497
Sino Land Co., Ltd.	1,278,720	2,191,807
Wharf Real Estate Investment Co., Ltd.	334,542	2,001,864
		10,701,434
ITALY — 0.7%
Hera SpA	502,145	1,528,060
JAPAN — 6.5%
Canon, Inc. (a)	58,716	1,606,040
Chugoku Electric Power Co., Inc.	226,700	2,950,623
Japan Tobacco, Inc. (a)	71,206	1,698,132
KDDI Corp.	77,701	1,858,337
Lawson, Inc.	31,864	2,018,455
MS&AD Insurance Group Holdings, Inc.	59,080	1,686,538
NTT DOCOMO, Inc.	92,259	2,079,118
		13,897,243
MEXICO — 1.2%
Kimberly-Clark de Mexico SAB de CV Class A (b)	1,548,352	2,450,632
NORWAY — 0.6%
Orkla ASA	173,081	1,359,998
PORTUGAL — 1.9%
EDP - Energias de Portugal SA	1,149,225	4,005,582
SINGAPORE — 1.1%
Singapore Telecommunications, Ltd.	1,104,003	2,373,242
SOUTH AFRICA — 4.5%
AVI, Ltd.	252,427	1,784,098
Foschini Group, Ltd.	147,105	1,700,016
SPAR Group, Ltd.	124,335	1,793,501
Truworths International, Ltd.	380,017	2,327,390
Woolworths Holdings, Ltd.	540,173	2,068,692
		9,673,697
SOUTH KOREA — 1.0%
SK Telecom Co., Ltd.	8,674	2,095,038
SPAIN — 4.1%
Enagas SA (a)	127,551	3,442,572
Red Electrica Corp. SA	131,121	2,922,124
Tecnicas Reunidas SA (a)	98,221	2,396,083
		8,760,779
SWEDEN — 3.9%
Castellum AB	127,586	2,350,725
Hennes & Mauritz AB Class B (a)	178,467	2,536,746
Intrum AB (a)	44,964	1,043,227
Skanska AB Class B	145,117	2,307,900
		8,238,598

See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
SWITZERLAND — 2.9%
Baloise Holding AG	12,693	$ 1,743,388
PSP Swiss Property AG	22,714	2,231,539
Swiss Prime Site AG (b)	26,776	2,160,713
		6,135,640
UNITED KINGDOM — 10.6%
Ashmore Group PLC	428,753	1,996,394
BAE Systems PLC	284,736	1,665,242
Close Brothers Group PLC	124,267	2,279,037
GlaxoSmithKline PLC	197,470	3,750,334
Greene King PLC	507,806	3,414,796
IG Group Holdings PLC	251,348	1,824,666
Pennon Group PLC	272,410	2,403,609
RPC Group PLC	156,523	1,299,747
Tate & Lyle PLC	264,232	2,221,070
Unilever NV	32,495	1,761,494
		22,616,389
UNITED STATES — 19.9%
AT&T, Inc.	83,953	2,396,018
Brinker International, Inc. (a)	63,028	2,771,972
CenterPoint Energy, Inc.	87,080	2,458,268
Compass Minerals International, Inc. (a)	33,418	1,393,196
Edison International	38,121	2,164,129
International Business Machines Corp.	14,871	1,690,387
L Brands, Inc.	47,396	1,216,655
Mercury General Corp.	55,280	2,858,529
National Health Investors, Inc. REIT	43,881	3,314,771
Northwest Bancshares, Inc.	136,270	2,308,414
OGE Energy Corp.	79,075	3,098,949
Owens & Minor, Inc. (a)	149,375	945,544
Philip Morris International, Inc.	23,081	1,540,888
PPL Corp.	100,222	2,839,289
Southern Co.	67,677	2,972,374
Tupperware Brands Corp.	41,799	1,319,594
Security Description	Shares	Value
United Bankshares, Inc. (a)	65,710	$ 2,044,238
Verizon Communications, Inc.	51,587	2,900,221
Waddell & Reed Financial, Inc. Class A (a)	120,734	2,182,871
		42,416,307
TOTAL COMMON STOCKS (Cost $231,769,521)		211,598,438

SHORT-TERM INVESTMENTS — 7.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	3,717,614	3,717,614
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	11,712,340	11,712,340
TOTAL SHORT-TERM INVESTMENTS (Cost $15,429,954)		15,429,954
TOTAL INVESTMENTS — 106.4% (Cost $247,199,475)		227,028,392
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.4)%		(13,594,865)
NET ASSETS — 100.0%		$ 213,433,527
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$211,598,438	$—	$—	$211,598,438
Short-Term Investments	15,429,954	—	—	15,429,954
TOTAL INVESTMENTS	$227,028,392	$—	$—	$227,028,392
See accompanying notes to schedule of investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	68,507	$ 68,507	$ 8,792,024	$ 5,142,917	$—	$—	3,717,614	$ 3,717,614	$ 3,576	$—
State Street Navigator Securities Lending Government Money Market Portfolio	19,113,339	19,113,339	24,088,115	31,489,114	—	—	11,712,340	11,712,340	61,023	—
Total		$19,181,846	$32,880,139	$36,632,031	$—	$—		$15,429,954	$64,599	$—
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 15.0%
Amcor, Ltd.	941,486	$ 8,782,179
AusNet Services	4,524,011	4,952,524
Charter Hall Group REIT	469,104	2,450,448
Commonwealth Bank of Australia	271,662	13,844,587
DuluxGroup, Ltd.	784,981	3,625,229
Goodman Group REIT	467,393	3,497,744
GPT Group REIT	1,472,725	5,536,502
Mirvac Group REIT	3,475,782	5,481,167
National Australia Bank, Ltd.	891,917	15,113,778
Perpetual, Ltd.	179,856	4,112,572
Sonic Healthcare, Ltd.	422,221	6,572,054
Stockland REIT	2,112,611	5,235,217
Transurban Group Stapled Security	1,407,009	11,539,721
Vicinity Centres REIT	3,664,699	6,707,863
Westpac Banking Corp.	749,849	13,218,454
		110,670,039
CANADA — 16.2%
BCE, Inc.	345,198	13,630,494
Canadian Imperial Bank of Commerce (a)	134,696	10,027,741
Fortis, Inc.	313,223	10,436,944
Great-West Lifeco, Inc.	369,685	7,627,561
H&R Real Estate Investment Trust	188,194	2,845,370
IGM Financial, Inc. (a)	143,579	3,262,012
Intact Financial Corp.	95,091	6,905,899
Power Corp. of Canada	571,203	10,258,903
Power Financial Corp.	430,461	8,140,875
RioCan Real Estate Investment Trust	258,262	4,500,392
Royal Bank of Canada	115,018	7,868,855
Shaw Communications, Inc. Class B	567,064	10,259,300
Sun Life Financial, Inc.	207,792	6,890,394
TELUS Corp.	314,463	10,418,400
Toronto-Dominion Bank	135,138	6,714,354
		119,787,494
CHINA — 1.2%
China Telecom Corp., Ltd. Class H	17,976,000	9,183,904
FINLAND — 2.6%
Elisa Oyj	256,539	10,580,911
Kone Oyj Class B	179,150	8,527,676
		19,108,587
FRANCE — 8.8%
Air Liquide SA	50,907	6,311,175
Bureau Veritas SA	240,156	4,885,337
Cie Generale des Etablissements Michelin SCA	70,746	7,011,713
Covivio REIT	56,316	5,420,596
Danone SA	102,359	7,197,388
Gecina SA REIT	25,171	3,251,487
Security Description	Shares	Value
ICADE REIT	32,204	$ 2,448,131
Orange SA	722,339	11,688,373
TOTAL SA	202,913	10,711,911
Vinci SA	79,288	6,527,753
		65,453,864
GERMANY — 2.9%
Bayerische Motoren Werke AG Preference Shares	65,239	4,631,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	57,419	12,507,419
Talanx AG	118,633	4,041,336
		21,180,046
HONG KONG — 4.4%
CK Infrastructure Holdings, Ltd.	1,405,000	10,641,560
CLP Holdings, Ltd.	800,500	9,048,548
Hongkong Land Holdings, Ltd.	963,000	6,066,900
Sino Land Co., Ltd.	3,767,456	6,457,658
		32,214,666
ITALY — 3.1%
A2A SpA	5,615,219	10,093,935
Terna Rete Elettrica Nazionale SpA	2,241,082	12,689,053
		22,782,988
JAPAN — 5.5%
Advance Residence Investment Corp. REIT	1,132	3,121,087
Canon Marketing Japan, Inc.	218,000	3,894,454
Daiwa House REIT Investment Corp.	1,839	4,118,328
GLP J-REIT	3,407	3,474,851
Kenedix Office Investment Corp. REIT	698	4,453,356
Nippon Paper Industries Co., Ltd.	452,900	8,111,457
Nippon Prologis REIT, Inc.	2,156	4,557,047
United Urban Investment Corp. REIT	2,843	4,410,323
Yahoo! Japan Corp.	1,925,500	4,808,704
		40,949,607
MALAYSIA — 1.3%
Gamuda Bhd	5,230,300	2,961,622
Public Bank Bhd	1,148,100	6,878,876
		9,840,498
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	2,155,632	5,998,655
PORTUGAL — 1.7%
EDP - Energias de Portugal SA	3,657,583	12,748,373
SINGAPORE — 5.0%
CapitaLand, Ltd.	4,045,700	9,231,201
Mapletree Commercial Trust REIT	1,980,100	2,397,040
SATS, Ltd.	1,194,100	4,082,543

See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Singapore Exchange, Ltd.	1,514,100	$ 7,942,638
Singapore Telecommunications, Ltd.	6,159,400	13,240,676
		36,894,098
SOUTH AFRICA — 5.0%
AVI, Ltd.	639,002	4,516,325
Sanlam, Ltd.	2,040,929	11,321,942
Shoprite Holdings, Ltd.	409,092	5,407,636
Vodacom Group, Ltd.	1,679,593	15,412,323
		36,658,226
SOUTH KOREA — 1.5%
Hyundai Motor Co. Preference Shares	78,240	5,399,247
KCC Corp.	19,509	5,402,654
		10,801,901
SPAIN — 1.7%
Iberdrola SA	1,606,372	12,887,320
SWEDEN — 2.4%
ICA Gruppen AB (a)	309,329	11,053,134
Securitas AB Class B	437,390	7,017,796
		18,070,930
SWITZERLAND — 7.8%
Givaudan SA	2,923	6,748,578
Helvetia Holding AG	14,467	8,431,012
Nestle SA	98,811	7,998,699
PSP Swiss Property AG	66,188	6,502,646
Roche Holding AG Bearer Shares	19,339	4,696,446
Swiss Prime Site AG (b)	115,224	9,298,102
Swisscom AG	28,872	13,756,521
		57,432,004
TAIWAN — 3.4%
Pou Chen Corp.	4,399,000	4,665,628
Taiwan Mobile Co., Ltd.	3,336,000	11,558,838
Taiwan Semiconductor Manufacturing Co., Ltd.	1,257,000	9,221,898
		25,446,364
UNITED KINGDOM — 9.2%
Carnival PLC	142,644	6,836,294
Security Description	Shares	Value
Close Brothers Group PLC	308,836	$ 5,664,002
DS Smith PLC	1,180,664	4,500,555
Experian PLC	248,161	6,020,901
Kingfisher PLC	2,307,935	6,099,225
Prudential PLC	299,298	5,344,226
RELX PLC	284,363	5,854,392
Sage Group PLC	802,487	6,146,592
SSE PLC	1,003,139	13,817,218
Unilever PLC	141,429	7,400,392
		67,683,797
TOTAL COMMON STOCKS (Cost $813,145,536)		735,793,361

SHORT-TERM INVESTMENTS — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (c) (d)	10,983,735	10,983,735
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	5,201,932	5,201,932
TOTAL SHORT-TERM INVESTMENTS (Cost $16,185,667)		16,185,667
TOTAL INVESTMENTS — 101.7% (Cost $829,331,203)		751,979,028
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(12,652,264)
NET ASSETS — 100.0%		$ 739,326,764
(a)	All or a portion of the shares of the security are on loan at December 31, 2018.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2018.
(e)	Investment of cash collateral for securities loaned.
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$735,793,361	$—	$—	$735,793,361
Short-Term Investments	16,185,667	—	—	16,185,667
TOTAL INVESTMENTS	$751,979,028	$—	$—	$751,979,028
See accompanying notes to schedule of investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	269,768	$ 269,768	$ 28,440,009	$ 17,726,042	$—	$—	10,983,735	$10,983,735	$11,710	$—
State Street Navigator Securities Lending Government Money Market Portfolio	20,719,247	20,719,247	74,356,492	89,873,807	—	—	5,201,932	5,201,932	60,743	—
Total		$20,989,015	$102,796,501	$107,599,849	$—	$—		$16,185,667	$72,453	$—
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
BRAZIL — 8.0%
AES Tiete Energia SA	47,481	$ 122,753
Aliansce Shopping Centers SA	98,269	484,784
Alliar Medicos A Frente SA (a)	20,400	70,057
Alpargatas SA	109,900	482,616
Alupar Investimento SA	62,821	297,106
Anima Holding SA	81,200	356,163
Arezzo Industria e Comercio SA	47,711	677,796
Banco ABC Brasil SA Preference Shares	89,310	388,971
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	122,638	701,828
Banco Inter SA Preference Shares (b)	25,282	251,727
BK Brasil Operacao e Assessoria a Restaurantes SA	85,024	453,666
BR Malls Participacoes SA	648,792	2,187,889
BR Properties SA	95,068	201,137
BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,200	49,137
Camil Alimentos SA	18,200	33,106
Cia de Gas de Sao Paulo - COMGAS Class A, Preference Shares	17,840	270,425
Cia de Locacao das Americas	31,400	305,433
Cia de Saneamento de Minas Gerais-COPASA	53,645	851,649
Cia de Saneamento do Parana Preference Shares	180,267	497,673
Cia de Saneamento do Parana	18,600	295,143
Cia Energetica de Sao Paulo Class B, Preference Shares	121,047	680,855
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	72,357	381,784
Cia Hering	124,516	939,392
Cia Paranaense de Energia	74,308	571,342
Construtora Tenda SA	25,530	211,380
Cosan Logistica SA (a)	80,709	271,755
Cosan, Ltd. Class A	101,851	896,289
CVC Brasil Operadora e Agencia de Viagens SA	107,308	1,693,892
Cyrela Brazil Realty SA Empreendimentos e Participacoes	165,664	661,245
Direcional Engenharia SA	177,078	342,665
Dommo Energia SA (a)	909,266	229,912
Duratex SA	178,750	545,601
EcoRodovias Infraestrutura e Logistica SA	142,907	345,860
EDP - Energias do Brasil SA	195,330	743,370
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (a)	5,600	45,225
Eneva SA (a)	139,628	579,659
Estacio Participacoes SA	221,028	1,354,996
Security Description	Shares	Value
Even Construtora e Incorporadora SA (a)	74,258	$ 114,958
Ez Tec Empreendimentos e Participacoes SA	82,841	534,782
Fleury SA	106,534	543,699
Gafisa SA (a)	53,889	234,980
Grendene SA	143,338	303,263
Guararapes Confeccoes SA	7,850	329,292
Iguatemi Empresa de Shopping Centers SA	43,876	470,939
Instituto Hermes Pardini SA	52,604	253,808
Iochpe Maxion SA	109,875	674,998
Light SA	74,446	316,935
Linx SA	95,945	807,020
LOG Commercial Properties e Participacoes SA (a)	18,692	86,906
Mahle-Metal Leve SA	37,247	241,410
Marcopolo SA Preference Shares	508,547	535,347
Marfrig Global Foods SA (a)	210,436	296,454
Metalurgica Gerdau SA Preference Shares	496,161	888,436
Minerva SA (a)	42,186	54,314
Movida Participacoes SA	124,070	275,302
MRV Engenharia e Participacoes SA	259,067	826,180
Multiplus SA	34,152	221,615
Nexa Resources SA (a)(c)	22,548	268,321
Odontoprev SA	153,162	543,373
Oi SA Preference Shares (a)	789,419	256,639
Oi SA (a)	903,200	291,298
Omega Geracao SA	51,280	230,881
Paranapanema SA (a)	195,100	70,474
QGEP Participacoes SA	105,294	254,015
Qualicorp Consultoria e Corretora de Seguros SA	152,310	506,554
Randon SA Implementos e Participacoes Preference Shares	218,893	522,982
Santos Brasil Participacoes SA	162,972	177,868
Sao Martinho SA	102,395	480,569
Ser Educacional SA (b)	57,774	231,797
SLC Agricola SA	41,097	443,868
Smiles Fidelidade SA	41,492	468,582
Sonae Sierra Brasil SA	4,700	31,250
Tegma Gestao Logistica SA	48,322	342,864
TOTVS SA	91,084	638,052
Transmissora Alianca de Energia Eletrica SA	220,200	1,340,830
Tupy SA	35,580	184,980
Unipar Carbocloro SA Preference Shares	26,024	247,499
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	78,808	366,005
Via Varejo SA	285,042	322,863
Vulcabras Azaleia SA (a)	140,890	258,097

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Wiz Solucoes e Corretagem de Seguros SA	93,180	$ 168,533
		36,133,113
CHILE — 1.5%
Besalco SA	128,680	113,123
CAP SA	63,295	554,515
Engie Energia Chile SA	156,815	286,628
Inversiones Aguas Metropolitanas SA	520,771	759,996
Inversiones La Construccion SA	47,867	769,183
Ripley Corp. SA	1,022,544	850,509
Salfacorp SA	454,980	649,559
SMU SA (a)	2,179,155	596,599
Sociedad Matriz SAAM SA	6,361,542	548,798
SONDA SA	220,242	344,929
Vina Concha y Toro SA	629,828	1,229,344
		6,703,183
CHINA — 12.9%
21Vianet Group, Inc. ADR (a)	65,314	564,313
361 Degrees International, Ltd.	1,001,000	208,399
500.com, Ltd. Class A, ADR (a)(c)	30,582	231,812
AK Medical Holdings, Ltd. (b)(c)	240,000	133,038
Anhui Expressway Co., Ltd. Class H	290,000	173,348
Anton Oilfield Services Group (a)	1,498,000	149,238
Ausnutria Dairy Corp., Ltd. (c)	395,000	443,970
Beijing Capital Land, Ltd. Class H	1,228,400	440,880
Beijing Enterprises Clean Energy Group, Ltd. (a)	13,863,885	196,554
BEST, Inc. ADR (a)(c)	112,009	460,357
Bitauto Holdings, Ltd. ADR (a)(c)	23,913	592,325
Boshiwa International Holding, Ltd. (a)(c)(d)	1,843,000	—
Boyaa Interactive International, Ltd. (a)	356,000	55,019
Bright Scholar Education Holdings, Ltd. ADR (a)(c)	19,193	176,768
CAR, Inc. (a)(c)	231,000	172,010
Central China Real Estate, Ltd.	440,000	161,853
CGN Meiya Power Holdings Co., Ltd. (a)(b)	1,900,000	262,091
Changyou.com, Ltd. ADR	16,477	301,200
Chaowei Power Holdings, Ltd. (c)	776,000	300,316
Cheetah Mobile, Inc. ADR (a)(c)	39,747	242,854
China Aerospace International Holdings, Ltd.	2,444,000	152,958
China Aircraft Leasing Group Holdings, Ltd.	539,500	544,368
China Animal Healthcare, Ltd. (a)(c)(d)	1,059,700	—
China BlueChemical, Ltd. Class H	1,964,000	617,093
China Customer Relations Centers, Inc. (a)(c)	16,045	208,745
China Datang Corp. Renewable Power Co., Ltd. Class H	1,447,000	173,728
Security Description	Shares	Value
China Distance Education Holdings, Ltd. ADR (c)	38,724	$ 259,451
China Dongxiang Group Co., Ltd.	4,457,000	683,122
China Electronics Huada Technology Co., Ltd.	1,238,000	99,617
China Electronics Optics Valley Union Holding Co., Ltd.	1,520,000	83,481
China Everbright Greentech, Ltd. (b)	291,000	207,025
China Fangda Group Co., Ltd. Class B	449,650	199,861
China Foods, Ltd.	774,000	282,736
China Fordoo Holdings, Ltd. (a)(e)	15,000	15,154
China Forestry Holdings Co., Ltd. (a)(c)(d)	1,642,000	—
China Harmony New Energy Auto Holding, Ltd. (c)	740,500	278,065
China Hongxing Sports, Ltd. (a)(c)(d)	4,053,000	—
China Huiyuan Juice Group, Ltd. (a)(d)	1,494,400	289,170
China Lesso Group Holdings, Ltd.	405,000	202,775
China Lilang, Ltd.	632,000	532,765
China Logistics Property Holdings Co., Ltd. (a)(b)	1,271,000	469,156
China Maple Leaf Educational Systems, Ltd.	1,384,000	615,162
China Meidong Auto Holdings, Ltd.	376,000	142,152
China Metal Resources Utilization, Ltd. (a)(b)(c)	324,000	180,843
China Modern Dairy Holdings, Ltd. (a)(c)	2,508,000	249,860
China New Higher Education Group, Ltd. (b)(c)	341,000	148,955
China Nuclear Energy Technology Corp., Ltd. (a)	1,276,000	91,267
China Overseas Grand Oceans Group, Ltd. (c)	1,161,000	381,101
China Overseas Property Holdings, Ltd. (c)	1,751,232	512,216
China Pioneer Pharma Holdings, Ltd. (a)	483,000	62,925
China Power Clean Energy Development Co., Ltd.	535,000	161,948
China Rare Earth Holdings, Ltd. (a)	1,856,400	78,246
China Resources Medical Holdings Co., Ltd.	639,500	418,201
China SCE Property Holdings, Ltd.	2,392,800	871,015
China Shengmu Organic Milk, Ltd. (a)(b)	1,519,000	68,875
China Shineway Pharmaceutical Group, Ltd.	362,000	351,858
China Silver Group, Ltd. (a)	1,056,000	99,809

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Singyes Solar Technologies Holdings, Ltd. (e)	553,600	$ 152,023
China South City Holdings, Ltd.	1,044,000	148,012
China Suntien Green Energy Corp., Ltd. Class H	1,651,000	425,964
China Tian Lun Gas Holdings, Ltd.	199,500	164,098
China Travel International Investment Hong Kong, Ltd.	3,540,000	944,983
China Unienergy Group, Ltd. (a)(c)	102,000	136,793
China Xinhua Education Group, Ltd. (a)(b)	546,000	134,594
China Yongda Automobiles Services Holdings, Ltd. (c)	791,000	480,903
China Yuhua Education Corp., Ltd. (b)	624,000	253,446
China ZhengTong Auto Services Holdings, Ltd.	612,500	365,340
Chinasoft International, Ltd. (a)(c)	1,916,000	951,962
Chlitina Holding, Ltd.	69,678	582,596
Chong Sing Holdings FinTech Group (a)(c)	9,664,000	122,199
CIMC Enric Holdings, Ltd.	328,000	250,943
CITIC Resources Holdings, Ltd. (c)	3,437,000	272,173
CITIC Telecom International Holdings, Ltd.	1,943,000	682,464
COFCO Meat Holdings, Ltd. (a)	279,000	51,671
Colour Life Services Group Co., Ltd. (a)(c)	533,000	285,243
Consun Pharmaceutical Group, Ltd.	525,600	305,451
Coolpad Group, Ltd. (a)(d)	2,353,600	—
Cosmo Lady China Holdings Co., Ltd. (b)(c)	369,000	130,080
CPMC Holdings, Ltd. (c)	544,000	261,253
Crystal International Group, Ltd. (b)	376,000	190,657
CSG Holding Co., Ltd. Class B	91,200	28,772
CSSC Offshore and Marine Engineering Group Co., Ltd. Class H (a)	214,000	139,672
CT Environmental Group, Ltd. (c)	3,313,900	133,329
Dah Chong Hong Holdings, Ltd.	1,248,000	431,975
Daqo New Energy Corp. ADR (a)	8,301	194,243
Dazhong Transportation Group Co., Ltd. Class B	116,600	53,053
Dongjiang Environmental Co., Ltd. Class H	157,800	165,875
Dongyue Group, Ltd.	544,000	280,708
Eastern Communications Co., Ltd. Class B	246,074	136,325
eHi Car Services, Ltd. ADR (a)(c)	19,088	200,424
Fang Holdings, Ltd. ADR (a)	180,162	257,632
Fanhua, Inc. ADR (c)	40,401	886,802
FIH Mobile, Ltd. (a)(c)	1,925,000	201,613
Security Description	Shares	Value
First Tractor Co., Ltd. Class H (a)(c)	124,500	$ 28,464
Foshan Electrical and Lighting Co., Ltd. Class B	173,580	75,601
Foxsemicon Integrated Technology, Inc.	87,050	366,756
Fu Shou Yuan International Group, Ltd.	1,434,000	1,080,626
Fufeng Group, Ltd. (a)(c)	1,169,600	494,470
Genertec Universal Medical Group Co., Ltd. (b)(c)	940,900	704,231
Golden Eagle Retail Group, Ltd.	172,000	183,438
Goodbaby International Holdings, Ltd. (c)	936,000	294,093
Grand Baoxin Auto Group, Ltd. (c)	913,601	257,883
Greatview Aseptic Packaging Co., Ltd.	1,012,048	549,369
Green Seal Holding, Ltd.	25,000	29,037
GreenTree Hospitality Group, Ltd. ADR (a)	14,998	194,824
Guorui Properties, Ltd.	1,136,000	288,739
Guotai Junan International Holdings, Ltd.	1,635,000	263,125
Haichang Ocean Park Holdings, Ltd. (a)(b)	808,000	162,026
Hailiang Education Group, Inc. ADR (a)(c)	2,515	125,750
Harbin Electric Co., Ltd. Class H (c)	710,000	361,831
Hengxing Gold Holding Co., Ltd.	214,000	186,411
HNA Holding Group Co., Ltd. (a)	3,934,000	69,341
Hollysys Automation Technologies, Ltd.	47,949	839,587
Honghua Group, Ltd. (a)(c)	2,692,000	140,972
Huadian Energy Co., Ltd. Class B (a)	345,900	97,890
Huadian Fuxin Energy Corp., Ltd. Class H	986,000	240,538
Huangshan Tourism Development Co., Ltd. Class B	436,261	527,440
Ideanomics, Inc. (a)	38,278	45,934
iKang Healthcare Group, Inc. ADR (a)(c)	20,590	419,624
Inner Mongolia Eerduosi Resourses Co., Ltd. Class B	136,900	120,198
Jiangnan Group, Ltd. (a)	504,000	25,427
Jinchuan Group International Resources Co., Ltd. (a)	2,333,000	187,728
Jingrui Holdings, Ltd.	487,000	139,954
JinkoSolar Holding Co., Ltd. ADR (a)(c)	24,162	238,962
JNBY Design, Ltd.	117,000	164,083
Joy City Property, Ltd.	1,658,000	180,002
Jumei International Holding, Ltd. ADR (a)(c)	48,502	88,759
Jupai Holdings, Ltd. ADR (c)	15,103	66,302
Kama Co., Ltd. Class B (a)	270,800	138,379

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Kandi Technologies Group, Inc. (a)(c)	45,931	$ 166,730
Kangda International Environmental Co., Ltd. (a)(b)	807,200	67,014
Kasen International Holdings, Ltd.	382,000	169,304
Konka Group Co., Ltd. Class B	374,000	106,047
Launch Tech Co., Ltd. Class H	176,000	159,605
LexinFintech Holdings, Ltd. ADR (a)(c)	35,553	257,759
Leyou Technologies Holdings, Ltd. (a)(c)	1,444,200	402,122
Lifetech Scientific Corp. (a)(c)	2,454,000	470,154
LongiTech Smart Energy Holding, Ltd. (a)	593,000	134,818
Lonking Holdings, Ltd.	2,392,000	620,200
Luoyang Glass Co., Ltd. Class H (a)	460,000	123,969
Luthai Textile Co., Ltd. Class B	40,500	47,901
LVGEM China Real Estate Investment Co., Ltd.	394,000	112,221
Maoye International Holdings, Ltd.	1,618,000	109,529
Microport Scientific Corp. (c)	242,000	238,002
National Agricultural Holdings, Ltd. (a)(c)(d)	396,000	30,094
On-Bright Electronics, Inc.	34,000	198,002
Ozner Water International Holding, Ltd. (b)(c)	1,297,000	289,903
Parkson Retail Group, Ltd.	2,793,000	199,771
Poly Culture Group Corp., Ltd. Class H	165,100	215,512
Poly Property Group Co., Ltd.	2,079,000	650,571
Powerlong Real Estate Holdings, Ltd.	1,331,000	523,604
PPDAI Group, Inc. ADR (a)(c)	39,748	143,093
PW Medtech Group, Ltd. (a)	2,454,000	319,705
Q Technology Group Co., Ltd. (c)	278,000	158,008
Qudian, Inc. ADR (a)(c)	38,698	166,014
Real Gold Mining, Ltd. (a)(c)(d)	251,500	—
Renhe Commercial Holdings Co., Ltd. (a)	10,426,000	359,547
Ronshine China Holdings, Ltd. (a)(c)	302,000	355,641
Shandong Airlines Co., Ltd. Class B	220,900	310,922
Shang Gong Group Co., Ltd. Class B (a)	257,000	173,732
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	438,000	270,684
Shanghai Diesel Engine Co., Ltd. Class B	380,560	207,405
Shanghai Fudan Microelectronics Group Co., Ltd. Class H (a)	98,000	87,619
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	483,000	241,212
Shanghai Haixin Group Co. Class B	645,708	282,174
Security Description	Shares	Value
Shanghai Highly Group Co., Ltd. Class B	264,900	$ 220,927
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	1,062,000	257,723
Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	115,600	110,976
Shanghai Jinjiang International Travel Co., Ltd. Class B	99,400	171,465
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	93,939	104,742
Shanghai Potevio Co., Ltd. Class B (a)(e)	79,800	32,080
Shanghai Shibei Hi-Tech Co., Ltd. Class B	454,800	192,835
Sheng Ye Capital, Ltd. (a)(c)	192,000	164,550
Shenzhen SEG Co., Ltd. Class B	150,300	51,832
Shougang Concord International Enterprises Co., Ltd. (a)	12,034,000	302,796
Shougang Fushan Resources Group, Ltd.	3,092,000	627,930
Shui On Land, Ltd.	978,000	217,351
Sichuan Expressway Co., Ltd. Class H	1,626,000	500,509
Silergy Corp.	66,000	972,704
Silver Grant International Industries, Ltd. (a)	746,000	145,782
Sinofert Holdings, Ltd. (a)(c)	1,578,000	181,394
Sinopec Kantons Holdings, Ltd.	1,086,000	481,320
Sinosoft Technology Group, Ltd.	721,200	187,914
Sinotrans Shipping, Ltd. (c)(e)	2,150,000	741,441
Sinovac Biotech, Ltd. (a)(c)	66,336	460,372
Skyfame Realty Holdings, Ltd. (a)	1,640,000	278,593
Sohu.com, Ltd. ADR (a)(c)	31,542	549,462
Springland International Holdings, Ltd.	1,344,000	266,076
Sun King Power Electronics Group (c)	1,089,000	169,692
Suncity Group Holdings, Ltd. (a)	470,000	73,838
Sunshine 100 China Holdings, Ltd. (a)(b)	467,000	220,695
Tarena International, Inc. ADR (c)	40,738	256,649
Tian Ge Interactive Holdings, Ltd. (b)(c)	734,000	286,874
Tiangong International Co., Ltd. (c)	1,696,000	400,748
Tianjin Development Holdings, Ltd. (c)	812,000	316,323
Tianjin Port Development Holdings, Ltd. (a)	4,032,000	427,438
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd.	368,300	313,055
Tianneng Power International, Ltd.	742,000	618,859
Tong Ren Tang Technologies Co., Ltd. Class H	747,000	978,909
Tongfang Kontafarma Holdings, Ltd. (a)	1,959,553	62,070

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Tsaker Chemical Group, Ltd. (b)(c)	57,000	$ 40,478
Tuniu Corp. ADR (a)(c)	92,705	450,546
Virscend Education Co., Ltd. (b)	1,028,000	517,325
West China Cement, Ltd.	2,592,000	350,926
Wisdom Education International Holdings Co., Ltd.	352,000	128,583
Xiabuxiabu Catering Management China Holdings Co., Ltd. (a)(b)(c)	151,000	238,380
Xiamen International Port Co., Ltd. Class H	2,038,000	299,348
Xi'an Haitiantian Holdings Co., Ltd. (a)	236,000	95,252
Xingda International Holdings, Ltd.	620,000	188,470
Xinhua Winshare Publishing and Media Co., Ltd. Class H	131,000	82,656
Xtep International Holdings, Ltd.	442,500	240,202
Xunlei, Ltd. ADR (a)	20,792	70,693
Yadea Group Holdings, Ltd. (b)(c)	602,000	232,208
Yirendai, Ltd. ADR (c)	9,650	103,737
Zai Lab, Ltd. ADR (a)(c)	11,430	265,405
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	220,600	104,815
Zhou Hei Ya International Holdings Co., Ltd. (a)(b)(c)	321,000	141,859
		58,046,508
COLOMBIA — 0.1%
Avianca Holdings SA Preference Shares	184,332	94,224
Celsia SA ESP	236,885	291,775
Cemex Latam Holdings SA (a)	136,452	155,465
		541,464
CZECH REPUBLIC — 0.4%
Moneta Money Bank A/S (b)	434,368	1,398,754
Philip Morris CR A/S	910	569,101
		1,967,855
EGYPT — 0.7%
Egypt Kuwait Holding Co. SAE	597,485	641,699
Egyptian Financial Group-Hermes Holding Co. (a)	515,793	438,079
Ezz Steel Co SAE (a)	391,048	397,376
Global Telecom Holding SAE (a)	1,518,240	315,170
Heliopolis Housing	94,680	95,842
Juhayna Food Industries	476,734	299,289
Orascom Investment Holding (a)	2,912,994	94,120
Palm Hills Developments SAE (a)	858,094	104,389
Pioneers Holding for Financial Investments SAE (a)	155,371	53,149
Qalaa Holdings SAE (a)	160,897	31,964
Sidi Kerir Petrochemicals Co.	126,671	121,016
Six of October Development & Investment (a)	440,022	330,507
Security Description	Shares	Value
Telecom Egypt Co.	150,000	$ 106,138
		3,028,738
GREECE — 1.4%
Aegean Airlines SA	43,253	364,902
Diana Shipping, Inc. (a)	58,573	186,262
DryShips, Inc. (c)	15,730	88,874
Ellaktor SA (a)	91,341	129,894
Eurobank Ergasias SA (a)	1,152,854	711,658
FF Group (a)(d)	24,815	68,081
Fourlis Holdings SA (a)	30,621	143,518
GEK Terna Holding Real Estate Construction SA (a)	41,635	228,456
Grivalia Properties REIC AE	44,481	425,093
Hellenic Exchanges - Athens Stock Exchange SA	75,717	320,257
Holding Co. ADMIE IPTO SA	127,849	225,949
Mytilineos Holdings SA	93,428	778,588
National Bank of Greece SA (a)	383,302	481,989
Piraeus Bank SA (a)	231,812	222,596
Public Power Corp. SA (a)	121,639	179,933
Star Bulk Carriers Corp. (a)	69,298	633,384
StealthGas, Inc. (a)	69,246	191,119
Titan Cement Co. SA	19,686	436,128
Tsakos Energy Navigation, Ltd.	104,789	278,739
		6,095,420
HONG KONG — 2.7%
Agritrade Resources, Ltd. (c)	1,580,000	272,436
AGTech Holdings, Ltd. (a)	2,276,000	140,990
Ajisen China Holdings, Ltd.	669,000	187,131
Anxin-China Holdings, Ltd. (a)(d)	2,248,000	—
Asia Television Holdings, Ltd. (a)(c)	1,656,000	58,166
Beijing Enterprises Medical & Health Group, Ltd. (a)	2,279,600	67,258
Bosideng International Holdings, Ltd. (c)	2,032,000	384,114
Camsing International Holding, Ltd.	256,000	291,989
Carnival Group International Holdings, Ltd. (a)(c)	4,040,000	74,821
China Animation Characters Co., Ltd. (c)	1,052,000	361,445
China Beidahuang Industry Group Holdings, Ltd. Class A (a)	2,098,400	42,615
China High Precision Automation Group, Ltd. (a)(d)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (c)	606,000	580,508
China Lumena New Materials Corp. (a)(c)(d)	4,181,298	—
China Metal Recycling Holdings, Ltd. (a)(c)(d)	693,675	—
China Minsheng Financial Holding Corp., Ltd. (a)(c)	7,970,000	210,719
China NT Pharma Group Co., Ltd.	922,400	100,141
China Oil & Gas Group, Ltd. (a)	4,828,000	326,827

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
China Water Affairs Group, Ltd.	488,000	$ 522,322
Comba Telecom Systems Holdings, Ltd. (a)(c)	220,575	36,343
Concord New Energy Group, Ltd.	8,300,000	328,635
Dawnrays Pharmaceutical Holdings, Ltd.	1,394,000	261,731
Digital China Holdings, Ltd. (a)(c)	933,000	431,384
EPI Holdings, Ltd. (a)	540,000	29,658
Essex Bio-technology, Ltd.	240,000	138,249
GCL-Poly Energy Holdings, Ltd. (a)(c)	8,083,000	490,389
Glorious Property Holdings, Ltd. (a)	1,946,000	103,149
Golden Meditech Holdings, Ltd. (c)	660,000	67,439
Ground International Development, Ltd. (a)(c)	1,450,000	76,858
Hi Sun Technology China, Ltd. (a)	1,779,000	229,494
Hua Han Health Industry Holdings, Ltd. (a)(c)(d)	2,414,560	—
Huabao International Holdings, Ltd.	1,377,000	585,669
Huayi Tencent Entertainment Co., Ltd. (a)	3,000,000	74,336
IMAX China Holding, Inc. (b)	72,300	192,077
Imperial Pacific International Holdings, Ltd. (a)	9,040,000	61,195
Ju Teng International Holdings, Ltd.	985,500	265,591
Lifestyle China Group, Ltd. (a)(c)	394,000	135,873
NetDragon Websoft Holdings, Ltd. (c)	257,000	393,902
NewOcean Energy Holdings, Ltd. (a)(c)	1,640,000	536,239
Pou Sheng International Holdings, Ltd.	2,196,000	423,529
Qianhai Health Holdings, Ltd.	1	—
Sansheng Holdings Group Co., Ltd. (a)	20,000	32,646
Seaspan Corp. (c)	75,231	589,059
Shenwan Hongyuan HK, Ltd.	505,000	107,071
Sino Haijing Holdings, Ltd. (a)(c)	2,780,000	41,544
Skyworth Digital Holdings, Ltd.	1,818,000	392,423
Solartech International Holdings, Ltd. (a)(c)	1,440,000	14,714
Tech Pro Technology Development, Ltd. (a)(d)	6,035,100	26,208
Tibet Water Resources, Ltd. (a)(c)	1,965,000	677,642
United Laboratories International Holdings, Ltd. (c)	950,500	505,033
Wasion Holdings, Ltd. (c)	775,000	377,139
Yuexiu Transport Infrastructure, Ltd.	1,154,549	875,937
		12,122,638
HUNGARY — 0.2%
Magyar Telekom Telecommunications PLC	551,375	864,507
Security Description	Shares	Value
INDIA — 11.8%
Aarti Industries	11,180	$ 231,191
Adani Green Energy, Ltd. (a)	204,787	122,758
Adani Power, Ltd. (a)	654,695	477,787
Aegis Logistics, Ltd.	76,188	222,731
Ajanta Pharma, Ltd.	7,899	134,152
Alembic Pharmaceuticals, Ltd.	25,626	220,123
Allahabad Bank (a)	142,309	93,969
Andhra Bank (a)	92,942	39,139
Anveshan Heavy Engineering, Ltd. (a)(e)	6,536	79,445
APL Apollo Tubes, Ltd.	7,875	131,427
Arvind Fashions, Ltd. (a)(e)	35,296	429,022
Arvind, Ltd.	176,481	247,223
Asahi India Glass, Ltd.	40,825	149,406
Astral Poly Technik, Ltd.	14,421	232,897
Avanti Feeds, Ltd.	13,431	74,191
Bajaj Corp., Ltd.	58,032	306,847
Bajaj Electricals, Ltd.	21,738	157,084
Balrampur Chini Mills, Ltd. (a)	230,894	337,337
BASF India, Ltd.	5,955	131,310
Bata India, Ltd.	67,586	1,098,085
Birla Corp., Ltd.	18,423	158,383
Blue Dart Express, Ltd.	6,368	307,518
Blue Star, Ltd.	4,186	37,348
Bombay Dyeing & Manufacturing Co., Ltd.	48,055	78,296
Brigade Enterprises, Ltd.	11,563	36,098
Can Fin Homes, Ltd.	9,277	38,389
Carborundum Universal, Ltd.	8,492	43,187
CARE Ratings, Ltd.	20,503	289,770
CCL Products India, Ltd.	17,601	67,918
Ceat, Ltd.	33,751	631,559
Century Plyboards India, Ltd.	17,873	45,531
Century Textiles & Industries, Ltd.	14,443	190,936
Cera Sanitaryware, Ltd.	4,947	168,169
CESC, Ltd.	43,130	412,890
CG Power and Industrial Solutions, Ltd. (a)	534,195	343,173
Chennai Super Kings Cricket, Ltd. (d)	418,560	—
Coffee Day Enterprises, Ltd. (a)(b)	7,365	29,412
Coromandel International, Ltd.	35,821	231,016
Cox & Kings Financial Service, Ltd. (a)(e)	20,674	20,761
Cox & Kings, Ltd.	63,229	150,612
CRISIL, Ltd.	8,670	200,379
Cyient, Ltd.	46,713	414,840
DB Corp., Ltd.	54,967	133,294
DCB Bank, Ltd.	104,838	254,155
DCM Shriram, Ltd.	18,154	87,994
Delta Corp., Ltd.	55,185	200,457
Dilip Buildcon, Ltd. (b)	31,103	186,333
Dish TV India, Ltd.	287,418	157,470
Dr Lal PathLabs, Ltd. (b)	31,071	405,127
eClerx Services, Ltd.	17,146	263,852

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
EIH, Ltd.	52,943	$ 150,112
Engineers India, Ltd.	103,052	184,509
Eris Lifesciences, Ltd. (a)(b)	16,547	162,863
Escorts, Ltd.	110,927	1,121,902
Essel Propack, Ltd.	49,180	77,276
Finolex Cables, Ltd.	23,740	154,447
Force Motors, Ltd.	10,417	240,599
Fortis Healthcare, Ltd. (a)	227,811	458,461
Future Consumer, Ltd. (a)	284,396	185,551
Future Lifestyle Fashions, Ltd.	17,765	107,114
Gateway Distriparks, Ltd.	186,458	345,861
Gayatri Projects, Ltd. (a)	68,780	173,637
GE T&D India, Ltd.	86,428	362,288
GMR Infrastructure, Ltd. (a)	2,470,903	580,431
Godfrey Phillips India, Ltd.	23,545	299,156
Great Eastern Shipping Co. Ltd	42,727	193,240
Gujarat Alkalies & Chemicals, Ltd.	4,302	33,444
Gujarat Fluorochemicals, Ltd.	3,553	46,253
Gujarat Gas, Ltd.	9,399	90,207
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	9,652	47,157
Gujarat Pipavav Port, Ltd.	370,871	545,297
Gujarat State Petronet, Ltd.	46,555	117,263
GVK Power & Infrastructure, Ltd. (a)	196,798	21,846
Hathway Cable & Datacom, Ltd. (a)	205,848	90,813
Hexaware Technologies, Ltd.	140,522	670,053
Himachal Futuristic Communications, Ltd.	341,765	103,780
Himadri Speciality Chemical, Ltd.	37,337	70,273
Himatsingka Seide, Ltd.	46,394	141,777
Hindustan Construction Co., Ltd. (a)	206,923	38,827
Hindustan Copper, Ltd.	229,371	172,320
Housing Development & Infrastructure, Ltd. (a)	106,979	40,300
HSIL, Ltd.	3,677	12,366
ICICI Securities, Ltd. (b)	41,089	152,903
IDFC, Ltd.	880,988	550,184
IDFC, Ltd.	544,087	337,839
IFB Industries, Ltd. (a)	10,245	124,088
IFCI, Ltd. (a)	298,615	63,945
India Cements, Ltd.	397,222	546,774
Indiabulls Integrated Services, Ltd.	16,171	86,941
Indiabulls Real Estate, Ltd. (a)	327,129	409,761
Inox Leisure, Ltd. (a)	52,404	185,664
Ipca Laboratories, Ltd.	67,454	774,975
IRB Infrastructure Developers, Ltd.	209,482	492,537
J Kumar Infraprojects, Ltd.	5,375	10,236
Jain Irrigation Systems, Ltd.	288,961	288,899
Jaiprakash Associates, Ltd. (a)	772,637	85,215
Jammu & Kashmir Bank, Ltd. (a)	426,028	230,055
Jindal Saw, Ltd.	126,408	153,631
Security Description	Shares	Value
Jindal Stainless Hisar, Ltd. (a)	81,991	$ 108,398
Jindal Stainless, Ltd. (a)	178,624	87,502
JK Cement, Ltd.	7,085	72,413
JM Financial, Ltd.	156,916	210,937
Johnson Controls-Hitachi Air Conditioning India, Ltd.	7,124	185,791
JSW Energy, Ltd. (a)	711,588	699,714
Jubilant Life Sciences, Ltd.	94,778	964,682
Just Dial, Ltd. (a)	49,382	354,936
Jyothy Laboratories, Ltd. (f)	101,836	311,715
Kajaria Ceramics, Ltd.	103,803	733,156
Kalpataru Power Transmission, Ltd.	39,171	220,051
Karnataka Bank Ltd	110,245	177,175
Karur Vysya Bank, Ltd.	507,018	646,345
KEC International, Ltd.	23,610	101,944
KEI Industries, Ltd.	16,828	86,581
KPIT Technologies, Ltd.	237,546	742,087
KRBL, Ltd.	42,852	172,875
Laurus Labs, Ltd. (b)	8,403	45,683
Lemon Tree Hotels, Ltd. (a)(b)	170,414	179,653
Magma Fincorp, Ltd.	102,354	161,268
Mahanagar Gas, Ltd.	3,532	45,754
Maharashtra Scooters, Ltd.	742	33,750
Mahindra CIE Automotive, Ltd. (a)	111,601	410,821
Mahindra Holidays & Resorts India, Ltd.	52,092	158,145
Mahindra Lifespace Developers, Ltd.	26,954	150,628
MakeMyTrip, Ltd. (a)(c)	38,900	946,437
Manappuram Finance, Ltd.	549,571	732,079
Marksans Pharma, Ltd.	544,350	217,147
Max Financial Services, Ltd. (a)	84,576	540,298
McLeod Russel India, Ltd.	124,222	210,936
Minda Industries, Ltd.	48,782	225,795
Monsanto India, Ltd.	6,691	251,261
Motilal Oswal Financial Services, Ltd.	20,596	197,700
Multi Commodity Exchange of India, Ltd.	15,119	159,170
Natco Pharma, Ltd.	84,752	825,548
NBCC India, Ltd.	222,905	184,384
NCC, Ltd.	596,160	752,725
NIIT Technologies, Ltd.	9,834	161,888
Omaxe, Ltd.	55,048	168,538
Oriental Bank of Commerce (a)	40,391	55,338
PC Jeweller, Ltd.	108,608	134,097
Persistent Systems, Ltd.	54,721	488,033
Phoenix Mills, Ltd.	42,086	339,750
PI Industries, Ltd.	94,551	1,168,023
PNC Infratech, Ltd.	84,019	177,389
Prestige Estates Projects, Ltd.	119,379	376,014
Prism Johnson, Ltd.	116,000	147,212
PTC India, Ltd.	427,261	568,233
PVR, Ltd.	45,262	1,040,251
Quess Corp., Ltd. (a)(b)	31,515	298,064

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Radico Khaitan, Ltd.	25,460	$ 146,035
Rain Industries, Ltd.	49,435	94,813
Redington India, Ltd.	342,710	435,168
Relaxo Footwears, Ltd.	4,331	45,460
Reliance Capital, Ltd.	54,185	178,159
Reliance Communications, Ltd. (a)	1,062,923	219,238
Reliance Home Finance, Ltd.	117,974	69,958
Reliance Infrastructure, Ltd.	93,633	424,074
Reliance Power, Ltd. (a)	393,581	161,514
Repco Home Finance, Ltd.	33,542	191,768
RP-SG Business Process Services, Ltd. (a)(e)	5,626	40,704
RP-SG Retail, Ltd. (a)(e)	16,878	40,704
Sadbhav Engineering, Ltd.	87,474	264,621
Satin Creditcare Network, Ltd. (a)	37,668	134,292
Schaeffler India, Ltd.	3,929	320,654
Sequent Scientific, Ltd.	33,973	32,968
Shankara Building Products, Ltd.	10,124	76,138
Shilpa Medicare, Ltd.	4,095	22,614
Shipping Corp. of India, Ltd. (a)	261,544	180,382
Shoppers Stop, Ltd.	5,077	39,284
Shriram City Union Finance, Ltd.	10,007	227,883
Sintex Industries, Ltd.	447,403	75,619
Sintex Plastics Technology, Ltd. (a)	181,492	65,250
SKF India, Ltd.	25,561	698,291
Sobha, Ltd.	15,012	97,901
Solar Industries India, Ltd.	11,398	177,709
South Indian Bank, Ltd.	790,328	176,031
SpiceJet, Ltd. (a)	151,378	193,410
Srei Infrastructure Finance, Ltd.	235,542	122,132
SRF, Ltd.	7,041	201,669
Strides Pharma Science, Ltd.	65,691	433,769
Sun Pharma Advanced Research Co., Ltd. (a)	120,620	324,896
Sundram Fasteners, Ltd.	21,831	167,262
Suzlon Energy, Ltd. (a)	2,365,945	182,999
Symphony, Ltd.	33,111	553,304
Syndicate Bank (a)	97,940	55,132
Syngene International, Ltd. (b)	25,264	202,720
Tata Elxsi, Ltd.	18,184	265,773
Tata Investment Corp., Ltd.	4,699	60,010
TeamLease Services, Ltd. (a)	6,012	246,603
Techno Electric & Enginreering Co., Ltd. (a)	12,637	47,840
Tejas Networks, Ltd. (a)(b)	38,762	115,178
Thermax, Ltd.	60,616	972,643
Thomas Cook India, Ltd.	54,103	181,493
TI Financial Holdings, Ltd.	24,398	183,889
Time Technoplast, Ltd.	102,609	148,222
Timken India, Ltd.	17,248	143,538
Torrent Power, Ltd.	180,732	677,729
Trident, Ltd.	185,029	175,978
TTK Prestige, Ltd.	772	82,806
Tube Investments of India, Ltd.	12,025	61,361
Security Description	Shares	Value
TV18 Broadcast, Ltd. (a)	92,501	$ 50,613
Union Bank of India (a)	352,397	433,587
VA Tech Wabag, Ltd.	33,556	124,582
Vakrangee, Ltd.	380,593	181,533
Vardhman Textiles, Ltd.	13,873	221,364
Venky's India, Ltd.	1,531	52,707
V-Guard Industries, Ltd.	63,736	208,284
Vijaya Bank	207,775	148,953
Vinati Organics, Ltd.	9,167	217,098
VIP Industries, Ltd.	22,820	168,793
V-Mart Retail, Ltd.	5,319	197,492
VRL Logistics, Ltd.	7,622	31,994
WABCO India, Ltd.	6,278	626,388
Welspun Corp., Ltd.	169,540	338,279
Welspun India, Ltd.	311,653	266,946
Wockhardt, Ltd. (a)	1,983	14,862
		53,183,438
INDONESIA — 3.6%
Ace Hardware Indonesia Tbk PT	5,006,000	518,702
Adhi Karya Persero Tbk PT	3,943,691	434,684
AKR Corporindo Tbk PT	1,999,300	596,453
Alam Sutera Realty Tbk PT (a)	19,119,000	414,821
Aneka Tambang Tbk	5,597,700	297,791
Astra Agro Lestari Tbk PT	275,300	226,385
Bank CIMB Niaga Tbk PT	3,169,000	201,644
Bank Pan Indonesia Tbk PT (a)	3,865,900	307,820
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,542,000	647,503
Bank Pembangunan Daerah Jawa Timur Tbk PT	5,872,900	281,801
Bank Tabungan Pensiunan Nasional Syariah Tbk PT (a)	1,750,600	218,521
Bumi Resources Tbk PT (a)	14,957,200	107,134
Bumi Serpong Damai Tbk PT (a)	7,274,800	634,901
Bumitama Agri, Ltd.	567,000	257,916
Ciputra Development Tbk PT	11,436,599	803,266
Delta Dunia Makmur Tbk PT (a)	5,951,400	217,280
Erajaya Swasembada Tbk PT	1,108,900	169,651
Global Mediacom Tbk PT	3,720,600	62,614
Hanson International Tbk PT (a)	23,736,000	196,424
Indika Energy Tbk PT	1,029,500	113,474
Inti Agri Resources Tbk PT (a)	15,316,700	255,633
Japfa Comfeed Indonesia Tbk PT	4,534,700	677,998
Kresna Graha Investama Tbk PT (a)	8,014,200	365,042
Link Net Tbk PT	1,845,800	628,958
Lippo Karawaci Tbk PT	12,350,100	218,145
Matahari Department Store Tbk PT	1,868,200	727,533
Medco Energi Internasional Tbk PT (a)	6,460,166	307,734
Media Nusantara Citra Tbk PT	8,022,600	384,951
Mitra Adiperkasa Tbk PT	10,305,100	576,885
Mitra Keluarga Karyasehat Tbk PT (a)	3,917,100	429,029
Nippon Indosari Corpindo Tbk PT	2,882,400	240,534

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Pakuwon Jati Tbk PT	6,165,200	$ 265,815
Pelayaran Tamarin Samudra Tbk PT (a)	397,000	115,953
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,530,900	393,854
Pool Advista Indonesia Tbk PT (a)	1,099,300	387,966
PP Persero Tbk PT	3,546,198	445,124
Ramayana Lestari Sentosa Tbk PT	2,036,600	201,111
Rimo International Lestari Tbk PT (a)	5,893,000	57,373
Royal Prima Tbk PT (a)	475,100	19,989
Sawit Sumbermas Sarana Tbk PT	2,709,800	235,553
Siloam International Hospitals Tbk PT (a)	358,443	89,486
Sitara Propertindo Tbk PT (a)	4,049,300	247,801
Summarecon Agung Tbk PT	8,895,700	497,986
Timah Persero Tbk PT	1,170,129	61,436
Tower Bersama Infrastructure Tbk PT	1,423,900	356,470
Trada Alam Minera Tbk PT (a)	6,874,200	81,267
Tunas Baru Lampung Tbk PT	977,700	58,812
Waskita Karya Persero Tbk PT	3,574,200	417,570
Wijaya Karya Persero Tbk PT	4,807,436	553,290
		16,008,083
LUXEMBOURG — 0.0% (g)
Biotoscana Investments SA (a)	74,626	159,621
MALAYSIA — 4.4%
Aeon Co. M Bhd	898,500	319,612
Alliance Bank Malaysia Bhd	639,500	622,091
Axis Real Estate Investment Trust	170,700	64,438
Berjaya Corp. Bhd (a)	1,821,767	125,639
Berjaya Sports Toto Bhd	1,147,758	586,030
Bermaz Auto Bhd (a)	852,660	443,610
Bumi Armada Bhd (a)	3,064,600	114,946
Bursa Malaysia Bhd	728,409	1,205,643
Cahya Mata Sarawak Bhd	577,400	375,851
Carlsberg Brewery Malaysia Bhd Class B	114,900	547,183
Datasonic Group Bhd	1,130,400	110,783
DRB-Hicom Bhd	1,008,600	414,911
Eastern & Oriental Bhd (a)	1,273,829	345,236
Eco World Development Group Bhd (a)	584,900	128,091
Econpile Holdings Bhd	864,800	80,568
Ekovest Bhd	1,110,800	119,614
FGV Holdings Bhd	1,757,900	304,150
Gas Malaysia Bhd	547,000	374,594
Genting Plantations Bhd	60,000	143,158
George Kent Malaysia Bhd	509,100	102,867
Globetronics Technology Bhd	308,100	130,472
Heineken Malaysia Bhd	131,900	653,037
Hengyuan Refining Co. Bhd	64,300	72,508
Hibiscus Petroleum Bhd (a)	244,100	49,617
IGB Real Estate Investment Trust	1,086,800	454,970
IJM Corp. Bhd	1,635,000	640,944
Inari Amertron Bhd	1,772,379	643,332
Security Description	Shares	Value
Karex Bhd	688,000	$ 78,248
Kossan Rubber Industries	180,900	189,983
KPJ Healthcare Bhd	3,591,572	903,868
Lafarge Malaysia Bhd (a)	245,100	107,352
Magnum Bhd	1,299,300	613,100
Mah Sing Group Bhd	707,300	156,607
Malaysia Building Society Bhd	1,741,948	387,802
Malaysian Pacific Industries Bhd	71,600	172,394
Malaysian Resources Corp. Bhd	2,641,000	393,035
My EG Services Bhd	2,086,250	492,219
Padini Holdings Bhd	548,400	465,792
Pavilion Real Estate Investment Trust	1,069,800	424,555
Petron Malaysia Refining & Marketing Bhd	10,800	16,386
Pos Malaysia Bhd	659,500	274,492
PureCircle, Ltd. (a)(c)	59,765	194,668
Sapura Energy Bhd (a)	2,879,300	202,056
Scientex Bhd	193,400	414,178
Serba Dinamik Holdings Bhd	196,700	179,922
SKP Resources Bhd	216,900	55,111
Sunway Real Estate Investment Trust	2,218,300	928,653
Supermax Corp. Bhd	233,900	196,968
TIME dotCom Bhd	241,700	473,750
UEM Sunrise Bhd	1,102,200	177,366
UMW Holdings Bhd	360,000	476,515
Unisem M Bhd	434,200	344,628
UOA Development Bhd	1,594,700	818,092
Velesto Energy Bhd (a)	2,007,715	87,450
ViTrox Corp. Bhd	95,200	144,902
VS Industry Bhd	1,720,900	303,994
WCT Holdings Bhd	1,359,589	222,074
Yinson Holdings Bhd	694,100	705,437
YNH Property Bhd	94,400	29,696
		19,805,188
MEXICO — 2.0%
Axtel SAB de CV (a)	1,516,941	228,769
Bolsa Mexicana de Valores SAB de CV	549,217	933,965
Concentradora Fibra Hotelera Mexicana SA de CV REIT (b)	492,951	249,557
Concentradora Hipotecaria SAPI de CV REIT	554,627	395,403
Consorcio ARA SAB de CV (c)	1,434,434	370,740
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(c)	719,026	382,629
Corp. Inmobiliaria Vesta SAB de CV	428,537	583,822
Credito Real SAB de CV SOFOM ER (c)	280,576	251,744
Genomma Lab Internacional SAB de CV Class B (a)(c)	657,053	389,352
Gentera SAB de CV (c)	497,009	365,430

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Grupo Aeromexico SAB de CV (a)(c)	176,305	$ 198,742
Grupo GICSA SA de CV (a)	442,007	142,744
Hoteles City Express SAB de CV (a)(c)	356,345	434,807
Industrias CH SAB de CV Class B (a)(c)	71,946	310,489
Macquarie Mexico Real Estate Management SA de CV REIT (a)(b)	699,137	628,003
Megacable Holdings SAB de CV (c)	252,345	1,129,378
PLA Administradora Industrial S de RL de CV	790,469	937,625
Prologis Property Mexico SA de CV REIT	395,576	608,617
Qualitas Controladora SAB de CV	188,056	395,043
		8,936,859
MONACO — 0.2%
Costamare, Inc.	46,246	203,020
GasLog, Ltd.	55,808	918,600
		1,121,620
PAKISTAN — 1.3%
Attock Refinery, Ltd. (a)	2,675	2,843
Bank Alfalah, Ltd.	194,150	56,776
Bank of Punjab (a)	1,227,000	105,816
Cherat Cement Co., Ltd.	106,000	53,191
DG Khan Cement Co., Ltd.	693,100	400,230
Engro Corp., Ltd.	249,000	522,182
Engro Fertilizers, Ltd.	513,500	255,455
Fauji Cement Co., Ltd.	307,500	46,369
Fauji Fertilizer Bin Qasim, Ltd.	73,000	19,602
Fauji Fertilizer Co., Ltd.	293,500	196,336
Habib Bank, Ltd.	363,200	315,183
Hascol Petroleum, Ltd.	75,000	80,187
Hub Power Co. Ltd	431,000	266,394
International Industries, Ltd.	98,900	109,766
International Steels, Ltd.	221,900	105,147
K-Electric, Ltd. (a)	500,000	21,398
Kot Addu Power Co., Ltd.	173,500	61,938
Lucky Cement, Ltd.	158,700	496,989
Maple Leaf Cement Factory, Ltd.	593,900	173,934
Mari Petroleum Co., Ltd.	4,048	36,043
MCB Bank, Ltd.	219,100	305,556
Millat Tractors, Ltd.	12,340	73,968
National Bank of Pakistan (a)	163,000	49,358
National Refinery, Ltd.	16,200	33,355
Pak Elektron, Ltd.	171,500	30,766
Pakistan Oilfields, Ltd.	79,080	242,037
Pakistan State Oil Co., Ltd.	486,957	790,884
Searle Co. Ltd	19,895	35,202
SUI Northern Gas Pipeline	811,400	450,537
SUI Southern Gas Co., Ltd. (a)	159,000	26,462
TRG Pakistan (a)	250,000	40,166
Security Description	Shares	Value
United Bank, Ltd.	266,600	$ 235,561
		5,639,631
PERU — 0.3%
Ferreycorp SAA	1,579,144	1,187,221
PHILIPPINES — 1.2%
Cebu Air, Inc.	455,008	633,386
CEMEX Holdings Philippines, Inc. (a)(b)	1,662,105	60,055
Cirtek Holdings Philippines Corp.	266,700	156,972
Cosco Capital, Inc.	6,028,000	769,190
D&L Industries, Inc.	5,381,000	1,123,579
DoubleDragon Properties Corp. (a)	477,100	161,861
First Gen Corp.	1,592,100	604,928
First Philippine Holdings Corp.	378,360	465,890
Integrated Micro-Electronics, Inc.	782,800	157,796
MacroAsia Corp.	186,810	60,393
Manila Water Co., Inc.	1,108,200	595,353
Megawide Construction Corp.	589,200	207,287
Melco Resorts And Entertainment Philippines Corp. (a)(e)	664,300	91,588
Nickel Asia Corp.	5,982,680	250,298
PXP Energy Corp. (a)	565,200	163,374
SM Prime Holdings, Inc.	1	1
Travellers International Hotel Group, Inc. (a)	333,000	33,626
		5,535,577
POLAND — 1.6%
11 bit studios SA (a)	1,733	112,558
Asseco Poland SA	94,666	1,162,174
Boryszew SA (a)	92,394	115,592
Budimex SA	7,936	239,976
Ciech SA	53,000	624,982
Enea SA (a)	139,996	368,925
Energa SA (a)	200,591	475,748
EPP NV	173,826	226,572
Eurocash SA	91,872	430,411
Getin Noble Bank SA (a)	336,139	33,106
Grupa Azoty SA	45,047	373,878
Grupa Kety SA	9,053	792,823
KRUK SA	15,987	666,843
LC Corp. SA	296,109	193,110
Lubelski Wegiel Bogdanka SA (a)	11,211	153,091
Orange Polska SA (a)	242,957	309,779
PKP Cargo SA (a)	18,571	217,014
PLAY Communications SA (b)	56,664	313,732
PlayWay SA	4,190	150,569
Tauron Polska Energia SA (a)	645,562	376,331
		7,337,214
QATAR — 0.4%
Aamal Co.	28,963	70,314
Al Meera Consumer Goods Co. QSC	13,232	537,820

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Gulf International Services QSC (a)	46,612	$ 217,619
Gulf Warehousing Co.	17,783	187,878
Medicare Group	18,256	316,362
Qatar First Bank (a)	289,899	324,830
United Development Co. QSC	59,317	240,282
		1,895,105
RUSSIA — 1.0%
Aeroflot PJSC	424,716	619,939
Etalon Group PLC GDR	121,189	197,538
Globaltrans Investment PLC GDR	113,976	1,032,623
LSR Group PJSC GDR	220,809	370,518
M. Video PJSC (a)	58,926	348,855
QIWI PLC ADR (a)(c)	42,687	603,594
Ros Agro PLC GDR	45,633	520,216
Sistema PJSC FC GDR	154,229	357,811
TMK PJSC GDR	85,474	275,226
		4,326,320
SINGAPORE — 0.2%
Asian Pay Television Trust	1,575,600	146,809
Aslan Pharmaceuticals, Ltd. (a)	86,000	70,648
Grindrod Shipping Holdings, Ltd. (a)	13,877	72,699
SIIC Environment Holdings, Ltd. (c)	1,198,360	241,782
Silverlake Axis, Ltd.	971,100	295,676
SingAsia Holdings, Ltd. (a)	250,000	201,166
		1,028,780
SOUTH AFRICA — 7.1%
Adcock Ingram Holdings, Ltd.	158,803	688,864
Advtech, Ltd.	492,288	513,335
AECI, Ltd.	96,255	558,794
African Oxygen, Ltd.	91,706	175,316
African Rainbow Minerals, Ltd.	72,416	716,609
Alexander Forbes Group Holdings, Ltd.	891,391	318,509
Arrowhead Properties, Ltd. Class A, REIT (c)	1,262,237	352,742
Ascendis Health, Ltd. (a)	112,336	32,486
Astral Foods, Ltd.	21,458	238,566
Attacq, Ltd.	520,061	533,257
Barloworld, Ltd.	130,348	1,043,328
Blue Label Telecoms, Ltd. (a)	454,563	170,955
Brait SE (a)(c)	204,467	426,417
Cashbuild, Ltd.	13,313	271,165
City Lodge Hotels, Ltd.	22,339	195,887
Coronation Fund Managers, Ltd.	214,049	615,289
Curro Holdings, Ltd. (a)(c)	203,409	360,720
DataTec, Ltd.	317,034	602,993
Delta Property Fund, Ltd. REIT	289,972	90,711
Dis-Chem Pharmacies, Ltd. (b)(c)	379,443	764,689
Distell Group Holdings, Ltd.	56,466	421,581
Emira Property Fund, Ltd. REIT	684,877	704,635
EOH Holdings, Ltd. (a)	54,965	117,763
Equites Property Fund, Ltd. REIT	211,216	284,264
Security Description	Shares	Value
Famous Brands, Ltd. (a)(c)	74,279	$ 504,694
Grindrod, Ltd. (a)	539,470	230,639
Harmony Gold Mining Co., Ltd. (a)	301,831	528,755
Hosken Consolidated Investments, Ltd.	103,212	889,697
Hudaco Industries, Ltd.	19,470	189,868
Hyprop Investments, Ltd. REIT	131,440	744,690
Impala Platinum Holdings, Ltd. (a)	529,198	1,349,391
Invicta Holdings, Ltd.	33,823	81,824
JSE, Ltd.	113,467	1,305,916
KAP Industrial Holdings, Ltd.	1,407,373	793,451
Lewis Group, Ltd.	59,245	144,107
Libstar Holdings, Ltd. (a)	375,742	182,843
Long4Life, Ltd.	584,850	184,989
Massmart Holdings, Ltd.	57,561	414,231
Metair Investments, Ltd.	167,073	226,481
MMI Holdings, Ltd. (a)	312,049	371,595
Montauk Holdings, Ltd.	1	6
Motus Holdings, Ltd. (a)	69,902	427,673
Mpact, Ltd.	247,030	360,799
Murray & Roberts Holdings, Ltd.	160,778	161,504
Nampak, Ltd. (a)	561,561	540,676
Net 1 UEPS Technologies, Inc. (a)(c)	67,990	318,873
Northam Platinum, Ltd. (a)	337,006	1,013,478
Omnia Holdings, Ltd.	62,295	365,932
Pioneer Foods Group, Ltd.	77,948	457,501
PPC, Ltd. (a)	1,065,936	437,193
Raubex Group, Ltd.	139,375	164,712
Rebosis Property Fund, Ltd. REIT (c)	487,792	91,217
Resilient REIT, Ltd.	240,759	953,998
Reunert, Ltd.	203,455	1,001,646
Rhodes Food Group Pty, Ltd. (c)	109,140	135,884
Royal Bafokeng Platinum, Ltd. (a)	99,543	183,239
SA Corporate Real Estate, Ltd. REIT	2,941,547	687,077
Sibanye Gold, Ltd. (a)(c)	1,213,381	845,191
Stadio Holdings, Ltd. (a)	186,175	45,169
Steinhoff International Holdings NV (a)	3,319,920	396,960
Sun International, Ltd. (a)	119,953	525,342
Super Group, Ltd. (a)	431,216	1,017,412
Telkom SA SOC, Ltd.	117,766	518,138
Tongaat Hulett, Ltd.	103,893	402,933
Transaction Capital, Ltd. (c)	182,036	215,254
Trencor, Ltd.	109,831	217,982
Tsogo Sun Holdings, Ltd.	227,283	338,594
Vukile Property Fund, Ltd. REIT	718,320	996,210
Wilson Bayly Holmes-Ovcon, Ltd.	75,586	694,803
Zeder Investments, Ltd.	610,423	189,683
		32,047,125
TAIWAN — 28.8%
AcBel Polytech, Inc.	919,000	565,088

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Accton Technology Corp. (c)	434,341	$ 1,393,305
A-DATA Technology Co., Ltd.	245,652	318,084
Adlink Technology, Inc.	171,625	176,723
Advanced Ceramic X Corp.	59,642	475,397
Advanced Lithium Electrochemistry Cayman Co., Ltd. (a)	91,000	56,103
Advanced Wireless Semiconductor Co.	34,000	52,985
AGV Products Corp. (a)	1,828,414	407,478
Airtac International Group (c)	101,000	987,426
Alchip Technologies, Ltd.	54,000	121,222
Alpha Networks, Inc.	454,513	244,728
Altek Corp.	213,516	171,580
AmTRAN Technology Co., Ltd. (a)	922,717	337,722
Arcadyan Technology Corp.	212,172	516,331
Ardentec Corp.	104,000	87,972
Asia Optical Co., Inc.	212,540	457,759
Asia Pacific Telecom Co., Ltd. (a)	1,311,000	294,300
Asia Polymer Corp.	939,489	400,407
ASMedia Technology, Inc.	17,000	276,540
ASPEED Technology, Inc.	17,000	325,211
Aten International Co., Ltd.	217,000	614,211
AURAS Technology Co., Ltd.	24,000	76,442
Aurora Corp.	12,000	37,635
Bank of Kaohsiung Co., Ltd.	99,000	29,374
Basso Industry Corp.	110,800	164,017
BES Engineering Corp.	2,621,356	607,218
Brighton-Best International Taiwan, Inc.	176,000	192,394
Brogent Technologies, Inc.	6,000	36,406
Capital Securities Corp.	2,243,771	653,341
Career Technology MFG. Co., Ltd. (c)	395,060	334,818
Casetek Holdings, Ltd.	137,820	176,439
Cathay Real Estate Development Co., Ltd.	863,332	560,350
Center Laboratories, Inc. (a)	248,507	549,776
Century Iron & Steel Industrial Co., Ltd.	80,000	169,177
Chang Wah Electromaterials, Inc.	78,419	345,700
Charoen Pokphand Enterprise	315,675	546,374
Chaun-Choung Technology Corp.	17,000	76,325
Cheng Loong Corp.	1,245,128	755,495
Cheng Mei Materials Technology Corp. (a)	93,000	26,626
Cheng Uei Precision Industry Co., Ltd.	396,915	306,044
Chia Hsin Cement Corp.	115,000	50,883
Chicony Electronics Co., Ltd.	481,656	980,957
Chilisin Electronics Corp.	131,455	335,726
China Airlines, Ltd.	732,000	261,964
China Bills Finance Corp.	978,394	436,087
China Chemical & Pharmaceutical Co., Ltd.	664,000	391,008
China General Plastics Corp.	85,000	60,839
Security Description	Shares	Value
China Man-Made Fiber Corp.	2,125,162	$ 705,230
China Motor Corp.	797,000	630,091
China Petrochemical Development Corp. (a)	2,170,575	773,263
China Steel Chemical Corp.	177,000	788,919
Chin-Poon Industrial Co., Ltd.	310,000	363,585
Chipbond Technology Corp.	629,000	1,268,764
ChipMOS Techinologies, Inc.	272,875	231,709
Chong Hong Construction Co., Ltd.	269,275	676,319
Chunghwa Precision Test Tech Co., Ltd.	11,000	186,095
Cleanaway Co., Ltd.	29,000	157,091
Clevo Co. (a)	532,265	527,295
CMC Magnetics Corp. (a)	1,235,788	269,375
Compeq Manufacturing Co., Ltd.	1,019,000	656,414
Concraft Holding Co., Ltd.	29,000	92,839
Coretronic Corp.	459,652	569,013
CSBC Corp. Taiwan (a)(c)	172,414	142,477
CTCI Corp.	676,000	976,491
Cub Elecparts, Inc.	61,900	485,340
CyberTAN Technology, Inc.	518,210	259,636
Darfon Electronics Corp.	130,000	166,005
Darwin Precisions Corp.	384,576	200,815
D-Link Corp. (a)	991,054	388,529
Dynapack International Technology Corp.	173,000	253,278
E Ink Holdings, Inc.	718,000	704,288
Egis Technology, Inc.	49,000	320,428
Elan Microelectronics Corp.	317,029	775,631
Elite Advanced Laser Corp.	90,600	193,657
Elite Material Co., Ltd.	262,782	561,694
Elite Semiconductor Memory Technology, Inc.	304,674	297,864
eMemory Technology, Inc.	62,000	528,484
Ennoconn Corp.	38,000	301,656
Epistar Corp.	937,572	780,878
Eternal Materials Co., Ltd.	1,124,805	858,141
Evergreen Marine Corp. Taiwan, Ltd.	1,261,340	488,335
Everlight Chemical Industrial Corp.	551,304	291,463
Everlight Electronics Co., Ltd.	638,503	613,845
Excelliance Mos Corp.	8,000	27,329
Excelsior Medical Co., Ltd. (c)	168,403	252,026
Far Eastern Department Stores, Ltd.	867,490	443,101
Far Eastern International Bank	3,485,314	1,133,915
Faraday Technology Corp.	279,385	384,487
Farglory Land Development Co., Ltd.	226,464	254,189
Feng Hsin Steel Co., Ltd.	469,270	893,135
Firich Enterprises Co., Ltd. (a)	202,575	247,806
FLEXium Interconnect, Inc.	278,099	674,053
FocalTech Systems Co., Ltd. (a)	37,000	32,201
Formosa Taffeta Co., Ltd.	969,000	1,089,207
Formosan Rubber Group, Inc.	345,610	175,408

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Fulgent Sun International Holding Co., Ltd.	31,000	$ 47,957
Gamania Digital Entertainment Co., Ltd. (a)	38,000	92,722
Gemtek Technology Corp.	445,234	332,437
Genius Electronic Optical Co., Ltd.	64,000	385,204
Getac Technology Corp.	41,000	53,623
Giant Manufacturing Co., Ltd.	210,000	987,247
Gigabyte Technology Co., Ltd.	481,000	629,085
Gigastorage Corp. (a)	391,114	94,289
Ginko International Co., Ltd.	39,000	268,357
Global PMX Co., Ltd.	13,000	46,101
Global Unichip Corp.	88,669	594,261
Gloria Material Technology Corp.	556,909	300,767
Gold Circuit Electronics, Ltd. (a)	113,000	48,160
Goldsun Building Materials Co., Ltd.	1,841,041	500,735
Gourmet Master Co., Ltd.	82,644	553,882
Grand Pacific Petrochemical	867,000	616,324
Grape King Bio, Ltd.	111,000	687,949
Great Wall Enterprise Co., Ltd.	933,777	1,017,716
Hannstar Board Corp.	196,000	145,707
HannStar Display Corp.	2,286,599	523,722
HannsTouch Solution, Inc. (a)	631,511	152,859
Highwealth Construction Corp.	759,730	1,112,270
Himax Technologies, Inc. ADR (c)	103,111	353,671
HLJ Technology Co., Ltd. (a)	39,671	116,521
Ho Tung Chemical Corp.	1,591,351	336,525
Holtek Semiconductor, Inc.	20,000	37,935
Holy Stone Enterprise Co., Ltd.	104,000	351,889
Hota Industrial Manufacturing Co., Ltd.	212,680	833,781
Hsin Kuang Steel Co., Ltd.	144,000	145,701
HTC Corp. (a)	557,000	640,594
Hu Lane Associate, Inc.	13,000	34,724
Huaku Development Co., Ltd.	313,260	694,050
Huang Hsiang Construction Corp.	300,484	249,776
Hung Sheng Construction, Ltd.	103,000	85,618
Ibase Technology, Inc.	356,817	452,740
Ichia Technologies, Inc. (a)	358,000	150,831
International CSRC Investment Holdings Co.	740,175	937,952
Iron Force Industrial Co., Ltd.	83,000	210,086
ITE Technology, Inc.	475,887	470,669
ITEQ Corp.	103,000	167,551
Jess-Link Products Co., Ltd.	197,230	172,288
Jih Sun Financial Holdings Co., Ltd.	1,912,995	537,732
KEE TAI Properties Co., Ltd.	990,076	397,808
Kenda Rubber Industrial Co., Ltd.	692,247	657,631
Kerry TJ Logistics Co., Ltd.	227,000	262,176
King Slide Works Co., Ltd.	62,000	645,476
King Yuan Electronics Co., Ltd.	1,194,656	903,659
King's Town Bank Co., Ltd.	1,151,000	1,080,338
Kinpo Electronics	1,868,371	613,936
Security Description	Shares	Value
Kinsus Interconnect Technology Corp.	320,030	$ 453,958
Kuoyang Construction Co., Ltd.	1,012,138	405,026
LCY Chemical Corp.	616,862	1,057,638
Lien Hwa Industrial Corp.	847,600	817,625
Lingsen Precision Industries, Ltd.	800,694	234,709
Lite-On Semiconductor Corp.	26,000	22,754
Long Bon International Co., Ltd.	73,000	41,681
Long Chen Paper Co., Ltd. (c)	617,000	286,048
Longwell Co.	228,000	231,434
Lotes Co., Ltd.	75,000	516,072
Lotus Pharmaceutical Co., Ltd. (a)	34,000	81,966
Lumax International Corp., Ltd.	185,322	376,830
Lung Yen Life Service Corp.	194,000	354,713
Machvision, Inc.	23,000	275,368
Macroblock, Inc.	9,000	26,558
Makalot Industrial Co., Ltd.	164,070	907,437
Medigen Biotechnology Corp. (a)	90,000	131,909
Mercuries & Associates Holding, Ltd.	621,096	360,691
Merida Industry Co., Ltd.	208,000	933,858
Merry Electronics Co., Ltd. (c)	153,000	612,259
Microbio Co., Ltd. (a)	521,723	213,870
MIN AIK Technology Co., Ltd.	200,800	95,380
Mirle Automation Corp.	303,331	414,481
Mitac Holdings Corp.	856,939	687,235
Motech Industries, Inc. (a)	438,728	121,326
Nan Kang Rubber Tire Co., Ltd.	827,204	695,684
Nan Liu Enterprise Co., Ltd.	7,000	35,527
Nan Ya Printed Circuit Board Corp. (a)	73,000	80,275
Nanoplus, Ltd.	30,532	26,323
Nantex Industry Co., Ltd.	717,504	648,945
Nichidenbo Corp.	82,000	141,126
OBI Pharma, Inc. (a)	121,000	616,082
OptoTech Corp.	304,000	179,510
Orient Semiconductor Electronics, Ltd. (a)	357,704	137,323
Oriental Union Chemical Corp.	715,500	600,576
Pan Jit International, Inc. (a)	236,000	195,406
Pan-International Industrial Corp.	501,539	323,895
Panion & BF Biotech, Inc.	51,000	138,546
Parade Technologies, Ltd.	65,000	909,328
PChome Online, Inc. (a)	87,670	360,811
PharmaEngine, Inc.	106,197	390,417
PharmaEssentia Corp. (a)	103,000	584,751
Pharmally International Holding Co., Ltd.	30,000	148,355
Phihong Technology Co., Ltd. (a)	89,000	30,837
Phison Electronics Corp.	93,000	689,853
Phytohealth Corp. (a)	460,511	271,180
Pixart Imaging, Inc.	108,060	307,266
Polaris Group/Tw (a)	51,251	50,272
Posiflex Technology, Inc.	13,000	42,506
Poya International Co., Ltd.	46,300	476,753
President Securities Corp.	1,362,943	509,934

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Primax Electronics, Ltd.	413,000	$ 583,819
Prince Housing & Development Corp.	1,820,996	604,293
Promate Electronic Co., Ltd.	375,000	345,268
Prosperity Dielectrics Co., Ltd.	66,000	128,620
Qisda Corp.	1,462,641	937,438
Radiant Opto-Electronics Corp.	421,331	1,158,294
Radium Life Tech Co., Ltd. (a)	956,810	428,023
Rexon Industrial Corp., Ltd.	114,000	265,185
Ritek Corp. (a)	1,235,644	434,166
Roo Hsing Co., Ltd. (a)	79,000	37,011
Ruentex Development Co., Ltd.	482,800	702,909
Ruentex Industries, Ltd.	318,000	813,183
Samebest Co., Ltd.	6,000	26,353
Sampo Corp.	689,221	311,682
Sanyang Motor Co., Ltd.	828,945	539,379
ScinoPharm Taiwan, Ltd.	509,500	400,313
SDI Corp.	56,000	125,529
Senao International Co., Ltd.	164,911	187,783
Sercomm Corp.	239,000	499,196
Shin Zu Shing Co., Ltd.	72,000	197,235
Shinkong Insurance Co., Ltd.	405,841	460,808
Shinkong Synthetic Fibers Corp.	2,362,796	887,865
ShunSin Technology Holding, Ltd.	5,000	12,851
Shuttle, Inc. (a)(c)	73,000	26,600
Sigurd Microelectronics Corp.	758,694	667,686
Silicon Integrated Systems Corp. (a)	936,299	285,121
Simplo Technology Co., Ltd.	167,277	1,131,978
Sinbon Electronics Co., Ltd.	340,444	917,095
Sinmag Equipment Corp.	75,271	273,049
Sino-American Silicon Products, Inc. (a)	445,058	886,149
Sinon Corp.	860,662	469,014
Sinphar Pharmaceutical Co., Ltd.	423,879	266,157
Sinyi Realty, Inc.	671,828	642,605
Sirtec International Co., Ltd.	38,000	31,278
Sitronix Technology Corp.	71,000	232,147
Soft-World International Corp.	103,848	224,339
Sporton International, Inc.	12,000	55,243
St Shine Optical Co., Ltd.	37,000	647,623
Standard Foods Corp.	232,000	375,131
Sunny Friend Environmental Technology Co., Ltd.	24,000	158,506
Sunonwealth Electric Machine Industry Co., Ltd.	44,000	53,109
Superalloy Industrial Co., Ltd.	121,051	208,887
Swancor Holding Co., Ltd. (a)	26,000	58,789
Symtek Automation Asia Co., Ltd.	23,000	45,570
Systex Corp.	299,000	598,253
TA Chen Stainless Pipe (c)	579,493	792,780
TA-I Technology Co., Ltd.	62,000	102,671
Taichung Commercial Bank Co., Ltd.	2,872,857	953,351
TaiDoc Technology Corp.	7,000	40,196
Taiflex Scientific Co., Ltd.	319,699	353,638
TaiMed Biologics, Inc. (a)	112,000	603,052
Security Description	Shares	Value
Taimide Tech, Inc.	31,000	$ 44,477
Tainan Spinning Co., Ltd.	1,656,105	643,864
Taisun Enterprise Co., Ltd.	754,549	466,423
Taiwan Cogeneration Corp.	723,469	589,612
Taiwan Fertilizer Co., Ltd.	670,000	941,666
Taiwan Glass Industry Corp.	962,000	403,741
Taiwan Hon Chuan Enterprise Co., Ltd.	412,218	637,029
Taiwan Land Development Corp. (a)	885,781	234,867
Taiwan Paiho, Ltd. (c)	218,000	349,657
Taiwan PCB Techvest Co., Ltd.	38,000	34,307
Taiwan Secom Co., Ltd.	321,961	925,964
Taiwan Semiconductor Co., Ltd.	139,000	231,086
Taiwan Shin Kong Security Co., Ltd.	47,000	58,718
Taiwan Surface Mounting Technology Corp.	317,308	401,577
Taiwan Union Technology Corp.	208,000	607,685
Taiyen Biotech Co., Ltd.	394,979	382,938
TBI Motion Technology Co., Ltd.	57,000	109,412
TCI Co., Ltd.	54,435	919,145
Teco Electric and Machinery Co., Ltd.	1,807,000	1,025,869
Test Rite International Co., Ltd.	506,896	371,056
Thye Ming Industrial Co., Ltd.	294,218	290,992
Ton Yi Industrial Corp.	739,000	292,119
Tong Hsing Electronic Industries, Ltd.	143,327	501,274
Tong Yang Industry Co., Ltd.	420,872	504,575
Topco Scientific Co., Ltd.	305,299	691,311
Toung Loong Textile Manufacturing	26,000	32,482
TPK Holding Co., Ltd.	233,000	366,135
Transcend Information, Inc.	210,484	457,440
Tripod Technology Corp.	435,353	1,130,272
TSEC Corp. (a)	132,000	27,914
TSRC Corp.	705,028	620,458
TTY Biopharm Co., Ltd.	226,436	563,567
Tung Ho Steel Enterprise Corp.	691,258	427,299
Tung Kai Technology Engineering Co., Ltd. (a)	7,000	7,641
TXC Corp.	480,120	506,097
Tycoons Group Enterprise (a)	160,000	34,720
U-Ming Marine Transport Corp.	445,000	466,905
Unimicron Technology Corp.	1,116,000	809,669
Unitech Printed Circuit Board Corp.	165,240	73,381
United Integrated Services Co., Ltd.	35,000	102,141
United Renewable Energy Co., Ltd. (a)	2,186,832	557,078
Unity Opto Technology Co., Ltd. (a)	715,307	211,774
Universal Cement Corp.	49,000	30,130
Unizyx Holding Corp. (a)	536,694	219,134
UPC Technology Corp.	989,498	373,432

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
USI Corp.	1,572,590	$ 608,837
Visual Photonics Epitaxy Co., Ltd.	201,371	423,222
Voltronic Power Technology Corp.	42,000	733,774
Wafer Works Corp.	501,418	546,491
Wan Hai Lines, Ltd.	1,084,320	562,674
Waterland Financial Holdings Co., Ltd.	2,299,289	712,894
Wei Chuan Foods Corp. (a)	630,899	456,697
Wistron NeWeb Corp.	280,249	728,500
Wiwynn Corp.	46,896	422,624
WT Microelectronics Co., Ltd.	496,090	626,225
WUS Printed Circuit Co., Ltd. (a)	368,750	172,756
XinTec, Inc. (a)	80,000	88,493
Xxentria Technology Materials Corp.	78,000	170,023
Yang Ming Marine Transport Corp. (a)(c)	639,970	183,223
Yeong Guan Energy Technology Group Co., Ltd.	92,000	149,956
YFY, Inc.	1,812,941	663,552
Yieh Phui Enterprise Co., Ltd.	1,283,771	430,193
Young Optics, Inc. (a)	59,000	140,508
Yulon Finance Corp	224,000	660,260
Yulon Motor Co., Ltd.	384,000	227,374
Yungtay Engineering Co., Ltd.	405,000	780,037
Zenitron Corp.	429,348	293,337
Zhen Ding Technology Holding, Ltd.	460,000	1,200,247
Zhong Yang Technology Co., Ltd.	10,000	28,337
Zinwell Corp.	534,674	351,382
		129,744,989
THAILAND — 4.8%
Ananda Development PCL NVDR	1,138,000	113,241
Bangkok Airways PCL NVDR	463,200	165,022
Bangkok Chain Hospital PCL NVDR	463,500	237,729
Bangkok Land PCL NVDR	15,461,800	717,055
Bangkok Life Assurance PCL NVDR	193,200	155,759
Beauty Community PCL	2,479,300	498,754
BEC World PCL NVDR (a)	1,096,100	162,261
Carabao Group PCL Class F	442,362	417,771
Central Plaza Hotel PCL NVDR	835,902	1,026,907
Chularat Hospital PCL NVDR	7,887,500	465,111
CPN Retail Growth Leasehold REIT	1,447,800	1,133,873
Do Day Dream PCL NVDR	100,800	58,201
Dynasty Ceramic PCL NVDR	4,051,820	243,906
Erawan Group PCL NVDR	758,400	146,742
Esso Thailand PCL NVDR	1,487,267	465,913
GFPT PCL	310,900	114,582
Grand Canal Land PCL NVDR	628,700	60,244
Group Lease PCL NVDR (a)	175,800	28,886
Gunkul Engineering PCL NVDR	6,603,070	567,832
Hana Microelectronics PCL NVDR	307,500	311,655
Security Description	Shares	Value
Ichitan Group PCL NVDR	438,863	$ 40,166
IMPACT Growth Real Estate Investment Trust	314,400	183,464
Inter Far East Energy Corp. NVDR (a)(d)	283,900	—
International Engineering PCL (a)(d)	63,855,934	—
Jasmine International PCL NVDR	2,945,325	403,444
JMT Network Services PCL NVDR	467,600	160,845
KCE Electronics PCL NVDR	811,300	654,073
Kiatnakin Bank PCL NVDR	130,000	264,512
LPN Development PCL NVDR	924,200	178,822
Major Cineplex Group PCL NVDR	1,095,000	692,783
MBK PCL NVDR	264,400	167,280
Mega Lifesciences PCL	170,000	150,107
MK Restaurants Group PCL NVDR	461,331	1,059,106
Origin Property PCL NVDR	749,450	151,916
Precious Shipping PCL (a)	628,000	166,837
Pruksa Holding PCL NVDR	1,378,431	732,397
PTG Energy PCL NVDR	813,000	214,736
Siamgas & Petrochemicals PCL NVDR	445,200	116,222
Singha Estate PCL NVDR (a)	1,711,200	162,921
Sino-Thai Engineering & Construction PCL NVDR (a)	1,317,700	825,586
Sri Trang Agro-Industry PCL NVDR	1,036,680	448,931
Srisawad Corp. PCL NVDR	785,782	1,086,001
Supalai PCL NVDR	1,097,300	613,356
Super Energy Corp. PCL NVDR (a)	2,963,800	48,244
Taokaenoi Food & Marketing PCL NVDR	358,000	88,510
Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	1,905,700	1,153,019
Thai Airways International PCL NVDR (a)	910,900	338,510
Thai Vegetable Oil PCL NVDR	479,100	389,931
Thaicom PCL NVDR	214,906	39,932
Thanachart Capital PCL NVDR	150,000	229,192
Thonburi Healthcare Group PCL NVDR	102,800	104,189
Thoresen Thai Agencies PCL	3,255,006	519,841
Tipco Asphalt PCL NVDR	983,900	438,162
Tisco Financial Group PCL NVDR	148,800	357,604
TPI Polene PCL	1,014,000	61,662
TPI Polene Power PCL NVDR	4,574,800	793,846
Vibhavadi Medical Center PCL NVDR	2,577,100	158,299
WHA Corp. PCL NVDR	10,145,030	1,333,560

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Workpoint Entertainment PCL NVDR	166,800	$ 119,362
		21,738,812
TURKEY — 2.3%
Aksa Akrilik Kimya Sanayii A/S	102,903	144,299
Albaraka Turk Katilim Bankasi A/S	519,500	119,136
Anadolu Efes Biracilik Ve Malt Sanayii A/S	119,534	462,866
Arcelik A/S	143,511	425,955
Aygaz A/S	129,218	275,201
Bera Holding A/S (a)	205,052	79,401
Coca-Cola Icecek A/S	43,754	253,975
Dogan Sirketler Grubu Holding A/S (a)(c)	258,956	49,650
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT (c)	1,125,310	317,293
Enerjisa Enerji AS (b)	240,533	230,590
Is Gayrimenkul Yatirim Ortakligi A/S REIT	1,267,988	257,416
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (a)	1,185,271	485,703
Koza Altin Isletmeleri A/S (a)	58,130	560,550
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	189,883	257,703
Mavi Giyim Sanayi Ve Ticaret AS Class B (b)	36,717	222,377
Migros Ticaret A/S (a)	127,519	357,156
MLP Saglik Hizmetleri AS (a)(b)	124,445	250,298
NET Holding A/S (a)	296,638	109,290
Pegasus Hava Tasimaciligi A/S (a)	43,526	187,525
Petkim Petrokimya Holding A/S	539,616	511,225
Sasa Polyester Sanayi A/S (a)	95,780	147,454
Soda Sanayii A/S	222,323	296,715
Sok Marketler Ticaret AS (a)	182,670	369,124
TAV Havalimanlari Holding A/S	119,345	536,614
Tekfen Holding A/S	216,425	842,934
Tofas Turk Otomobil Fabrikasi A/S	73,490	233,459
Trakya Cam Sanayii A/S	244,254	139,117
Turk Telekomunikasyon A/S (a)	368,978	270,497
Turk Traktor ve Ziraat Makineleri A/S	24,533	160,943
Turkiye Halk Bankasi A/S	349,028	460,568
Turkiye Sinai Kalkinma Bankasi A/S	1,060,750	161,508
Turkiye Vakiflar Bankasi TAO Class D	610,509	447,562
Ulker Biskuvi Sanayi A/S	110,805	305,553
Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S (a)	36,152	30,376
Yazicilar Holding A/S Class A	97,686	188,031
Zorlu Enerji Elektrik Uretim A/S (a)	856,265	197,975
		10,346,039
Security Description	Shares	Value
UNITED ARAB EMIRATES — 0.6%
Air Arabia PJSC	1,817,424	$ 504,682
Al Waha Capital PJSC	1,078,999	587,506
Amanat Holdings PJSC	737,126	230,781
Arabtec Holding PJSC	779,863	403,398
DXB Entertainments PJSC (a)	2,806,479	178,024
Eshraq Properties Co. PJSC (a)	1,684,490	210,954
RAK Properties PJSC	2,706,813	364,775
		2,480,120
UNITED KINGDOM — 0.0% (g)
Pan African Resources PLC (a)	1,293,931	143,920
UNITED STATES — 0.3%
Bizlink Holding, Inc. (c)	94,764	690,605
IntelliEPI, Inc.	6,000	10,717
Luxoft Holding, Inc. (a)	25,942	789,156
Senhwa Biosciences, Inc. (a)	12,000	28,109
		1,518,587
TOTAL COMMON STOCKS (Cost $568,093,647)		449,687,675

WARRANTS — 0.0% (g)
MALAYSIA — 0.0% (g)
Datasonic Group Bhd (expiring 7/5/23) (a)	565,200	10,258
THAILAND — 0.0% (g)
International Engineering PCL (expiring 5/22/19) (a) (d)	13,635,806	—
TOTAL WARRANTS (Cost $0)		10,258
RIGHTS — 0.0% (g)
BRAZIL — 0.0% (g)
Marcopolo SA (expiring 1/18/19) (a)	12,108	2,687
Oi SA (a) (e)	2,257,326	5,824
(Cost $277,543)		8,511
MALAYSIA — 0.0% (g)
Sapura Energy Bhd (expiring 1/16/19) (a) (d)	1,151,720	—
Sapura Energy Bhd (expiring 1/16/19) (a) (e)	4,798,834	—
(Cost $0)		0
TOTAL RIGHTS (Cost $277,543)		8,511
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (h) (i)	284,207	284,207

See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (h) (j)	11,663,121	$ 11,663,121
TOTAL SHORT-TERM INVESTMENTS (Cost $11,947,328)		11,947,328
TOTAL INVESTMENTS — 102.5% (Cost $580,318,518)		461,653,772
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(11,058,299)
NET ASSETS — 100.0%		$ 450,595,473
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of December 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2018.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the security is $413,553, representing 0.1% of the Fund's net assets.
(e)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of December 31, 2018, total aggregate fair value of securities is $1,648,746 representing 0.3% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Amount is less than 0.05% of net assets.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2018.
(j)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
NVDR	= Non Voting Depositary Receipt
REIC	= Real Estate Investment Company
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$444,384,309	$4,889,813	$413,553	$449,687,675
Rights	2,687	5,824	—	8,511
Warrants	10,258	—	—	10,258
Short-Term Investments	11,947,328	—	—	11,947,328
TOTAL INVESTMENTS	$456,344,582	$4,895,637	$413,553	$461,653,772
See accompanying notes to schedule of investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$ —	$17,762,431	$17,478,224	$—	$—	284,207	$ 284,207	$ 9,997	$—
State Street Navigator Securities Lending Government Money Market Portfolio	12,167,528	12,167,528	14,535,458	15,039,865	—	—	11,663,121	11,663,121	131,696	—
Total		$12,167,528	$32,297,889	$32,518,089	$—	$—		$11,947,328	$141,693	$—
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 4.6%
BWP Trust REIT	960,483	$ 2,386,915
Charter Hall Retail REIT	637,102	2,009,368
Dexus REIT	1,948,883	14,570,780
Goodman Group REIT	3,096,506	23,172,757
GPT Group REIT	3,465,426	13,027,780
Scentre Group REIT	10,288,538	28,248,201
Vicinity Centres REIT	6,203,061	11,354,079
		94,769,880
AUSTRIA — 0.4%
CA Immobilien Anlagen AG	140,748	4,443,949
IMMOFINANZ AG (a)	179,678	4,292,836
		8,736,785
BELGIUM — 0.3%
Cofinimmo SA REIT	40,815	5,062,356
BRAZIL — 0.3%
BR Malls Participacoes SA	1,697,921	5,725,815
CANADA — 1.3%
Allied Properties Real Estate Investment Trust	97,751	3,172,005
Artis Real Estate Investment Trust	148,952	1,007,700
Boardwalk Real Estate Investment Trust	44,585	1,234,265
Canadian Apartment Properties REIT	138,717	4,499,314
Dream Office Real Estate Investment Trust	58,353	952,327
First Capital Realty, Inc.	333,616	4,604,379
H&R Real Estate Investment Trust	271,473	4,104,494
RioCan Real Estate Investment Trust	289,562	5,045,816
SmartCentres Real Estate Investment Trust	127,057	2,868,039
		27,488,339
FRANCE — 3.8%
Covivio REIT	113,407	10,915,788
Gecina SA REIT	105,887	13,678,051
Klepierre SA REIT	400,555	12,344,832
Unibail-Rodamco-Westfield (b)	1,623,324	12,228,171
Unibail-Rodamco-Westfield REIT (b)	183,125	28,344,542
		77,511,384
GERMANY — 2.7%
alstria office REIT-AG	305,965	4,267,119
Deutsche EuroShop AG	98,262	2,846,396
Deutsche Wohnen SE	685,380	31,339,680
Grand City Properties SA	202,744	4,391,980
LEG Immobilien AG	121,188	12,623,404
		55,468,579
Security Description	Shares	Value
HONG KONG — 4.0%
Hang Lung Properties, Ltd.	3,818,018	$ 7,275,805
Hongkong Land Holdings, Ltd.	2,253,400	14,196,420
Hysan Development Co., Ltd.	1,200,731	5,712,764
Link REIT	4,114,682	41,675,782
Wharf Real Estate Investment Co., Ltd.	2,227,000	13,326,132
		82,186,903
JAPAN — 12.1%
Activia Properties, Inc. REIT	1,348	5,461,295
Advance Residence Investment Corp. REIT	2,632	7,256,802
Aeon Mall Co., Ltd.	199,200	3,175,507
AEON REIT Investment Corp.	2,887	3,326,043
Daiwa House REIT Investment Corp.	3,346	7,493,161
Daiwa Office Investment Corp. REIT	597	3,759,987
Frontier Real Estate Investment Corp.	975	3,865,698
Fukuoka REIT Corp.	1,551	2,355,162
GLP J-REIT	7,471	7,619,787
Hoshino Resorts REIT, Inc.	398	1,886,342
Hulic Co., Ltd.	946,300	8,495,698
Hulic Reit, Inc.	2,151	3,340,750
Industrial & Infrastructure Fund Investment Corp. REIT	3,298	3,420,794
Invincible Investment Corp. REIT	11,067	4,559,344
Japan Excellent, Inc. REIT	2,568	3,471,124
Japan Hotel REIT Investment Corp.	7,727	5,521,550
Japan Logistics Fund, Inc. REIT	1,770	3,594,367
Japan Prime Realty Investment Corp. REIT	1,779	6,761,546
Japan Real Estate Investment Corp. REIT	2,674	15,013,298
Japan Rental Housing Investments, Inc. REIT	3,179	2,378,853
Japan Retail Fund Investment Corp. REIT	5,052	10,107,223
Kenedix Office Investment Corp. REIT	836	5,333,819
Kenedix Residential Next Investment Corp. REIT	1,709	2,605,986
Kenedix Retail REIT Corp.	988	2,242,282
Leopalace21 Corp.	468,600	1,862,185
MCUBS MidCity Investment Corp. REIT	3,185	2,519,783
Mitsui Fudosan Co., Ltd.	1,916,100	42,700,310
Mori Hills REIT Investment Corp.	3,129	3,938,522
Mori Trust Sogo Reit, Inc.	1,870	2,720,248
Nippon Building Fund, Inc. REIT	2,727	17,175,017
Nippon Prologis REIT, Inc.	4,218	8,915,410

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
NIPPON REIT Investment Corp.	871	$ 2,889,705
Nomura Real Estate Master Fund, Inc. REIT	8,342	10,979,217
Orix JREIT, Inc. REIT	5,322	8,847,767
Premier Investment Corp. REIT	2,574	2,930,252
Tokyu Fudosan Holdings Corp.	1,109,500	5,481,010
Tokyu REIT, Inc.	1,899	2,848,976
United Urban Investment Corp. REIT	5,893	9,141,764
Unizo Holdings Co., Ltd.	63,800	1,188,018
		247,184,602
LUXEMBOURG — 0.6%
Aroundtown SA	1,374,283	11,342,702
MALTA — 0.0%
BGP Holdings PLC (a)(c)	1,313,937	—
MEXICO — 0.3%
Fibra Uno Administracion SA de CV REIT	5,848,343	6,485,703
NETHERLANDS — 0.2%
Eurocommercial Properties NV	78,835	2,431,443
Wereldhave NV REIT (d)	78,104	2,427,648
		4,859,091
PHILIPPINES — 0.7%
SM Prime Holdings, Inc.	22,307,000	15,186,662
ROMANIA — 0.4%
NEPI Rockcastle PLC (d)	918,940	7,218,646
SINGAPORE — 2.9%
Ascendas Real Estate Investment Trust	4,917,820	9,272,779
CapitaLand Commercial Trust REIT	5,342,208	6,859,034
CapitaLand Mall Trust REIT	5,400,404	8,954,448
CapitaLand, Ltd.	4,825,051	11,009,471
Keppel REIT	3,504,612	2,931,224
Mapletree Commercial Trust REIT	3,639,900	4,406,335
Mapletree Industrial Trust REIT	2,434,100	3,410,955
Mapletree Logistics Trust REIT	4,563,516	4,218,657
Mapletree North Asia Commercial Trust REIT	4,087,600	3,418,829
Suntec Real Estate Investment Trust	4,322,295	5,644,670
		60,126,402
SOUTH AFRICA — 0.9%
Growthpoint Properties, Ltd. REIT	5,762,312	9,333,463
Hyprop Investments, Ltd. REIT	493,657	2,796,875
Redefine Properties, Ltd. REIT	10,434,125	7,014,111
		19,144,449
SPAIN — 0.7%
Inmobiliaria Colonial Socimi SA REIT	535,437	4,979,309
Security Description	Shares	Value
Martinsa Fadesa SA (a)(c)	178	$ —
Merlin Properties Socimi SA REIT	706,850	8,714,662
		13,693,971
SWEDEN — 1.1%
Castellum AB	527,148	9,712,506
Fabege AB	522,934	6,969,426
Hemfosa Fastigheter AB	321,751	2,536,744
Kungsleden AB	364,292	2,584,520
		21,803,196
SWITZERLAND — 1.0%
PSP Swiss Property AG	77,840	7,647,397
Swiss Prime Site AG (a)	146,602	11,830,178
		19,477,575
THAILAND — 0.3%
Central Pattana PCL NVDR	2,611,200	5,994,693
UNITED KINGDOM — 4.2%
British Land Co. PLC REIT	1,883,353	12,789,538
Capital & Counties Properties PLC	1,476,280	4,345,119
Derwent London PLC REIT	213,714	7,765,470
Grainger PLC	1,184,368	3,164,646
Great Portland Estates PLC REIT	542,211	4,551,480
Hammerson PLC REIT	1,484,750	6,228,879
Intu Properties PLC REIT (d)	1,681,512	2,428,544
Land Securities Group PLC REIT	1,450,776	14,862,963
Segro PLC REIT	1,948,977	14,610,328
Shaftesbury PLC REIT	443,706	4,693,188
Tritax Big Box REIT PLC	2,836,898	4,743,964
UNITE Group PLC REIT	506,652	5,200,891
		85,385,010
UNITED STATES — 56.7%
Acadia Realty Trust REIT	159,954	3,800,507
Alexandria Real Estate Equities, Inc. REIT	208,113	23,982,942
American Assets Trust, Inc. REIT	73,244	2,942,211
American Campus Communities, Inc. REIT	264,492	10,947,324
American Homes 4 Rent Class A, REIT	496,746	9,860,408
Apartment Investment & Management Co. Class A, REIT	300,533	13,187,388
Apple Hospitality REIT, Inc.	414,411	5,909,501
Ashford Hospitality Trust, Inc. REIT	164,429	657,716
AvalonBay Communities, Inc. REIT	267,195	46,505,290
Boston Properties, Inc. REIT	298,480	33,593,924
Braemar Hotels & Resorts, Inc. REIT	59,253	529,129

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Brandywine Realty Trust REIT	349,090	$ 4,492,788
Brixmor Property Group, Inc. REIT	578,357	8,496,064
Camden Property Trust REIT	179,909	15,840,987
CBL & Associates Properties, Inc. REIT (d)	340,126	653,042
Chatham Lodging Trust REIT	88,953	1,572,689
Chesapeake Lodging Trust REIT	117,180	2,853,333
Columbia Property Trust, Inc. REIT	231,416	4,477,900
CorePoint Lodging, Inc. REIT	75,561	925,622
Corporate Office Properties Trust REIT	211,773	4,453,586
Cousins Properties, Inc. REIT	810,317	6,401,504
CubeSmart REIT	359,548	10,315,432
DiamondRock Hospitality Co. REIT	405,813	3,684,782
Digital Realty Trust, Inc. REIT	398,739	42,485,640
Douglas Emmett, Inc. REIT	311,613	10,635,352
Duke Realty Corp. REIT	692,129	17,926,141
Easterly Government Properties, Inc. REIT	118,282	1,854,662
EastGroup Properties, Inc. REIT	69,653	6,389,270
Equity Commonwealth REIT	234,203	7,028,432
Equity LifeStyle Properties, Inc. REIT	173,363	16,838,748
Equity Residential REIT	712,134	47,007,965
Essex Property Trust, Inc. REIT	127,669	31,305,715
Extra Space Storage, Inc. REIT	244,458	22,118,560
Federal Realty Investment Trust REIT	142,680	16,841,947
First Industrial Realty Trust, Inc. REIT	243,568	7,029,372
Franklin Street Properties Corp. REIT	212,912	1,326,442
Front Yard Residential Corp. REIT	92,171	804,653
HCP, Inc. REIT	924,339	25,816,788
Healthcare Realty Trust, Inc. REIT	241,495	6,868,118
Hersha Hospitality Trust REIT	70,305	1,233,150
Highwoods Properties, Inc. REIT	199,559	7,720,938
Hospitality Properties Trust REIT	320,680	7,657,838
Host Hotels & Resorts, Inc. REIT	1,433,721	23,900,129
Hudson Pacific Properties, Inc. REIT	302,244	8,783,211
Independence Realty Trust, Inc. REIT	170,085	1,561,380
Invitation Homes, Inc. REIT	572,751	11,500,840
JBG SMITH Properties REIT	211,767	7,371,609
Kilroy Realty Corp. REIT	194,503	12,230,349
Kimco Realty Corp. REIT	813,495	11,917,702
Kite Realty Group Trust REIT	162,276	2,286,469
Liberty Property Trust REIT	285,392	11,952,217
Security Description	Shares	Value
Life Storage, Inc. REIT	89,908	$ 8,360,545
LTC Properties, Inc. REIT	76,920	3,206,026
Macerich Co. REIT	204,113	8,834,011
Mack-Cali Realty Corp. REIT	175,165	3,431,482
Mid-America Apartment Communities, Inc. REIT	219,888	21,043,282
National Storage Affiliates Trust REIT	109,485	2,896,973
NorthStar Realty Europe Corp. REIT	99,294	1,443,735
Paramount Group, Inc. REIT	392,996	4,936,030
Park Hotels & Resorts, Inc. REIT	388,372	10,089,905
Pebblebrook Hotel Trust REIT	246,873	6,988,975
Pennsylvania Real Estate Investment Trust (d)	124,330	738,520
Piedmont Office Realty Trust, Inc. Class A, REIT	251,939	4,293,041
Prologis, Inc. REIT	1,216,994	71,461,888
PS Business Parks, Inc. REIT	38,468	5,039,308
Public Storage REIT	289,893	58,677,242
QTS Realty Trust, Inc. Class A, REIT	98,917	3,664,875
Regency Centers Corp. REIT	327,278	19,204,673
Retail Opportunity Investments Corp. REIT	218,725	3,473,353
Retail Properties of America, Inc. Class A, REIT	414,774	4,500,298
Retail Value, Inc. REIT	29,481	754,419
Rexford Industrial Realty, Inc. REIT	178,945	5,273,509
RLJ Lodging Trust REIT	337,596	5,536,574
RPT Realty REIT	157,287	1,879,580
Ryman Hospitality Properties, Inc. REIT	98,964	6,599,909
Saul Centers, Inc. REIT	22,270	1,051,589
Senior Housing Properties Trust REIT	458,018	5,367,971
Seritage Growth Properties Class A, REIT (d)	54,538	1,763,214
Simon Property Group, Inc. REIT	598,019	100,461,212
SITE Centers Corp. REIT	282,873	3,131,404
SL Green Realty Corp. REIT	164,676	13,022,578
Summit Hotel Properties, Inc. REIT	203,157	1,976,718
Sun Communities, Inc. REIT	166,816	16,966,855
Sunstone Hotel Investors, Inc. REIT	445,218	5,792,286
Tanger Factory Outlet Centers, Inc. REIT	182,165	3,683,376
Taubman Centers, Inc. REIT	119,513	5,436,646
Tier REIT, Inc.	106,089	2,188,616
UDR, Inc. REIT	532,300	21,089,726
Universal Health Realty Income Trust REIT	25,215	1,547,445
Urban Edge Properties REIT	221,159	3,675,663
Ventas, Inc. REIT	688,945	40,365,288

See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Security Description	Shares	Value
Vornado Realty Trust REIT	334,529	$ 20,750,834
Washington Prime Group, Inc. REIT (d)	360,848	1,753,721
Washington Real Estate Investment Trust	152,549	3,508,627
Weingarten Realty Investors REIT	229,951	5,705,084
Welltower, Inc. REIT	726,078	50,397,074
Xenia Hotels & Resorts, Inc. REIT	219,645	3,777,894
		1,162,219,680
TOTAL COMMON STOCKS (Cost $2,130,101,606)		2,037,072,423

SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 2.31% (e) (f)	3,284,086	3,284,086
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	3,416,692	3,416,692
TOTAL SHORT-TERM INVESTMENTS (Cost $6,700,778)		6,700,778
TOTAL INVESTMENTS — 99.8% (Cost $2,136,802,384)		2,043,773,201
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		4,769,506
NET ASSETS — 100.0%		$ 2,048,542,707

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2018, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(d)	All or a portion of the shares of the security are on loan at December 31, 2018.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2018.
(g)	Investment of cash collateral for securities loaned.
NVDR	= Non Voting Depositary Receipt
REIT	= Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,037,072,423	$—	$ 0(a)	$2,037,072,423
Short-Term Investments	6,700,778	—	—	6,700,778
TOTAL INVESTMENTS	$2,043,773,201	$—	$ 0	$2,043,773,201
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2018.
See accompanying notes to schedule of investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/18	Value at 9/30/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/18	Value at 12/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,565,512	$ 3,565,512	$39,875,601	$40,157,027	$—	$—	3,284,086	$3,284,086	$25,665	$—
State Street Navigator Securities Lending Government Money Market Portfolio	10,956,272	10,956,272	10,271,685	17,811,265	—	—	3,416,692	3,416,692	21,049	—
Total		$14,521,784	$50,147,286	$57,968,292	$—	$—		$6,700,778	$46,714	$—
See accompanying notes to schedule of investments.

SPDR INDEX SHARES FUNDS
NOTES TO Schedules OF INVESTMENTS
December 31, 2018 (Unaudited)

Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks. Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO Schedules OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2018, are disclosed in the Schedules of Investments.
Aggregate Unrealized Appreciation and Depreciation
As of December 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR STOXX Europe 50 ETF	$ 202,442,436	$ 4,339,190	$ 42,150,065	$ (37,810,875)
SPDR EURO STOXX 50 ETF	2,833,114,388	85,159,973	579,157,915	(493,997,942)
SPDR EURO STOXX Small Cap ETF	25,968,509	442,557	4,742,385	(4,299,828)
SPDR S&P Emerging Asia Pacific ETF	404,426,565	90,016,419	76,849,136	13,167,283
SPDR S&P China ETF	871,735,421	188,446,743	183,471,799	4,974,944
SPDR MSCI China A Shares IMI ETF	3,861,377	138,567	698,137	(559,570)
SPDR Portfolio Emerging Markets ETF	2,198,890,307	58,721,008	283,811,164	(225,090,156)
SPDR S&P Emerging Markets Dividend ETF	421,097,195	22,937,152	36,041,942	(13,104,790)
SPDR Portfolio Developed World ex-US ETF	3,906,198,507	64,296,616	532,761,082	(468,464,466)
SPDR S&P International Small Cap ETF	933,080,041	55,770,580	167,201,771	(111,431,191)
SPDR Dow Jones International Real Estate ETF	2,424,429,915	200,065,572	429,467,008	(229,401,436)
SPDR S&P Global Infrastructure ETF	303,316,024	11,679,843	27,191,444	(15,511,601)
SPDR S&P Global Natural Resources ETF	1,404,869,543	34,881,457	172,884,873	(138,003,416)
SPDR S&P North American Natural Resources ETF	638,444,362	32,901,680	49,687,856	(16,786,176)
SPDR MSCI ACWI ex-US ETF	1,812,487,784	108,791,420	240,109,770	(131,318,350)
SPDR MSCI ACWI IMI ETF	153,070,661	12,687,732	10,382,529	2,305,203
SPDR MSCI ACWI Low Carbon Target ETF	126,962,003	21,696,966	12,697,191	8,999,775
SPDR MSCI EAFE Fossil Fuel Reserves Free ETF	74,240,396	2,410,152	9,182,028	(6,771,876)
SPDR MSCI Emerging Markets Fossil Fuel Reserves Free ETF	38,798,435	1,236,608	3,020,494	(1,783,886)
SPDR MSCI EAFE StrategicFactors ETF	244,136,684	6,984,295	27,866,140	(20,881,845)
SPDR MSCI Emerging Markets StrategicFactors ETF	248,101,046	23,392,643	24,790,447	(1,397,804)
SPDR MSCI World StrategicFactors ETF	29,019,519	1,636,619	3,018,695	(1,382,076)

SPDR INDEX SHARES FUNDS
NOTES TO Schedules OF INVESTMENTS  (continued)
December 31, 2018 (Unaudited)

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Solactive Canada ETF	$ 24,762,265	$ 112,930	$ 3,175,207	$ (3,062,277)
SPDR Solactive Germany ETF	9,245,085	29,939	1,668,338	(1,638,399)
SPDR Solactive Hong Kong ETF	5,998,437	85,552	347,981	(262,429)
SPDR Solactive Japan ETF	16,245,212	135,928	2,486,276	(2,350,348)
SPDR Solactive United Kingdom ETF	10,781,313	65,029	1,777,368	(1,712,339)
SPDR S&P Global Dividend ETF	249,014,932	6,101,943	28,088,483	(21,986,540)
SPDR S&P International Dividend ETF	832,305,875	14,715,596	95,042,443	(80,326,847)
SPDR S&P Emerging Markets Small Cap ETF	584,913,670	31,135,980	154,395,878	(123,259,898)
SPDR Dow Jones Global Real Estate ETF	2,165,820,423	157,851,412	279,898,634	(122,047,222)
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Index Shares Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date: February 28, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date: February 28, 2019